 UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549

   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act file number: 811-22235

AQR Funds

                      (Exact name of registrant as specified in charter)

Two Greenwich Plaza
                                             Greenwich, CT 06830

                    (Address of principal executive offices) (Zip code)
   H.J. Willcox, Esq.
    Principal and Chief Legal Officer
    AQR Capital Management, LLC
                                           Two Greenwich Plaza
                                           Greenwich, CT 06830
              (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2022 to June 30, 2022

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.
Semi-Annual Report
June 30, 2022 (Unaudited)
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Sustainable Long-Short Equity Carbon Aware Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
25
AQR Diversifying Strategies Fund
...................................................................
53
AQR Equity Market Neutral Fund
....................................................................
55
AQR Long-Short Equity Fund
.......................................................................
76
AQR Macro Opportunities Fund
.....................................................................
103
AQR Managed Futures Strategy Fund
................................................................
118
AQR Managed Futures Strategy HV Fund
.............................................................
144
AQR Multi-Asset Fund
............................................................................
169
AQR Risk-Balanced Commodities Strategy Fund
........................................................
187
AQR Style Premia Alternative Fund
..................................................................
197
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
229
Financial Statements and Notes
........................................................................
251
Fund Expense Examples
.............................................................................
333
Board Approval of Investment Advisory Agreements
.........................................................
336
Liquidity Risk Management Program
.....................................................................
339

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 167.5%
COMMON STOCKS - 87.6%
Australia - 1.4%
Ampol Ltd. (2)(a) 1,919 45,293
Aristocrat Leisure Ltd. (2)(a) 13,063 310,718
Aurizon Holdings Ltd. (2)(a) 5,734 15,081
BlueScope Steel Ltd. (2)(a) 24,357 268,381
Fortescue Metals Group Ltd. (2)(a) 15,871 190,845
Harvey Norman Holdings Ltd. (2)(a) 90,183 231,239
JB Hi-Fi Ltd. (2)(a) 5,079 135,083
Lottery Corp. Ltd. (The) *(a) 29,182 91,046
Qube Holdings Ltd. (2)(a) 7,629 14,389
Santos Ltd. (2)(a) 3,284 16,650
Sonic Healthcare Ltd. (2)(a) 1,696 38,657
Tabcorp Holdings Ltd. (2)(a) 29,182 21,541
Treasury Wine Estates Ltd. (2)(a) 14,332 112,394
Woodside Energy Group Ltd. (2) 6,462 142,025
Worley Ltd. (2)(a) 30,900 304,674
1,938,016
—
Belgium - 0.6%
Ageas SA/NV (2)(a) 5,748 253,444
KBC Group NV (2)(a) 5,764 324,289
Proximus SADP (2)(a) 3,960 58,449
Solvay SA (2)(a) 2,386 194,378
830,560
—
Brazil - 0.2%
Yara International ASA (2) 8,404 352,136
Canada - 3.8%
Atco Ltd., Class I (a) 2,069 70,885
Bank of Montreal (a) 525 50,485
Canadian Tire Corp. Ltd., Class A
(a) 2,752 347,207
CGI, Inc. *(a) 1,526 121,563
CI Financial Corp. (a) 6,799 72,205
Cogeco Communications, Inc. (a) 1,072 72,513
Empire Co. Ltd., Class A (a) 6,350 195,601
Fairfax Financial Holdings Ltd. (a) 131 69,418
Finning International, Inc. (a) 648 13,638
Hydro One Ltd. (a)(b) 4,360 117,231
iA Financial Corp., Inc. (a) 2,412 119,963
IGM Financial, Inc. (a) 1,918 51,407
Imperial Oil Ltd. (a) 5,930 279,547
Intact Financial Corp. (a) 291 41,046
Keyera Corp. (a) 2,274 51,939
Kinross Gold Corp. (a) 17,149 61,018
Magna International, Inc. (a) 4,423 242,866
Manulife Financial Corp. (a) 21,828 378,497
National Bank of Canada (a) 1,664 109,197
Northland Power, Inc. (a) 3,357 99,938
Quebecor, Inc., Class B (a) 8,435 180,273
Ritchie Bros Auctioneers, Inc. (a) 897 58,362
SSR Mining, Inc. (a) 1,605 26,808
Stantec, Inc. (a) 2,643 115,785
Suncor Energy, Inc. (a) 9,012 316,176
Teck Resources Ltd., Class B (a) 14,186 433,779
TFI International, Inc. (a) 3,445 276,547
Thomson Reuters Corp. (a) 1,651 172,116
TMX Group Ltd. (a) 1,368 139,223
INVESTMENTS SHARES VALUE ($)
Canada - 3.8% (continued)
Toromont Industries Ltd. (a) 476 38,488
Tourmaline Oil Corp. (a) 14,446 751,143
West Fraser Timber Co. Ltd. (a) 3,534 271,172
5,346,036
—
China - 0.7%
NXP Semiconductors NV 587 86,894
Wilmar International Ltd. (2) 136,600 397,586
Yangzijiang Shipbuilding Holdings
Ltd. (2) 795,100 532,421
1,016,901
—
Colombia - 0.1%
Millicom International Cellular SA,
SDR (2)* 6,612 94,761
Denmark - 1.3%
AP Moller - Maersk A/S, Class B
(2)(a) 388 910,868
Carlsberg A/S, Class B (2)(a) 1,926 246,148
Danske Bank A/S (2)(a) 19,293 274,592
Genmab A/S (2)*(a) 88 28,551
H Lundbeck A/S (a) 6,860 33,316
H Lundbeck A/S, Class A *(a) 1,715 8,230
ISS A/S (2)*(a) 5,814 92,693
Jyske Bank A/S (Registered) (2)*(a) 265 13,062
Pandora A/S (2)(a) 4,091 259,911
ROCKWOOL A/S, Class B (2)(a) 128 29,060
1,896,431
—
Finland - 0.3%
Kesko OYJ, Class B (2)(a) 8,792 208,070
Nokian Renkaat OYJ (2)(a) 7,355 81,122
Valmet OYJ (2)(a) 5,750 141,699
430,891
—
France - 3.5%
Amundi SA (2)(a)(b) 420 23,124
AXA SA (2)(a) 39,447 901,030
BNP Paribas SA (2)(a) 1,820 87,054
Bouygues SA (2)(a) 897 27,685
Carrefour SA (2)(a) 23,338 414,280
Cie de Saint-Gobain (2)(a) 8,901 384,606
Cie Generale des Etablissements
Michelin SCA (2)(a) 1,048 28,622
Credit Agricole SA (2)(a) 7,874 72,590
Electricite de France SA (2)(a) 64,721 531,608
Eutelsat Communications SA (2)(a) 4,982 56,224
Orange SA (2)(a) 38,855 457,851
Publicis Groupe SA (2)*(a) 974 47,902
Renault SA (2)*(a) 9,991 252,232
Rexel SA (2)(a) 9,730 150,348
Rubis SCA (2)(a) 3,694 86,882
Sanofi (2)(a) 186 18,757
SCOR SE (2)(a) 4,795 103,280
Societe Generale SA (2)(a) 21,354 472,131
Sodexo SA (2)(a) 231 16,340
TotalEnergies SE (2)(a) 17,150 902,723
5,035,269
—

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 3.2%
Aurubis AG (2)(a) 1,441 98,327
BASF SE (2)(a) 19,518 853,956
Bayerische Motoren Werke AG (2)
(a) 11,553 895,595
Brenntag SE (2)(a) 2,086 136,588
Covestro AG (2)(a)(b) 1,133 39,370
Deutsche Bank AG (Registered)
(2)(a) 38,590 339,118
Deutsche Post AG (Registered) (2)
(a) 9,813 370,501
Freenet AG (2)(a) 1,628 40,599
Hannover Rueck SE (2)(a) 203 29,609
HeidelbergCement AG (2)(a) 10,814 522,114
K+S AG (Registered) (2)(a) 9,701 236,102
METRO AG (2)(a) 2,846 24,142
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,982 468,837
ProSiebenSat.1 Media SE (2)(a) 14,805 137,703
Rheinmetall AG (2)(a) 1,186 273,687
thyssenkrupp AG (2)*(a) 20,015 114,132
TUI AG (2)* 6,966 11,310
4,591,690
—
Italy - 1.6%
Assicurazioni Generali SpA (2)(a) 7,067 112,880
Banco BPM SpA (2)(a) 51,404 146,742
Eni SpA (2)(a) 70,705 838,608
Hera SpA (2)(a) 35,283 102,241
Italgas SpA (2)(a) 9,298 54,257
Leonardo SpA (2)(a) 66,806 677,801
Poste Italiane SpA (2)(a)(b) 19,741 184,706
UniCredit SpA (2)(a) 1,234 11,793
Unipol Gruppo SpA (2)(a) 40,783 185,766
2,314,794
—
Japan - 15.3%
AGC, Inc. (2)(a) 13,100 460,304
Air Water, Inc. (2)(a) 4,500 56,705
Aisin Corp. (2)(a) 3,800 117,614
Amada Co. Ltd. (2)(a) 13,400 98,789
Asahi Kasei Corp. (2)(a) 36,200 275,387
Astellas Pharma, Inc. (2)(a) 2,000 31,203
Bridgestone Corp. (2)(a) 3,200 116,670
Brother Industries Ltd. (2)(a) 10,800 190,020
Chiba Bank Ltd. (The) (2)(a) 19,800 108,379
Chubu Electric Power Co., Inc. (2)
(a) 7,300 73,507
Concordia Financial Group Ltd. (2)
(a) 7,000 24,305
Dai-ichi Life Holdings, Inc. (2)(a) 3,600 66,583
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 259,518
Daiwa Securities Group, Inc. (2)(a) 35,800 160,299
ENEOS Holdings, Inc. (2)(a) 228,800 860,928
Fujitsu Ltd. (2)(a) 1,300 162,666
Fukuoka Financial Group, Inc. (2)
(a) 13,100 235,931
Haseko Corp. (2)(a) 12,300 144,463
Hitachi Ltd. (2)(a) 4,800 228,336
INVESTMENTS SHARES VALUE ($)
Japan - 15.3% (continued)
Honda Motor Co. Ltd. (2)(a) 8,300 200,122
Idemitsu Kosan Co. Ltd. (2)(a) 17,900 427,607
Iida Group Holdings Co. Ltd. (2)(a) 6,300 96,720
Inpex Corp. (2)(a) 47,600 510,286
Isuzu Motors Ltd. (2)(a) 12,000 132,737
ITOCHU Corp. (2)(a) 16,600 447,834
Japan Post Bank Co. Ltd. (2)(a) 1,700 13,235
Japan Post Holdings Co. Ltd. (2)(a) 129,400 925,848
Japan Post Insurance Co. Ltd. (2)
(a) 26,800 428,926
JFE Holdings, Inc. (2)(a) 81,500 857,397
JTEKT Corp. (2)(a) 13,000 97,732
Kajima Corp. (2)(a) 25,700 294,692
Kansai Electric Power Co., Inc.
(The) (2)(a) 3,600 35,635
Kinden Corp. (2)(a) 1,100 12,696
Komatsu Ltd. (2)(a) 1,300 28,947
Konami Group Corp. (2)(a) 500 27,701
Kuraray Co. Ltd. (2)(a) 25,700 207,344
Marubeni Corp. (2)(a) 64,400 577,770
Mazda Motor Corp. (2)(a) 52,200 426,082
Mitsubishi Chemical Group Corp.
(2)(a) 52,600 285,811
Mitsubishi Corp. (2)(a) 2,000 59,562
Mitsubishi Electric Corp. (2)(a) 12,900 138,664
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 23,200 335,610
Mitsubishi HC Capital, Inc. (2)(a) 56,100 258,923
Mitsubishi Heavy Industries Ltd.
(2)(a) 5,300 185,244
Mitsui & Co. Ltd. (2)(a) 9,900 217,548
Mitsui Chemicals, Inc. (2)(a) 19,400 413,792
Mizuho Financial Group, Inc. (2)(a) 81,580 928,783
MS&AD Insurance Group Holdings,
Inc. (2)(a) 19,400 594,870
NGK Insulators Ltd. (2)(a) 1,100 14,820
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,000 163,419
Nippon Steel Corp. (2)(a) 61,000 853,702
Nippon Telegraph & Telephone
Corp. (2)(a) 23,200 666,610
Nippon Yusen KK (2)(a) 4,000 274,260
Nitto Denko Corp. (2)(a) 500 32,339
NSK Ltd. (2)(a) 2,400 12,912
Obayashi Corp. (2)(a) 13,300 96,734
Oji Holdings Corp. (2)(a) 19,100 82,747
ORIX Corp. (2)(a) 3,800 63,687
Osaka Gas Co. Ltd. (2)(a) 15,700 300,894
Resona Holdings, Inc. (2)(a) 171,000 639,628
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 17,396
Sega Sammy Holdings, Inc. (2)(a) 3,200 51,399
Sekisui Chemical Co. Ltd. (2)(a) 4,400 60,324
Shimamura Co. Ltd. (2)(a) 300 26,360
Shinsei Bank Ltd. (2)(a) 9,700 146,169
Shizuoka Bank Ltd. (The) (2)(a) 11,700 70,444
Sojitz Corp. (2)(a) 25,120 356,054
Sompo Holdings, Inc. (2)(a) 12,500 552,099
Subaru Corp. (2)(a) 10,900 192,804
Sumitomo Chemical Co. Ltd. (2)(a) 76,600 299,789

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 15.3% (continued)
Sumitomo Corp. (2)(a) 23,200 315,368
Sumitomo Heavy Industries Ltd.
(2)(a) 4,800 106,256
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 8,700 268,882
Sumitomo Pharma Co. Ltd. (2)(a) 16,600 133,320
Sumitomo Realty & Development
Co. Ltd. (2)(a) 5,200 137,273
Suntory Beverage & Food Ltd. (2)
(a) 1,400 52,868
T&D Holdings, Inc. (2)(a) 19,100 228,638
Taisei Corp. (2)(a) 6,200 193,316
Teijin Ltd. (2)(a) 1,400 14,576
Toho Gas Co. Ltd. (2)(a) 2,800 67,636
Tokio Marine Holdings, Inc. (2)(a) 1,700 99,130
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 244,900 1,024,468
TOPPAN, Inc. (2)(a) 10,000 166,839
Toray Industries, Inc. (2)(a) 49,700 279,753
Tosoh Corp. (2)(a) 27,400 340,821
Toyota Boshoku Corp. (2)(a) 9,700 144,090
Toyota Tsusho Corp. (2)(a) 11,400 371,672
21,759,221
—
Luxembourg - 0.8%
APERAM SA (2) 3,108 86,322
ArcelorMittal SA (2) 35,539 796,975
Eurofins Scientific SE (2) 2,382 188,126
1,071,423
—
Netherlands - 2.0%
ABN AMRO Bank NV, CVA (2)(a)(b) 1,133 12,731
Aegon NV (2)(a) 139,790 602,024
ASR Nederland NV (2)(a) 6,731 271,374
Koninklijke Ahold Delhaize NV (2)
(a) 19,645 511,340
Koninklijke Vopak NV (2)(a) 3,744 94,353
NN Group NV (2)(a) 5,319 240,913
Randstad NV (2)(a) 4,158 200,958
SBM Offshore NV (2)(a) 972 13,164
Shell plc (2)(a) 35,595 926,993
2,873,850
—
Norway - 0.1%
Leroy Seafood Group ASA (2)(a) 7,310 52,340
Salmar ASA (2)(a) 1,667 118,017
170,357
—
Singapore - 0.2%
Genting Singapore Ltd. (2) 93,800 48,649
Oversea-Chinese Banking Corp.
Ltd. (2) 1,500 12,305
SATS Ltd. (2)* 10,200 28,618
Venture Corp. Ltd. (2) 13,400 160,511
250,083
—
Spain - 1.6%
Acciona SA (2)(a) 777 143,169
Banco de Sabadell SA (2)(a) 22,297 17,878
Banco Santander SA (2)(a) 48,261 136,550
INVESTMENTS SHARES VALUE ($)
Spain - 1.6% (continued)
CaixaBank SA (2)(a) 28,760 100,719
Enagas SA (2)(a) 4,915 108,703
Endesa SA (2)(a) 7,799 147,537
Iberdrola SA (2)(a) 13,023 135,588
Mapfre SA (2)(a) 45,464 80,397
Repsol SA (2)(a) 61,896 912,472
Telefonica SA (2)(a) 93,214 475,907
2,258,920
—
Sweden - 1.2%
Axfood AB (2)(a) 4,649 133,856
Boliden AB (2)(a) 1,895 60,603
Fastighets AB Balder, Class B
(2)*(a) 36,479 174,759
Getinge AB, Class B (2)(a) 10,830 251,000
H & M Hennes & Mauritz AB, Class
B (2)(a) 27,280 327,432
Securitas AB, Class B (2)(a) 1,434 12,398
Skanska AB, Class B (2)(a) 14,601 224,644
SKF AB, Class B (2)(a) 2,929 43,456
SSAB AB, Class B (2)(a) 79,404 329,942
Trelleborg AB, Class B (2)(a) 2,490 50,379
Volvo AB, Class B (2)(a) 8,773 136,503
1,744,972
—
Switzerland - 1.3%
Adecco Group AG (Registered) (2)
(a) 11,107 378,579
Baloise Holding AG (Registered)
(2)(a) 1,107 181,209
BKW AG (2)(a) 157 16,426
Bucher Industries AG (Registered)
(2)(a) 82 28,622
DKSH Holding AG (2)(a) 887 73,394
Geberit AG (Registered) (2)(a) 57 27,423
Helvetia Holding AG (Registered)
(2)(a) 557 65,416
Novartis AG (Registered) (2)(a) 3,557 301,565
Sulzer AG (Registered) (2)(a) 900 56,098
Swiss Life Holding AG (Registered)
(2)(a) 433 211,377
Swisscom AG (Registered) (2)(a) 745 412,074
UBS Group AG (Registered) (2)(a) 9,133 147,651
1,899,834
—
United Kingdom - 2.8%
abrdn plc (2) 27,879 54,419
Aviva plc (2)(a) 78,547 384,744
Barclays plc (2) 494,514 924,721
BP plc (2)(a) 133,816 628,333
Britvic plc (2)(a) 5,019 49,750
BT Group plc (2)(a) 162,438 369,182
Centrica plc (2)* 55,314 54,016
DS Smith plc (2)(a) 31,521 106,756
Howden Joinery Group plc (2)(a) 13,817 101,851
Investec plc (2)(a) 17,694 96,350
Kingfisher plc (2)(a) 16,608 49,633
M&G plc (2)(a) 101,689 241,076
Man Group plc (2)(a) 16,121 49,213
Marks & Spencer Group plc (2)* 181,211 300,635

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 2.8% (continued)
National Grid plc (2)(a) 12,232 157,193
Royal Mail plc (2)(a) 99,625 329,107
Spectris plc (2)(a) 709 23,489
Subsea 7 SA (2)(a) 10,238 81,771
4,002,239
—
United States - 45.6%
A O Smith Corp. (a) 244 13,342
AbbVie, Inc. (a) 2,861 438,191
ABIOMED, Inc. *(a) 77 19,058
Accenture plc, Class A (a) 74 20,546
Acuity Brands, Inc. (a)(c) 1,094 168,520
AGCO Corp. (a) 589 58,134
Agilent Technologies, Inc. (a) 775 92,047
Air Lease Corp. (a) 1,110 37,107
Akamai Technologies, Inc. *(a)(c) 1,368 124,939
Alaska Air Group, Inc. *(a) 1,806 72,330
Albertsons Cos., Inc., Class A (a) 1,048 28,003
Allison Transmission Holdings, Inc.
(a)(c) 18,456 709,633
Allstate Corp. (The) (a)(c) 2,295 290,845
Alphabet, Inc., Class A *(a) 438 954,516
Amdocs Ltd. (a) 3,899 324,826
AMERCO (a) 40 19,129
American International Group, Inc.
(a) 243 12,425
Ameriprise Financial, Inc. (a) 646 153,541
Amgen, Inc. (a)(c) 1,421 345,729
Amkor Technology, Inc. (a) 10,495 177,890
ANSYS, Inc. *(a) 553 132,327
APA Corp. (a)(c) 10,661 372,069
Applied Materials, Inc. (a)(c) 1,028 93,527
Aramark (a)(c) 2,191 67,110
Archer-Daniels-Midland Co. (a) 835 64,796
Arrow Electronics, Inc. *(a) 4,734 530,634
Associated Banc-Corp. (a)(c) 7,113 129,883
Assured Guaranty Ltd. (a) 722 40,280
AutoNation, Inc. *(a)(c) 8,866 990,864
AutoZone, Inc. *(a) 81 174,079
Avient Corp. (a) 3,212 128,737
Avnet, Inc. (a) 1,008 43,223
Bank of New York Mellon Corp.
(The) (a)(c) 1,432 59,729
Bath & Body Works, Inc. (a)(c) 5,569 149,917
Baxter International, Inc. (a) 258 16,571
Belden, Inc. (a) 822 43,788
Berry Global Group, Inc. *(a)(c) 3,537 193,262
Best Buy Co., Inc. (a) 2,687 175,166
Biogen, Inc. *(a)(c) 2,858 582,861
Bio-Rad Laboratories, Inc., Class
A *(a) 509 251,955
Bio-Techne Corp. (a) 442 153,215
BJ's Wholesale Club Holdings, Inc.
*(a) 3,093 192,756
Blackbaud, Inc. *(a)(c) 2,243 130,251
Booking Holdings, Inc. *(a) 9 15,741
Booz Allen Hamilton Holding Corp.
(a)(c) 2,614 236,201
BorgWarner, Inc. (a)(c) 3,172 105,850
Bread Financial Holdings, Inc. (a) 5,686 210,723
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
Bristol-Myers Squibb Co. (a) 3,690 284,130
Broadcom, Inc. (a) 147 71,414
BRP, Inc. (a) 2,970 182,787
Brunswick Corp. (a)(c) 4,073 266,293
Builders FirstSource, Inc. *(a)(c) 18,402 988,187
CACI International, Inc., Class A
*(a) 1,125 317,003
Cadence Design Systems, Inc. *(a) 1,605 240,798
Callaway Golf Co. *(a)(c) 7,050 143,820
Carlisle Cos., Inc. (a) 467 111,431
Carter's, Inc. (a) 178 12,545
Casey's General Stores, Inc. (a) 802 148,354
Cathay General Bancorp (a) 1,339 52,422
CDW Corp. (a) 1,379 217,275
ChampionX Corp. (a) 7,376 146,414
Charles River Laboratories
International, Inc. *(a) 1,640 350,911
Chemed Corp. (a) 243 114,062
Chemours Co. (The) (a)(c) 4,914 157,346
Chipotle Mexican Grill, Inc. *(a) 34 44,447
Ciena Corp. *(a) 2,162 98,803
Cigna Corp. (a) 322 84,853
Cirrus Logic, Inc. *(a) 3,272 237,351
Cisco Systems, Inc. (a) 21,399 912,453
Citizens Financial Group, Inc. (a) 925 33,013
Citrix Systems, Inc. (a) 532 51,694
Cognizant Technology Solutions
Corp., Class A (a) 627 42,316
Colgate-Palmolive Co. (a) 170 13,624
Commercial Metals Co. (a)(c) 11,408 377,605
Concentrix Corp. (a) 234 31,740
ConocoPhillips (a)(c) 3,173 284,967
Cooper Cos., Inc. (The) (a) 236 73,896
Coterra Energy, Inc. (a) 680 17,537
Cracker Barrel Old Country Store,
Inc. (a)(c) 455 37,988
Cummins, Inc. (a) 1,776 343,709
Curtiss-Wright Corp. (a) 1,120 147,907
CVS Health Corp. (a)(c) 10,339 958,012
Dana, Inc. (a) 5,821 81,901
Darling Ingredients, Inc. *(a) 178 10,644
Deckers Outdoor Corp. *(a) 1,549 395,537
Dell Technologies, Inc., Class C (a) 19,046 880,116
Dick's Sporting Goods, Inc. (a)(c) 4,985 375,719
DISH Network Corp., Class A *(a) 725 12,999
DXC Technology Co. *(a)(c) 5,168 156,642
Eagle Materials, Inc. (a) 283 31,113
East West Bancorp, Inc. (a) 358 23,198
Eastman Chemical Co. (a) 1,465 131,513
Eaton Corp. plc (a) 1,489 187,599
eBay, Inc. (a) 4,376 182,348
Electronic Arts, Inc. (a)(c) 2,545 309,599
Elevance Health, Inc. (a) 694 334,911
EMCOR Group, Inc. (a) 1,373 141,364
Emerson Electric Co. (a) 794 63,155
EnerSys (a) 242 14,268
EOG Resources, Inc. (a) 5,646 623,544
EPAM Systems, Inc. *(a) 705 207,820
Estee Lauder Cos., Inc. (The),
Class A (a) 745 189,729

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
Everest Re Group Ltd. (a) 636 178,258
Expedia Group, Inc. *(a) 2,593 245,894
Expeditors International of
Washington, Inc. (a)(c) 3,076 299,787
F5, Inc. *(a) 602 92,130
Fair Isaac Corp. *(a) 541 216,887
Federated Hermes, Inc. (a) 5,966 189,659
First American Financial Corp. (a) 325 17,199
First Hawaiian, Inc. (a) 922 20,939
Flowers Foods, Inc. (a)(c) 1,638 43,112
Flowserve Corp. (a) 1,828 52,336
FNB Corp. (a) 10,949 118,906
Foot Locker, Inc. (a) 8,019 202,480
Fortinet, Inc. *(a) 4,095 231,695
Fortune Brands Home & Security,
Inc. (a) 208 12,455
Fulton Financial Corp. (a) 2,749 39,723
Gartner, Inc. *(a)(c) 1,372 331,791
General Dynamics Corp. (a) 595 131,644
General Mills, Inc. (a)(c) 1,302 98,236
General Motors Co. *(a) 3,227 102,490
Gilead Sciences, Inc. (a) 16,077 993,718
Global Payments, Inc. (a) 864 95,593
Globus Medical, Inc., Class A *(a)
(c) 2,412 135,410
GoHealth, Inc., Class A * 9,098 5,440
Goodyear Tire & Rubber Co. (The)
*(a) 31,445 336,776
Graham Holdings Co., Class B (a) 262 148,512
Grand Canyon Education, Inc. *(a)
(c) 1,943 183,011
Greif, Inc., Class A (a) 2,109 131,559
H&R Block, Inc. (a) 5,130 181,192
Halliburton Co. (a)(c) 5,763 180,728
Harley-Davidson, Inc. (a) 400 12,664
Hartford Financial Services Group,
Inc. (The) (a) 1,737 113,652
Hasbro, Inc. (a) 154 12,610
HCA Healthcare, Inc. (a) 513 86,215
Helen of Troy Ltd. *(a) 438 71,136
Henry Schein, Inc. *(a) 207 15,885
Hewlett Packard Enterprise Co. (a) 31,186 413,526
Hexcel Corp. (a)(c) 2,416 126,381
HF Sinclair Corp. (a)(c) 7,059 318,784
Hologic, Inc. *(a) 580 40,194
Horizon Therapeutics plc *(a) 1,545 123,229
Howmet Aerospace, Inc. (a) 7,692 241,913
HP, Inc. (a)(c) 26,321 862,802
Hubbell, Inc. (a)(c) 576 102,862
Humana, Inc. (a) 224 104,848
Huntsman Corp. (a)(c) 2,896 82,102
IAC/InterActiveCorp *(a) 649 49,305
Ingredion, Inc. (a) 1,330 117,253
Intel Corp. (a) 24,837 929,152
Interpublic Group of Cos., Inc.
(The) (a) 2,347 64,613
Intuit, Inc. (a) 63 24,283
Invesco Ltd. (a) 4,207 67,859
IQVIA Holdings, Inc. *(a)(c) 1,121 243,246
ITT, Inc. (a)(c) 2,012 135,287
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
J M Smucker Co. (The) (a)(c) 1,367 174,990
Jabil, Inc. (a) 6,559 335,886
Jefferies Financial Group, Inc. (a) 1,865 51,511
JetBlue Airways Corp. *(a)(c) 8,712 72,919
Johnson Controls International plc
(a) 682 32,654
Juniper Networks, Inc. (a)(c) 3,281 93,509
KB Home (a)(c) 6,214 176,850
Keysight Technologies, Inc. *(a) 870 119,930
KLA Corp. (a) 481 153,477
Knight-Swift Transportation
Holdings, Inc. (a)(c) 1,529 70,777
Kroger Co. (The) (a) 10,691 506,005
L3Harris Technologies, Inc. (a) 100 24,170
Laboratory Corp. of America
Holdings (a) 652 152,803
Lear Corp. (a) 605 76,163
Lennar Corp., Class A (a) 4,929 347,840
Lincoln National Corp. (a)(c) 3,800 177,726
Lithia Motors, Inc. (a) 208 57,160
Louisiana-Pacific Corp. (a) 1,698 88,992
Lowe's Cos., Inc. (a) 71 12,402
LyondellBasell Industries NV, Class
A (a) 2,966 259,406
M&T Bank Corp. (a) 424 67,581
Manhattan Associates, Inc. *(a)(c) 1,480 169,608
ManpowerGroup, Inc. (a) 2,756 210,586
Marathon Oil Corp. (a) 4,694 105,521
Marriott Vacations Worldwide Corp.
(a) 1,209 140,486
Masimo Corp. *(a) 293 38,286
MasTec, Inc. *(a) 2,112 151,346
Match Group, Inc. *(a)(c) 1,011 70,457
Mattel, Inc. *(a) 40,231 898,358
Maximus, Inc. (a) 1,980 123,770
McDonald's Corp. (a) 339 83,692
MDU Resources Group, Inc. (a) 8,283 223,558
Medpace Holdings, Inc. *(a) 133 19,906
Medtronic plc (a) 882 79,160
Merck & Co., Inc. (a) 4,753 433,331
Meta Platforms, Inc., Class A *(a) 5,763 929,284
MGM Resorts International (a) 443 12,825
Microchip Technology, Inc. (a) 213 12,371
Micron Technology, Inc. (a)(c) 16,834 930,584
Microsoft Corp. (a) 337 86,552
MillerKnoll, Inc. (a)(c) 5,319 139,730
Minerals Technologies, Inc. (a) 1,346 82,564
MKS Instruments, Inc. (a)(c) 4,462 457,935
Moderna, Inc. *(a) 101 14,428
Mohawk Industries, Inc. *(a)(c) 2,006 248,925
Molina Healthcare, Inc. *(a) 761 212,783
Molson Coors Beverage Co., Class
B (a) 3,510 191,330
MSA Safety, Inc. (a) 202 24,456
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 588 44,165
Murphy Oil Corp. (a) 2,481 74,901
Murphy USA, Inc. (a) 2,685 625,256
Navient Corp. (a) 4,433 62,018
NCR Corp. *(a) 4,694 146,030

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
Nielsen Holdings plc (a) 1,136 26,378
NortonLifeLock, Inc. (a) 3,279 72,007
Nu Skin Enterprises, Inc., Class
A (a) 5,129 222,086
Old Republic International Corp. (a) 3,133 70,054
Olin Corp. (a) 4,090 189,285
Omnicom Group, Inc. (a) 834 53,051
ON Semiconductor Corp. *(a) 735 36,978
Oracle Corp. (a) 1,653 115,495
O'Reilly Automotive, Inc. *(a) 79 49,909
Organon & Co. (a)(c) 1,948 65,745
Oshkosh Corp. (a)(c) 1,130 92,818
Owens Corning (a) 160 11,890
PACCAR, Inc. (a) 534 43,970
Packaging Corp. of America (a) 1,964 270,050
Papa John's International, Inc. (a)
(c) 1,671 139,562
PDC Energy, Inc. (a)(c) 1,933 119,092
Penske Automotive Group, Inc. (a) 5,107 534,652
PerkinElmer, Inc. (a) 315 44,799
Pfizer, Inc. (a)(c) 4,091 214,491
Playtika Holding Corp. *(a) 14,221 188,286
Polaris, Inc. (a)(c) 7,725 766,938
Popular, Inc. 5,592 430,193
Procter & Gamble Co. (The) (a) 204 29,333
PulteGroup, Inc. (a)(c) 17,911 709,813
PVH Corp. (a)(c) 3,995 227,316
Qorvo, Inc. *(a)(c) 4,562 430,288
QUALCOMM, Inc. (a) 6,681 853,431
Quanta Services, Inc. (a)(c) 3,380 423,649
Quest Diagnostics, Inc. (a) 368 48,937
QuidelOrtho Corp. *(a) 5,401 524,869
Qurate Retail, Inc., Series A 104,413 299,665
Ralph Lauren Corp. (a) 895 80,237
Regal Rexnord Corp. (a)(c) 2,970 337,154
Regeneron Pharmaceuticals, Inc.
*(a) 390 230,541
Regions Financial Corp. (a) 931 17,456
Reliance Steel & Aluminum Co. (a) 1,225 208,079
Roche Holding AG (2)(a) 597 199,577
Salesforce, Inc. *(a) 880 145,235
Schneider National, Inc., Class B
(a) 4,903 109,729
Science Applications International
Corp. (a) 673 62,656
Seagate Technology Holdings plc
(a) 197 14,074
Semtech Corp. *(a)(c) 1,921 105,597
Signify NV (2)(a)(b) 8,951 295,296
Silgan Holdings, Inc. (a)(c) 5,212 215,516
Skechers USA, Inc., Class A *(a)(c) 4,402 156,623
Skyworks Solutions, Inc. (a) 5,985 554,450
Snap-on, Inc. (a)(c) 1,153 227,176
Sonoco Products Co. (a) 566 32,285
Sprouts Farmers Market, Inc. *(a)
(c) 11,095 280,925
SS&C Technologies Holdings, Inc.
(a) 603 35,016
Steel Dynamics, Inc. (a)(c) 9,015 596,342
Stellantis NV (2)(a) 47,371 588,099
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
STERIS plc (a) 1,192 245,731
Stifel Financial Corp. (a) 2,087 116,914
Stryker Corp. (a) 159 31,630
Swiss Re AG (2)(a) 8,154 632,897
Synaptics, Inc. *(a) 1,595 188,290
Synchrony Financial (a) 711 19,638
Syneos Health, Inc. *(a) 974 69,816
Synopsys, Inc. *(a) 1,051 319,189
Synovus Financial Corp. (a)(c) 2,718 97,984
Tapestry, Inc. (a) 2,307 70,410
Target Corp. (a) 2,332 329,348
Taylor Morrison Home Corp. *(a)(c) 13,974 326,433
TD SYNNEX Corp. (a)(c) 3,730 339,803
Tenet Healthcare Corp. *(a) 2,564 134,764
Teradata Corp. *(a) 350 12,954
Teradyne, Inc. (a)(c) 1,698 152,056
Terex Corp. (a) 9,776 267,569
Texas Roadhouse, Inc. (a) 2,299 168,287
Textron, Inc. (a)(c) 10,352 632,197
Thor Industries, Inc. (a) 170 12,704
Timken Co. (The) (a)(c) 2,191 116,233
Toll Brothers, Inc. (a) 11,400 508,440
Tractor Supply Co. (a) 79 15,314
Tri Pointe Homes, Inc. *(a) 12,617 212,849
Tyson Foods, Inc., Class A (a)(c) 2,353 202,499
United Rentals, Inc. *(a) 361 87,691
United States Steel Corp. (a)(c) 619 11,086
United Therapeutics Corp. *(a) 3,280 772,899
Universal Display Corp. (a)(c) 2,029 205,213
Universal Health Services, Inc.,
Class B (a)(c) 4,649 468,201
Unum Group (a) 16,840 572,897
Urban Outfitters, Inc. *(a) 4,357 81,302
US Foods Holding Corp. *(a) 1,219 37,399
Valero Energy Corp. (a) 209 22,213
Veeva Systems, Inc., Class A *(a) 5,043 998,715
VeriSign, Inc. *(a) 605 101,235
Vertex Pharmaceuticals, Inc. *(a) 173 48,750
Viatris, Inc. (a) 18,256 191,140
Virtu Financial, Inc., Class A (a) 713 16,691
Vishay Intertechnology, Inc. (a)(c) 18,580 331,096
Vontier Corp. (a) 12,979 298,387
Werner Enterprises, Inc. (a) 2,812 108,374
Western Digital Corp. *(a) 260 11,656
Westlake Corp. (a) 511 50,088
Westrock Co. (a) 4,326 172,348
Whirlpool Corp. (a) (c) 373 57,767
Williams-Sonoma, Inc. (a)(c) 4,027 446,796
Wintrust Financial Corp. (a) 880 70,532
World Wrestling Entertainment,
Inc., Class A (a) 959 59,928
Xerox Holdings Corp. (a) 10,774 159,994
XPO Logistics, Inc. *(a) 7,237 348,534
Yelp, Inc. *(a)(c) 8,085 224,520
YETI Holdings, Inc. *(a)(c) 11,918 515,692
Zebra Technologies Corp., Class
A *(a) 176 51,735
Ziff Davis, Inc. *(a)(c) 2,502 186,474
Zimmer Biomet Holdings, Inc. (a) 125 13,133

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 45.6% (continued)
Zoetis, Inc. (a) 759 130,465
64,645,399
—
TOTAL COMMON STOCKS
(Cost $105,253,520) 124,523,783
PREFERRED STOCKS - 0.0% (d)
United States - 0.0% (d)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $51,189) 896 52,371
SHORT-TERM INVESTMENTS - 79.9%
INVESTMENT COMPANIES - 54.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (e)(f) 1,935,678 1,935,678
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
1.20% (e) 30,026 30,026
Limited Purpose Cash Investment
Fund, 1.15% (e) 75,587,722 75,527,251
TOTAL INVESTMENT COMPANIES
(Cost $77,508,806) 77,492,955
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.3%
U.S. Treasury Bills
0.22%, 7/7/2022 (2)(g) $ 9,166,000 9,164,854
0.28%, 7/14/2022 (2)(g) 992,000 991,618
0.38%, 7/28/2022 (2)(g) 428,000 427,654
0.49%, 8/4/2022 (2)(g) 313,000 312,650
0.71%, 8/25/2022 (2)(g) 978,000 975,856
0.67%, 9/1/2022 (2)(g) 885,000 882,679
0.70%, 9/8/2022 (2)(g) 326,000 325,037
0.82%, 9/15/2022 (2)(g) 999,000 995,668
0.87%, 9/22/2022 (2)(g) 1,284,000 1,279,187
1.06%, 9/29/2022 (2)(g) 884,000 880,376
1.12%, 10/6/2022 (2)(g)(h) 4,726,000 4,703,843
1.38%, 10/27/2022 (2)(g) 627,000 623,048
1.39%, 11/10/2022 (2)(g) 695,000 689,858
1.54%, 11/25/2022 (2)(g) 1,432,000 1,420,130
1.59%, 12/1/2022 (2)(g) 208,000 206,052
2.18%, 12/15/2022 (2)(g) 291,000 287,953
2.53%, 12/29/2022 (2)(g) 11,925,000 11,779,907
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,965,526) 35,946,370
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,474,332) 113,439,325
TOTAL LONG POSITIONS
(Cost $218,779,041) 238,015,479
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (88.0)%
COMMON STOCKS - (88.0)%
Australia - (1.3)%
Alumina Ltd. (2) (11,404) (11,560)
APA Group (2) (23,329) (181,681)
Atlas Arteria Ltd. (2) (20,949) (116,722)
Domino's Pizza Enterprises Ltd. (2) (380) (17,862)
Evolution Mining Ltd. (2) (17,486) (28,571)
IDP Education Ltd. (2) (7,538) (123,436)
Insurance Australia Group Ltd. (2) (78,147) (235,656)
Lynas Rare Earths Ltd. (2)* (10,826) (65,436)
Mineral Resources Ltd. (2) (3,422) (114,851)
Northern Star Resources Ltd. (2) (49,341) (231,444)
Pilbara Minerals Ltd. (2)* (126,069) (200,533)
QBE Insurance Group Ltd. (2) (37,612) (316,050)
Seven Group Holdings Ltd. (2) (4,733) (54,414)
Suncorp Group Ltd. (2) (1,807) (13,780)
Transurban Group (2) (7,294) (72,570)
Woolworths Group Ltd. (2) (4,808) (118,096)
(1,902,662)
—
Austria – (0.0)% (d)
ams-OSRAM AG (2)* (2,258) (20,428)
Belgium - (0.3)%
Anheuser-Busch InBev SA/NV (2) (6,012) (323,758)
Galapagos NV (2)* (1,757) (97,420)
(421,178)
—
Brazil - (0.3)%
MercadoLibre, Inc. * (362) (230,547)
Wheaton Precious Metals Corp. (5,009) (180,483)
(411,030)
—
Canada - (3.3)%
Agnico Eagle Mines Ltd. (6,769) (309,843)
Air Canada * (17,522) (218,344)
Alamos Gold, Inc., Class A (4,596) (32,242)
AltaGas Ltd. (2,517) (53,109)
Ballard Power Systems, Inc. * (43,824) (276,794)
Barrick Gold Corp. (11,823) (209,052)
BlackBerry Ltd. * (25,823) (139,226)
Boralex, Inc., Class A (4,832) (160,967)
CAE, Inc. * (4,470) (110,153)
Cameco Corp. (5,364) (112,764)
Canada Goose Holdings, Inc. * (3,293) (59,403)
Canadian Pacific Railway Ltd. (4,602) (321,446)
Canopy Growth Corp. * (30,919) (87,915)
Constellation Software, Inc. (233) (345,892)
Dollarama, Inc. (2,761) (158,985)
Element Fleet Management Corp. (2,401) (25,032)
Franco-Nevada Corp. (2,787) (366,605)
GFL Environmental, Inc. (2,127) (54,794)
Innergex Renewable Energy, Inc. (8,775) (117,936)
Kinaxis, Inc. * (240) (25,909)
Lightspeed Commerce, Inc. * (6,459) (144,013)
Loblaw Cos. Ltd. (142) (12,807)
Nuvei Corp. *(b) (1,126) (40,694)
Pan American Silver Corp. (2,320) (45,582)
Restaurant Brands International,
Inc. (2,702) (135,541)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Canada - (3.3)% (continued)
Shopify, Inc., Class A * (29,390) (918,322)
SNC-Lavalin Group, Inc. (6,584) (113,246)
WSP Global, Inc. (815) (92,150)
(4,688,766)
—
Chile – (0.0)% (d)
Antofagasta plc (2) (2,242) (31,659)
China - (0.2)%
Prosus NV (2)* (4,143) (268,274)
Denmark - (1.4)%
Ambu A/S, Class B (2) (7,603) (74,290)
Coloplast A/S, Class B (2) (512) (58,501)
Demant A/S (2)* (1,987) (74,694)
GN Store Nord A/S (2) (442) (15,593)
Novo Nordisk A/S, Class B (2) (7,662) (849,733)
Orsted A/S (2)(b) (4,573) (481,646)
Tryg A/S (2) (656) (14,780)
Vestas Wind Systems A/S (2) (19,533) (415,311)
(1,984,548)
—
Faroe Islands – (0.0)% (d)
Bakkafrost P/F (2) (456) (29,389)
Finland - (0.3)%
Neste OYJ (2) (1,515) (67,389)
Orion OYJ, Class B (2) (6,474) (289,741)
UPM-Kymmene OYJ (2) (381) (11,683)
(368,813)
—
France - (4.9)%
Accor SA (2)* (3,298) (89,975)
Adevinta ASA (2)* (21,664) (159,489)
Air Liquide SA (2) (3,581) (482,013)
Airbus SE (2) (2,096) (205,010)
BioMerieux (2) (1,089) (106,781)
Bollore SE (2) (25,176) (117,364)
Cie Plastic Omnium SA (2) (1,073) (18,664)
Dassault Systemes SE (2) (26,626) (986,250)
Edenred (2) (9,021) (427,331)
EssilorLuxottica SA (2) (4,703) (713,035)
Getlink SE (2) (4,549) (80,678)
Hermes International (2) (919) (1,034,268)
L'Oreal SA (2) (136) (47,220)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,652) (1,012,474)
Orpea SA (2) (1,925) (47,223)
Remy Cointreau SA (2) (95) (16,669)
Safran SA (2) (746) (74,276)
Sartorius Stedim Biotech (2) (1,428) (450,559)
SEB SA (2) (153) (14,765)
SOITEC (2)* (896) (128,702)
Ubisoft Entertainment SA (2)* (638) (28,138)
Valeo (2) (7,408) (144,352)
Worldline SA (2)*(b) (15,517) (578,775)
(6,964,011)
—
Germany - (3.2)%
Carl Zeiss Meditec AG (2) (2,885) (346,862)
Commerzbank AG (2)* (7,883) (55,931)
HelloFresh SE (2)* (1,721) (56,147)
INVESTMENTS SHARES VALUE ($)
Germany - (3.2)% (continued)
Merck KGaA (2) (5,269) (893,735)
MTU Aero Engines AG (2) (374) (68,514)
Nemetschek SE (2) (3,641) (221,506)
Puma SE (2) (3,277) (217,417)
Rational AG (2) (47) (27,401)
SAP SE (2) (2,852) (259,961)
Sartorius AG (Preference) (2) (2,535) (889,705)
Siemens Healthineers AG (2)(b) (15,552) (792,940)
Symrise AG (2) (896) (97,722)
TeamViewer AG (2)*(b) (5,705) (57,051)
Telefonica Deutschland Holding
AG (2) (49,224) (141,948)
United Internet AG (Registered) (2) (2,660) (76,247)
Volkswagen AG (Preference) (2) (99) (13,329)
Zalando SE (2)*(b) (10,548) (277,862)
(4,494,278)
—
Hong Kong - (0.1)%
Prudential plc (2) (10,473) (130,276)
Italy - (2.3)%
Amplifon SpA (2) (6,675) (205,220)
Brembo SpA (2) (3,436) (33,503)
Davide Campari-Milano NV (2) (6,439) (67,930)
DiaSorin SpA (2) (880) (115,729)
Enel SpA (2) (8,408) (46,111)
Ferrari NV (2) (5,344) (983,498)
FinecoBank Banca Fineco SpA (2) (3,135) (37,609)
Interpump Group SpA (2) (1,713) (65,588)
Moncler SpA (2) (20,297) (874,516)
Nexi SpA (2)*(b) (54,654) (453,871)
Reply SpA (2) (829) (100,849)
Terna - Rete Elettrica Nazionale (2) (27,994) (220,095)
(3,204,519)
—
Japan - (16.1)%
Advantest Corp. (2) (4,700) (252,751)
Aeon Co. Ltd. (2) (35,900) (623,587)
Ajinomoto Co., Inc. (2) (2,300) (56,087)
ANA Holdings, Inc. (2)* (6,000) (110,830)
Asahi Intecc Co. Ltd. (2) (13,100) (198,346)
Asics Corp. (2) (9,000) (163,011)
Azbil Corp. (2) (1,000) (26,365)
Bandai Namco Holdings, Inc. (2) (1,300) (91,771)
BayCurrent Consulting, Inc. (2) (1,200) (320,823)
Benefit One, Inc. (2) (1,200) (16,257)
Capcom Co. Ltd. (2) (12,700) (308,940)
Casio Computer Co. Ltd. (2) (3,200) (29,693)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (107,438)
Cosmos Pharmaceutical Corp. (2) (1,500) (144,066)
CyberAgent, Inc. (2) (13,500) (135,250)
Daifuku Co. Ltd. (2) (800) (45,784)
Daiichi Sankyo Co. Ltd. (2) (12,300) (312,820)
Daikin Industries Ltd. (2) (800) (128,447)
East Japan Railway Co. (2) (5,800) (296,665)
Eisai Co. Ltd. (2) (6,100) (257,909)
Fancl Corp. (2) (3,400) (62,487)
FANUC Corp. (2) (100) (15,674)
Fast Retailing Co. Ltd. (2) (600) (315,166)
Food & Life Cos. Ltd. (2) (2,600) (55,781)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
FUJIFILM Holdings Corp. (2) (400) (21,493)
GMO Payment Gateway, Inc. (2) (1,100) (78,354)
Harmonic Drive Systems, Inc. (2) (4,700) (137,799)
Hisamitsu Pharmaceutical Co., Inc.
(2) (500) (12,925)
Hoya Corp. (2) (4,300) (368,007)
Ibiden Co. Ltd. (2) (1,400) (39,663)
Japan Airlines Co. Ltd. (2)* (12,300) (211,334)
Japan Airport Terminal Co. Ltd. (2)* (6,400) (254,286)
JSR Corp. (2) (1,300) (33,782)
Justsystems Corp. (2) (600) (17,076)
Kadokawa Corp. (2) (7,400) (160,082)
Kakaku.com, Inc. (2) (4,900) (81,384)
Kansai Paint Co. Ltd. (2) (1,400) (17,873)
Kawasaki Heavy Industries Ltd. (2) (4,600) (86,333)
KDDI Corp. (2) (6,800) (214,434)
Keio Corp. (2) (3,000) (107,621)
Keisei Electric Railway Co. Ltd. (2) (3,800) (104,926)
Keyence Corp. (2) (500) (171,469)
Kikkoman Corp. (2) (3,400) (180,937)
Kintetsu Group Holdings Co. Ltd.
(2) (6,200) (192,892)
Kobayashi Pharmaceutical Co.
Ltd. (2) (2,500) (154,828)
Kobe Bussan Co. Ltd. (2) (35,100) (862,795)
Koei Tecmo Holdings Co. Ltd. (2) (5,250) (170,235)
Koito Manufacturing Co. Ltd. (2) (900) (28,586)
Kose Corp. (2) (2,500) (227,840)
Lasertec Corp. (2) (3,700) (440,684)
M3, Inc. (2) (23,300) (670,690)
Marui Group Co. Ltd. (2) (4,800) (84,034)
MatsukiyoCocokara & Co. (2) (5,900) (238,593)
Mercari, Inc. (2)* (6,400) (93,345)
Mitsubishi Motors Corp. (2)* (15,700) (52,959)
Mitsui High-Tec, Inc. (2) (10,700) (666,999)
Miura Co. Ltd. (2) (900) (17,832)
MonotaRO Co. Ltd. (2) (30,400) (453,376)
Nagoya Railroad Co. Ltd. (2) (1,000) (15,421)
Nexon Co. Ltd. (2) (21,600) (443,551)
Nidec Corp. (2) (1,300) (80,557)
Nihon M&A Center Holdings, Inc.
(2) (7,400) (78,885)
Nintendo Co. Ltd. (2) (700) (301,040)
Nippon Paint Holdings Co. Ltd. (2) (29,800) (222,969)
Nippon Sanso Holdings Corp. (2) (2,200) (35,225)
Nisshin Seifun Group, Inc. (2) (1,400) (16,384)
Nomura Research Institute Ltd. (2) (13,300) (356,926)
NTT Data Corp. (2) (2,900) (40,231)
Obic Co. Ltd. (2) (2,900) (412,398)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (126,823)
Olympus Corp. (2) (38,900) (788,316)
Omron Corp. (2) (300) (15,269)
Oracle Corp. Japan (2) (300) (17,471)
Oriental Land Co. Ltd. (2) (6,900) (963,598)
Pan Pacific International Holdings
Corp. (2) (5,200) (82,905)
Persol Holdings Co. Ltd. (2) (1,700) (31,039)
Pola Orbis Holdings, Inc. (2) (7,900) (97,785)
Rakus Co. Ltd. (2) (25,500) (304,392)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
Rakuten Group, Inc. (2) (36,300) (164,134)
Recruit Holdings Co. Ltd. (2) (700) (20,615)
Renesas Electronics Corp. (2)* (2,900) (26,243)
Ryohin Keikaku Co. Ltd. (2) (13,600) (133,230)
Seven & i Holdings Co. Ltd. (2) (8,800) (341,444)
SG Holdings Co. Ltd. (2) (4,700) (79,477)
Sharp Corp. (2) (12,300) (95,141)
SHIFT, Inc. (2)* (400) (52,456)
Shimadzu Corp. (2) (2,100) (66,561)
Shinko Electric Industries Co. Ltd.
(2) (6,100) (157,549)
Shiseido Co. Ltd. (2) (6,000) (241,843)
Showa Denko KK (2) (10,800) (183,694)
SoftBank Corp. (2) (54,400) (603,978)
SoftBank Group Corp. (2) (9,800) (379,833)
Sony Group Corp. (2) (11,000) (897,125)
SUMCO Corp. (2) (10,000) (130,049)
Sundrug Co. Ltd. (2) (1,000) (22,364)
Sysmex Corp. (2) (3,100) (187,056)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (81,456)
Terumo Corp. (2) (16,100) (487,042)
THK Co. Ltd. (2) (3,700) (69,693)
TIS, Inc. (2) (4,600) (121,029)
Tobu Railway Co. Ltd. (2) (600) (13,696)
Tokyo Century Corp. (2) (1,100) (36,544)
Tokyo Electron Ltd. (2) (1,800) (587,508)
TOTO Ltd. (2) (3,200) (105,956)
Toyota Industries Corp. (2) (200) (12,401)
Toyota Motor Corp. (2) (4,500) (69,432)
Trend Micro, Inc. (2) (8,600) (420,724)
Tsuruha Holdings, Inc. (2) (300) (16,324)
Unicharm Corp. (2) (24,600) (825,508)
USS Co. Ltd. (2) (4,300) (74,528)
Welcia Holdings Co. Ltd. (2) (4,600) (92,480)
West Japan Railway Co. (2) (5,200) (191,300)
Yakult Honsha Co. Ltd. (2) (6,700) (386,452)
Yamato Holdings Co. Ltd. (2) (3,200) (51,210)
Yaskawa Electric Corp. (2) (3,200) (103,354)
Yokogawa Electric Corp. (2) (7,100) (117,457)
Z Holdings Corp. (2) (61,300) (178,265)
(22,987,750)
—
Mongolia - (0.1)%
Turquoise Hill Resources Ltd. * (4,069) (108,996)
Netherlands - (1.9)%
Adyen NV (2)*(b) (382) (551,277)
Argenx SE (2)* (1,369) (516,049)
ASM International NV (2) (675) (167,945)
ASML Holding NV (2) (363) (171,495)
Heineken NV (2) (519) (47,240)
IMCD NV (2) (1,397) (191,018)
Koninklijke DSM NV (2) (6,105) (874,544)
Wolters Kluwer NV (2) (1,649) (159,818)
(2,679,386)
—
New Zealand – (0.0)% (d)
Xero Ltd. (2)* (301) (16,056)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Norway - (0.3)%
Kongsberg Gruppen ASA (2) (3,369) (121,167)
Mowi ASA (2) (8,628) (197,302)
Schibsted ASA, Class A (2) (2,176) (39,307)
Telenor ASA (2) (2,123) (28,370)
TOMRA Systems ASA (2) (5,290) (99,283)
(485,429)
—
Singapore - (0.9)%
City Developments Ltd. (2) (7,800) (45,813)
Sea Ltd., ADR * (8,045) (537,889)
Singapore Telecommunications
Ltd. (2) (345,700) (629,197)
(1,212,899)
—
South Korea - (0.4)%
Delivery Hero SE (2)*(b) (14,682) (553,891)
Spain - (1.5)%
Aena SME SA (2)*(b) (370) (47,212)
Amadeus IT Group SA (2)* (13,403) (750,490)
Cellnex Telecom SA (2)(b) (15,264) (594,047)
Ferrovial SA (2) (12,347) (314,154)
Fluidra SA (2) (6,690) (136,121)
Grifols SA (2)* (9,756) (185,017)
Industria de Diseno Textil SA (2) (5,460) (124,081)
Naturgy Energy Group SA (2) (411) (11,876)
Red Electrica Corp. SA (2) (626) (11,850)
(2,174,848)
—
Sweden - (1.3)%
Beijer Ref AB (2) (3,669) (50,314)
Embracer Group AB (2)* (37,037) (284,485)
Epiroc AB, Class A (2) (3,482) (53,989)
EQT AB (2) (20,654) (424,504)
Evolution AB (2)(b) (1,009) (92,304)
Hexagon AB, Class B (2) (3,796) (39,665)
Holmen AB, Class B (2) (4,572) (186,234)
Lifco AB, Class B (2) (3,035) (49,011)
Nibe Industrier AB, Class B (2) (43,165) (325,388)
Saab AB, Class B (2) (3,139) (129,805)
Sagax AB, Class B (2) (5,167) (95,794)
Sweco AB, Class B (2) (4,574) (47,672)
(1,779,165)
—
Switzerland - (2.0)%
Bachem Holding AG (Registered),
Class B (2) (1,669) (116,329)
Clariant AG (Registered) (2)* (7,593) (144,786)
Dufry AG (Registered) (2)* (9,931) (322,261)
Galenica AG (2)(b) (518) (39,848)
Givaudan SA (Registered) (2) (4) (14,099)
Idorsia Ltd. (2)* (15,157) (217,132)
Lonza Group AG (Registered) (2) (86) (45,936)
OC Oerlikon Corp. AG (Registered)
(2) (4,550) (31,766)
Partners Group Holding AG (2) (167) (150,817)
SIG Group AG (2)* (4,653) (102,748)
Sika AG (Registered) (2) (3,081) (711,209)
Sonova Holding AG (Registered)
(2) (561) (179,285)
INVESTMENTS SHARES VALUE ($)
Switzerland - (2.0)% (continued)
Straumann Holding AG
(Registered) (2) (3,450) (415,608)
Swiss Prime Site AG (Registered)
(2) (169) (14,849)
Temenos AG (Registered) (2) (2,551) (218,315)
VAT Group AG (2)(b) (453) (108,338)
(2,833,326)
—
United Kingdom - (3.5)%
Associated British Foods plc (2) (677) (13,063)
AstraZeneca plc (2) (7,825) (1,032,289)
AVEVA Group plc (2) (5,754) (157,962)
Beazley plc (2) (7,203) (43,920)
Bellway plc (2) (961) (25,267)
Berkeley Group Holdings plc (2)* (1,240) (56,376)
boohoo Group plc (2)* (112,247) (75,576)
British American Tobacco plc (2) (5,627) (241,197)
ConvaTec Group plc (2)(b) (50,095) (137,309)
Croda International plc (2) (6,857) (541,991)
Dechra Pharmaceuticals plc (2) (2,441) (102,926)
easyJet plc (2)* (12,721) (57,138)
Halma plc (2) (17,475) (429,049)
Hargreaves Lansdown plc (2) (9,060) (87,415)
Hiscox Ltd. (2) (9,572) (109,808)
JD Sports Fashion plc (2)* (47,867) (67,445)
Legal & General Group plc (2) (12,859) (37,594)
Ocado Group plc (2)* (12,643) (120,522)
Reckitt Benckiser Group plc (2) (12,830) (964,974)
Rolls-Royce Holdings plc (2)* (464,551) (472,756)
Standard Chartered plc (2) (9,193) (69,402)
Weir Group plc (The) (2) (2,130) (35,500)
WH Smith plc (2)* (2,620) (45,036)
Whitbread plc (2) (602) (18,255)
(4,942,770)
—
United States - (42.4)%
10X Genomics, Inc., Class A * (9,722) (439,921)
Adaptive Biotechnologies Corp. * (12,417) (100,454)
ADT, Inc. (2,783) (17,115)
Advanced Micro Devices, Inc. * (1,706) (130,458)
AES Corp. (The) (826) (17,354)
Affirm Holdings, Inc. * (1,043) (18,837)
Airbnb, Inc., Class A * (1,614) (143,775)
Albemarle Corp. (601) (125,597)
Alcoa Corp. (11,207) (510,815)
Alliant Energy Corp. (221) (12,953)
Alnylam Pharmaceuticals, Inc. * (1,648) (240,361)
Alteryx, Inc., Class A * (1,403) (67,933)
Altria Group, Inc. (1,373) (57,350)
Amazon.com, Inc. * (3,500) (371,735)
AMC Entertainment Holdings, Inc.,
Class A * (31,763) (430,389)
Amedisys, Inc. * (119) (12,509)
Ameren Corp. (148) (13,373)
American Airlines Group, Inc. * (35,978) (456,201)
American Express Co. (4,174) (578,600)
American Water Works Co., Inc. (5,245) (780,299)
Amphenol Corp., Class A (1,688) (108,673)
Aon plc, Class A (2,374) (640,220)
Aptiv plc * (3,494) (311,211)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (42.4)% (continued)
Arrowhead Pharmaceuticals, Inc. * (2,574) (90,631)
Asana, Inc., Class A * (2,832) (49,787)
Atmos Energy Corp. (8,882) (995,671)
Avalara, Inc. * (310) (21,886)
Axalta Coating Systems Ltd. * (729) (16,118)
Axon Enterprise, Inc. * (560) (52,175)
Baker Hughes Co. (6,879) (198,597)
Ball Corp. (9,658) (664,181)
Bank OZK (606) (22,743)
Bausch Health Cos., Inc. * (2,041) (17,061)
Beyond Meat, Inc. * (7,831) (187,474)
Bill.com Holdings, Inc. * (3,212) (353,127)
BioMarin Pharmaceutical, Inc. * (653) (54,114)
Block, Inc. * (1,055) (64,840)
Boeing Co. (The) * (3,500) (478,520)
Boston Beer Co., Inc. (The), Class
A * (427) (129,368)
Bright Horizons Family Solutions,
Inc. * (2,168) (183,239)
Brink's Co. (The) (1,739) (105,575)
Cadence Bank (734) (17,234)
Caesars Entertainment, Inc. * (840) (32,172)
Carnival Corp. * (38,271) (331,044)
Carvana Co. * (9,772) (220,652)
Catalent, Inc. * (657) (70,490)
CH Robinson Worldwide, Inc. (5,907) (598,793)
ChargePoint Holdings, Inc. * (2,757) (37,743)
Charles Schwab Corp. (The) (6,215) (392,664)
Charter Communications, Inc.,
Class A * (334) (156,489)
Chegg, Inc. * (12,030) (225,923)
Cheniere Energy, Inc. (2,612) (347,474)
Chevron Corp. (4,761) (689,298)
Chewy, Inc., Class A * (9,653) (335,152)
Clarivate plc * (10,619) (147,179)
Cloudflare, Inc., Class A * (2,342) (102,463)
CME Group, Inc. (3,641) (745,313)
CNX Resources Corp. * (7,786) (128,158)
Commerce Bancshares, Inc. (1,938) (127,230)
CommScope Holding Co., Inc. * (6,413) (39,248)
Copart, Inc. * (183) (19,885)
Corning, Inc. (540) (17,015)
Corteva, Inc. (4,953) (268,155)
CoStar Group, Inc. * (290) (17,519)
Costco Wholesale Corp. (1,464) (701,666)
Coupa Software, Inc. * (1,735) (99,069)
Crocs, Inc. * (1,281) (62,346)
Crowdstrike Holdings, Inc., Class
A * (2,055) (346,391)
Crown Holdings, Inc. (5,610) (517,074)
Danaher Corp. (2,266) (574,476)
Datadog, Inc., Class A * (1,200) (114,288)
Delta Air Lines, Inc. * (2,531) (73,323)
Dexcom, Inc. * (3,004) (223,888)
DocuSign, Inc. * (304) (17,444)
Dollar General Corp. (2,398) (588,565)
Dollar Tree, Inc. * (6,145) (957,697)
Dominion Energy, Inc. (4,628) (369,361)
DoorDash, Inc., Class A * (1,454) (93,303)
DraftKings, Inc., Class A * (72,571) (846,904)
INVESTMENTS SHARES VALUE ($)
United States - (42.4)% (continued)
DTE Energy Co. (136) (17,238)
Duke Energy Corp. (6,327) (678,318)
Dun & Bradstreet Holdings, Inc. * (17,793) (267,429)
Edison International (7,920) (500,861)
Elanco Animal Health, Inc. * (2,338) (45,895)
Elastic NV * (478) (32,346)
Eli Lilly & Co. (58) (18,805)
Encompass Health Corp. (240) (13,452)
Energizer Holdings, Inc. (951) (26,961)
Enphase Energy, Inc. * (1,922) (375,251)
EQT Corp. (18,939) (651,502)
Erie Indemnity Co., Class A (394) (75,723)
Essential Utilities, Inc. (2,876) (131,865)
Etsy, Inc. * (887) (64,937)
Everbridge, Inc. * (488) (13,610)
Eversource Energy (2,302) (194,450)
Exact Sciences Corp. * (3,875) (152,636)
Exelixis, Inc. * (2,210) (46,012)
Fastenal Co. (13,915) (694,637)
Fastly, Inc., Class A * (19,084) (221,565)
First Citizens BancShares, Inc.,
Class A (28) (18,306)
First Financial Bankshares, Inc. (7,555) (296,685)
First Republic Bank (451) (65,034)
FirstEnergy Corp. (4,240) (162,774)
Five9, Inc. * (4,333) (394,910)
Floor & Decor Holdings, Inc., Class
A * (374) (23,547)
Fluor Corp. * (3,227) (78,545)
Fox Factory Holding Corp. * (606) (48,807)
Freeport-McMoRan, Inc. (1,502) (43,949)
Freshpet, Inc. * (2,772) (143,839)
GameStop Corp., Class A * (3,595) (439,669)
Garmin Ltd. (1,230) (120,848)
General Electric Co. (4,227) (269,133)
Grocery Outlet Holding Corp. * (12,304) (524,520)
Guardant Health, Inc. * (7,385) (297,911)
HealthEquity, Inc. * (4,001) (245,621)
Hershey Co. (The) (3,535) (760,591)
Hess Corp. (1,779) (188,467)
Home Depot, Inc. (The) (63) (17,279)
Hormel Foods Corp. (5,577) (264,127)
Howard Hughes Corp. (The) * (2,042) (138,958)
Illumina, Inc. * (209) (38,531)
Insulet Corp. * (1,153) (251,285)
Intercontinental Exchange, Inc. (3,660) (344,186)
International Flavors & Fragrances,
Inc. (1,631) (194,285)
Intuitive Surgical, Inc. * (728) (146,117)
Ionis Pharmaceuticals, Inc. * (6,634) (245,591)
Iovance Biotherapeutics, Inc. * (44,354) (489,668)
Iridium Communications, Inc. * (7,555) (283,766)
Kemper Corp. (964) (46,176)
Kirby Corp. * (1,713) (104,219)
Kraft Heinz Co. (The) (399) (15,218)
Lamb Weston Holdings, Inc. (780) (55,739)
Las Vegas Sands Corp. * (793) (26,637)
Lemonade, Inc. * (1,009) (18,424)
Liberty Broadband Corp., Class C * (346) (40,011)
Lucid Group, Inc. * (10,800) (185,328)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (42.4)% (continued)
Lululemon Athletica, Inc. * (1,462) (398,556)
Lyft, Inc., Class A * (44,679) (593,337)
Madison Square Garden Sports
Corp. * (1,175) (177,425)
MarketAxess Holdings, Inc. (1,107) (283,403)
Marsh & McLennan Cos., Inc. (4,215) (654,379)
McCormick & Co., Inc. (Non-Voting) (3,558) (296,204)
Mercury Systems, Inc. * (509) (32,744)
Mirati Therapeutics, Inc. * (10,332) (693,587)
MongoDB, Inc. * (553) (143,504)
MSCI, Inc. (59) (24,317)
Natera, Inc. * (10,681) (378,535)
Nektar Therapeutics * (87,026) (330,699)
Netflix, Inc. * (879) (153,711)
New Fortress Energy, Inc. (1,446) (57,218)
New Jersey Resources Corp. (287) (12,780)
New Relic, Inc. * (496) (24,825)
Newell Brands, Inc. (7,565) (144,038)
Newmont Corp. (14,355) (856,563)
News Corp., Class A (983) (15,315)
NextEra Energy, Inc. (13,107) (1,015,267)
NIKE, Inc., Class B (6,362) (650,196)
Nordstrom, Inc. (4,972) (105,058)
Norwegian Cruise Line Holdings
Ltd. * (34,873) (387,788)
NOV, Inc. (17,145) (289,922)
Novocure Ltd. * (2,669) (185,496)
Nutanix, Inc., Class A * (6,212) (90,882)
NVIDIA Corp. (1,543) (233,903)
Oak Street Health, Inc. * (5,777) (94,974)
Occidental Petroleum Corp. (1,181) (69,537)
Okta, Inc. * (1,052) (95,101)
Ollie's Bargain Outlet Holdings,
Inc. * (5,278) (310,083)
ONE Gas, Inc. (2,384) (193,557)
ONEOK, Inc. (2,381) (132,146)
PacWest Bancorp (5,555) (148,096)
Palantir Technologies, Inc., Class
A * (6,940) (62,946)
Paramount Global, Class B (4,496) (110,961)
Peloton Interactive, Inc., Class A * (40,458) (371,404)
Penumbra, Inc. * (183) (22,787)
PG&E Corp. * (22,115) (220,708)
Philip Morris International, Inc. (124) (12,244)
Plug Power, Inc. * (27,349) (453,173)
Primerica, Inc. (153) (18,313)
Progressive Corp. (The) (8,429) (980,039)
Progyny, Inc. * (4,273) (124,131)
Public Service Enterprise Group,
Inc. (15,744) (996,279)
QuantumScape Corp. * (26,797) (230,186)
Range Resources Corp. * (6,521) (161,395)
Repligen Corp. * (1,233) (200,239)
RingCentral, Inc., Class A * (611) (31,931)
RLI Corp. (242) (28,215)
Rocket Cos., Inc., Class A (79,684) (586,474)
Roku, Inc. * (2,406) (197,629)
Royal Caribbean Cruises Ltd. * (4,470) (156,048)
Royal Gold, Inc. (2,249) (240,148)
S&P Global, Inc. (118) (39,773)
INVESTMENTS SHARES VALUE ($)
United States - (42.4)% (continued)
Sabre Corp. * (33,712) (196,541)
Sage Therapeutics, Inc. * (10,576) (341,605)
Schlumberger NV (16,586) (593,115)
Seagen, Inc. * (1,645) (291,066)
Sherwin-Williams Co. (The) (1,630) (364,973)
Shift4 Payments, Inc., Class A * (625) (20,663)
Signature Bank (1,669) (299,101)
Sinch AB (2)*(b) (31,079) (101,518)
SiTime Corp. * (82) (13,368)
Six Flags Entertainment Corp. * (5,829) (126,489)
Smartsheet, Inc., Class A * (615) (19,329)
Snap, Inc., Class A * (12,139) (159,385)
Snowflake, Inc., Class A * (483) (67,166)
SoFi Technologies, Inc. * (76,524) (403,281)
SolarEdge Technologies, Inc. * (1,269) (347,300)
Southern Co. (The) (2,938) (209,509)
Southwest Gas Holdings, Inc. (5,984) (521,087)
Spire, Inc. (627) (46,630)
Splunk, Inc. * (645) (57,057)
STAAR Surgical Co. * (1,156) (81,995)
Sunrun, Inc. * (14,768) (344,980)
SVB Financial Group * (114) (45,029)
Switch, Inc., Class A (6,040) (202,340)
Sysco Corp. (2,333) (197,628)
Tandem Diabetes Care, Inc. * (407) (24,090)
Targa Resources Corp. (1,234) (73,633)
Teladoc Health, Inc. * (25,833) (857,913)
Tempur Sealy International, Inc. (1,006) (21,498)
Tesla, Inc. * (583) (392,604)
Texas Capital Bancshares, Inc. * (672) (35,374)
Thermo Fisher Scientific, Inc. (676) (367,257)
T-Mobile US, Inc. * (4,169) (560,897)
TopBuild Corp. * (796) (133,059)
Trade Desk, Inc. (The), Class A * (1,381) (57,850)
Trimble, Inc. * (641) (37,325)
TripAdvisor, Inc. * (4,417) (78,623)
Twilio, Inc., Class A * (1,778) (149,014)
Twitter, Inc. * (19,098) (714,074)
Uber Technologies, Inc. * (45,379) (928,453)
Ultragenyx Pharmaceutical, Inc. * (5,727) (341,673)
Union Pacific Corp. (3,354) (715,341)
United Airlines Holdings, Inc. * (7,152) (253,324)
United Parcel Service, Inc., Class B (2,781) (507,644)
Unity Software, Inc. * (663) (24,412)
Upstart Holdings, Inc. * (5,602) (177,135)
Verisk Analytics, Inc. (1,432) (247,865)
Vimeo, Inc. * (9,024) (54,324)
Virgin Galactic Holdings, Inc. * (31,382) (188,920)
Vroom, Inc. * (36,682) (45,853)
Walmart, Inc. (121) (14,711)
Walt Disney Co. (The) * (557) (52,581)
Waste Connections, Inc. (138) (17,106)
Waste Management, Inc. (4,923) (753,121)
Wayfair, Inc., Class A * (4,416) (192,361)
WEC Energy Group, Inc. (642) (64,611)
West Pharmaceutical Services, Inc. (1,999) (604,438)
Westinghouse Air Brake
Technologies Corp. (909) (74,611)
White Mountains Insurance Group
Ltd. (158) (196,889)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (42.4)% (continued)
Williams Cos., Inc. (The) (5,589) (174,433)
Wolfspeed, Inc. * (770) (48,857)
Wynn Resorts Ltd. * (3,540) (201,709)
Xcel Energy, Inc. (497) (35,168)
Zoom Video Communications, Inc.,
Class A * (168) (18,139)
ZoomInfo Technologies, Inc. * (1,397) (46,436)
Zscaler, Inc. * (855) (127,831)
(60,357,003)
—
Zambia – (0.0)% (d)
First Quantum Minerals Ltd. (665) (12,616)
TOTAL COMMON STOCKS
(Proceeds $(181,415,711)) (125,063,966)
NO. OF
WARRANTS
WARRANTS – (0.0)% (d)
Canada – (0.0)% (d)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (9,378)
TOTAL SHORT POSITIONS
(Proceeds $(181,415,711)) (125,073,344)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 79.5%
(Cost $37,363,330) 112,942,135
OTHER ASSETS IN EXCESS OF
LIABILITIES - 20.5% (i) 29,116,975
NET ASSETS - 100.0% 142,059,110
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,644,708) (1.9) %
Consumer Discretionary (1,540,403) (1.1)
Consumer Staples (4,850,260) (3.4)
Energy 6,426,031 4.5
Financials 9,450,865 6.6
Health Care (8,351,515) (5.9)
Industrials 3,073,130 2.2
Information Technology (565,160) (0.4)
Materials 3,376,266 2.4
Real Estate 276,136 0.2
Utilities (5,147,573) (3.6)
Investment Companies 77,492,955 54.6
U.S. Treasury Obligations 35,946,370 25.3
Total Investments In Securities
At Value 112,942,134 79.5
Other Assets in Excess of
Liabilities (i) 29,116,976 20.5
Net Assets
$ 142,059,110 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $119,322,201. In addition,
$16,210,706 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $(4,236,125), which represents approximately (2.98)% of net assets of the fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $21,523,160.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of June 30, 2022.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of June 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 19,600,000 $ 437,693 $ (52,204) $ 385,489
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 2,900,000 271,219 (12,447) 258,772
Receive 1D TONAR Annual 0.00% Annual 9/23/2032 JPY 789,100,000 212,293 57,386 269,679
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 14,800,000 295,352 63,134 358,486
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 26,300,000 430,546 8,691 439,237
Receive 6M BBR Semi 3.50% Semi 9/09/2032 AUD 1,800,000 41,822 22,690 64,512
Receive 6M BBR Semi 2.50% Semi 9/09/2032 AUD 6,000,000 39,649 517,893 557,542
Receive 6M BBR Semi 3.00% Semi 9/09/2032 AUD 800,000 14,533 36,973 51,506
Receive 6M BBR Semi 3.50% Semi 12/09/2032 AUD 1,900,000 26,833 45,151 71,984
Receive 6M EURIBOR Semi 1.00% Annual 9/21/2032 EUR 1,900,000 189,559 33,341 222,900
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 9,200,000 604,588 1,132,157 1,736,745
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 5,300,000 667,043 (13,978) 653,065
3,231,130 1,838,787 5,069,917
Pay 1D SOFR Annual 2.00% Annual 12/21/2032 USD 4,500,000 (358,937) 42,005 (316,932)
Pay 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 12,400,000 (318,504) 100,213 (218,291)
Pay 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 10,309,100,000 (107,892) (25,259) (133,151)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 1,804,000,000 (32,356) 2,883 (29,473)
Pay 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 3,500,000 (290,657) (41,187) (331,844)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 6,400,000 (491,765) (11,919) (503,684)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 28,200,000 (109,679) (482,432) (592,111)
Pay 3M BBR Qtrly 3.50% Qtrly 9/12/2024 AUD 7,600,000 (6,127) (1,372) (7,499)
Pay 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 8,100,000 8,868 (30,149) (21,281)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 44,500,000 (1,000,668) (659,021) (1,659,689)
Pay 6M EURIBOR Semi 0.50% Annual 9/23/2024 EUR 6,800,000 (163,483) 15,117 (148,366)
Pay 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 18,800,000 (549,776) 156,971 (392,805)
Receive 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 1,324,700,000 (76,086) 48,725 (27,361)
Receive 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 389,500,000 4,810 (5,998) (1,188)
(3,492,252) (891,423) (4,383,675)
$ (261,122) $ 947,364 $ 686,242
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 1.50%
1 Day Sterling Overnight Index Average (''SONIA''): 1.19%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 1.81%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 2.76%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 2.67%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 0.26%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (46,800) $ 3,934
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (1,087,200) 994
KC HRW Wheat
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/26/2022 USD (47,588) 4,000
KOSPI 200
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/08/2022 KRW (307,450,000) 6,725
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (159,090) 1,802
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly BANA 09/21/2022 SGD (634,095) 24,070
41,525
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/15/2022 ZAR (117,460) (49)
HSCEI July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (758,900) (421)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 08/17/2022 BRL 2,994,270 (25,921)
KC HRW Wheat
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/26/2022 USD 47,588 (10,487)
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 USD (62,890) (27)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/16/2022 CHF (748,090) (18,168)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/20/2022 TWD 29,248,000 (66,869)
Tel Aviv Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/27/2022 ILS (731,492) (1,377)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/16/2022 PLN 67,840 $ (5)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.60%) Monthly BANA 09/21/2022 HKD (1,575,305) (3,715)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly BANA 09/21/2022 EUR 2,106,962 (211,435)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly BANA 09/21/2022 MXN 3,024,234 (4,545)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.28%) Monthly BANA 09/21/2022 EUR (615,877) (18,472)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/21/2022 EUR 513,946 (3,918)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 09/21/2022 CHF 1,898,119 (88,831)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 09/21/2022 GBP 259,030 $ (11,994)
(466,234)
$ (424,709)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 59 7/2022 USD $ 6,432,770 $ (338,341)
CAC 40 10 Euro Index 10 7/2022 EUR 619,758 (6,707)
FTSE Bursa Malaysia KLCI Index 4 7/2022 MYR 65,320 98
IBEX 35 Index 75 7/2022 EUR 6,318,824 (72,689)
LME Aluminum Base Metal 1 7/2022 USD 60,673 (24,062)
LME Copper Base Metal 1 7/2022 USD 206,575 (51,309)
LME Copper Base Metal 2 7/2022 USD 413,250 (77,249)
LME Zinc Base Metal 1 7/2022 USD 79,575 (27,813)
Natural Gas 12 7/2022 USD 650,880 (368,731)
NY Harbor ULSD 3 7/2022 USD 482,643 (55,229)
RBOB Gasoline 3 7/2022 USD 445,574 (60,053)
SGX FTSE Taiwan Index 71 7/2022 USD 3,601,120 (137,477)
WTI Crude Oil 25 7/2022 USD 2,644,000 (274,152)
LME Aluminum Base Metal 1 8/2022 USD 60,919 (8,047)
LME Aluminum Base Metal 1 8/2022 USD 60,877 (13,651)
LME Aluminum Base Metal 1 8/2022 USD 60,963 (11,215)
LME Aluminum Base Metal 1 8/2022 USD 61,000 (10,378)
LME Copper Base Metal 1 8/2022 USD 206,631 (24,621)
LME Copper Base Metal 3 8/2022 USD 619,688 (86,060)
LME Copper Base Metal 6 8/2022 USD 1,239,818 (176,919)
LME Zinc Base Metal 1 8/2022 USD 79,306 (8,122)
LME Zinc Base Metal 1 8/2022 USD 79,406 (21,147)
Low Sulphur Gasoil 3 8/2022 USD 337,200 (37,133)
3 Month Euro Euribor 33 9/2022 EUR 8,601,927 1,210
ASX 90 Day Bank Accepted Bill 19 9/2022 AUD 13,028,016 (5,800)
Australia 10 Year Bond 161 9/2022 AUD 13,279,518 231,530
Canada 10 Year Bond 32 9/2022 CAD 3,084,897 24,954
Cocoa 1 9/2022 GBP 20,852 (678)
Euro-Bund 216 9/2022 EUR 33,684,215 947,549
FTSE 100 Index 156 9/2022 GBP 13,522,694 (112,674)
FTSE/MIB Index 10 9/2022 EUR 1,111,246 (55,059)
Japan 10 Year Bond 13 9/2022 JPY 14,263,782 71,448
LME Aluminum Base Metal 1 9/2022 USD 61,125 (4,772)
LME Aluminum Base Metal 1 9/2022 USD 61,131 (11,128)
LME Aluminum Base Metal 1 9/2022 USD 61,138 (2,940)
LME Copper Base Metal 1 9/2022 USD 206,631 (25,657)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 9/2022 USD $ 206,600 $ (24,989)
LME Copper Base Metal 1 9/2022 USD 206,631 (34,415)
LME Copper Base Metal 1 9/2022 USD 206,594 (29,158)
LME Copper Base Metal 4 9/2022 USD 826,375 (81,152)
LME Copper Base Metal 5 9/2022 USD 1,032,125 (11,182)
LME Copper Base Metal 8 9/2022 USD 1,651,600 (31,229)
LME Copper Base Metal 22 9/2022 USD 4,543,000 (261,727)
LME Nickel Base Metal 1 9/2022 USD 136,239 (39,264)
LME Zinc Base Metal 1 9/2022 USD 78,933 (5,268)
LME Zinc Base Metal 1 9/2022 USD 79,019 (5,672)
S&P/TSX 60 Index 2 9/2022 CAD 355,034 (17,790)
SET50 Index 74 9/2022 THB 393,327 (5,412)
Silver 26 9/2022 USD 2,645,760 (122,561)
SPI 200 Index 33 9/2022 AUD 3,679,257 (36,463)
TOPIX Index 112 9/2022 JPY 15,440,448 (532,471)
3 Month Euro Euribor 125 12/2022 EUR 32,380,018 (29,414)
ASX 90 Day Bank Accepted Bill 83 12/2022 AUD 56,799,166 (15,375)
Cotton No. 2 2 12/2022 USD 98,840 (24,706)
3 Month Euro Euribor 131 3/2023 EUR 33,803,841 (14,119)
ASX 90 Day Bank Accepted Bill 81 3/2023 AUD 55,387,183 (950)
3 Month Euro Euribor 112 6/2023 EUR 28,832,039 29,861
ASX 90 Day Bank Accepted Bill 69 6/2023 AUD 47,180,522 12,741
(2,113,739)
Short Contracts
Amsterdam Exchange Index (24) 7/2022 EUR (3,314,725) (76,180)
Hang Seng Index (10) 7/2022 HKD (1,385,533) 12,119
LME Aluminum Base Metal (1) 7/2022 USD (60,673) 23,822
LME Copper Base Metal (1) 7/2022 USD (206,575) 50,594
LME Copper Base Metal (2) 7/2022 USD (413,250) 78,745
LME Zinc Base Metal (1) 7/2022 USD (79,575) 26,997
MSCI Singapore Index (187) 7/2022 SGD (3,776,207) 110,848
OMXS30 Index (64) 7/2022 SEK (1,170,234) 49,274
SGX FTSE China A50 Index (12) 7/2022 USD (178,596) (3,652)
SGX NIFTY 50 Index (35) 7/2022 USD (1,100,575) 2,523
100 oz Gold (77) 8/2022 USD (13,916,210) 275,373
Lean Hogs (4) 8/2022 USD (163,360) 3,655
Live Cattle (8) 8/2022 USD (424,240) 5,504
LME Aluminum Base Metal (1) 8/2022 USD (61,000) 10,433
LME Aluminum Base Metal (1) 8/2022 USD (60,877) 13,211
LME Aluminum Base Metal (1) 8/2022 USD (60,919) 7,409
LME Aluminum Base Metal (1) 8/2022 USD (60,963) 11,110
LME Copper Base Metal (1) 8/2022 USD (206,631) 23,387
LME Copper Base Metal (3) 8/2022 USD (619,688) 83,835
LME Copper Base Metal (6) 8/2022 USD (1,239,818) 177,389
LME Zinc Base Metal (1) 8/2022 USD (79,306) 7,999
LME Zinc Base Metal (1) 8/2022 USD (79,406) 20,133
3 Month Canadian Bankers Acceptance (1) 9/2022 CAD (187,510) 33
Australia 3 Year Bond (42) 9/2022 AUD (3,126,048) (16,044)
Cocoa (6) 9/2022 USD (140,400) 10,675
Copper (2) 9/2022 USD (185,500) 17,764
Corn (206) 9/2022 USD (6,476,125) 974,567
DAX Index (25) 9/2022 EUR (8,364,606) 403,683
DJIA CBOT E-Mini Index (4) 9/2022 USD (615,620) (847)
EURO STOXX 50 Index (143) 9/2022 EUR (5,156,574) 39,878
Euro-Bobl (5) 9/2022 EUR (650,777) 2,017
Euro-BTP (5) 9/2022 EUR (646,638) 6,608

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Buxl (2) 9/2022 EUR $ (341,883) $ 19,137
Euro-OAT (4) 9/2022 EUR (581,151) 15,882
Euro-Schatz (14) 9/2022 EUR (1,601,446) 273
FTSE/JSE Top 40 Index (3) 9/2022 ZAR (110,564) 146
KOSPI 200 Index (9) 9/2022 KRW (532,781) 17,234
LME Aluminum Base Metal (1) 9/2022 USD (61,125) 4,144
LME Aluminum Base Metal (1) 9/2022 USD (61,138) 3,503
LME Aluminum Base Metal (5) 9/2022 USD (305,656) 40,666
LME Copper Base Metal (1) 9/2022 USD (206,631) 26,991
LME Copper Base Metal (1) 9/2022 USD (206,631) 35,116
LME Copper Base Metal (1) 9/2022 USD (206,600) 24,569
LME Copper Base Metal (1) 9/2022 USD (206,594) 29,847
LME Copper Base Metal (4) 9/2022 USD (826,375) 87,339
LME Copper Base Metal (5) 9/2022 USD (1,032,125) 8,149
LME Copper Base Metal (8) 9/2022 USD (1,651,600) 19,735
LME Copper Base Metal (17) 9/2022 USD (3,510,500) 502,963
LME Nickel Base Metal (1) 9/2022 USD (136,239) 39,213
LME Nickel Base Metal (1) 9/2022 USD (136,206) 39,384
LME Zinc Base Metal (1) 9/2022 USD (78,933) 5,614
Long Gilt (259) 9/2022 GBP (36,055,501) 806,006
MSCI EAFE E-Mini Index (5) 9/2022 USD (464,150) 1,113
MSCI Emerging Markets E-Mini Index (10) 9/2022 USD (501,350) (96)
NASDAQ 100 E-Mini Index (2) 9/2022 USD (461,180) 26,596
Nikkei 225 Index (2) 9/2022 JPY (388,856) 13,676
Russell 2000 E-Mini Index (4) 9/2022 USD (341,600) 18,527
S&P 500 E-Mini Index (79) 9/2022 USD (14,968,525) 784,855
S&P Midcap 400 E-Mini Index (2) 9/2022 USD (453,600) 14,416
Sugar No. 11 (8) 9/2022 USD (165,760) 2,520
U.S. Treasury 10 Year Note (270) 9/2022 USD (31,957,031) (732,860)
U.S. Treasury 2 Year Note (20) 9/2022 USD (4,197,188) 22,429
U.S. Treasury 5 Year Note (15) 9/2022 USD (1,682,109) 18,133
U.S. Treasury Long Bond (6) 9/2022 USD (828,938) 17,437
U.S. Treasury Ultra Bond (5) 9/2022 USD (765,938) 24,487
Wheat (4) 9/2022 USD (176,800) 40,124
Platinum (2) 10/2022 USD (89,530) 1,580
Soybean (58) 11/2022 USD (4,228,200) 294,860
3 Month Canadian Bankers Acceptance (20) 12/2022 CAD (3,736,987) (1,195)
3 Month SOFR (29) 12/2022 USD (7,034,675) 41,456
3 Month SONIA (9) 12/2022 GBP (2,675,245) 16,316
Soybean Meal (1) 12/2022 USD (40,670) (207)
Soybean Oil (2) 12/2022 USD (77,352) 7,651
3 Month Canadian Bankers Acceptance (20) 3/2023 CAD (3,738,153) (3,369)
3 Month SOFR (112) 3/2023 USD (27,057,800) 119,299
3 Month SONIA (66) 3/2023 GBP (19,512,010) 175,916
3 Month Canadian Bankers Acceptance (16) 6/2023 CAD (2,993,163) (3,624)
3 Month SARON (1) 6/2023 CHF (259,401) 736
3 Month SOFR (115) 6/2023 USD (27,765,313) 75,827
3 Month SONIA (71) 6/2023 GBP (20,955,622) 132,795
3 Month Euro Euribor (3) 9/2023 EUR (771,304) (309)
3 Month SARON (1) 9/2023 CHF (259,231) 118
3 Month SOFR (102) 9/2023 USD (24,675,075) (9,741)
3 Month SONIA (53) 9/2023 GBP (15,656,639) 42,897
3 Month Euro Euribor (4) 12/2023 EUR (1,028,091) 18
3 Month SOFR (6) 12/2023 USD (1,454,325) 4,391
3 Month SONIA (5) 12/2023 GBP (1,478,487) 6,672
3 Month Euro Euribor (5) 3/2024 EUR (1,285,114) 788

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (5) 3/2024 USD $ (1,213,875) $ (1,590)
3 Month SONIA (5) 3/2024 GBP (1,479,704) (422)
3 Month Euro Euribor (5) 6/2024 EUR (1,285,311) (102)
3 Month SOFR (4) 6/2024 USD (972,350) (1,160)
3 Month SONIA (4) 6/2024 GBP (1,184,555) (276)
3 Month SOFR (5) 9/2024 USD (1,216,625) (2,420)
3 Month SONIA (3) 9/2024 GBP (889,238) (1,469)
5,225,566
$ 3,111,827
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 488,500 USD 335,836 CITI 9/21/2022 $ 1,577
AUD 488,500 USD 335,837 JPMC 9/21/2022 1,576
BRL 217,000 USD 40,487 CITI
**
9/21/2022 40
BRL 217,000 USD 40,487 JPMC
**
9/21/2022 40
CAD 1,127,768 USD 867,410 CITI 9/21/2022 8,856
CAD 1,127,767 USD 867,410 JPMC 9/21/2022 8,855
CHF 625,500 USD 650,951 CITI 9/21/2022 8,046
CHF 625,500 USD 650,952 JPMC 9/21/2022 8,044
CNY 1,546,751 USD 230,397 CITI
**
9/21/2022 575
CNY 1,546,750 USD 230,398 JPMC
**
9/21/2022 574
EUR 807,500 USD 849,335 CITI 9/21/2022 1,747
EUR 807,500 USD 849,336 JPMC 9/21/2022 1,746
HUF 1,454,000 USD 3,788 CITI 9/21/2022 5
HUF 1,454,000 USD 3,788 JPMC 9/21/2022 5
KRW 21,958,000 USD 17,045 CITI
**
9/21/2022 23
KRW 21,958,000 USD 17,045 JPMC
**
9/21/2022 23
MXN 7,847,000 USD 372,915 CITI 9/21/2022 11,551
MXN 7,847,000 USD 372,915 JPMC 9/21/2022 11,551
NOK 6,757,500 USD 676,220 CITI 9/21/2022 11,066
NOK 6,757,500 USD 676,221 JPMC 9/21/2022 11,066
SGD 497,000 USD 357,211 CITI 9/21/2022 705
SGD 497,000 USD 357,211 JPMC 9/21/2022 705
TWD 814,630 USD 27,534 CITI
**
9/21/2022 44
TWD 814,624 USD 27,531 JPMC
**
9/21/2022 47
USD 1,070,797 AUD 1,531,504 CITI 9/21/2022 12,968
USD 1,070,790 AUD 1,531,496 JPMC 9/21/2022 12,967
USD 629,395 BRL 3,172,501 CITI
**
9/21/2022 36,903
USD 629,394 BRL 3,172,499 JPMC
**
9/21/2022 36,902
USD 696,605 CAD 892,501 CITI 9/21/2022 3,140
USD 696,602 CAD 892,498 JPMC 9/21/2022 3,139
USD 159,667 CLP 136,502,003 CITI
**
9/21/2022 13,381
USD 159,667 CLP 136,501,997 JPMC
**
9/21/2022 13,381
USD 95,790 CNY 640,251 CITI
**
9/21/2022 182
USD 95,789 CNY 640,250 JPMC
**
9/21/2022 182
USD 11,191,217 EUR 10,490,383 CITI 9/21/2022 134,644
USD 11,191,188 EUR 10,490,369 JPMC 9/21/2022 134,629
USD 14,546,669 GBP 11,610,004 CITI 9/21/2022 391,956
USD 14,546,641 GBP 11,609,996 JPMC 9/21/2022 391,938

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 455,003 HUF 168,850,000 CITI 9/21/2022 $ 14,532
USD 455,002 HUF 168,850,000 JPMC 9/21/2022 14,531
USD 3,760 IDR 55,462,000 CITI
**
9/21/2022 62
USD 3,760 IDR 55,462,000 JPMC
**
9/21/2022 62
USD 2,799,325 ILS 9,324,502 CITI 9/21/2022 114,381
USD 2,799,320 ILS 9,324,498 JPMC 9/21/2022 114,377
USD 1,393,353 INR 109,289,501 CITI
**
9/21/2022 19,518
USD 1,393,351 INR 109,289,499 JPMC
**
9/21/2022 19,516
USD 10,724,873 JPY 1,371,159,004 CITI 9/21/2022 561,722
USD 10,724,860 JPY 1,371,159,004 JPMC 9/21/2022 561,709
USD 3,808,857 KRW 4,842,430,003 CITI
**
9/21/2022 44,738
USD 3,808,852 KRW 4,842,429,997 JPMC
**
9/21/2022 44,733
USD 1,377,543 MXN 27,985,500 CITI 9/21/2022 6,385
USD 1,377,541 MXN 27,985,500 JPMC 9/21/2022 6,383
USD 78,428 NOK 762,500 CITI 9/21/2022 876
USD 78,428 NOK 762,500 JPMC 9/21/2022 876
USD 1,039,441 NZD 1,625,500 CITI 9/21/2022 25,169
USD 1,039,440 NZD 1,625,500 JPMC 9/21/2022 25,168
USD 369,094 PHP 19,521,001 CITI
**
9/21/2022 16,280
USD 369,107 PHP 19,520,999 JPMC
**
9/21/2022 16,292
USD 1,452,770 PLN 6,384,000 CITI 9/21/2022 44,011
USD 1,452,768 PLN 6,384,000 JPMC 9/21/2022 44,009
USD 1,663,992 SEK 16,631,500 CITI 9/21/2022 32,681
USD 1,663,989 SEK 16,631,500 JPMC 9/21/2022 32,678
USD 950,892 SGD 1,313,001 CITI 9/21/2022 5,331
USD 950,892 SGD 1,312,999 JPMC 9/21/2022 5,332
USD 266,028 TWD 7,803,253 CITI
**
9/21/2022 1,860
USD 266,027 TWD 7,803,247 JPMC
**
9/21/2022 1,860
USD 1,190,023 ZAR 18,914,005 CITI 9/21/2022 36,932
USD 1,190,021 ZAR 18,913,995 JPMC 9/21/2022 36,930
Total unrealized appreciation 3,123,713
AUD 14,428,503 USD 10,205,763 CITI 9/21/2022 (239,814)
AUD 14,428,497 USD 10,205,771 JPMC 9/21/2022 (239,827)
BRL 18,511,501 USD 3,691,283 CITI
**
9/21/2022 (234,097)
BRL 18,511,499 USD 3,691,287 JPMC
**
9/21/2022 (234,102)
CAD 4,361,235 USD 3,420,720 CITI 9/21/2022 (32,077)
CAD 4,361,230 USD 3,420,799 JPMC 9/21/2022 (32,158)
CNY 117,500 USD 17,588 CITI
**
9/21/2022 (42)
CNY 117,500 USD 17,588 JPMC
**
9/21/2022 (42)
COP 202,931,503 USD 49,870 CITI
**
9/21/2022 (1,641)
COP 202,931,497 USD 49,871 JPMC
**
9/21/2022 (1,641)
DKK 472,000 USD 67,013 CITI 9/21/2022 (118)
DKK 472,000 USD 67,013 JPMC 9/21/2022 (118)
EUR 6,048,502 USD 6,476,532 CITI 9/21/2022 (101,579)
EUR 6,048,498 USD 6,476,536 JPMC 9/21/2022 (101,587)
GBP 3,682,502 USD 4,555,342 CITI 9/21/2022 (65,700)
GBP 3,682,498 USD 4,555,343 JPMC 9/21/2022 (65,706)
HUF 423,757,001 USD 1,149,767 CITI 9/21/2022 (44,332)
HUF 423,756,999 USD 1,149,768 JPMC 9/21/2022 (44,333)
IDR 1,338,346,000 USD 92,204 CITI
**
9/21/2022 (2,967)
IDR 1,338,346,000 USD 92,204 JPMC
**
9/21/2022 (2,967)
ILS 252,000 USD 73,714 CITI 9/21/2022 (1,152)
ILS 252,000 USD 73,714 JPMC 9/21/2022 (1,152)
INR 113,629,502 USD 1,446,546 CITI
**
9/21/2022 (18,154)
INR 113,629,498 USD 1,446,546 JPMC
**
9/21/2022 (18,154)
JPY 1,621,965,001 USD 12,554,109 CITI 9/21/2022 (531,959)
JPY 1,621,964,999 USD 12,554,125 JPMC 9/21/2022 (531,975)
KRW 175,874,500 USD 140,119 CITI
**
9/21/2022 (3,409)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 175,874,500 USD 140,119 JPMC
**
9/21/2022 $ (3,409)
MXN 12,216,000 USD 602,707 CITI 9/21/2022 (4,180)
MXN 12,216,000 USD 602,707 JPMC 9/21/2022 (4,180)
NOK 39,164,006 USD 4,062,438 CITI 9/21/2022 (79,176)
NOK 39,163,994 USD 4,062,442 JPMC 9/21/2022 (79,180)
NZD 3,338,500 USD 2,112,949 CITI 9/21/2022 (29,806)
NZD 3,338,500 USD 2,112,952 JPMC 9/21/2022 (29,809)
PHP 743,000 USD 13,881 CITI
**
9/21/2022 (452)
PHP 743,000 USD 13,881 JPMC
**
9/21/2022 (452)
PLN 3,060,000 USD 699,112 CITI 9/21/2022 (23,861)
PLN 3,060,000 USD 699,113 JPMC 9/21/2022 (23,862)
SEK 40,507,501 USD 4,087,905 CITI 9/21/2022 (114,703)
SEK 40,507,499 USD 4,087,910 JPMC 9/21/2022 (114,709)
SGD 384,000 USD 279,610 CITI 9/21/2022 (3,071)
SGD 384,000 USD 279,610 JPMC 9/21/2022 (3,072)
TWD 8,070,376 USD 274,796 CITI
**
9/21/2022 (1,586)
TWD 8,070,370 USD 274,839 JPMC
**
9/21/2022 (1,628)
USD 347,573 AUD 504,000 CITI 9/21/2022 (546)
USD 347,573 AUD 504,000 JPMC 9/21/2022 (547)
USD 29,853 BRL 160,000 CITI
**
9/21/2022 (29)
USD 29,853 BRL 160,000 JPMC
**
9/21/2022 (29)
USD 974,257 CAD 1,259,501 CITI 9/21/2022 (4,365)
USD 974,255 CAD 1,259,500 JPMC 9/21/2022 (4,366)
USD 6,217,408 CHF 6,000,500 CITI 9/21/2022 (104,424)
USD 6,217,400 CHF 6,000,500 JPMC 9/21/2022 (104,432)
USD 49,948 CNY 336,000 CITI
**
9/21/2022 (226)
USD 49,948 CNY 336,000 JPMC
**
9/21/2022 (226)
USD 46,021 DKK 325,000 CITI 9/21/2022 (40)
USD 46,021 DKK 325,000 JPMC 9/21/2022 (40)
USD 1,411,136 EUR 1,344,624 CITI 9/21/2022 (6,061)
USD 1,411,134 EUR 1,344,624 JPMC 9/21/2022 (6,062)
USD 316,530 GBP 262,500 CITI 9/21/2022 (3,505)
USD 316,530 GBP 262,500 JPMC 9/21/2022 (3,506)
USD 64,406 HUF 24,779,500 CITI 9/21/2022 (235)
USD 64,405 HUF 24,779,500 JPMC 9/21/2022 (235)
USD 62,664 JPY 8,479,000 CITI 9/21/2022 (183)
USD 62,664 JPY 8,479,000 JPMC 9/21/2022 (183)
USD 361,252 KRW 467,457,000 CITI
**
9/21/2022 (2,111)
USD 361,252 KRW 467,457,000 JPMC
**
9/21/2022 (2,111)
USD 36,735 MXN 750,000 CITI 9/21/2022 (11)
USD 36,735 MXN 750,000 JPMC 9/21/2022 (11)
USD 152,533 NOK 1,521,000 CITI 9/21/2022 (2,163)
USD 152,533 NOK 1,521,000 JPMC 9/21/2022 (2,164)
USD 70,010 NZD 112,500 CITI 9/21/2022 (188)
USD 70,010 NZD 112,500 JPMC 9/21/2022 (188)
USD 188,557 SEK 1,932,500 CITI 9/21/2022 (994)
USD 188,557 SEK 1,932,500 JPMC 9/21/2022 (994)
USD 32,465 TWD 959,250 CITI
**
9/21/2022 (9)
USD 32,465 TWD 959,250 JPMC
**
9/21/2022 (9)
USD 93,205 ZAR 1,539,000 CITI 9/21/2022 (620)
USD 93,205 ZAR 1,539,000 JPMC 9/21/2022 (620)
ZAR 32,161,503 USD 1,999,063 CITI 9/21/2022 (38,337)
ZAR 32,161,497 USD 1,999,065 JPMC 9/21/2022 (38,341)
Total unrealized depreciation (3,396,050)
Net unrealized depreciation $ (272,337)
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,634,561 $ 3,634,561
CITG
Cash – 347,493 347,493
CITI
Investment Companies 798,215 – 798,215
GSCO
Cash – 774,628 774,628
GSIN
Investment Companies 30,026 – 30,026
JPMC
Investment Companies 1,137,463 – 1,137,463
JPMS
Cash – 2,044,567 2,044,567
MLIN
Cash 460,000 – 460,000
MSCS
U.S. Treasury Bills 69,672 – 69,672
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 2,133,742 $ 2,133,742
JPPC
Cash – 15,001 15,001
MLIN
Cash 20,000 – 20,000
MSCL
Cash – 1,203 1,203

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 100.8%
COMMON STOCKS - 28.8%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 26,358 89,881
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 1,468,055
Biotechnology - 0.0% (a)
Precigen , Inc. *(b) 17,632 23,627
Capital Markets - 22.6%
Accretion Acquisition Corp. (2)*(c)
202,180 1,985,408
Achari Ventures Holdings Corp. I
*(c) 42,909 428,661
Aesther Healthcare Acquisition
Corp., Class A *(c) 40,504 411,116
Aetherium Acquisition Corp., Class
A *(c) 175,712 1,741,306
AF Acquisition Corp., Class A *(c)
97,749 952,075
Alpha Healthcare Acquisition Corp.
III, Class A *(b)(c) 358,249 3,467,850
Alpine Acquisition Corp. (2)*(c)
30,206 305,987
Alset Capital Acquisition Corp.,
Class A (2)*(c) 122,496 1,205,361
AltC Acquisition Corp., Class A *(b)
(c) 131,250 1,266,562
AltEnergy Acquisition Corp., Class
A *(c) 122,926 1,226,801
AMCI Acquisition Corp. II, Class
A *(c) 139,000 1,358,030
American Acquisition Opportunity,
Inc., Class A *(c) 74,925 756,742
Anzu Special Acquisition Corp. I,
Class A *(b)(c) 257,365 2,522,177
Apeiron Capital Investment Corp.,
Class A *(c) 108,048 1,078,351
Arbor Rapha Capital Bioholdings
Corp. I *(c) 143,034 1,434,631
Arena Fortify Acquisition Corp.,
Class A *(c) 54,024 542,401
Argus Capital Corp., Class A *(c)
61,482 614,820
Armada Acquisition Corp. I *(c)
128,332 1,264,070
Arogo Capital Acquisition Corp.,
Class A (2)*(c) 96,774 962,901
Arrowroot Acquisition Corp., Class
A (2)*(c) 37,750 368,440
Artemis Strategic Investment
Corp., Class A (2)*(c) 204,800 2,033,664
Astrea Acquisition Corp., Class A
*(c) 91,190 890,926
Athena Consumer Acquisition
Corp., Class A *(c) 128,926 1,291,839
Athena Technology Acquisition
Corp. II, Class A *(c) 638,232 6,254,674
Athlon Acquisition Corp., Class A
*(b)(c) 151,114 1,488,473
Atlantic Coastal Acquisition Corp.
II, Class A *(c) 413,262 4,103,692
Atlas Crest Investment Corp. II,
Class A *(c) 57,096 560,112
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Ault Disruptive Technologies Corp.
*(c) 73,140 732,863
Aurora Acquisition Corp., Class A
(United Kingdom) *(c) 37,500 367,500
Austerlitz Acquisition Corp. I, Class
A *(c) 181,446 1,769,099
Avalon Acquisition, Inc., Class A
*(b)(c) 173,013 1,728,400
AxonPrime Infrastructure
Acquisition Corp., Class A (2)*(c) 234,165 2,262,034
Banner Acquisition Corp. *(c)
40,392 399,073
Bannix Acquisition Corp. (2)*(c)
26,277 260,931
Banyan Acquisition Corp., Class
A *(c) 334,458 3,331,202
Beard Energy Transition Acquisition
Corp., Class A (2)*(c) 149,510 1,481,644
Belong Acquisition Corp., Class A
(2)*(c) 128,000 1,255,680
Berenson Acquisition Corp. I, Class
A *(c) 110,383 1,077,338
Better World Acquisition Corp. *(c)
35,583 367,572
Bite Acquisition Corp. *(c)
83,200 816,192
Blockchain Moon Acquisition Corp.
*(c) 71,617 708,292
BOA Acquisition Corp., Class A *(c)
81,963 802,418
Broad Capital Acquisition Corp. *(c)
69,739 690,765
Build Acquisition Corp., Class A
(2)*(c) 18,151 176,972
BurTech Acquisition Corp., Class
A *(c) 514,142 5,110,571
byNordic Acquisition Corp.
(Sweden) (2)*(c) 138,414 1,371,683
C5 Acquisition Corp., Class A *(c)
263,384 2,631,206
Canna-Global Acquisition Corp.,
Class A *(c) 188,580 1,885,800
Cascadia Acquisition Corp., Class
A *(c) 120,606 1,179,527
CENAQ Energy Corp., Class A *(c)
140,000 1,408,400
CF Acquisition Corp. VII, Class A
*(c) 146,292 1,454,142
Churchill Capital Corp. V, Class
A *(c) 42,181 414,639
Churchill Capital Corp. VI, Class
A *(c) 45,330 443,781
Churchill Capital Corp. VII, Class
A *(c) 209,535 2,047,157
CIIG Capital Partners II, Inc., Class
A *(c) 141,768 1,403,503
Clarim Acquisition Corp., Class A
*(c) 100,000 982,000
Clean Earth Acquisitions Corp.,
Class A (2)*(c) 195,348 1,912,457
Climate Real Impact Solutions II
Acquisition Corp., Class A *(c) 33,609 330,376
Colicity , Inc., Class A *(c)
32,081 314,715
Compute Health Acquisition Corp.,
Class A *(c) 24,533 240,669
Concord Acquisition Corp. II, Class
A *(c) 76,866 741,757

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Conyers Park III Acquisition Corp.,
Class A *(c) 484,500 4,675,425
Crixus BH3 Acquisition Co., Class
A *(c) 84,579 832,257
D & Z Media Acquisition Corp.,
Class A *(c) 99,246 973,603
DA32 Life Science Tech Acquisition
Corp., Class A *(c) 133,050 1,289,254
Data Knights Acquisition Corp.,
Class A (United Kingdom) (2)*(c) 50,667 519,337
Deep Medicine Acquisition Corp.,
Class A *(c) 152,927 1,524,682
DHB Capital Corp., Class A *(c)
147,999 1,447,430
Digital Health Acquisition Corp. *(c)
71,745 719,602
Digital Transformation
Opportunities Corp., Class A *(c) 115,119 1,125,864
DILA Capital Acquisition Corp.,
Class A (2)*(c) 61,667 606,187
Direct Selling Acquisition Corp.,
Class A *(c) 102,582 1,027,872
dMY Technology Group, Inc. VI *(c)
82,182 803,740
DTRT Health Acquisition Corp.,
Class A (2)*(c) 241,028 2,422,331
DUET Acquisition Corp., Class A
(2)*(c) 73,788 726,074
Edify Acquisition Corp., Class A *(c)
83,100 816,042
Empowerment & Inclusion Capital I
Corp., Class A *(c) 36,572 359,868
Epiphany Technology Acquisition
Corp., Class A *(c) 30,213 296,692
EQ Health Acquisition Corp., Class
A *(c) 87,656 861,658
Everest Consolidator Acquisition
Corp. *(c) 131,016 1,307,540
Evo Acquisition Corp., Class A *(c)
19,320 188,756
ExcelFin Acquisition Corp., Class
A *(c) 134,786 1,348,534
FG Merger Corp. *(c)
98,184 976,931
Financial Strategies Acquisition
Corp. (2)*(c) 131,193 1,302,746
Fintech Ecosystem Development
Corp., Class A *(c) 10,730 107,300
First Light Acquisition Group, Inc.,
Class A *(c) 40,464 402,212
First Reserve Sustainable Growth
Corp., Class A *(c) 77,513 757,302
Flame Acquisition Corp., Class A
*(c) 100,000 979,000
Focus Impact Acquisition Corp.,
Class A (2)*(c) 101,950 1,010,325
Forest Road Acquisition Corp. II,
Class A *(c) 104,286 1,021,481
Fortistar Sustainable Solutions
Corp., Class A *(c) 34,574 339,171
Fortress Value Acquisition Corp. IV,
Class A *(c) 104,676 1,022,685
Fortune Rise Acquisition Corp. *(c)
98,648 993,385
FoxWayne Enterprises Acquisition
Corp., Class A *(c) 34,500 349,485
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
FTAC Emerald Acquisition Corp.,
Class A *(c) 283,096 2,768,679
FTAC Zeus Acquisition Corp.,
Class A *(c) 320,427 3,169,023
Future Health ESG Corp. (2)*(c)
91,822 907,201
FutureTech II Acquisition Corp.,
Class A *(c) 38,964 390,419
Gaming & Hospitality Acquisition
Corp., Class A *(c) 32,425 317,117
Gardiner Healthcare Acquisitions
Corp. *(c) 52,651 524,930
Genesis Unicorn Capital Corp.,
Class A (2)*(c) 67,549 671,437
GigCapital5, Inc. (2)*(c)
123,100 1,239,617
Gladstone Acquisition Corp., Class
A (2)*(c) 139,000 1,399,730
Glass Houses Acquisition Corp.
*(c) 137,666 1,350,503
Glenfarne Merger Corp., Class A
*(c) 164,664 1,603,827
Global Blockchain Acquisition
Corp. *(c) 161,196 1,589,393
Globalink Investment, Inc. *(c)
74,843 741,694
Goal Acquisitions Corp. *(c)
84,630 829,374
Goldenstone Acquisition Ltd. *(c)
32,200 318,458
Gores Holdings IX, Inc., Class A
*(c) 1,656,294 15,933,548
Gores Holdings VII, Inc., Class A
*(c) 83,328 814,948
Gores Technology Partners II, Inc.,
Class A *(c) 43,955 430,319
Group Nine Acquisition Corp.,
Class A *(c) 82,812 814,456
GSR II Meteora Acquisition Corp.
*(c) 15,261 23,044
GSR II Meteora Acquisition Corp.,
Class A *(c) 244,186 2,405,232
GX Acquisition Corp. II, Class A
*(c) 245,504 2,403,484
Hamilton Lane Alliance Holdings I,
Inc., Class A *(c) 82,749 812,595
Hawks Acquisition Corp., Class A
*(c) 74,351 725,666
Heartland Media Acquisition Corp.,
Class A *(c) 400,846 3,988,418
Hennessy Capital Investment Corp.
V, Class A *(c) 18,151 178,243
HNR Acquisition Corp. *(c)
49,014 488,179
Home Plate Acquisition Corp.,
Class A (2)*(c) 41,016 399,496
Hudson Executive Investment
Corp. II *(c) 198,838 1,956,566
Hudson Executive Investment
Corp. III, Class A *(c) 110,264 1,080,587
HumanCo Acquisition Corp., Class
A *(c) 60,324 594,191
Ignyte Acquisition Corp. *(c)
35,000 345,450
Inception Growth Acquisition Ltd.
(2)*(c) 112,518 1,110,553
Industrial Human Capital, Inc. *(c)
89,858 901,276

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Industrial Tech Acquisitions II, Inc.,
Class A (2)*(c) 126,008 1,252,520
Insight Acquisition Corp., Class A
*(c) 50,340 494,339
INSU Acquisition Corp. III, Class
A *(c) 50,107 493,554
Integral Acquisition Corp. 1, Class
A *(c) 107,616 1,067,551
Integrated Rail and Resources
Acquisition Corp., Class A (2)*(c) 108,438 1,078,958
Intelligent Medicine Acquisition
Corp., Class A *(c) 210,236 2,106,565
InterPrivate II Acquisition Corp.,
Class A *(c) 82,500 807,675
InterPrivate III Financial Partners,
Inc., Class A *(c) 82,500 808,500
InterPrivate IV InfraTech Partners,
Inc., Class A *(c) 83,000 813,400
Jackson Acquisition Co., Class A
*(c) 367,922 3,620,352
Jaws Hurricane Acquisition Corp.,
Class A *(c) 137,000 1,334,380
JOFF Fintech Acquisition Corp.,
Class A *(c) 83,181 815,174
Juniper II Corp., Class A *(c)
107,616 1,068,627
Jupiter Acquisition Corp., Class A
(2)*(c) 210,000 2,026,500
JUPITER WELLNESS
ACQUISITION Corp., Class A
(2)*(c) 149,929 1,490,294
Khosla Ventures Acquisition Co. III,
Class A *(c) 156,081 1,520,229
Kimbell Tiger Acquisition Corp.,
Class A *(c) 371,544 3,722,871
KKR Acquisition Holdings I Corp.,
Class A *(c) 86,562 847,442
KL Acquisition Corp., Class A *(c)
20,111 197,892
KnightSwan Acquisition Corp.,
Class A *(c) 334,038 3,347,061
Larkspur Health Acquisition Corp.,
Class A *(c) 52,524 521,563
LAVA Medtech Acquisition Corp.,
Class A *(c) 63,464 632,101
Learn CW Investment Corp., Class
A *(c) 26,704 265,438
Legato Merger Corp. II *(c)
154,414 1,531,787
Lerer Hippeau Acquisition Corp.,
Class A *(c) 100,616 984,024
LF Capital Acquisition Corp. II *(c)
108,792 1,086,832
Lionheart III Corp., Class A *(c)
89,680 896,800
Live Oak Crestview Climate
Acquisition Corp., Class A *(c) 164,130 1,577,289
Live Oak Mobility Acquisition Corp.,
Class A *(c) 88,800 870,240
LMF Acquisition Opportunities, Inc.,
Class A *(c) 27,333 277,703
Logistics Innovation Technologies
Corp., Class A *(c) 15,368 149,377
Longview Acquisition Corp. II,
Class A *(c) 133,383 1,303,152
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Lux Health Tech Acquisition Corp.,
Class A *(c) 36,573 361,707
Mana Capital Acquisition Corp. *(c)
39,048 388,137
Maxpro Capital Acquisition Corp.,
Class A (Taiwan) (2)*(c) 9,347 93,844
McLaren Technology Acquisition
Corp., Class A *(c) 179,362 1,795,414
MDH Acquisition Corp., Class A
*(c) 84,000 825,720
Mercato Partners Acquisition Corp.,
Class A *(c) 143,490 1,429,160
Metal Sky Star Acquisition Corp.
(2)*(c) 103,342 1,013,785
Minority Equality Opportunities
Acquisition, Inc., Class A (2)*(c) 40,202 405,236
Monterey Bio Acquisition Corp.
(2)*(c) 8,700 87,087
Monument Circle Acquisition Corp.,
Class A *(c) 82,750 812,605
Mount Rainier Acquisition Corp.
(2)*(c) 84,937 848,521
Murphy Canyon Acquisition Corp.,
Class A *(c) 162,516 1,630,035
Music Acquisition Corp. (The),
Class A *(c) 46,650 457,170
New Providence Acquisition Corp.
II, Class A *(c) 145,550 1,440,945
Newbury Street Acquisition Corp.
*(c) 100,000 976,000
NewHold Investment Corp. II,
Class A *(c) 134,732 1,329,805
Northern Lights Acquisition Corp.,
Class A *(c) 91,332 941,633
Northern Star Investment Corp. III,
Class A *(c) 82,662 810,088
Northern Star Investment Corp. IV,
Class A *(c) 82,662 810,088
NorthView Acquisition Corp. (2)*(c)
154,598 1,524,336
Nubia Brand International Corp.,
Class A (2)*(c) 284,300 2,834,471
OCA Acquisition Corp., Class A *(c)
111,538 1,118,726
OmniLit Acquisition Corp., Class
A *(c) 106,059 1,059,529
OPY Acquisition Corp. I, Class A
*(c) 82,572 812,508
Orion Acquisition Corp., Class A
*(c) 144,851 1,419,540
Oyster Enterprises Acquisition
Corp., Class A *(c) 83,000 814,230
Pacifico Acquisition Corp. (2)*(c)
20,252 202,723
Panacea Acquisition Corp. II, Class
A (2)*(c) 100,000 976,000
Papaya Growth Opportunity Corp.
I, Class A *(c) 413,288 4,128,747
Parabellum Acquisition Corp.,
Class A *(c) 32,371 318,531
Parsec Capital Acquisitions Corp.,
Class A *(c) 12,741 128,174
Periphas Capital Partnering Corp.,
Class A (2)*(c) 76,164 1,869,065

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Phoenix Biotech Acquisition Corp.,
Class A *(c) 212,345 2,129,820
PHP Ventures Acquisition Corp.,
Class A (Malaysia) *(c) 29,400 295,470
Pine Technology Acquisition Corp.,
Class A *(c) 8,343 81,511
Pono Capital Corp., Class A *(c)
119,700 1,210,167
Power & Digital Infrastructure
Acquisition II Corp., Class A *(c) 604,151 5,944,846
PowerUp Acquisition Corp., Class
A *(c) 452,924 4,520,182
Priveterra Acquisition Corp., Class
A *(c) 110,949 1,087,300
PROOF Acquisition Corp. I, Class
A *(c) 150,864 1,492,045
PWP Forward Acquisition Corp. I,
Class A *(c) 161,665 1,577,850
Redwoods Acquisition Corp. *(c)
74,885 739,115
Relativity Acquisition Corp., Class
A *(c) 89,748 903,762
Research Alliance Corp. II, Class
A *(c) 70,585 691,733
Revolution Healthcare Acquisition
Corp., Class A *(c) 113,920 1,111,859
RF Acquisition Corp., Class A
(Singapore) *(c) 114,573 1,129,690
Riverview Acquisition Corp., Class
A *(c) 210,000 2,089,500
ROC Energy Acquisition Corp. *(c)
149,375 1,487,775
Rosecliff Acquisition Corp. I, Class
A *(c) 82,665 810,944
Roth Ch Acquisition IV Co. (2)*(c)
184,602 1,836,790
Roth CH Acquisition V Co. *(c)
28,286 282,577
Sagaliam Acquisition Corp., Class
A (2)*(c) 70,003 692,330
Sanaby Health Acquisition Corp. I,
Class A (2)*(c) 64,384 645,772
Sandbridge X2 Corp., Class A *(c)
213,609 2,082,688
Schultze Special Purpose
Acquisition Corp. II, Class A *(c) 63,730 627,103
Science Strategic Acquisition Corp.
Alpha, Class A *(c) 92,555 907,965
SCP & CO Healthcare Acquisition
Co., Class A *(c) 98,764 966,900
Seaport Calibre Materials
Acquisition Corp. (2)*(c) 45,366 450,938
Seaport Global Acquisition II Corp.,
Class A *(c) 81,696 816,143
Shelter Acquisition Corp. I, Class
A *(c) 147,619 1,451,095
ShoulderUp Technology Acquisition
Corp., Class A *(c) 299,987 2,975,871
Sierra Lake Acquisition Corp.,
Class A *(c) 81,011 804,439
Signal Hill Acquisition Corp., Class
A (2)*(c) 89,860 889,614
Silver Spike Acquisition Corp. II,
Class A *(c) 80,000 783,600
Simon Property Group Acquisition
Holdings, Inc., Class A *(c) 79,357 777,699
INVESTMENTS SHARES VALUE ($)
Capital Markets - 22.6% (continued)
Sizzle Acquisition Corp. (2)*(c)
71,744 716,723
Social Leverage Acquisition Corp.
I, Class A *(c) 198,620 1,952,435
Software Acquisition Group, Inc. III,
Class A *(c) 185,000 1,850,000
Southport Acquisition Corp. *(c)
365,972 3,630,442
Spindletop Health Acquisition
Corp., Class A (2)*(c) 143,704 1,432,729
SportsMap Tech Acquisition Corp.
(2)*(c) 176,600 1,757,170
SportsTek Acquisition Corp., Class
A *(c) 100,000 978,000
Springwater Special Situations
Corp. *(c) 40,212 397,295
TCW Special Purpose Acquisition
Corp., Class A *(c) 410,439 4,001,780
TG Venture Acquisition Corp. *(c)
215,235 2,135,131
TLG Acquisition One Corp., Class
A *(c) 83,181 815,174
Trajectory Alpha Acquisition Corp.,
Class A (2)*(c) 109,920 1,075,018
Twelve Seas Investment Co. II,
Class A *(c) 98,799 966,254
VectoIQ Acquisition Corp. II, Class
A *(c) 21,452 211,088
Velocity Acquisition Corp., Class
A *(c) 82,623 808,879
Viscogliosi Brothers Acquisition
Corp. (2)*(c) 52,960 521,656
Vision Sensing Acquisition Corp.,
Class A *(c) 51,216 512,672
VMG Consumer Acquisition Corp.,
Class A *(c) 236,497 2,360,240
Warrior Technologies Acquisition
Co., Class A *(c) 82,832 823,350
Welsbach Technology Metals
Acquisition Corp. *(c) 9,289 91,961
Western Acquisition Ventures Corp.
*(c) 67,539 673,364
Zimmer Energy Transition
Acquisition Corp., Class A (2)*(c) 481,998 4,675,381
Z-Work Acquisition Corp., Class
A *(c) 82,665 812,597
319,148,034
Containers & Packaging - 0.6%
Intertape Polymer Group, Inc.
(Canada) 245,680 7,726,170
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings, Inc. *(b) 2,103 3,678,126
Media - 1.7%
Paramount Global, Class B
107,063 2,642,315
Shaw Communications, Inc., Class
B (Canada) 723,611 21,322,689
23,965,004
Pharmaceuticals - 0.7%
Vifor Pharma AG (Switzerland) (2) 58,885 10,208,419

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Professional Services - 0.5%
Intertrust NV (Netherlands) (2)*(d)
103,027 2,066,491
LifeWorks , Inc. (Canada)
183,769 4,408,629
6,475,120
Software - 1.0%
Vonage Holdings Corp. * 782,796 14,747,877
Tobacco - 1.3%
Swedish Match AB (Sweden) (2) 1,754,628 17,901,661
Wireless Telecommunication Services - 0.0% (a)
Cleveland Unlimited (acquired
3/18/2010, Cost $1,793,400)
(3)*(e)(f) 1 275,539
TOTAL COMMON STOCKS
(Cost $410,541,735) 405,707,513
CLOSED END FUNDS - 1.7%
Aberdeen Global Dynamic
Dividend Fund 7,083 66,368
Aberdeen Total Dynamic Dividend
Fund 4,352 35,164
Adams Diversified Equity Fund,
Inc. (b) 42,489 651,781
Adams Natural Resources Fund,
Inc. (b) 673 13,103
AllianceBernstein National
Municipal Income Fund, Inc. (b) 22,186 256,692
Allspring Multi-Sector Income
14,146 135,377
Apollo Tactical Income Fund, Inc.
(b) 453 5,454
Ares Dynamic Credit Allocation
Fund, Inc. (b) 3,045 37,149
Bancroft Fund Ltd.
6,245 112,785
Barings Global Short Duration High
Yield Fund 9,351 121,656
BlackRock California Municipal
Income Trust 3,152 35,712
BlackRock Core Bond Trust
32,899 372,417
BlackRock Credit Allocation
Income Trust 68,803 749,265
BlackRock Debt Strategies Fund,
Inc. 31,235 285,488
BlackRock Energy and Resources
Trust 34,633 379,924
BlackRock Enhanced Global
Dividend Trust 12,576 122,867
BlackRock Enhanced International
Dividend Trust 20,387 103,158
BlackRock Floating Rate Income
Strategies Fund, Inc. 1,058 12,051
BlackRock Floating Rate Income
Trust 2,093 23,065
BlackRock Ltd. Duration Income
Trust 3,343 42,289
BlackRock Multi-Sector Income
Trust 1,782 25,322
BlackRock Municipal Income Fund,
Inc. 26,279 312,983
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.7% (continued)
BlackRock Municipal Income
Quality Trust 3,568 44,207
BlackRock Municipal Income Trust
11,081 118,899
BlackRock Municipal Income Trust
II 51,685 571,119
BlackRock MuniHoldings California
Quality Fund, Inc. 38,627 462,365
BlackRock MuniHoldings Fund,
Inc. 29,742 377,426
BlackRock MuniHoldings New York
Quality Fund, Inc. 7,031 77,271
BlackRock MuniHoldings Quality
Fund II, Inc. 10,316 113,682
BlackRock MuniVest Fund II, Inc.
4,791 54,426
BlackRock MuniVest Fund, Inc.
25,026 186,444
BlackRock MuniYield Fund, Inc.
52,936 589,707
BlackRock MuniYield New York
Quality Fund, Inc. 8,081 86,224
BlackRock MuniYield Quality Fund
II, Inc. 2,582 29,590
BlackRock MuniYield Quality Fund
III, Inc. 8,024 93,560
BlackRock MuniYield Quality Fund,
Inc. 32,881 417,260
BlackRock New York Municipal
Income Trust 24,697 272,161
Blackstone Long-Short Credit
Income Fund 8,931 102,706
Blackstone Strategic Credit Fund
7,730 86,344
BNY Mellon Alcentra Global Credit
Income 2024 Target Term Fund,
Inc. 900 6,642
BNY Mellon Municipal Bond
Infrastructure Fund, Inc. 12,342 160,569
BNY Mellon Municipal Income, Inc.
37,114 250,519
BNY Mellon Strategic Municipal
Bond Fund, Inc. 16,675 103,718
BNY Mellon Strategic Municipals,
Inc. 66,370 436,715
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 13,930 275,675
Cohen & Steers REIT and
Preferred and Income Fund, Inc. 4,285 91,442
Cohen & Steers Select Preferred
and Income Fund, Inc. 6,426 130,898
Delaware Enhanced Global
Dividend & Income Fund 5,593 42,563
Delaware Ivy High Income
Opportunities Fund 12,688 129,925
DoubleLine Income Solutions Fund
73,781 894,964
DWS Municipal Income Trust
5,829 54,793
Eaton Vance California Municipal
Bond Fund 47,652 441,734
Eaton Vance Floating-Rate Income
Trust 2,423 28,543
Eaton Vance Ltd. Duration Income
Fund 5,466 56,464
Eaton Vance Municipal Bond Fund
53,901 576,741
Eaton Vance Municipal Income
Trust 3,200 35,008

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.7% (continued)
Eaton Vance National Municipal
Opportunities Trust 4,072 72,848
Eaton Vance New York Municipal
Bond Fund 24,515 228,235
Eaton Vance Senior Floating-Rate
Trust 405 4,969
Eaton Vance Senior Income Trust
5,385 29,402
Ellsworth Growth and Income Fund
Ltd. 31,656 269,709
Federated Hermes Premier
Municipal Income Fund 16,740 185,144
First Trust High Income Long
4,736 53,990
Franklin Ltd. Duration Income Trust
68,935 466,001
Gabelli Dividend & Income Trust
(The) 10,982 224,582
General American Investors Co.,
Inc. 2,305 81,505
Insight Select Income Fund
8,791 141,271
Invesco Advantage Municipal
Income Trust II 8,149 76,927
Invesco Bond Fund
2,062 33,549
Invesco California Value Municipal
Income Trust 26,434 279,143
Invesco Municipal Opportunity
Trust 46,557 480,934
Invesco Municipal Trust
45,716 464,475
Invesco Pennsylvania Value
Municipal Income Trust 13,346 139,599
Invesco Quality Municipal Income
Trust 43,083 439,877
Invesco Trust for Investment Grade
Municipals 29,101 306,433
Invesco Trust for Investment Grade
New York Municipals 6,174 66,494
Invesco Value Municipal Income
Trust 6,242 80,335
John Hancock Income Securities
Trust 1,671 19,016
KKR Income Opportunities Fund
21,707 252,669
Macquarie Global Infrastructure
Total Return Fund, Inc. 1,917 44,474
MFS Multimarket Income Trust
5,297 24,154
MFS Municipal Income Trust
41,373 225,069
Neuberger Berman High Yield
Strategies Fund, Inc. 22,062 184,880
Neuberger Berman Municipal
Fund, Inc. 12,066 135,019
Nuveen AMT-Free Municipal Credit
Income Fund 3,803 49,857
Nuveen AMT-Free Municipal Value
Fund 7,337 103,819
Nuveen AMT-Free Quality
Municipal Income Fund 53,684 630,787
Nuveen California AMT-Free
Quality Municipal Income Fund 2,169 27,937
Nuveen California Municipal Value
Fund 19,783 172,706
Nuveen California Quality
Municipal Income Fund 36,791 453,633
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.7% (continued)
Nuveen Credit Strategies Income
Fund 82,935 431,262
Nuveen Floating Rate Income
Opportunity Fund 917 7,492
Nuveen Massachusetts Quality
Municipal Income Fund 2,051 24,222
Nuveen Municipal Credit Income
Fund 70,138 880,933
Nuveen New York AMT-Free
Quality Municipal Income Fund 4,413 48,764
Nuveen New York Municipal Value
Fund 652 5,548
Nuveen New York Quality
Municipal Income Fund 19,126 224,348
Nuveen Ohio Quality Municipal
Income Fund 20,161 255,440
Nuveen Pennsylvania Quality
Municipal Income Fund 15,084 183,874
Nuveen Preferred & Income
Opportunities Fund 83,577 639,364
Nuveen Preferred & Income
Securities Fund 120,662 876,006
Nuveen Preferred & Income Term
Fund 171 3,285
Nuveen Select Maturities Municipal
Fund 1,306 11,989
Nuveen Senior Income Fund
2,113 10,121
Nuveen Short Duration Credit
Opportunities Fund 3,487 41,949
PGIM Global High Yield Fund, Inc.
2,132 24,454
PGIM High Yield Bond Fund, Inc.
4,486 55,223
Pioneer Diversified High Income
Fund, Inc. 115 1,247
Pioneer Floating Rate Fund, Inc.
17,180 152,558
Pioneer High Income Fund, Inc.
25,452 179,691
Pioneer Municipal High Income
Advantage Fund, Inc. 15,410 134,529
Pioneer Municipal High Income
Fund Trust 30,376 281,889
RiverNorth Opportunistic Municipal
Income Fund, Inc. 472 8,260
Royce Global Value Trust, Inc.
1,331 11,872
Saba Capital Income &
Opportunities Fund 11,622 93,325
Tekla Healthcare Opportunities
Fund 52 1,037
Templeton Emerging Markets Fund
4,507 53,994
Tri-Continental Corp.
7,724 202,137
Virtus Diversified Income &
Convertible Fund 200 3,904
Virtus Dividend Interest & Premium
Strategy Fund 13,692 158,006
Virtus Equity & Convertible Income
Fund 20,305 421,329
Voya Emerging Markets High
Income Dividend Equity Fund 15,310 88,186
Voya Infrastructure Industrials and
Materials Fund 718 7,015
Western Asset Global High Income
Fund, Inc. 21,981 154,966

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.7% (continued)
Western Asset High Income Fund
II, Inc. 47,631 234,821
Western Asset High Yield Defined
Opportunity Fund, Inc. 1,739 21,181
Western Asset Intermediate Muni
Fund, Inc. 4,367 35,198
Western Asset Investment Grade
Defined Opportunity Trust, Inc. 187 3,155
Western Asset Investment Grade
Income Fund, Inc. 2,693 32,504
Western Asset Managed
Municipals Fund, Inc. 25,514 269,683
Western Asset Municipal High
Income Fund, Inc. 11,842 77,802
Western Asset Municipal Partners
Fund, Inc. 2,225 27,835
Western Asset Premier Bond Fund
10,419 110,233
TOTAL CLOSED END FUNDS
(Cost $25,493,797) 24,240,447
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (a)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(e)(g) $ 2,375,000 71,250
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(e)(g) 2,833,436 145,210
TOTAL CORPORATE BONDS
(Cost $880,000) 216,460
CONVERTIBLE BONDS - 18.6%
Aerospace & Defense - 0.2%
Virgin Galactic Holdings, Inc.
2.50%, 2/1/2027 (2)(b)(d) 4,067,000 2,591,195
Airlines - 0.2%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(d) 1,025,000 747,486
JetBlue Airways Corp.
0.50%, 4/1/2026 (2) 2,550,000 1,875,525
2,623,011
Auto Components - 0.1%
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(b)(d) 3,325,000 1,875,300
Automobiles - 0.1%
Arrival SA (Luxembourg)
3.50%, 12/1/2026 (2)(b)(d) 4,567,000 1,767,429
Biotechnology - 0.9%
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 1,141,250
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,463,000
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,019,644
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 0.9% (continued)
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b) $ 7,850,000 8,191,475
12,815,369
Chemicals - 0.2%
Danimer Scientific, Inc.
3.25%, 12/15/2026 (2)(b)(d) 3,494,000 2,466,764
Communications Equipment - 1.0%
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 2,931,550
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(b)(d) 13,131,000 11,253,267
14,184,817
Consumer Finance - 0.6%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 2,250,000 2,327,625
2.38%, 5/1/2025 (2)(b) 1,025,000 907,637
LendingTree , Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 5,055,000
8,290,262
Diversified Consumer Services - 0.2%
2U, Inc.
2.25%, 5/1/2025 (2) 3,425,000 2,902,688
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(b) 1,875,000 1,290,000
Electrical Equipment - 0.6%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(b)(d) 12,850,000 9,020,700
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,055,391
Entertainment - 0.4%
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(b) 8,250,000 6,022,500
Health Care Equipment & Supplies - 1.1%
Cutera , Inc.
2.25%, 6/1/2028 (2)(b)(d) 10,581,000 9,999,108
Novocure Ltd.
0.00%, 11/1/2025 (2)(b) 1,925,000 1,646,837
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 3,752,884
15,398,829
Health Care Providers & Services - 0.2%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(b) 3,954,000 2,441,595
Health Care Technology - 0.1%
Health Catalyst, Inc.
2.50%, 4/15/2025 (2)(b) 2,525,000 2,233,047
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(b) 8,800,000 7,312,800
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(b) 8,800,000 5,394,400

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 1.7% (continued)
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b) $ 2,875,000 2,827,562
NCL Corp. Ltd.
2.50%, 2/15/2027 (2)(b)(d) 1,585,000 1,089,687
1.13%, 2/15/2027 (2)(b)(d) 12,113,000 7,843,168
24,467,617
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b) 1,225,000 1,107,395
Independent Power and Renewable Electricity Producers - 0.7%
Ormat Technologies, Inc.
2.50%, 7/15/2027 (2)(b)(d) 9,686,000 10,286,532
Interactive Media & Services - 1.0%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b) 7,400,000 5,775,700
Snap, Inc.
0.00%, 5/1/2027 (2)(b) 1,175,000 813,687
0.13%, 3/1/2028 (2)(b)(d) 11,097,000 7,717,964
14,307,351
Internet & Direct Marketing Retail - 2.1%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b) 12,100,000 8,863,250
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(b) 5,525,000 4,897,912
Fiverr International Ltd.
0.00%, 11/1/2025 (2)(b) 3,239,000 2,438,967
Groupon, Inc.
0.00%, 3/15/2026 (2)(b) 4,250,000 2,688,125
Porch Group, Inc.
0.75%, 9/15/2026 (2)(b)(d) 3,400,000 1,774,375
Xometry , Inc.
1.00%, 2/1/2027 (2)(b)(d) 9,972,000 8,406,396
29,069,025
IT Services - 1.1%
Edgio , Inc.
3.50%, 8/1/2025 (2)(b) 725,000 613,152
Fastly , Inc.
0.00%, 3/15/2026 (2)(b) 2,975,000 2,161,338
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(b)(d) 8,300,000 6,401,375
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(b)(d) 8,575,000 5,981,062
15,156,927
Leisure Products - 0.2%
Peloton Interactive, Inc.
0.00%, 2/15/2026 (2)(b) 4,875,000 3,070,982
Machinery - 0.8%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b) 11,535,000 10,727,550
Media - 1.0%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b) 2,339,000 1,960,082
DISH Network Corp.
3.38%, 8/15/2026 (2)(b) 6,225,000 4,204,987
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 1.0% (continued)
TechTarget , Inc.
0.00%, 12/15/2026 (2)(b)(d) $ 9,825,000 7,835,013
14,000,082
Metals & Mining - 0.0% (a)
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(b)(d) 575,000 590,813
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(b)(d) 2,100,000 2,490,246
Pharmaceuticals - 0.8%
Innoviva , Inc.
2.13%, 3/15/2028 (2)(b)(d) 13,373,000 11,340,304
Tilray Brands, Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 363,910
11,704,214
Real Estate Management & Development - 0.6%
Opendoor Technologies, Inc.
0.25%, 8/15/2026 (2)(b)(d) 4,975,000 2,824,088
Realogy Group LLC
0.25%, 6/15/2026 (2)(b) 4,425,000 3,219,187
Redfin Corp.
0.50%, 4/1/2027 (2)(b) 4,535,000 2,115,578
8,158,853
Road & Rail - 0.5%
Lyft, Inc.
1.50%, 5/15/2025 (2)(b) 7,675,000 6,496,888
Software - 1.2%
8x8, Inc.
0.50%, 2/1/2024 (2)(b) 2,450,000 2,076,260
Confluent, Inc.
0.00%, 1/15/2027 (2)(b)(d) 5,825,000 4,234,047
Coupa Software, Inc.
0.38%, 6/15/2026 (2)(b) 3,350,000 2,512,500
Five9, Inc.
0.50%, 6/1/2025 (2)(b) 2,025,000 1,975,387
InterDigital , Inc.
3.50%, 6/1/2027 (2)(b)(d) 775,000 784,300
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(b)(d) 6,855,000 1,773,756
Splunk , Inc.
1.13%, 6/15/2027 (2)(b) 2,775,000 2,289,375
Veritone , Inc.
1.75%, 11/15/2026 (2)(b)(d) 1,091,000 693,727
16,339,352
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.
0.00%, 11/15/2026 (2)(b)(d) 9,900,000 6,860,700
TOTAL CONVERTIBLE BONDS
(Cost $323,027,916) 261,813,424

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.1%
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(e) 146,272 124,064
Tobira Therapeutics, Inc., CVR
(3)*(e) 11,880 145,095
269,159
Capital Markets - 0.1%
Accretion Acquisition Corp.,
expiring 3/1/2028 *(c) 202,180 24,363
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(c) 122,496 11,025
Bannix Acquisition Corp., expiring
8/30/2026 *(c) 26,277 3,416
Benessere Capital Acquisition
Corp., expiring 12/23/2025 *(c) 55,000 8,250
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 *(c) 44,844 4,009
Breeze Holdings Acquisition Corp.
*(c) 55,000 5,775
Broad Capital Acquisition Corp.,
expiring 1/13/2027 *(c) 69,739 7,448
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 (2)*(c) 195,348 37,116
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 *(c) 152,927 16,853
Edoc Acquisition Corp., expiring
11/30/2027 *(c) 55,000 9,933
Financial Strategies Acquisition
Corp., expiring 1/7/2023 *(c) 131,193 13,119
Fintech Ecosystem Development
Corp., expiring 1/4/2026 *(c) 10,730 1,062
Global Blockchain Acquisition
Corp. *(c) 161,196 12,090
Globalink Investment, Inc., expiring
12/9/2026 (2)*(c) 74,843 8,083
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(c) 32,200 7,580
Inception Growth Acquisition Ltd.
*(c) 112,518 14,627
JUPITER WELLNESS
ACQUISITION Corp. *(c) 149,929 18,007
Mana Capital Acquisition Corp.,
expiring 1/6/2024 (2)*(c) 39,048 9,176
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 (2)*(c) 103,342 12,050
NorthView Acquisition Corp.,
expiring 8/2/2027 (2)*(c) 154,598 18,134
Pacifico Acquisition Corp., expiring
7/25/2026 *(c) 20,252 2,633
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 (2)*(c) 29,400 1,764
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(c) 74,885 7,496
RF Acquisition Corp., expiring
3/29/2024 (2)*(c) 114,573 11,469
ROC Energy Acquisition Corp.,
expiring 11/30/2028 *(c) 149,375 23,900
Sagaliam Acquisition Corp.,
expiring 5/31/2028 (2)*(c) 70,003 10,577
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1% (continued)
Welsbach Technology Metals
Acquisition Corp., expiring
3/31/2023 *(c) 9,289 1,091
301,046
TOTAL RIGHTS
(Cost $–) 570,205
NO. OF
WARRANTS
WARRANTS - 0.5%
Aerospace & Defense - 0.0% (a)
Archer Aviation, Inc., expiring
9/16/2026 *(b) 10,436 5,949
Eve Holding, Inc., expiring
10/8/2025 * 103,721 52,939
58,888
Auto Components - 0.0% (a)
REE Automotive Ltd.,
expiring 7/22/2026 (Israel) * 51,857 9,702
Biotechnology - 0.0% (a)
180 Life Sciences Corp.,
expiring 11/7/2025 * 502,252 75,338
Comera Life Sciences
Holdings, Inc., expiring
5/19/2027 * 28,380 3,973
DermTech , Inc., expiring
8/29/2024 (2)* 207,877 74,087
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 196,256 19,626
173,024
Capital Markets - 0.3%
26 Capital Acquisition Corp.,
expiring 12/31/2027 *(c) 74,200 22,260
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 *(c) 67,750 3,272
Accelerate Acquisition Corp.,
expiring 12/31/2027 *(c) 156,666 25,223
Accretion Acquisition Corp.,
expiring 2/19/2023 *(c) 101,090 6,571
Achari Ventures Holdings
Corp. I, expiring 8/5/2026
(2)*(c) 42,909 6,007
Ackrell Spac Partners I Co.,
expiring 12/1/2026 *(c) 36,787 3,679
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 (2)*(b)(c) 140,333 28,067
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(b)(c) 41,250 2,063
Advanced Merger Partners,
Inc., expiring 6/30/2026
(2)*(b)(c) 13,733 3,845
Aequi Acquisition Corp.,
expiring 11/30/2027 *(c) 107,000 7,276
Aesther Healthcare
Acquisition Corp., expiring
1/19/2023 *(c) 20,252 2,430

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Aetherium Acquisition Corp.,
expiring 1/21/2028 (2)*(c) 175,712 13,881
AF Acquisition Corp., expiring
3/31/2028 (2)*(c) 126,194 17,667
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
(2)*(b)(c) 52,000 20,275
Alpine Acquisition Corp.,
expiring 1/21/2023 *(c) 15,103 1,661
Alset Capital Acquisition
Corp., expiring 2/2/2027 *(c) 61,248 4,900
AltEnergy Acquisition Corp.,
expiring 2/6/2023 *(c) 61,463 10,313
Altitude Acquisition Corp.,
expiring 11/30/2027 *(b)(c) 96,300 8,667
AMCI Acquisition Corp. II,
expiring 12/31/2028 (2)*(c) 69,500 18,939
American Acquisition
Opportunity, Inc., expiring
5/28/2026 *(b)(c) 58,500 9,301
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
*(b)(c) 68,889 8,604
Apeiron Capital Investment
Corp., expiring 6/24/2023 *(c) 54,024 4,322
Arbor Rapha Capital
Bioholdings Corp. I, expiring
3/14/2023 *(c) 47,678 2,918
Arena Fortify Acquisition
Corp., expiring 12/31/2028
*(c) 27,012 2,701
Argus Capital Corp., expiring
7/22/2023 *(c) 30,741 5,841
Armada Acquisition Corp. I,
expiring 1/2/2023 *(c) 64,166 10,915
Arogo Capital Acquisition
Corp., expiring 3/23/2028
(2)*(c) 96,774 5,332
Arrowroot Acquisition Corp.,
expiring 3/2/2026 *(b)(c) 41,500 2,116
Artemis Strategic Investment
Corp., expiring 2/12/2023 *(c) 102,400 9,216
Astrea Acquisition Corp.,
expiring 1/13/2026 (3)*(b)
(c)(e) 41,333 3,352
Athena Consumer Acquisition
Corp., expiring 7/20/2023 *(c) 64,463 9,025
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 (3)*(c)(e) 319,116 43,049
Athlon Acquisition Corp.,
expiring 3/5/2026 *(b)(c) 41,333 4,778
Atlantic Avenue Acquisition
Corp., expiring 10/6/2027
*(b)(c) 146,000 11,665
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(b)(c) 228,472 18,278
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
*(c) 206,631 20,456
Atlas Crest Investment Corp.
II, expiring 2/28/2026 *(b)(c) 20,616 2,886
Ault Disruptive Technologies
Corp., expiring 6/20/2028
(2)*(c) 54,855 5,485
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) (2)*(c) 9,375 1,437
Authentic Equity Acquisition
Corp., expiring 12/31/2027
*(b)(c) 41,266 4,127
Avalon Acquisition, Inc.,
expiring 2/26/2023 *(c) 79,701 6,376
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 *(c) 78,055 17,953
B Riley Principal 150 Merger
Corp., expiring 3/1/2028 *(c) 27,777 9,166
B Riley Principal 250 Merger
Corp., expiring 12/31/2027
*(c) 117,289 32,841
Banner Acquisition Corp.,
expiring 1/15/2023 (2)*(c) 20,196 2,127
Bannix Acquisition Corp.,
expiring 2/19/2023 *(c) 26,277 2,021
Banyan Acquisition Corp.,
expiring 9/30/2028 *(c) 167,229 21,740
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 (2)*(c) 74,755 11,213
Belong Acquisition Corp.,
expiring 12/31/2027 *(c) 64,000 6,957
Benessere Capital Acquisition
Corp., expiring 12/31/2027
*(c) 41,250 9,900
Berenson Acquisition Corp. I,
expiring 8/1/2026 *(c) 15,392 2,155
Better World Acquisition
Corp., expiring 11/15/2027
*(c) 49,500 2,970
Big Sky Growth Partners,
Inc., expiring 2/26/2023 *(c) 83,121 18,095
Bilander Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 60,416 19,937
Bite Acquisition Corp.,
expiring 12/31/2027 *(c) 41,600 3,644
Black Mountain Acquisition
Corp., expiring 10/15/2027
*(c) 183,774 33,079
Blockchain Moon Acquisition
Corp., expiring 3/23/2024
(2)*(c) 44,844 5,381
BOA Acquisition Corp.,
expiring 2/22/2028 *(c) 27,321 4,363
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(c) 55,000 8,794

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Bright Lights Acquisition
Corp., expiring 12/31/2027
*(c) 32,000 2,563
Broadscale Acquisition Corp.,
expiring 2/2/2026 *(c) 20,666 4,894
Build Acquisition Corp.,
expiring 4/29/2023 *(c) 135,000 13,500
BurTech Acquisition Corp.,
expiring 12/18/2026 *(c) 447,209 46,286
byNordic Acquisition Corp.,
expiring 2/9/2027 (2)*(c) 69,207 7,191
C5 Acquisition Corp., expiring
5/19/2028 *(c) 131,692 26,338
Canna-Global Acquisition
Corp., expiring 2/9/2028 *(c) 188,580 15,086
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 *(c) 163,143 26,103
Cascadia Acquisition Corp.,
expiring 2/5/2023 *(c) 60,303 10,849
CC Neuberger Principal
Holdings II, expiring
7/29/2025 *(c) 127,050 58,443
CENAQ Energy Corp.,
expiring 12/31/2027 *(c) 105,000 9,944
CF Acquisition Corp. IV,
expiring 12/14/2025 *(c) 78,500 6,853
CF Acquisition Corp. VI,
expiring 2/18/2028 *(c) 27,750 37,463
CF Acquisition Corp. VII,
expiring 3/15/2026 *(c) 48,764 7,485
CF Acquisition Corp. VIII,
expiring 12/31/2027 (2)*(c) 48,500 12,746
Churchill Capital Corp. V,
expiring 10/29/2027 *(c) 10,350 3,416
Churchill Capital Corp. VI,
expiring 12/31/2027 *(c) 16,600 5,644
Churchill Capital Corp. VII,
expiring 2/29/2028 *(c) 16,600 5,771
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 *(c) 70,884 9,215
Clarim Acquisition Corp.,
expiring 12/31/2027 *(c) 59,111 6,502
Class Acceleration Corp.,
expiring 3/31/2028 *(c) 41,666 3,125
Clean Earth Acquisitions
Corp., expiring 2/24/2028
(2)*(c) 97,674 13,684
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 *(c) 16,647 2,830
Colicity , Inc., expiring
12/31/2027 *(c) 22,909 4,971
Colombier Acquisition Corp.,
expiring 12/31/2028 *(c) 78,300 8,613
Compute Health Acquisition
Corp., expiring 12/31/2027
*(c) 23,100 5,082
Concord Acquisition Corp.,
expiring 11/28/2025 *(c) 190,333 203,637
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)*(c) 95,464 21,002
Concord Acquisition Corp. III,
expiring 12/31/2028 *(c) 215,234 47,158
Conx Corp., expiring
10/30/2027 *(c) 92,500 14,800
Conyers Park III Acquisition
Corp., expiring 8/12/2028
(2)*(c) 161,500 46,835
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(c) 110,400 5,586
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 *(c) 42,289 5,920
Crucible Acquisition Corp.,
expiring 12/26/2025 *(c) 26,565 2,657
D & Z Media Acquisition
Corp., expiring 12/31/2027
*(c) 27,453 2,745
Data Knights Acquisition
Corp., expiring 12/31/2028
*(c) 50,667 638
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 *(c) 47,500 9,975
DHB Capital Corp., expiring
3/15/2028 *(c) 49,333 5,920
DiamondHead Holdings
Corp., expiring 1/28/2028
(2)*(c) 20,700 2,070
Digital Health Acquisition
Corp., expiring 10/14/2023
*(c) 71,745 7,892
Digital Transformation
Opportunities Corp., expiring
3/31/2028 *(c) 20,733 2,339
DILA Capital Acquisition
Corp., expiring 12/31/2028
*(c) 61,667 7,400
Direct Selling Acquisition
Corp., expiring 11/23/2023
*(c) 51,291 5,180
dMY Technology Group, Inc.
VI, expiring 6/25/2023 *(c) 41,091 14,706
DPCM Capital, Inc., expiring
10/14/2027 *(c) 127,866 44,753
DTRT Health Acquisition
Corp., expiring 11/12/2022
*(c) 60,408 3,685
DUET Acquisition Corp.,
expiring 7/19/2028 (2)*(c) 73,788 8,486
Dune Acquisition Corp.,
expiring 10/29/2027 *(c) 22,884 1,030
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 *(c) 121,666 15,817
East Resources Acquisition
Co., expiring 7/1/2027 *(c) 219,000 48,180
Edify Acquisition Corp.,
expiring 12/31/2027 (3)*(c)(e) 41,550 4,774

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Edoc Acquisition Corp.,
expiring 11/30/2027 *(c) 55,000 1,645
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
*(c) 40,875 2,698
EG Acquisition Corp.,
expiring 5/28/2028 *(c) 155,666 24,362
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 *(c) 58,119 4,789
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 *(c) 65,416 4,913
EQ Health Acquisition Corp.,
expiring 2/2/2028 *(c) 43,828 4,124
Equity Distribution Acquisition
Corp., expiring 9/9/2025 *(c) 94,933 9,731
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 *(c) 65,508 6,551
Evo Acquisition Corp.,
expiring 12/31/2027 *(c) 9,660 677
ExcelFin Acquisition Corp.,
expiring 7/5/2023 *(c) 67,393 13,236
Executive Network Partnering
Corp., expiring 9/25/2028 *(c) 95,000 86,887
Fast Acquisition Corp.,
expiring 8/25/2027 *(c) 44,033 21,312
FAST Acquisition Corp. II,
expiring 3/16/2026 (2)*(c) 24,250 3,029
FG Merger Corp., expiring
6/17/2027 *(c) 73,638 7,364
Figure Acquisition Corp. I,
expiring 12/31/2027 (2)*(c) 29,700 5,346
Financial Strategies
Acquisition Corp., expiring
3/31/2028 *(c) 131,193 9,184
FinServ Acquisition Corp. II,
expiring 2/17/2026 *(c) 20,791 3,327
Fintech Acquisition Corp. V,
expiring 10/31/2025 *(c) 33,727 3,035
FinTech Acquisition Corp. VI,
expiring 12/31/2027 (2)*(c) 37,676 5,275
Fintech Ecosystem
Development Corp., expiring
12/31/2028 *(c) 5,365 537
First Light Acquisition Group,
Inc., expiring 10/7/2023 *(c) 20,232 1,821
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 (2)*(c) 20,625 2,065
Flame Acquisition Corp.,
expiring 12/31/2028 *(c) 65,866 10,539
Focus Impact Acquisition
Corp., expiring 4/23/2023 *(c) 50,975 4,078
Forest Road Acquisition
Corp. II, expiring 1/15/2026
(2)*(c) 16,622 4,985
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 *(c) 22,283 2,850
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
*(c) 15,939 2,869
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028
*(c) 36,166 6,727
Fortune Rise Acquisition
Corp., expiring 11/26/2023
*(c) 49,324 7,339
Forum Merger IV Corp.,
expiring 12/31/2027 *(c) 117,500 26,120
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 (2)*(c) 34,500 1,725
FTAC Emerald Acquisition
Corp., expiring 8/22/2028 *(c) 118,863 19,018
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026
(3)*(c)(e) 44,034 8,807
FTAC Zeus Acquisition Corp.,
expiring 12/31/2027 *(c) 127,515 20,402
Fusion Acquisition Corp. II,
expiring 12/31/2027 *(c) 27,666 2,628
Future Health ESG Corp.,
expiring 2/19/2023 *(c) 45,911 13,314
FutureTech II Acquisition
Corp., expiring 2/16/2027 *(c) 38,964 3,503
G&P Acquisition Corp.,
expiring 3/5/2027 (2)*(c) 161,666 14,550
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 *(c) 8,207 984
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 *(c) 52,651 5,265
Genesis Unicorn Capital
Corp., expiring 6/30/2026 *(c) 67,549 9,119
GigCapital5, Inc., expiring
12/31/2028 (2)*(c) 123,100 8,358
GigInternational1, Inc.,
expiring 12/31/2028 *(c) 149,500 8,223
Gladstone Acquisition Corp.,
expiring 12/31/2027 *(c) 69,500 18,946
Glass Houses Acquisition
Corp., expiring 12/31/2027
*(c) 68,833 8,356
Glenfarne Merger Corp.,
expiring 12/31/2027 *(c) 54,888 9,880
Global Blockchain Acquisition
Corp., expiring 5/10/2027 *(c) 161,196 9,672
Global Consumer Acquisition
Corp., expiring 12/31/2027
(2)*(c) 106,500 20,235
Globalink Investment, Inc.,
expiring 12/3/2026 *(c) 74,843 3,248
GO Acquisition Corp.,
expiring 8/31/2027 *(c) 178,273 107

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Goal Acquisitions Corp.,
expiring 2/11/2026 *(c) 84,630 8,040
Golden Arrow Merger Corp.,
expiring 7/31/2026 (2)*(c) 131,733 10,539
Golden Falcon Acquisition
Corp., expiring 11/4/2026 *(c) 64,925 5,993
Goldenstone Acquisition Ltd.,
expiring 6/21/2026 *(c) 32,200 2,576
Good Works II Acquisition
Corp., expiring 2/1/2028 *(c) 126,000 5,670
Gores Holdings IX, Inc.,
expiring 1/14/2029 (2)*(c) 552,098 270,528
Gores Holdings VII, Inc.,
expiring 12/31/2027 *(c) 10,416 4,688
Gores Holdings VIII, Inc.,
expiring 12/31/2027 (2)*(c) 10,416 5,833
Gores Technology Partners II,
Inc., expiring 12/31/2027 *(c) 25,404 10,162
Gores Technology Partners,
Inc., expiring 12/31/2027
(2)*(c) 16,560 8,611
Graf Acquisition Corp. IV,
expiring 5/31/2028 *(c) 73,000 18,980
Group Nine Acquisition Corp.,
expiring 1/14/2026 *(c) 27,604 4,141
GSR II Meteora Acquisition
Corp., expiring 7/22/2023
(2)*(c) 244,186 22,001
GX Acquisition Corp. II,
expiring 12/31/2028 (2)*(c) 137,666 19,273
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 *(c) 27,583 2,372
Hawks Acquisition Corp.,
expiring 1/29/2023 *(c) 37,175 5,948
Health Assurance Acquisition
Corp., expiring 11/12/2025
*(c) 95,166 12,828
Healthcare Services
Acquisition Corp., expiring
12/31/2027 *(c) 55,650 5,565
Healthwell Acquisition Corp. I,
expiring 8/5/2028 (2)*(c) 139,600 25,868
Heartland Media Acquisition
Corp., expiring 10/21/2027
*(c) 200,423 29,182
Hennessy Capital Investment
Corp. V, expiring 1/11/2026
*(c) 20,630 4,002
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
(2)*(c) 232,490 60,447
HNR Acquisition Corp.,
expiring 7/29/2028 (3)*(c)(e) 49,014 4,901
Home Plate Acquisition
Corp., expiring 3/3/2023
(3)*(c)(e) 20,508 3,683
Hudson Executive Investment
Corp. II, expiring 1/31/2027
(2)*(c) 20,775 2,493
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Hudson Executive Investment
Corp. III, expiring 12/31/2028
(2)*(c) 41,333 4,323
HumanCo Acquisition Corp.,
expiring 12/31/2027 *(c) 33,563 3,836
IG Acquisition Corp., expiring
10/5/2027 *(c) 182,500 24,528
Ignyte Acquisition Corp.,
expiring 12/31/2027 (3)*(c)(e) 17,500 3,675
Inception Growth Acquisition
Ltd., expiring 10/15/2026 *(c) 56,259 6,470
Industrial Human Capital,
Inc., expiring 12/31/2028 *(c) 89,858 3,599
Industrial Tech Acquisitions
II, Inc., expiring 12/31/2028
(2)*(c) 63,004 9,451
Insight Acquisition Corp.,
expiring 2/11/2023 *(c) 25,170 4,528
INSU Acquisition Corp. III,
expiring 12/31/2026 *(c) 24,733 2,211
Integral Acquisition Corp. 1,
expiring 12/14/2028 *(c) 53,808 7,017
Integrated Rail and
Resources Acquisition Corp.,
expiring 5/21/2023 *(c) 54,219 15,724
Intelligent Medicine
Acquisition Corp., expiring
1/13/2023 *(c) 62,785 8,162
InterPrivate II Acquisition
Corp., expiring 12/31/2028
*(c) 16,500 1,650
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(c)(e) 16,500 6,765
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 *(c) 16,600 4,150
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 *(c) 64,666 2,140
Jackson Acquisition Co.,
expiring 12/31/2028 *(c) 183,961 27,594
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 *(c) 34,250 12,333
JOFF Fintech Acquisition
Corp., expiring 12/31/2027
(2)*(c) 27,727 3,050
Juniper II Corp., expiring
12/31/2028 *(c) 53,808 10,224
Jupiter Acquisition Corp.,
expiring 8/25/2022 *(c) 105,000 15,750
Kadem Sustainable Impact
Corp., expiring 3/16/2026 *(c) 151,547 15,882
Kimbell Tiger Acquisition
Corp., expiring 9/15/2028 *(c) 185,772 33,439
Kingswood Acquisition Corp.,
expiring 5/1/2027 *(c) 112,062 7,844
KINS Technology Group, Inc.,
expiring 12/31/2025 *(c) 78,500 9,420

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
KKR Acquisition Holdings I
Corp., expiring 12/31/2027
*(c) 31,000 11,160
KL Acquisition Corp., expiring
1/12/2028 (2)*(c) 26,355 3,948
KludeIn I Acquisition Corp.,
expiring 7/8/2027 *(c) 28,833 2,275
KnightSwan Acquisition
Corp., expiring 7/21/2028
(3)*(c)(e) 167,019 20,059
Landcadia Holdings IV, Inc.,
expiring 12/31/2028 (2)*(c) 84,500 27,040
Larkspur Health Acquisition
Corp., expiring 12/20/2026
*(c) 39,393 4,294
LAVA Medtech Acquisition
Corp., expiring 4/1/2023
(2)*(c) 31,732 3,494
Learn CW Investment Corp.,
expiring 12/31/2028 *(c) 13,352 1,068
Lefteris Acquisition Corp.,
expiring 10/23/2025 *(c) 185,333 18,533
Legato Merger Corp. II,
expiring 2/5/2023 *(c) 77,207 19,302
LF Capital Acquisition Corp.
II, expiring 1/7/2026 *(c) 54,396 5,445
Liberty Media Acquisition
Corp., expiring 12/31/2027
*(c) 5,355 2,570
LightJump Acquisition Corp.,
expiring 12/31/2027 *(c) 27,000 1,620
Lionheart III Corp., expiring
3/19/2023 *(c) 44,840 7,623
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 (2)*(c) 54,710 14,772
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028 *(c) 17,760 3,112
LMF Acquisition
Opportunities, Inc., expiring
1/31/2027 *(c) 27,333 3,075
Logistics Innovation
Technologies Corp., expiring
6/15/2028 *(c) 81,857 13,097
Longview Acquisition Corp. II,
expiring 5/10/2026 *(c) 37,000 4,810
Lux Health Tech Acquisition
Corp., expiring 11/30/2027
*(c) 166,857 24,978
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
(2)*(c) 413,333 41,375
M3-Brigade Acquisition III
Corp., expiring 5/11/2023
(2)*(c) 149,671 17,961
Mana Capital Acquisition
Corp., expiring 12/1/2026 *(c) 19,524 3,124
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(c) 113,500 11,339
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Marblegate Acquisition Corp.,
expiring 12/9/2022 *(c) 573,387 57,339
Mason Industrial Technology,
Inc., expiring 12/31/2027 *(c) 50,518 7,062
Maxpro Capital Acquisition
Corp., expiring 1/22/2023 *(c) 9,347 888
McLaren Technology
Acquisition Corp., expiring
3/3/2023 (2)*(c) 89,681 10,529
MDH Acquisition Corp.,
expiring 2/2/2028 *(c) 42,000 3,528
MedTech Acquisition Corp.,
expiring 12/18/2025 *(c) 45,166 3,794
Mercato Partners Acquisition
Corp., expiring 12/28/2026
(2)*(c) 71,745 10,755
Metal Sky Star Acquisition
Corp., expiring 4/1/2027
(2)*(c) 103,342 8,267
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 *(c) 40,202 3,015
Mission Advancement Corp.,
expiring 12/31/2028 *(c) 37,000 3,053
Monterey Bio Acquisition
Corp., expiring 6/7/2023 *(c) 8,700 826
Monument Circle Acquisition
Corp., expiring 12/31/2027
*(c) 41,375 3,724
Mount Rainier Acquisition
Corp., expiring 12/4/2022
(2)*(c) 84,937 12,732
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027
*(c) 119,007 33,334
Murphy Canyon Acquisition
Corp., expiring 2/3/2027 *(c) 97,859 9,786
Music Acquisition Corp.
(The), expiring 2/5/2028 *(c) 23,325 2,076
Nabors Energy Transition
Corp., expiring 11/17/2026
*(c) 127,094 33,044
New Providence Acquisition
Corp. II, expiring 12/31/2027
(2)*(c) 41,859 5,860
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(c) 88,000 11,440
NewHold Investment Corp. II,
expiring 10/21/2023 *(c) 67,366 13,473
NightDragon Acquisition
Corp., expiring 12/31/2027
*(c) 16,666 4,500
North Mountain Merger
Corp., expiring 9/16/2025 *(c) 77,010 7,709
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
(2)*(c) 57,500 18,975
Northern Lights Acquisition
Corp., expiring 12/2/2022 *(c) 45,666 10,503

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Northern Star Investment
Corp. II, expiring 1/31/2028
*(c) 16,500 1,679
Northern Star Investment
Corp. III, expiring 2/25/2028
(2)*(c) 13,777 3,036
Northern Star Investment
Corp. IV, expiring 12/31/2027
*(c) 13,777 2,618
NorthView Acquisition Corp.,
expiring 8/2/2027 *(c) 77,299 8,503
Nubia Brand International
Corp., expiring 11/16/2026
*(c) 142,150 15,565
OCA Acquisition Corp.,
expiring 12/31/2027 *(c) 55,769 2,794
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(c) 104,000 10,400
OmniLit Acquisition Corp.,
expiring 11/8/2026 *(c) 40,496 4,860
One Equity Partners Open
Water I Corp., expiring
12/31/2027 *(c) 27,441 3,194
OPY Acquisition Corp. I,
expiring 4/8/2023 *(c) 41,286 10,317
Orion Acquisition Corp.,
expiring 2/19/2026 *(c) 20,833 1,779
Osiris Acquisition Corp.,
expiring 5/1/2028 *(c) 254,000 49,352
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 *(c) 41,500 5,312
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
(2)*(c) 206,644 20,664
Parabellum Acquisition Corp.,
expiring 3/26/2023 *(c) 24,278 3,156
Parsec Capital Acquisitions
Corp., expiring 1/8/2023
(2)*(c) 12,741 1,705
Periphas Capital Partnering
Corp., expiring 12/10/2028
*(c) 19,041 8,549
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 *(c) 22,500 9,677
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 *(c) 106,172 10,628
PHP Ventures Acquisition
Corp., expiring 12/4/2023 *(c) 14,700 1,122
Pine Island Acquisition Corp.,
expiring 10/29/2027 *(c) 190,333 57,043
Pine Technology Acquisition
Corp., expiring 3/31/2028
(2)*(c) 213,333 19,733
Pivotal Investment Corp. III,
expiring 12/31/2027 (2)*(c) 16,566 1,844
PMV Consumer Acquisition
Corp., expiring 8/31/2027 *(c) 146,000 16,060
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Pono Capital Corp., expiring
12/16/2022 (2)*(c) 89,775 5,467
Population Health Investment
Co., Inc., expiring 10/1/2025
*(c) 38,400 3,840
Post Holdings Partnering
Corp., expiring 2/9/2023 *(c) 64,630 17,780
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 *(c) 159,558 30,316
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(c) 226,462 27,175
Priveterra Acquisition Corp.,
expiring 12/31/2027 *(c) 31,100 4,668
Progress Acquisition Corp.,
expiring 12/31/2027 *(c) 41,500 4,461
PROOF Acquisition Corp. I,
expiring 12/3/2028 *(c) 75,432 7,543
Property Solutions Acquisition
Corp. II, expiring 3/1/2026
*(c) 74,100 5,409
PropTech Investment Corp. II,
expiring 12/31/2027 (2)*(c) 57,659 5,766
PWP Forward Acquisition
Corp. I, expiring 3/9/2026
(2)*(c) 32,333 5,820
Recharge Acquisition Corp.,
expiring 10/5/2027 *(c) 139,000 9,716
Redwoods Acquisition Corp.,
expiring 3/15/2027 *(c) 74,885 5,242
Relativity Acquisition Corp.,
expiring 2/11/2027 (2)*(c) 89,748 8,077
Revolution Healthcare
Acquisition Corp., expiring
12/31/2028 *(c) 16,506 4,127
RF Acquisition Corp., expiring
5/1/2028 *(c) 114,573 10,312
Riverview Acquisition Corp.,
expiring 4/8/2023 *(c) 105,000 103,446
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 (2)*(c) 27,555 2,755
Roth Ch Acquisition IV Co.,
expiring 1/9/2023 (2)*(c) 49,182 10,328
Roth CH Acquisition V Co.,
expiring 12/10/2026 *(c) 14,143 2,546
RXR Acquisition Corp.,
expiring 3/8/2026 (3)*(c)(e) 18,500 2,777
Sanaby Health Acquisition
Corp. I, expiring 7/30/2028
*(c) 32,192 3,702
Sandbridge X2 Corp.,
expiring 12/31/2027 (2)*(c) 27,500 2,203
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 *(c) 31,865 6,688
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 *(c) 27,494 2,491

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 *(c) 41,562 3,283
Seaport Calibre Materials
Acquisition Corp., expiring
1/19/2023 *(c) 22,683 3,176
Seaport Global Acquisition II
Corp., expiring 11/1/2023 *(c) 40,848 10,212
Senior Connect Acquisition
Corp. I, expiring 12/31/2027
*(c) 78,500 5,495
Shelter Acquisition Corp. I,
expiring 12/31/2027 *(c) 98,333 17,700
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 *(c) 108,870 14,153
Sierra Lake Acquisition Corp.,
expiring 3/31/2028 *(c) 40,505 4,832
Signal Hill Acquisition Corp.,
expiring 2/11/2027 (2)*(c) 44,930 6,066
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 *(c) 20,000 1,200
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 *(c) 16,600 3,058
Sizzle Acquisition Corp.,
expiring 3/12/2026 (2)*(c) 35,872 4,305
Social Leverage Acquisition
Corp. I, expiring 12/31/2027
*(c) 20,666 3,100
Software Acquisition Group,
Inc. III, expiring 12/31/2027
*(c) 92,500 21,275
Southport Acquisition Corp.,
expiring 5/24/2028 *(c) 182,986 25,563
Spindletop Health Acquisition
Corp., expiring 12/31/2028
(2)*(c) 62,776 6,905
SportsMap Tech Acquisition
Corp., expiring 9/1/2027 *(c) 64,363 10,298
SportsTek Acquisition Corp.,
expiring 12/31/2027 *(c) 68,700 2,755
Springwater Special
Situations Corp., expiring
4/12/2026 *(c) 20,106 5,789
Stratim Cloud Acquisition
Corp., expiring 3/5/2026
(2)*(c) 148,000 13,320
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 *(c) 41,836 3,242
Tailwind Acquisition Corp.,
expiring 9/7/2027 *(c) 313,280 31,547
Tastemaker Acquisition Corp.,
expiring 12/31/2025 *(c) 72,083 5,702
TCW Special Purpose
Acquisition Corp., expiring
12/31/2028 *(c) 136,813 30,099
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.3% (continued)
Tech and Energy Transition
Corp., expiring 12/31/2027
*(c) 123,333 18,500
TG Venture Acquisition Corp.,
expiring 8/13/2023 *(c) 215,235 25,828
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 *(c) 16,818 3,868
Thunder Bridge Capital
Partners IV, Inc., expiring
3/12/2023 *(c) 64,400 17,388
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
*(c) 16,633 2,179
TLG Acquisition One Corp.,
expiring 1/25/2028 *(c) 27,727 2,218
Trajectory Alpha Acquisition
Corp., expiring 12/31/2027
*(c) 54,960 5,903
Tribe Capital Growth Corp. I,
expiring 3/5/2026 *(c) 63,888 8,625
Tuscan Holdings Corp. II,
expiring 7/16/2025 (2)*(c) 95,000 15,200
Twelve Seas Investment Co.
II, expiring 3/2/2028 *(c) 32,933 2,635
USHG Acquisition Corp.,
expiring 12/31/2028 *(c) 27,533 10,837
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 (2)*(c) 31,400 6,905
Velocity Acquisition Corp.,
expiring 2/26/2027 (2)*(c) 27,541 2,757
Viscogliosi Brothers
Acquisition Corp., expiring
3/18/2027 (3)*(c)(e) 26,480 3,969
Vision Sensing Acquisition
Corp., expiring 3/24/2023 *(c) 38,412 3,841
VMG Consumer Acquisition
Corp., expiring 7/3/2023
(2)*(c) 90,393 13,559
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 (2)*(c) 26,666 5,333
Warburg Pincus Capital Corp.
I-B, expiring 3/9/2026 *(c) 12,000 3,240
Warrior Technologies
Acquisition Co., expiring
3/31/2028 *(c) 41,416 2,129
Western Acquisition Ventures
Corp., expiring 1/12/2027 *(c) 67,539 7,429
Williams Rowland Acquisition
Corp., expiring 12/25/2022
*(c) 115,833 9,846
Zimmer Energy Transition
Acquisition Corp., expiring
5/14/2023 *(c) 160,666 51,413
Z-Work Acquisition Corp.,
expiring 1/4/2026 *(c) 27,555 3,858
4,336,204

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Consumer Finance - 0.0% (a)
Moneylion , Inc., expiring
9/22/2026 * 132,375 22,636
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 168,966 197,690
Diversified Telecommunication Services - 0.0% (a)
Starry Group Holdings, Inc.,
expiring 9/26/2025 * 7,044 2,905
Electrical Equipment - 0.0% (a)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 112,983 30,935
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
(2)* 15,293 24,316
55,251
Electronic Equipment, Instruments & Components - 0.0% (a)
Arbe Robotics Ltd., expiring
10/7/2026 (Israel) * 23,560 17,140
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 104,990 184,783
Velodyne Lidar, Inc., expiring
9/29/2025 * 107,241 52,537
254,460
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 309,961 61,527
Health Care Providers & Services - 0.1%
DocGo , Inc., expiring
10/2/2027 * 63,364 105,818
MSP Recovery, Inc., expiring
2/14/2026 * 253,704 535,315
641,133
Hotels, Restaurants & Leisure - 0.0% (a)
Codere Online Luxembourg
SA, expiring 12/30/2026
(Luxembourg) (2)* 5,122 1,588
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 117,959 15,335
16,923
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 182,824 38,448
Household Products - 0.0% (a)
Greenrose Holding Co., Inc.
(The), expiring 8/11/2026 (2)* 23,556 3,062
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 194,013 97,045
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(e) 124,500 4,353
101,398
Interactive Media & Services - 0.0% (a)
Leafly Holdings, Inc., expiring
11/7/2026 * 38,977 26,504
Internet & Direct Marketing Retail - 0.0% (a)
BARK, Inc., expiring
8/29/2025 * 171,976 32,675
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 *(b) 132,403 4,502
Verra Mobility Corp., expiring
10/17/2023 (2)* 61,433 311,465
315,967
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 269,620 20,222
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 83,767 28,481
NextDecade Corp., expiring
7/24/2022 * 546,520 6,176
NextDecade Corp., expiring
7/24/2022 * 493,203 5,573
Sitio Royalties Corp., expiring
8/23/2023 * 334,620 63,578
103,808
Pharmaceuticals - 0.0% (a)
4d pharma plc, expiring
3/9/2026 (United Kingdom)
(2)* 55,653 2,460
Biote Corp., expiring
2/12/2027 * 8,882 3,816
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 55,839 10,057
16,333
Real Estate Management & Development - 0.0% (a)
Doma Holdings, Inc., expiring
7/28/2026 * 44,068 5,092
Offerpad Solutions, Inc.,
expiring 9/1/2026 * 36,475 9,363
14,455

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Software - 0.0% (a)
GTY Technology Holdings,
Inc., expiring 2/19/2024 (2)* 127,944 81,884
NextNav , Inc., expiring
10/28/2026 * 61,246 26,336
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 256,123 20,490
Rimini Street, Inc., expiring
10/22/2022 (3)*(e) 268,367 2,683
SoundHound AI, Inc., expiring
12/31/2027 * 7,031 1,798
133,191
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 40,739 1,507
Technology Hardware, Storage & Peripherals - 0.0% (a)
CompoSecure , Inc., expiring
10/31/2025 * 123,870 90,425
Transportation Infrastructure - 0.0% (a)
Sky Harbour Group Corp.,
expiring 10/21/2025 * 11,448 5,152
TOTAL WARRANTS
(Cost $1,889,298) 6,733,490
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(e)(f) 12,969 –
DEMC Ltd., Class A-2 (acquired
3/10/2016 - 12/18/2018, Cost
$369,930) (3)*(e)(f) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
8/6/2019 - 7/16/2021, Cost
$293,744) (3)*(e)(f) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
1/31/2022, Cost $4,032) (3)*(e)(f) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(e)(f) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(e)(f) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(e)(f) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(e)(f) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $797,403) –
UNITS - 0.3%
Capital Markets - 0.3%
Ackrell Spac Partners I Co. (2)*(c)
1 10
Ackrell Spac Partners I Co. *(c)
73,574 757,077
Acri Capital Acquisition Corp. *(c)
54,996 548,860
Alset Capital Acquisition Corp. *(c)
1 10
Atlantic Coastal Acquisition Corp.
II (2)*(c) 1 10
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.3% (continued)
Banyan Acquisition Corp. (2)*(c)
1 10
byNordic Acquisition Corp.
(Sweden) *(c) 1 10
C5 Acquisition Corp. *(c)
1 10
CF Acquisition Corp. VII (2)*(c)
1 10
Clean Earth Acquisitions Corp. *(c)
1 10
Feutune Light Acquisition Corp. *(c)
94,079 940,790
FG Merger Corp. *(c)
1 10
Gores Holdings IX, Inc. (2)*(c)
1 10
HumanCo Acquisition Corp. (2)*(c)
61,724 609,833
Kimbell Tiger Acquisition Corp. *(c)
1 10
Larkspur Health Acquisition Corp.
(2)*(c) 2 20
Monterey Capital Acquisition Corp.
*(c) 71,394 711,084
PowerUp Acquisition Corp. *(c)
1 10
Prime Number Acquisition I Corp.
*(c) 35,700 357,000
Signal Hill Acquisition Corp. (2)*(c)
1 10
Yotta Acquisition Corp. *(c)
68,693 686,930
TOTAL UNITS
(Cost $4,594,932) 4,611,724
SHARES
SHORT-TERM INVESTMENTS - 50.8%
INVESTMENT COMPANIES - 25.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 1.11%
(h)( i ) 5,646,576 5,646,576
Limited Purpose Cash Investment
Fund, 1.15% (h)(j) 357,696,038 357,409,881
TOTAL INVESTMENT COMPANIES
(Cost $363,139,649) 363,056,457
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.0%
U.S. Treasury Bills
0.28%, 7/14/2022 (2)(k) $ 46,101,000 46,083,266
0.38%, 7/28/2022 (2)(k) 12,272,000 12,262,083
0.53%, 8/4/2022 (2)(k)(l) 34,509,000 34,470,460
0.77%, 8/18/2022 (2)(k)(l) 11,143,000 11,123,227
0.87%, 9/22/2022 (2)(k)(l) 60,809,000 60,581,061
1.06%, 9/29/2022 (2)(k)(l) 60,715,000 60,466,068
1.12%, 10/6/2022 (2)(b)(k)(l) 65,284,000 64,977,927
1.23%, 10/13/2022 (2)(k)(l) 20,288,000 20,178,678
1.39%, 11/10/2022 (2)(k)(l) 12,487,000 12,394,616
1.54%, 11/25/2022 (2)(k)(l) 13,336,000 13,225,456
1.59%, 12/1/2022 (2)(k)(l) 14,168,000 14,035,303
1.72%, 12/8/2022 (2)(k)(l) 3,352,000 3,318,365
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $353,611,921) 353,116,510
TOTAL SHORT-TERM INVESTMENTS
(Cost $716,751,570) 716,172,967
TOTAL LONG POSITIONS
(Cost $1,483,976,651) 1,420,066,230

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (4.4)%
COMMON STOCKS - (3.9)%
Aerospace & Defense - (0.1)%
Virgin Galactic Holdings, Inc. * (147,774) (889,599)
Airlines – (0.0) % (a)
JetBlue Airways Corp. * (29,512) (247,015)
Auto Components – (0.0) % (a)
Luminar Technologies, Inc. * (41,937) (248,686)
Automobiles – (0.0) % (a)
Arrival SA (Luxembourg) * (26,662) (42,126)
Biotechnology - (0.3)%
Inovio Pharmaceuticals, Inc. *
(33,834) (58,533)
Ironwood Pharmaceuticals, Inc. *
(52,686) (607,470)
PTC Therapeutics, Inc. *
(85,957) (3,443,437)
(4,109,440)
Capital Markets – (0.0) %
Penson Worldwide, Inc. (3)*(e) (212,307) –
Chemicals – (0.0) % (a)
Danimer Scientific, Inc. * (74,711) (340,682)
Communications Equipment - (0.4)%
Infinera Corp. *
(233,728) (1,252,782)
Lumentum Holdings, Inc. *
(52,304) (4,153,984)
(5,406,766)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A * (109,188) (820,002)
Diversified Consumer Services – (0.0) % (a)
2U, Inc. * (24,310) (254,526)
Diversified Telecommunication Services - (0.2)%
Bandwidth, Inc., Class A *
(2,036) (38,318)
TELUS Corp. (Canada)
(96,677) (2,153,301)
(2,191,619)
Electrical Equipment - (0.2)%
Array Technologies, Inc. * (280,930) (3,093,039)
Energy Equipment & Services – (0.0) % (a)
Helix Energy Solutions Group,
Inc. * (3,216) (9,970)
Entertainment – (0.0) % (a)
Sea Ltd., ADR (Singapore) * (934) (62,447)
Health Care Equipment & Supplies - (0.5)%
Cutera , Inc. *
(131,929) (4,947,338)
Novocure Ltd. *
(3,609) (250,825)
Varex Imaging Corp. *
(97,628) (2,088,263)
(7,286,426)
Health Care Providers & Services – (0.0) % (a)
Guardant Health, Inc. * (11,841) (477,666)
Health Care Technology – (0.0) % (a)
Health Catalyst, Inc. * (23,767) (344,384)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (0.2)%
Airbnb, Inc., Class A *
(5,818) (518,267)
DraftKings , Inc., Class A *
(11,690) (136,422)
MakeMyTrip Ltd. (India) *
(32,482) (834,138)
Norwegian Cruise Line Holdings
Ltd. * (160,491) (1,784,660)
(3,273,487)
Household Durables – (0.0) % (a)
GoPro, Inc., Class A * (59,227) (327,525)
Interactive Media & Services - (0.1)%
Eventbrite, Inc., Class A *
(79,548) (816,958)
Snap, Inc., Class A *
(47,152) (619,106)
(1,436,064)
Internet & Direct Marketing Retail - (0.4)%
Etsy, Inc. *
(14,561) (1,066,011)
Farfetch Ltd., Class A (United
Kingdom) * (138,771) (993,600)
Fiverr International Ltd. *
(1,061) (36,488)
Groupon, Inc. *
(4,391) (49,618)
Porch Group, Inc. *
(2,889) (7,396)
Xometry , Inc., Class A *
(89,590) (3,039,789)
(5,192,902)
IT Services – (0.0) % (a)
Edgio , Inc. *
(11,518) (26,607)
Fastly , Inc., Class A *
(781) (9,067)
Shift4 Payments, Inc., Class A *
(15,095) (499,041)
(534,715)
Machinery - (0.3)%
Greenbrier Cos., Inc. (The) (96,513) (3,473,503)
Media - (0.4)%
Cable One, Inc.
(314) (404,846)
DISH Network Corp., Class A *
(12,661) (227,012)
Paramount Global, Class A
(104,295) (2,843,082)
TechTarget , Inc. *
(30,842) (2,026,936)
(5,501,876)
Metals & Mining – (0.0) % (a)
Ivanhoe Mines Ltd., Class A
(Canada) * (40,116) (230,935)
Oil, Gas & Consumable Fuels - (0.1)%
Scorpio Tankers, Inc. (Monaco) (19,617) (676,983)
Pharmaceuticals - (0.3)%
Innoviva , Inc. * (256,448) (3,785,173)
Real Estate Management & Development - (0.1)%
Anywhere Real Estate, Inc. *
(55,916) (549,654)
Opendoor Technologies, Inc. *
(53,459) (251,792)
Redfin Corp. *
(1,888) (15,557)
(817,003)
Road & Rail – (0.0) % (a)
Lyft, Inc., Class A * (38,389) (509,806)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $269,061,879. In addition,
$5,477,917 of cash collateral was pledged.
(c) Special Purpose Acquisition Company.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $130,715,293, which represents approximately 9.27% of net assets of the fund.
(e) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $874,005, which represents approximately 0.06% of net assets of the fund.
(f) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at June 30, 2022 amounted to $275,539, which represents approximately 0.02% of net assets of the fund.
(g) Defaulted security.
(h) Represents 7-day effective yield as of June 30, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended June 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
Software - (0.1)%
Confluent, Inc., Class A *
(10,483) (243,625)
Coupa Software, Inc. *
(1,469) (83,880)
Five9, Inc. *
(6,675) (608,359)
InterDigital , Inc.
(4,664) (283,571)
Marathon Digital Holdings, Inc. *
(1,620) (8,651)
NortonLifeLock , Inc.
(18,954) (416,230)
Splunk , Inc. *
(2,716) (240,257)
Veritone , Inc. *
(2,488) (16,247)
(1,900,820)
Technology Hardware, Storage & Peripherals - (0.1)%
3D Systems Corp. * (61,933) (600,750)
TOTAL COMMON STOCKS
(Proceeds $(75,117,713)) (54,085,935)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.5)%
Hotels, Restaurants & Leisure - (0.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (7,432,560)
TOTAL SHORT POSITIONS
(Proceeds $(82,159,723)) (61,518,495)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.4%
(Cost $1,401,816,928) 1,358,547,735
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.6% (m) 50,868,616
NET ASSETS - 100.0% 1,409,416,351
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 50,697,880 3.6%
Consumer Discretionary 51,463,697 3.7
Consumer Staples 17,904,724 1.3
Energy 3,169,228 0.2
Financials 361,720,025 25.7
Health Care 39,921,662 2.8
Industrials 29,930,671 2.1
Information Technology 59,640,665 4.2
Materials 10,212,129 0.7
Real Estate 7,356,305 0.5
Utilities 10,357,782 0.8
Investment Companies 363,056,457 25.8
U.S. Treasury Obligations 353,116,510 25.0
Total Investments In Securities
At Value 1,358,547,735 96.4
Other Assets in Excess of
Liabilities (m) 50,868,616 3.6
Net Assets
$ 1,409,416,351 100.0%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2022
Shares
Held At
6/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 25.4%
INVESTMENT COMPANIES - 25.4%
Limited Purpose
Cash Investment
Fund,
1.15% (a)
(Cost $357,493,073) $382,197,517 $718,913,963 $(743,518,171) $(100,202) $(83,226) $357,409,881 357,696,038 $691,157 $84
(a) Represents 7-day effective yield as of June 30, 2022.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
38.V2 5.00 % Quarterly 6/20/2027 5.76 % USD 87,325,000 $ (2,868,352) $ 5,272,207 $ 2,403,855
$ (2,868,352) $ 5,272,207 $ 2,403,855
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 39 9/2022 USD $ 7,389,525 $ (444,728)
(444,728)
Short Contracts
S&P 500 E-Mini Index (151) 9/2022 USD (28,610,725) 690,629
U.S. Treasury 10 Year Note (143) 9/2022 USD (16,925,391) 171,270
U.S. Treasury 5 Year Note (1,191) 9/2022 USD (133,559,484) 766,748
1,628,647
$ 1,183,919

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 11,851,624 CAD 15,185,722 CITI 9/21/2022 $ 52,443
USD 11,612,587 CAD 14,878,237 JPMC 9/21/2022 52,320
USD 2,114,002 EUR 1,979,571 CITI 9/21/2022 27,590
USD 2,113,996 EUR 1,979,568 JPMC 9/21/2022 27,586
USD 13,445,847 SEK 134,553,962 CITI 9/21/2022 248,037
USD 2,769,232 SEK 27,527,670 JPMC 9/21/2022 69,163
Total unrealized appreciation 477,139
CAD 419,013 USD 327,086 CITI 9/21/2022 (1,516)
EUR 1,574,933 USD 1,676,225 CITI 9/21/2022 (16,289)
EUR 1,232,093 USD 1,311,337 JPMC 9/21/2022 (12,745)
USD 5,990,250 CAD 7,724,531 CITI 9/21/2022 (11,646)
USD 3,853,271 CAD 4,959,413 JPMC 9/21/2022 (152)
USD 656,521 EUR 625,633 CITI 9/21/2022 (2,880)
USD 296,731 EUR 282,794 JPMC 9/21/2022 (1,327)
USD 2,344,856 SEK 23,908,936 CITI 9/21/2022 (267)
Total unrealized depreciation (46,822)
Net unrealized appreciation $ 430,317
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
14-32 months
maturity ranging
from 01/25/2023
- 07/11/2024 $127,855 $14,623 $88,810 $103,433
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the SONIA plus
or minus a specified spread
(0.03%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
03/16/2027 $1,688,211 $37,410 $(10,067) $27,343

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
55-57 months
maturity ranging
from 12/29/2026
- 02/17/2027 $2,595,272 $(326,000) $81,377 $(244,623)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.05% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 09/06/2024
- 10/15/2026 $8,143,228 $(2,871,156) $538,013 $(2,333,143)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $146,031 $2,180 $(9,243) $(7,063)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025 $279,268,186 $(56,638,146) $8,821,222 $(47,816,924)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Canada
Canadian Solar, Inc., 2.50%, 10/1/2025 3,450,000 3,697,420 (226,717) 0.5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 5,874,648 (1,123,518) 2.3
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 5,691,044 (1,859,566) 3.9
Alteryx , Inc., 1.00%, 8/1/2026 3,610,000 2,872,274 (905,577) 1.9
American Airlines Group, Inc., 6.50%, 7/1/2025 15,500,000 16,789,298 (5,073,000) 10.6
Artivion , Inc., 4.25%, 7/1/2025 1,950,000 2,115,262 79,400 (0.2)
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,490,465 (2,689,354) 5.6
Blackline, Inc., 0.00%, 3/15/2026 9,550,000 7,563,600 (1,485,025) 3.1
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,809,200 (1,420,575) 3.0
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 7,523,000 5,937,405 (1,449,135) 3.0
Chegg , Inc., 0.00%, 9/1/2026 12,745,000 9,412,182 (5,014,762) 10.5
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 4,979,184 (3,844,667) 8.0
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 4,809,062 (1,331,688) 2.8
Dropbox, Inc., 0.00%, 3/1/2026 4,395,000 3,957,698 (586,731) 1.2
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 8,155,682 (3,120,275) 6.5
Exact Sciences Corp., 0.38%, 3/15/2027 2,650,000 1,934,104 (924,651) 1.9
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 8,500,000 8,360,166 41,197 (0.1)
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,856,586 383,318 (0.8)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,379,433 (1,323,562) 2.8
Inotiv , Inc., 3.25%, 10/15/2027 4,750,000 2,915,774 (2,604,524) 5.4
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 5,400,000 5,835,541 (681,044) 1.4
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/2051 2,550,000 1,609,085 (884,249) 1.8
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/2026 11,950,000 10,405,268 (2,081,574) 4.4
Magnite , Inc., 0.25%, 3/15/2026 7,450,000 5,406,716 (1,074,426) 2.2
MannKind Corp., 2.50%, 3/1/2026 3,125,000 3,163,641 (506,650) 1.1
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 7,236,500 (2,746,283) 5.7
Okta , Inc., 0.38%, 6/15/2026 6,120,000 5,092,843 (139,937) 0.3
Opendoor Technologies, Inc., 0.25%, 8/15/2026 6,750,000 3,838,017 (1,814,765) 3.8
PetIQ , Inc., 4.00%, 6/1/2026 2,975,000 2,844,929 (1,419,799) 3.0
PROS Holdings, Inc., 2.25%, 9/15/2027 5,425,000 4,912,898 (1,893,915) 4.0
Prospect Capital Corp., 6.38%, 3/1/2025 2,443,000 2,548,072 77,691 (0.2)
Redfin Corp., 0.00%, 10/15/2025 8,050,000 4,713,053 (3,453,672) 7.2
RingCentral, Inc., 0.00%, 3/15/2026 4,475,000 3,360,725 (971,523) 2.0
Splunk , Inc., 1.13%, 6/15/2027 5,725,000 4,725,941 (1,575,421) 3.3
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,101,000 (1,179,000) 2.5
Stride, Inc., 1.13%, 9/1/2027 15,750,000 15,611,952 657,055 (1.4)
Vonage Holdings Corp., 1.75%, 6/1/2024 11,600,000 14,551,439 (998,131) 2.1
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 8,606,701 (5,209,469) 10.9
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 4,570,425 223,850 (0.5)
SHARES
Short Positions
Common Stocks
Canada
Atlas Corp. (210,385) (2,253,223) 705,943 (1.5)
Canadian Solar, Inc. (60,967) (1,898,512) 43,743 (0.1)
United States
American Airlines Group, Inc. (516,667) (6,551,338) 1,721,180 (3.6)
Dropbox, Inc. (108,649) (2,280,543) 103,015 (0.2)
Exact Sciences Corp. (41,954) (1,652,568) 494,877 (1.0)
GEO Group, Inc. (The) (534,823) (3,529,832) 476 (0.0)
Green Plains, Inc. (122,201) (3,320,201) 716,460 (1.5)
Ironwood Pharmaceuticals, Inc. (243,136) (2,803,358) 148,529 (0.3)
MACOM Technology Solutions Holdings, Inc. (60,232) (2,776,695) 609,167 (1.3)
PROS Holdings, Inc. (69,891) (1,833,241) 297,022 (0.6)
Stride, Inc. (182,282) (7,435,283) (745,157) 1.6

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
51-61 months
maturity
ranging from
08/05/2026
- 06/23/2027 $30,350,127 $861,875 $(16,121) $845,754
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Brewin Dolphin Holdings plc 154,498 962,921 6,476 0.8
EMIS Group plc 64,621 1,466,281 (3,834) (0.5)
HomeServe plc 402,917 5,748,319 25,851 3.1
Ideagen plc 297,900 1,265,592 10,879 1.3
Meggitt plc 1,326,569 12,751,028 281,292 33.3
Ultra Electronics Holdings plc 105,880 4,462,403 289,019 34.2
United States
Avast plc 586,894 3,693,583 252,192 29.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.43% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
10/23/2025
- 06/28/2027 $795,395,621 $(11,688,059) $263,951 $(11,424,108)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Yamana Gold, Inc. 1,896,105 8,816,888 (1,648,380) 14.4
China
Atotech Ltd. 458,352 8,869,111 (2,408,047) 21.1
Israel
Tower Semiconductor Ltd. 312,084 14,412,039 (250,026) 2.2

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
Silicon Motion Technology Corp., ADR 204,787 17,140,672 (1,536,827) 13.5
United States
Activision Blizzard, Inc. 304,986 23,746,210 (740,505) 6.5
Alleghany Corp. 31,026 25,847,761 (90,310) 0.8
American Campus Communities, Inc. 265,796 17,135,868 (79,504) 0.7
Biohaven Pharmaceutical Holding Co. Ltd. 53,881 7,851,001 236,275 (2.1)
Black Knight, Inc. 237,207 15,510,966 (901,093) 7.9
CDK Global, Inc. 323,675 17,727,680 99,159 (0.9)
Change Healthcare, Inc. 952,733 21,970,023 628,113 (5.5)
Citrix Systems, Inc. 166,704 16,198,628 (811,686) 7.1
CMC Materials, Inc. 141,786 24,740,239 (1,744,479) 15.3
Coherent, Inc. 72,711 19,357,122 2,470,378 (21.6)
Cornerstone Building Brands, Inc. 503,757 12,337,009 139,710 (1.2)
Covetrus , Inc. 434,365 9,013,074 63,689 (0.6)
Duke Realty Corp. 268,746 14,767,593 416,350 (3.6)
First Horizon Corp. 1,272,130 27,808,762 (2,163,995) 18.9
Flagstar Bancorp, Inc. 336,516 11,929,492 (3,678,737) 32.2
GCP Applied Technologies, Inc. 206,427 6,457,037 (4,322) 0.0
Healthcare Trust of America, Inc. 578,070 16,133,934 (1,667,465) 14.6
LHC Group, Inc. 175,671 27,359,002 (1,881,084) 16.5
Mandiant Corp. 1,269,682 27,704,461 (164,482) 1.4
ManTech International Corp. 74,669 7,127,156 75,353 (0.7)
Meritor, Inc. 357,775 12,997,966 273,148 (2.4)
MoneyGram International, Inc. 1,214,200 12,142,000 (835,004) 7.3
NeoPhotonics Corp. 448,941 7,061,842 132,982 (1.2)
Nielsen Holdings plc 588,130 13,656,379 (2,349,151) 20.6
PNM Resources, Inc. 374,371 17,887,446 (189,168) 1.7
PS Business Parks, Inc. 66,146 12,379,224 (5,586) 0.0
Rogers Corp. 57,781 15,143,822 (462,105) 4.0
Sailpoint Technologies Holdings, Inc. 270,882 16,978,884 (406,854) 3.6
Sanderson Farms, Inc. 67,221 14,488,142 2,125,180 (18.6)
Sierra Oncology, Inc. 151,562 8,334,394 62,875 (0.6)
South Jersey Industries, Inc. 488,815 16,688,144 39,059 (0.3)
Switch, Inc. 558,436 18,707,606 15,968 (0.1)
TEGNA, Inc. 762,469 15,988,975 (1,246,655) 10.9
Tenneco, Inc. 509,434 8,741,887 (1,060,666) 9.3
Turning Point Therapeutics, Inc. 172,809 13,003,877 132,495 (1.2)
Twitter, Inc. 268,044 10,022,165 (3,237,370) 28.3
Umpqua Holdings Corp. 446,632 7,490,019 (1,216,073) 10.6
VMware, Inc. 189,758 21,628,617 (1,763,049) 15.4
Welbilt , Inc. 993,971 23,666,450 1,362,718 (11.9)
Zendesk , Inc. 161,813 11,985,489 (57,583) 0.5
Short Positions
Common Stocks
South Africa
Gold Fields Ltd., ADR (1,137,895) (10,377,602) 546,873 (4.8)
United States
Broadcom, Inc. (22,189) (10,779,638) 1,116,959 (9.8)
Columbia Banking System, Inc. (266,103) (7,623,851) 1,223,293 (10.7)
Healthcare Realty Trust, Inc. (578,070) (15,723,504) (6,734) 0.1
New York Community Bancorp, Inc. (1,351,145) (12,335,954) 3,915,873 (34.3)
Prologis, Inc. (127,654) (15,018,493) (442,400) 3.9

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.10% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/16/2025
- 03/12/2027 $188,554,836 $730,382 $(2,041,969) $(1,311,587)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accelerate Acquisition Corp. 232,414 2,268,361 30,214 (2.3)
Acropolis Infrastructure Acquisition Corp. 420,999 4,071,060 – 0.0
Aequi Acquisition Corp. 321,000 3,171,480 12,000 (0.9)
AF Acquisition Corp. 278,582 2,713,389 33,430 (2.5)
Atlantic Coastal Acquisition Corp. 404,654 3,957,516 60,698 (4.6)
Big Sky Growth Partners, Inc. 332,484 3,238,394 11,637 (0.9)
Bilander Acquisition Corp. 241,664 2,339,308 14,500 (1.1)
Black Mountain Acquisition Corp. 245,032 2,438,068 7,351 (0.6)
Build Acquisition Corp. 305,000 2,973,750 27,450 (2.1)
Concord Acquisition Corp. II 286,392 2,763,683 2,864 (0.2)
Concord Acquisition Corp. III 430,468 4,270,243 – 0.0
Conx Corp. 175,300 1,731,964 (38,566) 2.9
Conyers Park III Acquisition Corp. 196,419 1,895,443 (49,105) 3.7
Corner Growth Acquisition Corp. 181,200 1,786,632 (16,308) 1.2
DPCM Capital, Inc. 214,298 2,123,693 (60,003) 4.6
East Resources Acquisition Co. 338,000 3,373,240 81,120 (6.2)
EG Acquisition Corp. 366,998 3,572,726 1,835 (0.1)
Epiphany Technology Acquisition Corp. 196,248 1,927,155 23,550 (1.8)
Forum Merger IV Corp. 233,634 2,282,604 9,345 (0.7)
FTAC Zeus Acquisition Corp. 255,030 2,522,247 28,053 (2.1)
GigInternational1, Inc. 299,000 3,007,940 77,740 (5.9)
GO Acquisition Corp. 219,598 2,191,588 (48,312) 3.7
Golden Arrow Merger Corp. 382,886 3,744,625 11,487 (0.9)
Graf Acquisition Corp. IV 365,000 3,544,150 (18,250) 1.4
GX Acquisition Corp. II 412,998 4,043,250 53,690 (4.1)
Healthwell Acquisition Corp. I 279,200 2,699,864 19,544 (1.5)
Hennessy Capital Investment Corp. VI 697,470 6,702,687 6,975 (0.5)
IG Acquisition Corp. 265,000 2,623,500 15,900 (1.2)
IRON SPARK I, Inc. 289,000 2,846,650 (23,120) 1.8
Kadem Sustainable Impact Corp. 303,094 2,964,259 48,495 (3.7)
Khosla Ventures Acquisition Co. III 250,500 2,439,870 (34,120) 2.6
Landcadia Holdings IV, Inc. 329,046 3,221,360 29,614 (2.3)
Lefteris Acquisition Corp. 168,297 1,667,823 (48,806) 3.7
Logistics Innovation Technologies Corp. 245,571 2,386,950 17,190 (1.3)
Lux Health Tech Acquisition Corp. 176,951 1,750,045 (118,557) 9.0
M3-Brigade Acquisition II Corp. 1,225,099 12,018,221 98,008 (7.5)
M3-Brigade Acquisition III Corp. 449,013 4,476,660 26,941 (2.1)
Marblegate Acquisition Corp. 1,146,775 11,330,137 51,605 (3.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Nabors Energy Transition Corp. 254,188 2,541,880 12,709 (1.0)
Osiris Acquisition Corp. 408,000 3,973,920 44,880 (3.4)
Pine Island Acquisition Corp. 185,620 1,832,069 (94,666) 7.2
Pine Technology Acquisition Corp. 639,999 6,252,790 73,600 (5.6)
PMV Consumer Acquisition Corp. 200,000 1,984,000 – 0.0
Property Solutions Acquisition Corp. II 296,400 2,901,756 27,604 (2.1)
PropTech Investment Corp. II 172,977 1,707,283 (10,379) 0.8
Stratim Cloud Acquisition Corp. 444,000 4,337,880 57,720 (4.4)
Tech and Energy Transition Corp. 367,499 3,594,140 33,075 (2.5)
Thunder Bridge Capital Partners IV, Inc. 322,000 3,162,040 32,200 (2.5)
Tribe Capital Growth Corp. I 255,552 2,499,299 12,778 (1.0)
Williams Rowland Acquisition Corp. 231,666 2,314,343 6,950 (0.5)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 34,229 $ – $ 34,229
BARC
Cash – 439,071 439,071
BNPP
Cash 90,650,000 – 90,650,000
CITG
Cash – 3,578,781 3,578,781
CITI
Cash (180,477) – (180,477)
Investment Companies 1,457,378 – 1,457,378
GSIN
U.S. Treasury Bills 182,124,845 – 182,124,845
JPMC
Investment Companies 4,154,968 – 4,154,968
JPMS
Cash – 997,825 997,825

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(a) For the period ended June 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2022.
(c) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 78.0%
AQR Diversified Arbitrage Fund,
Class R6 (a) 1,481,604 17,142,158
AQR Equity Market Neutral Fund,
Class R6 (a) 2,882,650 25,713,238
AQR Macro Opportunities Fund,
Class R6 (a) 1,631,033 17,142,158
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 1,881,686 17,142,158
AQR Style Premia Alternative
Fund, Class R6 (a) 2,912,031 25,713,238
TOTAL ALTERNATIVE FUNDS
(Cost $96,657,571) 102,852,950
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $27,538,025) 2,799,634 26,372,551
TOTAL INVESTMENT COMPANIES
(Cost $124,195,596) 129,225,501
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 1.15% (b)
(Cost $2,624,480) 2,625,810 2,623,710
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $126,820,076) 131,849,211
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% (c) 18,484
NET ASSETS - 100.0% 131,867,695
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 25,713,238 19.5%
Global Flex Allocation 26,372,551 20.0
Global Macro 17,142,158 13.0
Multi-Strategy 25,713,238 19.5
Relative Value Arbitrage 17,142,158 13.0
Systematic Trend 17,142,158 13.0
Investment Companies 2,623,710 2.0
Total Investments In Securities
At Value 131,849,211 100.0
Other Assets in Excess of
Liabilities 18,484 0.0(c)
Net Assets
$ 131,867,695 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2022
Shares
Held At
6/30/2022
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 78.0%
AQR Diversified
Arbitrage Fund $ 5,060,167 $ 13,608,760 $ (1,064,757) $ (53,218) $ (408,794) $ 17,142,158 1,481,604 $ – $ –
AQR Equity Market
Neutral Fund 5,060,167 20,188,031 (797,058) (52,482) 1,314,580 25,713,238 2,882,650 – –
AQR Macro
Opportunities Fund 3,719,726 13,303,563 (839,148) (11,200) 969,217 17,142,158 1,631,033 – –
AQR Managed
Futures Strategy HV
Fund 3,719,726 12,451,274 (1,652,111) 1,365 2,621,904 17,142,158 1,881,686 – –
AQR Style Premia
Alternative Fund 4,389,946 21,050,764 (1,169,581) (115,971) 1,558,080 25,713,238 2,912,031 – –
(231,506) 6,054,987 102,852,950 – –
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset
Fund 10,891,089 21,368,089 (3,569,075) (171,787) (2,145,765) 26,372,551 2,799,634 – –
TOTAL $(403,293) $3,909,222 $129,225,501 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2022 (Unaudited)
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 101.2%
COMMON STOCKS - 3.7%
Italy - 3.1%
A2A SpA 216,908 276,023
Assicurazioni Generali SpA 4,794 76,573
Azimut Holding SpA (a) 18,139 315,727
Banco BPM SpA 81,028 231,309
Buzzi Unicem SpA 25,781 423,180
Davide Campari-Milano NV 12,804 135,078
Hera SpA 87,578 253,778
Italgas SpA 43,884 256,078
Leonardo SpA (a) 89,174 904,743
Pirelli & C SpA (b) 1,420 5,779
Poste Italiane SpA (b) 27,417 256,527
Prysmian SpA (a) 4,400 120,881
UniCredit SpA 74,608 712,980
Unipol Gruppo SpA 160,869 732,756
4,701,412
—
Spain - 0.0% (c)
Enagas SA (a) 988 21,851
United States - 0.6%
Stellantis NV 72,127 895,438
TOTAL COMMON STOCKS
(Cost $6,111,369) 5,618,701
SHORT-TERM INVESTMENTS - 97.5%
INVESTMENT COMPANIES - 47.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(d)(e) 5,054,450 5,054,450
Limited Purpose Cash Investment
Fund, 1.15% (1)(d) 67,349,550 67,295,670
TOTAL INVESTMENT COMPANIES
(Cost $72,356,909) 72,350,120
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 49.6%
U.S. Treasury Bills
0.37%, 7/21/2022 (f) $ 2,709,000 2,707,472
0.38%, 7/28/2022 (f) 617,000 616,501
0.49%, 8/4/2022 (f) 2,551,000 2,548,151
0.71%, 8/25/2022 (f)(g) 14,893,000 14,860,350
0.82%, 9/15/2022 (f)(g) 12,625,000 12,582,889
0.87%, 9/22/2022 (f)(g) 2,629,000 2,619,145
1.06%, 9/29/2022 (f)(g) 4,674,000 4,654,837
1.12%, 10/6/2022 (f)(g) 3,603,000 3,586,108
1.23%, 10/13/2022 (f)(g) 605,000 601,740
1.38%, 10/27/2022 (f)(g) 1,664,000 1,653,513
1.42%, 11/3/2022 (f)(g) 2,035,000 2,020,999
1.40%, 11/10/2022 (f)(g) 218,000 216,387
1.50%, 11/17/2022 (f)(g) 13,072,000 12,968,468
1.54%, 11/25/2022 (f)(g) 3,091,000 3,065,378
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.6% (continued)
2.53%, 12/29/2022 (f) $ 10,335,000 10,209,252
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $75,007,672) 74,911,190
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,364,581) 147,261,310
TOTAL LONG POSITIONS
(Cost $153,475,950) 152,880,011
SHARES
SHORT POSITIONS - (3.5)%
COMMON STOCKS - (3.5)%
Italy - (3.3)%
Amplifon SpA (2,639) (81,135)
Banca Generali SpA (10,858) (307,423)
Brembo SpA (12,585) (122,710)
DiaSorin SpA (2,738) (360,076)
Enel SpA (39,397) (216,062)
Ferrari NV (3,214) (591,497)
FinecoBank Banca Fineco SpA (46,348) (556,017)
Infrastrutture Wireless Italiane SpA
(b) (25,932) (263,632)
Interpump Group SpA (3,461) (132,516)
Intesa Sanpaolo SpA (393,136) (735,742)
Mediobanca Banca di Credito
Finanziario SpA (13,691) (118,737)
Moncler SpA (6,239) (268,814)
Nexi SpA *(b) (54,514) (452,708)
Recordati Industria Chimica e
Farmaceutica SpA (1,686) (73,525)
Reply SpA (102) (12,408)
Salvatore Ferragamo SpA (707) (10,922)
Snam SpA (17,610) (92,389)
Telecom Italia SpA * (123,649) (32,422)
Terna - Rete Elettrica Nazionale (64,315) (505,660)
(4,934,395)
—
United Kingdom - (0.2)%
CNH Industrial NV (21,430) (247,846)
United States – (0.0) % (c)
Tenaris SA (5,247) (67,393)
TOTAL COMMON STOCKS
(Proceeds $(6,682,402)) (5,249,634)
TOTAL SHORT POSITIONS
(Proceeds $(6,682,402)) (5,249,634)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.7%
(Cost $146,793,548) 147,630,377
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.3% (h) 3,459,765
NET ASSETS - 100.0% 151,090,142

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (296,054) (0.2) %
Consumer Discretionary (92,725) (0.1)
Consumer Staples 135,078 0.1
Energy (67,393) (0.1)
Financials 607,953 0.4
Health Care (514,736) (0.3)
Industrials 645,261 0.4
Information Technology (465,117) (0.3)
Materials 423,180 0.3
Utilities (6,380) (0.0) (c)
Investment Companies 72,350,120 47.9
U.S. Treasury Obligations 74,911,190 49.6
Total Investments In Securities
At Value 147,630,377 97.7
Other Assets in Excess of
Liabilities (h) 3,459,765 2.3
Net Assets
$ 151,090,142 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $953,290; additional securities sold but not yet settled totaling $487,938 were also segregated. In addition, $4,772,179 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $(454,034), which represents approximately (0.30)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 500 USD 518 CITI 9/21/2022 $ 9
CHF 500 USD 518 JPMC 9/21/2022 9
EUR 191,000 USD 201,091 CITI 9/21/2022 217
EUR 191,000 USD 201,092 JPMC 9/21/2022 217
USD 115 CAD 147 CITI 9/21/2022 –
USD 115 CAD 147 JPMC 9/21/2022 –
USD 284 DKK 2,000 CITI 9/21/2022 –
USD 284 DKK 2,000 JPMC 9/21/2022 –
USD 289,397 EUR 270,381 CITI 9/21/2022 4,423
USD 289,384 EUR 270,369 JPMC 9/21/2022 4,422
USD 25,549 HKD 200,000 CITI 9/21/2022 3
USD 25,549 HKD 200,000 JPMC 9/21/2022 3
USD 156 NOK 1,502 CITI 9/21/2022 3
USD 155 NOK 1,498 JPMC 9/21/2022 3
Total unrealized appreciation 9,309
EUR 1,000 USD 1,079 CITI 9/21/2022 (25)
EUR 1,000 USD 1,079 JPMC 9/21/2022 (25)
SEK 501 USD 50 CITI 9/21/2022 (2)
SEK 499 USD 50 JPMC 9/21/2022 (2)
SGD 193,500 USD 140,086 CITI 9/21/2022 (735)
SGD 193,500 USD 140,086 JPMC 9/21/2022 (736)
USD 30,037 EUR 28,626 CITI 9/21/2022 (134)
USD 30,035 EUR 28,624 JPMC 9/21/2022 (134)
Total unrealized depreciation (1,793)
Net unrealized appreciation $ 7,516
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20% to 0.00%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57 months
maturity
02/25/2027 $24,796 $(1,030) $(1,471) $(2,501)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.60% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
04/23/2025
- 07/01/2027 $14,899,317 $(10,436) $(15,867) $(26,303)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 7,553 202,558 (1,438) 5.5
Baloise Holding AG (Registered) 318 52,054 256 (1.0)
Barry Callebaut AG (Registered) 186 416,160 8,174 (31.1)
Belimo Holding AG (Registered) 236 83,091 2,994 (11.4)
Bucher Industries AG (Registered) 1,006 351,142 (10,308) 39.2
DKSH Holding AG 5,186 429,108 13,404 (51.0)
dormakaba Holding AG 427 186,355 5,652 (21.5)
Galenica AG 4,890 376,171 36,306 (138.0)
Geberit AG (Registered) 265 127,492 (1,781) 6.8
Georg Fischer AG (Registered) 1,717 84,800 (2,120) 8.1
Helvetia Holding AG (Registered) 2,123 249,332 811 (3.1)
Julius Baer Group Ltd. 6,201 287,665 (5,935) 22.6
Kuehne + Nagel International AG (Registered) 1,128 268,016 5,586 (21.2)
Novartis AG (Registered) 13,482 1,143,012 27,381 (104.1)
OC Oerlikon Corp. AG (Registered) 25,874 180,643 (7,859) 29.9
Schindler Holding AG 329 60,161 212 (0.8)
Stadler Rail AG 1,141 37,177 (1,978) 7.5
Sulzer AG (Registered) 1,621 101,040 (7,548) 28.7
Swatch Group AG (The) 2,056 488,379 10,265 (39.0)
Swisscom AG (Registered) 537 297,026 5,034 (19.1)
Temenos AG (Registered) 7,845 671,376 25,652 (97.5)
UBS Group AG (Registered) 2,551 41,241 704 (2.7)
United States
Roche Holding AG 2,040 681,972 32,954 (125.3)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (4,427) (40,051) 961 (3.7)
Switzerland
Alcon, Inc. (3,990) (279,785) (9,900) 37.6
Bachem Holding AG (Registered) (6,326) (440,923) 28,566 (108.6)
BKW AG (396) (41,431) 295 (1.1)
Chocoladefabriken Lindt & Spruengli AG (9) (91,638) (5,659) 21.5
Cie Financiere Richemont SA (1,144) (123,052) (4,388) 16.7
Clariant AG (Registered) (18,345) (349,808) (5,898) 22.4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Credit Suisse Group AG (Registered) (70,671) (403,379) 18,205 (69.2)
Dufry AG (Registered) (8,833) (286,631) 3,994 (15.2)
EMS-Chemie Holding AG (Registered) (367) (273,893) (9,817) 37.3
Flughafen Zurich AG (Registered) (770) (116,674) 6,652 (25.3)
Givaudan SA (Registered) (327) (1,152,581) (87,469) 332.5
Holcim AG (4,106) (176,105) 14,303 (54.4)
Idorsia Ltd. (25,559) (366,146) 5,659 (21.5)
Logitech International SA (Registered) (13,419) (699,737) 14,963 (56.9)
Lonza Group AG (Registered) (52) (27,775) (693) 2.6
Partners Group Holding AG (93) (83,988) (696) 2.6
SIG Group AG (31,140) (687,634) (59,440) 226.0
Sika AG (Registered) (2,224) (513,382) (2,913) 11.1
Sonova Holding AG (Registered) (422) (134,863) (10,383) 39.5
Straumann Holding AG (Registered) (1,577) (189,975) (24,040) 91.4
Swiss Life Holding AG (Registered) (310) (151,332) 8,888 (33.8)
Tecan Group AG (Registered) (986) (287,112) 1,098 (4.2)
VAT Group AG (1,206) (288,423) 2,016 (7.7)
Zurich Insurance Group AG (393) (171,377) (3,210) 12.2
United States
Nestle SA (Registered) (5,035) (588,454) (26,226) 99.7
Swiss Re AG (952) (73,892) (257) 1.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.85% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
04/24/2025
- 06/14/2027 $6,456,274 $3,025 $8,540 $11,565
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 337 791,140 3,252 28.1
Carlsberg A/S 3,684 470,825 14,010 121.1
Demant A/S 1,870 70,296 2,938 25.4
DSV A/S 952 133,868 (1,261) (10.9)
Genmab A/S 687 222,894 30,612 264.7
H Lundbeck A/S 44,245 214,881 7,605 65.8
H Lundbeck A/S 13,471 64,645 1,822 15.8
ISS A/S 34,850 555,614 (8,250) (71.3)
Novo Nordisk A/S 4,200 465,790 19,657 170.0
Pandora A/S 8,988 571,030 (17,911) (154.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (10,766) (105,195) 2,805 24.3
Chr Hansen Holding A/S (1,847) (134,827) (9,057) (78.3)
Coloplast A/S (3,429) (391,796) (24,249) (209.7)
GN Store Nord A/S (8,173) (288,320) (33,079) (286.0)
Novozymes A/S (3,700) (222,677) (14,519) (125.5)
Orsted A/S (1,994) (210,016) (13,765) (119.0)
ROCKWOOL A/S (195) (44,272) 827 7.2
Royal Unibrew A/S (1,583) (140,884) (3,481) (30.1)
SimCorp A/S (2,434) (177,932) (4,750) (41.1)
Tryg A/S (17,248) (388,596) (9,981) (86.3)
Vestas Wind Systems A/S (37,192) (790,776) 59,800 517.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
34-63 months
maturity
ranging from
04/23/2025
- 07/01/2027 $25,025,401 $(503,797) $(449,742) $(953,539)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV 2,905 156,440 (1,055) 0.1
Etablissements Franz Colruyt NV 6,821 185,492 (6,362) 0.7
Proximus SADP 30,172 445,334 (39,431) 4.1
Finland
Nokia OYJ 92,282 427,732 (2,876) 0.3
Nokian Renkaat OYJ 44,229 487,825 (36,499) 3.8
Wartsila OYJ Abp 19,153 150,136 8,070 (0.8)
Luxembourg
ArcelorMittal SA 21,478 481,652 (70,455) 7.4
Netherlands
Aalberts NV 6,879 267,131 (25,122) 2.6
Aegon NV 184,146 793,049 (38,936) 4.1
ASR Nederland NV 15,323 617,777 1,787 (0.2)
Koninklijke Ahold Delhaize NV 22,641 589,323 (4,199) 0.4
NN Group NV 13,394 606,653 (22,451) 2.4
OCI NV 14,551 478,665 465 (0.0)
Randstad NV 6,647 321,252 (3,119) 0.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 39,036 379,020 (33,944) 3.6
Banco Bilbao Vizcaya Argentaria SA 75,186 341,538 1,450 (0.2)
Banco de Sabadell SA 504,464 404,489 (16,811) 1.8
Banco Santander SA 201,486 570,088 (817) 0.1
Enagas SA 18,128 400,929 (1,345) 0.1
Endesa SA 19,334 365,749 (20,933) 2.2
Industria de Diseno Textil SA 32,321 734,510 (1,841) 0.2
Mapfre SA 276,148 488,331 710 (0.1)
Red Electrica Corp. SA 21,792 412,513 (12,596) 1.3
Repsol SA 78,123 1,151,690 20,521 (2.2)
Telefonica SA 159,694 815,323 79,313 (8.3)
Short Positions
Common Stocks
Belgium
D'ieteren Group (1,418) (208,369) (4,850) 0.5
China
Prosus NV (17,764) (1,150,284) (240,343) 25.2
Finland
Huhtamaki OYJ (7,404) (294,541) (11,026) 1.2
Kone OYJ (5,263) (251,546) (5,453) 0.6
Neste OYJ (7,187) (319,685) (1,531) 0.2
UPM-Kymmene OYJ (9,396) (288,112) 11,813 (1.2)
Luxembourg
APERAM SA (5,921) (164,450) 20,771 (2.2)
Netherlands
Adyen NV (285) (411,293) (40,731) 4.3
Akzo Nobel NV (3,383) (221,241) 17,777 (1.9)
Argenx SE (1,993) (751,268) (59,953) 6.3
ASM International NV (2,352) (585,195) (8,081) 0.8
IMCD NV (1,157) (158,202) (6,218) 0.7
Koninklijke DSM NV (2,823) (404,396) 5,485 (0.6)
Koninklijke KPN NV (95,214) (338,784) (4,351) 0.5
Spain
Acciona SA (2,341) (431,349) 1,128 (0.1)
Aena SME SA (1,497) (191,019) 23,591 (2.5)
Amadeus IT Group SA (6,649) (372,305) (6,495) 0.7
Bankinter SA (76,336) (477,471) (16,052) 1.7
CaixaBank SA (275,585) (965,113) 22,651 (2.4)
Cellnex Telecom SA (28,244) (1,099,206) 40,329 (4.2)
Ferrovial SA (26,327) (669,858) (18,541) 1.9
Fluidra SA (12,850) (261,458) 22,947 (2.4)
Grifols SA (7,761) (147,183) (2,063) 0.2
Iberdrola SA (38,226) (397,987) (279) 0.0
Naturgy Energy Group SA (10,343) (298,868) (5,024) 0.5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
34-62 months
maturity
ranging from
04/24/2025
- 07/01/2027 $2,915,065 $(88,338) $(13,181) $(101,519)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 5,257 220,274 (15,538) 15.3
Norway
Equinor ASA 22,395 780,363 (17,037) 16.8
Gjensidige Forsikring ASA 596 12,132 436 (0.4)
Leroy Seafood Group ASA 28,947 207,262 3,175 (3.1)
Mowi ASA 1,312 30,002 (1,939) 1.9
Norsk Hydro ASA 39,115 221,049 (22,518) 22.2
Orkla ASA 11,915 95,447 5,254 (5.2)
Telenor ASA 2,943 39,328 1,053 (1.0)
TOMRA Systems ASA 2,533 47,539 2,678 (2.6)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (3,374) (217,454) (8,500) 8.4
France
Adevinta ASA (43,410) (319,581) (30,466) 30.0
Norway
Kongsberg Gruppen ASA (4,256) (153,068) (6,243) 6.1
Salmar ASA (5,189) (367,362) 1,938 (1.9)
Schibsted ASA (1,735) (31,341) (3,510) 3.5
United Kingdom
Subsea 7 SA (21,643) (172,863) 2,879 (2.8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-2.75% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
04/23/2025
- 07/01/2027 $11,931,674 $(44,668) $8,475 $(36,193)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 15,015 215,191 (5,628) 15.5
Finland
Nordea Bank Abp 19,457 171,874 (6,268) 17.3
Sweden
BillerudKorsnas AB 2,924 34,285 1,085 (3.0)
Boliden AB 10,945 350,026 (19,480) 53.8
Elekta AB 61,135 423,694 22,213 (61.4)
Essity AB 7,594 198,511 3,076 (8.5)
Evolution AB 578 52,876 694 (1.9)
Getinge AB 12,225 283,331 22,520 (62.2)
H & M Hennes & Mauritz AB 16,149 193,831 (2,867) 7.9
Hexpol AB 2,561 21,931 (156) 0.4
Indutrade AB 855 15,688 (682) 1.9
Saab AB 12,430 514,010 48,633 (134.4)
Securitas AB 45,386 392,399 5,522 (15.3)
Skandinaviska Enskilda Banken AB 25,285 249,104 (7,213) 19.9
Skanska AB 21,833 335,912 (2,538) 7.0
SSAB AB 159,766 663,864 (40,806) 112.7
Svenska Handelsbanken AB 24,702 212,040 (4,148) 11.5
Swedbank AB 41,746 529,448 (20,486) 56.6
Swedish Orphan Biovitrum AB 2,806 60,947 1,129 (3.1)
Telefonaktiebolaget LM Ericsson 130,102 971,734 8,473 (23.4)
Telia Co. AB 140,508 539,284 9,953 (27.5)
Trelleborg AB 1,506 30,470 (2,050) 5.7
Volvo AB 19,864 309,072 (11,109) 30.7
Short Positions
Common Stocks
Sweden
AAK AB (19,115) (311,898) (19,158) 52.9
Alfa Laval AB (18,993) (460,430) 6,424 (17.8)
Assa Abloy AB (3,406) (72,684) (201) 0.6
Atlas Copco AB (4,837) (45,275) 468 (1.3)
Axfood AB (12,312) (354,494) (33,628) 92.9
Beijer Ref AB (18,558) (254,492) (6,502) 18.0
Electrolux AB (9,418) (127,208) (2,368) 6.5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Embracer Group AB (33,239) (255,312) 9,307 (25.7)
Epiroc AB (20,956) (324,924) 18,339 (50.7)
EQT AB (24,265) (498,720) 12,022 (33.2)
Hexagon AB (58,772) (614,112) (10,291) 28.4
Holmen AB (4,337) (176,662) 9,499 (26.2)
Husqvarna AB (15,273) (112,575) 1,759 (4.9)
Lifco AB (10,008) (161,615) 1,486 (4.1)
Nibe Industrier AB (73,311) (552,636) (48,835) 134.9
Sandvik AB (5,735) (93,464) 7,420 (20.5)
SKF AB (22,399) (332,318) 12,685 (35.0)
Svenska Cellulosa AB SCA (8,172) (122,785) 1,676 (4.6)
Sweco AB (15,381) (160,306) (11,680) 32.3
Tele2 AB (7,127) (81,268) (2,403) 6.6
United States
Sinch AB (14,993) (48,974) 9,446 (26.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.17% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
07/25/2022
- 08/25/2023 $23,965,766 $196,514 $(671,631) $(475,117)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 17,479 598,838 10,693 (2.3)
Bank of Montreal 2,943 283,005 (1,206) 0.3
Canadian Natural Resources Ltd. 4,553 244,664 (251) 0.1
Canadian Tire Corp. Ltd. 3,479 438,929 (15,406) 3.2
Capital Power Corp. 9,193 321,455 (6,856) 1.4
CI Financial Corp. 32,087 340,762 (15,197) 3.2
Empire Co. Ltd. 10,926 336,557 (1,783) 0.4
Fairfax Financial Holdings Ltd. 1,118 592,439 31,832 (6.7)
Finning International, Inc. 13,609 286,411 (3,094) 0.7
iA Financial Corp., Inc. 6,517 324,129 11,138 (2.3)
Imperial Oil Ltd. 10,451 492,671 (13,397) 2.8
Loblaw Cos. Ltd. 2,990 269,662 3,520 (0.7)
Magna International, Inc. 4,301 236,167 (14,134) 3.0
Manulife Financial Corp. 38,909 674,681 5,743 (1.2)
Nutrien Ltd. 2,975 236,923 (12,249) 2.6
Onex Corp. 7,879 392,359 (4,811) 1.0
Open Text Corp. 7,329 277,229 (10,477) 2.2

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Suncor Energy, Inc. 16,976 595,584 (10,985) 2.3
Teck Resources Ltd. 12,443 380,482 (24,314) 5.1
Toromont Industries Ltd. 3,225 260,766 4,192 (0.9)
West Fraser Timber Co. Ltd. 6,742 517,330 (367) 0.1
Whitecap Resources, Inc. 57,602 400,064 (12,657) 2.7
Chile
Lundin Mining Corp. 49,234 312,111 (20,254) 4.3
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (8,755) (315,458) 24,214 (5.1)
Canada
Agnico Eagle Mines Ltd. (5,530) (253,129) 21,713 (4.6)
Algonquin Power & Utilities Corp. (21,353) (286,985) 9,694 (2.0)
Ballard Power Systems, Inc. (72,347) (456,946) 30,913 (6.5)
BCE, Inc. (5,651) (277,765) 1,141 (0.2)
Boralex, Inc. (12,140) (404,415) (660) 0.1
Brookfield Asset Management, Inc. (11,519) (512,413) 14,676 (3.1)
CAE, Inc. (22,053) (543,444) 1,524 (0.3)
Cameco Corp. (16,274) (342,118) 31,039 (6.5)
Canadian Pacific Railway Ltd. (6,671) (465,965) 5,813 (1.2)
Dollarama, Inc. (6,417) (369,506) 8,176 (1.7)
Element Fleet Management Corp. (28,824) (300,511) (1,736) 0.4
Enbridge, Inc. (5,549) (234,341) (129) 0.0
Franco-Nevada Corp. (3,775) (496,569) 30,940 (6.5)
GFL Environmental, Inc. (10,494) (270,340) 16,061 (3.4)
Innergex Renewable Energy, Inc. (17,371) (233,467) 6,343 (1.3)
Intact Financial Corp. (3,072) (433,307) 2,792 (0.6)
Metro, Inc. (4,959) (266,173) (771) 0.2
Restaurant Brands International, Inc. (5,831) (292,501) 997 (0.2)
Ritchie Bros Auctioneers, Inc. (3,847) (250,300) (9,773) 2.1
Royal Bank of Canada (4,379) (424,020) 442 (0.1)
Saputo, Inc. (10,669) (232,659) 4,322 (0.9)
TC Energy Corp. (8,136) (421,464) 7,633 (1.6)
TMX Group Ltd. (3,680) (374,518) (3,574) 0.8
Toronto-Dominion Bank (The) (5,463) (358,244) 1,799 (0.4)
United States
Brookfield Renewable Corp. (10,370) (369,379) 8,263 (1.7)
BRP, Inc. (4,059) (249,809) 7,342 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 06/28/2024 $2,741,837 $8,782 $57,935 $66,717

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 13,000 37,838 (995) (1.5)
Yangzijiang Shipbuilding Holdings Ltd. 1,310,916 877,827 9,733 14.6
Singapore
Genting Singapore Ltd. 258,719 134,183 (4,553) (6.8)
Oversea-Chinese Banking Corp. Ltd. 53,500 438,863 (594) (0.9)
Singapore Airlines Ltd. 25,900 95,169 (1,021) (1.5)
Singapore Technologies Engineering Ltd. 91,794 270,225 1,405 2.1
Singapore Telecommunications Ltd. 19,200 34,945 (762) (1.1)
United Overseas Bank Ltd. 2,600 49,120 (673) (1.0)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (45,438) (266,880) 1,306 2.0
DBS Group Holdings Ltd. (8,835) (189,046) 3,069 4.6
Keppel Corp. Ltd. (53,900) (251,800) 3,093 4.6
UOL Group Ltd. (18,100) (95,941) (1,226) (1.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-0.88% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
14-24 months
maturity
07/20/2023 $14,513,342 $(66,112) $(6,887) $(72,999)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 14,069 104,081 (1,964) 2.7
Ampol Ltd. 3,806 89,831 4,477 (6.1)
Aristocrat Leisure Ltd. 8,465 201,349 9,933 (13.6)
Aurizon Holdings Ltd. 208,678 548,830 (11,432) 15.7
Australia & New Zealand Banking Group Ltd. 24,782 377,447 8,639 (11.8)
BHP Group Ltd. 21,211 607,348 (15,183) 20.8
BlueScope Steel Ltd. 67,839 747,494 13,198 (18.1)
Brambles Ltd. 27,636 204,349 7,105 (9.7)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 15,518 190,970 10,114 (13.9)
Computershare Ltd. 5,694 97,101 4,739 (6.5)
Harvey Norman Holdings Ltd. 107,962 276,826 8,791 (12.0)
Incitec Pivot Ltd. 178,001 409,634 (3,420) 4.7
JB Hi-Fi Ltd. 28,268 751,824 24,615 (33.7)
Origin Energy Ltd. 32,578 129,320 365 (0.5)
QBE Insurance Group Ltd. 22,761 191,258 14,921 (20.4)
Santos Ltd. 37,698 191,136 (8,314) 11.4
Sonic Healthcare Ltd. 19,865 452,789 6,606 (9.0)
South32 Ltd. 185,495 502,634 (29,535) 40.5
Suncorp Group Ltd. 40,980 312,503 13,233 (18.1)
Telstra Corp. Ltd. 145,065 385,840 5,342 (7.3)
Westpac Banking Corp. 13,697 184,758 1,955 (2.7)
Short Positions
Common Stocks
Australia
Allkem Ltd. (20,879) (149,337) (7,381) 10.1
APA Group (19,225) (149,720) (299) 0.4
Cochlear Ltd. (968) (132,899) (6,630) 9.1
Commonwealth Bank of Australia (8,135) (508,247) (17,202) 23.6
CSL Ltd. (1,839) (341,456) (16,510) 22.6
Domino's Pizza Enterprises Ltd. (8,691) (408,527) (44,870) 61.5
Evolution Mining Ltd. (90,006) (147,066) 79,777 (109.3)
IDP Education Ltd. (26,277) (430,289) (33,727) 46.2
Insurance Australia Group Ltd. (69,276) (208,905) (10,940) 15.0
Lendlease Corp. Ltd. (55,524) (349,742) (214) 0.3
Lynas Rare Earths Ltd. (65,546) (396,184) (2,949) 4.0
Macquarie Group Ltd. (2,209) (251,508) (8,003) 11.0
Medibank Pvt Ltd. (64,883) (145,933) (8,442) 11.6
Mineral Resources Ltd. (4,293) (144,084) 7,977 (10.9)
NEXTDC Ltd. (14,213) (104,607) (6,796) 9.3
Northern Star Resources Ltd. (38,142) (178,913) 35,729 (48.9)
Orica Ltd. (11,914) (130,347) (6,170) 8.5
OZ Minerals Ltd. (19,004) (233,618) 29,873 (40.9)
Pilbara Minerals Ltd. (121,888) (193,883) (15,877) 21.8
Pro Medicus Ltd. (9,863) (288,233) (28,168) 38.6
Qantas Airways Ltd. (40,578) (125,582) (3,463) 4.7
REA Group Ltd. (1,900) (146,719) (21,749) 29.8
Reece Ltd. (31,943) (303,421) (4,907) 6.7
SEEK Ltd. (7,616) (110,477) (7,178) 9.8
Transurban Group (34,642) (344,664) (18,748) 25.7
Washington H Soul Pattinson & Co. Ltd. (7,448) (121,297) (714) 1.0
Wesfarmers Ltd. (8,317) (240,561) (2,549) 3.5
Woolworths Group Ltd. (7,654) (188,000) (13,338) 18.3
Worley Ltd. (25,805) (254,437) (7,541) 10.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-2.22% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
14-24 months
maturity
08/21/2023 $36,234,396 $(489,007) $(523,596) $(1,012,603)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 44,701 606,011 (7,572) 0.7
AXA SA 17,758 405,620 (7,201) 0.7
Cie de Saint-Gobain 12,852 555,325 (46,738) 4.6
Dassault Aviation SA 2,709 423,045 (6,632) 0.7
Eiffage SA 5,789 523,673 (13,948) 1.4
Electricite de France SA 68,231 560,439 (15,842) 1.6
Eutelsat Communications SA 28,855 325,638 (4,567) 0.5
Ipsen SA 5,720 541,588 43,391 (4.3)
Orange SA 54,898 646,895 17,628 (1.7)
Renault SA 16,077 405,879 940 (0.1)
Rexel SA 24,025 371,234 (60,216) 5.9
TotalEnergies SE 7,715 406,094 7,184 (0.7)
Germany
BASF SE 12,735 557,185 (37,155) 3.7
Bayer AG (Registered) 7,089 423,330 (25,113) 2.5
Bayerische Motoren Werke AG 4,990 386,828 (16,250) 1.6
Covestro AG 16,442 571,338 (44,304) 4.4
Deutsche Bank AG (Registered) 89,345 785,137 (70,028) 6.9
Deutsche Post AG (Registered) 9,924 374,692 8,357 (0.8)
Freenet AG 14,227 354,796 4,537 (0.4)
GEA Group AG 13,181 456,959 (12,367) 1.2
HUGO BOSS AG 7,550 399,799 13,929 (1.4)
ProSiebenSat.1 Media SE 78,214 727,476 (20,700) 2.0
thyssenkrupp AG 62,394 355,789 (74,706) 7.4
Singapore
STMicroelectronics NV 13,886 439,146 (22,220) 2.2
Short Positions
Common Stocks
France
Aeroports de Paris (3,351) (427,187) 27,049 (2.7)
Air Liquide SA (6,637) (893,359) 6,650 (0.7)
Alstom SA (18,470) (421,754) 51,298 (5.1)
Cie Generale des Etablissements Michelin SCA (14,720) (402,018) 19,917 (2.0)
EssilorLuxottica SA (6,452) (978,205) (35,772) 3.5
Hermes International (315) (354,510) (33,054) 3.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
L'Oreal SA (1,617) (561,431) (40,108) 4.0
LVMH Moet Hennessy Louis Vuitton SE (924) (566,299) (38,863) 3.8
Sartorius Stedim Biotech (1,125) (354,958) (15,422) 1.5
Valeo (16,695) (325,318) 4,997 (0.5)
Germany
adidas AG (4,492) (797,918) (15,660) 1.5
Allianz SE (Registered) (2,144) (411,027) 1,127 (0.1)
Carl Zeiss Meditec AG (2,762) (332,074) (23,406) 2.3
Continental AG (7,521) (527,890) 20,903 (2.1)
Deutsche Lufthansa AG (Registered) (59,183) (348,603) 21,642 (2.1)
Deutsche Telekom AG (Registered) (37,274) (741,352) (30,362) 3.0
Fresenius Medical Care AG & Co. KGaA (10,513) (526,713) 12,328 (1.2)
Puma SE (6,280) (416,656) 11,012 (1.1)
Rheinmetall AG (1,415) (326,532) (5,118) 0.5
SAP SE (4,251) (387,481) 9,089 (0.9)
Sartorius AG (928) (325,699) (23,755) 2.3
Siemens AG (Registered) (4,809) (494,348) 20,834 (2.1)
Symrise AG (3,563) (388,600) (24,044) 2.4
Zalando SE (14,295) (376,568) 2,828 (0.3)
South Korea
Delivery Hero SE (12,223) (461,123) (11,011) 1.1
United States
Schneider Electric SE (9,256) (1,102,904) 20,142 (2.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
13-24 months
maturity
07/19/2023 $27,375,653 $(169,170) $28,622 $(140,548)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 9,944 594,518 (31,149) 22.2
Italy
Coca-Cola HBC AG 11,255 250,780 57 (0.0)
Jordan
Hikma Pharmaceuticals plc 17,059 336,584 25,822 (18.4)
Netherlands
Shell plc 38,928 1,013,793 18,564 (13.2)
Nigeria
Airtel Africa plc 225,480 374,582 4,600 (3.3)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa
Anglo American plc 10,117 361,668 (50,221) 35.7
United Kingdom
abrdn plc 246,585 481,323 (8,546) 6.1
Associated British Foods plc 32,736 631,660 (10,056) 7.2
Aviva plc 47,636 233,334 (5,110) 3.6
BAE Systems plc 27,754 280,981 10,349 (7.4)
Barclays plc 314,981 589,001 (9,370) 6.7
Barratt Developments plc 87,034 486,839 (13,486) 9.6
BP plc 76,006 356,886 2,456 (1.7)
British American Tobacco plc 6,013 257,743 6,314 (4.5)
Centrica plc 761,491 743,625 20,611 (14.7)
Direct Line Insurance Group plc 82,677 253,772 5,386 (3.8)
Howden Joinery Group plc 45,054 332,113 (1,031) 0.7
Imperial Brands plc 32,969 738,101 22,527 (16.0)
Inchcape plc 28,397 241,318 (6,194) 4.4
InterContinental Hotels Group plc 7,083 376,447 4,213 (3.0)
JD Sports Fashion plc 216,231 304,673 23,233 (16.5)
Kingfisher plc 106,101 317,081 5,943 (4.2)
Marks & Spencer Group plc 264,883 439,450 (7,356) 5.2
National Grid plc 18,213 234,054 4,920 (3.5)
Persimmon plc 11,510 261,874 (8,186) 5.8
Royal Mail plc 198,994 657,369 (1,143) 0.8
Smiths Group plc 15,908 272,041 (6,191) 4.4
Spectris plc 10,267 340,141 (11,178) 8.0
Travis Perkins plc 17,985 213,180 (9,279) 6.6
Vodafone Group plc 334,200 519,645 2,982 (2.1)
United States
GSK plc 35,755 770,578 37,161 (26.4)
Short Positions
Common Stocks
Hong Kong
Prudential plc (26,765) (332,936) (20,796) 14.8
United Kingdom
AstraZeneca plc (10,402) (1,372,251) (105,976) 75.4
AVEVA Group plc (21,622) (593,579) 46,798 (33.3)
B&M European Value Retail SA (81,793) (366,046) 9,519 (6.8)
BT Group plc (106,452) (241,940) (1,818) 1.3
Compass Group plc (21,981) (451,301) (2,444) 1.7
ConvaTec Group plc (128,577) (352,427) (26,349) 18.7
Croda International plc (3,325) (262,815) (23,525) 16.7
Experian plc (9,261) (271,910) (14,313) 10.2
Halma plc (13,076) (321,044) (18,852) 13.4
Informa plc (66,399) (428,978) (2,532) 1.8
Ocado Group plc (36,133) (344,446) 21,067 (15.0)
Pennon Group plc (28,212) (328,279) 20,665 (14.7)
Reckitt Benckiser Group plc (2,801) (210,670) (5,476) 3.9
Rentokil Initial plc (55,435) (321,354) (20,794) 14.8
Rolls-Royce Holdings plc (222,533) (226,463) 11,134 (7.9)
Severn Trent plc (18,199) (604,210) 28,720 (20.4)
St James's Place plc (23,341) (314,061) 3,880 (2.8)
Tate & Lyle plc (23,281) (213,350) 5,214 (3.7)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.13% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
19-24 months
maturity
07/20/2023 $8,711,790 $(167,987) $(24,509) $(192,496)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 13,500 53,608 1,049 (0.5)
SITC International Holdings Co. Ltd. 19,000 54,039 (2,028) 1.1
Xinyi Glass Holdings Ltd. 65,000 156,830 14,795 (7.7)
Hong Kong
ASM Pacific Technology Ltd. 35,000 297,894 (2,515) 1.3
CK Asset Holdings Ltd. 43,228 307,149 25,088 (13.0)
CLP Holdings Ltd. 21,000 174,516 (19,515) 10.1
Henderson Land Development Co. Ltd. 16,000 60,134 149 (0.1)
HKT Trust & HKT Ltd. 55,000 73,867 1,813 (0.9)
Man Wah Holdings Ltd. 192,800 208,186 32,752 (17.0)
New World Development Co. Ltd. 68,250 245,846 3,200 (1.7)
Sino Land Co. Ltd. 172,000 253,988 11,916 (6.2)
Sun Hung Kai Properties Ltd. 69,500 822,884 19,144 (9.9)
Swire Pacific Ltd. 9,500 56,736 2,558 (1.3)
WH Group Ltd. 725,000 561,140 41,883 (21.8)
United Kingdom
CK Hutchison Holdings Ltd. 128,000 868,352 24,568 (12.8)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (122,500) (367,586) (51,454) 26.7
Chow Tai Fook Jewellery Group Ltd. (28,600) (54,022) (5,401) 2.8
ESR Group Ltd. (174,000) (471,828) (7,269) 3.8
Hong Kong
AIA Group Ltd. (64,200) (701,486) (52,270) 27.2
Hang Lung Properties Ltd. (34,000) (64,696) (2,301) 1.2
Hang Seng Bank Ltd. (15,300) (271,130) (2,832) 1.5
Hong Kong & China Gas Co. Ltd. (6,000) (6,475) (19) 0.0
MTR Corp. Ltd. (56,500) (296,215) (3,159) 1.6
Power Assets Holdings Ltd. (29,500) (185,847) (2,008) 1.0
Swire Properties Ltd. (12,000) (29,876) (1,951) 1.0
Techtronic Industries Co. Ltd. (50,500) (527,329) 6,455 (3.4)
Wharf Real Estate Investment Co. Ltd. (141,000) (673,307) (78,351) 40.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (108,000) (646,982) (85,427) 44.4
Sands China Ltd. (7,200) (17,321) (3,649) 1.9
SJM Holdings Ltd. (45,000) (20,458) (2,336) 1.2
Wynn Macau Ltd. (267,200) (182,063) (30,872) 16.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.13% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
13-24 months
maturity
07/20/2023 $129,232,927 $(2,040,211) $110,727 $(1,929,484)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 109,700 808,742 (12,675) 0.7
Dai-ichi Life Holdings, Inc. 42,000 776,806 (13,421) 0.7
Iida Group Holdings Co. Ltd. 66,000 1,013,256 40,591 (2.1)
Japan Post Insurance Co. Ltd. 59,100 945,878 (14,599) 0.8
Japan Tobacco, Inc. 52,200 904,563 (14,939) 0.8
Kyushu Electric Power Co., Inc. 121,100 778,609 33,337 (1.7)
Lawson, Inc. 25,100 835,345 32,982 (1.7)
Mazda Motor Corp. 163,300 1,332,934 (3,378) 0.2
Mitsubishi HC Capital, Inc. 182,800 843,691 2,983 (0.2)
Mizuho Financial Group, Inc. 232,530 2,647,335 29,500 (1.5)
NGK Insulators Ltd. 57,100 769,279 (1,972) 0.1
NGK Spark Plug Co. Ltd. 53,500 970,466 (29,461) 1.5
NIPPON EXPRESS HOLDINGS, Inc. 14,700 800,755 (984) 0.1
Nippon Steel Corp. 61,200 856,501 (28,082) 1.5
Ricoh Co. Ltd. 101,700 793,988 (13,809) 0.7
SCREEN Holdings Co. Ltd. 15,100 1,024,571 (81,402) 4.2
Seiko Epson Corp. 51,500 728,570 (61,204) 3.2
Shimamura Co. Ltd. 12,700 1,115,888 58,179 (3.0)
Sohgo Security Services Co. Ltd. 31,500 874,715 24,682 (1.3)
Taisei Corp. 28,575 890,968 39,067 (2.0)
Tosoh Corp. 73,400 913,003 (36,715) 1.9
Yamada Holdings Co. Ltd. 246,300 885,731 41,454 (2.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (57,400) (997,045) (52,066) 2.7
ANA Holdings, Inc. (39,800) (735,172) (24,115) 1.2
Asahi Intecc Co. Ltd. (50,900) (770,671) (102,535) 5.3
Daiichi Sankyo Co. Ltd. (33,000) (839,272) (92,740) 4.8
Daikin Industries Ltd. (7,900) (1,268,417) (117,594) 6.1
Denso Corp. (24,100) (1,272,058) 17,314 (0.9)
Fast Retailing Co. Ltd. (1,600) (840,443) (32,896) 1.7
JSR Corp. (58,000) (1,507,199) (12,631) 0.7
Keyence Corp. (2,600) (891,639) (7,361) 0.4
Kikkoman Corp. (16,000) (851,470) (67,272) 3.5
Kobe Bussan Co. Ltd. (38,400) (943,912) (41,988) 2.2
Kubota Corp. (54,600) (818,241) 19,592 (1.0)
Kurita Water Industries Ltd. (20,500) (742,067) (5,269) 0.3
Lasertec Corp. (9,500) (1,131,485) (30,845) 1.6
Mercari, Inc. (49,500) (721,967) (19,671) 1.0
Mitsubishi UFJ Financial Group, Inc. (201,400) (1,077,501) 7,726 (0.4)
MonotaRO Co. Ltd. (72,700) (1,084,226) (132,450) 6.9
Nidec Corp. (18,800) (1,164,977) (45,402) 2.4
Nippon Paint Holdings Co. Ltd. (151,100) (1,130,559) (128,218) 6.6
Nomura Research Institute Ltd. (35,400) (950,014) 16,536 (0.9)
Oriental Land Co. Ltd. (7,100) (991,529) (47,252) 2.4
Pan Pacific International Holdings Corp. (58,600) (934,274) (98,433) 5.1
Sekisui House Ltd. (53,900) (946,234) (24,098) 1.2
Sony Group Corp. (14,500) (1,182,573) 16,856 (0.9)
Tokio Marine Holdings, Inc. (13,800) (804,705) (47,068) 2.4
Toyota Motor Corp. (103,300) (1,593,847) (20,064) 1.0
Unicharm Corp. (28,300) (949,670) (50,726) 2.6
Yaskawa Electric Corp. (25,400) (820,373) (16,606) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-32.53% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
1-12 months
maturity
07/20/2022 $324,367,912 $(2,095,372) $(108,715) $(2,204,087)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alaska Air Group, Inc. 29,086 1,164,894 (9,731) 0.4
American International Group, Inc. 15,871 811,484 (3,388) 0.2
Arrow Electronics, Inc. 10,092 1,131,212 39,573 (1.8)
Cisco Systems, Inc. 26,540 1,131,666 (18,279) 0.8
Citigroup, Inc. 27,921 1,284,087 (14,798) 0.7
Coca-Cola Co. (The) 13,361 840,541 30,578 (1.4)
CVS Health Corp. 12,526 1,160,659 37,685 (1.7)
Douglas Emmett, Inc. 37,517 839,630 (11,146) 0.5
Expedia Group, Inc. 9,347 886,376 (37,713) 1.7
General Dynamics Corp. 4,403 974,164 50,502 (2.3)
Gilead Sciences, Inc. 17,159 1,060,598 42,104 (1.9)
Intel Corp. 23,950 895,970 10,538 (0.5)
Kraft Heinz Co. (The) 30,053 1,146,221 54,637 (2.5)
Lennar Corp. 12,081 852,556 71,761 (3.3)
Lockheed Martin Corp. 2,630 1,130,795 51,352 (2.3)
LyondellBasell Industries NV 10,979 960,223 (22,456) 1.0
ManpowerGroup, Inc. 14,918 1,139,884 6,612 (0.3)
Meta Platforms, Inc. 10,517 1,695,866 (25,095) 1.1
Owens Corning 12,612 937,198 (18,934) 0.9
Pfizer, Inc. 15,751 825,825 92,932 (4.2)
Tractor Supply Co. 5,894 1,142,552 8,660 (0.4)
Tyson Foods, Inc. 15,642 1,346,151 46,770 (2.1)
Ulta Beauty, Inc. 3,748 1,444,779 (34,294) 1.6
Vail Resorts, Inc. 3,820 832,951 (22,333) 1.0
Vishay Intertechnology, Inc. 57,967 1,032,972 525 (0.0)
Walmart, Inc. 7,231 879,145 18,336 (0.8)
Wells Fargo & Co. 26,392 1,033,775 10,586 (0.5)
Westrock Co. 25,536 1,017,354 (25,778) 1.2
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (69,328) (879,079) 17,694 (0.8)
American Tower Corp. (3,517) (898,910) (68,300) 3.1
Apple, Inc. (6,198) (847,391) (31,982) 1.5
Clorox Co. (The) (9,693) (1,366,519) (155,665) 7.1
Commerce Bancshares, Inc. (14,576) (956,914) (25,800) 1.2
Constellation Brands, Inc. (4,572) (1,065,550) (2,330) 0.1
Dominion Energy, Inc. (13,010) (1,038,328) (83,263) 3.8
First Financial Bankshares, Inc. (25,578) (1,004,448) (25,457) 1.2
Floor & Decor Holdings, Inc. (13,145) (827,609) 27,192 (1.2)
Honeywell International, Inc. (8,600) (1,494,766) 35,083 (1.6)
Hormel Foods Corp. (24,072) (1,140,050) (64,185) 2.9
Insulet Corp. (4,013) (874,593) (67,420) 3.1
International Business Machines Corp. (6,291) (888,226) (27,184) 1.2
Lowe's Cos., Inc. (5,203) (908,808) (11,447) 0.5
M&T Bank Corp. (8,040) (1,281,496) 24,113 (1.1)
McCormick & Co., Inc. (Non-Voting) (18,361) (1,528,553) (4,384) 0.2
NextEra Energy, Inc. (10,982) (850,666) (71,056) 3.2
Principal Financial Group, Inc. (15,359) (1,025,828) (35,352) 1.6
Progressive Corp. (The) (10,144) (1,179,443) (68,066) 3.1
Realty Income Corp. (20,165) (1,376,463) (59,132) 2.7
SVB Financial Group (2,641) (1,043,169) 12,059 (0.5)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Welltower, Inc. (16,453) (1,354,905) (77,328) 3.5
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 174,119 $ – $ 174,119
JPMC
Investment Companies 4,880,331 – 4,880,331
MLIN
Cash 520,000 – 520,000
MSIP
Cash (5,220) – (5,220)
U.S. Treasury Bills 38,099,546 – 38,099,546

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.4%
INVESTMENT COMPANIES - 28.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(a)(b) 7,780,102 7,780,102
Limited Purpose Cash Investment
Fund, 1.15% (1)(a) 163,674,215 163,543,275
TOTAL INVESTMENT COMPANIES
(Cost $171,339,233) 171,323,377
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 64.7%
U.S. Treasury Bills
0.28%, 7/14/2022 (c) $ 15,982,000 15,975,852
0.37%, 7/21/2022 (c) 30,202,000 30,184,969
0.52%, 8/4/2022 (c) 42,732,000 42,684,276
0.77%, 8/18/2022 (c) 2,368,000 2,363,798
0.71%, 8/25/2022 (c) 19,922,000 19,878,324
0.67%, 9/1/2022 (c) 5,398,000 5,383,846
0.70%, 9/8/2022 (c) 3,054,000 3,044,978
0.82%, 9/15/2022 (c)(d) 12,583,000 12,541,029
0.87%, 9/22/2022 (c) 6,980,000 6,953,836
1.12%, 10/6/2022 (c)(d) 8,184,000 8,145,631
1.26%, 10/20/2022 (c) 407,000 404,545
1.38%, 10/27/2022 (c)(d) 45,125,000 44,840,607
1.42%, 11/3/2022 (c)(d) 11,014,000 10,938,221
1.39%, 11/10/2022 (c)(d) 9,395,000 9,325,492
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 64.7% (continued)
1.50%, 11/17/2022 (c)(d) $ 34,777,000 34,501,563
1.54%, 11/25/2022 (c)(d) 35,094,000 34,803,100
1.59%, 12/1/2022 (c)(d) 44,794,000 44,374,462
1.72%, 12/8/2022 (c)(d) 21,209,000 20,996,180
2.42%, 12/22/2022 (c)(d) 8,483,000 8,384,387
2.53%, 12/29/2022 (c) 29,764,000 29,401,855
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $385,684,501) 385,126,951
TOTAL SHORT-TERM INVESTMENTS
(Cost $557,023,734) 556,450,328
TOTAL INVESTMEN TS IN SECURITIES
AT VALUE - 93.4%
(Cost $557,023,734) 556,450,328
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.6% (e) 39,474,208
NET ASSETS - 100.0% 595,924,536
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 171,323,377 28.7
U.S. Treasury Obligations 385,126,951 64.7
Total Investments In Securities
At Value $ 556,450,328 93.4
Other Assets in Excess of
Liabilities (e) 39,474,208 6.6
Net Assets
$ 595,924,536 100.0%
(a) Represents 7-day effective yield as of June 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 HKD 2,173,362 $ 1,261
1,261

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/28/2022 HKD 4,348,800 $ (2,101)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/28/2022 HKD 4,348,800 (780)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/16/2022 CHF 7,160,290 (97,308)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 AUD 2,465,394 (104,087)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-1.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 CAD 1,361,677 (82,974)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 761,917 (52,955)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 458,599 (48,122)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 162,627 (16,327)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 JPY 1,016,993,949 $ (407,681)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 1,537,751 (106,123)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 SGD 175,841 (6,697)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 1,065,844 (69,324)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 SEK 8,712,505 (84,595)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 CHF 1,244,086 (58,223)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 GBP 777,091 $ (36,010)
(1,173,307)
$ (1,172,046)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 18 7/2022 EUR $ 2,486,043 $ (14,213)
CAC 40 10 Euro Index 69 7/2022 EUR 4,276,328 (58,192)
Hang Seng Index 3 7/2022 HKD 415,660 (4,482)
IBEX 35 Index 31 7/2022 EUR 2,611,781 (37,012)
MSCI Singapore Index 45 7/2022 SGD 908,713 (26,122)
OMXS30 Index 109 7/2022 SEK 1,993,055 (64,742)
DAX Index 7 9/2022 EUR 2,342,090 (97,219)
FTSE 100 Index 65 9/2022 GBP 5,634,456 (28,529)
FTSE/MIB Index 7 9/2022 EUR 777,872 (27,828)
S&P 500 E-Mini Index 671 9/2022 USD 127,137,724 (6,307,453)
S&P/TSX 60 Index 40 9/2022 CAD 7,100,683 (385,779)
SPI 200 Index 22 9/2022 AUD 2,452,838 (40,960)
TOPIX Index 34 9/2022 JPY 4,687,279 (126,512)
$ (7,219,043)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 479,044 USD 372,193 CITI 9/21/2022 $ 20
CAD 479,044 USD 372,193 JPMC 9/21/2022 20
CHF 4,190,293 USD 4,349,633 CITI 9/21/2022 65,054
CHF 4,190,289 USD 4,349,635 JPMC 9/21/2022 65,047
EUR 1,234,367 USD 1,295,936 CITI 9/21/2022 5,053
EUR 1,234,366 USD 1,295,937 JPMC 9/21/2022 5,051
USD 282,961 CAD 356,500 CITI 9/21/2022 5,964
USD 282,961 CAD 356,500 JPMC 9/21/2022 5,963
USD 144,328 DKK 998,500 CITI 9/21/2022 2,814
USD 144,328 DKK 998,500 JPMC 9/21/2022 2,813
USD 42,156 HKD 330,000 CITI 9/21/2022 5
USD 42,156 HKD 330,000 JPMC 9/21/2022 5
USD 16,953 NOK 160,500 CITI 9/21/2022 629
USD 16,953 NOK 160,500 JPMC 9/21/2022 629
USD 5,817 NZD 9,000 CITI 9/21/2022 201
USD 5,817 NZD 9,000 JPMC 9/21/2022 201

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 73,004 SEK 717,621 CITI 9/21/2022 $ 2,615
USD 73,003 SEK 717,618 JPMC 9/21/2022 2,615
USD 58,448 SGD 80,500 CITI 9/21/2022 475
USD 58,448 SGD 80,500 JPMC 9/21/2022 475
Total unrealized appreciation 165,649
AUD 4,791,501 USD 3,388,000 CITI 9/21/2022 (78,450)
AUD 4,791,499 USD 3,388,003 JPMC 9/21/2022 (78,454)
CAD 7,102,666 USD 5,560,528 CITI 9/21/2022 (41,816)
CAD 7,102,656 USD 5,560,828 JPMC 9/21/2022 (42,123)
DKK 9,002,722 USD 1,285,488 CITI 9/21/2022 (9,559)
DKK 9,002,721 USD 1,285,490 JPMC 9/21/2022 (9,561)
EUR 11,345,078 USD 12,134,356 CITI 9/21/2022 (176,959)
EUR 11,345,069 USD 12,134,362 JPMC 9/21/2022 (176,971)
GBP 5,314,502 USD 6,666,746 CITI 9/21/2022 (187,399)
GBP 5,314,499 USD 6,666,750 JPMC 9/21/2022 (187,406)
HKD 10,066,000 USD 1,285,898 CITI 9/21/2022 (146)
HKD 10,066,000 USD 1,285,900 JPMC 9/21/2022 (147)
ILS 1,004,502 USD 301,961 CITI 9/21/2022 (12,720)
ILS 1,004,498 USD 301,960 JPMC 9/21/2022 (12,720)
JPY 1,210,869,503 USD 9,524,909 CITI 9/21/2022 (549,836)
JPY 1,210,869,498 USD 9,524,921 JPMC 9/21/2022 (549,854)
NOK 3,337,758 USD 347,987 CITI 9/21/2022 (8,512)
NOK 3,337,757 USD 347,987 JPMC 9/21/2022 (8,512)
NZD 126,000 USD 80,522 CITI 9/21/2022 (1,900)
NZD 125,999 USD 80,521 JPMC 9/21/2022 (1,900)
SEK 15,714,501 USD 1,590,821 CITI 9/21/2022 (49,454)
SEK 15,714,500 USD 1,590,823 JPMC 9/21/2022 (49,456)
SGD 2,924,359 USD 2,128,220 CITI 9/21/2022 (22,234)
SGD 2,924,356 USD 2,128,220 JPMC 9/21/2022 (22,236)
USD 76,888 CHF 74,500 CITI 9/21/2022 (1,602)
USD 76,888 CHF 74,500 JPMC 9/21/2022 (1,602)
Total unrealized depreciation (2,281,529)
Net unrealized depreciation $ (2,115,880)
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 08/25/2023 $142,538,524 $(381,854) $(4,771,104) $(5,152,958)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AT&T, Inc. 108,996 2,284,556 18,067 (0.4)
Berry Global Group, Inc. 24,486 1,337,915 (65,867) 1.3
BJ's Wholesale Club Holdings, Inc. 30,457 1,898,080 (83,684) 1.6
Celanese Corp. 11,238 1,321,701 (68,591) 1.3
CF Industries Holdings, Inc. 26,227 2,248,441 (28,587) 0.6
Dow, Inc. 35,959 1,855,844 (19,913) 0.4
Eagle Materials, Inc. 15,944 1,752,883 (22,807) 0.4
Greif, Inc. 23,197 1,447,029 (73,071) 1.4
Huntsman Corp. 51,520 1,460,592 (16,537) 0.3
International Paper Co. 50,029 2,092,713 (49,028) 1.0
Kroger Co. (The) 53,149 2,515,542 (67,412) 1.3
Lennar Corp. 46,379 3,272,966 (65,858) 1.3
LyondellBasell Industries NV 44,299 3,874,391 (31,196) 0.6
Mattel, Inc. 100,174 2,236,885 (119,218) 2.3
Mosaic Co. (The) 51,788 2,445,947 (76,833) 1.5
Olin Corp. 42,711 1,976,665 (39,314) 0.8
Packaging Corp. of America 11,249 1,546,738 (25,065) 0.5
Ralph Lauren Corp. 17,068 1,530,146 (77,489) 1.5
Reliance Steel & Aluminum Co. 8,259 1,402,874 (31,170) 0.6
Skechers USA, Inc. 36,921 1,313,649 (94,997) 1.8
Tapestry, Inc. 67,550 2,061,626 (137,127) 2.7
Toll Brothers, Inc. 53,214 2,373,344 (40,784) 0.8
Walmart, Inc. 33,759 4,104,419 (75,862) 1.5
Westrock Co. 102,067 4,066,349 (97,241) 1.9
Short Positions
Common Stocks
United Kingdom
Linde plc (4,529) (1,302,223) 38,814 (0.8)
United States
Air Products and Chemicals, Inc. (10,448) (2,512,535) 43,598 (0.8)
Albemarle Corp. (7,302) (1,525,972) 128,807 (2.5)
Amcor plc (151,818) (1,887,098) (9,109) 0.2
AptarGroup, Inc. (13,026) (1,344,413) 4,689 (0.1)
Avery Dennison Corp. (8,417) (1,362,460) 31,882 (0.6)
Ball Corp. (37,590) (2,585,064) 63,967 (1.2)
Cabot Corp. (21,554) (1,374,930) 36,828 (0.7)
Carter's, Inc. (25,265) (1,780,677) 62,321 (1.2)
Costco Wholesale Corp. (3,536) (1,694,734) 2,874 (0.1)
Ecolab, Inc. (8,853) (1,361,237) 27,887 (0.5)
Graphic Packaging Holding Co. (139,890) (2,867,745) 51,759 (1.0)
Grocery Outlet Holding Corp. (50,007) (2,131,798) 36,505 (0.7)
Hanesbrands, Inc. (176,912) (1,820,424) 65,873 (1.3)
Helen of Troy Ltd. (17,501) (2,842,337) 24,415 (0.5)
International Flavors & Fragrances, Inc. (16,839) (2,005,862) (3,486) 0.1
Iridium Communications, Inc. (37,696) (1,415,862) 10,178 (0.2)
Newmont Corp. (23,833) (1,422,115) 93,980 (1.8)
Peloton Interactive, Inc. (221,410) (2,032,544) 328,632 (6.4)
RPM International, Inc. (27,394) (2,156,456) 64,527 (1.3)
Scotts Miracle-Gro Co. (The) (31,729) (2,506,274) 83,695 (1.6)
Sherwin-Williams Co. (The) (11,576) (2,591,982) 37,622 (0.7)
Sysco Corp. (31,145) (2,638,293) 43,292 (0.8)
T-Mobile US, Inc. (10,622) (1,429,084) 21,244 (0.4)
TopBuild Corp. (17,818) (2,978,457) 54,523 (1.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Vulcan Materials Co. (12,408) (1,763,177) 36,467 (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $65,737,784 $(251,999) $(90,105) $(342,104)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 36,715 873,304 43,083 (12.6)
Aurizon Holdings Ltd. 884,369 2,325,918 (48,380) 14.1
Australia & New Zealand Banking Group Ltd. 132,488 2,017,886 60,052 (17.6)
BHP Group Ltd. 90,978 2,605,029 (65,123) 19.0
BlueScope Steel Ltd. 275,460 3,035,197 54,010 (15.8)
Brambles Ltd. 112,590 832,524 28,948 (8.5)
Coles Group Ltd. 80,539 991,141 55,114 (16.1)
Computershare Ltd. 32,090 547,236 26,708 (7.8)
Harvey Norman Holdings Ltd. 481,372 1,234,291 42,274 (12.4)
Incitec Pivot Ltd. 719,336 1,655,411 (12,902) 3.8
JB Hi-Fi Ltd. 116,304 3,093,254 102,855 (30.1)
Origin Energy Ltd. 156,021 619,334 5,605 (1.6)
QBE Insurance Group Ltd. 97,020 815,247 61,782 (18.1)
Santos Ltd. 178,667 905,874 (37,179) 10.9
Sonic Healthcare Ltd. 90,547 2,063,864 30,111 (8.8)
South32 Ltd. 757,968 2,053,859 (121,471) 35.5
Suncorp Group Ltd. 171,641 1,308,891 55,423 (16.2)
Telstra Corp. Ltd. 724,243 1,926,323 26,670 (7.8)
Westpac Banking Corp. 55,169 744,170 8,289 (2.4)
Short Positions
Common Stocks
Australia
Allkem Ltd. (82,700) (591,511) (29,237) 8.5
Alumina Ltd. (421,727) (427,496) 18,338 (5.4)
APA Group (93,465) (727,884) (1,454) 0.4
Cleanaway Waste Management Ltd. (248,666) (432,849) 22,002 (6.4)
Cochlear Ltd. (4,001) (549,308) (27,404) 8.0
Commonwealth Bank of Australia (36,492) (2,279,894) (81,937) 24.0
CSL Ltd. (9,280) (1,723,062) (83,313) 24.4
Domino's Pizza Enterprises Ltd. (37,281) (1,752,423) (192,476) 56.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Evolution Mining Ltd. (398,124) (650,516) 363,515 (106.3)
IDP Education Ltd. (108,265) (1,772,853) (142,247) 41.6
Insurance Australia Group Ltd. (314,271) (947,701) (49,629) 14.5
Lendlease Corp. Ltd. (252,433) (1,590,061) (975) 0.3
Lynas Rare Earths Ltd. (265,288) (1,603,500) (13,376) 3.9
Macquarie Group Ltd. (10,501) (1,195,601) (38,045) 11.1
Medibank Pvt Ltd. (307,192) (690,930) (39,969) 11.7
Mineral Resources Ltd. (18,561) (622,956) 33,956 (9.9)
National Australia Bank Ltd. (29,566) (560,655) (31,682) 9.3
NEXTDC Ltd. (58,387) (429,725) (27,918) 8.2
Northern Star Resources Ltd. (161,473) (757,423) 177,751 (52.0)
Orica Ltd. (48,369) (529,190) (25,051) 7.3
OZ Minerals Ltd. (86,940) (1,068,760) 135,370 (39.6)
Pilbara Minerals Ltd. (508,153) (808,299) (66,802) 19.5
Pro Medicus Ltd. (33,771) (986,912) (96,974) 28.3
Qantas Airways Ltd. (178,522) (552,496) (15,236) 4.5
REA Group Ltd. (11,869) (916,531) (135,861) 39.7
Reece Ltd. (139,581) (1,325,855) (21,432) 6.3
SEEK Ltd. (37,439) (543,087) (35,286) 10.3
Transurban Group (207,246) (2,061,954) (112,161) 32.8
Wesfarmers Ltd. (50,130) (1,449,959) (19,661) 5.7
Woolworths Group Ltd. (36,719) (901,904) (63,989) 18.7
Worley Ltd. (113,162) (1,115,777) (33,325) 9.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.43% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $110,760,748 $(714,007) $(21,072) $(735,079)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 39,756 2,376,878 (125,467) 17.1
Jordan
Hikma Pharmaceuticals plc 72,594 1,432,322 109,885 (14.9)
Netherlands
Shell plc 152,965 3,983,634 85,929 (11.7)
Nigeria
Airtel Africa plc 855,385 1,421,021 17,216 (2.3)
South Africa
Anglo American plc 39,397 1,408,386 (195,568) 26.6

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
abrdn plc 1,025,451 2,001,635 (35,416) 4.8
Associated British Foods plc 132,463 2,555,950 (40,768) 5.5
Aviva plc 203,444 996,523 (21,824) 3.0
BAE Systems plc 106,249 1,075,664 24,095 (3.3)
Barclays plc 1,248,007 2,333,720 (37,305) 5.1
Barratt Developments plc 345,388 1,931,984 (53,177) 7.2
BP plc 292,907 1,375,343 4,380 (0.6)
British American Tobacco plc 23,462 1,005,682 24,636 (3.4)
Centrica plc 3,070,798 2,998,753 85,986 (11.7)
Direct Line Insurance Group plc 291,131 893,609 18,965 (2.6)
DS Smith plc 280,025 948,395 (11,848) 1.6
Howden Joinery Group plc 164,675 1,213,894 (3,789) 0.5
Imperial Brands plc 139,577 3,124,812 95,369 (13.0)
Inchcape plc 105,854 899,548 (22,966) 3.1
InterContinental Hotels Group plc 28,512 1,515,356 12,885 (1.8)
JD Sports Fashion plc 879,188 1,238,791 99,525 (13.5)
Kingfisher plc 427,614 1,277,918 23,951 (3.3)
Marks & Spencer Group plc 1,007,626 1,671,686 (28,104) 3.8
National Grid plc 68,576 881,266 18,525 (2.5)
Persimmon plc 41,246 938,425 (27,675) 3.8
Royal Mail plc 789,330 2,607,521 (5,129) 0.7
Smiths Group plc 66,456 1,136,456 (28,772) 3.9
Spectris plc 36,895 1,222,316 (40,169) 5.5
Unilever plc 22,002 1,002,847 40,532 (5.5)
Vodafone Group plc 1,413,137 2,197,276 12,608 (1.7)
United States
GSK plc 147,790 3,185,111 156,234 (21.3)
Short Positions
Common Stocks
Hong Kong
Prudential plc (109,900) (1,367,072) (84,288) 11.5
United Kingdom
AstraZeneca plc (43,273) (5,708,652) (447,417) 60.9
AVEVA Group plc (63,757) (1,750,291) 137,994 (18.8)
B&M European Value Retail SA (353,922) (1,583,900) 41,188 (5.6)
BT Group plc (424,739) (965,329) 13,056 (1.8)
Compass Group plc (88,788) (1,822,941) (9,872) 1.3
ConvaTec Group plc (541,006) (1,482,888) (115,703) 15.7
Croda International plc (14,353) (1,134,490) (101,551) 13.8
Experian plc (41,809) (1,227,546) (64,616) 8.8
Halma plc (63,175) (1,551,082) (91,080) 12.4
Informa plc (256,849) (1,659,402) (9,796) 1.3
Ocado Group plc (184,455) (1,758,358) 107,545 (14.6)
Pennon Group plc (115,096) (1,339,274) 85,724 (11.7)
Reckitt Benckiser Group plc (12,883) (968,960) (25,188) 3.4
Rentokil Initial plc (223,750) (1,297,070) (83,930) 11.4
Severn Trent plc (81,391) (2,702,195) 128,442 (17.5)
St James's Place plc (97,610) (1,313,375) 16,228 (2.2)
Tate & Lyle plc (106,912) (979,755) 22,754 (3.1)
United Utilities Group plc (69,300) (862,666) 18,041 (2.5)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.15% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $34,510,719 $(729,551) $293,262 $(436,289)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 167,500 665,139 13,010 (3.0)
SITC International Holdings Co. Ltd. 94,000 267,353 (11,168) 2.6
Xinyi Glass Holdings Ltd. 257,000 620,081 61,329 (14.1)
Hong Kong
ASM Pacific Technology Ltd. 120,900 1,029,011 (8,688) 2.0
CK Asset Holdings Ltd. 151,997 1,079,987 88,214 (20.2)
CLP Holdings Ltd. 79,000 656,512 (72,403) 16.6
Henderson Land Development Co. Ltd. 122,000 458,522 11,832 (2.7)
HKT Trust & HKT Ltd. 242,000 325,016 7,975 (1.8)
Hong Kong & China Gas Co. Ltd. 25,955 28,011 722 (0.2)
Man Wah Holdings Ltd. 771,600 833,175 131,076 (30.0)
New World Development Co. Ltd. 259,250 933,853 12,199 (2.8)
Sino Land Co. Ltd. 678,000 1,001,187 47,802 (11.0)
Sun Hung Kai Properties Ltd. 241,000 2,853,455 66,309 (15.2)
Swire Pacific Ltd. 47,000 280,696 12,657 (2.9)
WH Group Ltd. 2,499,500 1,934,577 144,396 (33.1)
United Kingdom
CK Hutchison Holdings Ltd. 476,000 3,229,184 91,192 (20.9)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (476,400) (1,429,533) (200,102) 45.9
Chow Tai Fook Jewellery Group Ltd. (113,800) (214,956) (21,489) 4.9
ESR Group Ltd. (668,800) (1,813,553) (27,939) 6.4
Hong Kong
AIA Group Ltd. (263,600) (2,880,244) (214,614) 49.2
Hang Lung Properties Ltd. (130,000) (247,367) (8,798) 2.0
Hang Seng Bank Ltd. (64,200) (1,137,682) (11,883) 2.7
MTR Corp. Ltd. (199,026) (1,043,441) (11,127) 2.6
Power Assets Holdings Ltd. (129,500) (815,839) (8,815) 2.0
Swire Properties Ltd. (38,200) (95,104) (6,210) 1.4
Techtronic Industries Co. Ltd. (197,500) (2,062,325) 25,460 (5.8)
Wharf Real Estate Investment Co. Ltd. (550,000) (2,626,374) (303,730) 69.6

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (484,000) (2,899,438) (372,508) 85.4
Sands China Ltd. (5,600) (13,472) (2,838) 0.7
SJM Holdings Ltd. (564,000) (256,411) (29,281) 6.7
Wynn Macau Ltd. (1,143,600) (779,221) (132,131) 30.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.30% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $514,550,186 $(8,097,151) $242,437 $(7,854,714)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 443,000 3,265,932 (50,895) 0.6
Dai-ichi Life Holdings, Inc. 165,900 3,068,385 (53,525) 0.7
Iida Group Holdings Co. Ltd. 255,900 3,928,671 157,403 (2.0)
Japan Post Insurance Co. Ltd. 236,500 3,785,114 (58,400) 0.7
Japan Tobacco, Inc. 210,600 3,649,443 (60,271) 0.8
Kyushu Electric Power Co., Inc. 484,400 3,114,436 133,348 (1.7)
Lawson, Inc. 101,400 3,374,662 135,995 (1.7)
Mazda Motor Corp. 642,400 5,243,581 (11,192) 0.1
Mitsubishi HC Capital, Inc. 735,300 3,393,686 11,999 (0.2)
Mizuho Financial Group, Inc. 922,500 10,502,587 123,470 (1.6)
NGK Insulators Ltd. 227,200 3,060,949 (7,405) 0.1
NGK Spark Plug Co. Ltd. 209,400 3,798,421 (114,751) 1.5
NIPPON EXPRESS HOLDINGS, Inc. 57,100 3,110,417 (3,822) 0.0
Nippon Steel Corp. 239,100 3,346,230 (108,307) 1.4
Ricoh Co. Ltd. 404,300 3,156,432 (55,035) 0.7
SCREEN Holdings Co. Ltd. 59,600 4,044,002 (326,854) 4.2
Seiko Epson Corp. 200,200 2,832,226 (235,872) 3.0
Shimamura Co. Ltd. 49,900 4,384,475 228,594 (2.9)
Sohgo Security Services Co. Ltd. 124,900 3,468,314 98,574 (1.3)
Taisei Corp. 107,600 3,354,966 147,109 (1.9)
Tosoh Corp. 293,500 3,650,768 (149,330) 1.9
Yamada Holdings Co. Ltd. 976,600 3,511,999 165,854 (2.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (230,800) (4,009,025) (209,704) 2.7
Asahi Intecc Co. Ltd. (204,900) (3,102,369) (417,998) 5.3
BayCurrent Consulting, Inc. (10,600) (2,833,933) (144,993) 1.8
Daiichi Sankyo Co. Ltd. (129,400) (3,290,964) (367,025) 4.7
Daikin Industries Ltd. (32,300) (5,186,060) (480,801) 6.1
Denso Corp. (97,600) (5,151,570) 70,116 (0.9)
Fast Retailing Co. Ltd. (6,400) (3,361,772) (131,584) 1.7
JSR Corp. (232,000) (6,028,798) (53,824) 0.7
Keyence Corp. (10,300) (3,532,264) (31,460) 0.4
Kikkoman Corp. (65,400) (3,480,384) (274,974) 3.5
Kobe Bussan Co. Ltd. (152,300) (3,743,692) (167,979) 2.1
Kubota Corp. (217,100) (3,253,484) 77,900 (1.0)
Kurita Water Industries Ltd. (80,800) (2,924,830) (20,494) 0.3
Lasertec Corp. (37,400) (4,454,478) (130,820) 1.7
Mitsubishi UFJ Financial Group, Inc. (787,100) (4,211,026) 30,194 (0.4)
MonotaRO Co. Ltd. (289,100) (4,311,549) (540,705) 6.9
Nidec Corp. (73,300) (4,542,172) (177,019) 2.3
Nippon Paint Holdings Co. Ltd. (600,700) (4,494,553) (524,742) 6.7
Nomura Research Institute Ltd. (138,500) (3,716,862) 67,459 (0.9)
Oriental Land Co. Ltd. (28,200) (3,938,185) (187,676) 2.4
Pan Pacific International Holdings Corp. (233,400) (3,721,154) (405,879) 5.2
Sekisui House Ltd. (225,000) (3,949,955) (103,112) 1.3
Sony Group Corp. (57,700) (4,705,826) 63,525 (0.8)
Tokio Marine Holdings, Inc. (55,800) (3,253,807) (190,318) 2.4
Toyota Motor Corp. (418,400) (6,455,622) (82,801) 1.1
Unicharm Corp. (112,700) (3,781,901) (210,542) 2.7
West Japan Railway Co. (79,200) (2,913,646) (140,315) 1.8
Yaskawa Electric Corp. (96,700) (3,123,232) (64,222) 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.10% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/13/2025
- 07/01/2027 $75,061,684 $(1,972,286) $32,920 $(1,939,366)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 18,466 1,016,684 11,376 (0.6)
Arkema SA 5,560 497,356 (129,141) 6.7
Atos SE 180,156 2,442,375 (1,262,956) 65.1
AXA SA 72,601 1,658,319 (53,328) 2.7
BioMerieux 10,969 1,075,560 23,541 (1.2)
Bouygues SA 43,419 1,340,063 (96,856) 5.0
Carrefour SA 32,093 569,693 (57,373) 3.0
Cie de Saint-Gobain 51,456 2,223,375 (584,052) 30.1
Dassault Aviation SA 9,498 1,483,234 (67,715) 3.5
Dassault Systemes SE 10,360 383,743 (23,737) 1.2
Eiffage SA 24,780 2,241,599 (199,412) 10.3
Electricite de France SA 276,570 2,271,704 (204,446) 10.5
Eutelsat Communications SA 112,276 1,267,072 (17,771) 0.9
Ipsen SA 23,684 2,242,475 (4,931) 0.3
Korian SA 22,629 341,056 (49,514) 2.6
La Francaise des Jeux SAEM 33,401 1,159,825 (26,762) 1.4
Orange SA 228,592 2,693,631 94,002 (4.8)
Orpea SA 26,130 641,009 (4,955) 0.3
Publicis Groupe SA 24,909 1,225,038 (59,510) 3.1
Renault SA 65,019 1,641,464 (215,260) 11.1
Rexel SA 98,157 1,516,722 (413,107) 21.3
Rubis SCA 50,887 1,196,853 (322,968) 16.7
Sodexo SA 14,823 1,048,495 (33,587) 1.7
Thales SA 10,444 1,282,284 10,590 (0.5)
TotalEnergies SE 32,007 1,684,751 (183,859) 9.5
Luxembourg
Eurofins Scientific SE 10,813 853,991 (102,839) 5.3
SES SA 135,740 1,188,142 (36,822) 1.9
Singapore
STMicroelectronics NV 55,775 1,763,888 (339,122) 17.5
Short Positions
Common Stocks
France
Accor SA (28,834) (786,636) 120,163 (6.2)
Aeroports de Paris (13,185) (1,680,828) 103,666 (5.3)
Air Liquide SA (29,092) (3,915,866) 409,624 (21.1)
Airbus SE (11,856) (1,159,634) 149,908 (7.7)
Alstom SA (64,630) (1,475,797) 315,636 (16.3)
Bureau Veritas SA (13,703) (352,552) 24,831 (1.3)
Cie Generale des Etablissements Michelin SCA (55,709) (1,521,467) 176,011 (9.1)
Edenred (10,180) (482,233) (10,382) 0.5
EssilorLuxottica SA (25,935) (3,932,076) (42,847) 2.2
Getlink SE (32,933) (584,078) 15,398 (0.8)
Hermes International (1,256) (1,413,538) 88 (0.0)
L'Oreal SA (6,497) (2,255,794) (61,064) 3.1
LVMH Moet Hennessy Louis Vuitton SE (3,591) (2,200,845) 10,405 (0.5)
Pernod Ricard SA (2,473) (457,195) 1,126 (0.1)
Remy Cointreau SA (3,421) (600,254) 6,693 (0.3)
Safran SA (5,561) (553,684) (55) 0.0
Sanofi (10,880) (1,097,205) 23,125 (1.2)
Sartorius Stedim Biotech (4,333) (1,367,139) 86,815 (4.5)
SOITEC (8,254) (1,185,605) 336,756 (17.4)
Valeo (56,837) (1,107,524) 166,514 (8.6)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Vivendi SE (42,110) (429,728) 57,458 (3.0)
United States
Schneider Electric SE (38,549) (4,593,328) 537,145 (27.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.29% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/13/2025
- 07/01/2027 $793,232,688 $(5,323,248) $660,841 $(4,662,407)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 8,199 3,001,326 (419,630) 9.0
Alaska Air Group, Inc. 113,537 4,547,157 (454,390) 9.7
American International Group, Inc. 59,798 3,057,472 (204,852) 4.4
Booking Holdings, Inc. 1,685 2,947,048 (876,700) 18.8
Citigroup, Inc. 108,869 5,006,885 (433,299) 9.3
CNO Financial Group, Inc. 166,754 3,016,580 (216,538) 4.6
Coca-Cola Co. (The) 51,544 3,242,633 36,038 (0.8)
Colgate-Palmolive Co. 48,029 3,849,044 134,037 (2.9)
Douglas Emmett, Inc. 148,929 3,333,031 (375,941) 8.1
DTE Energy Co. 24,654 3,124,894 (14,290) 0.3
Expedia Group, Inc. 37,132 3,521,228 (724,585) 15.5
Fidelity National Financial, Inc. 82,371 3,044,432 (302,287) 6.5
General Motors Co. 98,986 3,143,795 (439,737) 9.4
Global Payments, Inc. 29,789 3,295,855 (341,084) 7.3
Intel Corp. 94,817 3,547,104 (246,524) 5.3
Kraft Heinz Co. (The) 119,540 4,559,256 83,164 (1.8)
ManpowerGroup, Inc. 59,166 4,520,874 (547,175) 11.7
Meta Platforms, Inc. 41,551 6,700,099 (705,978) 15.1
Old Republic International Corp. 130,153 2,910,221 (105,424) 2.3
PepsiCo, Inc. 18,192 3,031,879 46,679 (1.0)
PPL Corp. 113,004 3,065,799 (209,022) 4.5
Simon Property Group, Inc. 33,047 3,136,821 (268,806) 5.8
Starbucks Corp. 41,373 3,160,483 (104,260) 2.2
Tractor Supply Co. 22,876 4,434,513 (112,177) 2.4
Tyson Foods, Inc. 65,026 5,596,138 48,770 (1.0)
Ulta Beauty, Inc. 15,094 5,818,435 (446,561) 9.6
Vail Resorts, Inc. 14,456 3,152,131 (116,007) 2.5
Wells Fargo & Co. 94,947 3,719,074 (277,618) 6.0

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (268,984) (3,410,717) 333,083 (7.1)
American Tower Corp. (13,654) (3,489,826) 62,945 (1.4)
Clorox Co. (The) (39,200) (5,526,416) (325,587) 7.0
Commerce Bancshares, Inc. (57,861) (3,798,575) 81,005 (1.7)
Constellation Brands, Inc. (17,761) (4,139,379) 164,225 (3.5)
Dominion Energy, Inc. (52,278) (4,172,307) (24,571) 0.5
Etsy, Inc. (40,623) (2,974,010) 394,208 (8.5)
First Financial Bankshares, Inc. (100,464) (3,945,221) 45,044 (1.0)
Floor & Decor Holdings, Inc. (51,252) (3,226,826) 290,025 (6.2)
Hormel Foods Corp. (94,884) (4,493,706) (195,461) 4.2
International Business Machines Corp. (26,016) (3,673,199) (65,112) 1.4
Lowe's Cos., Inc. (19,921) (3,479,601) 390,651 (8.4)
M&T Bank Corp. (31,273) (4,984,603) 317,370 (6.8)
McCormick & Co., Inc. (Non-Voting) (76,443) (6,363,880) 291,661 (6.3)
NextEra Energy, Inc. (42,405) (3,284,691) (6,110) 0.1
NVIDIA Corp. (20,808) (3,154,285) 481,778 (10.3)
Principal Financial Group, Inc. (61,005) (4,074,524) 191,403 (4.1)
Progressive Corp. (The) (40,980) (4,764,745) (29,915) 0.6
Realty Income Corp. (78,859) (5,382,915) (140,760) 3.0
SVB Financial Group (10,467) (4,134,360) 697,961 (15.0)
TransUnion (37,145) (2,971,229) 47,552 (1.0)
Welltower, Inc. (64,753) (5,332,410) 56,983 (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
31-62 months
maturity
ranging from
01/21/2025
- 07/02/2027 $89,836,905 $(497,708) $3,072 $(494,636)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 66,740 2,286,540 111,765 (22.6)
Bank of Montreal 10,284 988,932 (4,017) 0.8
Canadian Natural Resources Ltd. 17,240 926,422 1,051 (0.2)
Canadian Tire Corp. Ltd. 13,894 1,752,941 (1,187) 0.2
Capital Power Corp. 27,252 952,931 23,712 (4.8)
CI Financial Corp. 129,798 1,378,448 (38,923) 7.9
Empire Co. Ltd. 45,575 1,403,860 (26,201) 5.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Fairfax Financial Holdings Ltd. 3,993 2,115,930 150,451 (30.4)
Finning International, Inc. 57,067 1,201,014 (61,464) 12.4
George Weston Ltd. 8,536 997,171 44,503 (9.0)
iA Financial Corp., Inc. 25,297 1,258,168 59,548 (12.0)
Imperial Oil Ltd. 41,081 1,936,603 (80,745) 16.3
Loblaw Cos. Ltd. 11,079 999,193 50,909 (10.3)
Magna International, Inc. 15,581 855,551 (10,047) 2.0
Manulife Financial Corp. 156,704 2,717,242 105,914 (21.4)
Nutrien Ltd. 11,195 891,547 (49,313) 10.0
Onex Corp. 31,014 1,544,436 (23,365) 4.7
Open Text Corp. 32,690 1,236,541 20,825 (4.2)
Suncor Energy, Inc. 65,373 2,293,540 4,961 (1.0)
Teck Resources Ltd. 48,454 1,481,626 (220,879) 44.7
TFI International, Inc. 10,758 863,599 68,141 (13.8)
Toromont Industries Ltd. 12,414 1,003,767 49,641 (10.0)
West Fraser Timber Co. Ltd. 26,634 2,043,692 (60,212) 12.2
Whitecap Resources, Inc. 227,274 1,578,488 (146,549) 29.6
Chile
Lundin Mining Corp. 193,339 1,225,642 (148,510) 30.0
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (34,125) (1,229,582) 95,970 (19.4)
Canada
Agnico Eagle Mines Ltd. (18,928) (866,406) 95,050 (19.2)
Algonquin Power & Utilities Corp. (67,927) (912,941) (20,459) 4.1
Ballard Power Systems, Inc. (275,153) (1,737,876) (17,101) 3.5
BlackBerry Ltd. (186,354) (1,004,736) (16,439) 3.3
Boralex, Inc. (44,379) (1,478,381) (64,817) 13.1
Brookfield Asset Management, Inc. (45,373) (2,018,379) (26,085) 5.3
CAE, Inc. (84,096) (2,072,347) (95,538) 19.3
Cameco Corp. (61,296) (1,288,587) (5,757) 1.2
Canadian Pacific Railway Ltd. (24,821) (1,733,729) (34,521) 7.0
Dollarama, Inc. (25,415) (1,463,455) (42,056) 8.5
Element Fleet Management Corp. (107,045) (1,116,022) (41,355) 8.4
Emera, Inc. (19,957) (934,903) (40,156) 8.1
Franco-Nevada Corp. (14,821) (1,949,574) 134,831 (27.3)
GFL Environmental, Inc. (34,236) (881,965) (18,910) 3.8
Innergex Renewable Energy, Inc. (66,011) (887,189) 3,590 (0.7)
Intact Financial Corp. (12,799) (1,805,303) (50,611) 10.2
Metro, Inc. (18,672) (1,002,213) (25,966) 5.2
Restaurant Brands International, Inc. (23,010) (1,154,254) (41,115) 8.3
Royal Bank of Canada (11,400) (1,103,866) (974) 0.2
Shopify, Inc. (29,040) (907,387) 24,004 (4.9)
TC Energy Corp. (29,850) (1,546,300) 4,445 (0.9)
TMX Group Ltd. (11,083) (1,127,931) 21,009 (4.2)
Toronto-Dominion Bank (The) (22,517) (1,476,585) 26,292 (5.3)
United States
Brookfield Renewable Corp. (38,100) (1,357,120) (36,171) 7.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
01/21/2025
- 05/31/2027 $40,280,512 $(955,441) $(509,136) $(1,464,577)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 965,099 1,228,120 (128,134) 8.7
Assicurazioni Generali SpA 24,708 394,655 (9,773) 0.7
Azimut Holding SpA 72,578 1,263,291 (33,119) 2.3
Banco BPM SpA 314,604 898,095 (6,314) 0.4
Buzzi Unicem SpA 95,053 1,560,240 (143,104) 9.8
Davide Campari-Milano NV 58,155 613,518 19,318 (1.3)
Hera SpA 327,750 949,734 (30,173) 2.1
Italgas SpA 150,029 875,471 (2,619) 0.2
Leonardo SpA 358,116 3,633,375 (10,016) 0.7
Pirelli & C SpA 54,404 221,426 (20,308) 1.4
Poste Italiane SpA 93,049 870,611 (6,595) 0.5
Prysmian SpA 14,403 395,692 (23,608) 1.6
Salvatore Ferragamo SpA 1,840 28,425 1,179 (0.1)
UniCredit SpA 290,478 2,775,908 (208,189) 14.2
Unipol Gruppo SpA 647,645 2,950,014 (30,345) 2.1
United States
Stellantis NV 287,417 3,568,208 (115,586) 7.9
Short Positions
Common Stocks
Italy
Amplifon SpA (15,100) (464,243) (48,071) 3.3
Banca Generali SpA (23,043) (652,418) 15,272 (1.0)
Brembo SpA (40,735) (397,187) 18,170 (1.2)
DiaSorin SpA (8,816) (1,159,397) (62,298) 4.3
Enel SpA (168,696) (925,166) 36,897 (2.5)
Ferrari NV (12,859) (2,366,541) (112,075) 7.7
FinecoBank Banca Fineco SpA (167,556) (2,010,096) (106,697) 7.3
Infrastrutture Wireless Italiane SpA (60,992) (620,063) (23,082) 1.6
Interpump Group SpA (11,105) (425,193) 16,101 (1.1)
Intesa Sanpaolo SpA (1,540,214) (2,882,466) 72,090 (4.9)
Mediobanca Banca di Credito Finanziario SpA (37,457) (324,851) 8,015 (0.5)
Moncler SpA (24,184) (1,041,992) (99,462) 6.8
Nexi SpA (177,690) (1,475,617) 33,431 (2.3)
Recordati Industria Chimica e Farmaceutica SpA (9,318) (406,351) (19,607) 1.3
Reply SpA (284) (34,549) (3,091) 0.2

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Snam SpA (4,797) (25,167) 401 (0.0)
Telecom Italia SpA (440,296) (115,449) (881) 0.1
Terna - Rete Elettrica Nazionale (210,452) (1,654,623) (13,341) 0.9
United Kingdom
CNH Industrial NV (70,567) (816,132) 65,360 (4.5)
United States
Tenaris SA (19,949) (256,228) 14,813 (1.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
01/21/2025
- 07/01/2027 $10,824,263 $(194,442) $(45,868) $(240,310)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 162,800 473,843 3,946 (1.6)
Yangzijiang Shipbuilding Holdings Ltd. 5,162,100 3,456,689 (221,767) 92.3
Singapore
Genting Singapore Ltd. 977,200 506,819 (6,973) 2.9
Oversea-Chinese Banking Corp. Ltd. 227,200 1,863,732 (5,968) 2.5
Singapore Airlines Ltd. 106,000 389,493 (3,969) 1.7
Singapore Technologies Engineering Ltd. 260,500 766,864 22,889 (9.5)
Singapore Telecommunications Ltd. 45,800 83,359 1,932 (0.8)
United Overseas Bank Ltd. 12,100 228,595 (4,433) 1.8
Short Positions
Common Stocks
Singapore
City Developments Ltd. (163,100) (957,969) (2,356) 1.0
DBS Group Holdings Ltd. (30,300) (648,342) 8,283 (3.4)
Keppel Corp. Ltd. (39,400) (184,062) 1,593 (0.7)
SATS Ltd. (138,600) (388,868) 2,474 (1.0)
Venture Corp. Ltd. (73,100) (875,628) 9,907 (4.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.45% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
31-62 months
maturity
ranging from
01/22/2025
- 07/01/2027 $353,588,715 $(1,984,879) $30,034 $(1,954,845)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 19,363 2,103,790 85,518 (4.4)
Allison Transmission Holdings, Inc. 79,745 3,066,195 53,607 (2.7)
APA Corp. 59,686 2,083,041 (257,844) 13.2
Arrow Electronics, Inc. 41,119 4,609,029 163,066 (8.3)
Builders FirstSource, Inc. 53,708 2,884,120 172,940 (8.8)
Cisco Systems, Inc. 109,967 4,688,993 (77,898) 4.0
CVS Health Corp. 48,373 4,482,242 151,522 (7.8)
Danaher Corp. 8,370 2,121,962 72,405 (3.7)
EMCOR Group, Inc. 23,266 2,395,467 151,960 (7.8)
Emerson Electric Co. 25,292 2,011,726 22,510 (1.2)
General Dynamics Corp. 17,774 3,932,498 203,868 (10.4)
Gilead Sciences, Inc. 69,460 4,293,323 172,823 (8.8)
IPG Photonics Corp. 24,747 2,329,435 83,260 (4.3)
IQVIA Holdings, Inc. 9,378 2,034,932 187,935 (9.6)
Jabil, Inc. 47,249 2,419,621 (113,398) 5.8
Kennametal, Inc. 136,976 3,181,952 (22,956) 1.2
Lennox International, Inc. 10,148 2,096,475 150,841 (7.7)
Lockheed Martin Corp. 10,690 4,596,272 212,033 (10.8)
Marathon Oil Corp. 106,586 2,396,053 (172,315) 8.8
Medtronic plc 28,245 2,534,989 35,865 (1.8)
Merck & Co., Inc. 22,053 2,010,572 119,767 (6.1)
Owens Corning 50,173 3,728,356 (76,572) 3.9
Pfizer, Inc. 64,250 3,368,628 379,075 (19.4)
Syneos Health, Inc. 34,843 2,497,546 249,298 (12.8)
Textron, Inc. 45,070 2,752,425 100,777 (5.2)
Viatris, Inc. 202,946 2,124,845 1,878 (0.1)
Vishay Intertechnology, Inc. 231,255 4,120,964 1,877 (0.1)
Western Digital Corp. 61,574 2,760,362 (78,106) 4.0

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Amgen, Inc. (9,838) (2,393,585) (84,410) 4.3
Apple, Inc. (20,419) (2,791,686) (105,362) 5.4
Boeing Co. (The) (20,616) (2,818,620) 4,143 (0.2)
Catalent, Inc. (26,676) (2,862,068) (117,234) 6.0
Caterpillar, Inc. (13,137) (2,348,370) 172,254 (8.8)
Eli Lilly & Co. (6,709) (2,175,259) (222,777) 11.4
HealthEquity, Inc. (33,970) (2,085,418) 242,546 (12.4)
HEICO Corp. (18,171) (2,382,582) (27,620) 1.4
Honeywell International, Inc. (33,968) (5,903,978) 144,420 (7.4)
II-VI, Inc. (52,065) (2,652,712) 42,693 (2.2)
Illinois Tool Works, Inc. (14,574) (2,656,112) (58,296) 3.0
Insulet Corp. (16,086) (3,505,783) (271,656) 13.9
Jazz Pharmaceuticals plc (13,689) (2,135,621) (179,326) 9.2
Novocure Ltd. (31,826) (2,211,907) (352,696) 18.0
PerkinElmer, Inc. (16,472) (2,342,648) (84,015) 4.3
Quanta Services, Inc. (24,138) (3,025,457) (236,366) 12.1
Repligen Corp. (13,691) (2,223,418) (214,234) 11.0
Stanley Black & Decker, Inc. (20,187) (2,116,809) (18,325) 0.9
STERIS plc (10,685) (2,202,713) (136,794) 7.0
Teledyne Technologies, Inc. (8,607) (3,228,572) (191,989) 9.8
Thermo Fisher Scientific, Inc. (4,486) (2,437,154) (187,152) 9.6
Williams Cos., Inc. (The) (74,585) (2,327,798) (105,819) 5.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.25% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-64 months
maturity
05/12/2023 $52,980,746 $28,261 $(48,220) $(19,959)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 19,442 521,399 (3,873) 19.4
Baloise Holding AG (Registered) 788 128,990 635 (3.2)
Barry Callebaut AG (Registered) 638 1,427,474 28,038 (140.5)
Belimo Holding AG (Registered) 1,104 388,695 14,007 (70.2)
Bucher Industries AG (Registered) 3,967 1,384,670 (40,649) 203.7
DKSH Holding AG 18,341 1,517,601 47,001 (235.5)
dormakaba Holding AG 1,567 683,882 20,741 (103.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Galenica AG 14,553 1,119,512 108,051 (541.4)
Georg Fischer AG (Registered) 3,333 164,613 (3,896) 19.5
Helvetia Holding AG (Registered) 6,506 764,086 2,590 (13.0)
Julius Baer Group Ltd. 22,092 1,024,850 (21,145) 105.9
Kuehne + Nagel International AG (Registered) 4,471 1,062,321 22,139 (110.9)
Novartis AG (Registered) 48,850 4,141,534 99,069 (496.4)
OC Oerlikon Corp. AG (Registered) 104,683 730,860 (31,797) 159.3
Schindler Holding AG 1,173 214,494 757 (3.8)
Stadler Rail AG 5,916 192,761 (10,254) 51.4
Sulzer AG (Registered) 6,435 401,104 (29,963) 150.1
Swatch Group AG (The) 7,951 1,888,669 39,696 (198.9)
Swisscom AG (Registered) 1,767 977,364 16,286 (81.6)
Temenos AG (Registered) 30,344 2,596,841 100,589 (504.0)
UBS Group AG (Registered) 13,886 224,491 3,834 (19.2)
United States
Roche Holding AG 7,238 2,419,662 119,712 (599.8)
Swiss Re AG 1,727 134,046 (848) 4.2
Short Positions
Common Stocks
Austria
ams-OSRAM AG (17,269) (156,233) 3,750 (18.8)
Switzerland
Adecco Group AG (Registered) (3,747) (127,716) 920 (4.6)
Alcon, Inc. (13,368) (937,385) (30,617) 153.4
Bachem Holding AG (Registered) (25,705) (1,791,641) 112,247 (562.4)
BKW AG (1,423) (148,878) (42) 0.2
Chocoladefabriken Lindt & Spruengli AG (36) (366,554) (22,637) 113.4
Cie Financiere Richemont SA (3,223) (346,676) (12,394) 62.1
Clariant AG (Registered) (72,556) (1,383,519) (19,034) 95.4
Credit Suisse Group AG (Registered) (274,145) (1,564,778) 71,752 (359.5)
Dufry AG (Registered) (32,033) (1,039,470) 14,483 (72.6)
EMS-Chemie Holding AG (Registered) (1,278) (953,773) (36,087) 180.8
Flughafen Zurich AG (Registered) (3,170) (480,333) 27,385 (137.2)
Givaudan SA (Registered) (1,186) (4,180,309) (303,158) 1518.9
Holcim AG (14,219) (609,847) 49,531 (248.2)
Idorsia Ltd. (105,877) (1,516,743) 22,734 (113.9)
Logitech International SA (Registered) (49,953) (2,604,811) 56,489 (283.0)
Lonza Group AG (Registered) (298) (159,173) (3,969) 19.9
Partners Group Holding AG (393) (354,917) (2,940) 14.7
SIG Group AG (106,683) (2,355,777) (205,210) 1028.2
Sika AG (Registered) (7,402) (1,708,658) (9,838) 49.3
Sonova Holding AG (Registered) (1,355) (433,033) (33,339) 167.0
Straumann Holding AG (Registered) (6,110) (736,048) (93,143) 466.7
Swiss Life Holding AG (Registered) (1,288) (628,760) 36,928 (185.0)
Tecan Group AG (Registered) (3,266) (951,021) 4,880 (24.5)
VAT Group AG (4,360) (1,042,722) 6,520 (32.7)
Zurich Insurance Group AG (1,225) (534,190) (10,006) 50.1
United States
Nestle SA (Registered) (14,835) (1,733,807) (77,273) 387.2

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.70% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
21-25 months
maturity
02/21/2024 $23,393,255 $239 $825 $1,064
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,275 2,993,187 1,773 166.6
Carlsberg A/S 12,405 1,585,393 45,070 4235.9
Demant A/S 2,935 110,331 5,751 540.5
DSV A/S 3,991 561,204 (3,815) (358.6)
Genmab A/S 2,351 762,770 104,759 9845.8
H Lundbeck A/S 151,759 737,034 26,086 2451.7
H Lundbeck A/S 49,636 238,195 6,714 631.0
ISS A/S 119,257 1,901,315 (28,300) (2659.8)
Novo Nordisk A/S 16,907 1,875,027 71,623 6731.5
Pandora A/S 33,774 2,145,746 (66,455) (6245.8)
Short Positions
Common Stocks
Denmark
Ambu A/S (55,173) (539,100) 14,375 1351.1
Chr Hansen Holding A/S (7,693) (561,572) (37,725) (3545.6)
Coloplast A/S (11,718) (1,338,895) (77,611) (7294.3)
GN Store Nord A/S (28,118) (991,924) (122,249) (11489.5)
Novozymes A/S (13,084) (787,434) (51,343) (4825.5)
Orsted A/S (6,690) (704,617) (46,346) (4355.9)
ROCKWOOL A/S (645) (146,437) 2,737 257.2
Royal Unibrew A/S (5,374) (478,274) (11,206) (1053.2)
SimCorp A/S (8,696) (635,701) (16,969) (1594.8)
Tryg A/S (61,315) (1,381,421) (35,481) (3334.7)
Vestas Wind Systems A/S (137,225) (2,917,678) 218,851 20568.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
6-61 months
maturity
12/16/2022 $161,692,735 $(3,468,384) $(1,975,014) $(5,443,398)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 114,136 1,684,630 (147,621) 2.7
Finland
Nokia OYJ 352,331 1,633,073 (9,968) 0.2
Nokian Renkaat OYJ 170,960 1,885,610 (136,008) 2.5
Germany
BASF SE 48,748 2,132,835 (150,650) 2.8
Bayer AG (Registered) 26,566 1,586,426 (100,257) 1.8
Bayerische Motoren Werke AG 19,352 1,500,179 (65,515) 1.2
Covestro AG 64,559 2,243,342 (173,957) 3.2
Deutsche Bank AG (Registered) 350,741 3,082,208 (275,998) 5.1
Deutsche Post AG (Registered) 38,481 1,452,895 32,406 (0.6)
Freenet AG 58,071 1,448,188 20,802 (0.4)
GEA Group AG 50,975 1,767,202 (47,667) 0.9
HUGO BOSS AG 30,202 1,599,302 56,534 (1.0)
ProSiebenSat.1 Media SE 304,370 2,830,975 (80,537) 1.5
thyssenkrupp AG 245,232 1,398,386 (299,179) 5.5
Luxembourg
ArcelorMittal SA 81,291 1,822,982 (273,258) 5.0
Netherlands
Aegon NV 703,981 3,031,786 (149,150) 2.7
ASR Nederland NV 54,135 2,182,560 6,256 (0.1)
Koninklijke Ahold Delhaize NV 81,815 2,129,564 (15,173) 0.3
NN Group NV 50,860 2,303,596 (85,253) 1.6
OCI NV 56,110 1,845,777 1,794 (0.0)
Spain
Banco de Sabadell SA 1,943,835 1,558,603 (64,284) 1.2
Banco Santander SA 765,482 2,165,867 (1,480) 0.0
Enagas SA 69,524 1,537,631 (3,553) 0.1
Industria de Diseno Textil SA 120,921 2,747,987 (6,888) 0.1
Mapfre SA 1,030,135 1,821,658 2,650 (0.0)
Red Electrica Corp. SA 75,083 1,421,290 (43,399) 0.8
Repsol SA 291,890 4,303,044 76,537 (1.4)
Telefonica SA 534,434 2,728,572 265,428 (4.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Prosus NV (69,285) (4,486,456) (937,417) 17.2
Germany
adidas AG (17,390) (3,089,003) (62,830) 1.2
Allianz SE (Registered) (8,237) (1,579,118) 4,330 (0.1)
Continental AG (30,155) (2,116,542) 83,817 (1.5)
Deutsche Telekom AG (Registered) (140,591) (2,796,251) (118,115) 2.2
Fresenius Medical Care AG & Co. KGaA (42,112) (2,109,858) 51,819 (1.0)
Puma SE (24,521) (1,626,882) 43,922 (0.8)
SAP SE (16,390) (1,493,956) 35,043 (0.6)
Siemens AG (Registered) (19,023) (1,955,498) 83,552 (1.5)
Symrise AG (14,182) (1,546,764) (94,580) 1.7
Zalando SE (54,725) (1,441,600) 13,942 (0.3)
Netherlands
Adyen NV (1,085) (1,565,799) (155,659) 2.9
Argenx SE (7,775) (2,930,813) (233,887) 4.3
ASM International NV (8,945) (2,225,581) (32,079) 0.6
Koninklijke DSM NV (9,721) (1,392,539) 18,887 (0.3)
South Korea
Delivery Hero SE (43,174) (1,628,775) (38,894) 0.7
Spain
Acciona SA (8,513) (1,568,592) 3,603 (0.1)
Bankinter SA (260,611) (1,630,085) (54,802) 1.0
CaixaBank SA (1,064,699) (3,728,633) 88,993 (1.6)
Cellnex Telecom SA (109,077) (4,245,080) 155,748 (2.9)
Ferrovial SA (100,136) (2,547,837) (71,817) 1.3
Iberdrola SA (133,744) (1,392,464) (2,310) 0.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
20-25 months
maturity
02/21/2024 $10,400,231 $(348,720) $(51,602) $(400,322)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 17,559 735,740 (51,319) 12.8

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 81,667 2,845,719 (62,970) 15.7
Leroy Seafood Group ASA 99,431 711,931 10,828 (2.7)
Norsk Hydro ASA 141,411 799,150 (81,231) 20.3
Orkla ASA 22,214 177,950 9,795 (2.4)
Telenor ASA 9,346 124,893 3,344 (0.8)
TOMRA Systems ASA 6,941 130,268 3,359 (0.8)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (13,475) (868,463) (33,945) 8.5
France
Adevinta ASA (162,996) (1,199,965) (114,395) 28.6
Norway
Gjensidige Forsikring ASA (2,079) (42,321) (1,141) 0.3
Kongsberg Gruppen ASA (15,828) (569,257) (23,841) 6.0
Salmar ASA (18,740) (1,326,721) 6,999 (1.7)
Schibsted ASA (12,332) (222,765) (24,946) 6.2
United Kingdom
Subsea 7 SA (80,767) (645,088) 10,743 (2.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-2.13% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
20-25 months
maturity
02/21/2024 $43,713,518 $(138,259) $40,713 $(97,546)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 42,078 603,050 (16,780) 17.2
Finland
Nordea Bank Abp 79,138 699,067 (25,492) 26.1
Sweden
Boliden AB 38,854 1,242,570 (68,937) 70.7
Elekta AB 217,511 1,507,454 79,033 (81.0)
Essity AB 16,197 423,399 (1,471) 1.5
Evolution AB 2,405 220,012 2,942 (3.0)
Getinge AB 44,011 1,020,015 80,586 (82.6)
H & M Hennes & Mauritz AB 66,159 794,083 (11,744) 12.0
Saab AB 46,626 1,928,097 182,428 (187.0)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Securitas AB 160,376 1,386,582 19,512 (20.0)
Skandinaviska Enskilda Banken AB 81,777 805,654 (23,328) 23.9
Skanska AB 76,738 1,180,655 (9,428) 9.7
SSAB AB 614,797 2,554,622 (158,314) 162.3
Svenska Handelsbanken AB 75,346 646,763 (12,379) 12.7
Swedbank AB 152,341 1,932,079 (74,918) 76.8
Swedish Orphan Biovitrum AB 11,050 240,008 4,071 (4.2)
Telefonaktiebolaget LM Ericsson 498,592 3,723,993 32,470 (33.3)
Telia Co. AB 447,790 1,718,665 31,709 (32.5)
Volvo AB 60,479 941,016 (33,910) 34.8
Short Positions
Common Stocks
Sweden
AAK AB (70,768) (1,154,717) (66,470) 68.1
Alfa Laval AB (69,497) (1,684,754) 23,301 (23.9)
Assa Abloy AB (7,491) (159,858) (442) 0.5
Atlas Copco AB (16,929) (158,456) 1,637 (1.7)
Axfood AB (53,892) (1,551,687) (147,195) 150.9
Beijer Ref AB (65,555) (898,979) (22,968) 23.5
BillerudKorsnas AB (8,668) (101,635) 2,029 (2.1)
Electrolux AB (47,322) (639,172) (11,897) 12.2
Embracer Group AB (177,075) (1,360,130) 49,581 (50.8)
Epiroc AB (86,035) (1,333,978) 81,428 (83.5)
EQT AB (93,128) (1,914,065) 46,658 (47.8)
Hexagon AB (219,218) (2,290,621) (38,385) 39.4
Holmen AB (14,655) (596,952) 32,097 (32.9)
Husqvarna AB (46,616) (343,598) 5,369 (5.5)
Indutrade AB (1,197) (21,963) 99 (0.1)
Lifco AB (43,784) (707,051) 6,644 (6.8)
Nibe Industrier AB (282,354) (2,128,454) (188,085) 192.8
Sandvik AB (14,955) (243,723) 19,348 (19.8)
SKF AB (90,986) (1,349,895) 62,550 (64.1)
Svenska Cellulosa AB SCA (29,682) (445,974) 6,086 (6.2)
Sweco AB (50,835) (529,821) (38,602) 39.6
Tele2 AB (23,405) (266,884) (7,890) 8.1
United States
Sinch AB (80,628) (263,367) 50,798 (52.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 4,900,077 $ – $ 4,900,077
BARC
Cash – 16,061,814 16,061,814
BNPP
Cash 47,073,585 – 47,073,585
CITI
Investment Companies 2,880,024 – 2,880,024
GSIN
Cash 4,060,819 – 4,060,819
U.S. Treasury Bills 50,079,598 – 50,079,598
JPMC
U.S. Treasury Bills 38,828,476 – 38,828,476
MSIP
U.S. Treasury Bills 24,267,605 – 24,267,605

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 120.6%
COMMON STOCKS - 7.7%
Auto Components - 0.8%
Aisin Corp. (Japan)
2,700 83,568
Bridgestone Corp. (Japan)
3,900 142,192
Denso Corp. (Japan)
2,500 131,956
Koito Manufacturing Co. Ltd.
(Japan) 1,900 60,347
Stanley Electric Co. Ltd. (Japan)
3,700 60,742
Sumitomo Electric Industries Ltd.
(Japan) 8,500 93,929
572,734
Automobiles - 2.1%
Honda Motor Co. Ltd. (Japan)
8,400 202,533
Isuzu Motors Ltd. (Japan)
8,600 95,128
Mazda Motor Corp. (Japan)
12,200 99,582
Nissan Motor Co. Ltd. (Japan)
24,500 95,957
Subaru Corp. (Japan)
6,700 118,513
Suzuki Motor Corp. (Japan)
3,300 103,745
Toyota Motor Corp. (Japan)
38,100 587,857
Yamaha Motor Co. Ltd. (Japan)
4,500 82,632
1,385,947
Banks - 2.7%
Chiba Bank Ltd. (The) (Japan)
20,900 114,400
Concordia Financial Group Ltd.
(Japan) 33,700 117,012
Japan Post Bank Co. Ltd. (Japan)
14,800 115,225
Mitsubishi UFJ Financial Group,
Inc. (Japan) 87,700 469,199
Mizuho Financial Group, Inc.
(Japan) 22,200 252,745
Resona Holdings, Inc. (Japan)
38,400 143,636
Shizuoka Bank Ltd. (The) (Japan)
17,200 103,559
Sumitomo Mitsui Financial Group,
Inc. (Japan) 10,400 309,141
Sumitomo Mitsui Trust Holdings,
Inc. (Japan) 5,000 154,530
1,779,447
Household Durables - 2.1%
DR Horton, Inc. (1)
2,926 193,672
Garmin Ltd. (1)
1,501 147,473
Leggett & Platt, Inc. (1)
2,637 91,188
Lennar Corp., Class A (1)
2,390 168,662
Mohawk Industries, Inc. (1)*
835 103,615
Newell Brands, Inc. (1)
5,283 100,588
NVR, Inc. (1)*
33 132,137
PulteGroup, Inc. (1)
3,024 119,841
Tempur Sealy International, Inc. (1)
3,332 71,205
Toll Brothers, Inc. (1)
2,023 90,226
TopBuild Corp. (1)*
532 88,929
INVESTMENTS SHARES VALUE ($)
Household Durables - 2.1% (continued)
Whirlpool Corp. (1)
725 112,281
1,419,817
TOTAL COMMON STOCKS
(Cost $6,466,612) 5,157,945
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2031 (a)
(Cost $11,652,207)   $ 11,100,000 11,384,191
SHORT-TERM INVESTMENTS - 95.8%
REPURCHASE AGREEMENTS - 18.3%
JPMS, 1.22%, dated 6/13/2022,
due 7/14/2022, repurchase price
$168,176, collateralized by U.S.
Treasury Notes, 1.25%, due
8/15/2031 168,000 168,000
JPMS, 1.22%, dated 6/13/2022,
due 7/14/2022, repurchase price
$588,618, collateralized by U.S.
Treasury Notes, 1.25%, due
8/15/2031 588,000 588,000
JPMS, 1.47%, dated 6/30/2022,
due 7/14/2022, repurchase price
$3,471,984, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 3,470,000 3,470,000
JPMS, 1.44%, dated 6/24/2022,
due 7/14/2022, repurchase price
$2,999,273, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 2,996,875 2,996,875
JPMS, 1.15%, dated 6/6/2022,
due 7/14/2022, repurchase price
$5,015,831, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 5,009,750 5,009,750
TOTAL REPURCHASE AGREEMENTS
(Cost $12,232,625) 12,232,625
SHARES
INVESTMENT COMPANIES - 44.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 1.11%
(1)(b)(c) 1,746,431 1,746,431
Limited Purpose Cash Investment
Fund, 1.15% (1)(b) 28,141,460 28,118,947
TOTAL INVESTMENT COMPANIES
(Cost $29,869,415) 29,865,378
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 32.8%
U.S. Treasury Bills
0.22%, 7/7/2022 (d)(e) $ 2,484,000 2,483,690
0.28%, 7/14/2022 (d)(e) 644,000 643,752
0.82%, 9/15/2022 (d) 1,709,000 1,703,300

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 32.8% (continued)
0.87%, 9/22/2022 (d) $ 622,000 619,668
1.06%, 9/29/2022 (d) 1,790,000 1,782,661
1.38%, 10/27/2022 (d)(e) 2,086,000 2,072,853
1.42%, 11/3/2022 (d) 1,140,000 1,132,157
1.39%, 11/10/2022 (d) 4,623,000 4,588,797
1.50%, 11/17/2022 (d) 1,225,000 1,215,298
1.54%, 11/25/2022 (d) 2,293,000 2,273,993
2.18%, 12/15/2022 (d) 1,125,000 1,113,219
2.42%, 12/22/2022 (d)(e) 2,298,000 2,271,286
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,932,321) 21,900,674
TOTAL SHORT-TERM INVESTMENTS
(Cost $64,034,361) 63,998,677
TOTAL LONG POSITIONS
(Cost $82,153,180) 80,540,813
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
SHORT POSITIONS - (18.3)%
U.S. TREASURY OBLIGATIONS - (18.3)%
U.S. Treasury Notes
1.25%, 8/15/2031 (f)
(Proceeds $(12,213,236))   $ (14,200,000) (12,224,203)
TOTAL SHORT POSITIONS
(Proceeds $(12,213,236)) (12,224,203)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.3%
(Cost $69,939,944) 68,316,610
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.3)% (g) (1,510,991)
NET ASSETS - 100.0% 66,805,619
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 3,378,498 5.0%
Financials 1,779,447 2.7
Investment Companies 29,865,378 44.7
Repurchase Agreements 12,232,625 18.3
U.S. Treasury Obligations 21,060,662 31.6
Total Investments In Securities
At Value 68,316,610 102.3
Liabilities in Excess of Other
Assets (g) (1,510,991) (2.3)
Net Assets
$ 66,805,619 100.0%
* Non-income producing security.
(a) On June 30, 2022, securities valued at $11,384,191 were pledged as collateral for reverse repurchase agreements outstanding.
(b) Represents 7-day effective yield as of June 30, 2022.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) On June 30, 2022, securities valued at $(12,224,203) were pledged as collateral for repurchase agreements outstanding.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Reverse repurchase agreements at June 30, 2022:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMS 6/6/2022 1.22% 7/14/2022 USD $ 4,803,750
JPMS 6/13/2022 1.30% 7/14/2022 USD 620,250
JPMS 6/24/2022 1.51% 7/14/2022 USD 2,901,500
JPMS 6/30/2022 1.55% 7/14/2022 USD 3,308,000
$ 11,633,500
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2022 was $6,872,575 at a net weighted average interest rate of 0.411%.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Credit default swap contracts outstanding - buy protection as of June 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 37.V1 5.00 % Quarterly 6/20/2027 5.80 % EUR 1,254,000 $ 13,402 $ 25,617 $ 39,019
Markit CDX North America
High Yield Index Series
38.V2 5.00 Quarterly 6/20/2027 5.76 USD 3,693,000 (90,252) 191,911 101,659
$ (76,850) $ 217,528 $ 140,678
Forward effective interest rate swap contracts outstanding as of June 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 1.50% Annual 12/23/2024 CHF 1,500,000 $ (3,153) $ 21,769 $ 18,616
Pay 1D SARON Annual 1.50% Annual 12/21/2027 CHF 6,200,000 (48,881) 93,869 44,988
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 1,056,800,000 (32,376) 35,600 3,224
Pay 3M BBR Qtrly 4.50% Qtrly 12/12/2024 AUD 3,200,000 17,334 16,554 33,888
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/18/2024 KRW 3,059,800,000 7,701 2,499 10,200
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/18/2024 HKD 5,400,000 3,436 (1,091) 2,345
Pay 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 60,300,000 (21,184) 25,249 4,065
Receive 1D SARON Annual 1.00% Annual 9/21/2032 CHF 100,000 5,583 1,786 7,369
Receive 1D SARON Annual 1.50% Annual 12/21/2032 CHF 1,100,000 38,955 (5,674) 33,281
Receive 1D SOFR Annual 2.00% Annual 9/23/2024 USD 23,700,000 221,277 269,219 490,496
Receive 1D SOFR Annual 1.00% Annual 9/23/2024 USD 5,800,000 83,149 149,034 232,183
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 65,900,000 1,464,669 (169,330) 1,295,339
Receive 1D SOFR Annual 2.00% Annual 12/21/2032 USD 1,400,000 97,034 (1,119) 95,915
Receive 1D SONIA Annual 2.00% Annual 9/23/2024 GBP 34,300,000 239,536 340,587 580,123
Receive 1D SONIA Annual 1.00% Annual 9/23/2024 GBP 22,000,000 491,222 401,469 892,691
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 45,300,000 1,005,713 (208,248) 797,465
Receive 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 2,660,400,000 58,437 (15,839) 42,598
Receive 1D TONAR Annual 0.00% Annual 9/21/2027 JPY 969,800,000 79,562 (8,961) 70,601
Receive 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 288,000,000 17,914 5,725 23,639
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 19,500,000 365,647 106,470 472,117
Receive 3M BA Qtrly 2.50% Semi 12/20/2027 CAD 15,800,000 535,078 36,881 571,959
Receive 3M BBR Qtrly 3.00% Semi 9/11/2024 NZD 5,100,000 10,491 61,920 72,411
Receive 3M BBR Qtrly 3.50% Semi 9/11/2024 NZD 1,800,000 4,410 10,539 14,949
Receive 3M BBR Qtrly 3.50% Qtrly 9/12/2024 AUD 12,300,000 3,911 6,687 10,598
Receive 3M BBR Qtrly 3.00% Qtrly 9/12/2024 AUD 900,000 2,755 4,136 6,891
Receive 3M BBR Qtrly 4.00% Semi 12/11/2024 NZD 300,000 659 197 856
Receive 3M BBR Qtrly 4.00% Semi 12/15/2032 NZD 100,000 614 174 788
Receive 3M STIBOR Qtrly 2.00% Annual 9/18/2024 SEK 65,400,000 72,206 25,250 97,456
Receive 3M STIBOR Qtrly 2.50% Annual 9/18/2024 SEK 2,900,000 (654) 4,332 3,678
Receive 3M STIBOR Qtrly 2.50% Annual 12/18/2024 SEK 28,000,000 6,552 17,706 24,258
Receive 3M STIBOR Qtrly 1.50% Annual 9/15/2032 SEK 12,000,000 (696) 141,836 141,140
Receive 3M STIBOR Qtrly 2.50% Annual 9/15/2032 SEK 14,600,000 7,154 35,200 42,354
Receive 3M STIBOR Qtrly 2.50% Annual 12/15/2032 SEK 7,900,000 12,710 12,668 25,378
Receive 6M BBR Semi 3.50% Semi 12/09/2032 AUD 1,300,000 42,701 6,551 49,252
Receive 6M BUBOR Semi 8.00% Annual 12/18/2024 HUF 494,200,000 1,759 40,059 41,818
Receive 6M EURIBOR Semi 0.00% Annual 9/21/2027 EUR 2,900,000 111,772 161,960 273,732
Receive 6M EURIBOR Semi 0.75% Annual 9/21/2027 EUR 6,100,000 161,158 185,298 346,456
Receive 6M EURIBOR Semi 0.75% Annual 12/21/2027 EUR 10,200,000 699,751 (68,854) 630,897

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 500,000 $ 40,221 $ 54,167 $ 94,388
Receive 6M EURIBOR Semi 1.00% Annual 9/21/2032 EUR 5,300,000 397,196 224,579 621,775
Receive 6M NIBOR Semi 3.00% Annual 9/18/2024 NOK 66,200,000 (6,729) 51,477 44,748
Receive 6M NIBOR Semi 3.00% Annual 12/18/2024 NOK 9,400,000 2,299 6,211 8,510
Receive 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 13,300,000 1,237 – 1,237
Receive 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 2,200,000 2,517 3,165 5,682
Receive 6M PRIBOR Semi 4.50% Annual 9/18/2024 CZK 3,500,000 (246) 5,548 5,302
Receive 6M PRIBOR Semi 5.50% Annual 9/18/2024 CZK 14,200,000 2,347 8,130 10,477
Receive 6M PRIBOR Semi 4.00% Annual 9/18/2024 CZK 7,500,000 1,315 12,984 14,299
Receive 6M PRIBOR Semi 5.50% Annual 12/18/2024 CZK 32,500,000 12,714 2,355 15,069
Receive 6M WIBOR Semi 4.50% Annual 9/18/2024 PLN 2,500,000 5,691 26,668 32,359
Receive 6M WIBOR Semi 6.50% Annual 9/18/2024 PLN 3,500,000 516 17,285 17,801
Receive 6M WIBOR Semi 7.00% Annual 9/18/2024 PLN 600,000 (108) 1,986 1,878
Receive 6M WIBOR Semi 7.00% Annual 12/18/2024 PLN 4,500,000 8,613 3,393 12,006
6,231,489 2,160,056 8,391,545
Pay 1D SARON Annual 0.50% Annual 9/23/2024 CHF 5,700,000 (39,751) (4,851) (44,602)
Pay 1D SARON Annual 0.00% Annual 9/23/2024 CHF 600,000 (16,185) 5,168 (11,017)
Pay 1D SARON Annual 0.50% Annual 12/23/2024 CHF 5,700,000 (73,785) 3,495 (70,290)
Pay 1D SARON Annual 1.00% Annual 12/21/2027 CHF 100,000 (1,268) (568) (1,836)
Pay 1D SOFR Annual 2.00% Annual 12/21/2027 USD 15,100,000 (654,243) 97,877 (556,366)
Pay 1D SOFR Annual 2.00% Annual 9/21/2032 USD 4,700,000 (343,512) 10,343 (333,169)
Pay 1D SOFR Annual 1.50% Annual 9/21/2032 USD 1,100,000 (33,643) (92,031) (125,674)
Pay 1D SOFR Annual 1.75% Annual 9/23/2052 USD 400,000 (71,195) (1,196) (72,391)
Pay 1D SOFR Annual 1.75% Annual 12/23/2052 USD 2,000,000 (365,401) 11,808 (353,593)
Pay 1D SONIA Annual 1.00% Annual 9/21/2027 GBP 4,800,000 (217,297) (189,390) (406,687)
Pay 1D SONIA Annual 1.75% Annual 9/21/2027 GBP 7,900,000 (202,144) (134,204) (336,348)
Pay 1D SONIA Annual 1.75% Annual 12/21/2027 GBP 8,100,000 (501,829) 162,575 (339,254)
Pay 1D SONIA Annual 1.50% Annual 9/21/2032 GBP 800,000 (87,952) 16,066 (71,886)
Pay 1D SONIA Annual 0.75% Annual 9/21/2032 GBP 1,100,000 (112,550) (74,196) (186,746)
Pay 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 2,400,000 (282,477) 68,321 (214,156)
Pay 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 3,842,000,000 (59,744) 9,202 (50,542)
Pay 1M TIIE Monthly 9.50% Monthly 9/18/2024 MXN 8,700,000 2,904 (3,737) (833)
Pay 1M TIIE Monthly 8.50% Monthly 9/18/2024 MXN 15,900,000 (7,546) (8,185) (15,731)
Pay 1M TIIE Monthly 9.00% Monthly 9/18/2024 MXN 11,500,000 (467) (5,773) (6,240)
Pay 1M TIIE Monthly 8.00% Monthly 9/18/2024 MXN 14,500,000 (13,947) (6,877) (20,824)
Pay 1M TIIE Monthly 9.00% Monthly 12/18/2024 MXN 17,100,000 (1,964) (6,085) (8,049)
Pay 1M TIIE Monthly 9.50% Monthly 12/18/2024 MXN 10,100,000 (1,056) 714 (342)
Pay 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 8,500,000 (157,908) 19,939 (137,969)
Pay 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 2,300,000 (188,923) (29,147) (218,070)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 4,700,000 (349,349) (21,500) (370,849)
Pay 3M BBR Qtrly 4.00% Semi 9/11/2024 NZD 4,400,000 (21,930) 11,422 (10,508)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 100,000 (3,000) 901 (2,099)
Pay 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 3,200,000 (32,112) 23,705 (8,407)
Pay 3M BBR Qtrly 4.00% Semi 12/15/2027 NZD 500,000 (1,169) (314) (1,483)
Pay 3M BBR Qtrly 3.50% Semi 9/15/2032 NZD 1,200,000 1,730 (41,185) (39,455)
Pay 3M BBR Qtrly 3.00% Semi 9/15/2032 NZD 400,000 (2,068) (21,289) (23,357)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2024 KRW 603,500,000 1,198 (2,661) (1,463)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 9/19/2024 KRW 171,400,000 (1,150) (544) (1,694)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/18/2024 KRW 915,600,000 3,819 (7,537) (3,718)
Pay 3M HIBOR Qtrly 2.00% Qtrly 9/19/2024 HKD 3,800,000 (1,639) (10,166) (11,805)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2024 HKD 5,500,000 (8,983) 4,683 (4,300)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/18/2024 ZAR 200,000 (49) (322) (371)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/18/2024 ZAR 10,200,000 (764) (12,550) (13,314)
Pay 3M JIBAR Qtrly 7.00% Qtrly 9/18/2024 ZAR 3,700,000 (969) (1,800) (2,769)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/18/2024 ZAR 39,700,000 (18,101) (24,506) (42,607)
Pay 3M STIBOR Qtrly 1.00% Annual 9/18/2024 SEK 35,600,000 (51,403) (68,591) (119,994)
Pay 3M STIBOR Qtrly 1.50% Annual 9/18/2024 SEK 32,400,000 (8,948) (72,213) (81,161)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M STIBOR Qtrly 2.50% Annual 9/15/2027 SEK 8,400,000 $ (5,066) $ (6,550) $ (11,616)
Pay 3M STIBOR Qtrly 2.50% Annual 12/15/2027 SEK 14,600,000 (16,694) (7,254) (23,948)
Pay 6M BBR Semi 3.50% Semi 9/09/2032 AUD 400,000 (10,402) (3,934) (14,336)
Pay 6M BBR Semi 3.00% Semi 9/09/2032 AUD 100,000 (2,738) (3,700) (6,438)
Pay 6M BBR Semi 4.00% Semi 12/09/2032 AUD 500,000 (12,561) 7,751 (4,810)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 14,500,000 (247,485) (293,312) (540,797)
Pay 6M EURIBOR Semi 0.50% Annual 9/23/2024 EUR 45,100,000 (895,512) (88,504) (984,016)
Pay 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 29,800,000 (771,459) 148,821 (622,638)
Pay 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 1,400,000 (201,910) 29,403 (172,507)
Pay 6M NIBOR Semi 2.50% Annual 9/18/2024 NOK 24,700,000 (43,899) 3,329 (40,570)
Pay 6M NIBOR Semi 3.00% Annual 12/15/2027 NOK 7,900,000 (4,981) (6,941) (11,922)
Pay 6M NIBOR Semi 3.00% Annual 9/15/2032 NOK 10,900,000 (5,562) (22,007) (27,569)
Pay 6M NIBOR Semi 2.50% Annual 9/15/2032 NOK 5,200,000 (37,289) 1,612 (35,677)
Receive 1D SARON Annual 1.00% Annual 12/23/2024 CHF 3,100,000 31,061 (31,301) (240)
Receive 1D SARON Annual 2.00% Annual 12/21/2032 CHF 1,900,000 22,974 (58,247) (35,273)
Receive 1D TONAR Annual 0.50% Annual 12/21/2027 JPY 693,100,000 (36,793) (33,393) (70,186)
Receive 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 151,500,000 (18,032) 14,903 (3,129)
Receive 3M STIBOR Qtrly 3.50% Annual 12/18/2024 SEK 4,800,000 (4,801) – (4,801)
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 14,800,000 10,523 (25,491) (14,968)
Receive 6M BBR Semi 4.00% Semi 12/09/2027 AUD 1,600,000 19,436 (19,675) (239)
Receive 6M PRIBOR Semi 6.50% Annual 12/18/2024 CZK 10,200,000 (1,293) (1,825) (3,118)
Receive 6M WIBOR Semi 8.00% Annual 12/18/2024 PLN 2,700,000 1,809 (4,991) (3,182)
(6,157,444) (796,505) (6,953,949)
$ 74,045 $ 1,363,551 $ 1,437,596
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 1.50%
1 Day Sterling Overnight Index Average (''SONIA''): 1.19%
1 Day Swiss Average Rate Overnight (“SARON”): -0.20%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 8.03%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 1.81%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 2.76%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 1.75%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 5.01%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 2.04%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.80%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 2.67%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 9.03%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 0.26%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 2.31%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.35%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.25%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (3,035,600) $ 3,070
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/17/2022 BRL (4,990,450) 28,551
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (265,150) 3,822
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/21/2022 USD (1,166,400) 77,484
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/25/2022 USD 650,720 13,496
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/27/2022 ILS 2,011,603 3,009
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.90%) Monthly GSIN 09/21/2022 BRL (605,823) 9,212
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly GSIN 09/21/2022 HKD 1,569,892 57
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.40%) Monthly GSIN 09/21/2022 EUR (127,752) 8,874
147,575
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/15/2022 ZAR (117,460) (49)
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/05/2022 USD 265,150 (2,425)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/16/2022 CHF 534,350 (2,269)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/20/2022 TWD 5,849,600 $ (13,434)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/20/2022 TWD 8,774,400 (18,451)
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 09/16/2022 PLN (271,360) (220)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.07%)
Increases in
total return of
reference entity
Monthly GSIN 09/21/2022 EUR 670,318 (40,743)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.01%)
Increases in
total return of
reference entity
Monthly GSIN 09/21/2022 SEK 1,168,751 (11,354)
(88,945)
$ 58,630
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 4 7/2022 EUR $ 552,454 $ 1,611
Brent Crude Oil 52 7/2022 USD 5,669,560 (255,789)
CAC 40 10 Euro Index 10 7/2022 EUR 619,758 (7,526)
FTSE Bursa Malaysia KLCI Index 6 7/2022 MYR 97,981 (86)
HSCEI 11 7/2022 HKD 531,930 (2,272)
LME Aluminum Base Metal 1 7/2022 USD 60,673 (24,062)
LME Aluminum Base Metal 1 7/2022 USD 61,250 (26,678)
LME Aluminum Base Metal 1 7/2022 USD 60,661 (25,560)
LME Aluminum Base Metal 1 7/2022 USD 60,833 (16,920)
LME Aluminum Base Metal 1 7/2022 USD 60,806 (21,422)
LME Aluminum Base Metal 2 7/2022 USD 121,678 (32,766)
LME Aluminum Base Metal 2 7/2022 USD 121,300 (52,730)
LME Aluminum Base Metal 4 7/2022 USD 242,966 (84,441)
LME Copper Base Metal 1 7/2022 USD 206,504 (49,866)
LME Copper Base Metal 1 7/2022 USD 206,409 (50,732)
LME Copper Base Metal 1 7/2022 USD 206,625 (40,565)
LME Copper Base Metal 1 7/2022 USD 206,576 (52,033)
LME Copper Base Metal 1 7/2022 USD 206,356 (52,665)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 7/2022 USD $ 206,625 $ (38,624)
LME Copper Base Metal 1 7/2022 USD 206,552 (52,310)
LME Copper Base Metal 3 7/2022 USD 619,725 (153,927)
LME Lead Base Metal 1 7/2022 USD 47,773 (9,198)
LME Lead Base Metal 1 7/2022 USD 47,740 (13,039)
LME Lead Base Metal 1 7/2022 USD 47,768 (9,360)
LME Lead Base Metal 1 7/2022 USD 47,588 (12,645)
LME Lead Base Metal 2 7/2022 USD 95,446 (25,770)
LME Zinc Base Metal 1 7/2022 USD 79,544 (31,397)
LME Zinc Base Metal 1 7/2022 USD 79,494 (31,470)
LME Zinc Base Metal 1 7/2022 USD 79,473 (28,462)
LME Zinc Base Metal 1 7/2022 USD 79,419 (24,108)
LME Zinc Base Metal 1 7/2022 USD 79,452 (26,070)
LME Zinc Base Metal 1 7/2022 USD 79,425 (25,070)
LME Zinc Base Metal 1 7/2022 USD 79,575 (32,082)
LME Zinc Base Metal 2 7/2022 USD 159,150 (55,626)
LME Zinc Base Metal 2 7/2022 USD 159,138 (61,549)
LME Zinc Base Metal 4 7/2022 USD 318,275 (120,762)
OMXS30 Index 8 7/2022 SEK 146,279 (5,046)
RBOB Gasoline 2 7/2022 USD 297,049 (16,149)
LME Aluminum Base Metal 1 8/2022 USD 60,919 (8,047)
LME Aluminum Base Metal 1 8/2022 USD 60,978 (13,290)
LME Aluminum Base Metal 1 8/2022 USD 60,981 (12,347)
LME Aluminum Base Metal 2 8/2022 USD 122,000 (20,756)
LME Aluminum Base Metal 2 8/2022 USD 121,775 (25,228)
LME Aluminum Base Metal 3 8/2022 USD 182,888 (31,326)
LME Aluminum Base Metal 4 8/2022 USD 243,507 (54,605)
LME Aluminum Base Metal 4 8/2022 USD 243,650 (36,062)
LME Aluminum Base Metal 4 8/2022 USD 243,850 (46,797)
LME Copper Base Metal 1 8/2022 USD 206,550 (30,771)
LME Copper Base Metal 1 8/2022 USD 206,550 (27,578)
LME Copper Base Metal 2 8/2022 USD 413,263 (46,871)
LME Copper Base Metal 2 8/2022 USD 413,283 (62,968)
LME Lead Base Metal 1 8/2022 USD 47,763 (3,815)
LME Lead Base Metal 1 8/2022 USD 47,800 (4,328)
LME Lead Base Metal 1 8/2022 USD 47,838 (5,053)
LME Lead Base Metal 1 8/2022 USD 47,800 (8,950)
LME Lead Base Metal 1 8/2022 USD 47,800 (8,833)
LME Nickel Base Metal 1 8/2022 USD 136,056 (22,389)
LME Nickel Base Metal 1 8/2022 USD 136,020 (41,163)
LME Zinc Base Metal 1 8/2022 USD 79,244 (14,009)
LME Zinc Base Metal 1 8/2022 USD 79,406 (15,408)
LME Zinc Base Metal 2 8/2022 USD 158,613 (16,118)
LME Zinc Base Metal 6 8/2022 USD 476,438 (126,880)
Low Sulphur Gasoil 1 8/2022 USD 112,400 (14,163)
Australia 10 Year Bond 100 9/2022 AUD 8,248,148 158,822
EURO STOXX 50 Index 4 9/2022 EUR 144,240 (2,594)
Euro-Bobl 2 9/2022 EUR 260,311 3,823
Euro-Bund 89 9/2022 EUR 13,879,144 (90,404)
Euro-Schatz 8 9/2022 EUR 915,112 3,196
FTSE 100 Index 19 9/2022 GBP 1,646,995 (25,512)
FTSE/MIB Index 11 9/2022 EUR 1,222,371 (49,661)
LME Aluminum Base Metal 1 9/2022 USD 61,094 (8,166)
LME Aluminum Base Metal 1 9/2022 USD 61,138 (315)
LME Aluminum Base Metal 1 9/2022 USD 61,119 (4,394)
LME Aluminum Base Metal 1 9/2022 USD 61,138 (2,940)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 9/2022 USD $ 122,250 $ (9,543)
LME Aluminum Base Metal 2 9/2022 USD 122,272 (5,969)
LME Aluminum Base Metal 2 9/2022 USD 122,200 (15,519)
LME Aluminum Base Metal 3 9/2022 USD 183,281 (2,728)
LME Aluminum Base Metal 7 9/2022 USD 427,919 (2,598)
LME Aluminum Base Metal 8 9/2022 USD 489,050 (85,209)
LME Copper Base Metal 1 9/2022 USD 206,450 (2,678)
LME Copper Base Metal 1 9/2022 USD 206,631 (35,706)
LME Copper Base Metal 1 9/2022 USD 206,631 (26,865)
LME Copper Base Metal 1 9/2022 USD 206,631 (33,646)
LME Copper Base Metal 1 9/2022 USD 206,631 (36,617)
LME Copper Base Metal 2 9/2022 USD 413,200 (50,105)
LME Copper Base Metal 2 9/2022 USD 412,850 (16,487)
LME Copper Base Metal 5 9/2022 USD 1,032,500 (121,396)
LME Lead Base Metal 1 9/2022 USD 47,688 (454)
LME Lead Base Metal 1 9/2022 USD 47,700 (1,804)
LME Lead Base Metal 1 9/2022 USD 47,778 (7,006)
LME Lead Base Metal 1 9/2022 USD 47,688 (765)
LME Lead Base Metal 1 9/2022 USD 47,764 (6,430)
LME Lead Base Metal 2 9/2022 USD 95,425 (8,896)
LME Lead Base Metal 7 9/2022 USD 333,988 (38,743)
LME Nickel Base Metal 1 9/2022 USD 136,230 (40,773)
LME Nickel Base Metal 1 9/2022 USD 136,223 (19,180)
LME Nickel Base Metal 1 9/2022 USD 136,179 (2,304)
LME Nickel Base Metal 1 9/2022 USD 136,206 (17,037)
LME Zinc Base Metal 1 9/2022 USD 79,186 (11,923)
LME Zinc Base Metal 1 9/2022 USD 78,925 (1,487)
LME Zinc Base Metal 1 9/2022 USD 79,173 (10,766)
LME Zinc Base Metal 5 9/2022 USD 394,646 (25,389)
LME Zinc Base Metal 8 9/2022 USD 631,700 (55,139)
LME Zinc Base Metal 28 9/2022 USD 2,212,525 (287,923)
S&P Midcap 400 E-Mini Index 29 9/2022 USD 6,577,200 (313,515)
S&P/TSX 60 Index 12 9/2022 CAD 2,130,205 (89,830)
SET50 Index 141 9/2022 THB 749,448 (10,563)
Silver 7 9/2022 USD 712,320 (35,401)
SPI 200 Index 11 9/2022 AUD 1,226,419 (12,216)
TOPIX Index 26 9/2022 JPY 3,584,390 16,450
U.S. Treasury Ultra Bond 13 9/2022 USD 1,991,438 (14,904)
Brent Crude Oil 16 10/2022 USD 1,609,280 (15,968)
Soybean 22 11/2022 USD 1,603,800 (116,277)
Soybean Meal 17 12/2022 USD 691,390 16,535
Soybean Oil 8 12/2022 USD 309,408 (59,037)
(3,898,877)
Short Contracts
Hang Seng Index (29) 7/2022 HKD (4,018,046) 36,226
IBEX 35 Index (17) 7/2022 EUR (1,432,267) 11,313
LME Aluminum Base Metal (1) 7/2022 USD (60,661) 26,168
LME Aluminum Base Metal (1) 7/2022 USD (60,806) 21,344
LME Aluminum Base Metal (1) 7/2022 USD (61,250) 26,210
LME Aluminum Base Metal (1) 7/2022 USD (60,673) 23,822
LME Aluminum Base Metal (1) 7/2022 USD (60,833) 16,841
LME Aluminum Base Metal (2) 7/2022 USD (121,300) 52,388
LME Aluminum Base Metal (2) 7/2022 USD (121,678) 33,418
LME Aluminum Base Metal (4) 7/2022 USD (242,966) 81,868
LME Copper Base Metal (1) 7/2022 USD (206,409) 50,126
LME Copper Base Metal (1) 7/2022 USD (206,552) 51,194

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 7/2022 USD $ (206,576) $ 51,307
LME Copper Base Metal (1) 7/2022 USD (206,504) 50,168
LME Copper Base Metal (1) 7/2022 USD (206,625) 39,372
LME Copper Base Metal (1) 7/2022 USD (206,625) 40,126
LME Copper Base Metal (1) 7/2022 USD (206,356) 51,266
LME Copper Base Metal (3) 7/2022 USD (619,725) 151,782
LME Lead Base Metal (1) 7/2022 USD (47,740) 12,808
LME Lead Base Metal (1) 7/2022 USD (47,768) 9,048
LME Lead Base Metal (1) 7/2022 USD (47,588) 12,759
LME Lead Base Metal (1) 7/2022 USD (47,773) 8,933
LME Lead Base Metal (2) 7/2022 USD (95,446) 26,049
LME Zinc Base Metal (1) 7/2022 USD (79,452) 25,420
LME Zinc Base Metal (1) 7/2022 USD (79,494) 31,787
LME Zinc Base Metal (1) 7/2022 USD (79,419) 24,778
LME Zinc Base Metal (1) 7/2022 USD (79,575) 32,172
LME Zinc Base Metal (1) 7/2022 USD (79,473) 27,074
LME Zinc Base Metal (1) 7/2022 USD (79,544) 31,878
LME Zinc Base Metal (1) 7/2022 USD (79,425) 26,497
LME Zinc Base Metal (2) 7/2022 USD (159,150) 53,994
LME Zinc Base Metal (2) 7/2022 USD (159,138) 61,657
LME Zinc Base Metal (4) 7/2022 USD (318,275) 125,113
MSCI Singapore Index (1) 7/2022 SGD (20,194) 585
NY Harbor ULSD (6) 7/2022 USD (965,286) 97,975
SGX FTSE China A50 Index (6) 7/2022 USD (89,298) (1,271)
SGX FTSE Taiwan Index (8) 7/2022 USD (405,760) 16,704
SGX NIFTY 50 Index (73) 7/2022 USD (2,295,485) 15,085
WTI Crude Oil (29) 7/2022 USD (3,067,040) 127,777
100 oz Gold (7) 8/2022 USD (1,265,110) 26,910
Lean Hogs (7) 8/2022 USD (285,880) 6,738
Live Cattle (29) 8/2022 USD (1,537,870) 16,852
LME Aluminum Base Metal (1) 8/2022 USD (60,978) 13,532
LME Aluminum Base Metal (1) 8/2022 USD (60,981) 11,804
LME Aluminum Base Metal (1) 8/2022 USD (60,919) 7,409
LME Aluminum Base Metal (2) 8/2022 USD (121,775) 23,556
LME Aluminum Base Metal (2) 8/2022 USD (122,000) 20,865
LME Aluminum Base Metal (3) 8/2022 USD (182,888) 29,335
LME Aluminum Base Metal (4) 8/2022 USD (243,507) 52,843
LME Aluminum Base Metal (4) 8/2022 USD (243,850) 46,989
LME Aluminum Base Metal (4) 8/2022 USD (243,650) 33,382
LME Copper Base Metal (1) 8/2022 USD (206,550) 29,722
LME Copper Base Metal (1) 8/2022 USD (206,550) 27,661
LME Copper Base Metal (2) 8/2022 USD (413,263) 47,772
LME Copper Base Metal (2) 8/2022 USD (413,283) 65,212
LME Lead Base Metal (1) 8/2022 USD (47,800) 9,005
LME Lead Base Metal (1) 8/2022 USD (47,800) 9,197
LME Lead Base Metal (1) 8/2022 USD (47,763) 3,429
LME Lead Base Metal (1) 8/2022 USD (47,800) 4,234
LME Lead Base Metal (1) 8/2022 USD (47,838) 4,962
LME Nickel Base Metal (1) 8/2022 USD (136,020) 36,267
LME Nickel Base Metal (1) 8/2022 USD (136,056) 22,452
LME Zinc Base Metal (1) 8/2022 USD (79,406) 16,591
LME Zinc Base Metal (1) 8/2022 USD (79,244) 14,084
LME Zinc Base Metal (2) 8/2022 USD (158,613) 15,997
LME Zinc Base Metal (6) 8/2022 USD (476,438) 120,799
Australia 3 Year Bond (7) 9/2022 AUD (521,008) (2,674)
Canada 10 Year Bond (8) 9/2022 CAD (771,224) (11,172)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Cocoa (14) 9/2022 USD $ (327,600) $ 23,821
Coffee 'C' (4) 9/2022 USD (345,150) (3,196)
Corn (61) 9/2022 USD (1,917,688) 307,389
DAX Index (14) 9/2022 EUR (4,684,179) 251,058
DJIA CBOT E-Mini Index (6) 9/2022 USD (923,430) 9,460
Euro-BTP (27) 9/2022 EUR (3,491,843) (38,628)
Euro-Buxl (4) 9/2022 EUR (683,766) 51,362
FTSE/JSE Top 40 Index (27) 9/2022 ZAR (995,077) 2,933
KOSPI 200 Index (29) 9/2022 KRW (1,716,738) 168,189
LME Aluminum Base Metal (1) 9/2022 USD (61,138) (160)
LME Aluminum Base Metal (1) 9/2022 USD (61,138) 3,503
LME Aluminum Base Metal (1) 9/2022 USD (61,119) 4,310
LME Aluminum Base Metal (1) 9/2022 USD (61,094) 8,404
LME Aluminum Base Metal (2) 9/2022 USD (122,272) 4,889
LME Aluminum Base Metal (2) 9/2022 USD (122,200) 16,144
LME Aluminum Base Metal (2) 9/2022 USD (122,250) 8,288
LME Aluminum Base Metal (3) 9/2022 USD (183,281) 4,159
LME Aluminum Base Metal (7) 9/2022 USD (427,919) 5,046
LME Aluminum Base Metal (34) 9/2022 USD (2,078,463) 223,593
LME Copper Base Metal (1) 9/2022 USD (206,450) 3,833
LME Copper Base Metal (1) 9/2022 USD (206,631) 36,491
LME Copper Base Metal (1) 9/2022 USD (206,631) 36,716
LME Copper Base Metal (1) 9/2022 USD (206,631) 34,333
LME Copper Base Metal (1) 9/2022 USD (206,631) 25,641
LME Copper Base Metal (2) 9/2022 USD (412,850) 18,045
LME Copper Base Metal (2) 9/2022 USD (413,200) 49,137
LME Copper Base Metal (10) 9/2022 USD (2,065,000) 260,117
LME Lead Base Metal (1) 9/2022 USD (47,778) 6,720
LME Lead Base Metal (1) 9/2022 USD (47,764) 6,796
LME Lead Base Metal (1) 9/2022 USD (47,688) 175
LME Lead Base Metal (1) 9/2022 USD (47,688) 955
LME Lead Base Metal (1) 9/2022 USD (47,700) 2,422
LME Lead Base Metal (2) 9/2022 USD (95,425) 9,157
LME Lead Base Metal (2) 9/2022 USD (95,425) 1,142
LME Nickel Base Metal (1) 9/2022 USD (136,206) 18,067
LME Nickel Base Metal (1) 9/2022 USD (136,179) (747)
LME Nickel Base Metal (1) 9/2022 USD (136,230) 39,818
LME Nickel Base Metal (1) 9/2022 USD (136,223) 17,349
LME Nickel Base Metal (5) 9/2022 USD (681,030) 100,749
LME Zinc Base Metal (1) 9/2022 USD (78,925) 3,141
LME Zinc Base Metal (1) 9/2022 USD (79,173) 12,074
LME Zinc Base Metal (1) 9/2022 USD (79,019) 14,129
LME Zinc Base Metal (1) 9/2022 USD (79,186) 11,387
LME Zinc Base Metal (5) 9/2022 USD (394,646) 22,639
LME Zinc Base Metal (8) 9/2022 USD (631,700) 63,101
Long Gilt (94) 9/2022 GBP (13,085,780) 317,764
MEX BOLSA Index (4) 9/2022 MXN (94,936) 2,064
MSCI Emerging Markets E-Mini Index (7) 9/2022 USD (350,945) 463
NASDAQ 100 E-Mini Index (16) 9/2022 USD (3,689,440) 233,930
Russell 2000 E-Mini Index (29) 9/2022 USD (2,476,600) 96,501
S&P 500 E-Mini Index (77) 9/2022 USD (14,589,575) 552,912
Sugar No. 11 (8) 9/2022 USD (165,760) 2,154
U.S. Treasury 10 Year Note (112) 9/2022 USD (13,256,250) (123,365)
U.S. Treasury 2 Year Note (87) 9/2022 USD (18,257,767) (16,021)
U.S. Treasury 5 Year Note (72) 9/2022 USD (8,074,125) 40,221
U.S. Treasury Long Bond (6) 9/2022 USD (828,938) 7,653

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Wheat (49) 9/2022 USD $ (2,165,800) $ 326,803
Cotton No. 2 (1) 12/2022 USD (49,420) 2,406
Platinum (4) 4/2023 JPY (58,800) 254
Platinum (1) 6/2023 JPY (14,597) 18
5,573,222
$ 1,674,345
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 214,500 USD 148,048 CITI 9/21/2022 $ 110
AUD 214,500 USD 148,048 JPMC 9/21/2022 110
BRL 2,203,000 USD 411,027 CITI
**
9/21/2022 403
BRL 2,203,000 USD 411,027 JPMC
**
9/21/2022 402
CAD 1,645,424 USD 1,272,856 CITI 9/21/2022 5,624
CAD 1,645,424 USD 1,272,858 JPMC 9/21/2022 5,623
CHF 6,832,000 USD 7,128,203 CITI 9/21/2022 69,657
CHF 6,832,000 USD 7,128,211 JPMC 9/21/2022 69,648
CNY 28,531,314 USD 4,220,846 CITI
**
9/21/2022 39,654
CNY 28,531,311 USD 4,220,850 JPMC
**
9/21/2022 39,648
COP 1,000 USD – CITI
**
9/21/2022 –
COP 1,000 USD – JPMC
**
9/21/2022 –
EUR 1,255,736 USD 1,319,965 CITI 9/21/2022 3,547
EUR 1,255,731 USD 1,319,961 JPMC 9/21/2022 3,544
HUF 252,071,503 USD 655,260 CITI 9/21/2022 2,308
HUF 252,071,497 USD 655,260 JPMC 9/21/2022 2,306
JPY 23,370,500 USD 172,012 CITI 9/21/2022 1,213
JPY 23,370,500 USD 172,012 JPMC 9/21/2022 1,212
KRW 896,124,500 USD 691,045 CITI
**
9/21/2022 5,530
KRW 896,124,500 USD 691,046 JPMC
**
9/21/2022 5,529
MXN 9,438,000 USD 451,640 CITI 9/21/2022 10,778
MXN 9,438,000 USD 451,641 JPMC 9/21/2022 10,777
NOK 9,560,000 USD 961,026 CITI 9/21/2022 11,295
NOK 9,560,000 USD 961,027 JPMC 9/21/2022 11,294
SEK 36,000 USD 3,524 CITI 9/21/2022 7
SEK 36,000 USD 3,524 JPMC 9/21/2022 7
SGD 27,500 USD 19,790 CITI 9/21/2022 15
SGD 27,500 USD 19,790 JPMC 9/21/2022 15
TWD 165,816 USD 5,605 CITI
**
9/21/2022 9
TWD 165,816 USD 5,604 JPMC
**
9/21/2022 10
USD 229,613 AUD 325,518 CITI 9/21/2022 4,774
USD 229,610 AUD 325,514 JPMC 9/21/2022 4,773
USD 2,438,809 BRL 12,843,001 CITI
**
9/21/2022 40,266
USD 2,438,806 BRL 12,842,999 JPMC
**
9/21/2022 40,264
USD 518,463 CAD 665,025 CITI 9/21/2022 1,745
USD 518,461 CAD 665,023 JPMC 9/21/2022 1,743
USD 862,781 CLP 725,718,506 CITI
**
9/21/2022 85,042
USD 862,780 CLP 725,718,494 JPMC
**
9/21/2022 85,040
USD 4,271,583 CNY 28,565,812 CITI
**
9/21/2022 5,934
USD 4,271,578 CNY 28,565,813 JPMC
**
9/21/2022 5,929
USD 2,928,560 COP 11,955,839,502 CITI
**
9/21/2022 87,052

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,928,557 COP 11,955,839,498 JPMC
**
9/21/2022 $ 87,048
USD 1,940,308 CZK 45,218,852 CITI 9/21/2022 45,389
USD 1,940,305 CZK 45,218,851 JPMC 9/21/2022 45,387
USD 8,256,364 EUR 7,741,170 CITI 9/21/2022 97,385
USD 8,256,338 EUR 7,741,155 JPMC 9/21/2022 97,375
USD 3,242,017 GBP 2,594,704 CITI 9/21/2022 78,600
USD 3,241,994 GBP 2,594,689 JPMC 9/21/2022 78,595
USD 2,309,124 HUF 861,132,503 CITI 9/21/2022 62,729
USD 2,309,121 HUF 861,132,497 JPMC 9/21/2022 62,727
USD 10,789 IDR 160,466,000 CITI
**
9/21/2022 89
USD 10,789 IDR 160,466,000 JPMC
**
9/21/2022 89
USD 3,250,216 ILS 10,934,484 CITI 9/21/2022 101,685
USD 3,250,211 ILS 10,934,482 JPMC 9/21/2022 101,681
USD 25,110 INR 1,974,000 CITI
**
9/21/2022 295
USD 25,110 INR 1,974,000 JPMC
**
9/21/2022 295
USD 6,006,022 JPY 777,693,003 CITI 9/21/2022 241,693
USD 6,006,015 JPY 777,692,997 JPMC 9/21/2022 241,685
USD 3,496,096 KRW 4,439,071,001 CITI
**
9/21/2022 45,518
USD 3,496,092 KRW 4,439,070,999 JPMC
**
9/21/2022 45,513
USD 2,720,558 MXN 54,938,921 CITI 9/21/2022 28,809
USD 2,720,554 MXN 54,938,920 JPMC 9/21/2022 28,806
USD 2,458,540 NOK 23,709,404 CITI 9/21/2022 47,122
USD 2,458,537 NOK 23,709,402 JPMC 9/21/2022 47,119
USD 7,031,305 NZD 11,053,108 CITI 9/21/2022 134,434
USD 7,031,295 NZD 11,053,106 JPMC 9/21/2022 134,424
USD 928,069 PHP 49,668,000 CITI
**
9/21/2022 30,389
USD 928,068 PHP 49,668,000 JPMC
**
9/21/2022 30,388
USD 2,876,267 PLN 12,804,500 CITI 9/21/2022 50,694
USD 2,876,263 PLN 12,804,500 JPMC 9/21/2022 50,690
USD 2,434,648 SEK 24,311,000 CITI 9/21/2022 50,089
USD 2,434,645 SEK 24,311,000 JPMC 9/21/2022 50,086
USD 6,112 THB 212,500 CITI 9/21/2022 79
USD 6,112 THB 212,500 JPMC 9/21/2022 79
USD 1,645,959 TWD 48,294,065 CITI
**
9/21/2022 11,035
USD 1,645,957 TWD 48,294,060 JPMC
**
9/21/2022 11,033
USD 1,308,268 ZAR 21,026,000 CITI 9/21/2022 26,419
USD 1,308,266 ZAR 21,026,000 JPMC 9/21/2022 26,417
ZAR 1,505,500 USD 91,436 CITI 9/21/2022 347
ZAR 1,505,500 USD 91,436 JPMC 9/21/2022 346
Total unrealized appreciation 2,855,420
AUD 10,272,842 USD 7,263,448 CITI 9/21/2022 (167,867)
AUD 10,272,835 USD 7,263,452 JPMC 9/21/2022 (167,876)
BRL 11,514,708 USD 2,302,841 CITI
**
9/21/2022 (152,369)
BRL 11,514,703 USD 2,302,843 JPMC
**
9/21/2022 (152,371)
CAD 5,243,443 USD 4,128,307 CITI 9/21/2022 (54,195)
CAD 5,243,438 USD 4,128,148 JPMC 9/21/2022 (54,040)
CLP 1,475,381,364 USD 1,717,302 CITI
**
9/21/2022 (136,162)
CLP 1,475,381,340 USD 1,717,304 JPMC
**
9/21/2022 (136,165)
CNY 1,434,500 USD 214,627 CITI
**
9/21/2022 (418)
CNY 1,434,500 USD 214,627 JPMC
**
9/21/2022 (418)
COP 13,176,110,843 USD 3,303,153 CITI
**
9/21/2022 (171,626)
COP 13,176,110,837 USD 3,303,157 JPMC
**
9/21/2022 (171,630)
CZK 21,574,500 USD 924,607 CITI 9/21/2022 (20,516)
CZK 21,574,500 USD 924,608 JPMC 9/21/2022 (20,518)
EUR 6,550,149 USD 7,002,310 CITI 9/21/2022 (98,634)
EUR 6,550,142 USD 7,002,311 JPMC 9/21/2022 (98,642)
GBP 590,895 USD 729,993 CITI 9/21/2022 (9,584)
GBP 590,891 USD 729,989 JPMC 9/21/2022 (9,585)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HUF 953,053,672 USD 2,552,498 CITI 9/21/2022 $ (66,313)
HUF 953,053,672 USD 2,552,501 JPMC 9/21/2022 (66,315)
IDR 2,233,913,500 USD 151,291 CITI
**
9/21/2022 (2,339)
IDR 2,233,913,500 USD 151,292 JPMC
**
9/21/2022 (2,339)
ILS 3,619,500 USD 1,082,658 CITI 9/21/2022 (40,441)
ILS 3,619,500 USD 1,082,660 JPMC 9/21/2022 (40,443)
INR 82,069,868 USD 1,043,672 CITI
**
9/21/2022 (12,004)
INR 82,069,868 USD 1,043,673 JPMC
**
9/21/2022 (12,005)
JPY 913,900,689 USD 7,049,414 CITI 9/21/2022 (275,502)
JPY 913,900,684 USD 7,049,423 JPMC 9/21/2022 (275,510)
KRW 1,468,776,540 USD 1,152,785 CITI
**
9/21/2022 (11,075)
KRW 1,468,776,540 USD 1,152,797 JPMC
**
9/21/2022 (11,087)
MXN 70,058,506 USD 3,454,928 CITI 9/21/2022 (22,392)
MXN 70,058,504 USD 3,454,932 JPMC 9/21/2022 (22,396)
NOK 38,709,373 USD 4,017,913 CITI 9/21/2022 (80,890)
NOK 38,709,362 USD 4,017,917 JPMC 9/21/2022 (80,895)
NZD 265,601 USD 169,455 CITI 9/21/2022 (3,727)
NZD 265,600 USD 169,455 JPMC 9/21/2022 (3,727)
PHP 13,535,500 USD 255,797 CITI
**
9/21/2022 (11,162)
PHP 13,535,500 USD 255,805 JPMC
**
9/21/2022 (11,169)
PLN 2,374,500 USD 532,477 CITI 9/21/2022 (8,495)
PLN 2,374,500 USD 532,478 JPMC 9/21/2022 (8,496)
SEK 44,332,303 USD 4,467,201 CITI 9/21/2022 (118,840)
SEK 44,332,302 USD 4,467,207 JPMC 9/21/2022 (118,845)
SGD 2,102,627 USD 1,524,685 CITI 9/21/2022 (10,471)
SGD 2,102,627 USD 1,524,686 JPMC 9/21/2022 (10,473)
THB 2,521,501 USD 73,494 CITI 9/21/2022 (1,906)
THB 2,521,499 USD 73,495 JPMC 9/21/2022 (1,906)
TWD 1,160,712 USD 39,582 CITI
**
9/21/2022 (288)
TWD 1,160,712 USD 39,587 JPMC
**
9/21/2022 (293)
USD 509,080 BRL 2,728,500 CITI
**
9/21/2022 (491)
USD 509,080 BRL 2,728,500 JPMC
**
9/21/2022 (492)
USD 475,076 CAD 616,342 CITI 9/21/2022 (3,817)
USD 475,074 CAD 616,341 JPMC 9/21/2022 (3,817)
USD 5,026,955 CHF 4,849,491 CITI 9/21/2022 (82,231)
USD 5,026,945 CHF 4,849,488 JPMC 9/21/2022 (82,237)
USD 3,735,215 CNY 25,137,000 CITI
**
9/21/2022 (18,421)
USD 3,735,211 CNY 25,137,000 JPMC
**
9/21/2022 (18,426)
USD 310,935 COP 1,310,541,000 CITI
**
9/21/2022 (538)
USD 310,934 COP 1,310,541,000 JPMC
**
9/21/2022 (538)
USD 2,792,260 EUR 2,656,309 CITI 9/21/2022 (7,416)
USD 2,792,255 EUR 2,656,307 JPMC 9/21/2022 (7,420)
USD 510,296 HUF 196,825,000 CITI 9/21/2022 (3,152)
USD 510,295 HUF 196,825,000 JPMC 9/21/2022 (3,153)
USD 1,381,843 JPY 186,789,500 CITI 9/21/2022 (2,657)
USD 1,381,841 JPY 186,789,500 JPMC 9/21/2022 (2,659)
USD 459,838 KRW 595,358,500 CITI
**
9/21/2022 (2,947)
USD 459,837 KRW 595,358,500 JPMC
**
9/21/2022 (2,947)
USD 800,109 MXN 16,464,000 CITI 9/21/2022 (6,549)
USD 800,108 MXN 16,464,000 JPMC 9/21/2022 (6,550)
USD 1,049,057 NOK 10,454,500 CITI 9/21/2022 (14,242)
USD 1,049,055 NOK 10,454,500 JPMC 9/21/2022 (14,243)
USD 682,564 NZD 1,096,000 CITI 9/21/2022 (1,314)
USD 682,563 NZD 1,096,000 JPMC 9/21/2022 (1,314)
USD 283,046 SGD 394,000 CITI 9/21/2022 (694)
USD 283,046 SGD 394,000 JPMC 9/21/2022 (694)
USD 65,264 THB 2,309,001 CITI 9/21/2022 (292)
USD 65,264 THB 2,308,999 JPMC 9/21/2022 (292)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 222,845 TWD 6,584,438 CITI
**
9/21/2022 $ (61)
USD 222,845 TWD 6,584,437 JPMC
**
9/21/2022 (61)
ZAR 41,344,743 USD 2,576,343 CITI 9/21/2022 (55,764)
ZAR 41,344,739 USD 2,576,346 JPMC 9/21/2022 (55,766)
Total unrealized depreciation (3,355,555)
Net unrealized depreciation $ (500,135)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,115,375 $ 2,115,375
CITG
Cash – 176,608 176,608
CITI
Investment Companies 704,440 – 704,440
GSCO
Cash – 383,270 383,270
GSIN
U.S. Treasury Bills 238,446 – 238,446
JPMC
Investment Companies 1,041,991 – 1,041,991
JPMS
Cash – (231,290) (231,290)
U.S. Treasury Inflation Linked Notes 11,384,191 – 11,384,191
U.S. Treasury Notes (12,224,203) – (12,224,203)
MLIN
Cash 120,000 – 120,000
MSCL
Cash – 548,869 548,869
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 742,883 $ 742,883
GSIN
Cash 260,169 – 260,169
JPPC
Cash – 511,793 511,793
MACQ
U.S. Treasury Bills 109,307 – 109,307
MSCL
Cash – 428,928 428,928

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 92.4%
INVESTMENT COMPANIES - 16.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 1.11%
(1)(a)(b) 12,331,330 12,331,330
Limited Purpose Cash Investment
Fund, 1.15% (1)(a) 234,164,545 233,977,213
TOTAL INVESTMENT COMPANIES
(Cost $246,302,835) 246,308,543
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 76.2%
U.S. Treasury Bills
0.37%, 7/21/2022 (c) $ 35,201,000 35,181,150
0.38%, 7/28/2022 (c) 69,559,000 69,502,787
0.49%, 8/4/2022 (c) 112,580,000 112,454,270
0.77%, 8/18/2022 (c)(d) 19,817,000 19,781,836
0.70%, 9/8/2022 (c)(d) 181,613,000 181,076,504
0.82%, 9/15/2022 (c) 242,107,000 241,299,438
0.87%, 9/22/2022 (c)(d) 114,014,000 113,586,624
1.06%, 9/29/2022 (c) 122,069,000 121,568,517
1.12%, 10/6/2022 (c) 3,772,000 3,754,316
1.23%, 10/13/2022 (c) 16,853,000 16,762,188
1.26%, 10/20/2022 (c) 20,822,000 20,696,406
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 76.2% (continued)
1.38%, 10/27/2022 (c)(d) $ 52,369,000 52,038,952
1.42%, 11/3/2022 (c)(d) 36,328,000 36,078,056
1.39%, 11/10/2022 (c)(d) 39,082,000 38,792,855
1.50%, 11/17/2022 (c)(d) 16,278,000 16,149,077
2.18%, 12/15/2022 (c)(d) 24,722,000 24,463,104
2.42%, 12/22/2022 (c)(d) 59,237,000 58,548,383
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,163,324,036) 1,161,734,463
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,409,626,871) 1,408,043,006
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.4%
(Cost $1,409,626,871) 1,408,043,006
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.6% (e) 115,219,753
NET ASSETS - 100.0% 1,523,262,759
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 246,308,543 16.2
U.S. Treasury Obligations 1,161,734,463 76.2
Total Investments In Securities
At Value $ 1,408,043,006 92.4
Other Assets in Excess of
Liabilities (e) 115,219,753 7.6
Net Assets
$ 1,523,262,759 100.0%
(a) Represents 7-day effective yield as of June 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 1.50% Annual 12/21/2027 CHF 169,300,000 $ (2,073,661) $ 3,302,120 $ 1,228,459
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 5,779,800,000 (138,029) 155,659 17,630
Pay 3M BBR Qtrly 4.50% Semi 12/15/2027 NZD 127,100,000 149,359 1,233,639 1,382,998
Pay 3M STIBOR Qtrly 3.00% Annual 12/15/2027 SEK 1,071,700,000 (367,235) 1,020,002 652,767
Pay 6M BBR Semi 4.00% Semi 12/09/2027 AUD 80,000,000 (1,492,390) 1,504,340 11,950
Pay 6M BBR Semi 4.50% Semi 12/09/2027 AUD 168,000,000 1,462,447 1,168,485 2,630,932
Pay 6M BBR Semi 4.50% Semi 12/09/2032 AUD 4,700,000 (58,998) 146,636 87,638
Pay 6M NIBOR Semi 3.50% Annual 12/15/2027 NOK 822,700,000 282,009 307,284 589,293
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 1,147,800,000 28,810,603 (6,244,961) 22,565,642
Receive 1D SOFR Annual 2.00% Annual 12/21/2032 USD 65,100,000 5,483,794 (887,373) 4,596,421
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 917,700,000 22,840,365 (6,588,337) 16,252,028
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 22,700,000 2,440,192 (507,494) 1,932,698
Receive 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 18,703,900,000 1,808,970 (273,712) 1,535,258
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 383,100,000 7,435,392 (1,037,227) 6,398,165
Receive 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 1,094,300,000 32,713,851 (9,849,660) 22,864,191

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 62,000,000 $ 8,803,261 $ (1,163,641) $ 7,639,620
Receive 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 110,300,000 257,204 43,468 300,672
108,357,134 (17,670,772) 90,686,362
Pay 1D SOFR Annual 2.00% Annual 12/21/2027 USD 604,500,000 (27,286,756) 4,876,383 (22,410,373)
Pay 1D SONIA Annual 1.75% Annual 12/21/2027 GBP 430,500,000 (21,906,744) 3,876,002 (18,030,742)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 49,086,800,000 (964,069) 162,110 (801,959)
Pay 3M BA Qtrly 2.50% Semi 12/20/2027 CAD 77,300,000 (3,407,783) 617,994 (2,789,789)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 48,700,000 (4,302,008) 469,287 (3,832,721)
Pay 6M EURIBOR Semi 0.75% Annual 12/21/2027 EUR 575,400,000 (42,836,067) 7,246,053 (35,590,014)
Receive 1D SARON Annual 1.50% Annual 12/23/2024 CHF 204,000,000 (211,518) (1,948,068) (2,159,586)
Receive 1D SARON Annual 2.00% Annual 12/21/2032 CHF 44,600,000 433,970 (1,261,951) (827,981)
Receive 1D TONAR Annual 0.50% Annual 12/21/2027 JPY 12,438,500,000 (839,329) (420,236) (1,259,565)
Receive 3M BBR Qtrly 4.50% Semi 12/11/2024 NZD 151,100,000 212,266 (662,535) (450,269)
Receive 3M BBR Qtrly 4.50% Qtrly 12/12/2024 AUD 604,100,000 (2,013,384) (4,384,048) (6,397,432)
Receive 3M BBR Qtrly 4.50% Semi 12/15/2032 NZD 34,900,000 (98,869) (507,719) (606,588)
Receive 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 620,800,000 212,232 (254,080) (41,848)
Receive 3M STIBOR Qtrly 3.50% Annual 12/18/2024 SEK 667,000,000 (555,376) (112,415) (667,791)
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 284,700,000 240,164 (528,091) (287,927)
Receive 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 988,400,000 113,178 (126,479) (13,301)
Receive 6M NIBOR Semi 3.50% Annual 12/15/2032 NOK 114,200,000 48,959 (228,829) (179,870)
(103,161,134) 6,813,378 (96,347,756)
$ 5,196,000 $ (10,857,394) $ (5,661,394)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 1.50%
1 Day Sterling Overnight Index Average (''SONIA''): 1.19%
1 Day Swiss Average Rate Overnight (“SARON”): -0.20%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 1.81%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 2.76%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.80%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 2.67%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 0.26%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 2.31%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (187,200) $ 14,249
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (63,057,600) 31,161
HSCEI July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 07/28/2022 HKD (19,351,950) 28,618
HSCEI July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (2,656,150) 1,131
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 08/17/2022 BRL (151,709,680) 1,275,573
KOSPI 200
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/08/2022 KRW (76,862,500) 7,808
Lean Hogs July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 07/15/2022 USD 261,900 6,043
Lean Hogs
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/12/2022 USD (245,040) 5,959
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (7,052,990) 101,174
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/16/2022 CHF (34,091,530) 394,355
TAIEX Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/20/2022 TWD (52,646,400) 117,688
1,983,759
Lean Hogs July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 07/15/2022 USD (261,900) (16,380)
(16,380)
$ 1,967,379

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 114 7/2022 USD $ 12,429,420 $ (817,716)
LME Aluminum Base Metal 1 7/2022 USD 60,673 (24,062)
LME Aluminum Base Metal 1 7/2022 USD 60,673 (24,874)
LME Aluminum Base Metal 2 7/2022 USD 121,613 (42,843)
LME Aluminum Base Metal 3 7/2022 USD 183,750 (80,034)
LME Aluminum Base Metal 3 7/2022 USD 182,435 (63,048)
LME Aluminum Base Metal 8 7/2022 USD 485,200 (211,710)
LME Aluminum Base Metal 33 7/2022 USD 2,007,679 (540,637)
LME Copper Base Metal 1 7/2022 USD 206,433 (52,695)
LME Copper Base Metal 1 7/2022 USD 206,588 (50,662)
LME Copper Base Metal 1 7/2022 USD 206,356 (52,665)
LME Copper Base Metal 3 7/2022 USD 619,728 (156,099)
LME Copper Base Metal 3 7/2022 USD 619,875 (115,695)
LME Copper Base Metal 3 7/2022 USD 619,875 (124,110)
LME Copper Base Metal 3 7/2022 USD 619,657 (154,008)
LME Copper Base Metal 4 7/2022 USD 839,925 (184,085)
LME Copper Base Metal 5 7/2022 USD 1,032,522 (249,332)
LME Copper Base Metal 9 7/2022 USD 1,859,625 (365,086)
LME Copper Base Metal 20 7/2022 USD 4,131,500 (1,031,303)
LME Lead Base Metal 2 7/2022 USD 95,615 (24,954)
LME Lead Base Metal 2 7/2022 USD 95,585 (22,236)
LME Lead Base Metal 3 7/2022 USD 142,819 (37,972)
LME Lead Base Metal 3 7/2022 USD 143,468 (37,116)
LME Lead Base Metal 3 7/2022 USD 142,875 (37,575)
LME Lead Base Metal 5 7/2022 USD 238,839 (46,799)
LME Lead Base Metal 9 7/2022 USD 429,959 (82,783)
LME Lead Base Metal 10 7/2022 USD 477,625 (105,151)
LME Lead Base Metal 15 7/2022 USD 717,319 (195,835)
LME Lead Base Metal 18 7/2022 USD 865,485 (231,892)
LME Nickel Base Metal 1 7/2022 USD 135,923 (66,430)
LME Nickel Base Metal 2 7/2022 USD 271,687 (131,819)
LME Nickel Base Metal 2 7/2022 USD 271,716 (131,490)
LME Nickel Base Metal 2 7/2022 USD 271,716 (130,266)
LME Nickel Base Metal 4 7/2022 USD 570,024 (207,828)
LME Zinc Base Metal 3 7/2022 USD 238,706 (92,323)
LME Zinc Base Metal 4 7/2022 USD 318,275 (112,182)
LME Zinc Base Metal 5 7/2022 USD 397,875 (137,665)
LME Zinc Base Metal 7 7/2022 USD 593,653 (154,237)
LME Zinc Base Metal 9 7/2022 USD 716,175 (250,317)
Natural Gas 10 7/2022 EUR 1,126,739 491,200
Natural Gas 47 7/2022 USD 2,549,280 (1,647,685)
NY Harbor ULSD 131 7/2022 USD 21,075,411 (2,287,681)
Rapeseed 18 7/2022 EUR 654,550 (92,511)
RBOB Gasoline 144 7/2022 USD 21,387,542 (2,759,197)
WTI Crude Oil 60 7/2022 USD 6,345,600 (712,517)
Ethanol 65 8/2022 USD 6,934,200 (783,192)
LME Aluminum Base Metal 2 8/2022 USD 121,955 (26,601)
LME Aluminum Base Metal 3 8/2022 USD 182,630 (40,954)
LME Aluminum Base Metal 4 8/2022 USD 243,850 (44,221)
LME Aluminum Base Metal 5 8/2022 USD 304,813 (52,210)
LME Aluminum Base Metal 6 8/2022 USD 365,588 (48,055)
LME Aluminum Base Metal 13 8/2022 USD 792,756 (160,507)
LME Aluminum Base Metal 13 8/2022 USD 791,944 (104,607)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 13 8/2022 USD $ 791,863 $ (117,201)
LME Aluminum Base Metal 16 8/2022 USD 976,000 (166,047)
LME Aluminum Base Metal 16 8/2022 USD 974,200 (188,342)
LME Aluminum Base Metal 26 8/2022 USD 1,585,025 (306,703)
LME Copper Base Metal 1 8/2022 USD 206,550 (29,878)
LME Copper Base Metal 4 8/2022 USD 826,525 (98,486)
LME Copper Base Metal 4 8/2022 USD 826,250 (102,032)
LME Copper Base Metal 4 8/2022 USD 826,525 (106,086)
LME Copper Base Metal 4 8/2022 USD 826,545 (122,501)
LME Copper Base Metal 6 8/2022 USD 1,239,300 (165,466)
LME Copper Base Metal 9 8/2022 USD 1,859,513 (179,686)
LME Copper Base Metal 9 8/2022 USD 1,859,063 (270,568)
LME Copper Base Metal 9 8/2022 USD 1,859,771 (283,356)
LME Lead Base Metal 1 8/2022 USD 47,815 (6,726)
LME Lead Base Metal 4 8/2022 USD 191,300 (24,711)
LME Lead Base Metal 4 8/2022 USD 191,200 (36,111)
LME Lead Base Metal 15 8/2022 USD 717,000 (130,871)
LME Lead Base Metal 16 8/2022 USD 765,300 (95,142)
LME Lead Base Metal 16 8/2022 USD 764,800 (143,200)
LME Lead Base Metal 20 8/2022 USD 956,000 (86,553)
LME Lead Base Metal 21 8/2022 USD 1,004,588 (106,105)
LME Lead Base Metal 21 8/2022 USD 1,004,588 (78,543)
LME Lead Base Metal 28 8/2022 USD 1,338,519 (187,555)
LME Lead Base Metal 44 8/2022 USD 2,101,550 (197,791)
LME Nickel Base Metal 1 8/2022 USD 136,038 (28,845)
LME Nickel Base Metal 1 8/2022 USD 136,026 (31,767)
LME Nickel Base Metal 2 8/2022 USD 271,967 (98,419)
LME Nickel Base Metal 3 8/2022 USD 408,351 (72,258)
LME Nickel Base Metal 3 8/2022 USD 407,961 (135,978)
LME Nickel Base Metal 4 8/2022 USD 544,503 (82,749)
LME Zinc Base Metal 1 8/2022 USD 79,344 (12,609)
LME Zinc Base Metal 2 8/2022 USD 158,663 (23,693)
LME Zinc Base Metal 2 8/2022 USD 158,538 (22,543)
LME Zinc Base Metal 3 8/2022 USD 237,731 (44,666)
LME Zinc Base Metal 8 8/2022 USD 635,250 (143,049)
LME Zinc Base Metal 8 8/2022 USD 635,250 (169,174)
LME Zinc Base Metal 18 8/2022 USD 1,429,313 (331,591)
LME Zinc Base Metal 36 8/2022 USD 2,855,025 (290,381)
Low Sulphur Gasoil 136 8/2022 USD 15,286,400 (1,625,923)
Milk 7 8/2022 USD 315,420 (28,394)
Natural Gas 10 8/2022 USD 591,150 (11,356)
Cocoa 36 9/2022 GBP 750,685 (23,065)
Coffee 'C' 1 9/2022 USD 86,288 15
FCOJ-A 61 9/2022 USD 1,583,408 (60,574)
KC HRW Wheat 14 9/2022 USD 666,225 (147,107)
LME Aluminum Base Metal 2 9/2022 USD 122,275 (481)
LME Aluminum Base Metal 9 9/2022 USD 550,125 (12,852)
LME Aluminum Base Metal 11 9/2022 USD 672,031 (3,444)
LME Aluminum Base Metal 11 9/2022 USD 672,444 (4,083)
LME Aluminum Base Metal 13 9/2022 USD 794,219 (109,970)
LME Aluminum Base Metal 15 9/2022 USD 916,781 (65,913)
LME Aluminum Base Metal 16 9/2022 USD 978,176 (35,031)
LME Aluminum Base Metal 20 9/2022 USD 1,222,750 (58,809)
LME Aluminum Base Metal 41 9/2022 USD 2,506,381 (352,458)
LME Aluminum Base Metal 41 9/2022 USD 2,506,125 (195,640)
LME Copper Base Metal 1 9/2022 USD 206,450 (2,678)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 9/2022 USD $ 619,894 $ (103,195)
LME Copper Base Metal 4 9/2022 USD 826,525 (107,461)
LME Copper Base Metal 4 9/2022 USD 826,525 (143,420)
LME Copper Base Metal 4 9/2022 USD 826,375 (85,358)
LME Copper Base Metal 6 9/2022 USD 1,238,550 (9,741)
LME Copper Base Metal 7 9/2022 USD 1,446,419 (240,907)
LME Copper Base Metal 10 9/2022 USD 2,066,000 (250,208)
LME Copper Base Metal 13 9/2022 USD 2,685,881 (356,153)
LME Copper Base Metal 21 9/2022 USD 4,339,256 (768,955)
LME Copper Base Metal 48 9/2022 USD 9,912,000 (1,622,955)
LME Lead Base Metal 3 9/2022 USD 143,252 (15,089)
LME Lead Base Metal 4 9/2022 USD 191,083 (32,153)
LME Lead Base Metal 5 9/2022 USD 238,923 (36,010)
LME Lead Base Metal 5 9/2022 USD 238,888 (35,031)
LME Lead Base Metal 8 9/2022 USD 382,112 (56,383)
LME Lead Base Metal 8 9/2022 USD 382,384 (51,637)
LME Lead Base Metal 10 9/2022 USD 477,125 (49,339)
LME Lead Base Metal 20 9/2022 USD 953,750 (50,653)
LME Lead Base Metal 25 9/2022 USD 1,192,188 (11,347)
LME Lead Base Metal 25 9/2022 USD 1,192,188 (19,128)
LME Lead Base Metal 28 9/2022 USD 1,335,950 (127,224)
LME Lead Base Metal 58 9/2022 USD 2,767,325 (398,446)
LME Lead Base Metal 67 9/2022 USD 3,195,900 (93,545)
LME Nickel Base Metal 1 9/2022 USD 136,239 (37,494)
LME Nickel Base Metal 2 9/2022 USD 272,478 (59,928)
LME Nickel Base Metal 3 9/2022 USD 408,717 (117,792)
LME Nickel Base Metal 4 9/2022 USD 544,824 (68,988)
LME Nickel Base Metal 4 9/2022 USD 544,890 (76,722)
LME Nickel Base Metal 5 9/2022 USD 681,030 (85,185)
LME Nickel Base Metal 6 9/2022 USD 817,434 (137,304)
LME Nickel Base Metal 9 9/2022 USD 1,226,073 (366,954)
LME Zinc Base Metal 4 9/2022 USD 315,700 (12,212)
LME Zinc Base Metal 6 9/2022 USD 475,233 (106,560)
LME Zinc Base Metal 9 9/2022 USD 710,363 (45,701)
LME Zinc Base Metal 11 9/2022 USD 870,903 (118,442)
LME Zinc Base Metal 12 9/2022 USD 947,199 (63,211)
LME Zinc Base Metal 13 9/2022 USD 1,029,412 (141,283)
LME Zinc Base Metal 19 9/2022 USD 1,500,288 (132,540)
LME Zinc Base Metal 56 9/2022 USD 4,425,050 (451,924)
Rough Rice 5 9/2022 USD 167,450 121
Wheat 21 9/2022 ZAR 481,798 (2,095)
White Sugar 307 9/2022 USD 8,206,110 71,871
Soybean 95 11/2022 USD 6,925,500 (403,045)
WTI Crude Oil 245 11/2022 JPY 7,398,032 (232,562)
Cotton No. 2 79 12/2022 USD 3,904,180 (975,893)
French Base Electricity 1 12/2022 EUR 3,356,866 2,268,988
Italian Base Electricity 2 12/2022 EUR 4,947,125 1,754,675
Milling Wheat No. 2 119 12/2022 EUR 2,148,062 (183,099)
Phelix De Base Electricity 2 12/2022 EUR 5,420,448 2,464,390
White Maize 51 12/2022 ZAR 1,397,514 22,731
Yellow Maize 68 12/2022 ZAR 1,871,293 (23,052)
(24,224,965)
Short Contracts
Amsterdam Exchange Index (87) 7/2022 EUR (12,015,876) (79,876)
CAC 40 10 Euro Index (142) 7/2022 EUR (8,800,558) 43,280
Hang Seng Index (37) 7/2022 HKD (5,126,472) 71,169

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
HSCEI (44) 7/2022 HKD $ (2,127,721) $ 43,505
IBEX 35 Index (112) 7/2022 EUR (9,436,111) 62,406
LME Aluminum Base Metal (1) 7/2022 USD (60,673) 23,822
LME Aluminum Base Metal (1) 7/2022 USD (60,673) 24,450
LME Aluminum Base Metal (2) 7/2022 USD (121,613) 42,688
LME Aluminum Base Metal (3) 7/2022 USD (183,750) 78,764
LME Aluminum Base Metal (3) 7/2022 USD (182,435) 62,436
LME Aluminum Base Metal (8) 7/2022 USD (485,200) 210,657
LME Aluminum Base Metal (33) 7/2022 USD (2,007,679) 551,392
LME Copper Base Metal (1) 7/2022 USD (206,356) 51,266
LME Copper Base Metal (1) 7/2022 USD (206,433) 52,889
LME Copper Base Metal (1) 7/2022 USD (206,588) 48,879
LME Copper Base Metal (3) 7/2022 USD (619,657) 155,712
LME Copper Base Metal (3) 7/2022 USD (619,875) 116,208
LME Copper Base Metal (3) 7/2022 USD (619,875) 120,325
LME Copper Base Metal (3) 7/2022 USD (619,728) 153,922
LME Copper Base Metal (4) 7/2022 USD (839,925) 185,059
LME Copper Base Metal (5) 7/2022 USD (1,032,522) 250,839
LME Copper Base Metal (9) 7/2022 USD (1,859,625) 361,136
LME Copper Base Metal (20) 7/2022 USD (4,131,500) 1,011,878
LME Lead Base Metal (2) 7/2022 USD (95,585) 22,110
LME Lead Base Metal (2) 7/2022 USD (95,615) 24,317
LME Lead Base Metal (3) 7/2022 USD (142,819) 37,473
LME Lead Base Metal (3) 7/2022 USD (142,875) 37,342
LME Lead Base Metal (3) 7/2022 USD (143,468) 36,750
LME Lead Base Metal (5) 7/2022 USD (238,839) 45,240
LME Lead Base Metal (9) 7/2022 USD (429,959) 80,397
LME Lead Base Metal (10) 7/2022 USD (477,625) 100,970
LME Lead Base Metal (15) 7/2022 USD (717,319) 201,392
LME Lead Base Metal (18) 7/2022 USD (865,485) 230,668
LME Nickel Base Metal (1) 7/2022 USD (135,923) 66,704
LME Nickel Base Metal (2) 7/2022 USD (271,716) 127,568
LME Nickel Base Metal (2) 7/2022 USD (271,716) 128,838
LME Nickel Base Metal (2) 7/2022 USD (271,687) 133,070
LME Nickel Base Metal (4) 7/2022 USD (570,024) 204,316
LME Zinc Base Metal (3) 7/2022 USD (238,706) 92,485
LME Zinc Base Metal (4) 7/2022 USD (318,275) 113,713
LME Zinc Base Metal (5) 7/2022 USD (397,875) 135,048
LME Zinc Base Metal (7) 7/2022 USD (593,653) 143,514
LME Zinc Base Metal (9) 7/2022 USD (716,175) 242,973
MSCI Singapore Index (517) 7/2022 SGD (10,440,103) 342,916
Natural Gas (15) 7/2022 GBP (1,405,488) (76,607)
OMXS30 Index (475) 7/2022 SEK (8,685,330) 332,601
SGX FTSE China A50 Index (504) 7/2022 USD (7,501,032) (124,289)
SGX FTSE Taiwan Index (269) 7/2022 USD (13,643,680) 512,975
SGX NIFTY 50 Index (205) 7/2022 USD (6,446,225) 42,603
100 oz Gold (72) 8/2022 USD (13,012,560) 155,889
Feeder Cattle (208) 8/2022 USD (18,054,400) (159,844)
Lean Hogs (178) 8/2022 USD (7,269,520) 198,624
Live Cattle (357) 8/2022 USD (18,931,710) 230,184
LME Aluminum Base Metal (2) 8/2022 USD (121,955) 27,364
LME Aluminum Base Metal (3) 8/2022 USD (182,630) 39,632
LME Aluminum Base Metal (4) 8/2022 USD (243,850) 44,438
LME Aluminum Base Metal (5) 8/2022 USD (304,813) 48,892
LME Aluminum Base Metal (6) 8/2022 USD (365,588) 49,635
LME Aluminum Base Metal (13) 8/2022 USD (791,944) 96,317

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (13) 8/2022 USD $ (791,863) $ 108,493
LME Aluminum Base Metal (13) 8/2022 USD (792,756) 153,457
LME Aluminum Base Metal (16) 8/2022 USD (976,000) 166,922
LME Aluminum Base Metal (16) 8/2022 USD (974,200) 176,718
LME Aluminum Base Metal (26) 8/2022 USD (1,585,025) 307,405
LME Copper Base Metal (1) 8/2022 USD (206,550) 30,834
LME Copper Base Metal (4) 8/2022 USD (826,250) 101,939
LME Copper Base Metal (4) 8/2022 USD (826,525) 106,009
LME Copper Base Metal (4) 8/2022 USD (826,545) 123,528
LME Copper Base Metal (4) 8/2022 USD (826,525) 93,547
LME Copper Base Metal (6) 8/2022 USD (1,239,300) 165,969
LME Copper Base Metal (9) 8/2022 USD (1,859,063) 265,386
LME Copper Base Metal (9) 8/2022 USD (1,859,771) 290,955
LME Copper Base Metal (9) 8/2022 USD (1,859,513) 184,751
LME Lead Base Metal (1) 8/2022 USD (47,815) 6,526
LME Lead Base Metal (4) 8/2022 USD (191,200) 35,062
LME Lead Base Metal (4) 8/2022 USD (191,300) 22,313
LME Lead Base Metal (15) 8/2022 USD (717,000) 133,546
LME Lead Base Metal (16) 8/2022 USD (764,800) 147,158
LME Lead Base Metal (16) 8/2022 USD (765,300) 86,638
LME Lead Base Metal (20) 8/2022 USD (956,000) 84,672
LME Lead Base Metal (21) 8/2022 USD (1,004,588) 81,700
LME Lead Base Metal (21) 8/2022 USD (1,004,588) 104,207
LME Lead Base Metal (28) 8/2022 USD (1,338,519) 184,931
LME Lead Base Metal (44) 8/2022 USD (2,101,550) 196,044
LME Nickel Base Metal (1) 8/2022 USD (136,038) 28,598
LME Nickel Base Metal (1) 8/2022 USD (136,026) 31,272
LME Nickel Base Metal (2) 8/2022 USD (271,967) 94,618
LME Nickel Base Metal (3) 8/2022 USD (407,961) 134,425
LME Nickel Base Metal (3) 8/2022 USD (408,351) 69,169
LME Nickel Base Metal (4) 8/2022 USD (544,503) 88,714
LME Zinc Base Metal (1) 8/2022 USD (79,344) 12,060
LME Zinc Base Metal (2) 8/2022 USD (158,538) 24,985
LME Zinc Base Metal (2) 8/2022 USD (158,663) 22,052
LME Zinc Base Metal (3) 8/2022 USD (237,731) 41,747
LME Zinc Base Metal (8) 8/2022 USD (635,250) 134,732
LME Zinc Base Metal (8) 8/2022 USD (635,250) 161,065
LME Zinc Base Metal (18) 8/2022 USD (1,429,313) 334,961
LME Zinc Base Metal (36) 8/2022 USD (2,855,025) 287,947
Milk (5) 8/2022 USD (228,200) 3,319
Mont Belvieu (40) 8/2022 USD (2,029,306) 28,128
SGX Iron Ore (382) 8/2022 USD (4,544,654) (257,452)
Australia 10 Year Bond (663) 9/2022 AUD (54,685,221) (614,957)
Australia 3 Year Bond (1,945) 9/2022 AUD (144,765,804) (712,190)
Canada 10 Year Bond (832) 9/2022 CAD (80,207,333) 2,734,011
Cocoa (375) 9/2022 USD (8,775,000) 588,878
Copper (79) 9/2022 USD (7,327,250) 674,854
Corn (516) 9/2022 USD (16,221,750) 2,441,381
Crude Palm Oil (2) 9/2022 MYR (55,701) 277
DAX Index (72) 9/2022 EUR (24,090,065) 1,225,923
DJIA CBOT E-Mini Index (164) 9/2022 USD (25,240,420) 277,584
EURO STOXX 50 Index (587) 9/2022 EUR (21,167,196) 438,987
Euro-Bobl (237) 9/2022 EUR (30,846,827) 91,746
Euro-BTP (229) 9/2022 EUR (29,616,000) 250,490
Euro-Bund (186) 9/2022 EUR (29,005,852) 274,317
Euro-Buxl (101) 9/2022 EUR (17,265,102) 914,786

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-OAT (181) 9/2022 EUR $ (26,297,090) $ 720,623
Euro-Schatz (631) 9/2022 EUR (72,179,448) 9,587
FTSE 100 Index (206) 9/2022 GBP (17,856,890) 56,767
FTSE/JSE Top 40 Index (101) 9/2022 ZAR (3,722,325) 13,182
FTSE/MIB Index (102) 9/2022 EUR (11,334,711) 377,210
Japan 10 Year Bond (57) 9/2022 JPY (62,541,200) 52,743
KOSPI 200 Index (230) 9/2022 KRW (13,615,508) 1,381,906
LME Aluminum Base Metal (2) 9/2022 USD (122,275) (320)
LME Aluminum Base Metal (9) 9/2022 USD (550,125) 15,469
LME Aluminum Base Metal (11) 9/2022 USD (672,444) 7,930
LME Aluminum Base Metal (11) 9/2022 USD (672,031) 586
LME Aluminum Base Metal (13) 9/2022 USD (794,219) 105,867
LME Aluminum Base Metal (15) 9/2022 USD (916,781) 64,655
LME Aluminum Base Metal (16) 9/2022 USD (978,176) 24,222
LME Aluminum Base Metal (20) 9/2022 USD (1,222,750) 70,068
LME Aluminum Base Metal (41) 9/2022 USD (2,506,125) 169,896
LME Aluminum Base Metal (223) 9/2022 USD (13,632,269) 1,576,871
LME Copper Base Metal (1) 9/2022 USD (206,450) 3,833
LME Copper Base Metal (3) 9/2022 USD (619,894) 99,348
LME Copper Base Metal (4) 9/2022 USD (826,525) 102,564
LME Copper Base Metal (4) 9/2022 USD (826,375) 92,765
LME Copper Base Metal (4) 9/2022 USD (826,525) 145,964
LME Copper Base Metal (6) 9/2022 USD (1,238,550) 11,734
LME Copper Base Metal (7) 9/2022 USD (1,446,419) 243,563
LME Copper Base Metal (10) 9/2022 USD (2,066,000) 245,685
LME Copper Base Metal (13) 9/2022 USD (2,685,881) 334,127
LME Copper Base Metal (21) 9/2022 USD (4,339,256) 769,539
LME Copper Base Metal (63) 9/2022 USD (13,009,500) 1,582,224
LME Lead Base Metal (3) 9/2022 USD (143,252) 14,353
LME Lead Base Metal (4) 9/2022 USD (191,083) 31,906
LME Lead Base Metal (5) 9/2022 USD (238,923) 37,064
LME Lead Base Metal (5) 9/2022 USD (238,888) 33,599
LME Lead Base Metal (8) 9/2022 USD (382,112) 58,117
LME Lead Base Metal (8) 9/2022 USD (382,384) 50,350
LME Lead Base Metal (10) 9/2022 USD (477,125) 46,914
LME Lead Base Metal (20) 9/2022 USD (953,750) 43,323
LME Lead Base Metal (25) 9/2022 USD (1,192,188) 23,863
LME Lead Base Metal (25) 9/2022 USD (1,192,188) 4,383
LME Lead Base Metal (28) 9/2022 USD (1,335,950) 123,632
LME Lead Base Metal (67) 9/2022 USD (3,195,900) 69,866
LME Lead Base Metal (237) 9/2022 USD (11,307,863) 734,209
LME Nickel Base Metal (1) 9/2022 USD (136,239) 37,383
LME Nickel Base Metal (2) 9/2022 USD (272,478) 58,383
LME Nickel Base Metal (3) 9/2022 USD (408,717) 117,639
LME Nickel Base Metal (4) 9/2022 USD (544,890) 69,397
LME Nickel Base Metal (4) 9/2022 USD (544,824) 66,837
LME Nickel Base Metal (5) 9/2022 USD (681,030) 90,337
LME Nickel Base Metal (6) 9/2022 USD (817,434) 126,544
LME Nickel Base Metal (9) 9/2022 USD (1,226,073) 358,361
LME Nickel Base Metal (43) 9/2022 USD (5,856,858) 1,151,042
LME Zinc Base Metal (4) 9/2022 USD (315,700) 5,638
LME Zinc Base Metal (6) 9/2022 USD (475,233) 106,320
LME Zinc Base Metal (9) 9/2022 USD (710,363) 40,610
LME Zinc Base Metal (11) 9/2022 USD (870,903) 103,858
LME Zinc Base Metal (12) 9/2022 USD (947,199) 67,366
LME Zinc Base Metal (13) 9/2022 USD (1,029,412) 142,175

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (19) 9/2022 USD $ (1,500,288) $ 152,750
LME Zinc Base Metal (31) 9/2022 USD (2,449,581) 384,402
Long Gilt (202) 9/2022 GBP (28,120,506) 954,442
Lumber (21) 9/2022 USD (1,472,163) (136,407)
MSCI EAFE E-Mini Index (236) 9/2022 USD (21,907,880) 68,250
MSCI Emerging Markets E-Mini Index (452) 9/2022 USD (22,661,020) 19,810
NASDAQ 100 E-Mini Index (72) 9/2022 USD (16,602,480) 744,732
Nikkei 225 Index (94) 9/2022 JPY (18,276,238) 345,669
Palladium (6) 9/2022 USD (1,149,660) (30,024)
Robusta Coffee (205) 9/2022 USD (4,167,650) 5,543
Russell 2000 E-Mini Index (180) 9/2022 USD (15,372,000) 714,223
S&P 500 E-Mini Index (98) 9/2022 USD (18,568,550) 746,855
S&P Midcap 400 E-Mini Index (75) 9/2022 USD (17,010,000) 763,282
S&P/TSX 60 Index (50) 9/2022 CAD (8,875,855) 191,272
Silver (106) 9/2022 USD (10,786,560) 541,912
SPI 200 Index (298) 9/2022 AUD (33,224,804) 228,242
Sugar No. 11 (343) 9/2022 USD (7,106,960) 123,824
TOPIX Index (89) 9/2022 JPY (12,269,642) (48,038)
U.S. Treasury 10 Year Note (514) 9/2022 USD (60,836,719) 655,960
U.S. Treasury 2 Year Note (890) 9/2022 USD (186,774,843) 990,784
U.S. Treasury 5 Year Note (678) 9/2022 USD (76,031,343) 638,108
U.S. Treasury Long Bond (265) 9/2022 USD (36,611,406) 628,169
U.S. Treasury Ultra Bond (218) 9/2022 USD (33,394,875) 984,054
Wheat (175) 9/2022 USD (7,735,000) 1,718,847
Platinum (83) 10/2022 USD (3,715,495) 105,551
Rapeseed (75) 10/2022 EUR (2,730,237) 73
Canola (196) 11/2022 CAD (2,675,357) 26,345
Rubber (49) 11/2022 JPY (461,181) 2,033
3 Month Canadian Bankers Acceptance (306) 12/2022 CAD (57,175,905) 227,422
3 Month Euro Euribor (21) 12/2022 EUR (5,439,843) (1,098)
3 Month Euro Euribor (114) 12/2022 EUR (29,530,576) 478,773
ASX 90 Day Bank Accepted Bill (123) 12/2022 AUD (84,172,256) 112,319
ECX Emission (10) 12/2022 EUR (944,832) (75,525)
Soybean Meal (44) 12/2022 USD (1,789,480) (10,237)
Soybean Oil (76) 12/2022 USD (2,939,376) 461,597
3 Month Canadian Bankers Acceptance (163) 3/2023 CAD (30,465,944) 62,720
3 Month Euro Euribor (9) 3/2023 EUR (2,322,401) (730)
3 Month Euro Euribor (128) 3/2023 EUR (33,029,707) 655,565
3 Month SARON (17) 3/2023 CHF (4,422,956) 6,268
3 Month SOFR (153) 3/2023 USD (36,962,888) 219,173
3 Month SONIA (140) 3/2023 GBP (41,389,113) 110,527
ASX 90 Day Bank Accepted Bill (107) 3/2023 AUD (73,165,785) 19,657
3 Month Euro Euribor (17) 6/2023 EUR (4,376,292) (1,609)
3 Month Euro Euribor (112) 6/2023 EUR (28,832,039) 635,186
3 Month SARON (23) 6/2023 CHF (5,966,231) 7,754
3 Month SOFR (217) 6/2023 USD (52,391,938) 184,291
3 Month SONIA (115) 6/2023 GBP (33,942,204) 57,268
3 Month Euro Euribor (13) 9/2023 EUR (3,342,319) (1,117)
3 Month Euro Euribor (123) 9/2023 EUR (31,623,476) 731,611
3 Month SARON (29) 9/2023 CHF (7,517,703) (2,665)
3 Month SOFR (281) 9/2023 USD (67,977,413) 266,373
3 Month SONIA (118) 9/2023 GBP (34,858,177) 80,746
3 Month Euro Euribor (187) 12/2023 EUR (48,063,271) (42,665)
3 Month SOFR (271) 12/2023 USD (65,687,013) 97,362
3 Month SONIA (3) 12/2023 GBP (887,092) 15,839
3 Month SONIA (212) 12/2023 GBP (62,687,846) 113,744

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (223) 3/2024 EUR $ (57,316,093) $ 23,625
3 Month SOFR (235) 3/2024 USD (57,052,125) (60,065)
3 Month SONIA (32) 3/2024 GBP (9,470,107) 161,647
3 Month SONIA (200) 3/2024 GBP (59,188,169) (46,185)
3 Month Euro Euribor (232) 6/2024 EUR (59,638,415) (9,928)
3 Month SOFR (180) 6/2024 USD (43,755,750) (60,550)
3 Month SONIA (185) 6/2024 GBP (54,785,652) 7,209
3 Month SOFR (224) 9/2024 USD (54,504,800) (109,094)
3 Month SONIA (149) 9/2024 GBP (44,165,470) (84,223)
48,637,886
$ 24,412,921
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 7,581,980 USD 5,890,815 CITI 9/21/2022 $ 321
CAD 7,581,980 USD 5,890,822 JPMC 9/21/2022 314
CHF 6,570,000 USD 6,807,094 CITI 9/21/2022 114,735
CHF 6,570,000 USD 6,807,102 JPMC 9/21/2022 114,726
EUR 26,199,500 USD 27,435,588 CITI 9/21/2022 177,961
EUR 26,199,500 USD 27,435,623 JPMC 9/21/2022 177,927
KRW 211,500 USD 164 CITI
**
9/21/2022 –
KRW 211,500 USD 164 JPMC
**
9/21/2022 –
SGD 15,277,500 USD 10,980,781 CITI 9/21/2022 21,359
SGD 15,277,500 USD 10,980,794 JPMC 9/21/2022 21,345
USD 36,834,247 AUD 52,629,500 CITI 9/21/2022 482,388
USD 36,834,201 AUD 52,629,500 JPMC 9/21/2022 482,342
USD 6,850,607 BRL 34,846,999 CITI
**
9/21/2022 342,625
USD 6,850,597 BRL 34,846,993 JPMC
**
9/21/2022 342,616
USD 8,506,710 CLP 7,345,537,834 CITI
**
9/21/2022 634,629
USD 8,506,699 CLP 7,345,537,822 JPMC
**
9/21/2022 634,619
USD 255,634,874 EUR 239,520,842 CITI 9/21/2022 3,186,516
USD 255,634,547 EUR 239,520,835 JPMC 9/21/2022 3,186,197
USD 31,595,910 GBP 25,771,500 CITI 9/21/2022 175,751
USD 31,595,871 GBP 25,771,500 JPMC 9/21/2022 175,712
USD 7,392,937 HUF 2,730,244,860 CITI 9/21/2022 270,678
USD 7,392,927 HUF 2,730,244,858 JPMC 9/21/2022 270,669
USD 137,930 IDR 2,034,478,144 CITI
**
9/21/2022 2,276
USD 137,925 IDR 2,034,478,144 JPMC
**
9/21/2022 2,270
USD 5,875,912 ILS 19,564,500 CITI 9/21/2022 242,411
USD 5,875,905 ILS 19,564,500 JPMC 9/21/2022 242,404
USD 70,888,031 INR 5,562,038,353 CITI
**
9/21/2022 969,844
USD 70,887,943 INR 5,562,038,351 JPMC
**
9/21/2022 969,755
USD 323,539,701 JPY 41,228,415,723 CITI 9/21/2022 17,951,055
USD 323,539,296 JPY 41,228,415,717 JPMC 9/21/2022 17,950,651
USD 19,286,584 KRW 24,512,777,083 CITI
**
9/21/2022 232,312
USD 19,286,560 KRW 24,512,777,077 JPMC
**
9/21/2022 232,288
USD 3,095,503 NOK 30,377,500 CITI 9/21/2022 5,891
USD 3,095,499 NOK 30,377,500 JPMC 9/21/2022 5,887
USD 37,225,664 NZD 58,310,032 CITI 9/21/2022 841,615
USD 37,225,616 NZD 58,310,030 JPMC 9/21/2022 841,569

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,747,026 PHP 886,918,097 CITI
**
9/21/2022 $ 717,222
USD 16,747,557 PHP 886,918,095 JPMC
**
9/21/2022 717,753
USD 38,752,128 PLN 170,360,492 CITI 9/21/2022 1,158,633
USD 38,752,079 PLN 170,360,492 JPMC 9/21/2022 1,158,584
USD 19,860,496 SEK 200,776,000 CITI 9/21/2022 167,256
USD 19,860,471 SEK 200,776,000 JPMC 9/21/2022 167,232
USD 23,305,780 SGD 32,181,500 CITI 9/21/2022 130,172
USD 23,305,907 SGD 32,181,500 JPMC 9/21/2022 130,299
USD 10,909,466 TWD 320,005,460 CITI
**
9/21/2022 76,155
USD 10,909,452 TWD 320,005,458 JPMC
**
9/21/2022 76,142
USD 21,521,530 ZAR 345,804,452 CITI 9/21/2022 439,579
USD 21,521,502 ZAR 345,804,444 JPMC 9/21/2022 439,552
Total unrealized appreciation 56,682,237
AUD 150,203,548 USD 105,912,310 CITI 9/21/2022 (2,164,827)
AUD 150,203,540 USD 105,912,437 JPMC 9/21/2022 (2,164,959)
CAD 128,915,502 USD 101,153,435 CITI 9/21/2022 (987,157)
CAD 128,915,497 USD 101,158,643 JPMC 9/21/2022 (992,369)
COP 9,108,711,191 USD 2,235,214 CITI
**
9/21/2022 (70,374)
COP 9,108,711,185 USD 2,235,217 JPMC
**
9/21/2022 (70,376)
EUR 113,419,000 USD 120,825,168 CITI 9/21/2022 (1,284,672)
EUR 113,419,000 USD 120,825,319 JPMC 9/21/2022 (1,284,823)
GBP 61,624,495 USD 77,220,947 CITI 9/21/2022 (2,089,447)
GBP 61,624,489 USD 77,221,035 JPMC 9/21/2022 (2,089,543)
IDR 77,361,626,000 USD 5,304,770 CITI
**
9/21/2022 (146,452)
IDR 77,361,626,000 USD 5,304,777 JPMC
**
9/21/2022 (146,458)
ILS 2,300,000 USD 675,441 CITI 9/21/2022 (13,167)
ILS 2,300,000 USD 675,442 JPMC 9/21/2022 (13,168)
INR 914,375,500 USD 11,599,817 CITI
**
9/21/2022 (105,564)
INR 914,375,500 USD 11,599,831 JPMC
**
9/21/2022 (105,578)
JPY 9,279,984,000 USD 69,618,280 CITI 9/21/2022 (834,222)
JPY 9,279,984,000 USD 69,618,367 JPMC 9/21/2022 (834,309)
KRW 8,535,437,000 USD 6,799,962 CITI
**
9/21/2022 (165,196)
KRW 8,535,437,000 USD 6,799,970 JPMC
**
9/21/2022 (165,204)
MXN 235,074,124 USD 11,572,295 CITI 9/21/2022 (54,771)
MXN 235,074,124 USD 11,572,310 JPMC 9/21/2022 (54,786)
NOK 500,812,504 USD 51,946,980 CITI 9/21/2022 (1,010,725)
NOK 500,812,500 USD 51,947,045 JPMC 9/21/2022 (1,010,790)
PHP 45,170,000 USD 844,343 CITI
**
9/21/2022 (27,959)
PHP 45,170,000 USD 844,344 JPMC
**
9/21/2022 (27,960)
PLN 115,002,000 USD 26,348,470 CITI 9/21/2022 (970,948)
PLN 115,002,000 USD 26,348,503 JPMC 9/21/2022 (970,981)
SEK 461,570,625 USD 46,987,068 CITI 9/21/2022 (1,713,623)
SEK 461,570,624 USD 46,987,126 JPMC 9/21/2022 (1,713,682)
SGD 15,679,500 USD 11,413,682 CITI 9/21/2022 (122,041)
SGD 15,679,500 USD 11,413,697 JPMC 9/21/2022 (122,055)
TWD 108,128,500 USD 3,667,450 CITI
**
9/21/2022 (6,920)
TWD 108,128,500 USD 3,667,455 JPMC
**
9/21/2022 (6,925)
USD 22,153,561 AUD 32,120,500 CITI 9/21/2022 (32,473)
USD 22,153,533 AUD 32,120,500 JPMC 9/21/2022 (32,501)
USD 23,794,022 CAD 30,812,500 CITI 9/21/2022 (147,036)
USD 23,793,992 CAD 30,812,500 JPMC 9/21/2022 (147,065)
USD 26,905,654 EUR 25,639,120 CITI 9/21/2022 (117,270)
USD 26,905,619 EUR 25,639,119 JPMC 9/21/2022 (117,304)
USD 13,552,331 GBP 11,231,000 CITI 9/21/2022 (140,306)
USD 13,552,314 GBP 11,231,000 JPMC 9/21/2022 (140,323)
USD 895,789 HUF 344,340,000 CITI 9/21/2022 (2,475)
USD 895,787 HUF 344,340,000 JPMC 9/21/2022 (2,476)
USD 1,296,948 JPY 175,649,000 CITI 9/21/2022 (4,978)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,296,946 JPY 175,649,000 JPMC 9/21/2022 $ (4,980)
USD 1,006,417 KRW 1,306,938,000 CITI
**
9/21/2022 (9,492)
USD 1,006,416 KRW 1,306,938,000 JPMC
**
9/21/2022 (9,493)
USD 2,550,438 MXN 53,369,500 CITI 9/21/2022 (64,416)
USD 2,550,435 MXN 53,369,500 JPMC 9/21/2022 (64,419)
USD 1,159,188 NOK 11,561,500 CITI 9/21/2022 (16,700)
USD 1,159,186 NOK 11,561,500 JPMC 9/21/2022 (16,702)
USD 6,825,752 NZD 10,967,500 CITI 9/21/2022 (17,703)
USD 6,825,743 NZD 10,967,500 JPMC 9/21/2022 (17,712)
USD 6,774,504 SEK 69,107,500 CITI 9/21/2022 (3,948)
USD 6,774,496 SEK 69,107,500 JPMC 9/21/2022 (3,957)
USD 1,301,348 TWD 38,451,066 CITI
**
9/21/2022 (356)
USD 1,301,346 TWD 38,451,065 JPMC
**
9/21/2022 (358)
USD 3,185,081 ZAR 52,582,000 CITI 9/21/2022 (20,578)
USD 3,185,077 ZAR 52,582,000 JPMC 9/21/2022 (20,582)
Total unrealized depreciation (24,697,634)
Net unrealized appreciation $ 31,984,603
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the CIBOR plus
or minus a specified spread
(-0.35% to 0.35%), which is
denominated in DKK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 05/27/2024 $12,974,864 $128,280 $(404,598) $(276,318)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-1.25% to 0.23%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 06/27/2024 $14,461,019 $(165,362) $(278,086) $(443,448)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.35% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 06/25/2024 $5,713,849 $(100,357) $(284,081) $(384,438)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.55% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 06/06/2024 $3,513,130 $31,114 $41,360 $72,474
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.30% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/24/2026
- 06/09/2027 $137,793,599 $(828,098) $358,174 $(469,924)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 70,800 1,282,350 (105,680) 22.5
ENEOS Holdings, Inc. 212,500 799,594 (106,601) 22.7
Inpex Corp. 127,600 1,367,908 (331,482) 70.5
Japan Post Insurance Co. Ltd. 61,700 987,491 (13,861) 2.9
Japan Tobacco, Inc. 102,500 1,776,201 (50,487) 10.7
Kyushu Electric Power Co., Inc. 153,600 987,567 40,020 (8.5)
Marubeni Corp. 112,800 1,011,995 (208,869) 44.4
MISUMI Group, Inc. 43,300 914,474 (49,309) 10.5
Mitsubishi Corp. 31,100 926,195 (179,084) 38.1
Mitsubishi Electric Corp. 85,400 917,978 (17,344) 3.7
Mitsubishi UFJ Financial Group, Inc. 152,300 814,813 (24,700) 5.3
Mitsui & Co. Ltd. 63,300 1,390,988 (247,030) 52.6
Mizuho Financial Group, Inc. 81,200 924,455 9,998 (2.1)
Nabtesco Corp. 34,200 802,510 (29,301) 6.2
Nagoya Railroad Co. Ltd. 61,400 946,834 (54,174) 11.5
Nippon Yusen KK 14,000 959,909 (56,453) 12.0
Osaka Gas Co. Ltd. 45,900 879,685 4,513 (1.0)
Square Enix Holdings Co. Ltd. 19,100 847,787 (34,856) 7.4
Sumitomo Corp. 77,400 1,052,133 (84,223) 17.9
Yamada Holdings Co. Ltd. 231,900 833,947 32,347 (6.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (58,500) (1,016,152) (14,564) 3.1
Bridgestone Corp. (23,400) (853,150) 57,119 (12.2)
Central Japan Railway Co. (9,900) (1,137,835) 56,250 (12.0)
Daikin Industries Ltd. (5,700) (915,187) 10,097 (2.1)
East Japan Railway Co. (21,800) (1,115,052) 17,205 (3.7)
Fast Retailing Co. Ltd. (2,300) (1,208,137) (24,403) 5.2
Food & Life Cos. Ltd. (38,400) (823,837) 78,993 (16.8)
Isuzu Motors Ltd. (73,100) (808,587) 81,996 (17.4)
Japan Airlines Co. Ltd. (53,200) (914,061) 13,253 (2.8)
Kao Corp. (28,200) (1,143,495) (39,439) 8.4
KDDI Corp. (27,600) (870,349) 40,972 (8.7)
Kose Corp. (11,300) (1,029,836) 9,551 (2.0)
Kubota Corp. (55,200) (827,233) 213,666 (45.5)
Lasertec Corp. (16,000) (1,905,659) 245,874 (52.3)
M3, Inc. (41,400) (1,191,698) 25,159 (5.4)
Makita Corp. (46,700) (1,157,532) 112,193 (23.9)
MatsukiyoCocokara & Co. (29,100) (1,176,788) (82,964) 17.7
MonotaRO Co. Ltd. (86,700) (1,293,017) 36,110 (7.7)
Nidec Corp. (17,600) (1,090,617) 63,345 (13.5)
Nippon Paint Holdings Co. Ltd. (173,600) (1,298,909) (16,868) 3.6
Nitori Holdings Co. Ltd. (8,700) (827,917) (10,689) 2.3
Oriental Land Co. Ltd. (12,800) (1,787,545) 663 (0.1)
Rakuten Group, Inc. (325,200) (1,470,427) 269,661 (57.4)
Sekisui House Ltd. (54,600) (958,522) (31,353) 6.7
Seven & i Holdings Co. Ltd. (42,500) (1,649,017) 87,569 (18.6)
SoftBank Corp. (83,700) (929,283) (20,600) 4.4
Sony Group Corp. (28,800) (2,348,835) 259,891 (55.3)
Tokyo Electron Ltd. (2,900) (946,541) 282,668 (60.2)
Toyota Motor Corp. (66,400) (1,024,506) 71,231 (15.2)
Yaskawa Electric Corp. (25,900) (836,522) 82,615 (17.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.71% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2026
- 06/09/2027 $603,770,421 $(10,685,473) $2,954,278 $(7,731,195)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 15,911 1,728,730 (64,599) 0.8
Altria Group, Inc. 49,158 2,053,330 (338,699) 4.4
Bristol-Myers Squibb Co. 20,713 1,594,901 21,127 (0.3)
CF Industries Holdings, Inc. 20,780 1,781,469 (65,665) 0.8
Cisco Systems, Inc. 36,685 1,564,248 (59,430) 0.8
Coca-Cola Co. (The) 26,303 1,654,722 29,196 (0.4)
CVS Health Corp. 19,905 1,844,397 (1,592) 0.0
Emerson Electric Co. 21,113 1,679,328 (219,575) 2.8
Exxon Mobil Corp. 22,715 1,945,313 (379,113) 4.9
Gartner, Inc. 7,707 1,863,784 (110,595) 1.4
General Dynamics Corp. 7,839 1,734,379 (44,212) 0.6
General Electric Co. 29,119 1,854,007 (323,512) 4.2
Gilead Sciences, Inc. 33,451 2,067,606 21,074 (0.3)
Intel Corp. 54,217 2,028,258 (140,964) 1.8
IQVIA Holdings, Inc. 7,138 1,548,875 2,427 (0.0)
Keurig Dr Pepper, Inc. 45,886 1,623,906 (14,684) 0.2
Microsoft Corp. 6,167 1,583,871 (49,089) 0.6
Pfizer, Inc. 52,135 2,733,438 33,888 (0.4)
Procter & Gamble Co. (The) 10,772 1,548,906 14,004 (0.2)
Starbucks Corp. 22,186 1,694,789 (55,909) 0.7
Short Positions
Common Stocks
United States
American Express Co. (12,119) (1,679,936) 270,981 (3.5)
Amgen, Inc. (6,700) (1,630,110) (10,385) 0.1
Avangrid, Inc. (34,183) (1,576,520) 6,837 (0.1)
CarMax, Inc. (19,048) (1,723,463) 180,004 (2.3)
Dollar General Corp. (7,186) (1,763,732) (55,548) 0.7
Exelon Corp. (34,052) (1,543,237) 45,630 (0.6)
General Mills, Inc. (21,678) (1,635,605) (163,019) 2.1
Graphic Packaging Holding Co. (82,325) (1,687,662) 140,776 (1.8)
Grocery Outlet Holding Corp. (43,772) (1,866,000) (247,750) 3.2
Hewlett Packard Enterprise Co. (126,440) (1,676,594) 179,545 (2.3)
Honeywell International, Inc. (11,824) (2,055,129) 215,197 (2.8)
Hormel Foods Corp. (50,668) (2,399,636) (104,376) 1.4
Illinois Tool Works, Inc. (13,573) (2,473,679) 286,526 (3.7)
Insulet Corp. (9,889) (2,155,209) 13,548 (0.2)
Jazz Pharmaceuticals plc (14,112) (2,201,613) (112,190) 1.5
Kimberly-Clark Corp. (11,617) (1,570,038) (89,335) 1.2
M&T Bank Corp. (16,871) (2,689,069) 201,946 (2.6)
Mercury Systems, Inc. (27,855) (1,791,912) (84,122) 1.1
Ollie's Bargain Outlet Holdings, Inc. (30,929) (1,817,079) (94,643) 1.2
Performance Food Group Co. (33,735) (1,551,135) (140,000) 1.8
Principal Financial Group, Inc. (30,228) (2,018,928) 105,798 (1.4)
Progressive Corp. (The) (22,201) (2,581,310) (16,207) 0.2
RPM International, Inc. (19,367) (1,524,570) 111,941 (1.4)
Seagen, Inc. (10,001) (1,769,577) (351,935) 4.6
Stanley Black & Decker, Inc. (22,933) (2,404,754) 299,505 (3.9)
STERIS plc (9,401) (1,938,016) 145,151 (1.9)
Teledyne Technologies, Inc. (4,153) (1,557,832) 77,329 (1.0)
Thermo Fisher Scientific, Inc. (3,839) (2,085,652) (13,283) 0.2
T-Mobile US, Inc. (14,668) (1,973,433) (22,295) 0.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
US Bancorp (34,895) (1,605,868) 150,397 (1.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.55% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 06/24/2024 $42,993,561 $487,146 $149,770 $636,916
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 42,283 302,429 (13,070) (2.1)
ALS Ltd. 89,068 658,918 (33,953) (5.3)
Ampol Ltd. 18,719 441,815 1,732 0.3
Aristocrat Leisure Ltd. 50,726 1,206,570 (11,904) (1.9)
Aurizon Holdings Ltd. 383,550 1,008,748 2,716 0.4
Australia & New Zealand Banking Group Ltd. 18,461 281,174 (6,429) (1.0)
BHP Group Ltd. 96,735 2,769,873 18,894 3.0
BlueScope Steel Ltd. 72,292 796,560 (10,815) (1.7)
Brambles Ltd. 69,891 516,795 (8,081) (1.3)
Coles Group Ltd. 66,442 817,659 (4,181) (0.7)
Incitec Pivot Ltd. 474,209 1,091,299 (31,418) (4.9)
JB Hi-Fi Ltd. 53,145 1,413,459 (75,517) (11.9)
Macquarie Group Ltd. 3,234 368,210 (2,927) (0.5)
Medibank Pvt Ltd. 132,262 297,481 (137) (0.0)
Origin Energy Ltd. 189,644 752,802 1,426 0.2
QBE Insurance Group Ltd. 69,429 583,403 5,447 0.9
Sonic Healthcare Ltd. 51,294 1,169,159 (1,707) (0.3)
South32 Ltd. 456,931 1,238,142 (36,061) (5.7)
Suncorp Group Ltd. 71,992 548,993 (9,054) (1.4)
Telstra Corp. Ltd. 735,348 1,955,860 (38,905) (6.1)
United States
James Hardie Industries plc 17,912 392,145 (13,634) (2.1)
Short Positions
Common Stocks
Australia
APA Group (160,392) (1,249,096) 28,504 4.5
Atlas Arteria Ltd. (75,129) (418,599) 931 0.1
carsales.com Ltd. (36,337) (461,839) 58,855 9.2
Cochlear Ltd. (10,416) (1,430,041) 28,666 4.5
Commonwealth Bank of Australia (16,564) (1,034,861) 36,896 5.8

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
CSL Ltd. (11,962) (2,221,042) 33,056 5.2
Domino's Pizza Enterprises Ltd. (8,261) (388,315) 8,498 1.3
Evolution Mining Ltd. (517,967) (846,333) 97,537 15.3
Fortescue Metals Group Ltd. (23,182) (278,758) 7,347 1.2
IDP Education Ltd. (53,006) (867,980) 34,631 5.4
Insurance Australia Group Ltd. (157,220) (474,105) 3,388 0.5
Lendlease Corp. Ltd. (205,450) (1,294,118) 24,732 3.9
National Australia Bank Ltd. (37,547) (711,998) 11,859 1.9
Newcrest Mining Ltd. (59,331) (845,242) 45,081 7.1
NEXTDC Ltd. (109,638) (806,929) 60,336 9.5
Northern Star Resources Ltd. (154,901) (726,595) 23,986 3.8
Orica Ltd. (76,802) (840,267) 9,525 1.5
Pro Medicus Ltd. (23,503) (686,843) 44,487 7.0
Qantas Airways Ltd. (140,319) (434,264) 15,144 2.4
Reece Ltd. (65,326) (620,520) 41,420 6.5
SEEK Ltd. (37,877) (549,440) 31,754 5.0
Seven Group Holdings Ltd. (65,566) (753,791) 1,547 0.2
Transurban Group (123,881) (1,232,530) 3,928 0.6
Treasury Wine Estates Ltd. (64,957) (509,406) 2,628 0.4
Wesfarmers Ltd. (25,319) (732,326) 39,258 6.2
Westpac Banking Corp. (49,937) (673,596) 12,067 1.9
Woolworths Group Ltd. (36,585) (898,613) 12,255 1.9
Worley Ltd. (29,401) (289,894) (4,965) (0.8)
New Zealand
Xero Ltd. (10,056) (536,394) 40,625 6.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity ranging
from 11/25/2022
- 06/25/2024 $64,124,390 $659,039 $(1,654,271) $(995,232)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 15,999 624,075 (63,762) 6.4
ARC Resources Ltd. 49,657 626,113 8,873 (0.9)
Atco Ltd. 22,626 775,176 14,414 (1.4)
Bank of Montreal 5,492 528,123 (3,669) 0.4
Canadian Natural Resources Ltd. 25,735 1,382,916 8,597 (0.9)
Canadian Tire Corp. Ltd. 4,447 561,057 (19,692) 2.0
Cenovus Energy, Inc. 39,089 743,699 (23,079) 2.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Empire Co. Ltd. 29,761 916,737 (4,855) 0.5
Fairfax Financial Holdings Ltd. 2,634 1,395,783 74,997 (7.5)
Finning International, Inc. 34,219 720,162 (9,304) 0.9
iA Financial Corp., Inc. 13,090 651,042 22,373 (2.2)
Imperial Oil Ltd. 32,510 1,532,557 (41,673) 4.2
Loblaw Cos. Ltd. 12,328 1,111,838 16,090 (1.6)
Metro, Inc. 10,550 566,267 1,639 (0.2)
National Bank of Canada 21,866 1,434,914 2,378 (0.2)
Nutrien Ltd. 19,076 1,519,174 (78,545) 7.9
Onex Corp. 13,198 657,234 (8,818) 0.9
Pembina Pipeline Corp. 28,301 1,000,385 3,078 (0.3)
SNC-Lavalin Group, Inc. 29,044 499,560 (12,184) 1.2
Stantec, Inc. 14,614 640,214 4,995 (0.5)
Suncor Energy, Inc. 42,163 1,479,243 (26,204) 2.6
TFI International, Inc. 6,581 528,290 3,272 (0.3)
Thomson Reuters Corp. 5,638 587,759 (788) 0.1
Toromont Industries Ltd. 8,763 708,556 12,050 (1.2)
Toronto-Dominion Bank (The) 14,954 980,630 (5,112) 0.5
Tourmaline Oil Corp. 14,158 736,168 (11,879) 1.2
Whitecap Resources, Inc. 91,539 635,767 (19,912) 2.0
Chile
Lundin Mining Corp. 84,515 535,769 (42,021) 4.2
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (16,442) (752,612) 71,276 (7.2)
Algonquin Power & Utilities Corp. (168,215) (2,260,814) 81,023 (8.1)
Ballard Power Systems, Inc. (225,249) (1,422,681) 96,245 (9.7)
BCE, Inc. (41,807) (2,054,948) 8,445 (0.8)
BlackBerry Ltd. (101,531) (547,409) 41,805 (4.2)
CAE, Inc. (70,311) (1,732,648) 18,026 (1.8)
Canadian Imperial Bank of Commerce (24,388) (1,184,349) 8,905 (0.9)
Canadian Pacific Railway Ltd. (24,094) (1,682,949) 19,841 (2.0)
Canadian Utilities Ltd. (33,544) (1,000,431) (13,290) 1.3
Emera, Inc. (30,216) (1,415,495) (704) 0.1
Enbridge, Inc. (21,835) (922,118) (509) 0.1
Fortis, Inc. (19,282) (911,521) (1,198) 0.1
GFL Environmental, Inc. (21,038) (541,967) 32,198 (3.2)
Keyera Corp. (21,782) (497,507) 6,600 (0.7)
Lightspeed Commerce, Inc. (27,787) (619,552) 58,933 (5.9)
Northland Power, Inc. (19,444) (578,849) (2,870) 0.3
Restaurant Brands International, Inc. (17,031) (854,329) 2,911 (0.3)
Ritchie Bros Auctioneers, Inc. (16,655) (1,083,636) (42,310) 4.3
Rogers Communications, Inc. (27,074) (1,297,331) 2,945 (0.3)
Royal Bank of Canada (14,428) (1,397,068) 1,457 (0.1)
Shopify, Inc. (43,240) (1,351,082) 263,699 (26.5)
TC Energy Corp. (29,364) (1,521,125) 36,500 (3.7)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.65% to 0.30%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 05/27/2024 $28,577,501 $385,827 $(396,729) $(10,902)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 18,180 487,555 (6,437) 59.0
Baloise Holding AG (Registered) 3,696 605,011 6,852 (62.9)
Barry Callebaut AG (Registered) 274 613,053 (6,902) 63.3
Belimo Holding AG (Registered) 741 260,891 (6,122) 56.2
BKW AG 4,043 422,989 (3,905) 35.8
Bucher Industries AG (Registered) 928 323,916 (13,203) 121.1
Chocoladefabriken Lindt & Spruengli AG 16 162,913 2,016 (18.5)
Credit Suisse Group AG (Registered) 15,359 87,667 (4,682) 42.9
DKSH Holding AG 6,464 534,855 279 (2.6)
dormakaba Holding AG 275 120,018 (1,401) 12.9
Galenica AG 844 64,926 2,818 (25.9)
Geberit AG (Registered) 1,322 636,019 (20,100) 184.4
Georg Fischer AG (Registered) 3,820 188,665 (8,847) 81.2
Helvetia Holding AG (Registered) 649 76,221 352 (3.2)
Julius Baer Group Ltd. 6,177 286,552 (9,988) 91.6
Kuehne + Nagel International AG (Registered) 7,867 1,869,219 (32,739) 300.3
Lonza Group AG (Registered) 1,949 1,041,034 (6,300) 57.8
Novartis AG (Registered) 22,375 1,896,967 (25,879) 237.4
OC Oerlikon Corp. AG (Registered) 10,498 73,293 (2,364) 21.7
Partners Group Holding AG 424 382,913 (17,969) 164.8
Schindler Holding AG 1,182 216,140 (289) 2.7
SGS SA (Registered) 33 75,691 (807) 7.4
Straumann Holding AG (Registered) 2,160 260,207 9,736 (89.3)
Swiss Life Holding AG (Registered) 191 93,240 (1,135) 10.4
Swisscom AG (Registered) 1,690 934,774 10,332 (94.8)
Temenos AG (Registered) 11,592 992,044 (36,440) 334.3
UBS Group AG (Registered) 21,631 349,703 (16,007) 146.8
United States
Swiss Re AG 4,423 343,304 (2,233) 20.5
Short Positions
Common Stocks
Austria
ams-OSRAM AG (78,998) (714,695) 63,824 (585.4)
Switzerland
Alcon, Inc. (7,659) (537,061) (2,580) 23.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Bachem Holding AG (Registered) (7,410) (516,478) 52,865 (484.9)
Banque Cantonale Vaudoise (Registered) (6,277) (493,298) 5,430 (49.8)
Cie Financiere Richemont SA (2,188) (235,348) 1,065 (9.8)
Dufry AG (Registered) (39,910) (1,295,079) 174,816 (1603.5)
Flughafen Zurich AG (Registered) (5,523) (836,871) 54,075 (496.0)
Givaudan SA (Registered) (528) (1,861,048) (36,983) 339.2
Holcim AG (23,255) (997,397) 45,443 (416.8)
Idorsia Ltd. (65,791) (942,491) 59,553 (546.3)
Logitech International SA (Registered) (14,358) (748,701) 45,715 (419.3)
SIG Group AG (51,029) (1,126,824) 35,247 (323.3)
Sika AG (Registered) (3,187) (735,678) 17,464 (160.2)
Sonova Holding AG (Registered) (1,378) (440,383) 883 (8.1)
Sulzer AG (Registered) (5,144) (320,634) 15,061 (138.1)
Tecan Group AG (Registered) (1,458) (424,552) 14,688 (134.7)
VAT Group AG (243) (58,115) 4,503 (41.3)
United States
Nestle SA (Registered) (24,754) (2,893,068) 26,122 (239.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 07/25/2024 $149,737,250 $396,017 $(4,310,143) $(3,914,126)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Airbus SE 9,688 947,582 1,264 (0.0)
Cie de Saint-Gobain 25,100 1,084,552 (40,845) 1.0
Orange SA 228,504 2,692,594 26,438 (0.7)
Renault SA 44,715 1,128,871 (55,258) 1.4
TotalEnergies SE 31,832 1,675,540 7,623 (0.2)
Vinci SA 10,719 962,153 (5,792) 0.1
Germany
BASF SE 21,810 954,236 (24,220) 0.6
Bayerische Motoren Werke AG 15,638 1,212,267 (28,784) 0.7
Deutsche Bank AG (Registered) 109,961 966,305 (58,122) 1.5
Freenet AG 35,793 892,614 (5,358) 0.1
Italy
Eni SpA 215,515 2,556,152 (25,302) 0.6
Leonardo SpA 162,358 1,647,252 30,893 (0.8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Aegon NV 281,258 1,211,274 (53,179) 1.4
ASR Nederland NV 32,071 1,293,006 7,469 (0.2)
Koninklijke Ahold Delhaize NV 49,043 1,276,541 (7,296) 0.2
NN Group NV 24,543 1,111,623 8,242 (0.2)
OCI NV 45,098 1,483,530 44,921 (1.1)
Wolters Kluwer NV 9,390 910,060 11,842 (0.3)
Spain
Acerinox SA 97,855 950,123 (56,479) 1.4
Industria de Diseno Textil SA 65,360 1,485,337 (9,203) 0.2
Repsol SA 204,002 3,007,399 56,112 (1.4)
Telefonica SA 197,716 1,009,446 28,785 (0.7)
Short Positions
Common Stocks
China
Prosus NV (64,092) (4,150,191) (25,575) 0.7
Finland
Neste OYJ (22,176) (986,410) 52,621 (1.3)
Orion OYJ (23,694) (1,060,415) (82,605) 2.1
UPM-Kymmene OYJ (42,918) (1,316,007) 24,275 (0.6)
France
Air Liquide SA (6,604) (888,917) 36,652 (0.9)
Alstom SA (75,032) (1,713,322) 164,358 (4.2)
L'Oreal SA (5,357) (1,859,980) 18,139 (0.5)
Germany
adidas AG (8,049) (1,429,752) 20,047 (0.5)
Continental AG (19,879) (1,395,282) 27,140 (0.7)
Deutsche Telekom AG (Registered) (73,636) (1,464,566) (10,588) 0.3
Fresenius Medical Care AG & Co. KGaA (44,139) (2,211,413) (5,490) 0.1
SAP SE (16,210) (1,477,549) 90,376 (2.3)
Italy
DiaSorin SpA (9,212) (1,211,475) 15,994 (0.4)
Nexi SpA (206,010) (1,710,798) 27,965 (0.7)
Netherlands
ABN AMRO Bank NV (112,078) (1,259,371) 64,901 (1.7)
Argenx SE (4,101) (1,545,886) (32,686) 0.8
ASM International NV (4,031) (1,002,942) 61,578 (1.6)
Koninklijke Philips NV (84,203) (1,806,031) 33,784 (0.9)
Portugal
EDP - Energias de Portugal SA (248,164) (1,156,528) 8,557 (0.2)
South Korea
Delivery Hero SE (36,364) (1,371,862) 103,666 (2.6)
Spain
ACS Actividades de Construccion y Servicios SA (41,996) (1,023,512) 9,395 (0.2)
Aena SME SA (7,149) (912,220) 66,958 (1.7)
Amadeus IT Group SA (28,007) (1,568,229) (1,529) 0.0
CaixaBank SA (363,439) (1,272,783) 26,732 (0.7)
Cellnex Telecom SA (38,389) (1,494,031) 70,907 (1.8)
Ferrovial SA (50,656) (1,288,879) (8,470) 0.2
Grifols SA (57,562) (1,091,628) 63,842 (1.6)
United States
Schneider Electric SE (19,509) (2,324,606) 72,302 (1.8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 06/25/2024 $48,181,522 $41,215 $(1,351,239) $(1,310,024)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 226,892 1,228,946 (21,530) 1.6
Rio Tinto plc 33,639 2,011,163 (57,159) 4.4
Netherlands
Shell plc 66,959 1,743,799 21,917 (1.7)
Nigeria
Airtel Africa plc 353,668 587,536 (5,720) 0.4
South Africa
Anglo American plc 31,043 1,109,743 (74,364) 5.7
United Kingdom
Associated British Foods plc 22,044 425,352 (16,473) 1.3
Aviva plc 72,860 356,888 (8,703) 0.7
Barclays plc 625,156 1,169,015 (38,239) 2.9
BP plc 257,744 1,210,236 (18,416) 1.4
British American Tobacco plc 25,747 1,103,626 (15,747) 1.2
Centrica plc 432,136 421,997 (10,407) 0.8
Diageo plc 32,877 1,420,047 (42,927) 3.3
DS Smith plc 118,631 401,782 (21,915) 1.7
Howden Joinery Group plc 70,239 517,763 (14,230) 1.1
Inchcape plc 49,550 421,076 (12,906) 1.0
InterContinental Hotels Group plc 11,466 609,395 (12,135) 0.9
Johnson Matthey plc 19,062 449,494 (20,390) 1.6
M&G plc 247,066 585,724 (18,790) 1.4
Man Group plc 303,940 927,847 (9,697) 0.7
Marks & Spencer Group plc 235,021 389,908 (24,781) 1.9
National Grid plc 89,217 1,146,522 (4,679) 0.4
NatWest Group plc 199,576 531,224 (6,654) 0.5
Royal Mail plc 108,444 358,241 (12,572) 1.0
Spectris plc 19,875 658,450 (33,735) 2.6
Spirax-Sarco Engineering plc 3,805 458,916 6,294 (0.5)
SSE plc 35,627 703,111 (12,907) 1.0
Travis Perkins plc 32,292 382,764 (16,223) 1.2
Vodafone Group plc 297,890 463,187 1,860 (0.1)
United States
GSK plc 23,999 517,217 1,824 (0.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Hong Kong
Prudential plc (45,476) (565,687) (7,125) 0.5
United Kingdom
ASOS plc (40,229) (412,298) 16,931 (1.3)
AstraZeneca plc (25,463) (3,359,125) (9,685) 0.7
AVEVA Group plc (55,596) (1,526,251) 131,159 (10.0)
BAE Systems plc (59,345) (600,808) (23,894) 1.8
Berkeley Group Holdings plc (9,709) (441,415) 9,117 (0.7)
boohoo Group plc (703,444) (473,631) 31,074 (2.4)
BT Group plc (397,074) (902,454) (8,483) 0.6
Compass Group plc (24,783) (508,829) 7,200 (0.5)
ConvaTec Group plc (182,568) (500,416) (3,042) 0.2
Croda International plc (5,610) (443,426) (7,732) 0.6
Informa plc (94,438) (610,127) 19,620 (1.5)
Ocado Group plc (143,588) (1,368,784) 134,407 (10.3)
Reckitt Benckiser Group plc (10,094) (759,193) 3,611 (0.3)
Rentokil Initial plc (72,260) (418,888) 11,158 (0.9)
Severn Trent plc (39,227) (1,302,343) 59,994 (4.6)
Taylor Wimpey plc (581,159) (827,827) 16,155 (1.2)
Unilever plc (9,902) (451,331) (1,246) 0.1
United Utilities Group plc (35,566) (442,736) 5,362 (0.4)
Weir Group plc (The) (31,652) (527,539) 26,907 (2.1)
Whitbread plc (21,512) (652,344) 23,008 (1.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 05/27/2024 $23,477,623 $170,328 $(438,333) $(268,005)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 74,243 655,827 (26,673) 10.0
Sweden
Atlas Copco AB 66,936 626,524 (25,055) 9.3
Axfood AB 12,350 355,588 13,449 (5.0)
BillerudKorsnas AB 52,349 613,806 2,285 (0.9)
Boliden AB 22,847 730,658 (31,374) 11.7
Elekta AB 11,818 81,904 (1,852) 0.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Evolution AB 1,015 92,853 (4,244) 1.6
Getinge AB 35,603 825,148 3,092 (1.2)
H & M Hennes & Mauritz AB 52,671 632,191 (4,098) 1.5
Hexpol AB 13,244 113,414 (2,976) 1.1
Indutrade AB 18,004 330,338 (6,871) 2.6
Saab AB 46,565 1,925,574 133,029 (49.6)
Securitas AB 79,338 685,942 (4,307) 1.6
Skandinaviska Enskilda Banken AB 9,947 97,996 (2,497) 0.9
Skanska AB 8,379 128,915 1,098 (0.4)
SSAB AB 158,787 659,796 (17,743) 6.6
Svenska Cellulosa AB SCA 13,921 209,164 (3,331) 1.2
Svenska Handelsbanken AB 53,053 455,402 (7,825) 2.9
Swedbank AB 22,399 284,077 (6,591) 2.5
Tele2 AB 24,122 275,060 1,883 (0.7)
Telefonaktiebolaget LM Ericsson 146,220 1,092,120 (68,664) 25.6
Telia Co. AB 311,589 1,195,911 (9,660) 3.6
Trelleborg AB 18,977 383,953 (25,092) 9.4
Volvo AB 21,363 332,395 (12,679) 4.7
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (12,315) (176,495) 9,017 (3.4)
Sweden
AAK AB (21,973) (358,532) (7,127) 2.7
Alfa Laval AB (20,466) (496,139) 19,825 (7.4)
Assa Abloy AB (16,286) (347,544) 5,248 (2.0)
Beijer Ref AB (32,656) (447,823) (907) 0.3
Electrolux AB (39,795) (537,506) 3,844 (1.4)
Embracer Group AB (155,708) (1,196,008) 35,835 (13.4)
Epiroc AB (31,134) (482,735) 13,809 (5.2)
EQT AB (21,570) (443,329) 42,482 (15.9)
Essity AB (71,573) (1,870,959) (27,367) 10.2
Hexagon AB (150,466) (1,572,227) 42,049 (15.7)
Holmen AB (10,108) (411,736) 10,380 (3.9)
Husqvarna AB (58,928) (434,348) 23,378 (8.7)
Nibe Industrier AB (31,703) (238,985) (4,011) 1.5
Sandvik AB (43,606) (710,652) 35,954 (13.4)
SKF AB (32,757) (485,992) 21,866 (8.2)
Sweco AB (10,434) (108,747) 185 (0.1)
United States
Sinch AB (114,286) (373,310) 52,564 (19.6)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 15,912,028 $ 15,912,028
CITI
Cash (17,727,663) – (17,727,663)
Investment Companies 12,331,246 – 12,331,246
GSCO
Cash – (72,984) (72,984)
GSIN
U.S. Treasury Bills 50,920,703 – 50,920,703
JPMC
U.S. Treasury Bills 5,384,188 – 5,384,188
JPMS
Cash – 22,853,386 22,853,386
MLIN
Cash 27,078,222 – 27,078,222
MSCL
Cash – 3,535,003 3,535,003
MSCS
Cash (641,752) – (641,752)
U.S. Treasury Bills 4,882,316 – 4,882,316
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 8,537,271 $ 8,537,271
JPPC
Cash – 1,067,924 1,067,924
MACQ
U.S. Treasury Bills 359,394 – 359,394
MSCL
Cash – 13,489,263 13,489,263
SOCG
Cash 340,334 – 340,334

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.3%
INVESTMENT COMPANIES - 17.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(a)(b) 10,059,806 10,059,806
Limited Purpose Cash Investment
Fund, 1.15% (1)(a) 15,908,223 15,895,497
TOTAL INVESTMENT COMPANIES
(Cost $25,950,674) 25,955,303
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 72.9%
U.S. Treasury Bills
0.22%, 7/7/2022 (c) $ 473,000 472,941
0.28%, 7/14/2022 (c) 2,955,000 2,953,863
0.37%, 7/21/2022 (c) 1,081,000 1,080,390
0.38%, 7/28/2022 (c)(d) 4,006,000 4,002,763
0.50%, 8/4/2022 (c)(d) 5,698,000 5,691,636
0.77%, 8/18/2022 (c) 4,449,000 4,441,106
0.71%, 8/25/2022 (c)(d) 1,885,000 1,880,867
0.67%, 9/1/2022 (c) 14,016,000 13,979,249
0.70%, 9/8/2022 (c)(d) 3,381,000 3,371,012
0.82%, 9/15/2022 (c)(d) 4,918,000 4,901,596
0.87%, 9/22/2022 (c) 6,065,000 6,042,266
1.06%, 9/29/2022 (c)(d) 6,412,000 6,385,711
1.12%, 10/6/2022 (c) 1,308,000 1,301,868
1.23%, 10/13/2022 (c) 618,000 614,670
1.26%, 10/20/2022 (c) 2,267,000 2,253,326
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 72.9% (continued)
1.38%, 10/27/2022 (c)(d) $ 4,979,000 4,947,621
1.42%, 11/3/2022 (c) 7,327,000 7,276,589
1.39%, 11/10/2022 (c)(d) 6,871,000 6,820,165
1.50%, 11/17/2022 (c)(d) 1,121,000 1,112,122
1.72%, 12/8/2022 (c) 4,229,000 4,186,564
2.18%, 12/15/2022 (c)(d) 6,038,000 5,974,768
2.42%, 12/22/2022 (c)(d) 19,331,000 19,106,281
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $108,928,355) 108,797,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $134,879,029) 134,752,677
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.3%
(Cost $134,879,029) 134,752,677
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.7% (e) 14,485,636
NET ASSETS - 100.0% 149,238,313
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 25,955,303 17.4
U.S. Treasury Obligations 108,797,374 72.9
Total Investments In Securities
At Value $ 134,752,677 90.3
Other Assets in Excess of
Liabilities (e) 14,485,636 9.7
Net Assets
$ 149,238,313 100.0%
(a) Represents 7-day effective yield as of June 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 1.50% Annual 12/21/2027 CHF 25,300,000 $ (305,234) $ 488,814 $ 183,580
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 859,800,000 (20,286) 22,908 2,622
Pay 3M BBR Qtrly 4.50% Semi 12/15/2027 NZD 18,800,000 23,950 180,616 204,566
Pay 3M STIBOR Qtrly 3.00% Annual 12/15/2027 SEK 159,400,000 (53,881) 150,971 97,090
Pay 6M BBR Semi 4.00% Semi 12/09/2027 AUD 11,700,000 (218,262) 220,010 1,748
Pay 6M BBR Semi 4.50% Semi 12/09/2027 AUD 25,200,000 219,048 175,592 394,640
Pay 6M BBR Semi 4.50% Semi 12/09/2032 AUD 800,000 (10,042) 24,959 14,917
Pay 6M NIBOR Semi 3.50% Annual 12/15/2027 NOK 122,000,000 40,427 46,960 87,387
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 169,200,000 4,241,544 (914,984) 3,326,560
Receive 1D SOFR Annual 2.00% Annual 12/21/2032 USD 10,100,000 854,071 (141,416) 712,655
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 132,900,000 3,315,359 (975,776) 2,339,583
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 4,400,000 476,176 (83,557) 392,619
Receive 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 2,819,000,000 272,643 (41,253) 231,390
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 57,800,000 1,118,362 (153,042) 965,320

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 162,600,000 $ 4,857,636 $ (1,460,288) $ 3,397,348
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 9,300,000 1,318,822 (172,879) 1,145,943
Receive 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 16,100,000 37,542 6,346 43,888
16,167,875 (2,626,019) 13,541,856
Pay 1D SOFR Annual 2.00% Annual 12/21/2027 USD 90,000,000 (4,057,330) 720,798 (3,336,532)
Pay 1D SONIA Annual 1.75% Annual 12/21/2027 GBP 64,000,000 (3,257,439) 576,911 (2,680,528)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 7,291,800,000 (143,085) 23,955 (119,130)
Pay 3M BA Qtrly 2.50% Semi 12/20/2027 CAD 11,700,000 (513,157) 90,899 (422,258)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 7,300,000 (642,526) 68,012 (574,514)
Pay 6M EURIBOR Semi 0.75% Annual 12/21/2027 EUR 85,600,000 (6,369,670) 1,075,082 (5,294,588)
Receive 1D SARON Annual 1.50% Annual 12/23/2024 CHF 30,500,000 (33,686) (289,193) (322,879)
Receive 1D SARON Annual 2.00% Annual 12/21/2032 CHF 6,700,000 61,666 (186,049) (124,383)
Receive 1D TONAR Annual 0.50% Annual 12/21/2027 JPY 1,810,200,000 (122,149) (61,158) (183,307)
Receive 3M BBR Qtrly 4.50% Semi 12/11/2024 NZD 22,300,000 30,511 (96,963) (66,452)
Receive 3M BBR Qtrly 4.50% Qtrly 12/12/2024 AUD 90,400,000 (307,623) (649,715) (957,338)
Receive 3M BBR Qtrly 4.50% Semi 12/15/2032 NZD 5,200,000 (15,959) (74,421) (90,380)
Receive 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 90,400,000 30,905 (36,999) (6,094)
Receive 3M STIBOR Qtrly 3.50% Annual 12/18/2024 SEK 101,200,000 (84,264) (17,056) (101,320)
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 42,400,000 35,550 (78,430) (42,880)
Receive 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 146,600,000 17,466 (19,439) (1,973)
Receive 6M NIBOR Semi 3.50% Annual 12/15/2032 NOK 17,200,000 7,374 (34,465) (27,091)
(15,363,416) 1,011,769 (14,351,647)
$ 804,459 $ (1,614,250) $ (809,791)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 1.50%
1 Day Sterling Overnight Index Average (''SONIA''): 1.19%
1 Day Swiss Average Rate Overnight (“SARON”): -0.20%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 1.81%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 2.76%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.80%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 2.67%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 0.26%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 2.31%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (23,400) $ 1,884
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (6,523,200) 4,945
HSCEI July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 HKD (1,897,250) 1,098
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/17/2022 BRL (22,457,025) 177,100
Lean Hogs July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 07/15/2022 USD 43,650 1,370
Lean Hogs
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/12/2022 USD (40,840) 641
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (742,420) 10,319
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/16/2022 CHF (5,664,110) 34,872
TAIEX Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/20/2022 TWD (5,849,600) 12,225
244,454
Lean Hogs July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 07/15/2022 USD (43,650) (4,117)
(4,117)
$ 240,337
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 20 7/2022 USD $ 2,180,600 $ (145,808)
LME Aluminum Base Metal 1 7/2022 USD 60,650 (26,497)
LME Aluminum Base Metal 4 7/2022 USD 243,355 (65,532)
LME Copper Base Metal 1 7/2022 USD 206,552 (51,336)
LME Copper Base Metal 1 7/2022 USD 206,625 (40,565)
LME Copper Base Metal 3 7/2022 USD 619,725 (154,439)
LME Lead Base Metal 1 7/2022 USD 47,823 (12,372)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 7/2022 USD $ 47,768 $ (9,360)
LME Lead Base Metal 1 7/2022 USD 47,773 (9,198)
LME Lead Base Metal 1 7/2022 USD 47,821 (13,056)
LME Lead Base Metal 1 7/2022 USD 47,625 (12,525)
LME Lead Base Metal 2 7/2022 USD 96,165 (25,766)
LME Zinc Base Metal 1 7/2022 USD 79,575 (27,533)
LME Zinc Base Metal 1 7/2022 USD 79,575 (27,813)
LME Zinc Base Metal 1 7/2022 USD 84,808 (22,034)
Natural Gas 5 7/2022 USD 271,200 (175,721)
NY Harbor ULSD 19 7/2022 USD 3,056,739 (334,038)
Rapeseed 3 7/2022 EUR 109,092 (12,379)
RBOB Gasoline 20 7/2022 USD 2,970,492 (375,063)
WTI Crude Oil 9 7/2022 USD 951,840 (106,141)
Ethanol 10 8/2022 USD 1,066,800 (116,881)
LME Aluminum Base Metal 1 8/2022 USD 60,877 (13,651)
LME Aluminum Base Metal 1 8/2022 USD 60,913 (9,015)
LME Aluminum Base Metal 2 8/2022 USD 121,838 (16,093)
LME Aluminum Base Metal 2 8/2022 USD 122,000 (20,756)
LME Aluminum Base Metal 2 8/2022 USD 121,775 (22,981)
LME Aluminum Base Metal 2 8/2022 USD 121,963 (24,693)
LME Aluminum Base Metal 4 8/2022 USD 243,850 (46,797)
LME Copper Base Metal 1 8/2022 USD 206,641 (31,484)
LME Copper Base Metal 1 8/2022 USD 206,563 (30,063)
LME Copper Base Metal 1 8/2022 USD 206,613 (19,965)
LME Copper Base Metal 1 8/2022 USD 206,631 (24,621)
LME Lead Base Metal 1 8/2022 USD 47,825 (6,178)
LME Lead Base Metal 2 8/2022 USD 95,663 (11,893)
LME Lead Base Metal 2 8/2022 USD 95,609 (13,397)
LME Lead Base Metal 2 8/2022 USD 95,600 (16,763)
LME Lead Base Metal 2 8/2022 USD 95,600 (17,900)
LME Lead Base Metal 3 8/2022 USD 143,513 (15,158)
LME Lead Base Metal 3 8/2022 USD 143,513 (11,220)
LME Lead Base Metal 3 8/2022 USD 143,400 (12,983)
LME Lead Base Metal 5 8/2022 USD 238,813 (23,351)
LME Nickel Base Metal 1 8/2022 USD 136,117 (24,086)
LME Nickel Base Metal 1 8/2022 USD 135,983 (49,209)
LME Zinc Base Metal 1 8/2022 USD 79,406 (16,597)
LME Zinc Base Metal 1 8/2022 USD 79,406 (21,147)
LME Zinc Base Metal 2 8/2022 USD 158,813 (36,843)
LME Zinc Base Metal 4 8/2022 USD 317,225 (32,237)
Low Sulphur Gasoil 16 8/2022 USD 1,798,400 (189,827)
Milk 1 8/2022 USD 45,060 (3,303)
Natural Gas 10 8/2022 USD 591,150 (11,356)
Cocoa 3 9/2022 GBP 62,557 (2,002)
Coffee 'C' 3 9/2022 USD 258,863 46
FCOJ-A 9 9/2022 USD 233,618 (7,914)
KC HRW Wheat 1 9/2022 USD 47,588 (10,508)
LME Aluminum Base Metal 2 9/2022 USD 122,188 (1,818)
LME Aluminum Base Metal 2 9/2022 USD 122,250 (2,856)
LME Aluminum Base Metal 2 9/2022 USD 122,272 (4,379)
LME Aluminum Base Metal 2 9/2022 USD 122,263 (742)
LME Aluminum Base Metal 2 9/2022 USD 122,188 (16,918)
LME Aluminum Base Metal 3 9/2022 USD 183,356 (13,183)
LME Aluminum Base Metal 4 9/2022 USD 244,525 (47,036)
LME Aluminum Base Metal 5 9/2022 USD 305,625 (23,859)
LME Aluminum Base Metal 5 9/2022 USD 305,688 (14,702)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 9/2022 USD $ 206,450 $ (2,678)
LME Copper Base Metal 1 9/2022 USD 206,606 (27,396)
LME Copper Base Metal 1 9/2022 USD 206,631 (26,865)
LME Copper Base Metal 1 9/2022 USD 206,631 (34,415)
LME Copper Base Metal 1 9/2022 USD 206,631 (35,855)
LME Copper Base Metal 1 9/2022 USD 206,594 (21,339)
LME Copper Base Metal 1 9/2022 USD 206,425 (9,603)
LME Copper Base Metal 2 9/2022 USD 413,263 (73,234)
LME Copper Base Metal 2 9/2022 USD 413,200 (50,042)
LME Copper Base Metal 6 9/2022 USD 1,239,000 (198,209)
LME Lead Base Metal 1 9/2022 USD 47,778 (7,006)
LME Lead Base Metal 1 9/2022 USD 47,713 (4,934)
LME Lead Base Metal 1 9/2022 USD 47,785 (7,202)
LME Lead Base Metal 1 9/2022 USD 47,764 (7,666)
LME Lead Base Metal 1 9/2022 USD 47,798 (6,455)
LME Lead Base Metal 3 9/2022 USD 143,063 (7,598)
LME Lead Base Metal 4 9/2022 USD 190,850 (18,036)
LME Lead Base Metal 4 9/2022 USD 190,750 (1,816)
LME Lead Base Metal 4 9/2022 USD 190,750 (3,061)
LME Lead Base Metal 6 9/2022 USD 286,275 (42,278)
LME Lead Base Metal 11 9/2022 USD 524,700 (15,560)
LME Nickel Base Metal 1 9/2022 USD 136,239 (39,264)
LME Nickel Base Metal 1 9/2022 USD 136,230 (40,773)
LME Nickel Base Metal 1 9/2022 USD 136,239 (22,884)
LME Nickel Base Metal 1 9/2022 USD 136,206 (17,037)
LME Nickel Base Metal 1 9/2022 USD 136,179 (9,084)
LME Nickel Base Metal 1 9/2022 USD 136,223 (19,180)
LME Zinc Base Metal 1 9/2022 USD 79,206 (17,760)
LME Zinc Base Metal 2 9/2022 USD 158,371 (21,736)
LME Zinc Base Metal 2 9/2022 USD 157,859 (10,156)
LME Zinc Base Metal 2 9/2022 USD 157,867 (10,535)
LME Zinc Base Metal 2 9/2022 USD 158,346 (21,535)
LME Zinc Base Metal 2 9/2022 USD 157,850 (6,106)
LME Zinc Base Metal 4 9/2022 USD 315,850 (27,569)
LME Zinc Base Metal 10 9/2022 USD 790,188 (75,174)
Wheat 2 9/2022 ZAR 45,886 (200)
White Sugar 45 9/2022 USD 1,202,850 10,394
Soybean 15 11/2022 USD 1,093,500 (66,709)
WTI Crude Oil 36 11/2022 JPY 1,087,058 (32,474)
Cotton No. 2 9 12/2022 USD 444,780 (111,178)
Milling Wheat No. 2 18 12/2022 EUR 324,917 (35,189)
White Maize 6 12/2022 ZAR 164,413 2,674
Yellow Maize 8 12/2022 ZAR 220,152 (2,712)
(3,858,930)
Short Contracts
Amsterdam Exchange Index (15) 7/2022 EUR (2,071,703) (20,708)
CAC 40 10 Euro Index (23) 7/2022 EUR (1,425,443) 6,712
Hang Seng Index (10) 7/2022 HKD (1,385,533) 16,404
HSCEI (11) 7/2022 HKD (531,930) 11,179
IBEX 35 Index (20) 7/2022 EUR (1,685,020) 8,068
LME Aluminum Base Metal (1) 7/2022 USD (60,650) 26,378
LME Aluminum Base Metal (4) 7/2022 USD (243,355) 66,835
LME Copper Base Metal (1) 7/2022 USD (206,625) 40,126
LME Copper Base Metal (1) 7/2022 USD (206,552) 51,904
LME Copper Base Metal (3) 7/2022 USD (619,725) 151,782
LME Lead Base Metal (1) 7/2022 USD (47,823) 12,250

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 7/2022 USD $ (47,625) $ 12,447
LME Lead Base Metal (1) 7/2022 USD (47,768) 9,048
LME Lead Base Metal (1) 7/2022 USD (47,773) 8,933
LME Lead Base Metal (1) 7/2022 USD (47,821) 13,426
LME Lead Base Metal (2) 7/2022 USD (96,165) 25,630
LME Zinc Base Metal (1) 7/2022 USD (84,808) 20,502
LME Zinc Base Metal (1) 7/2022 USD (79,575) 26,997
LME Zinc Base Metal (1) 7/2022 USD (79,575) 27,010
MSCI Singapore Index (82) 7/2022 SGD (1,655,877) 54,107
OMXS30 Index (79) 7/2022 SEK (1,444,507) 50,812
SGX FTSE China A50 Index (88) 7/2022 USD (1,309,704) (28,917)
SGX FTSE Taiwan Index (48) 7/2022 USD (2,434,560) 91,055
SGX NIFTY 50 Index (34) 7/2022 USD (1,069,130) 6,885
100 oz Gold (12) 8/2022 USD (2,168,760) 26,383
Feeder Cattle (31) 8/2022 USD (2,690,800) (18,869)
Lean Hogs (25) 8/2022 USD (1,021,000) 26,128
Live Cattle (55) 8/2022 USD (2,916,650) 44,761
LME Aluminum Base Metal (1) 8/2022 USD (60,877) 13,211
LME Aluminum Base Metal (1) 8/2022 USD (60,913) 8,346
LME Aluminum Base Metal (2) 8/2022 USD (121,963) 23,609
LME Aluminum Base Metal (2) 8/2022 USD (122,000) 20,865
LME Aluminum Base Metal (2) 8/2022 USD (121,838) 14,818
LME Aluminum Base Metal (2) 8/2022 USD (121,775) 21,601
LME Aluminum Base Metal (4) 8/2022 USD (243,850) 46,989
LME Copper Base Metal (1) 8/2022 USD (206,563) 29,487
LME Copper Base Metal (1) 8/2022 USD (206,613) 20,528
LME Copper Base Metal (1) 8/2022 USD (206,641) 32,606
LME Copper Base Metal (1) 8/2022 USD (206,631) 23,387
LME Lead Base Metal (1) 8/2022 USD (47,825) 5,578
LME Lead Base Metal (2) 8/2022 USD (95,609) 13,209
LME Lead Base Metal (2) 8/2022 USD (95,600) 17,410
LME Lead Base Metal (2) 8/2022 USD (95,663) 10,830
LME Lead Base Metal (2) 8/2022 USD (95,600) 18,395
LME Lead Base Metal (3) 8/2022 USD (143,400) 12,701
LME Lead Base Metal (3) 8/2022 USD (143,513) 14,887
LME Lead Base Metal (3) 8/2022 USD (143,513) 11,671
LME Lead Base Metal (5) 8/2022 USD (238,813) 23,597
LME Nickel Base Metal (1) 8/2022 USD (136,117) 23,056
LME Nickel Base Metal (1) 8/2022 USD (135,983) 47,309
LME Zinc Base Metal (1) 8/2022 USD (79,406) 15,409
LME Zinc Base Metal (1) 8/2022 USD (79,406) 20,133
LME Zinc Base Metal (2) 8/2022 USD (158,813) 37,218
LME Zinc Base Metal (4) 8/2022 USD (317,225) 31,994
Milk (1) 8/2022 USD (45,640) 664
SGX Iron Ore (58) 8/2022 USD (690,026) (40,309)
Australia 10 Year Bond (110) 9/2022 AUD (9,072,963) (114,336)
Australia 3 Year Bond (299) 9/2022 AUD (22,254,486) (102,178)
Canada 10 Year Bond (139) 9/2022 CAD (13,400,023) 313,953
Cocoa (55) 9/2022 USD (1,287,000) 67,891
Copper (14) 9/2022 USD (1,298,500) 102,900
Corn (76) 9/2022 USD (2,389,250) 355,377
DAX Index (12) 9/2022 EUR (4,015,011) 216,554
DJIA CBOT E-Mini Index (28) 9/2022 USD (4,309,340) 32,792
EURO STOXX 50 Index (100) 9/2022 EUR (3,605,996) 40,394
Euro-Bobl (39) 9/2022 EUR (5,076,060) 4,912
Euro-BTP (38) 9/2022 EUR (4,914,445) 36,808

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Bund (32) 9/2022 EUR $ (4,990,254) $ 38,945
Euro-Buxl (17) 9/2022 EUR (2,906,007) 129,383
Euro-OAT (30) 9/2022 EUR (4,358,634) 117,240
Euro-Schatz (102) 9/2022 EUR (11,667,676) 2,009
FTSE 100 Index (35) 9/2022 GBP (3,033,938) 8,128
FTSE/JSE Top 40 Index (17) 9/2022 ZAR (626,530) 3,634
FTSE/MIB Index (16) 9/2022 EUR (1,777,994) 60,144
Japan 10 Year Bond (10) 9/2022 JPY (10,972,140) (22,095)
KOSPI 200 Index (39) 9/2022 KRW (2,308,717) 222,045
LME Aluminum Base Metal (2) 9/2022 USD (122,250) 3,437
LME Aluminum Base Metal (2) 9/2022 USD (122,188) 2,773
LME Aluminum Base Metal (2) 9/2022 USD (122,263) 1,442
LME Aluminum Base Metal (2) 9/2022 USD (122,188) 16,287
LME Aluminum Base Metal (2) 9/2022 USD (122,272) 3,028
LME Aluminum Base Metal (3) 9/2022 USD (183,356) 12,931
LME Aluminum Base Metal (5) 9/2022 USD (305,625) 20,719
LME Aluminum Base Metal (5) 9/2022 USD (305,688) 17,517
LME Aluminum Base Metal (35) 9/2022 USD (2,139,594) 214,714
LME Copper Base Metal (1) 9/2022 USD (206,631) 25,641
LME Copper Base Metal (1) 9/2022 USD (206,594) 23,191
LME Copper Base Metal (1) 9/2022 USD (206,606) 25,702
LME Copper Base Metal (1) 9/2022 USD (206,631) 35,116
LME Copper Base Metal (1) 9/2022 USD (206,450) 3,833
LME Copper Base Metal (1) 9/2022 USD (206,631) 36,491
LME Copper Base Metal (1) 9/2022 USD (206,425) 9,143
LME Copper Base Metal (2) 9/2022 USD (413,263) 73,157
LME Copper Base Metal (2) 9/2022 USD (413,200) 49,137
LME Copper Base Metal (9) 9/2022 USD (1,858,500) 206,621
LME Lead Base Metal (1) 9/2022 USD (47,785) 7,413
LME Lead Base Metal (1) 9/2022 USD (47,798) 6,294
LME Lead Base Metal (1) 9/2022 USD (47,713) 4,691
LME Lead Base Metal (1) 9/2022 USD (47,764) 7,733
LME Lead Base Metal (1) 9/2022 USD (47,778) 6,720
LME Lead Base Metal (3) 9/2022 USD (143,063) 6,498
LME Lead Base Metal (4) 9/2022 USD (190,850) 17,685
LME Lead Base Metal (4) 9/2022 USD (190,750) 3,818
LME Lead Base Metal (4) 9/2022 USD (190,750) 701
LME Lead Base Metal (11) 9/2022 USD (524,700) 11,612
LME Lead Base Metal (34) 9/2022 USD (1,622,225) 92,834
LME Nickel Base Metal (1) 9/2022 USD (136,230) 39,818
LME Nickel Base Metal (1) 9/2022 USD (136,239) 21,091
LME Nickel Base Metal (1) 9/2022 USD (136,223) 17,349
LME Nickel Base Metal (1) 9/2022 USD (136,239) 39,213
LME Nickel Base Metal (1) 9/2022 USD (136,179) 9,211
LME Nickel Base Metal (1) 9/2022 USD (136,206) 18,067
LME Nickel Base Metal (7) 9/2022 USD (953,442) 172,704
LME Zinc Base Metal (1) 9/2022 USD (79,206) 17,720
LME Zinc Base Metal (2) 9/2022 USD (158,346) 18,883
LME Zinc Base Metal (2) 9/2022 USD (157,850) 2,819
LME Zinc Base Metal (2) 9/2022 USD (157,859) 8,986
LME Zinc Base Metal (2) 9/2022 USD (158,371) 21,873
LME Zinc Base Metal (2) 9/2022 USD (157,867) 11,228
LME Zinc Base Metal (4) 9/2022 USD (315,850) 31,794
LME Zinc Base Metal (6) 9/2022 USD (474,113) 60,345
Long Gilt (33) 9/2022 GBP (4,593,944) 135,096
Lumber (4) 9/2022 USD (280,412) (30,153)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
MSCI EAFE E-Mini Index (39) 9/2022 USD $ (3,620,370) $ 10,734
MSCI Emerging Markets E-Mini Index (77) 9/2022 USD (3,860,395) 9,245
NASDAQ 100 E-Mini Index (12) 9/2022 USD (2,767,080) 118,565
Nikkei 225 Index (16) 9/2022 JPY (3,110,849) 46,873
Palladium (1) 9/2022 USD (191,610) (10,862)
Robusta Coffee (30) 9/2022 USD (609,900) 1,159
Russell 2000 E-Mini Index (31) 9/2022 USD (2,647,400) 110,549
S&P 500 E-Mini Index (17) 9/2022 USD (3,221,075) 75,928
S&P Midcap 400 E-Mini Index (12) 9/2022 USD (2,721,600) 116,748
S&P/TSX 60 Index (9) 9/2022 CAD (1,597,654) 29,898
Silver (19) 9/2022 USD (1,933,440) 90,722
SPI 200 Index (51) 9/2022 AUD (5,686,124) 24,167
Sugar No. 11 (64) 9/2022 USD (1,326,080) 19,387
TOPIX Index (15) 9/2022 JPY (2,067,917) (12,945)
U.S. Treasury 10 Year Note (87) 9/2022 USD (10,297,266) 102,299
U.S. Treasury 2 Year Note (148) 9/2022 USD (31,059,187) 168,255
U.S. Treasury 5 Year Note (112) 9/2022 USD (12,559,750) 30,235
U.S. Treasury Long Bond (45) 9/2022 USD (6,217,031) 81,650
U.S. Treasury Ultra Bond (37) 9/2022 USD (5,667,938) 117,614
Wheat (32) 9/2022 USD (1,414,400) 278,317
Platinum (15) 10/2022 USD (671,475) 16,382
Rapeseed (12) 10/2022 EUR (436,838) (20)
Canola (31) 11/2022 CAD (423,143) 4,394
Rubber (9) 11/2022 JPY (84,707) 202
3 Month Canadian Bankers Acceptance (53) 12/2022 CAD (9,903,016) 39,310
3 Month Euro Euribor (23) 12/2022 EUR (5,957,923) 14,742
ASX 90 Day Bank Accepted Bill (21) 12/2022 AUD (14,370,873) 23,623
ECX Emission (2) 12/2022 EUR (188,966) (14,393)
Soybean Meal (5) 12/2022 USD (203,350) (1,037)
Soybean Oil (14) 12/2022 USD (541,464) 64,281
3 Month Canadian Bankers Acceptance (28) 3/2023 CAD (5,233,414) 6,800
3 Month Euro Euribor (24) 3/2023 EUR (6,193,070) 5,587
3 Month SARON (3) 3/2023 CHF (780,522) 1,835
3 Month SOFR (25) 3/2023 USD (6,039,688) 35,154
3 Month SONIA (24) 3/2023 GBP (7,095,277) 14,985
ASX 90 Day Bank Accepted Bill (17) 3/2023 AUD (11,624,470) 1,718
3 Month Euro Euribor (22) 6/2023 EUR (5,663,436) (1,389)
3 Month SARON (4) 6/2023 CHF (1,037,605) 1,855
3 Month SOFR (37) 6/2023 USD (8,933,188) 21,587
3 Month SONIA (20) 6/2023 GBP (5,902,992) 7,556
3 Month Euro Euribor (23) 9/2023 EUR (5,913,333) (6,427)
3 Month SARON (5) 9/2023 CHF (1,296,156) 99
3 Month SOFR (47) 9/2023 USD (11,369,888) 45,240
3 Month SONIA (20) 9/2023 GBP (5,908,166) 9,188
3 Month Euro Euribor (32) 12/2023 EUR (8,224,731) (10,216)
3 Month SOFR (45) 12/2023 USD (10,907,438) 23,023
3 Month SONIA (36) 12/2023 GBP (10,645,106) 12,401
3 Month Euro Euribor (38) 3/2024 EUR (9,766,868) 4,245
3 Month SOFR (39) 3/2024 USD (9,468,225) (5,093)
3 Month SONIA (39) 3/2024 GBP (11,541,693) (10,756)
3 Month Euro Euribor (39) 6/2024 EUR (10,025,423) (623)
3 Month SOFR (30) 6/2024 USD (7,292,625) (11,362)
3 Month SONIA (32) 6/2024 GBP (9,476,437) (3,765)
3 Month SOFR (37) 9/2024 USD (9,003,025) (19,423)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (26) 9/2024 GBP $ (7,706,726) $ (16,985)
6,005,146
$ 2,146,216
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 1,464,590 USD 1,136,385 CITI 9/21/2022 $ 1,589
CAD 1,464,590 USD 1,136,387 JPMC 9/21/2022 1,587
CHF 699,001 USD 724,226 CITI 9/21/2022 12,207
CHF 698,999 USD 724,225 JPMC 9/21/2022 12,206
EUR 3,409,500 USD 3,574,153 CITI 9/21/2022 19,366
EUR 3,409,500 USD 3,574,158 JPMC 9/21/2022 19,362
JPY 20,550,500 USD 151,256 CITI 9/21/2022 1,066
JPY 20,550,500 USD 151,256 JPMC 9/21/2022 1,066
NOK 693,500 USD 69,775 CITI 9/21/2022 759
NOK 693,500 USD 69,775 JPMC 9/21/2022 759
SGD 2,049,500 USD 1,472,297 CITI 9/21/2022 3,656
SGD 2,049,500 USD 1,472,299 JPMC 9/21/2022 3,654
USD 4,288,333 AUD 6,132,000 CITI 9/21/2022 52,883
USD 4,288,327 AUD 6,132,000 JPMC 9/21/2022 52,878
USD 1,093,597 BRL 5,615,001 CITI
**
9/21/2022 44,946
USD 1,093,595 BRL 5,614,999 JPMC
**
9/21/2022 44,945
USD 1,253,464 CLP 1,082,634,539 CITI
**
9/21/2022 93,224
USD 1,253,462 CLP 1,082,634,525 JPMC
**
9/21/2022 93,222
USD 34,357,246 EUR 32,227,943 CITI 9/21/2022 389,882
USD 34,357,194 EUR 32,227,935 JPMC 9/21/2022 389,840
USD 4,097,480 GBP 3,336,000 CITI 9/21/2022 30,288
USD 4,097,475 GBP 3,336,000 JPMC 9/21/2022 30,282
USD 917,700 HUF 338,532,516 CITI 9/21/2022 34,587
USD 917,699 HUF 338,532,516 JPMC 9/21/2022 34,585
USD 14,663 IDR 216,277,844 CITI
**
9/21/2022 242
USD 14,662 IDR 216,277,844 JPMC
**
9/21/2022 241
USD 668,997 ILS 2,227,500 CITI 9/21/2022 27,600
USD 668,996 ILS 2,227,500 JPMC 9/21/2022 27,599
USD 10,441,188 INR 819,760,984 CITI
**
9/21/2022 136,297
USD 10,441,175 INR 819,760,984 JPMC
**
9/21/2022 136,284
USD 44,956,918 JPY 5,759,444,075 CITI 9/21/2022 2,267,412
USD 44,956,862 JPY 5,759,444,073 JPMC 9/21/2022 2,267,356
USD 2,602,787 KRW 3,311,332,125 CITI
**
9/21/2022 28,823
USD 2,602,784 KRW 3,311,332,122 JPMC
**
9/21/2022 28,820
USD 5,366,366 NZD 8,421,000 CITI 9/21/2022 111,866
USD 5,366,359 NZD 8,421,000 JPMC 9/21/2022 111,859
USD 2,340,061 PHP 124,295,500 CITI
**
9/21/2022 93,594
USD 2,340,125 PHP 124,295,500 JPMC
**
9/21/2022 93,658
USD 5,657,361 PLN 24,964,000 CITI 9/21/2022 148,548
USD 5,657,353 PLN 24,963,999 JPMC 9/21/2022 148,541
USD 2,548,402 SEK 25,752,500 CITI 9/21/2022 22,452
USD 2,548,399 SEK 25,752,500 JPMC 9/21/2022 22,449
USD 2,880,312 SGD 3,977,500 CITI 9/21/2022 15,903
USD 2,880,328 SGD 3,977,500 JPMC 9/21/2022 15,918

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,324,839 TWD 38,862,441 CITI
**
9/21/2022 $ 9,209
USD 1,324,837 TWD 38,862,434 JPMC
**
9/21/2022 9,207
USD 3,805,613 ZAR 61,164,006 CITI 9/21/2022 76,752
USD 3,805,607 ZAR 61,163,994 JPMC 9/21/2022 76,747
Total unrealized appreciation 7,246,216
AUD 20,366,002 USD 14,341,436 CITI 9/21/2022 (274,382)
AUD 20,365,998 USD 14,341,451 JPMC 9/21/2022 (274,400)
CAD 17,040,910 USD 13,375,056 CITI 9/21/2022 (134,410)
CAD 17,040,910 USD 13,374,131 JPMC 9/21/2022 (133,484)
COP 1,638,532,000 USD 401,847 CITI
**
9/21/2022 (12,422)
COP 1,638,531,992 USD 401,848 JPMC
**
9/21/2022 (12,423)
EUR 10,458,500 USD 11,142,362 CITI 9/21/2022 (119,392)
EUR 10,458,500 USD 11,142,376 JPMC 9/21/2022 (119,407)
GBP 8,431,001 USD 10,555,546 CITI 9/21/2022 (276,618)
GBP 8,430,997 USD 10,555,554 JPMC 9/21/2022 (276,631)
IDR 13,239,893,000 USD 906,208 CITI
**
9/21/2022 (23,398)
IDR 13,239,893,000 USD 906,209 JPMC
**
9/21/2022 (23,399)
ILS 363,000 USD 106,602 CITI 9/21/2022 (2,078)
ILS 363,000 USD 106,602 JPMC 9/21/2022 (2,078)
INR 38,931,000 USD 493,853 CITI
**
9/21/2022 (4,466)
INR 38,931,000 USD 493,853 JPMC
**
9/21/2022 (4,467)
JPY 594,078,000 USD 4,472,143 CITI 9/21/2022 (68,785)
JPY 594,078,000 USD 4,472,149 JPMC 9/21/2022 (68,791)
KRW 993,039,500 USD 789,621 CITI
**
9/21/2022 (17,712)
KRW 993,039,500 USD 789,622 JPMC
**
9/21/2022 (17,713)
MXN 25,828,005 USD 1,271,468 CITI 9/21/2022 (6,018)
MXN 25,828,003 USD 1,271,470 JPMC 9/21/2022 (6,019)
NOK 68,356,503 USD 7,083,602 CITI 9/21/2022 (131,250)
NOK 68,356,497 USD 7,083,610 JPMC 9/21/2022 (131,259)
PHP 228,000 USD 4,253 CITI
**
9/21/2022 (132)
PHP 228,000 USD 4,253 JPMC
**
9/21/2022 (132)
PLN 14,149,500 USD 3,245,642 CITI 9/21/2022 (123,268)
PLN 14,149,500 USD 3,245,646 JPMC 9/21/2022 (123,272)
SEK 59,726,000 USD 6,081,853 CITI 9/21/2022 (223,591)
SEK 59,726,000 USD 6,081,860 JPMC 9/21/2022 (223,598)
SGD 1,979,000 USD 1,440,913 CITI 9/21/2022 (15,730)
SGD 1,979,000 USD 1,440,915 JPMC 9/21/2022 (15,732)
TWD 13,869,000 USD 470,415 CITI
**
9/21/2022 (901)
TWD 13,869,000 USD 470,416 JPMC
**
9/21/2022 (902)
USD 2,177,733 AUD 3,157,500 CITI 9/21/2022 (3,192)
USD 2,177,730 AUD 3,157,500 JPMC 9/21/2022 (3,195)
USD 450,699 CAD 587,500 CITI 9/21/2022 (5,784)
USD 450,698 CAD 587,500 JPMC 9/21/2022 (5,785)
USD 3,093,735 EUR 2,948,063 CITI 9/21/2022 (13,441)
USD 3,093,730 EUR 2,948,062 JPMC 9/21/2022 (13,446)
USD 1,116,933 GBP 926,500 CITI 9/21/2022 (12,640)
USD 1,116,931 GBP 926,500 JPMC 9/21/2022 (12,641)
USD 297,646 HUF 114,620,000 CITI 9/21/2022 (1,358)
USD 297,646 HUF 114,620,000 JPMC 9/21/2022 (1,358)
USD 2,661,010 JPY 359,442,000 CITI 9/21/2022 (3,206)
USD 2,661,006 JPY 359,442,000 JPMC 9/21/2022 (3,209)
USD 831,685 KRW 1,079,887,000 CITI
**
9/21/2022 (7,733)
USD 831,684 KRW 1,079,887,000 JPMC
**
9/21/2022 (7,734)
USD 988,537 NZD 1,588,500 CITI 9/21/2022 (2,648)
USD 988,536 NZD 1,588,500 JPMC 9/21/2022 (2,649)
USD 234,464 SEK 2,403,000 CITI 9/21/2022 (1,236)
USD 234,464 SEK 2,403,000 JPMC 9/21/2022 (1,236)
USD 162,793 TWD 4,810,063 CITI
**
9/21/2022 (45)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 162,793 TWD 4,810,062 JPMC
**
9/21/2022 $ (45)
USD 439,529 ZAR 7,257,500 CITI 9/21/2022 (2,924)
USD 439,529 ZAR 7,257,500 JPMC 9/21/2022 (2,924)
Total unrealized depreciation (2,976,689)
Net unrealized appreciation $ 4,269,527
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HONIX plus
or minus a specified spread
(-0.08% to 0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
52-61 months
maturity ranging
from 09/21/2026
- 06/10/2027 $1,325,258 $1,783 $(5,012) $(3,229)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
52-60 months
maturity ranging
from 09/21/2026
- 05/05/2027 $627,647 $(37,359) $(2,437) $(39,796)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.10% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
52-57 months
maturity ranging
from 09/21/2026
- 02/25/2027 $463,263 $(9,768) $(88) $(9,856)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2026
- 06/09/2027 $4,401,497 $11,139 $(1,160) $9,979
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 5,009 35,827 (2,689) (26.9)
ALS Ltd. 8,357 61,824 (9,762) (97.8)
Ampol Ltd. 2,009 47,417 (2,712) (27.2)
Aristocrat Leisure Ltd. 5,858 139,339 (768) (7.7)
Aurizon Holdings Ltd. 31,355 82,465 (8,002) (80.2)
BHP Group Ltd. 12,123 347,125 (39,806) (398.9)
BlueScope Steel Ltd. 8,534 94,033 (12,645) (126.7)
Brambles Ltd. 4,285 31,685 (318) (3.2)
Coles Group Ltd. 3,848 47,355 581 5.8
Incitec Pivot Ltd. 53,739 123,670 (6,899) (69.1)
JB Hi-Fi Ltd. 5,605 149,072 (20,035) (200.8)
Origin Energy Ltd. 20,351 80,784 (6,449) (64.6)
QBE Insurance Group Ltd. 7,142 60,013 (278) (2.8)
Sonic Healthcare Ltd. 4,125 94,022 (3,298) (33.0)
South32 Ltd. 52,936 143,440 (39,621) (397.0)
Suncorp Group Ltd. 5,801 44,237 432 4.3
Telstra Corp. Ltd. 67,479 179,479 (310) (3.1)
Woodside Energy Group Ltd. 1,799 39,539 (4,407) (44.2)
United States
James Hardie Industries plc 1,861 40,743 (3,318) (33.2)
Short Positions
Common Stocks
Australia
APA Group (13,034) (101,506) 2,946 29.5
carsales.com Ltd. (3,419) (43,455) 1,880 18.8
Cochlear Ltd. (1,041) (142,922) 12,501 125.3
Commonwealth Bank of Australia (2,408) (150,444) 7,375 73.9
CSL Ltd. (1,541) (286,125) 2,865 28.7
Domino's Pizza Enterprises Ltd. (1,026) (48,228) (3,116) (31.2)
Evolution Mining Ltd. (63,113) (103,124) 52,835 529.5
Fortescue Metals Group Ltd. (2,416) (29,052) 6,903 69.2
IDP Education Ltd. (6,163) (100,920) (1,291) (12.9)
Insurance Australia Group Ltd. (13,320) (40,167) (724) (7.3)
Lendlease Corp. Ltd. (22,440) (141,348) 16,642 166.8
National Australia Bank Ltd. (2,726) (51,693) 1,463 14.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Newcrest Mining Ltd. (6,949) (98,997) 14,969 150.0
NEXTDC Ltd. (9,356) (68,860) 1,016 10.2
Northern Star Resources Ltd. (15,897) (74,568) 18,482 185.2
Orica Ltd. (6,599) (72,198) 1,729 17.3
OZ Minerals Ltd. (3,105) (38,170) 13,375 134.0
Pro Medicus Ltd. (2,547) (74,433) (1,807) (18.1)
Qantas Airways Ltd. (15,880) (49,146) 7,962 79.8
Ramsay Health Care Ltd. (511) (25,882) 1,443 14.5
REA Group Ltd. (592) (45,715) (2,809) (28.1)
Reece Ltd. (7,746) (73,578) 1,703 17.1
SEEK Ltd. (3,156) (45,781) 2,864 28.7
Seven Group Holdings Ltd. (8,325) (95,710) 11,689 117.1
Transurban Group (10,667) (106,129) (1,576) (15.8)
Treasury Wine Estates Ltd. (8,763) (68,721) (1,763) (17.7)
Washington H Soul Pattinson & Co. Ltd. (2,884) (46,968) 3,177 31.8
Wesfarmers Ltd. (2,199) (63,604) 4,381 43.9
Westpac Banking Corp. (2,256) (30,431) 2,535 25.4
Woolworths Group Ltd. (3,445) (84,617) (2,556) (25.6)
New Zealand
Xero Ltd. (998) (53,234) 1,683 16.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.09% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2026
- 06/09/2027 $8,030,894 $(169,608) $(1,449) $(171,057)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 2,977 116,124 (14,894) 8.7
ARC Resources Ltd. 5,555 70,042 (22,614) 13.2
Atco Ltd. 3,021 103,501 (3,685) 2.2
Bank of Montreal 1,186 114,048 (9,997) 5.8
Canadian Natural Resources Ltd. 3,313 178,030 (39,894) 23.3
Canadian Tire Corp. Ltd. 639 80,620 (4,110) 2.4
Cenovus Energy, Inc. 4,444 84,551 (21,440) 12.5
Empire Co. Ltd. 2,807 86,465 (1,679) 1.0
Fairfax Financial Holdings Ltd. 305 161,623 (671) 0.4
Finning International, Inc. 3,291 69,261 (17,744) 10.4
Imperial Oil Ltd. 3,673 173,149 (30,475) 17.8
Loblaw Cos. Ltd. 1,684 151,877 2,289 (1.3)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
National Bank of Canada 2,296 150,671 (18,408) 10.8
Nutrien Ltd. 2,279 181,495 (19,122) 11.2
Onex Corp. 1,583 78,830 (12,421) 7.3
Pembina Pipeline Corp. 3,575 126,369 (19,191) 11.2
SNC-Lavalin Group, Inc. 3,830 65,876 (6,963) 4.1
Suncor Energy, Inc. 5,833 204,644 (35,754) 20.9
Thomson Reuters Corp. 696 72,558 4,347 (2.5)
Toromont Industries Ltd. 1,108 89,590 (2,952) 1.7
Toronto-Dominion Bank (The) 2,117 138,825 (14,572) 8.5
Tourmaline Oil Corp. 2,075 107,893 (16,765) 9.8
West Fraser Timber Co. Ltd. 897 68,829 (9,554) 5.6
Whitecap Resources, Inc. 13,574 94,276 (34,694) 20.3
Chile
Lundin Mining Corp. 11,355 71,983 (24,524) 14.3
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (2,638) (120,751) 12,850 (7.5)
Algonquin Power & Utilities Corp. (14,880) (199,988) 10,057 (5.9)
Ballard Power Systems, Inc. (28,600) (180,639) 16,886 (9.9)
Bank of Nova Scotia (The) (1,304) (77,174) 7,233 (4.2)
BCE, Inc. (3,418) (168,006) 11,657 (6.8)
Boyd Group Services, Inc. (701) (75,513) (3,431) 2.0
CAE, Inc. (8,221) (202,587) 6,067 (3.5)
Canadian Imperial Bank of Commerce (2,422) (117,619) 11,327 (6.6)
Canadian Pacific Railway Ltd. (3,415) (238,535) 7,588 (4.4)
Canadian Utilities Ltd. (3,077) (91,770) 2,964 (1.7)
Constellation Software, Inc. (55) (81,648) 797 (0.5)
Emera, Inc. (3,111) (145,737) 3,988 (2.3)
Enbridge, Inc. (2,510) (106,000) 8,365 (4.9)
Fortis, Inc. (2,290) (108,256) 1,405 (0.8)
GFL Environmental, Inc. (2,748) (70,792) 9,393 (5.5)
Intact Financial Corp. (610) (86,041) 1,535 (0.9)
Lightspeed Commerce, Inc. (3,524) (78,573) 9,062 (5.3)
Restaurant Brands International, Inc. (2,023) (101,480) 1,163 (0.7)
Ritchie Bros Auctioneers, Inc. (2,025) (131,754) (10,729) 6.3
Rogers Communications, Inc. (2,622) (125,641) 224 (0.1)
Royal Bank of Canada (2,543) (246,240) 12,427 (7.3)
Saputo, Inc. (3,133) (68,321) (4,405) 2.6
Shopify, Inc. (5,570) (174,041) 29,996 (17.5)
TC Energy Corp. (3,656) (189,389) 17,127 (10.0)
WSP Global, Inc. (803) (90,793) 518 (0.3)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.11% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
52-60 months
maturity
ranging from
09/21/2026
- 05/05/2027 $3,711,292 $44,128 $(1,309) $42,819
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 2,846 76,325 (12,008) (28.0)
Adecco Group AG (Registered) 459 15,645 (2,073) (4.8)
Baloise Holding AG (Registered) 341 55,819 (868) (2.0)
Barry Callebaut AG (Registered) 34 76,072 497 1.2
Belimo Holding AG (Registered) 77 27,110 (2,975) (6.9)
BKW AG 406 42,477 (3,624) (8.5)
Bucher Industries AG (Registered) 114 39,791 (4,798) (11.2)
Chocoladefabriken Lindt & Spruengli AG 3 30,546 629 1.5
Credit Suisse Group AG (Registered) 2,079 11,867 (2,450) (5.7)
DKSH Holding AG 722 59,741 (536) (1.3)
dormakaba Holding AG 36 15,711 (1,522) (3.6)
Geberit AG (Registered) 164 78,901 (9,846) (23.0)
Georg Fischer AG (Registered) 380 18,768 (3,444) (8.0)
Julius Baer Group Ltd. 940 43,607 (4,878) (11.4)
Kuehne + Nagel International AG (Registered) 786 186,756 (142) (0.3)
Lonza Group AG (Registered) 269 143,683 (13,268) (31.0)
Novartis AG (Registered) 2,923 247,814 (13,454) (31.4)
OC Oerlikon Corp. AG (Registered) 1,468 10,249 (1,269) (3.0)
Partners Group Holding AG 52 46,961 (6,812) (15.9)
Schindler Holding AG 161 29,440 (2,038) (4.8)
SGS SA (Registered) 7 16,056 (479) (1.1)
Straumann Holding AG (Registered) 270 32,526 (126) (0.3)
Swatch Group AG (The) 51 12,114 (963) (2.2)
Swiss Life Holding AG (Registered) 25 12,204 (1,937) (4.5)
Swisscom AG (Registered) 243 134,408 (6,558) (15.3)
Temenos AG (Registered) 1,334 114,164 (4,501) (10.5)
UBS Group AG (Registered) 2,492 40,287 (4,676) (10.9)
Zurich Insurance Group AG 205 89,395 (3,544) (8.3)
United States
Swiss Re AG 527 40,905 (2,640) (6.2)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (8,304) (75,126) 17,556 41.0
Switzerland
Alcon, Inc. (1,064) (74,609) 5,705 13.3
Bachem Holding AG (Registered) (905) (63,079) 7,499 17.5
Banque Cantonale Vaudoise (Registered) (577) (45,345) (438) (1.0)
Cie Financiere Richemont SA (321) (34,528) 1,737 4.1
Dufry AG (Registered) (4,486) (145,571) 26,511 61.9
Flughafen Zurich AG (Registered) (510) (77,278) 6,543 15.3
Givaudan SA (Registered) (68) (239,680) 2,503 5.8
Helvetia Holding AG (Registered) (202) (23,724) 991 2.3
Holcim AG (2,869) (123,050) 23,608 55.1
Idorsia Ltd. (7,381) (105,737) 9,078 21.2
Logitech International SA (Registered) (1,891) (98,607) 14,618 34.1
SIG Group AG (5,217) (115,202) 1,308 3.1
Sika AG (Registered) (508) (117,265) 18,960 44.3
Sonova Holding AG (Registered) (208) (66,473) 6,212 14.5
Sulzer AG (Registered) (546) (34,033) 5,945 13.9
Tecan Group AG (Registered) (204) (59,402) 6,543 15.3
VAT Group AG (39) (9,327) 1,523 3.6
Vifor Pharma AG (342) (59,290) 1,720 4.0
United States
Nestle SA (Registered) (2,881) (336,710) (3,116) (7.3)
Roche Holding AG (128) (42,790) (146) (0.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.14% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
52-59 months
maturity
ranging from
09/21/2026
- 04/14/2027 $1,590,506 $8,569 $(172) $8,397
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 135 316,926 (47,320) (563.5)
Carlsberg A/S 816 104,287 4,862 57.9
Danske Bank A/S 2,976 42,357 (6,345) (75.6)
DSV A/S 385 54,138 (2,168) (25.8)
Genmab A/S 250 81,111 7,036 83.8
H Lundbeck A/S 1,432 6,955 (1,756) (20.9)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
H Lundbeck A/S 358 1,718 1,717 20.5
ISS A/S 5,560 88,643 (10,336) (123.1)
Jyske Bank A/S (Registered) 293 14,442 (2,546) (30.3)
Novo Nordisk A/S 1,398 155,042 (1,352) (16.1)
Orsted A/S 134 14,113 (184) (2.2)
Pandora A/S 224 14,231 (2,496) (29.7)
Royal Unibrew A/S 359 31,950 894 10.6
Short Positions
Common Stocks
Denmark
Ambu A/S (544) (5,315) 1,301 15.5
Chr Hansen Holding A/S (482) (35,185) (1,494) (17.8)
Coloplast A/S (202) (23,080) (141) (1.7)
Demant A/S (994) (37,366) 4,705 56.0
GN Store Nord A/S (1,997) (70,449) 3,691 44.0
Novozymes A/S (829) (49,892) (298) (3.5)
ROCKWOOL A/S (336) (76,283) 13,048 155.4
SimCorp A/S (1,175) (85,896) 5,256 62.6
Tryg A/S (2,533) (57,068) (342) (4.1)
Vestas Wind Systems A/S (10,538) (224,059) 42,837 510.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.25% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2026
- 06/09/2027 $19,273,516 $(388,811) $20,234 $(368,577)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Airbus SE 1,463 143,096 (18,498) 5.0
Eiffage SA 1,470 132,976 (11,830) 3.2
Orange SA 26,909 317,084 11,066 (3.0)
Renault SA 5,558 140,317 (18,401) 5.0
TotalEnergies SE 5,238 275,712 (30,089) 8.2
Germany
BASF SE 3,274 143,245 (34,721) 9.4
Bayerische Motoren Werke AG 2,189 169,693 (19,926) 5.4
Deutsche Bank AG (Registered) 14,783 129,909 (25,227) 6.8

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy
Eni SpA 27,561 326,892 (78,215) 21.2
Leonardo SpA 21,728 220,448 (17,952) 4.9
Netherlands
Aegon NV 37,783 162,717 (30,267) 8.2
ASR Nederland NV 3,270 131,837 (11,746) 3.2
Koninklijke Ahold Delhaize NV 6,197 161,302 (3,357) 0.9
NN Group NV 2,861 129,583 (9,293) 2.5
OCI NV 5,635 185,367 (3,363) 0.9
Wolters Kluwer NV 1,463 141,791 8,744 (2.4)
Spain
Industria de Diseno Textil SA 8,826 200,575 (19,094) 5.2
Repsol SA 22,232 327,744 (38,384) 10.4
Telefonica SA 23,995 122,507 7,894 (2.1)
Short Positions
Common Stocks
China
Prosus NV (8,046) (521,008) (91,239) 24.8
Finland
Neste OYJ (2,757) (122,634) 7,698 (2.1)
Orion OYJ (2,840) (127,103) (18,026) 4.9
UPM-Kymmene OYJ (5,635) (172,788) 21,198 (5.8)
France
Air Liquide SA (1,080) (145,371) 15,207 (4.1)
Alstom SA (6,951) (158,723) 33,947 (9.2)
EssilorLuxottica SA (1,077) (163,287) (315) 0.1
L'Oreal SA (683) (237,141) (6,419) 1.7
Germany
adidas AG (1,168) (207,473) 14,562 (4.0)
Allianz SE (Registered) (728) (139,565) 4,914 (1.3)
Continental AG (2,430) (170,559) 21,347 (5.8)
Deutsche Telekom AG (Registered) (11,866) (236,006) (5,213) 1.4
Fresenius Medical Care AG & Co. KGaA (5,723) (286,729) 20,819 (5.6)
SAP SE (2,175) (198,252) 12,240 (3.3)
Zalando SE (4,678) (123,231) 31,633 (8.6)
Italy
Assicurazioni Generali SpA (7,720) (123,310) 10,057 (2.7)
DiaSorin SpA (1,137) (149,528) (7,558) 2.1
Nexi SpA (22,067) (183,254) 19,507 (5.3)
Netherlands
ABN AMRO Bank NV (12,824) (144,098) 707 (0.2)
Argenx SE (416) (156,813) (21,800) 5.9
ASM International NV (500) (124,404) 23,305 (6.3)
Koninklijke Philips NV (12,373) (265,383) 32,323 (8.8)
Portugal
EDP - Energias de Portugal SA (44,345) (206,663) 12,310 (3.3)
South Korea
Delivery Hero SE (3,916) (147,734) 11,451 (3.1)
Spain
ACS Actividades de Construccion y Servicios SA (5,485) (133,679) 13,700 (3.7)
Amadeus IT Group SA (3,036) (169,998) 7,406 (2.0)
CaixaBank SA (48,952) (171,433) 6,422 (1.7)
Cellnex Telecom SA (4,827) (187,858) 20,449 (5.5)
Ferrovial SA (5,011) (127,499) 3,783 (1.0)
Grifols SA (8,317) (157,727) 4,649 (1.3)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Schneider Electric SE (2,866) (341,500) 39,935 (10.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2026
- 06/09/2027 $6,070,166 $(160,349) $6,293 $(154,056)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 26,326 142,593 (28,280) 18.4
Rio Tinto plc 3,475 207,759 (41,818) 27.1
Netherlands
Shell plc 8,357 217,640 (26,054) 16.9
Nigeria
Airtel Africa plc 43,822 72,800 (5,030) 3.3
South Africa
Anglo American plc 4,013 143,459 (47,277) 30.7
United Kingdom
Associated British Foods plc 3,962 76,449 (3,226) 2.1
Aviva plc 9,327 45,686 (2,318) 1.5
Barclays plc 72,430 135,441 (10,849) 7.0
BP plc 26,043 122,285 (19,836) 12.9
British American Tobacco plc 3,826 163,999 1,176 (0.8)
Burberry Group plc 2,901 58,198 (1,288) 0.8
Centrica plc 76,109 74,323 (1,592) 1.0
Diageo plc 3,813 164,694 (2,333) 1.5
Howden Joinery Group plc 6,988 51,512 (4,818) 3.1
HSBC Holdings plc 7,602 49,660 2,299 (1.5)
InterContinental Hotels Group plc 1,585 84,240 (10,746) 7.0
Johnson Matthey plc 2,504 59,046 (3,288) 2.1
M&G plc 23,777 56,369 (5,513) 3.6
Man Group plc 30,184 92,144 690 (0.4)
Marks & Spencer Group plc 31,171 51,714 (2,964) 1.9
National Grid plc 10,377 133,354 (3,639) 2.4
NatWest Group plc 25,410 67,635 (2,981) 1.9
Spectris plc 1,748 57,910 (6,776) 4.4
SSE plc 4,778 94,295 (8,332) 5.4
Tesco plc 18,846 58,736 878 (0.6)
Travis Perkins plc 4,146 49,143 (10,915) 7.1
Vodafone Group plc 55,751 86,687 1,176 (0.8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
GSK plc 4,669 100,624 3,447 (2.2)
Short Positions
Common Stocks
Hong Kong
Prudential plc (4,252) (52,892) 447 (0.3)
United Kingdom
ASOS plc (4,621) (47,360) 29,986 (19.5)
AstraZeneca plc (3,129) (412,783) (29,757) 19.3
AVEVA Group plc (6,234) (171,139) 9,319 (6.0)
B&M European Value Retail SA (11,611) (51,962) 122 (0.1)
BAE Systems plc (6,844) (69,289) (4,522) 2.9
boohoo Group plc (71,405) (48,077) 15,845 (10.3)
BT Group plc (42,452) (96,483) (2,819) 1.8
Compass Group plc (3,533) (72,537) 3,865 (2.5)
ConvaTec Group plc (27,936) (76,572) (5,499) 3.6
Croda International plc (1,032) (81,571) (242) 0.2
Entain plc (3,413) (51,938) 8,304 (5.4)
Informa plc (12,032) (77,734) 3,115 (2.0)
Ocado Group plc (15,073) (143,687) 24,274 (15.8)
Reckitt Benckiser Group plc (1,312) (98,678) (1,767) 1.1
Rentokil Initial plc (8,291) (48,063) 1,523 (1.0)
Severn Trent plc (3,362) (111,619) 7,147 (4.6)
Smith & Nephew plc (3,932) (54,988) 3,981 (2.6)
Taylor Wimpey plc (66,573) (94,829) 9,590 (6.2)
Unilever plc (2,449) (111,625) (3,170) 2.1
Weir Group plc (The) (3,736) (62,267) 10,930 (7.1)
Whitbread plc (2,325) (70,505) 7,213 (4.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
52-60 months
maturity
ranging from
09/21/2026
- 05/05/2027 $2,862,149 $(32,295) $(496) $(32,791)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 9,173 81,030 (7,492) 22.8
Sweden
Atlas Copco AB 6,672 62,450 (8,811) 26.9

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Axfood AB 1,298 37,373 1,896 (5.8)
BillerudKorsnas AB 5,879 68,933 (893) 2.7
Boliden AB 2,916 93,255 (21,763) 66.4
Elekta AB 1,373 9,516 (846) 2.6
Evolution AB 153 13,997 (1,190) 3.6
Getinge AB 4,278 99,148 (16,189) 49.4
H & M Hennes & Mauritz AB 6,715 80,598 (11,156) 34.0
Hexpol AB 2,473 21,177 (1,523) 4.6
Indutrade AB 1,674 30,715 (6,006) 18.3
Lifco AB 1,311 21,171 (2,660) 8.1
Saab AB 5,336 220,656 (874) 2.7
Securitas AB 8,689 75,124 (7,997) 24.4
Skandinaviska Enskilda Banken AB 1,422 14,009 (1,545) 4.7
Skanska AB 888 13,662 (873) 2.7
SSAB AB 18,684 77,636 (23,658) 72.1
Svenska Cellulosa AB SCA 1,851 27,811 (3,057) 9.3
Svenska Handelsbanken AB 6,225 53,435 (6,103) 18.6
Swedbank AB 3,231 40,977 (8,152) 24.9
Tele2 AB 2,397 27,333 (774) 2.4
Telefonaktiebolaget LM Ericsson 16,650 124,359 (7,998) 24.4
Telia Co. AB 39,881 153,067 (925) 2.8
Trelleborg AB 2,501 50,602 (6,216) 19.0
Volvo AB 3,450 53,680 (5,521) 16.8
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,709) (24,493) 2,905 (8.9)
Sweden
AAK AB (3,121) (50,925) (3,255) 9.9
Alfa Laval AB (3,069) (74,399) 2,853 (8.7)
Assa Abloy AB (2,919) (62,292) 6,105 (18.6)
Beijer Ref AB (3,093) (42,415) 1,517 (4.6)
Electrolux AB (5,762) (77,827) 3,317 (10.1)
Embracer Group AB (12,492) (95,952) 16,149 (49.2)
Epiroc AB (3,798) (58,888) 11,393 (34.7)
EQT AB (2,315) (47,580) 10,285 (31.4)
Essity AB (7,201) (188,238) (8,737) 26.6
Hexagon AB (18,727) (195,679) 17,956 (54.8)
Holmen AB (1,468) (59,797) 8,137 (24.8)
Husqvarna AB (8,062) (59,424) 8,195 (25.0)
Nibe Industrier AB (4,735) (35,694) 3,493 (10.7)
Sandvik AB (6,226) (101,466) 20,927 (63.8)
SKF AB (4,978) (73,855) 10,476 (31.9)
Sweco AB (728) (7,587) 269 (0.8)
Swedish Match AB (2,167) (22,109) (714) 2.2
United States
Sinch AB (9,740) (31,815) 6,760 (20.6)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
4-13 months
maturity
ranging from
10/19/2022
- 07/10/2023 $18,730,633 $(393,098) $31,671 $(361,427)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 8,800 159,388 5,998 (1.7)
ENEOS Holdings, Inc. 29,400 110,626 (6,016) 1.7
Inpex Corp. 14,700 157,588 (19,120) 5.3
Japan Post Insurance Co. Ltd. 7,000 112,033 (1,831) 0.5
Japan Tobacco, Inc. 14,000 242,603 (4,007) 1.1
Marubeni Corp. 15,600 139,957 (12,617) 3.5
Mitsubishi Corp. 5,200 154,862 (14,536) 4.0
Mitsubishi Electric Corp. 10,300 110,716 4,285 (1.2)
Mitsubishi UFJ Financial Group, Inc. 22,600 120,911 (867) 0.2
Mitsui & Co. Ltd. 9,300 204,363 (14,565) 4.0
Mizuho Financial Group, Inc. 11,800 134,342 2,149 (0.6)
Nikon Corp. 9,300 107,246 (7,976) 2.2
Nippon Yusen KK 1,800 123,417 (227) 0.1
Osaka Gas Co. Ltd. 6,100 116,908 4,286 (1.2)
Sumitomo Corp. 11,100 150,887 888 (0.2)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (7,000) (121,591) (6,360) 1.8
ANA Holdings, Inc. (6,600) (121,913) (4,681) 1.3
Bridgestone Corp. (3,200) (116,670) 2,528 (0.7)
Central Japan Railway Co. (1,000) (114,933) (1,320) 0.4
Daikin Industries Ltd. (900) (144,503) (13,397) 3.7
East Japan Railway Co. (2,200) (112,528) (3,744) 1.0
Fast Retailing Co. Ltd. (300) (157,583) (6,168) 1.7
Food & Life Cos. Ltd. (5,300) (113,707) (13,511) 3.7
ITOCHU Corp. (4,700) (126,796) (186) 0.1
Japan Airlines Co. Ltd. (8,500) (146,044) (6,215) 1.7
JSR Corp. (4,300) (111,741) (1,293) 0.4
Kao Corp. (4,300) (174,363) (10,863) 3.0
KDDI Corp. (3,700) (116,677) 1,757 (0.5)
Kose Corp. (1,500) (136,704) (14,763) 4.1
Kubota Corp. (7,700) (115,393) 2,763 (0.8)
Lasertec Corp. (2,100) (250,118) (9,983) 2.8
M3, Inc. (5,200) (149,682) (16,118) 4.5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Makita Corp. (6,100) (151,198) 763 (0.2)
MatsukiyoCocokara & Co. (4,300) (173,890) (16,696) 4.6
MonotaRO Co. Ltd. (11,600) (172,999) (23,639) 6.5
Nidec Corp. (2,400) (148,721) (5,796) 1.6
Nippon Paint Holdings Co. Ltd. (22,800) (170,594) (21,540) 6.0
Nitori Holdings Co. Ltd. (1,200) (114,195) (7,135) 2.0
Oriental Land Co. Ltd. (1,500) (209,478) (9,983) 2.8
Pan Pacific International Holdings Corp. (6,500) (103,631) (13,135) 3.6
Rakuten Group, Inc. (43,400) (196,238) (157) 0.0
Sekisui House Ltd. (9,800) (172,042) (5,880) 1.6
Seven & i Holdings Co. Ltd. (5,800) (225,042) (3,439) 1.0
SoftBank Corp. (10,700) (118,797) (3,304) 0.9
Sony Group Corp. (3,900) (318,071) 4,294 (1.2)
Tokyo Electron Ltd. (400) (130,557) 11,070 (3.1)
Toyota Motor Corp. (11,300) (174,351) (2,536) 0.7
Unicharm Corp. (3,600) (120,806) (7,722) 2.1
West Japan Railway Co. (3,100) (114,044) (5,882) 1.6
Zensho Holdings Co. Ltd. (4,400) (105,652) (3,986) 1.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-18.20% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
4-13 months
maturity
ranging from
10/19/2022
- 07/26/2023 $76,798,828 $(702,824) $(428,946) $(1,131,770)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
NXP Semiconductors NV 1,357 200,877 (13,299) 1.2
United States
Abbott Laboratories 2,148 233,380 13,146 (1.2)
Altria Group, Inc. 6,172 257,804 (21,849) 1.9
Arrow Electronics, Inc. 1,719 192,683 7,564 (0.7)
Bristol-Myers Squibb Co. 2,906 223,762 9,386 (0.8)
CF Industries Holdings, Inc. 2,627 225,213 (3,152) 0.3
Cisco Systems, Inc. 4,718 201,176 (3,539) 0.3
CVS Health Corp. 2,310 214,045 9,240 (0.8)
Emerson Electric Co. 2,474 196,782 2,202 (0.2)
Exxon Mobil Corp. 2,937 251,525 (1,410) 0.1
Gartner, Inc. 925 223,693 10,637 (0.9)
General Electric Co. 3,836 244,238 (8,938) 0.8
Gilead Sciences, Inc. 3,952 244,273 12,963 (1.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Intel Corp. 7,086 265,087 3,118 (0.3)
IQVIA Holdings, Inc. 957 207,659 19,178 (1.7)
Keurig Dr Pepper, Inc. 6,425 227,381 6,682 (0.6)
Microsoft Corp. 949 243,732 8,712 (0.8)
Pfizer, Inc. 6,764 354,637 39,908 (3.5)
Procter & Gamble Co. (The) 1,394 200,443 15,933 (1.4)
Starbucks Corp. 2,976 227,337 13,452 (1.2)
Short Positions
Common Stocks
United States
American Express Co. (1,621) (224,703) 9,013 (0.8)
Amgen, Inc. (819) (199,263) (7,027) 0.6
CarMax, Inc. (2,282) (206,475) (7,964) 0.7
Dollar General Corp. (806) (197,825) (11,800) 1.0
Dominion Energy, Inc. (2,466) (196,811) (15,782) 1.4
Exelon Corp. (4,701) (213,049) (20,731) 1.8
General Mills, Inc. (2,876) (216,994) (26,517) 2.3
Graphic Packaging Holding Co. (10,250) (210,125) (13,120) 1.2
Grocery Outlet Holding Corp. (4,814) (205,221) (11,939) 1.1
Hewlett Packard Enterprise Co. (17,056) (226,163) 2,729 (0.2)
Honeywell International, Inc. (1,794) (311,815) 10,567 (0.9)
Hormel Foods Corp. (4,672) (221,266) (12,474) 1.1
Illinois Tool Works, Inc. (1,509) (275,015) (6,036) 0.5
Insulet Corp. (1,262) (275,040) (21,631) 1.9
Jazz Pharmaceuticals plc (1,806) (281,754) (23,659) 2.1
M&T Bank Corp. (2,126) (338,863) 6,272 (0.6)
Mercury Systems, Inc. (3,325) (213,897) (26,467) 2.3
Monster Beverage Corp. (2,063) (191,240) (9,449) 0.8
Ollie's Bargain Outlet Holdings, Inc. (3,734) (219,372) (2,913) 0.3
Principal Financial Group, Inc. (4,173) (278,715) (12,227) 1.1
Progressive Corp. (The) (3,032) (352,531) (20,345) 1.8
Seagen, Inc. (1,357) (240,108) (15,592) 1.4
Stanley Black & Decker, Inc. (2,616) (274,314) (4,212) 0.4
STERIS plc (1,018) (209,861) (13,611) 1.2
Teledyne Technologies, Inc. (573) (214,938) (14,187) 1.3
Thermo Fisher Scientific, Inc. (521) (283,049) (22,080) 2.0
T-Mobile US, Inc. (1,939) (260,873) (13,476) 1.2
US Bancorp (4,334) (199,451) (2,644) 0.2
Veeva Systems, Inc. (1,019) (201,803) (14,663) 1.3
Visa, Inc. (1,014) (199,646) (6,976) 0.6

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,317,166 $ 3,317,166
CITI
Cash (2,423,438) – (2,423,438)
Investment Companies 1,982,343 – 1,982,343
GSCO
Cash – 93,310 93,310
GSIN
U.S. Treasury Bills 3,348,461 – 3,348,461
JPMC
Investment Companies 8,077,463 – 8,077,463
JPMS
Cash – 4,214,601 4,214,601
MLIN
Cash 119,777 – 119,777
MSCL
Cash – 177,662 177,662
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,196,901 $ 1,196,901
JPPC
Cash – 237,308 237,308
MSCL
Cash – 2,453,308 2,453,308

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 118.5%
COMMON STOCKS - 53.2%
Australia - 1.2%
Aristocrat Leisure Ltd. (2)(a) 3,670 87,295
Aurizon Holdings Ltd. (2) 75,327 198,112
Australia & New Zealand Banking
Group Ltd. (2) 2,347 35,746
BHP Group Ltd. (2)(a) 8,858 253,637
BlueScope Steel Ltd. (2) 30,706 338,338
Boral Ltd. (2) 10,101 18,069
Brambles Ltd. (2)(a) 1,554 11,491
CSL Ltd. (2)(a) 173 32,122
Harvey Norman Holdings Ltd. (2) 24,069 61,716
Incitec Pivot Ltd. (2) 56,753 130,606
JB Hi-Fi Ltd. (2) 6,920 184,046
Origin Energy Ltd. (2) 1,484 5,891
QBE Insurance Group Ltd. (2) 5,132 43,124
Rio Tinto plc (2)(a) 2,435 145,580
Sonic Healthcare Ltd. (2) 3,762 85,748
South32 Ltd. (2) 39,269 106,407
Suncorp Group Ltd. (2) 7,145 54,486
1,792,414
—
Austria - 0.0% (b)
Mondi plc (2) 353 6,266
Belgium - 0.1%
Ageas SA/NV (2) 1,598 70,460
Etablissements Franz Colruyt NV
(2) 858 23,333
Proximus SADP (2) 6,952 102,610
196,403
—
Brazil - 0.1%
Yara International ASA (2) 2,529 105,968
Canada - 2.7%
Agnico Eagle Mines Ltd. 314 14,373
Alimentation Couche-Tard, Inc. (a) 510 19,894
AltaGas Ltd. 395 8,335
Bank of Montreal 61 5,866
Bank of Nova Scotia (The) 489 28,940
Barrick Gold Corp. (a) 5,936 104,959
Canadian National Railway Co. (a) 534 60,067
Canadian Natural Resources Ltd. 3,075 165,241
Canadian Tire Corp. Ltd., Class A
(a) 823 103,834
Empire Co. Ltd., Class A 357 10,997
Fairfax Financial Holdings Ltd. 507 268,664
Gildan Activewear, Inc. (a) 465 13,384
iA Financial Corp., Inc. 178 8,853
IGM Financial, Inc. 839 22,487
Imperial Oil Ltd. 5,690 268,233
Kinross Gold Corp. 13,375 47,590
Loblaw Cos. Ltd. (a) 964 86,941
Manulife Financial Corp. 21,882 379,433
National Bank of Canada 149 9,778
Nutrien Ltd. 70 5,575
Onex Corp. 5,835 290,571
Open Text Corp. (a) 775 29,315
Parkland Corp. 1,105 30,012
INVESTMENTS SHARES VALUE ($)
Canada - 2.7% (continued)
Pembina Pipeline Corp. 481 17,002
Quebecor, Inc., Class B 3,615 77,260
Ritchie Bros Auctioneers, Inc. (a) 405 26,351
Shaw Communications, Inc., Class
B 964 28,406
Shopify, Inc., Class A *(a) 320 9,999
Suncor Energy, Inc. 20,355 714,132
Teck Resources Ltd., Class B 8,543 261,228
TFI International, Inc. 1,371 110,057
Toromont Industries Ltd. 1,601 129,453
Toronto-Dominion Bank (The) (a) 555 36,395
Tourmaline Oil Corp. 133 6,916
West Fraser Timber Co. Ltd. 6,869 527,074
3,927,615
—
Chile - 0.1%
Lundin Mining Corp. 11,951 75,761
China - 0.2%
BOC Hong Kong Holdings Ltd. (2) 2,000 7,942
NXP Semiconductors NV 343 50,774
SITC International Holdings Co.
Ltd. (2) 51,000 145,052
Wilmar International Ltd. (2) 11,200 32,599
Xinyi Glass Holdings Ltd. (2) 32,000 77,209
313,576
—
Colombia - 0.0% (b)
Millicom International Cellular SA,
SDR (2)* 994 14,246
Denmark - 0.7%
AP Moller - Maersk A/S, Class B
(2)(a) 339 795,836
Genmab A/S (2)* 218 70,729
H Lundbeck A/S 3,580 17,387
H Lundbeck A/S, Class A * 895 4,295
ISS A/S (2)* 3,714 59,212
947,459
—
Finland - 0.1%
Nokia OYJ (2) 12,770 59,190
Nokian Renkaat OYJ (2) 7,382 81,420
Nordea Bank Abp (2) 1,162 10,265
Wartsila OYJ Abp (2) 4,531 35,517
186,392
—
France - 1.2%
Airbus SE (2)(a) 537 52,524
Atos SE (2)* 4,169 56,519
AXA SA (2) 1,779 40,635
BNP Paribas SA (2) 836 39,988
Bouygues SA (2)(a) 1,573 48,548
Carrefour SA (2) 6,225 110,502
Casino Guichard Perrachon SA (2)* 411 5,327
Cie de Saint-Gobain (2)(a) 3,460 149,505
Dassault Aviation SA (2)(a) 138 21,550
Eiffage SA (2) 152 13,750
Electricite de France SA (2) 10,234 84,061
Eutelsat Communications SA (2) 6,108 68,931
Ipsen SA (2) 1,024 96,956

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 1.2% (continued)
La Francaise des Jeux SAEM (2)(c) 523 18,161
Orange SA (2) 12,469 146,929
Publicis Groupe SA (2)* 900 44,262
Renault SA (2)* 746 18,833
Rexel SA (2) 6,810 105,228
Rubis SCA (2) 2,523 59,340
Sanofi (2)(a) 836 84,307
SEB SA (2)(a) 191 18,433
Sodexo SA (2)(a) 322 22,776
TotalEnergies SE (2)(a) 7,313 384,935
1,692,000
—
Germany - 1.1%
Allianz SE (Registered) (2)(a) 239 45,819
Aurubis AG (2) 873 59,570
BASF SE (2) 4,926 215,524
Bayer AG (Registered) (2) 502 29,978
Bayerische Motoren Werke AG (2)
(a) 2,743 212,639
Covestro AG (2)(c) 1,294 44,965
Deutsche Bank AG (Registered) (2) 20,396 179,234
Deutsche Post AG (Registered) (2)
(a) 4,412 166,580
Freenet AG (2) 926 23,093
GEA Group AG (2) 1,433 49,679
HeidelbergCement AG (2) 118 5,697
HOCHTIEF AG (2) 774 37,944
Mercedes-Benz Group AG (2)(a) 94 5,459
METRO AG (2) 8,552 72,545
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 324 76,641
ProSiebenSat.1 Media SE (2) 9,450 87,895
SAP SE (2)(a) 1,929 175,829
thyssenkrupp AG (2)* 5,062 28,865
Volkswagen AG (Preference) (2)(a) 264 35,545
1,553,501
—
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 1,915 13,607
CLP Holdings Ltd. (2) 2,500 20,776
Hong Kong Exchanges & Clearing
Ltd. (2) 800 39,565
Sun Hung Kai Properties Ltd. (2) 17,000 201,281
Swire Pacific Ltd., Class A (2) 12,500 74,653
WH Group Ltd. (2)(c) 74,500 57,662
407,544
—
Italy - 0.8%
Buzzi Unicem SpA (2) 7,283 119,546
Enel SpA (2)(a) 1,952 10,705
Eni SpA (2) 42,310 501,825
Italgas SpA (2) 1,537 8,969
Leonardo SpA (2) 13,361 135,558
Mediobanca Banca di Credito
Finanziario SpA (2) 6,720 58,280
Poste Italiane SpA (2)(c) 687 6,428
UniCredit SpA (2) 17,476 167,007
INVESTMENTS SHARES VALUE ($)
Italy - 0.8% (continued)
Unipol Gruppo SpA (2) 30,523 139,032
1,147,350
—
Japan - 4.1%
AGC, Inc. (2) 1,900 66,762
Aisin Corp. (2) 800 24,761
Alfresa Holdings Corp. (2) 600 8,067
Amada Co. Ltd. (2) 2,400 17,694
Brother Industries Ltd. (2) 400 7,038
Dai-ichi Life Holdings, Inc. (2) 8,700 160,910
Eisai Co. Ltd. (2) 200 8,456
ENEOS Holdings, Inc. (2) 18,600 69,988
Fukuoka Financial Group, Inc. (2) 700 12,607
Haseko Corp. (2)(a) 2,100 24,664
Hino Motors Ltd. (2) 13,400 68,977
Hitachi Transport System Ltd. (2) 200 12,638
Idemitsu Kosan Co. Ltd. (2) 300 7,167
Iida Group Holdings Co. Ltd. (2)(a) 4,000 61,409
Inpex Corp. (2) 5,100 54,673
Japan Post Holdings Co. Ltd. (2) 35,900 256,862
Japan Post Insurance Co. Ltd. (2) 19,500 312,092
Japan Tobacco, Inc. (2) 2,300 39,856
JFE Holdings, Inc. (2) 28,400 298,774
JTEKT Corp. (2) 3,200 24,057
Kajima Corp. (2) 8,400 96,320
Kawasaki Kisen Kaisha Ltd. (2) 2,400 146,855
Kinden Corp. (2) 3,000 34,626
Kuraray Co. Ltd. (2) 7,300 58,895
Kyushu Electric Power Co., Inc. (2) 3,900 25,075
Marubeni Corp. (2)(a) 5,800 52,035
Mazda Motor Corp. (2) 18,100 147,741
Mitsubishi Gas Chemical Co., Inc.
(2) 1,100 15,913
Mitsubishi HC Capital, Inc. (2) 4,700 21,692
Mitsui Chemicals, Inc. (2) 1,900 40,526
Mitsui OSK Lines Ltd. (2) 22,400 515,301
Mizuho Financial Group, Inc. (2) 28,900 329,024
Nabtesco Corp. (2) 1,700 39,891
NGK Insulators Ltd. (2) 800 10,778
NGK Spark Plug Co. Ltd. (2) 4,500 81,628
NIPPON EXPRESS HOLDINGS,
Inc. (2) 1,500 81,710
Nippon Steel Corp. (2) 31,600 442,245
Nippon Yusen KK (2) 6,300 431,959
Nitto Denko Corp. (2) 1,100 71,146
NOF Corp. (2) 200 7,422
Nomura Holdings, Inc. (2) 10,100 36,694
Obayashi Corp. (2) 20,000 145,465
ORIX Corp. (2) 400 6,704
Osaka Gas Co. Ltd. (2) 1,700 32,581
Renesas Electronics Corp. (2)* 4,600 41,627
Resona Holdings, Inc. (2) 19,100 71,444
Rohm Co. Ltd. (2) 100 7,010
Ryohin Keikaku Co. Ltd. (2) 800 7,837
SCREEN Holdings Co. Ltd. (2) 100 6,785
Shimamura Co. Ltd. (2)(a) 1,300 114,225
Shimizu Corp. (2) 5,500 30,384
SoftBank Group Corp. (2) 1,600 62,014
Sojitz Corp. (2) 6,580 93,266
Sompo Holdings, Inc. (2) 300 13,250

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 4.1% (continued)
Subaru Corp. (2) 1,600 28,302
Sumitomo Forestry Co. Ltd. (2)(a) 800 11,377
Sumitomo Heavy Industries Ltd. (2) 900 19,923
Sumitomo Mitsui Financial Group,
Inc. (2) 600 17,835
Sumitomo Pharma Co. Ltd. (2) 1,800 14,456
Taisei Corp. (2) 4,900 152,782
Tohoku Electric Power Co., Inc. (2) 4,900 26,301
Tokyo Century Corp. (2) 200 6,644
Tokyo Electric Power Co. Holdings,
Inc. (2)* 134,000 560,549
Tosoh Corp. (2) 5,100 63,438
Toyo Suisan Kaisha Ltd. (2) 200 7,809
Toyota Boshoku Corp. (2) 3,800 56,448
Toyota Tsusho Corp. (2)(a) 600 19,562
Yamada Holdings Co. Ltd. (2)(a) 21,300 76,598
Yamaha Motor Co. Ltd. (2) 1,100 20,199
Yamato Holdings Co. Ltd. (2) 800 12,803
Yamazaki Baking Co. Ltd. (2) 1,100 13,456
5,966,002
—
Luxembourg - 0.5%
ArcelorMittal SA (2) 26,958 604,544
Eurofins Scientific SE (2) 216 17,059
SES SA, ADR (2) 4,843 42,391
663,994
—
Macau - 0.0% (b)
Sands China Ltd. (2)* 10,400 25,019
Netherlands - 1.0%
Aegon NV (2) 41,979 180,788
ASR Nederland NV (2) 2,447 98,656
ING Groep NV (2) 5,135 50,588
Koninklijke Ahold Delhaize NV (2)
(a) 11,223 292,123
Koninklijke KPN NV (2) 1,779 6,330
Koninklijke Vopak NV (2) 259 6,527
NN Group NV (2) 3,489 158,027
OCI NV (2) 3,484 114,609
Shell plc (2)(a) 18,571 483,640
1,391,288
—
New Zealand - 0.0% (b)
Xero Ltd. (2)* 120 6,401
Nigeria - 0.0% (b)
Airtel Africa plc (2)(c) 3,740 6,213
Norway - 0.1%
Equinor ASA (2)(a) 4,929 171,753
Norsk Hydro ASA (2) 2,014 11,382
183,135
—
Panama - 0.0% (b)
Copa Holdings SA, Class A * 1,050 66,539
Russia - 0.0%
Evraz plc (3)(d) 27,473 –
INVESTMENTS SHARES VALUE ($)
Singapore - 0.1%
Singapore Technologies
Engineering Ltd. (2) 24,700 72,712
STMicroelectronics NV (2) 4,556 144,084
216,796
—
South Africa - 0.0% (b)
Anglo American plc (2) 1,972 70,496
Spain - 1.1%
Acerinox SA (2)* 5,058 49,111
Banco de Sabadell SA (2) 45,962 36,853
Banco Santander SA (2) 104,715 296,282
Enagas SA (2) 6,935 153,378
Endesa SA (2) 3,420 64,698
Industria de Diseno Textil SA (2)(a) 1,745 39,656
Mapfre SA (2) 53,625 94,829
Repsol SA (2) 43,036 634,436
Siemens Gamesa Renewable
Energy SA (2)*(a) 188 3,545
Telefonica SA (2)(a) 39,236 200,321
1,573,109
—
Sweden - 0.6%
Elekta AB, Class B (2) 2,498 17,312
H & M Hennes & Mauritz AB, Class
B (2)(a) 3,522 42,273
Husqvarna AB, Class B (2) 963 7,098
Saab AB, Class B (2) 2,642 109,253
Securitas AB, Class B (2)(a) 2,590 22,393
Skanska AB, Class B (2) 652 10,031
SKF AB, Class B (2) 1,558 23,115
SSAB AB, Class B (2) 63,970 265,811
Svenska Handelsbanken AB, Class
A (2) 22,159 190,211
Telefonaktiebolaget LM Ericsson,
Class B (2) 28,530 213,091
Telia Co. AB (2) 9,152 35,126
Trelleborg AB, Class B (2) 279 5,645
941,359
—
Switzerland - 0.9%
Adecco Group AG (Registered) (2)
(a) 1,784 60,807
Barry Callebaut AG (Registered) (2) 3 6,712
BKW AG (2) 278 29,085
Bucher Industries AG (Registered)
(2) 25 8,726
DKSH Holding AG (2)(a) 839 69,422
dormakaba Holding AG (2) 25 10,911
Galenica AG (2)(c) 352 27,078
Holcim AG (2)*(a) 645 27,664
Novartis AG (Registered) (2)(a) 8,899 754,463
OC Oerlikon Corp. AG (Registered)
(2) 1,426 9,956
Swiss Life Holding AG (Registered)
(2) 71 34,660
Temenos AG (Registered) (2) 1,561 133,590
UBS Group AG (Registered) (2) 5,846 94,511
Zurich Insurance Group AG (2) 75 32,706
1,300,291
—

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.6%
abrdn plc (2) 9,167 17,894
Aviva plc (2) 34,633 169,642
BAE Systems plc (2)(a) 13,806 139,772
Barclays plc (2) 138,223 258,471
BP plc (2) 52,751 247,692
British American Tobacco plc (2) 1,625 69,654
Bunzl plc (2)(a) 998 33,144
CK Hutchison Holdings Ltd. (2)(a) 37,500 254,400
DCC plc (2) 2,233 138,930
Direct Line Insurance Group plc (2) 4,135 12,692
Entain plc (2)* 376 5,722
HSBC Holdings plc (2)(a) 5,324 34,779
IMI plc (2) 973 13,955
Imperial Brands plc (2) 1,843 41,261
Inchcape plc (2)(a) 12,432 105,647
InterContinental Hotels Group plc
(2) 695 36,938
Kingfisher plc (2) 31,443 93,967
Liberty Global plc, Class C * 269 5,942
Lloyds Banking Group plc (2) 87,680 45,112
M&G plc (2) 44,646 105,843
Man Group plc (2) 30,187 92,153
Marks & Spencer Group plc (2)* 17,160 28,469
Royal Mail plc (2) 34,505 113,986
Sage Group plc (The) (2) 8,143 63,058
Standard Chartered plc (2) 1,906 14,389
Vodafone Group plc (2)(a) 72,216 112,288
2,255,800
—
United States - 34.6%
3M Co. (a) 45 5,823
A O Smith Corp. 1,039 56,813
Abbott Laboratories (a) 2,370 257,501
AbbVie, Inc. (a) 1,655 253,480
Accenture plc, Class A (a) 439 121,888
ACI Worldwide, Inc. * 2,636 68,246
Activision Blizzard, Inc. 705 54,891
Adobe, Inc. *(a) 828 303,098
Advanced Micro Devices, Inc. *(a) 2,670 204,175
AES Corp. (The) 2,692 56,559
AGCO Corp. 208 20,530
Air Lease Corp. 262 8,759
Alaska Air Group, Inc. * 2,146 85,947
Align Technology, Inc. * 334 79,048
Alleghany Corp. * 48 39,989
Allison Transmission Holdings, Inc. 9,370 360,277
Allstate Corp. (The) 1,367 173,240
Ally Financial, Inc. 3,078 103,144
Alphabet, Inc., Class A *(a) 349 760,561
Alphabet, Inc., Class C *(a) 330 721,858
Altice USA, Inc., Class A * 17,180 158,915
Altria Group, Inc. 475 19,841
Amazon.com, Inc. *(a) 7,280 773,208
Amdocs Ltd. (a) 1,430 119,133
American International Group, Inc. 5,252 268,535
American Tower Corp., REIT 324 82,811
Amkor Technology, Inc. 8,273 140,227
APA Corp. 13,242 462,146
Apple, Inc. (a) 15,037 2,055,859
Applied Materials, Inc. 1,352 123,005
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
Arch Capital Group Ltd. * 1,142 51,950
Archer-Daniels-Midland Co. 459 35,618
Armstrong World Industries, Inc. 333 24,962
Arrow Electronics, Inc. * 1,676 187,863
Associated Banc-Corp. 5,613 102,493
AT&T, Inc. (a) 7,959 166,821
Autodesk, Inc. *(a) 764 131,377
Automatic Data Processing, Inc. (a) 42 8,822
AutoNation, Inc. * 4,580 511,861
Axis Capital Holdings Ltd. 1,096 62,571
Axon Enterprise, Inc. * 198 18,448
Baker Hughes Co. 2,090 60,338
Bank of America Corp. (a) 5,253 163,526
Bank of New York Mellon Corp.
(The) 1,382 57,643
Bath & Body Works, Inc. 1,075 28,939
Bausch Health Cos., Inc. * 819 6,846
Berkshire Hathaway, Inc., Class B
*(a) 1,592 434,648
Biogen, Inc. * 1,294 263,898
Bio-Rad Laboratories, Inc., Class
A * 140 69,300
BJ's Wholesale Club Holdings,
Inc. * 383 23,869
Boeing Co. (The) *(a) 822 112,384
Booking Holdings, Inc. *(a) 134 234,365
Booz Allen Hamilton Holding Corp.
(a) 97 8,765
Bread Financial Holdings, Inc. 15,378 569,909
Bristol-Myers Squibb Co. (a) 2,808 216,216
Broadcom, Inc. (a) 366 177,806
Brunswick Corp. (a) 1,310 85,648
Builders FirstSource, Inc. * 2,569 137,955
BWX Technologies, Inc. 3,144 173,203
CACI International, Inc., Class A
*(a) 71 20,006
Capital One Financial Corp. 1,815 189,105
Cardinal Health, Inc. 1,758 91,891
Cathay General Bancorp 1,416 55,436
CF Industries Holdings, Inc. 2,845 243,902
ChampionX Corp. 3,323 65,962
Change Healthcare, Inc. * 326 7,518
Chegg, Inc. * 3,045 57,185
Chemours Co. (The) 1,858 59,493
Cheniere Energy, Inc. 670 89,130
Chevron Corp. (a) 1,077 155,928
Chubb Ltd. 858 168,666
Cigna Corp. (a) 791 208,444
Cisco Systems, Inc. (a) 5,498 234,435
Citigroup, Inc. 23,412 1,076,717
Citizens Financial Group, Inc. 171 6,103
Clean Harbors, Inc. *(a) 404 35,419
Cleveland-Cliffs, Inc. * 343 5,272
CMC Materials, Inc. 86 15,006
CMS Energy Corp. 784 52,920
Coca-Cola Co. (The) 4,731 297,627
Colgate-Palmolive Co. (a) 700 56,098
Comcast Corp., Class A (a) 6,171 242,150
Comerica, Inc. 1,019 74,774
Commercial Metals Co. 204 6,752

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
CommScope Holding Co., Inc. * 4,917 30,092
CommVault Systems, Inc. * 411 25,852
ConocoPhillips 1,674 150,342
Corning, Inc. 308 9,705
Cracker Barrel Old Country Store,
Inc. (a)(e) 353 29,472
Crane Holdings Co. 75 6,567
Crocs, Inc. *(a) 1,589 77,337
Crown Castle International Corp.,
REIT 311 52,366
Cummins, Inc. (a) 435 84,186
CVS Health Corp. (a) 6,863 635,925
Darling Ingredients, Inc. * 1,174 70,205
Dell Technologies, Inc., Class C 3,066 141,680
Delta Air Lines, Inc. * 2,865 82,999
DENTSPLY SIRONA, Inc. 1,105 39,482
Devon Energy Corp. 1,052 57,976
Digital Realty Trust, Inc., REIT 191 24,798
Digital Turbine, Inc. * 1,059 18,501
Discover Financial Services 173 16,362
DocuSign, Inc. * 1,378 79,070
Dolby Laboratories, Inc., Class A 336 24,044
Donaldson Co., Inc. 2,181 104,993
Dow, Inc. (a) 1,090 56,255
DR Horton, Inc. (a) 805 53,283
Dropbox, Inc., Class A * 2,862 60,073
DuPont de Nemours, Inc. (a) 1,207 67,085
DXC Technology Co. * 979 29,673
Dycom Industries, Inc. * 691 64,291
Dynatrace, Inc. * 1,052 41,491
Elevance Health, Inc. (a) 454 219,091
EMCOR Group, Inc. 714 73,513
Emerson Electric Co. (a) 1,913 152,160
Encompass Health Corp. 884 49,548
Enovis Corp. * 101 5,555
EOG Resources, Inc. 2,491 275,106
Equinix, Inc., REIT 61 40,078
Everbridge, Inc. * 203 5,662
Evercore, Inc., Class A 409 38,286
Everest Re Group Ltd. 128 35,876
Expedia Group, Inc. * 2,825 267,895
Exxon Mobil Corp. 6,894 590,401
Fidelity National Financial, Inc. 1,533 56,660
Fidelity National Information
Services, Inc. (a) 521 47,760
First American Financial Corp. 1,907 100,918
FirstEnergy Corp. 645 24,762
FleetCor Technologies, Inc. *(a) 106 22,272
Flowserve Corp. 1,931 55,285
FNB Corp. 4,104 44,569
Foot Locker, Inc. 4,742 119,736
Ford Motor Co. (a) 9,405 104,678
Freeport-McMoRan, Inc. 580 16,971
Frontdoor, Inc. * 1,392 33,519
Fulton Financial Corp. 8,824 127,507
Gap, Inc. (The) 12,801 105,480
Gartner, Inc. * 628 151,869
Gates Industrial Corp. plc * 648 7,005
General Dynamics Corp. (a) 375 82,969
General Electric Co. (a) 1,129 71,883
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
General Motors Co. * 7,990 253,762
Gilead Sciences, Inc. (a) 8,189 506,162
Global Payments, Inc. (a) 2,572 284,566
GoDaddy, Inc., Class A * 1,269 88,272
Goldman Sachs Group, Inc. (The) 925 274,744
Goodyear Tire & Rubber Co. (The)
* 3,709 39,723
Grand Canyon Education, Inc. * 478 45,023
GSK plc (2)(a) 2,260 48,707
Halliburton Co. 4,526 141,935
Hancock Whitney Corp. 423 18,752
Hartford Financial Services Group,
Inc. (The) 652 42,660
HCA Healthcare, Inc. (a) 460 77,308
Henry Schein, Inc. * 129 9,899
Hess Corp. 509 53,923
HF Sinclair Corp. 856 38,657
Hologic, Inc. * 694 48,094
Home Depot, Inc. (The) (a) 592 162,368
HubSpot, Inc. * 324 97,411
Humana, Inc. (a) 15 7,021
Huntington Ingalls Industries, Inc. 1,569 341,760
IAA, Inc. *(a) 1,021 33,458
Incyte Corp. * 1,997 151,712
Intel Corp. (a) 13,046 488,051
International Bancshares Corp. 3,558 142,605
International Paper Co. 1,558 65,171
Intuit, Inc. (a) 184 70,921
Invesco Ltd. 3,573 57,632
IPG Photonics Corp. * 147 13,837
IQVIA Holdings, Inc. * 33 7,161
Jabil, Inc. 2,078 106,414
Janus Henderson Group plc 1,570 36,911
Jefferies Financial Group, Inc. 1,861 51,401
Johnson & Johnson (a) 1,547 274,608
JPMorgan Chase & Co. (a) 3,437 387,041
KB Home (a) 4,538 129,151
Kennametal, Inc. 2,054 47,714
Keurig Dr Pepper, Inc. 415 14,687
KLA Corp. 614 195,915
Knight-Swift Transportation
Holdings, Inc. 1,227 56,798
Kohl's Corp. 6,429 229,451
Kraft Heinz Co. (The) 4,490 171,249
L3Harris Technologies, Inc. (a) 137 33,113
Laboratory Corp. of America
Holdings (a) 290 67,964
Lam Research Corp. 380 161,937
Lattice Semiconductor Corp. * 206 9,991
Lennar Corp., Class A (a) 6,016 424,549
Lennox International, Inc. 680 140,481
Lincoln National Corp. 7,751 362,514
Lithia Motors, Inc. (a) 97 26,657
Lockheed Martin Corp. (a) 524 225,299
Louisiana-Pacific Corp. 1,479 77,514
Lumen Technologies, Inc. 907 9,895
LyondellBasell Industries NV, Class
A 3,805 332,785
Macy's, Inc. 3,268 59,870
Manhattan Associates, Inc. * 395 45,267

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
ManpowerGroup, Inc. (a) 2,199 168,026
Marathon Oil Corp. 9,758 219,360
Marathon Petroleum Corp. 1,110 91,253
Markel Corp. * 51 65,956
Marriott Vacations Worldwide Corp. 182 21,148
Masimo Corp. * 882 115,251
Mattel, Inc. *(a) 4,924 109,953
Maximus, Inc. 176 11,002
McKesson Corp. (a) 52 16,963
Medtronic plc (a) 2,798 251,121
Merck & Co., Inc. (a) 3,765 343,255
Meta Platforms, Inc., Class A *(a) 5,793 934,120
MetLife, Inc. 1,048 65,804
MGM Resorts International (a) 683 19,773
Microchip Technology, Inc. 1,787 103,789
Micron Technology, Inc. 4,667 257,992
Microsoft Corp. (a) 7,154 1,837,361
Minerals Technologies, Inc. 259 15,887
MKS Instruments, Inc. 147 15,087
Moderna, Inc. * 3,175 453,549
Mohawk Industries, Inc. *(a) 436 54,103
Molina Healthcare, Inc. * 357 99,821
Mondelez International, Inc., Class
A (a) 746 46,319
Monster Beverage Corp. * 754 69,896
Morgan Stanley 610 46,397
Mosaic Co. (The) 4,971 234,780
Murphy Oil Corp. 703 21,224
Navient Corp. 17,259 241,453
Netflix, Inc. *(a) 2,084 364,429
Nexstar Media Group, Inc., Class A 287 46,747
NRG Energy, Inc. 7,204 274,977
Nucor Corp. (a) 220 22,970
nVent Electric plc 1,279 40,071
NVIDIA Corp. (a) 1,307 198,128
NVR, Inc. *(a) 9 36,037
Occidental Petroleum Corp. 2,604 153,324
OGE Energy Corp. 1,050 40,488
Old Republic International Corp. 5,308 118,687
Olin Corp. 4,049 187,388
ON Semiconductor Corp. * 2,520 126,781
OneMain Holdings, Inc. 1,182 44,183
Option Care Health, Inc. * 665 18,480
Oracle Corp. (a) 1,824 127,443
Organon & Co. 619 20,891
Owens Corning 2,328 172,994
PACCAR, Inc. (a) 1,000 82,340
PacWest Bancorp 2,571 68,543
Paycom Software, Inc. * 115 32,214
PayPal Holdings, Inc. *(a) 1,112 77,662
Paysafe Ltd. * 7,508 14,641
PDC Energy, Inc. 2,623 161,603
Penske Automotive Group, Inc. (a) 1,049 109,820
PepsiCo, Inc. (a) 515 85,830
Pfizer, Inc. 13,664 716,403
Philip Morris International, Inc. (a) 989 97,654
Phillips 66 2,108 172,835
Pilgrim's Pride Corp. * 495 15,459
Pinnacle West Capital Corp. 90 6,581
Pioneer Natural Resources Co. 246 54,878
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
Playtika Holding Corp. * 2,511 33,246
Popular, Inc. 2,229 171,477
Prologis, Inc., REIT (a) 514 60,472
Prosperity Bancshares, Inc. 1,572 107,320
Prudential Financial, Inc. 880 84,198
Public Storage, REIT 111 34,706
PulteGroup, Inc. (a) 4,516 178,969
Pure Storage, Inc., Class A * 1,310 33,680
PVH Corp. (a) 1,010 57,469
Qorvo, Inc. * 838 79,040
QUALCOMM, Inc. 2,735 349,369
QuidelOrtho Corp. * 3,246 315,446
Qurate Retail, Inc., Series A 182,575 523,990
Ralph Lauren Corp. (a) 501 44,915
Range Resources Corp. * 1,015 25,121
Raytheon Technologies Corp. (a) 980 94,188
Regeneron Pharmaceuticals, Inc. * 154 91,034
Reinsurance Group of America, Inc. 105 12,315
Reliance Steel & Aluminum Co. 843 143,192
Republic Services, Inc. (a) 179 23,426
RingCentral, Inc., Class A * 2,101 109,798
Roche Holding AG (2)(a) 653 218,298
Salesforce, Inc. *(a) 1,498 247,230
Sanderson Farms, Inc. 67 14,441
Schlumberger NV 9,391 335,822
Schneider National, Inc., Class B 5,719 127,991
Science Applications International
Corp. (a) 566 52,695
Seagate Technology Holdings plc 368 26,290
Sealed Air Corp. 199 11,486
SEI Investments Co. 659 35,599
Sempra Energy (a) 903 135,694
Semtech Corp. * 455 25,011
ServiceNow, Inc. *(a) 227 107,943
Signify NV (2)(c) 322 10,623
Simon Property Group, Inc., REIT 376 35,690
Six Flags Entertainment Corp. * 1,433 31,096
Skyworks Solutions, Inc. 535 49,562
Snap-on, Inc. (a) 62 12,216
SolarWinds Corp. 5,191 53,208
Spirit AeroSystems Holdings, Inc.,
Class A 839 24,583
SS&C Technologies Holdings, Inc. 3,099 179,959
Starbucks Corp. (a) 3,440 262,782
State Street Corp. 853 52,587
Steel Dynamics, Inc. 3,062 202,551
Stellantis NV (2)(a) 18,941 235,148
Stifel Financial Corp. 962 53,891
Swiss Re AG (2) 1,091 84,681
Synchrony Financial 2,197 60,681
Syneos Health, Inc. * 925 66,304
Synopsys, Inc. *(a) 358 108,725
Tapestry, Inc. (a) 400 12,208
Teleflex, Inc. 47 11,555
Tenet Healthcare Corp. * 4,350 228,636
Teradata Corp. * 570 21,096
Terex Corp. 1,294 35,417
Tesla, Inc. *(a) 826 556,245
Texas Capital Bancshares, Inc. * 1,773 93,331
Texas Instruments, Inc. (a) 279 42,868

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.6% (continued)
Texas Roadhouse, Inc. 2,520 184,464
Textron, Inc. (a) 12,705 775,893
T-Mobile US, Inc. *(a) 202 27,177
Toll Brothers, Inc. (a) 2,483 110,742
TransDigm Group, Inc. *(a) 12 6,440
Travel + Leisure Co. 1,556 60,404
Tri Pointe Homes, Inc. *(a) 17,926 302,412
Tyson Foods, Inc., Class A 5,037 433,484
Ulta Beauty, Inc. *(a) 380 146,482
UMB Financial Corp. 1,745 150,245
Umpqua Holdings Corp. 5,212 87,405
United Rentals, Inc. * 139 33,764
United States Steel Corp. 16,558 296,554
United Therapeutics Corp. * 59 13,903
UnitedHealth Group, Inc. (a) 650 333,860
Univar Solutions, Inc. * 3,923 97,565
Universal Display Corp. 344 34,792
Unum Group 2,987 101,618
Urban Outfitters, Inc. * 3,304 61,653
US Foods Holding Corp. * 732 22,458
Vail Resorts, Inc. 399 87,002
Valero Energy Corp. 207 22,000
Veeva Systems, Inc., Class A *(a) 42 8,318
VeriSign, Inc. *(a) 393 65,761
Verizon Communications, Inc. (a) 1,666 84,550
Vertex Pharmaceuticals, Inc. * 192 54,104
Vertiv Holdings Co. 4,685 38,511
Viatris, Inc. 24,001 251,290
Vicor Corp. * 858 46,958
Virtu Financial, Inc., Class A 2,565 60,047
Vishay Intertechnology, Inc. 4,803 85,589
VMware, Inc., Class A (a) 248 28,267
Vontier Corp. 1,800 41,382
Walgreens Boots Alliance, Inc. (a) 6,277 237,898
WEC Energy Group, Inc. (a) 345 34,721
Wells Fargo & Co. (a) 13,608 533,025
Western Digital Corp. * 11,407 511,376
Western Union Co. (The) 2,772 45,655
Westlake Corp. 852 83,513
Westrock Co. 620 24,701
WEX, Inc. * 361 56,157
Whirlpool Corp. (a) 43 6,659
Workday, Inc., Class A *(a) 1,242 173,358
XPO Logistics, Inc. * 977 47,052
Yelp, Inc. * 496 13,774
Yum! Brands, Inc. (a) 561 63,679
Zions Bancorp NA 1,040 52,936
Zoom Video Communications, Inc.,
Class A *(a) 649 70,073
50,103,389
—
TOTAL COMMON STOCKS
(Cost $79,049,934) 77,136,326
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 9.0%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(f)(g) EUR 1,698,000 2,302,628
0.10%, 4/15/2033 (2)(f)(g) 600,000 748,976
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 9.0% (continued)
French Republic
1.85%, 7/25/2027 (2)(f)(g) EUR 1,300,000 1,925,977
0.10%, 3/1/2028 (2)(f)(g) 1,000,000 1,224,907
0.70%, 7/25/2030 (2)(f)(g) 1,600,000 2,131,514
0.10%, 7/25/2031 (2)(f)(g) 1,000,000 1,198,434
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(f)(g) GBP 400,000 645,330
0.13%, 3/22/2029 (2)(f)(g) 300,000 575,115
0.13%, 8/10/2031 (2)(f)(g) 200,000 320,907
1.25%, 11/22/2032 (2)(f)(g) 400,000 966,818
0.75%, 3/22/2034 (2)(f)(g) 500,000 1,094,323
Cost: $14,746,100 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $14,746,100) 13,134,929
U.S. TREASURY OBLIGATIONS - 11.5%
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2030 (2) $ 2,500,000 2,681,407
0.13%, 7/15/2030 (2) 2,900,000 3,118,488
0.13%, 1/15/2031 (2)(h) 3,100,000 3,274,691
0.13%, 7/15/2031 (2)(h) 3,500,000 3,589,610
0.13%, 1/15/2032 (2)(h) 4,100,000 4,058,866
Cost: $17,991,930 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,991,930) 16,723,062
SHORT-TERM INVESTMENTS - 44.8%
REPURCHASE AGREEMENTS - 9.3%
BNPP, 1.19%, dated
6/7/2022, due 7/14/2022,
repurchase price $1,281,065,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) $ 1,279,500 1,279,500
BNPP, 1.20%, dated
6/10/2022, due 7/14/2022,
repurchase price $3,802,304,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) 3,798,000 3,798,000
BNPP, 1.20%, dated
6/10/2022, due 7/14/2022,
repurchase price $4,273,087,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2032
(2) 4,268,250 4,268,250
CITI, 1.19%, dated 6/7/2022,
due 7/14/2022, repurchase
price $658,554, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
1/15/2031 (2) 657,750 657,750

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 9.3% (continued)
CITI, 1.19%, dated
6/10/2022, due 7/14/2022,
repurchase price $3,475,902,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) $ 3,472,000 3,472,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,475,500) 13,475,500
—
SHARES
INVESTMENT COMPANIES - 21.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (i)(j) 3,066,219 3,066,219
Limited Purpose Cash Investment
Fund, 1.15% (i) 28,426,280 28,403,539
TOTAL INVESTMENT COMPANIES
(Cost $31,468,939) 31,469,758
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 13.9%
U.S. Treasury Bills
1.06%, 9/29/2022 (2)(k) $ 3,686,000 3,670,887
1.12%, 10/6/2022 (2)(k) 1,178,000 1,172,477
1.26%, 10/20/2022 (2)(k) 756,000 751,440
1.38%, 10/27/2022 (2)(k) 713,000 708,506
1.39%, 11/10/2022 (2)(k) 6,069,000 6,024,099
1.50%, 11/17/2022 (2)(k) 6,856,000 6,801,701
2.53%, 12/29/2022 (2)(k) 1,045,000 1,032,285
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,200,288) 20,161,395
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,144,727) 65,106,653
TOTAL LONG POSITIONS
(Cost $176,932,691) 172,100,970
SHARES
SHORT POSITIONS - (13.0)%
COMMON STOCKS - (13.0)%
Australia - (0.3)%
Cleanaway Waste Management
Ltd. (2) (3,218) (5,602)
Cochlear Ltd. (2) (76) (10,434)
Domino's Pizza Enterprises Ltd. (2) (864) (40,613)
Evolution Mining Ltd. (2) (38,008) (62,103)
IDP Education Ltd. (2) (3,416) (55,937)
Lendlease Corp. Ltd. (2) (1,996) (12,573)
Lynas Rare Earths Ltd. (2)* (14,021) (84,748)
Mineral Resources Ltd. (2) (169) (5,672)
Northern Star Resources Ltd. (2) (2,504) (11,746)
OZ Minerals Ltd. (2) (4,967) (61,060)
Pro Medicus Ltd. (2) (1,064) (31,094)
Worley Ltd. (2) (3,290) (32,439)
(414,021)
—
INVESTMENTS SHARES VALUE ($)
Austria – (0.0) % (b)
ams-OSRAM AG (2)* (2,141) (19,370)
Belgium – (0.0) % (b)
Elia Group SA/NV (2) (85) (12,072)
Canada - (0.9)%
Air Canada * (8,129) (101,297)
Ballard Power Systems, Inc. * (38,353) (242,238)
BlackBerry Ltd. * (27,662) (149,141)
CAE, Inc. * (585) (14,416)
Cameco Corp. (15,899) (334,234)
Constellation Software, Inc. (55) (81,648)
Dollarama, Inc. (2,010) (115,741)
Franco-Nevada Corp. (248) (32,622)
GFL Environmental, Inc. (227) (5,848)
Lightspeed Commerce, Inc. * (3,926) (87,536)
Pan American Silver Corp. (1,467) (28,823)
Restaurant Brands International,
Inc. (2,701) (135,491)
(1,329,035)
—
China - (0.1)%
Prosus NV (2)* (1,523) (98,620)
Denmark - (0.2)%
Ambu A/S, Class B (2) (3,500) (34,199)
Coloplast A/S, Class B (2) (548) (62,614)
Vestas Wind Systems A/S (2) (8,660) (184,129)
(280,942)
—
Faroe Islands – (0.0) % (b)
Bakkafrost P/F (2) (980) (63,161)
France - (1.1)%
Adevinta ASA (2)* (16,713) (123,040)
Aeroports de Paris (2)* (996) (126,970)
Alstom SA (2) (5,572) (127,234)
EssilorLuxottica SA (2) (250) (37,903)
Faurecia SE (2)* (1,143) (22,906)
Hermes International (2) (637) (716,898)
LVMH Moet Hennessy Louis
Vuitton SE (2) (390) (239,022)
Remy Cointreau SA (2) (42) (7,369)
SOITEC (2)* (557) (80,008)
Valeo (2) (4,592) (89,480)
(1,570,830)
—
Germany - (0.4)%
Carl Zeiss Meditec AG (2) (342) (41,118)
CTS Eventim AG & Co. KGaA (2)* (1,371) (72,319)
Evotec SE (2)* (2,441) (59,167)
Fresenius Medical Care AG & Co.
KGaA (2) (1,065) (53,358)
Nemetschek SE (2) (616) (37,475)
Puma SE (2) (1,698) (112,657)
Rheinmetall AG (2) (407) (93,922)
Sartorius AG (Preference) (2) (204) (71,598)
Siemens Healthineers AG (2)(c) (118) (6,016)
TeamViewer AG (2)*(c) (1,466) (14,660)
(562,290)
—

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - (0.8)%
Brembo SpA (2) (78) (761)
DiaSorin SpA (2) (983) (129,275)
Ferrari NV (2) (3,288) (605,116)
Moncler SpA (2) (4,747) (204,529)
Nexi SpA (2)*(c) (22,621) (187,855)
Reply SpA (2) (94) (11,435)
Telecom Italia SpA (2)* (282,184) (73,991)
(1,212,962)
—
Japan - (1.3)%
Aeon Co. Ltd. (2) (3,300) (57,321)
ANA Holdings, Inc. (2)* (900) (16,625)
Asahi Intecc Co. Ltd. (2) (500) (7,570)
Azbil Corp. (2) (400) (10,546)
BayCurrent Consulting, Inc. (2) (500) (133,676)
Benefit One, Inc. (2) (2,000) (27,095)
Capcom Co. Ltd. (2) (1,800) (43,787)
East Japan Railway Co. (2) (900) (46,034)
Fancl Corp. (2) (400) (7,351)
Harmonic Drive Systems, Inc. (2) (2,400) (70,365)
Japan Airlines Co. Ltd. (2)* (4,500) (77,317)
Japan Airport Terminal Co. Ltd. (2)* (300) (11,920)
JSR Corp. (2) (400) (10,394)
Keio Corp. (2) (1,000) (35,874)
Kobayashi Pharmaceutical Co.
Ltd. (2) (600) (37,159)
Kobe Bussan Co. Ltd. (2) (4,500) (110,615)
Lasertec Corp. (2) (1,000) (119,104)
M3, Inc. (2) (11,800) (339,664)
MonotaRO Co. Ltd. (2) (11,700) (174,490)
Nexon Co. Ltd. (2) (4,900) (100,620)
Nippon Paint Holdings Co. Ltd. (2) (8,300) (62,102)
Obic Co. Ltd. (2) (1,000) (142,206)
Odakyu Electric Railway Co. Ltd.
(2) (3,600) (48,570)
Olympus Corp. (2) (1,700) (34,451)
Pan Pacific International Holdings
Corp. (2) (5,300) (84,499)
Rakuten Group, Inc. (2) (8,800) (39,790)
West Japan Railway Co. (2) (900) (33,110)
Yaskawa Electric Corp. (2) (1,500) (48,447)
(1,930,702)
—
Netherlands - (0.2)%
Argenx SE (2)* (726) (273,668)
ASM International NV (2) (124) (30,852)
(304,520)
—
Norway – (0.0)% (b)
Kongsberg Gruppen ASA (2) (554) (19,925)
Salmar ASA (2) (416) (29,451)
(49,376)
—
South Korea - (0.1)%
Delivery Hero SE (2)*(c) (2,756) (103,972)
Spain - (0.4)%
Acciona SA (2) (33) (6,081)
ACS Actividades de Construccion y
Servicios SA (2) (1,532) (37,337)
Amadeus IT Group SA (2)* (2,932) (164,175)
INVESTMENTS SHARES VALUE ($)
Spain - (0.4)% (continued)
Bankinter SA (2) (1,082) (6,768)
CaixaBank SA (2) (14,054) (49,218)
Cellnex Telecom SA (2)(c) (8,723) (339,483)
(603,062)
—
Sweden - (0.2)%
Beijer Ref AB (2) (2,591) (35,531)
Embracer Group AB (2)* (13,264) (101,883)
Epiroc AB, Class A (2) (492) (7,628)
EQT AB (2) (4,731) (97,237)
Hexagon AB, Class B (2) (7,432) (77,657)
Nibe Industrier AB, Class B (2) (5,405) (40,744)
(360,680)
—
Switzerland - (0.3)%
Bachem Holding AG (Registered),
Class B (2) (1,084) (75,555)
Dufry AG (Registered) (2)* (2,853) (92,580)
Flughafen Zurich AG (Registered)
(2)* (79) (11,970)
Givaudan SA (Registered) (2) (11) (38,772)
Idorsia Ltd. (2)* (6,983) (100,035)
SIG Group AG (2)* (1,558) (34,404)
Sika AG (Registered) (2) (87) (20,083)
Tecan Group AG (Registered) (2) (142) (41,349)
(414,748)
—
United Kingdom - (0.3)%
AVEVA Group plc (2) (3,712) (101,904)
B&M European Value Retail SA (2) (6,448) (28,857)
boohoo Group plc (2)* (10,065) (6,777)
ConvaTec Group plc (2)(c) (19,418) (53,224)
Informa plc (2)* (5,413) (34,971)
Ocado Group plc (2)* (11,278) (107,511)
Rolls-Royce Holdings plc (2)* (69,214) (70,436)
St James's Place plc (2) (2,357) (31,714)
WH Smith plc (2)* (2,299) (39,518)
(474,912)
—
United States - (6.3)%
10X Genomics, Inc., Class A * (4,807) (217,517)
Advanced Drainage Systems, Inc. (294) (26,481)
Affirm Holdings, Inc. * (4,742) (85,641)
Alteryx, Inc., Class A * (496) (24,016)
American Airlines Group, Inc. * (468) (5,934)
Aon plc, Class A (25) (6,742)
Asana, Inc., Class A * (3,686) (64,800)
Aspen Technology, Inc. * (103) (18,919)
Avalara, Inc. * (195) (13,767)
Azenta, Inc. (929) (66,981)
Bentley Systems, Inc., Class B (1,701) (56,643)
Bill.com Holdings, Inc. * (1,667) (183,270)
Boston Beer Co., Inc. (The), Class
A * (86) (26,055)
Brookfield Renewable Corp. (1,961) (69,851)
C3.ai, Inc., Class A * (6,616) (120,808)
Cable One, Inc. (31) (39,969)
Cabot Corp. (510) (32,533)
Caesars Entertainment, Inc. * (519) (19,878)
Callaway Golf Co. * (1,558) (31,783)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (6.3)% (continued)
Carvana Co. * (89) (2,010)
Ceridian HCM Holding, Inc. * (260) (12,241)
CH Robinson Worldwide, Inc. (373) (37,811)
Chewy, Inc., Class A * (272) (9,444)
Clarivate plc * (6,068) (84,102)
Cloudflare, Inc., Class A * (148) (6,475)
CNX Resources Corp. * (3,558) (58,565)
Commerce Bancshares, Inc. (723) (47,465)
DraftKings, Inc., Class A * (4,528) (52,842)
Duck Creek Technologies, Inc. * (1,471) (21,844)
Dun & Bradstreet Holdings, Inc. * (2,288) (34,389)
Enphase Energy, Inc. * (220) (42,953)
Entegris, Inc. (360) (33,167)
Envestnet, Inc. * (555) (29,287)
EQT Corp. (399) (13,726)
Etsy, Inc. * (2,288) (167,504)
Exact Sciences Corp. * (2,190) (86,264)
Fastly, Inc., Class A * (1,356) (15,743)
First Citizens BancShares, Inc.,
Class A (53) (34,650)
First Financial Bankshares, Inc. (4,327) (169,921)
Five9, Inc. * (2,066) (188,295)
Fox Factory Holding Corp. * (174) (14,014)
Freshpet, Inc. * (179) (9,288)
FTI Consulting, Inc. * (438) (79,212)
Generac Holdings, Inc. * (71) (14,951)
Glacier Bancorp, Inc. (448) (21,244)
Graphic Packaging Holding Co. (1,959) (40,160)
Grocery Outlet Holding Corp. * (5,258) (224,149)
HealthEquity, Inc. * (1,688) (103,626)
Helen of Troy Ltd. * (453) (73,572)
Hormel Foods Corp. (389) (18,423)
IAC/InterActiveCorp * (1,080) (82,048)
II-VI, Inc. * (2,239) (114,077)
Insulet Corp. * (909) (198,107)
Ionis Pharmaceuticals, Inc. * (1,497) (55,419)
Iovance Biotherapeutics, Inc. * (5,932) (65,489)
Jamf Holding Corp. * (3,224) (79,858)
Jazz Pharmaceuticals plc * (804) (125,432)
KBR, Inc. (151) (7,307)
Kyndryl Holdings, Inc. * (1,491) (14,582)
Las Vegas Sands Corp. * (1,885) (63,317)
Leslie's, Inc. * (2,084) (31,635)
Lululemon Athletica, Inc. * (988) (269,338)
M&T Bank Corp. (243) (38,732)
Maravai LifeSciences Holdings,
Inc., Class A * (325) (9,233)
Match Group, Inc. * (640) (44,602)
McCormick & Co., Inc. (Non-Voting) (443) (36,880)
Middleby Corp. (The) * (128) (16,046)
MillerKnoll, Inc. (3,865) (101,534)
Mirati Therapeutics, Inc. * (2,596) (174,269)
Natera, Inc. * (572) (20,272)
nCino, Inc. * (4,911) (151,848)
New York Times Co. (The), Class A (266) (7,421)
Nordstrom, Inc. (2,946) (62,249)
Norwegian Cruise Line Holdings
Ltd. * (6,060) (67,387)
Novocure Ltd. * (3,291) (228,725)
Oak Street Health, Inc. * (3,583) (58,905)
INVESTMENTS SHARES VALUE ($)
United States - (6.3)% (continued)
Okta, Inc. * (81) (7,322)
Ollie's Bargain Outlet Holdings,
Inc. * (2,415) (141,881)
Palantir Technologies, Inc., Class
A * (2,224) (20,172)
Palo Alto Networks, Inc. * (159) (78,536)
Papa John's International, Inc. (560) (46,771)
Paramount Global, Class B (1,544) (38,106)
Peloton Interactive, Inc., Class A * (32,774) (300,864)
PerkinElmer, Inc. (567) (80,639)
Petco Health & Wellness Co., Inc. * (1,897) (27,962)
PG&E Corp. * (605) (6,038)
Plug Power, Inc. * (13,049) (216,222)
Pool Corp. (147) (51,631)
Progyny, Inc. * (734) (21,323)
QuantumScape Corp. * (30,722) (263,901)
Regal Rexnord Corp. (626) (71,064)
Repligen Corp. * (96) (15,590)
Rockwell Automation, Inc. (119) (23,718)
Roku, Inc. * (1,526) (125,346)
Royal Caribbean Cruises Ltd. * (905) (31,594)
RPM International, Inc. (488) (38,415)
Sabre Corp. * (6,396) (37,289)
Schneider Electric SE (2) (187) (22,282)
Shift4 Payments, Inc., Class A * (3,681) (121,694)
Shoals Technologies Group, Inc.,
Class A * (6,347) (104,599)
Sinch AB (2)*(c) (10,586) (34,579)
SiteOne Landscape Supply, Inc. * (202) (24,012)
Skechers USA, Inc., Class A * (2,058) (73,224)
Skillz, Inc. * (116,166) (144,046)
Snap, Inc., Class A * (2,401) (31,525)
Snowflake, Inc., Class A * (322) (44,777)
SolarEdge Technologies, Inc. * (372) (101,809)
Sotera Health Co. * (1,088) (21,314)
Southwest Airlines Co. * (564) (20,372)
STERIS plc (389) (80,192)
SunPower Corp. * (2,224) (35,161)
Sunrun, Inc. * (2,676) (62,511)
SVB Financial Group * (67) (26,464)
Switch, Inc., Class A (4,633) (155,206)
Take-Two Interactive Software,
Inc. * (118) (14,459)
Target Corp. (398) (56,210)
Teladoc Health, Inc. * (7,402) (245,820)
Teledyne Technologies, Inc. * (25) (9,378)
TopBuild Corp. * (940) (157,130)
Trade Desk, Inc. (The), Class A * (542) (22,704)
Trex Co., Inc. * (759) (41,305)
Twitter, Inc. * (941) (35,184)
Ultragenyx Pharmaceutical, Inc. * (531) (31,679)
United Airlines Holdings, Inc. * (818) (28,974)
Unity Software, Inc. * (2,988) (110,018)
VF Corp. (425) (18,772)
Viasat, Inc. * (774) (23,708)
Vroom, Inc. * (9,924) (12,405)
Wayfair, Inc., Class A * (1,388) (60,461)
Webster Financial Corp. (1,436) (60,527)
Wingstop, Inc. (1,999) (149,465)
Wolfspeed, Inc. * (1,239) (78,615)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (6.3)% (continued)
World Wrestling Entertainment,
Inc., Class A (414) (25,871)
Wynn Resorts Ltd. * (702) (40,000)
(8,954,473)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (6,205) (117,718)
TOTAL COMMON STOCKS
(Proceeds $(24,533,807)) (18,877,466)
TOTAL SHORT POSITIONS
(Proceeds $(24,533,807)) (18,877,466)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.5%
(Cost $152,398,884) 153,223,504
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.5)% (l) (7,936,296)
NET ASSETS - 100.0% 145,287,208
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,204,725 2.2%
Consumer Discretionary 3,853,410 2.7
Consumer Staples 1,897,039 1.3
Energy 6,724,472 4.7
Financials 11,955,158 8.2
Foreign Government Securities 13,134,929 9.0
Health Care 5,168,088 3.6
Industrials 7,406,234 5.1
Information Technology 9,589,000 6.6
Materials 6,230,441 4.3
Real Estate 607,890 0.4
Utilities 1,622,403 1.1
Investment Companies 31,469,758 21.6
Repurchase Agreements 13,475,500 9.3
U.S. Treasury Obligations 36,884,457 25.4
Total Investments In Securities
At Value 153,223,504 105.5
Liabilities in Excess of Other
Assets (l) (7,936,296) (5.5)
Net Assets
$ 145,287,208 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $20,755,860.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $(568,659), which represents approximately (0.39)% of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $29,472.
(f) Inflation protected security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2022, the value of these securities amounted to $13,134,929 or 9.04% of net assets.
(h) On June 30, 2022, securities valued at $10,923,167 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(i) Represents 7-day effective yield as of June 30, 2022.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) The rate shown was the effective yield at the date of purchase.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Reverse repurchase agreements at June 30, 2022:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 6/6/2022 1.26% 7/14/2022 USD $ 3,476,500
BNPP 6/8/2022 1.26% 7/14/2022 USD 507,500
BNPP 6/8/2022 1.26% 7/14/2022 USD 316,125
BNPP 6/6/2022 1.26% 7/14/2022 USD 4,563,375
BNPP 6/9/2022 1.27% 7/14/2022 USD 303,750
BNPP 6/9/2022 1.28% 7/14/2022 USD 210,000
CITI 6/9/2022 1.24% 7/14/2022 USD 214,000
CITI 6/6/2022 1.25% 7/14/2022 USD 3,865,500
$ 13,456,750
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2022 was $24,761,657 at a net weighted average interest rate of 0.056%.
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/26/2022 USD (377,250) $ 78,790
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/25/2022 USD 40,670 460
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/25/2022 USD 81,340 893
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/16/2022 CHF (1,389,310) 17,499
97,642
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/26/2022 USD 377,250 (82,056)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/11/2022 USD 49,420 (16,570)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/25/2022 USD (81,340) (2,600)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/25/2022 USD (40,670) (1,230)
(102,456)
$ (4,814)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 7/2022 USD $ 60,661 $ (25,560)
LME Aluminum Base Metal 1 7/2022 USD 60,650 (26,497)
LME Aluminum Base Metal 1 7/2022 USD 60,742 (20,478)
LME Aluminum Base Metal 1 7/2022 USD 60,752 (21,018)
LME Copper Base Metal 1 7/2022 USD 206,625 (40,378)
LME Copper Base Metal 1 7/2022 USD 206,575 (50,328)
LME Copper Base Metal 1 7/2022 USD 206,600 (55,678)
LME Copper Base Metal 1 7/2022 USD 206,625 (40,753)
LME Nickel Base Metal 1 7/2022 USD 135,962 (62,041)
LME Zinc Base Metal 1 7/2022 USD 79,575 (32,081)
LME Zinc Base Metal 1 7/2022 USD 79,519 (31,086)
LME Zinc Base Metal 1 7/2022 USD 79,550 (32,284)
LME Zinc Base Metal 1 7/2022 USD 79,419 (24,441)
LME Zinc Base Metal 2 7/2022 USD 159,150 (55,897)
LME Zinc Base Metal 2 7/2022 USD 158,863 (52,812)
LME Zinc Base Metal 2 7/2022 USD 159,138 (58,158)
Natural Gas 4 7/2022 USD 216,960 (127,935)
OMXS30 Index 3 7/2022 SEK 54,855 (1,440)
RBOB Gasoline 2 7/2022 USD 297,049 2,741
WTI Crude Oil 8 7/2022 USD 846,080 (63,677)
100 oz Gold 2 8/2022 USD 361,460 (3,883)
Brent Crude Oil 58 8/2022 USD 6,124,220 (435,887)
Live Cattle 9 8/2022 USD 477,270 (3,523)
LME Aluminum Base Metal 1 8/2022 USD 60,888 (13,265)
LME Aluminum Base Metal 1 8/2022 USD 60,913 (9,290)
LME Aluminum Base Metal 2 8/2022 USD 121,925 (25,568)
LME Aluminum Base Metal 3 8/2022 USD 182,630 (41,404)
LME Copper Base Metal 1 8/2022 USD 206,641 (31,469)
LME Copper Base Metal 1 8/2022 USD 206,639 (30,746)
LME Copper Base Metal 1 8/2022 USD 206,631 (25,097)
LME Copper Base Metal 1 8/2022 USD 206,613 (20,803)
LME Copper Base Metal 1 8/2022 USD 206,550 (28,273)
LME Zinc Base Metal 1 8/2022 USD 79,244 (14,009)
LME Zinc Base Metal 1 8/2022 USD 79,406 (20,026)
Low Sulphur Gasoil 6 8/2022 USD 674,400 (22,351)
Natural Gas 10 8/2022 USD 539,200 (145,780)
RBOB Gasoline 3 8/2022 USD 428,639 (16,552)
Australia 10 Year Bond 85 9/2022 AUD 7,010,926 65,444
Australia 3 Year Bond 31 9/2022 AUD 2,307,321 10,196
Coffee 'C' 7 9/2022 USD 604,013 8,841
Euro-Bobl 265 9/2022 EUR 34,491,177 (161,864)
Euro-BTP 29 9/2022 EUR 3,750,498 (18,304)
Euro-Bund 88 9/2022 EUR 13,723,199 (134,689)
Euro-Buxl 4 9/2022 EUR 683,766 (52,493)
Euro-OAT 36 9/2022 EUR 5,230,360 (116,123)
Euro-Schatz 64 9/2022 EUR 7,320,895 (3,561)
Feeder Cattle 1 9/2022 USD 88,113 1,479
FTSE 100 Index 13 9/2022 GBP 1,126,891 (11,063)
FTSE/MIB Index 24 9/2022 EUR 2,666,991 (100,208)
Japan 10 Year Bond 7 9/2022 JPY 7,680,498 (3,747)
KC HRW Wheat 3 9/2022 USD 142,763 (34,688)
LME Aluminum Base Metal 1 9/2022 USD 61,113 (7,280)
LME Aluminum Base Metal 1 9/2022 USD 61,119 (4,518)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 9/2022 USD $ 61,119 $ (647)
LME Aluminum Base Metal 1 9/2022 USD 61,094 (72)
LME Aluminum Base Metal 2 9/2022 USD 122,263 (742)
LME Aluminum Base Metal 3 9/2022 USD 183,281 (24,597)
LME Aluminum Base Metal 16 9/2022 USD 978,100 (252,038)
LME Copper Base Metal 1 9/2022 USD 206,600 (25,053)
LME Copper Base Metal 1 9/2022 USD 206,631 (34,322)
LME Copper Base Metal 10 9/2022 USD 2,065,000 (373,294)
LME Lead Base Metal 3 9/2022 USD 143,138 (37,564)
LME Nickel Base Metal 1 9/2022 USD 136,179 (2,304)
LME Nickel Base Metal 1 9/2022 USD 136,239 (22,884)
LME Nickel Base Metal 2 9/2022 USD 272,412 (120,906)
LME Zinc Base Metal 1 9/2022 USD 79,206 (17,760)
LME Zinc Base Metal 1 9/2022 USD 78,925 (1,487)
LME Zinc Base Metal 2 9/2022 USD 157,859 (10,156)
LME Zinc Base Metal 3 9/2022 USD 236,813 (15,536)
LME Zinc Base Metal 3 9/2022 USD 236,888 (18,009)
LME Zinc Base Metal 25 9/2022 USD 1,975,469 (488,765)
Low Sulphur Gasoil 5 9/2022 USD 551,000 (27,431)
Silver 8 9/2022 USD 814,080 (50,584)
Sugar No. 11 63 9/2022 USD 1,305,360 (65,518)
TOPIX Index 25 9/2022 JPY 3,446,529 (66,929)
U.S. Treasury 10 Year Note 23 9/2022 USD 2,722,266 (43,486)
U.S. Treasury 2 Year Note 99 9/2022 USD 20,776,077 (135,527)
U.S. Treasury 5 Year Note 170 9/2022 USD 19,063,905 (209,903)
U.S. Treasury Long Bond 28 9/2022 USD 3,868,375 (70,960)
U.S. Treasury Ultra Bond 13 9/2022 USD 1,991,438 (80,774)
Wheat 1 9/2022 USD 44,200 (9,393)
Lean Hogs 2 10/2022 USD 70,940 (833)
Soybean 26 11/2022 USD 1,895,400 (91,741)
Cotton No. 2 8 12/2022 USD 395,360 (90,606)
Soybean Meal 16 12/2022 USD 650,720 13,331
Soybean Oil 18 12/2022 USD 696,168 (120,411)
(4,767,206)
Short Contracts
Amsterdam Exchange Index (2) 7/2022 EUR (276,227) (1,289)
CAC 40 10 Euro Index (16) 7/2022 EUR (991,612) 11,226
Hang Seng Index (19) 7/2022 HKD (2,632,513) 29,894
IBEX 35 Index (13) 7/2022 EUR (1,095,263) 9,204
LME Aluminum Base Metal (1) 7/2022 USD (60,752) 20,896
LME Aluminum Base Metal (1) 7/2022 USD (60,742) 20,856
LME Aluminum Base Metal (1) 7/2022 USD (60,661) 25,640
LME Aluminum Base Metal (1) 7/2022 USD (60,650) 26,093
LME Copper Base Metal (1) 7/2022 USD (206,625) 38,291
LME Copper Base Metal (1) 7/2022 USD (206,625) 40,506
LME Copper Base Metal (1) 7/2022 USD (206,575) 49,982
LME Copper Base Metal (1) 7/2022 USD (206,600) 55,303
LME Nickel Base Metal (1) 7/2022 USD (135,962) 60,655
LME Zinc Base Metal (1) 7/2022 USD (79,519) 30,453
LME Zinc Base Metal (1) 7/2022 USD (79,550) 32,072
LME Zinc Base Metal (1) 7/2022 USD (79,419) 24,566
LME Zinc Base Metal (1) 7/2022 USD (79,575) 32,097
LME Zinc Base Metal (2) 7/2022 USD (158,863) 52,932
LME Zinc Base Metal (2) 7/2022 USD (159,138) 59,707
LME Zinc Base Metal (2) 7/2022 USD (159,150) 53,844
LME Aluminum Base Metal (1) 8/2022 USD (60,913) 8,566

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 8/2022 USD $ (60,888) $ 13,311
LME Aluminum Base Metal (2) 8/2022 USD (121,925) 25,470
LME Aluminum Base Metal (3) 8/2022 USD (182,630) 41,490
LME Copper Base Metal (1) 8/2022 USD (206,641) 32,356
LME Copper Base Metal (1) 8/2022 USD (206,631) 23,816
LME Copper Base Metal (1) 8/2022 USD (206,613) 19,729
LME Copper Base Metal (1) 8/2022 USD (206,639) 31,109
LME Copper Base Metal (1) 8/2022 USD (206,550) 28,522
LME Zinc Base Metal (1) 8/2022 USD (79,406) 20,591
LME Zinc Base Metal (1) 8/2022 USD (79,244) 14,037
NY Harbor ULSD (1) 8/2022 USD (158,126) 15,164
WTI Crude Oil (17) 8/2022 USD (1,752,700) 42,247
Cocoa (18) 9/2022 USD (421,200) 28,411
Corn (4) 9/2022 USD (125,750) 16,167
DAX Index (9) 9/2022 EUR (3,011,258) 138,258
EURO STOXX 50 Index (19) 9/2022 EUR (685,139) 3,483
LME Aluminum Base Metal (1) 9/2022 USD (61,119) 564
LME Aluminum Base Metal (1) 9/2022 USD (61,113) 7,260
LME Aluminum Base Metal (1) 9/2022 USD (61,094) 289
LME Aluminum Base Metal (1) 9/2022 USD (61,119) 4,328
LME Aluminum Base Metal (2) 9/2022 USD (122,263) 1,442
LME Aluminum Base Metal (3) 9/2022 USD (183,281) 25,211
LME Aluminum Base Metal (9) 9/2022 USD (550,181) 64,460
LME Copper Base Metal (1) 9/2022 USD (206,600) 24,651
LME Copper Base Metal (1) 9/2022 USD (206,631) 33,116
LME Copper Base Metal (5) 9/2022 USD (1,032,500) 213,020
LME Nickel Base Metal (1) 9/2022 USD (136,179) (1,082)
LME Nickel Base Metal (1) 9/2022 USD (136,239) 25,788
LME Nickel Base Metal (3) 9/2022 USD (408,618) 87,153
LME Zinc Base Metal (1) 9/2022 USD (78,925) 3,141
LME Zinc Base Metal (1) 9/2022 USD (79,206) 18,892
LME Zinc Base Metal (2) 9/2022 USD (158,038) 32,032
LME Zinc Base Metal (2) 9/2022 USD (157,859) 8,986
LME Zinc Base Metal (3) 9/2022 USD (236,888) 19,641
LME Zinc Base Metal (3) 9/2022 USD (236,813) 15,779
Long Gilt (120) 9/2022 GBP (16,705,251) 431,891
S&P 500 E-Mini Index (54) 9/2022 USD (10,231,650) 328,403
S&P Midcap 400 E-Mini Index (2) 9/2022 USD (453,600) 14,416
S&P/TSX 60 Index (5) 9/2022 CAD (887,585) 52,813
SPI 200 Index (10) 9/2022 AUD (1,114,926) 21,058
100 oz Gold (1) 12/2022 USD (182,750) 535
2,609,442
$ (2,157,764)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 228,845 USD 177,410 CITI 9/21/2022 $ 401
CAD 228,844 USD 177,409 JPMC 9/21/2022 401
CHF 200,000 USD 210,509 CITI 9/21/2022 202
CHF 200,000 USD 210,509 JPMC 9/21/2022 201

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 13,448,001 USD 2,004,037 CITI
**
9/21/2022 $ 4,114
CNY 13,447,999 USD 2,004,040 JPMC
**
9/21/2022 4,111
DKK 150,500 USD 21,213 CITI 9/21/2022 118
DKK 150,500 USD 21,213 JPMC 9/21/2022 117
EUR 1,365,500 USD 1,437,067 CITI 9/21/2022 2,132
EUR 1,123,500 USD 1,182,644 JPMC 9/21/2022 1,494
GBP 195,000 USD 236,889 CITI 9/21/2022 852
JPY 20,600,000 USD 151,559 CITI 9/21/2022 1,130
JPY 20,600,000 USD 151,559 JPMC 9/21/2022 1,130
KRW 66,322,000 USD 51,175 CITI
**
9/21/2022 378
KRW 66,322,000 USD 51,175 JPMC
**
9/21/2022 378
MXN 2,436,500 USD 119,196 CITI 9/21/2022 181
MXN 2,436,500 USD 119,196 JPMC 9/21/2022 181
NOK 11,397,000 USD 1,146,734 CITI 9/21/2022 12,425
NOK 11,397,000 USD 1,146,735 JPMC 9/21/2022 12,422
USD 874,148 AUD 1,241,500 CITI 9/21/2022 16,628
USD 874,147 AUD 1,241,500 JPMC 9/21/2022 16,627
USD 758,606 BRL 4,018,502 CITI
**
9/21/2022 8,116
USD 758,605 BRL 4,018,498 JPMC
**
9/21/2022 8,115
USD 901,049 CAD 1,154,251 CITI 9/21/2022 4,206
USD 901,047 CAD 1,154,249 JPMC 9/21/2022 4,205
USD 5,223 CLP 4,824,000 CITI
**
9/21/2022 53
USD 5,223 CLP 4,824,000 JPMC
**
9/21/2022 53
USD 12,941 CZK 308,000 CITI 9/21/2022 35
USD 12,941 CZK 308,000 JPMC 9/21/2022 35
USD 181,599 DKK 1,263,000 CITI 9/21/2022 2,598
USD 181,599 DKK 1,263,000 JPMC 9/21/2022 2,597
USD 13,607,642 EUR 12,734,781 CITI 9/21/2022 185,534
USD 13,286,782 EUR 12,433,760 JPMC 9/21/2022 181,943
USD 8,734,685 GBP 6,978,808 CITI 9/21/2022 226,246
USD 8,727,144 GBP 6,972,801 JPMC 9/21/2022 226,028
USD 668,431 HKD 5,232,500 CITI 9/21/2022 72
USD 668,430 HKD 5,232,500 JPMC 9/21/2022 72
USD 192,026 HUF 70,706,500 CITI 9/21/2022 7,578
USD 192,026 HUF 70,706,500 JPMC 9/21/2022 7,578
USD 86,079 INR 6,776,000 CITI
**
9/21/2022 900
USD 86,079 INR 6,776,000 JPMC
**
9/21/2022 900
USD 5,107,424 JPY 661,965,501 CITI 9/21/2022 200,878
USD 5,107,418 JPY 661,965,499 JPMC 9/21/2022 200,871
USD 418,792 KRW 535,865,500 CITI
**
9/21/2022 2,252
USD 418,791 KRW 535,865,500 JPMC
**
9/21/2022 2,253
USD 317,757 MXN 6,437,000 CITI 9/21/2022 2,375
USD 317,757 MXN 6,437,000 JPMC 9/21/2022 2,374
USD 4,635,157 NZD 7,250,000 CITI 9/21/2022 111,333
USD 4,635,152 NZD 7,250,000 JPMC 9/21/2022 111,327
USD 470,590 PLN 2,129,000 CITI 9/21/2022 783
USD 470,589 PLN 2,129,000 JPMC 9/21/2022 782
USD 1,007,268 SEK 10,160,501 CITI 9/21/2022 10,669
USD 1,007,267 SEK 10,160,499 JPMC 9/21/2022 10,668
USD 274,842 SGD 379,501 CITI 9/21/2022 1,544
USD 274,839 SGD 379,499 JPMC 9/21/2022 1,542
USD 358,559 ZAR 5,776,500 CITI 9/21/2022 6,395
USD 358,558 ZAR 5,776,500 JPMC 9/21/2022 6,394
Total unrealized appreciation 1,614,927
AUD 9,160,002 USD 6,472,456 CITI 9/21/2022 (145,527)
AUD 9,159,998 USD 6,472,461 JPMC 9/21/2022 (145,535)
BRL 12,778,502 USD 2,561,367 CITI
**
9/21/2022 (174,870)
BRL 12,778,498 USD 2,561,369 JPMC
**
9/21/2022 (174,873)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 3,023,657 USD 2,382,800 CITI 9/21/2022 $ (33,444)
CAD 3,023,654 USD 2,382,460 JPMC 9/21/2022 (33,106)
CLP 660,947,507 USD 773,879 CITI
**
9/21/2022 (65,553)
CLP 660,947,493 USD 773,880 JPMC
**
9/21/2022 (65,554)
CNY 61,500 USD 9,192 CITI
**
9/21/2022 (9)
CNY 61,500 USD 9,192 JPMC
**
9/21/2022 (9)
CZK 17,020,500 USD 729,748 CITI 9/21/2022 (16,495)
CZK 17,020,500 USD 729,749 JPMC 9/21/2022 (16,496)
DKK 2,000 USD 284 CITI 9/21/2022 (1)
DKK 2,000 USD 284 JPMC 9/21/2022 –
EUR 1,904,500 USD 2,034,056 CITI 9/21/2022 (26,766)
EUR 1,273,500 USD 1,364,728 JPMC 9/21/2022 (22,494)
GBP 1,484,000 USD 1,823,650 CITI 9/21/2022 (14,383)
GBP 950,000 USD 1,169,278 JPMC 9/21/2022 (11,054)
HUF 198,189,502 USD 534,183 CITI 9/21/2022 (17,175)
HUF 198,189,498 USD 534,184 JPMC 9/21/2022 (17,176)
INR 192,668,000 USD 2,455,575 CITI
**
9/21/2022 (33,622)
INR 192,668,000 USD 2,455,574 JPMC
**
9/21/2022 (33,621)
JPY 647,097,500 USD 4,994,208 CITI 9/21/2022 (197,865)
JPY 647,097,500 USD 4,994,214 JPMC 9/21/2022 (197,871)
KRW 2,928,362,001 USD 2,305,769 CITI
**
9/21/2022 (29,494)
KRW 2,928,361,998 USD 2,306,213 JPMC
**
9/21/2022 (29,938)
MXN 92,335,501 USD 4,546,338 CITI 9/21/2022 (22,334)
MXN 92,335,499 USD 4,546,344 JPMC 9/21/2022 (22,340)
NOK 17,407,503 USD 1,801,625 CITI 9/21/2022 (31,157)
NOK 17,407,497 USD 1,801,627 JPMC 9/21/2022 (31,158)
PLN 5,658,001 USD 1,296,623 CITI 9/21/2022 (48,071)
PLN 5,657,999 USD 1,296,624 JPMC 9/21/2022 (48,072)
SEK 23,438,000 USD 2,358,738 CITI 9/21/2022 (59,807)
SEK 23,438,000 USD 2,358,741 JPMC 9/21/2022 (59,810)
SGD 62,500 USD 45,434 CITI 9/21/2022 (424)
SGD 62,500 USD 45,434 JPMC 9/21/2022 (424)
USD 280,289 CAD 360,750 CITI 9/21/2022 (11)
USD 280,289 CAD 360,750 JPMC 9/21/2022 (11)
USD 3,250,443 CHF 3,135,500 CITI 9/21/2022 (52,966)
USD 3,250,439 CHF 3,135,500 JPMC 9/21/2022 (52,970)
USD 289,648 CNY 1,954,500 CITI
**
9/21/2022 (2,212)
USD 289,647 CNY 1,954,500 JPMC
**
9/21/2022 (2,213)
USD 19,724 CZK 474,500 CITI 9/21/2022 (160)
USD 19,724 CZK 474,500 JPMC 9/21/2022 (160)
USD 7,842,824 EUR 7,476,110 CITI 9/21/2022 (36,789)
USD 7,417,608 EUR 7,071,107 JPMC 9/21/2022 (35,144)
USD 2,450,542 GBP 2,016,500 CITI 9/21/2022 (7,940)
USD 2,450,539 GBP 2,016,500 JPMC 9/21/2022 (7,943)
USD 495,733 KRW 641,306,000 CITI
**
9/21/2022 (2,766)
USD 495,732 KRW 641,306,000 JPMC
**
9/21/2022 (2,768)
USD 885,327 MXN 18,563,500 CITI 9/21/2022 (24,197)
USD 885,326 MXN 18,563,500 JPMC 9/21/2022 (24,198)
USD 100 NOK 1,000 CITI 9/21/2022 (2)
USD 100 NOK 1,000 JPMC 9/21/2022 (2)
USD 404,763 NZD 650,000 CITI 9/21/2022 (822)
USD 404,762 NZD 650,000 JPMC 9/21/2022 (822)
ZAR 39,071,505 USD 2,434,822 CITI 9/21/2022 (52,830)
ZAR 39,071,497 USD 2,434,825 JPMC 9/21/2022 (52,833)
Total unrealized depreciation (2,186,287)
Net unrealized depreciation $ (571,360)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,763,045 $ 1,763,045
BNPP
Cash 90,170 – 90,170
U.S. Treasury Inflation Linked Notes 7,648,476 – 7,648,476
CITI
Cash 32,169 – 32,169
Investment Companies 1,247,259 – 1,247,259
U.S. Treasury Inflation Linked Notes 3,274,691 – 3,274,691
GSCO
Cash – 611,892 611,892
JPMC
Investment Companies 1,818,960 – 1,818,960
JPMS
Cash – 3,281,504 3,281,504
MSCL
Cash – 109,673 109,673
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 886,300 $ 886,300
GSIN
Cash 6,976 – 6,976
JPPC
Cash – 816,587 816,587
MLIN
Cash 10,067 – 10,067
MSCL
Cash – 1,565,282 1,565,282
SOCG
Cash (60,183) – (60,183)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2022
Shares
Held At
6/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 47.4%
INVESTMENT COMPANIES - 47.4%
Limited Purpose
Cash Investment
Fund,
1.15% (1)(a)
(Cost $275,998,356)
$116,359,401
$999,012,565
$(839,322,466)
$(51,150)
$(61,885)
$275,936,465
276,157,390
$478,846
$–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2022.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.4%
INVESTMENT COMPANIES - 47.4%
Limited Purpose Cash Investment
Fund, 1.15% (1)(a)(b)
(Cost $275,998,356) 276,157,390 275,936,465
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.0%
U.S. Treasury Bills
0.22%, 7/7/2022 (c) $ 1,007,000 1,006,874
0.28%, 7/14/2022 (c) 1,917,000 1,916,262
0.37%, 7/21/2022 (c) 8,106,000 8,101,429
0.38%, 7/28/2022 (c) 5,619,000 5,614,459
0.51%, 8/4/2022 (c) 16,126,000 16,107,990
0.77%, 8/18/2022 (c) 12,045,000 12,023,627
0.71%, 8/25/2022 (c) 7,400,000 7,383,776
0.67%, 9/1/2022 (c) 15,821,000 15,779,516
0.70%, 9/8/2022 (c) 27,252,000 27,171,496
0.82%, 9/15/2022 (c) 41,942,000 41,802,100
1.06%, 9/29/2022 (c) 21,633,000 21,544,305
1.12%, 10/6/2022 (c) 1,784,000 1,775,636
1.23%, 10/13/2022 (c) 3,197,000 3,179,773
1.26%, 10/20/2022 (c) 19,996,000 19,875,389
1.38%, 10/27/2022 (c) 3,486,000 3,464,030
1.42%, 11/3/2022 (c) 19,847,000 19,710,448
1.39%, 11/10/2022 (c) 2,502,000 2,483,489
1.50%, 11/17/2022 (c) 2,217,000 2,199,441
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.0% (continued)
1.54%, 11/25/2022 (c) $ 19,228,000 19,068,616
1.59%, 12/1/2022 (c) 11,716,000 11,606,269
1.72%, 12/8/2022 (c) 13,686,000 13,548,669
2.18%, 12/15/2022 (c) 8,681,000 8,590,090
2.53%, 12/29/2022 (c) 3,803,000 3,756,728
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $268,125,594) 267,710,412
TOTAL SHORT-TERM INVESTMENTS
(Cost $544,123,950) 543,646,877
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.4%
(Cost $544,123,950) 543,646,877
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.6% (d) 38,695,279
NET ASSETS - 100.0% 582,342,156
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 275,936,465 47.4
U.S. Treasury Obligations 267,710,412 46.0
Total Investments In Securities
At Value $ 543,646,877 93.4
Other Assets in Excess of
Liabilities (d) 38,695,279 6.6
Net Assets
$ 582,342,156 100.0%
(a) Represents 7-day effective yield as of June 30, 2022.
(b) For the period ended June 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RE CEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/26/2022 USD (31,438) $ 6,469
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/05/2022 USD (1,590,900) 12,160
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/21/2022 USD (145,800) 6,056
Wheat September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/26/2022 USD (44,200) 11,313
35,998
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/26/2022 USD 31,438 (7,244)
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/05/2022 USD 1,590,900 (20,922)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2022 USD 145,800 (6,107)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/26/2022 USD 44,200 (11,769)
(46,042)
$ (10,044)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 7/2022 USD $ 60,812 $ (21,091)
LME Aluminum Base Metal 1 7/2022 USD 60,828 (17,075)
LME Aluminum Base Metal 1 7/2022 USD 61,250 (26,228)
LME Aluminum Base Metal 1 7/2022 USD 60,717 (21,561)
LME Aluminum Base Metal 2 7/2022 USD 121,689 (32,500)
LME Aluminum Base Metal 4 7/2022 USD 242,690 (99,722)
LME Aluminum Base Metal 6 7/2022 USD 364,814 (135,379)
LME Aluminum Base Metal 31 7/2022 USD 1,880,499 (792,366)
LME Aluminum Base Metal 31 7/2022 USD 1,886,001 (517,365)
LME Aluminum Base Metal 45 7/2022 USD 2,730,263 (1,059,903)
LME Aluminum Base Metal 52 7/2022 USD 3,158,558 (1,064,849)
LME Aluminum Base Metal 69 7/2022 USD 4,195,631 (1,468,230)
LME Aluminum Base Metal 70 7/2022 USD 4,245,500 (1,854,242)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 7/2022 USD $ 206,433 $ (52,320)
LME Copper Base Metal 1 7/2022 USD 206,385 (53,506)
LME Copper Base Metal 1 7/2022 USD 206,588 (49,115)
LME Copper Base Metal 2 7/2022 USD 419,963 (92,043)
LME Copper Base Metal 4 7/2022 USD 826,018 (198,993)
LME Copper Base Metal 23 7/2022 USD 4,751,248 (1,200,062)
LME Copper Base Metal 24 7/2022 USD 4,959,000 (969,063)
LME Copper Base Metal 31 7/2022 USD 6,404,600 (1,726,007)
LME Copper Base Metal 32 7/2022 USD 6,610,400 (1,618,659)
LME Copper Base Metal 33 7/2022 USD 6,811,497 (1,674,014)
LME Copper Base Metal 34 7/2022 USD 7,016,113 (1,794,249)
LME Copper Base Metal 47 7/2022 USD 9,707,956 (2,442,267)
LME Lead Base Metal 1 7/2022 USD 47,588 (13,176)
LME Lead Base Metal 1 7/2022 USD 47,641 (12,561)
LME Lead Base Metal 2 7/2022 USD 96,165 (25,766)
LME Lead Base Metal 3 7/2022 USD 143,378 (33,354)
LME Lead Base Metal 7 7/2022 USD 334,413 (66,268)
LME Lead Base Metal 9 7/2022 USD 429,910 (83,676)
LME Lead Base Metal 9 7/2022 USD 428,456 (112,467)
LME Lead Base Metal 15 7/2022 USD 714,375 (187,232)
LME Lead Base Metal 25 7/2022 USD 1,195,563 (307,278)
LME Lead Base Metal 29 7/2022 USD 1,384,446 (378,123)
LME Lead Base Metal 48 7/2022 USD 2,290,704 (618,536)
LME Nickel Base Metal 1 7/2022 USD 135,858 (65,265)
LME Nickel Base Metal 2 7/2022 USD 285,012 (103,914)
LME Nickel Base Metal 3 7/2022 USD 407,876 (187,933)
LME Nickel Base Metal 3 7/2022 USD 407,768 (202,710)
LME Nickel Base Metal 4 7/2022 USD 543,288 (244,044)
LME Nickel Base Metal 4 7/2022 USD 543,849 (248,163)
LME Nickel Base Metal 7 7/2022 USD 951,401 (465,327)
LME Nickel Base Metal 7 7/2022 USD 951,006 (457,246)
LME Nickel Base Metal 9 7/2022 USD 1,222,528 (550,859)
LME Nickel Base Metal 39 7/2022 USD 5,298,181 (2,500,502)
LME Zinc Base Metal 2 7/2022 USD 159,150 (52,314)
LME Zinc Base Metal 2 7/2022 USD 158,946 (56,923)
LME Zinc Base Metal 4 7/2022 USD 318,300 (110,132)
LME Zinc Base Metal 8 7/2022 USD 678,460 (175,944)
LME Zinc Base Metal 8 7/2022 USD 636,150 (248,686)
LME Zinc Base Metal 9 7/2022 USD 716,119 (258,845)
LME Zinc Base Metal 10 7/2022 USD 794,938 (314,701)
LME Zinc Base Metal 15 7/2022 USD 1,193,531 (461,617)
LME Zinc Base Metal 22 7/2022 USD 1,747,213 (530,366)
LME Zinc Base Metal 25 7/2022 USD 1,985,781 (660,127)
LME Zinc Base Metal 40 7/2022 USD 3,183,000 (1,283,267)
LME Zinc Base Metal 49 7/2022 USD 3,897,950 (1,574,138)
LME Zinc Base Metal 57 7/2022 USD 4,527,225 (1,428,995)
LME Zinc Base Metal 62 7/2022 USD 4,933,650 (1,724,407)
Natural Gas 63 7/2022 USD 3,417,120 (2,002,096)
NY Harbor ULSD 9 7/2022 USD 1,447,929 (79,895)
RBOB Gasoline 24 7/2022 USD 3,564,590 (68,649)
WTI Crude Oil 7 7/2022 USD 740,320 (61,616)
100 oz Gold 503 8/2022 USD 90,907,190 (3,162,493)
Brent Crude Oil 833 8/2022 USD 87,956,470 (7,168,405)
Lean Hogs 110 8/2022 USD 4,492,400 (137,349)
Live Cattle 202 8/2022 USD 10,712,060 (70,229)
LME Aluminum Base Metal 1 8/2022 USD 60,963 (11,055)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 8/2022 USD $ 60,919 $ (7,509)
LME Aluminum Base Metal 3 8/2022 USD 183,000 (31,346)
LME Aluminum Base Metal 4 8/2022 USD 243,528 (48,984)
LME Aluminum Base Metal 10 8/2022 USD 609,625 (104,420)
LME Aluminum Base Metal 12 8/2022 USD 731,730 (159,480)
LME Aluminum Base Metal 16 8/2022 USD 974,900 (131,336)
LME Aluminum Base Metal 35 8/2022 USD 2,131,063 (458,653)
LME Aluminum Base Metal 74 8/2022 USD 4,507,525 (687,493)
LME Aluminum Base Metal 98 8/2022 USD 5,974,325 (1,255,064)
LME Aluminum Base Metal 153 8/2022 USD 9,314,143 (2,090,271)
LME Copper Base Metal 3 8/2022 USD 619,688 (76,524)
LME Copper Base Metal 3 8/2022 USD 619,650 (90,319)
LME Copper Base Metal 5 8/2022 USD 1,032,813 (138,826)
LME Copper Base Metal 6 8/2022 USD 1,239,833 (182,829)
LME Copper Base Metal 6 8/2022 USD 1,239,375 (176,249)
LME Copper Base Metal 7 8/2022 USD 1,445,850 (196,537)
LME Copper Base Metal 13 8/2022 USD 2,685,963 (267,423)
LME Copper Base Metal 16 8/2022 USD 3,304,800 (492,335)
LME Copper Base Metal 17 8/2022 USD 3,512,816 (557,716)
LME Copper Base Metal 55 8/2022 USD 11,364,719 (1,288,949)
LME Copper Base Metal 72 8/2022 USD 14,878,170 (2,266,483)
LME Lead Base Metal 2 8/2022 USD 95,650 (14,656)
LME Lead Base Metal 5 8/2022 USD 239,125 (29,316)
LME Lead Base Metal 5 8/2022 USD 239,000 (48,836)
LME Lead Base Metal 10 8/2022 USD 478,000 (43,276)
LME Lead Base Metal 15 8/2022 USD 717,563 (75,602)
LME Lead Base Metal 17 8/2022 USD 812,600 (152,150)
LME Lead Base Metal 23 8/2022 USD 1,099,498 (154,063)
LME Lead Base Metal 29 8/2022 USD 1,385,113 (135,014)
LME Lead Base Metal 30 8/2022 USD 1,434,000 (264,540)
LME Lead Base Metal 30 8/2022 USD 1,435,125 (117,196)
LME Nickel Base Metal 1 8/2022 USD 136,117 (26,516)
LME Nickel Base Metal 2 8/2022 USD 272,052 (65,154)
LME Nickel Base Metal 2 8/2022 USD 272,251 (43,354)
LME Nickel Base Metal 5 8/2022 USD 679,935 (230,964)
LME Nickel Base Metal 6 8/2022 USD 815,880 (299,748)
LME Nickel Base Metal 7 8/2022 USD 951,884 (345,936)
LME Nickel Base Metal 7 8/2022 USD 952,266 (200,865)
LME Nickel Base Metal 7 8/2022 USD 952,514 (216,367)
LME Nickel Base Metal 10 8/2022 USD 1,360,200 (410,130)
LME Nickel Base Metal 12 8/2022 USD 1,632,672 (272,483)
LME Zinc Base Metal 1 8/2022 USD 79,306 (7,947)
LME Zinc Base Metal 1 8/2022 USD 79,244 (14,889)
LME Zinc Base Metal 3 8/2022 USD 238,031 (35,661)
LME Zinc Base Metal 3 8/2022 USD 237,715 (43,182)
LME Zinc Base Metal 4 8/2022 USD 317,325 (46,737)
LME Zinc Base Metal 7 8/2022 USD 555,844 (131,537)
LME Zinc Base Metal 13 8/2022 USD 1,032,281 (242,512)
LME Zinc Base Metal 31 8/2022 USD 2,457,331 (357,560)
LME Zinc Base Metal 35 8/2022 USD 2,773,531 (487,461)
LME Zinc Base Metal 41 8/2022 USD 3,255,656 (824,969)
Low Sulphur Gasoil 67 8/2022 USD 7,530,800 (221,409)
Natural Gas 87 8/2022 USD 4,691,040 (912,979)
RBOB Gasoline 75 8/2022 USD 10,715,985 (519,829)
Coffee 'C' 262 9/2022 USD 22,607,325 1,117,891
Corn 455 9/2022 USD 14,304,063 (960,850)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Feeder Cattle 217 9/2022 USD $ 19,120,413 $ 29,072
LME Aluminum Base Metal 1 9/2022 USD 61,106 (8,222)
LME Aluminum Base Metal 15 9/2022 USD 916,688 (109,005)
LME Aluminum Base Metal 16 9/2022 USD 978,000 (22,847)
LME Aluminum Base Metal 17 9/2022 USD 1,039,338 (49,988)
LME Aluminum Base Metal 21 9/2022 USD 1,283,494 (90,970)
LME Aluminum Base Metal 24 9/2022 USD 1,467,264 (59,325)
LME Aluminum Base Metal 27 9/2022 USD 1,649,700 (209,513)
LME Aluminum Base Metal 28 9/2022 USD 1,711,850 (6,733)
LME Aluminum Base Metal 30 9/2022 USD 1,833,750 (143,151)
LME Aluminum Base Metal 48 9/2022 USD 2,932,500 (40,661)
LME Aluminum Base Metal 50 9/2022 USD 3,054,688 (408,325)
LME Aluminum Base Metal 62 9/2022 USD 3,786,263 (484,473)
LME Aluminum Base Metal 85 9/2022 USD 5,196,156 (31,552)
LME Aluminum Base Metal 804 9/2022 USD 49,149,525 (12,745,077)
LME Copper Base Metal 2 9/2022 USD 413,263 (68,831)
LME Copper Base Metal 3 9/2022 USD 619,350 (2,427)
LME Copper Base Metal 6 9/2022 USD 1,239,788 (199,102)
LME Copper Base Metal 7 9/2022 USD 1,446,419 (249,945)
LME Copper Base Metal 8 9/2022 USD 1,651,600 (21,421)
LME Copper Base Metal 12 9/2022 USD 2,479,575 (322,382)
LME Copper Base Metal 13 9/2022 USD 2,683,795 (70,414)
LME Copper Base Metal 16 9/2022 USD 3,305,700 (438,342)
LME Copper Base Metal 19 9/2022 USD 3,925,281 (403,346)
LME Copper Base Metal 21 9/2022 USD 4,338,600 (525,468)
LME Copper Base Metal 24 9/2022 USD 4,959,150 (878,806)
LME Copper Base Metal 26 9/2022 USD 5,367,050 (191,810)
LME Copper Base Metal 44 9/2022 USD 9,090,146 (1,322,005)
LME Copper Base Metal 534 9/2022 USD 110,270,999 (18,911,319)
LME Lead Base Metal 1 9/2022 USD 47,688 (2,533)
LME Lead Base Metal 2 9/2022 USD 95,501 (10,060)
LME Lead Base Metal 7 9/2022 USD 334,492 (50,414)
LME Lead Base Metal 10 9/2022 USD 476,875 (4,539)
LME Lead Base Metal 12 9/2022 USD 572,250 (9,182)
LME Lead Base Metal 14 9/2022 USD 668,791 (112,536)
LME Lead Base Metal 14 9/2022 USD 668,696 (93,724)
LME Lead Base Metal 19 9/2022 USD 906,538 (89,600)
LME Lead Base Metal 24 9/2022 USD 1,144,800 (29,499)
LME Lead Base Metal 27 9/2022 USD 1,288,238 (120,590)
LME Lead Base Metal 40 9/2022 USD 1,911,920 (258,185)
LME Lead Base Metal 463 9/2022 USD 22,090,888 (4,542,559)
LME Nickel Base Metal 1 9/2022 USD 136,239 (22,884)
LME Nickel Base Metal 1 9/2022 USD 136,188 (3,304)
LME Nickel Base Metal 1 9/2022 USD 136,187 (7,201)
LME Nickel Base Metal 2 9/2022 USD 272,461 (81,545)
LME Nickel Base Metal 2 9/2022 USD 272,371 (11,735)
LME Nickel Base Metal 2 9/2022 USD 272,478 (67,668)
LME Nickel Base Metal 2 9/2022 USD 272,445 (38,361)
LME Nickel Base Metal 3 9/2022 USD 408,717 (112,482)
LME Nickel Base Metal 4 9/2022 USD 544,824 (75,738)
LME Nickel Base Metal 7 9/2022 USD 953,442 (119,259)
LME Nickel Base Metal 20 9/2022 USD 2,723,735 (677,124)
LME Nickel Base Metal 22 9/2022 USD 2,995,938 (111,707)
LME Nickel Base Metal 134 9/2022 USD 18,251,604 (7,581,449)
LME Zinc Base Metal 2 9/2022 USD 158,371 (21,736)
LME Zinc Base Metal 2 9/2022 USD 158,371 (23,960)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 9/2022 USD $ 237,587 $ (47,960)
LME Zinc Base Metal 5 9/2022 USD 395,928 (79,712)
LME Zinc Base Metal 5 9/2022 USD 395,928 (74,525)
LME Zinc Base Metal 6 9/2022 USD 473,600 (31,606)
LME Zinc Base Metal 7 9/2022 USD 554,299 (83,458)
LME Zinc Base Metal 9 9/2022 USD 712,557 (96,890)
LME Zinc Base Metal 10 9/2022 USD 792,055 (179,925)
LME Zinc Base Metal 24 9/2022 USD 1,894,200 (35,682)
LME Zinc Base Metal 41 9/2022 USD 3,248,246 (736,050)
LME Zinc Base Metal 51 9/2022 USD 4,025,392 (258,972)
LME Zinc Base Metal 111 9/2022 USD 8,764,838 (766,633)
LME Zinc Base Metal 750 9/2022 USD 59,264,063 (15,706,486)
Low Sulphur Gasoil 42 9/2022 USD 4,628,400 (155,510)
Silver 505 9/2022 USD 51,388,800 (3,301,683)
Sugar No. 11 2,085 9/2022 USD 43,201,200 (1,990,916)
Lean Hogs 41 10/2022 USD 1,454,270 (17,912)
Live Cattle 6 10/2022 USD 333,060 (184)
Soybean 1,025 11/2022 USD 74,722,500 (3,486,760)
100 oz Gold 133 12/2022 USD 24,305,750 (66,493)
Cotton No. 2 193 12/2022 USD 9,538,060 (1,767,700)
Soybean Meal 821 12/2022 USD 33,390,070 510,670
Soybean Oil 583 12/2022 USD 22,548,108 (4,013,466)
Platinum 4 6/2023 JPY 58,387 (61)
(149,685,877)
Short Contracts
LME Aluminum Base Metal (1) 7/2022 USD (61,250) 26,585
LME Aluminum Base Metal (1) 7/2022 USD (60,812) 20,812
LME Aluminum Base Metal (1) 7/2022 USD (60,828) 18,251
LME Aluminum Base Metal (1) 7/2022 USD (60,717) 21,702
LME Aluminum Base Metal (2) 7/2022 USD (121,689) 34,456
LME Aluminum Base Metal (4) 7/2022 USD (242,690) 97,798
LME Aluminum Base Metal (6) 7/2022 USD (364,814) 131,107
LME Aluminum Base Metal (31) 7/2022 USD (1,886,001) 517,975
LME Aluminum Base Metal (31) 7/2022 USD (1,880,499) 811,212
LME Aluminum Base Metal (45) 7/2022 USD (2,730,263) 1,066,539
LME Aluminum Base Metal (52) 7/2022 USD (3,158,558) 1,084,489
LME Aluminum Base Metal (69) 7/2022 USD (4,195,631) 1,467,678
LME Aluminum Base Metal (70) 7/2022 USD (4,245,500) 1,845,740
LME Copper Base Metal (1) 7/2022 USD (206,385) 53,262
LME Copper Base Metal (1) 7/2022 USD (206,433) 52,690
LME Copper Base Metal (1) 7/2022 USD (206,588) 50,676
LME Copper Base Metal (2) 7/2022 USD (419,963) 92,517
LME Copper Base Metal (4) 7/2022 USD (826,018) 201,229
LME Copper Base Metal (23) 7/2022 USD (4,751,248) 1,180,072
LME Copper Base Metal (24) 7/2022 USD (4,959,000) 925,803
LME Copper Base Metal (31) 7/2022 USD (6,404,600) 1,657,306
LME Copper Base Metal (32) 7/2022 USD (6,610,400) 1,608,045
LME Copper Base Metal (33) 7/2022 USD (6,811,497) 1,652,916
LME Copper Base Metal (34) 7/2022 USD (7,016,113) 1,749,061
LME Copper Base Metal (47) 7/2022 USD (9,707,956) 2,439,148
LME Lead Base Metal (1) 7/2022 USD (47,641) 12,181
LME Lead Base Metal (1) 7/2022 USD (47,588) 13,159
LME Lead Base Metal (2) 7/2022 USD (96,165) 25,630
LME Lead Base Metal (3) 7/2022 USD (143,378) 33,540
LME Lead Base Metal (7) 7/2022 USD (334,413) 62,531

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (9) 7/2022 USD $ (428,456) $ 113,448
LME Lead Base Metal (9) 7/2022 USD (429,910) 81,432
LME Lead Base Metal (15) 7/2022 USD (714,375) 187,031
LME Lead Base Metal (25) 7/2022 USD (1,195,563) 307,544
LME Lead Base Metal (29) 7/2022 USD (1,384,446) 369,978
LME Lead Base Metal (48) 7/2022 USD (2,290,704) 619,170
LME Nickel Base Metal (1) 7/2022 USD (135,858) 63,632
LME Nickel Base Metal (2) 7/2022 USD (285,012) 102,181
LME Nickel Base Metal (3) 7/2022 USD (407,768) 200,111
LME Nickel Base Metal (3) 7/2022 USD (407,876) 188,614
LME Nickel Base Metal (4) 7/2022 USD (543,288) 242,340
LME Nickel Base Metal (4) 7/2022 USD (543,849) 237,782
LME Nickel Base Metal (7) 7/2022 USD (951,006) 459,459
LME Nickel Base Metal (7) 7/2022 USD (951,401) 455,582
LME Nickel Base Metal (9) 7/2022 USD (1,222,528) 543,111
LME Nickel Base Metal (39) 7/2022 USD (5,298,181) 2,488,864
LME Zinc Base Metal (2) 7/2022 USD (158,946) 54,548
LME Zinc Base Metal (2) 7/2022 USD (159,150) 50,644
LME Zinc Base Metal (4) 7/2022 USD (318,300) 108,038
LME Zinc Base Metal (8) 7/2022 USD (678,460) 164,016
LME Zinc Base Metal (8) 7/2022 USD (636,150) 243,626
LME Zinc Base Metal (9) 7/2022 USD (716,119) 264,405
LME Zinc Base Metal (10) 7/2022 USD (794,938) 314,283
LME Zinc Base Metal (15) 7/2022 USD (1,193,531) 454,549
LME Zinc Base Metal (22) 7/2022 USD (1,747,213) 540,448
LME Zinc Base Metal (25) 7/2022 USD (1,985,781) 661,645
LME Zinc Base Metal (40) 7/2022 USD (3,183,000) 1,283,882
LME Zinc Base Metal (49) 7/2022 USD (3,897,950) 1,571,530
LME Zinc Base Metal (57) 7/2022 USD (4,527,225) 1,508,907
LME Zinc Base Metal (62) 7/2022 USD (4,933,650) 1,669,167
LME Aluminum Base Metal (1) 8/2022 USD (60,963) 11,110
LME Aluminum Base Metal (1) 8/2022 USD (60,919) 7,409
LME Aluminum Base Metal (3) 8/2022 USD (183,000) 30,741
LME Aluminum Base Metal (4) 8/2022 USD (243,528) 50,874
LME Aluminum Base Metal (10) 8/2022 USD (609,625) 97,845
LME Aluminum Base Metal (12) 8/2022 USD (731,730) 162,385
LME Aluminum Base Metal (16) 8/2022 USD (974,900) 122,253
LME Aluminum Base Metal (35) 8/2022 USD (2,131,063) 447,119
LME Aluminum Base Metal (74) 8/2022 USD (4,507,525) 617,573
LME Aluminum Base Metal (98) 8/2022 USD (5,974,325) 1,236,182
LME Aluminum Base Metal (153) 8/2022 USD (9,314,143) 2,045,648
LME Copper Base Metal (3) 8/2022 USD (619,650) 90,067
LME Copper Base Metal (3) 8/2022 USD (619,688) 77,130
LME Copper Base Metal (5) 8/2022 USD (1,032,813) 135,771
LME Copper Base Metal (6) 8/2022 USD (1,239,375) 172,297
LME Copper Base Metal (6) 8/2022 USD (1,239,833) 186,652
LME Copper Base Metal (7) 8/2022 USD (1,445,850) 199,657
LME Copper Base Metal (13) 8/2022 USD (2,685,963) 256,472
LME Copper Base Metal (16) 8/2022 USD (3,304,800) 475,558
LME Copper Base Metal (17) 8/2022 USD (3,512,816) 568,564
LME Copper Base Metal (55) 8/2022 USD (11,364,719) 1,309,887
LME Copper Base Metal (72) 8/2022 USD (14,878,170) 2,329,641
LME Lead Base Metal (2) 8/2022 USD (95,650) 14,595
LME Lead Base Metal (5) 8/2022 USD (239,125) 28,737
LME Lead Base Metal (5) 8/2022 USD (239,000) 49,373
LME Lead Base Metal (10) 8/2022 USD (478,000) 42,336

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (15) 8/2022 USD $ (717,563) $ 74,433
LME Lead Base Metal (17) 8/2022 USD (812,600) 153,805
LME Lead Base Metal (23) 8/2022 USD (1,099,498) 151,908
LME Lead Base Metal (29) 8/2022 USD (1,385,113) 136,003
LME Lead Base Metal (30) 8/2022 USD (1,435,125) 116,546
LME Lead Base Metal (30) 8/2022 USD (1,434,000) 272,171
LME Nickel Base Metal (1) 8/2022 USD (136,117) 24,860
LME Nickel Base Metal (2) 8/2022 USD (272,251) 40,643
LME Nickel Base Metal (2) 8/2022 USD (272,052) 62,545
LME Nickel Base Metal (5) 8/2022 USD (679,935) 232,470
LME Nickel Base Metal (6) 8/2022 USD (815,880) 315,715
LME Nickel Base Metal (7) 8/2022 USD (952,514) 219,746
LME Nickel Base Metal (7) 8/2022 USD (952,266) 204,183
LME Nickel Base Metal (7) 8/2022 USD (951,884) 331,162
LME Nickel Base Metal (10) 8/2022 USD (1,360,200) 362,670
LME Nickel Base Metal (12) 8/2022 USD (1,632,672) 269,422
LME Zinc Base Metal (1) 8/2022 USD (79,306) 7,998
LME Zinc Base Metal (1) 8/2022 USD (79,244) 13,916
LME Zinc Base Metal (3) 8/2022 USD (238,031) 38,185
LME Zinc Base Metal (3) 8/2022 USD (237,715) 42,401
LME Zinc Base Metal (4) 8/2022 USD (317,325) 44,105
LME Zinc Base Metal (7) 8/2022 USD (555,844) 131,124
LME Zinc Base Metal (13) 8/2022 USD (1,032,281) 239,405
LME Zinc Base Metal (31) 8/2022 USD (2,457,331) 387,262
LME Zinc Base Metal (35) 8/2022 USD (2,773,531) 489,947
LME Zinc Base Metal (41) 8/2022 USD (3,255,656) 844,223
NY Harbor ULSD (8) 8/2022 USD (1,265,006) 80,952
WTI Crude Oil (283) 8/2022 USD (29,177,300) 1,312,346
Cocoa (190) 9/2022 USD (4,446,000) 332,306
LME Aluminum Base Metal (1) 9/2022 USD (61,106) 9,266
LME Aluminum Base Metal (15) 9/2022 USD (916,688) 108,893
LME Aluminum Base Metal (16) 9/2022 USD (978,000) 27,500
LME Aluminum Base Metal (17) 9/2022 USD (1,039,338) 59,558
LME Aluminum Base Metal (21) 9/2022 USD (1,283,494) 90,894
LME Aluminum Base Metal (24) 9/2022 USD (1,467,264) 71,788
LME Aluminum Base Metal (27) 9/2022 USD (1,649,700) 217,945
LME Aluminum Base Metal (28) 9/2022 USD (1,711,850) (4,475)
LME Aluminum Base Metal (30) 9/2022 USD (1,833,750) 124,314
LME Aluminum Base Metal (48) 9/2022 USD (2,932,500) 59,876
LME Aluminum Base Metal (50) 9/2022 USD (3,054,688) 420,190
LME Aluminum Base Metal (62) 9/2022 USD (3,786,263) 538,055
LME Aluminum Base Metal (85) 9/2022 USD (5,196,156) 61,275
LME Aluminum Base Metal (547) 9/2022 USD (33,438,794) 5,007,516
LME Copper Base Metal (2) 9/2022 USD (413,263) 69,482
LME Copper Base Metal (3) 9/2022 USD (619,350) 4,867
LME Copper Base Metal (6) 9/2022 USD (1,239,788) 198,697
LME Copper Base Metal (7) 9/2022 USD (1,446,419) 255,438
LME Copper Base Metal (8) 9/2022 USD (1,651,600) 30,668
LME Copper Base Metal (12) 9/2022 USD (2,479,575) 307,692
LME Copper Base Metal (13) 9/2022 USD (2,683,795) 74,365
LME Copper Base Metal (16) 9/2022 USD (3,305,700) 411,234
LME Copper Base Metal (19) 9/2022 USD (3,925,281) 437,923
LME Copper Base Metal (21) 9/2022 USD (4,338,600) 515,939
LME Copper Base Metal (24) 9/2022 USD (4,959,150) 879,712
LME Copper Base Metal (26) 9/2022 USD (5,367,050) 206,925
LME Copper Base Metal (44) 9/2022 USD (9,090,146) 1,286,038

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (176) 9/2022 USD $ (36,344,000) $ 7,232,845
LME Lead Base Metal (1) 9/2022 USD (47,688) 2,166
LME Lead Base Metal (2) 9/2022 USD (95,501) 9,569
LME Lead Base Metal (7) 9/2022 USD (334,492) 51,890
LME Lead Base Metal (10) 9/2022 USD (476,875) 1,753
LME Lead Base Metal (12) 9/2022 USD (572,250) 11,454
LME Lead Base Metal (14) 9/2022 USD (668,696) 97,955
LME Lead Base Metal (14) 9/2022 USD (668,791) 111,673
LME Lead Base Metal (19) 9/2022 USD (906,538) 91,862
LME Lead Base Metal (24) 9/2022 USD (1,144,800) 39,574
LME Lead Base Metal (27) 9/2022 USD (1,288,238) 120,754
LME Lead Base Metal (40) 9/2022 USD (1,911,920) 251,750
LME Lead Base Metal (183) 9/2022 USD (8,731,388) 1,171,761
LME Nickel Base Metal (1) 9/2022 USD (136,188) 4,809
LME Nickel Base Metal (1) 9/2022 USD (136,239) 21,091
LME Nickel Base Metal (1) 9/2022 USD (136,187) 400
LME Nickel Base Metal (2) 9/2022 USD (272,478) 63,516
LME Nickel Base Metal (2) 9/2022 USD (272,461) 79,636
LME Nickel Base Metal (2) 9/2022 USD (272,445) 34,699
LME Nickel Base Metal (2) 9/2022 USD (272,371) 8,723
LME Nickel Base Metal (3) 9/2022 USD (408,717) 112,149
LME Nickel Base Metal (4) 9/2022 USD (544,824) 67,909
LME Nickel Base Metal (7) 9/2022 USD (953,442) 126,472
LME Nickel Base Metal (20) 9/2022 USD (2,723,735) 646,052
LME Nickel Base Metal (22) 9/2022 USD (2,995,938) 73,191
LME Nickel Base Metal (155) 9/2022 USD (21,111,930) 6,074,584
LME Zinc Base Metal (2) 9/2022 USD (158,371) 23,490
LME Zinc Base Metal (2) 9/2022 USD (158,371) 21,873
LME Zinc Base Metal (3) 9/2022 USD (237,587) 47,836
LME Zinc Base Metal (5) 9/2022 USD (395,928) 73,933
LME Zinc Base Metal (5) 9/2022 USD (395,928) 81,558
LME Zinc Base Metal (6) 9/2022 USD (473,600) 33,683
LME Zinc Base Metal (7) 9/2022 USD (554,299) 79,706
LME Zinc Base Metal (9) 9/2022 USD (712,557) 108,666
LME Zinc Base Metal (10) 9/2022 USD (792,055) 178,065
LME Zinc Base Metal (24) 9/2022 USD (1,894,200) 75,379
LME Zinc Base Metal (41) 9/2022 USD (3,248,246) 733,896
LME Zinc Base Metal (51) 9/2022 USD (4,025,392) 229,308
LME Zinc Base Metal (111) 9/2022 USD (8,764,838) 883,535
LME Zinc Base Metal (114) 9/2022 USD (9,008,138) 1,685,483
Wheat (211) 9/2022 USD (9,326,200) 652,409
Platinum (7) 4/2023 JPY (102,900) 136
85,091,173
$ (64,594,704)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 13,292,512 $ 13,292,512
GSIN
Cash 15,796 – 15,796
JPPC
Cash – 27,409,327 27,409,327
MSCL
Cash – 65,039,089 65,039,089

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 95.8%
COMMON STOCKS - 4.8%
Italy - 4.1%
A2A SpA (a) 2,380,215 3,028,902
Assicurazioni Generali SpA (a) 232,797 3,718,414
Azimut Holding SpA (a) 58,813 1,023,698
Banco BPM SpA (a) 281,913 804,772
Buzzi Unicem SpA (a) 223,441 3,667,655
Eni SpA (a) 448,129 5,315,109
Hera SpA (a) 779,602 2,259,084
Intesa Sanpaolo SpA (a) 47,051 88,055
Italgas SpA (a) 55,356 323,021
Leonardo SpA (a) 679,235 6,891,386
Mediobanca Banca di Credito
Finanziario SpA (a) 15,498 134,408
Pirelli & C SpA (a)(b) 60,112 244,658
Poste Italiane SpA (a)(b) 46,469 434,786
Prysmian SpA (a) 56,738 1,558,758
UniCredit SpA (a) 1,570 15,003
Unipol Gruppo SpA (a) 867,616 3,951,978
33,459,687
—
United States - 0.7%
Stellantis NV (a) 305,036 3,786,944
Tenaris SA (a) 167,325 2,149,145
5,936,089
—
TOTAL COMMON STOCKS
(Cost $44,154,162) 39,395,776
SHORT-TERM INVESTMENTS - 91.0%
INVESTMENT COMPANIES - 38.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(c)(d) 24,281,829 24,281,829
Limited Purpose Cash Investment
Fund, 1.15% (1)(c)(e) 296,459,149 296,221,982
TOTAL INVESTMENT COMPANIES
(Cost $320,531,131) 320,503,811
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.3%
U.S. Treasury Bills
0.22%, 7/7/2022 (f) $ 13,491,000 13,489,314
0.28%, 7/14/2022 (f)(g) 29,610,000 29,598,610
0.49%, 8/4/2022 (f)(g) 16,508,000 16,489,564
0.71%, 8/25/2022 (f) 1,947,000 1,942,731
0.67%, 9/1/2022 (f)(g) 12,857,000 12,823,288
0.70%, 9/8/2022 (f)(g) 49,872,000 49,724,675
0.82%, 9/15/2022 (f)(g) 53,349,000 53,171,051
0.87%, 9/22/2022 (f)(g) 15,372,000 15,314,379
1.06%, 9/29/2022 (f)(g) 1,670,000 1,663,153
1.12%, 10/6/2022 (f)(g) 33,169,000 33,013,493
1.23%, 10/13/2022 (f)(g) 23,862,000 23,733,420
1.38%, 10/27/2022 (f)(g) 56,468,000 56,112,119
1.42%, 11/3/2022 (f)(g) 7,809,000 7,755,272
1.39%, 11/10/2022 (f)(g) 30,207,000 29,983,516
1.50%, 11/17/2022 (f)(g) 3,490,000 3,462,359
1.59%, 12/1/2022 (f)(g) 9,850,000 9,757,745
1.72%, 12/8/2022 (f)(g) 39,538,000 39,141,257
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.3% (continued)
2.18%, 12/15/2022 (f) $ 125,000 123,691
2.53%, 12/29/2022 (f) 36,077,000 35,638,043
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $433,578,764) 432,937,680
TOTAL SHORT-TERM INVESTMENTS
(Cost $754,109,895) 753,441,491
TOTAL LONG POSITIONS
(Cost $798,264,057) 792,837,267
SHARES
SHORT POSITIONS - (4.7)%
COMMON STOCKS - (4.7)%
Canada - (0.2)%
SNC-Lavalin Group, Inc. (1) (76,793) (1,320,849)
Italy - (4.4)%
Amplifon SpA (55,731) (1,713,426)
Banca Generali SpA (29,313) (829,941)
Brembo SpA (93,321) (909,927)
Davide Campari-Milano NV (571,529) (6,029,459)
DiaSorin SpA (10,843) (1,425,969)
Enel SpA (85,073) (466,559)
Ferrari NV (19,126) (3,519,905)
FinecoBank Banca Fineco SpA (47,953) (575,271)
Infrastrutture Wireless Italiane SpA
(b) (237,695) (2,416,478)
Interpump Group SpA (29,282) (1,121,161)
Moncler SpA (73,651) (3,173,327)
Nexi SpA *(b) (312,597) (2,595,944)
Recordati Industria Chimica e
Farmaceutica SpA (70,710) (3,083,610)
Reply SpA (5,988) (728,447)
Salvatore Ferragamo SpA (61,646) (952,319)
Snam SpA (640,937) (3,362,592)
Telecom Italia SpA * (2,471,204) (647,969)
Terna - Rete Elettrica Nazionale (451,578) (3,550,412)
(37,102,716)
—
Portugal – (0.0) % (h)
Banco Espirito Santo SA
(Registered) (3)*(i) (216,618) (2)
United Kingdom - (0.1)%
CNH Industrial NV (71,324) (824,887)
TOTAL COMMON STOCKS
(Proceeds $(48,386,206)) (39,248,454)
TOTAL SHORT POSITIONS
(Proceeds $(48,386,206)) (39,248,454)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.1%
(Cost $749,877,851) 753,588,813
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.9% (j) 74,040,413
NET ASSETS - 100.0% 827,629,226

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $39,700,511. In addition,
$2,808,823 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $(4,332,978), which represents approximately (0.52)% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended June 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (3,064,446) (0.4) %
Consumer Discretionary (4,523,877) (0.5)
Consumer Staples (6,029,459) (0.7)
Energy 7,464,254 0.9
Financials 8,765,900 1.1
Health Care (6,223,004) (0.7)
Industrials 5,183,246 0.6
Information Technology (3,324,391) (0.4)
Materials 3,667,655 0.4
Utilities (1,768,556) (0.2)
Investment Companies 320,503,811 38.7
U.S. Treasury Obligations 432,937,680 52.3
Total Investments In Securities
At Value 753,588,813 91.1
Other Assets in Excess of
Liabilities (j) 74,040,413 8.9
Net Assets
$ 827,629,226 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2022
Shares
Held At
6/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 35.8%
INVESTMENT COMPANIES - 35.8%
Limited Purpose
Cash Investment
Fund,
1.15% (1)(a)
(Cost $296,249,302) $255,575,499 $1,127,014,534 $(1,086,244,328) $(96,390) $(27,333) $296,221,982 296,459,149 $436,372 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of June 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 215,300,000 $ 4,783,254 $ (548,778) $ 4,234,476
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 2,700,000 58,598 (11,067) 47,531
Receive 1D TONAR Annual 0.00% Annual 9/23/2032 JPY 14,232,600,000 3,484,157 1,379,905 4,864,062
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 93,300,000 1,785,919 473,991 2,259,910
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 202,400,000 2,751,585 628,704 3,380,289
Receive 6M BBR Semi 3.50% Semi 9/09/2032 AUD 17,700,000 412,112 222,259 634,371
Receive 6M BBR Semi 3.00% Semi 9/09/2032 AUD 6,400,000 116,264 295,781 412,045
Receive 6M BBR Semi 2.50% Semi 9/09/2032 AUD 45,600,000 293,167 3,944,149 4,237,316
Receive 6M BBR Semi 3.50% Semi 12/09/2032 AUD 19,800,000 413,235 336,923 750,158
Receive 6M EURIBOR Semi 1.00% Annual 9/21/2032 EUR 24,900,000 2,164,549 756,620 2,921,169
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 71,700,000 4,499,259 9,036,036 13,535,295
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 44,800,000 5,036,128 484,113 5,520,241
25,798,227 16,998,636 42,796,863
Pay 1D SOFR Annual 2.00% Annual 12/21/2032 USD 49,600,000 (3,852,230) 358,940 (3,493,290)
Pay 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 600,000 (61,165) 7,626 (53,539)
Pay 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 102,022,500,000 (1,035,590) (282,115) (1,317,705)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 1,082,900,000 (17,885) 193 (17,692)
Pay 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 21,600,000 (1,812,324) (235,630) (2,047,954)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 49,000,000 (3,260,143) (596,189) (3,856,332)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 215,800,000 (825,710) (3,705,410) (4,531,120)
Pay 3M BBR Qtrly 3.50% Qtrly 9/12/2024 AUD 70,900,000 (58,336) (11,625) (69,961)
Pay 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 86,900,000 (77,770) (150,534) (228,304)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 365,800,000 (8,166,889) (5,476,135) (13,643,024)
Pay 6M EURIBOR Semi 0.50% Annual 9/23/2024 EUR 94,000,000 (1,680,640) (370,300) (2,050,940)
Pay 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 144,700,000 (3,799,531) 776,184 (3,023,347)
Receive 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 6,879,800,000 (461,982) 319,884 (142,098)
Receive 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 221,000,000 (1,226) 552 (674)
(25,111,421) (9,364,559) (34,475,980)
$ 686,806 $ 7,634,077 $ 8,320,883
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 1.50%
1 Day Sterling Overnight Index Average (''SONIA''): 1.19%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 1.81%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 2.76%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 2.67%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 0.26%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2022 USD (1,666,585) $ 3,482
MSCI Daily TR
Net Israel Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-1.05%) Monthly JPMC 09/21/2022 USD (234,868) 16,519
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.45%) Monthly CITI 09/21/2022 SGD (4,396,037) 166,404
186,405
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/15/2022 ZAR (234,920) (98)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/17/2022 BRL 40,422,645 (324,233)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/20/2022 TWD 201,811,200 (464,694)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/20/2022 TWD 272,006,400 (656,208)
Tel Aviv Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/27/2022 ILS (4,754,698) (8,952)
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 09/16/2022 PLN (2,713,600) (3,004)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 USD 1,894,786 (212,365)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2022 EUR 13,100,682 $ (1,314,661)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2022 MXN 19,382,230 (28,946)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.30%) Monthly CITI 09/21/2022 EUR (5,227,035) (161,672)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2022 EUR 6,226,609 (50,004)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2022 CHF 9,096,042 (427,595)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2022 GBP 3,176,529 (147,250)
(3,799,682)
$ (3,613,277)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 531 7/2022 USD $ 57,894,930 $ (3,433,995)
CAC 40 10 Euro Index 146 7/2022 EUR 9,048,461 (97,916)
HSCEI 9 7/2022 HKD 435,216 (6,052)
IBEX 35 Index 627 7/2022 EUR 52,825,370 (524,565)
LME Copper Base Metal 1 7/2022 USD 206,588 (49,315)
LME Copper Base Metal 4 7/2022 USD 825,425 (225,180)
LME Copper Base Metal 5 7/2022 USD 1,033,125 (200,962)
LME Copper Base Metal 9 7/2022 USD 1,859,625 (372,331)
LME Copper Base Metal 18 7/2022 USD 3,719,250 (695,240)
LME Copper Base Metal 26 7/2022 USD 5,370,950 (1,340,693)
Natural Gas 103 7/2022 USD 5,586,720 (3,150,566)
SGX FTSE Taiwan Index 538 7/2022 USD 27,287,360 (1,032,654)
WTI Crude Oil 218 7/2022 USD 23,055,680 (2,502,064)
LME Copper Base Metal 8 8/2022 USD 1,653,050 (196,971)
LME Copper Base Metal 20 8/2022 USD 4,131,250 (568,226)
LME Copper Base Metal 61 8/2022 USD 12,604,811 (1,798,674)
3 Month Euro Euribor 340 9/2022 EUR 88,625,917 6,253
ASX 90 Day Bank Accepted Bill 57 9/2022 AUD 39,084,047 (239,676)
ASX 90 Day Bank Accepted Bill 102 9/2022 AUD 69,939,873 (119,382)
Australia 10 Year Bond 1,375 9/2022 AUD 113,412,034 2,624,331
Canada 10 Year Bond 447 9/2022 CAD 43,092,161 278,319
Euro-Bund 1,886 9/2022 EUR 294,113,099 8,388,456
FTSE 100 Index 1,419 9/2022 GBP 123,004,501 (463,968)
FTSE/MIB Index 124 9/2022 EUR 13,779,453 (623,159)
Japan 10 Year Bond 132 9/2022 JPY 144,832,252 11,146
LME Copper Base Metal 4 9/2022 USD 826,400 (100,083)
LME Copper Base Metal 7 9/2022 USD 1,446,419 (179,601)
LME Copper Base Metal 15 9/2022 USD 3,099,469 (516,230)
LME Copper Base Metal 26 9/2022 USD 5,371,438 (527,486)
LME Copper Base Metal 54 9/2022 USD 11,146,950 (159,810)
LME Copper Base Metal 64 9/2022 USD 13,212,800 (249,834)
LME Copper Base Metal 186 9/2022 USD 38,409,000 (2,129,178)
S&P/TSX 60 Index 4 9/2022 CAD 710,068 (46,020)
SET50 Index 754 9/2022 THB 4,007,684 (52,501)
Silver 136 9/2022 USD 13,839,360 (600,107)
SPI 200 Index 271 9/2022 AUD 30,214,503 (300,309)
TOPIX Index 1,047 9/2022 JPY 144,340,618 (5,007,034)
3 Month Euro Euribor 1,205 12/2022 EUR 312,143,370 (505,084)
ASX 90 Day Bank Accepted Bill 676 12/2022 AUD 462,605,248 (300,894)
3 Month Euro Euribor 1,253 3/2023 EUR 323,329,869 (344,358)
ASX 90 Day Bank Accepted Bill 685 3/2023 AUD 468,397,781 (274,772)
3 Month Euro Euribor 1,063 6/2023 EUR 273,646,939 215,212
ASX 90 Day Bank Accepted Bill 562 6/2023 AUD 384,281,930 28,273
(17,382,900)
Short Contracts
Amsterdam Exchange Index (204) 7/2022 EUR (28,175,159) (702,800)
FTSE Bursa Malaysia KLCI Index (6) 7/2022 MYR (97,981) 909
Hang Seng Index (86) 7/2022 HKD (11,915,583) 121,963
LME Copper Base Metal (1) 7/2022 USD (206,588) 50,676
LME Copper Base Metal (4) 7/2022 USD (825,425) 229,114
LME Copper Base Metal (5) 7/2022 USD (1,033,125) 205,487
LME Copper Base Metal (9) 7/2022 USD (1,859,625) 360,976
LME Copper Base Metal (18) 7/2022 USD (3,719,250) 708,703

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (26) 7/2022 USD $ (5,370,950) $ 1,315,441
MSCI Singapore Index (1,551) 7/2022 SGD (31,320,309) 980,964
OMXS30 Index (476) 7/2022 SEK (8,703,614) 370,950
SGX NIFTY 50 Index (242) 7/2022 USD (7,609,690) 50,261
100 oz Gold (633) 8/2022 USD (114,402,090) 2,300,679
LME Copper Base Metal (8) 8/2022 USD (1,653,050) 187,094
LME Copper Base Metal (20) 8/2022 USD (4,131,250) 552,727
LME Copper Base Metal (61) 8/2022 USD (12,604,811) 1,803,286
3 Month Canadian Bankers Acceptance (17) 9/2022 CAD (3,187,665) 536
Corn (1,781) 9/2022 USD (55,990,188) 8,442,118
DAX Index (194) 9/2022 EUR (64,909,342) 3,145,507
EURO STOXX 50 Index (1,064) 9/2022 EUR (38,367,797) 908,038
FTSE/JSE Top 40 Index (21) 9/2022 ZAR (773,949) 1,025
KOSPI 200 Index (107) 9/2022 KRW (6,334,171) 172,826
LME Copper Base Metal (4) 9/2022 USD (826,400) 98,274
LME Copper Base Metal (7) 9/2022 USD (1,446,419) 188,938
LME Copper Base Metal (15) 9/2022 USD (3,099,469) 522,242
LME Copper Base Metal (26) 9/2022 USD (5,371,438) 567,707
LME Copper Base Metal (54) 9/2022 USD (11,146,950) 134,195
LME Copper Base Metal (64) 9/2022 USD (13,212,800) 158,125
LME Copper Base Metal (161) 9/2022 USD (33,246,500) 4,802,653
Long Gilt (2,180) 9/2022 GBP (303,478,733) 7,038,778
S&P 500 E-Mini Index (631) 9/2022 USD (119,558,725) 2,482,688
U.S. Treasury 10 Year Note (2,209) 9/2022 USD (261,455,859) (6,564,410)
Soybean (460) 11/2022 USD (33,534,000) 2,494,762
3 Month Canadian Bankers Acceptance (158) 12/2022 CAD (29,522,199) (10,922)
3 Month SOFR (273) 12/2022 USD (66,222,975) 390,670
3 Month SONIA (112) 12/2022 GBP (33,291,938) 478,849
3 Month Canadian Bankers Acceptance (187) 3/2023 CAD (34,951,727) (23,170)
3 Month SOFR (1,007) 3/2023 USD (243,278,613) 981,572
3 Month SONIA (520) 3/2023 GBP (153,730,991) 2,935,342
3 Month Canadian Bankers Acceptance (151) 6/2023 CAD (28,247,980) (31,230)
3 Month SOFR (1,013) 6/2023 USD (244,576,188) 725,219
3 Month SONIA (540) 6/2023 GBP (159,380,785) 971,921
3 Month SOFR (886) 9/2023 USD (214,334,475) (181,955)
3 Month SONIA (398) 9/2023 GBP (117,572,494) 446,007
39,812,735
$ 22,429,835
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 4,011,000 USD 747,955 CITI
**
9/21/2022 $ 1,134
BRL 4,011,000 USD 747,956 JPMC
**
9/21/2022 1,133
CAD 2,064,906 USD 1,604,327 CITI 9/21/2022 87
CAD 2,064,906 USD 1,604,329 JPMC 9/21/2022 85
CHF 13,331,500 USD 13,917,497 CITI 9/21/2022 127,916
CHF 13,331,500 USD 13,917,514 JPMC 9/21/2022 127,898
CLP 4,004,500 USD 4,239 CITI
**
9/21/2022 53
CLP 4,004,500 USD 4,239 JPMC
**
9/21/2022 53
CNY 16,120,250 USD 2,398,831 CITI
**
9/21/2022 8,359

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 16,120,250 USD 2,398,834 JPMC
**
9/21/2022 $ 8,355
GBP 6,254,000 USD 7,622,530 CITI 9/21/2022 2,237
GBP 6,254,000 USD 7,622,540 JPMC 9/21/2022 2,227
HUF 82,003,500 USD 212,665 CITI 9/21/2022 1,254
HUF 82,003,500 USD 212,665 JPMC 9/21/2022 1,254
KRW 20,728,000 USD 16,102 CITI
**
9/21/2022 10
KRW 20,728,000 USD 16,103 JPMC
**
9/21/2022 10
MXN 138,084,000 USD 6,630,852 CITI 9/21/2022 134,613
MXN 138,084,000 USD 6,630,861 JPMC 9/21/2022 134,604
TWD 5,106,082 USD 172,613 CITI
**
9/21/2022 244
TWD 5,106,082 USD 172,597 JPMC
**
9/21/2022 261
USD 11,416,735 BRL 58,048,001 CITI
**
9/21/2022 575,763
USD 11,416,721 BRL 58,047,999 JPMC
**
9/21/2022 575,749
USD 1,204,427 CLP 1,033,993,501 CITI
**
9/21/2022 96,315
USD 1,204,426 CLP 1,033,993,499 JPMC
**
9/21/2022 96,313
USD 2,083,793 CNY 13,934,000 CITI
**
9/21/2022 3,069
USD 2,083,790 CNY 13,934,000 JPMC
**
9/21/2022 3,065
USD 764,458 DKK 5,386,212 CITI 9/21/2022 1,086
USD 764,457 DKK 5,386,211 JPMC 9/21/2022 1,085
USD 98,675,297 EUR 92,633,543 CITI 9/21/2022 1,042,099
USD 98,675,163 EUR 92,633,533 JPMC 9/21/2022 1,041,976
USD 149,565,921 GBP 119,265,879 CITI 9/21/2022 4,159,060
USD 149,565,725 GBP 119,265,872 JPMC 9/21/2022 4,158,873
USD 884,737 HUF 330,546,500 CITI 9/21/2022 22,456
USD 884,736 HUF 330,546,500 JPMC 9/21/2022 22,454
USD 23,708,219 ILS 78,940,546 CITI 9/21/2022 977,680
USD 23,708,189 ILS 78,940,545 JPMC 9/21/2022 977,650
USD 26,326,848 JPY 3,464,126,000 CITI 9/21/2022 650,441
USD 26,326,815 JPY 3,464,126,000 JPMC 9/21/2022 650,408
USD 38,105,874 KRW 48,412,321,483 CITI
**
9/21/2022 474,009
USD 38,105,826 KRW 48,412,321,477 JPMC
**
9/21/2022 473,960
USD 7,529,732 MXN 152,904,331 CITI 9/21/2022 38,142
USD 7,529,723 MXN 152,904,328 JPMC 9/21/2022 38,132
USD 9,011,302 NZD 13,946,500 CITI 9/21/2022 309,023
USD 9,011,291 NZD 13,946,500 JPMC 9/21/2022 309,012
USD 8,309,540 PLN 36,444,500 CITI 9/21/2022 267,322
USD 8,309,528 PLN 36,444,496 JPMC 9/21/2022 267,312
USD 22,381,792 SEK 224,022,227 CITI 9/21/2022 408,431
USD 22,381,764 SEK 224,022,226 JPMC 9/21/2022 408,403
USD 3,155,922 SGD 4,357,750 CITI 9/21/2022 17,674
USD 3,155,938 SGD 4,357,749 JPMC 9/21/2022 17,692
USD 2,893,084 TWD 84,704,758 CITI
**
9/21/2022 25,529
USD 2,893,080 TWD 84,704,744 JPMC
**
9/21/2022 25,526
USD 7,228,095 ZAR 114,195,000 CITI 9/21/2022 266,202
USD 7,228,086 ZAR 114,195,000 JPMC 9/21/2022 266,193
ZAR 5,000 USD 304 CITI 9/21/2022 –
ZAR 5,000 USD 304 JPMC 9/21/2022 –
Total unrealized appreciation 19,219,891
AUD 118,165,496 USD 83,640,677 CITI 9/21/2022 (2,022,282)
AUD 118,165,493 USD 83,640,779 JPMC 9/21/2022 (2,022,384)
BRL 201,896,983 USD 40,268,386 CITI
**
9/21/2022 (2,562,357)
BRL 201,896,983 USD 40,268,436 JPMC
**
9/21/2022 (2,562,406)
CAD 35,676,771 USD 28,043,041 CITI 9/21/2022 (322,484)
CAD 35,676,767 USD 28,041,116 JPMC 9/21/2022 (320,563)
CLP 8,712,000 USD 10,480 CITI
**
9/21/2022 (1,144)
CLP 8,712,000 USD 10,480 JPMC
**
9/21/2022 (1,144)
CNY 2,218,000 USD 332,287 CITI
**
9/21/2022 (1,080)
CNY 2,218,000 USD 332,288 JPMC
**
9/21/2022 (1,081)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 61,632,000 USD 65,888,178 CITI 9/21/2022 $ (929,752)
EUR 61,632,000 USD 65,888,261 JPMC 9/21/2022 (929,834)
GBP 29,778,500 USD 36,590,048 CITI 9/21/2022 (284,624)
GBP 29,778,500 USD 36,590,094 JPMC 9/21/2022 (284,669)
HUF 3,711,102,504 USD 10,058,793 CITI 9/21/2022 (377,818)
HUF 3,711,102,496 USD 10,058,805 JPMC 9/21/2022 (377,830)
ILS 4,265,500 USD 1,251,644 CITI 9/21/2022 (23,415)
ILS 4,265,500 USD 1,251,646 JPMC 9/21/2022 (23,416)
INR 933,338,846 USD 11,893,663 CITI
**
9/21/2022 (161,027)
INR 933,338,844 USD 11,893,666 JPMC
**
9/21/2022 (161,032)
JPY 8,386,174,681 USD 66,152,111 CITI 9/21/2022 (3,993,047)
JPY 8,386,174,675 USD 66,152,194 JPMC 9/21/2022 (3,993,125)
KRW 1,811,981,000 USD 1,415,654 CITI
**
9/21/2022 (7,165)
KRW 1,811,981,000 USD 1,415,656 JPMC
**
9/21/2022 (7,167)
MXN 83,716,503 USD 4,134,756 CITI 9/21/2022 (33,042)
MXN 83,716,497 USD 4,134,760 JPMC 9/21/2022 (33,047)
NOK 247,062,804 USD 25,627,711 CITI 9/21/2022 (499,635)
NOK 247,062,798 USD 25,627,743 JPMC 9/21/2022 (499,669)
NZD 28,884,929 USD 18,355,786 CITI 9/21/2022 (332,289)
NZD 28,884,928 USD 18,355,809 JPMC 9/21/2022 (332,313)
PLN 1,459,500 USD 322,502 CITI 9/21/2022 (434)
PLN 1,459,500 USD 322,502 JPMC 9/21/2022 (434)
SEK 279,923,094 USD 28,196,753 CITI 9/21/2022 (740,320)
SEK 279,923,091 USD 28,196,788 JPMC 9/21/2022 (740,356)
SGD 8,732,000 USD 6,328,738 CITI 9/21/2022 (40,360)
SGD 8,732,000 USD 6,328,746 JPMC 9/21/2022 (40,369)
TWD 82,401,578 USD 2,807,063 CITI
**
9/21/2022 (17,480)
TWD 82,401,574 USD 2,807,093 JPMC
**
9/21/2022 (17,510)
USD 742,584 BRL 3,980,000 CITI
**
9/21/2022 (716)
USD 742,583 BRL 3,980,000 JPMC
**
9/21/2022 (717)
USD 57,616,292 CHF 55,697,166 CITI 9/21/2022 (1,063,502)
USD 57,616,219 CHF 55,697,165 JPMC 9/21/2022 (1,063,574)
USD 217,354 CLP 204,880,500 CITI
**
9/21/2022 (2,213)
USD 217,353 CLP 204,880,500 JPMC
**
9/21/2022 (2,213)
USD 883,704 CNY 5,936,750 CITI
**
9/21/2022 (2,814)
USD 883,703 CNY 5,936,750 JPMC
**
9/21/2022 (2,814)
USD 11,949,791 EUR 11,391,649 CITI 9/21/2022 (56,693)
USD 11,949,774 EUR 11,391,647 JPMC 9/21/2022 (56,708)
USD 1,617,747 HUF 622,717,500 CITI 9/21/2022 (6,707)
USD 1,617,745 HUF 622,717,500 JPMC 9/21/2022 (6,708)
USD 5,592,665 KRW 7,226,844,500 CITI
**
9/21/2022 (24,906)
USD 5,592,658 KRW 7,226,844,500 JPMC
**
9/21/2022 (24,912)
USD 346,154 MXN 7,098,500 CITI 9/21/2022 (1,640)
USD 346,153 MXN 7,098,500 JPMC 9/21/2022 (1,640)
USD 338,770 TWD 10,009,750 CITI
**
9/21/2022 (94)
USD 338,770 TWD 10,009,748 JPMC
**
9/21/2022 (95)
USD 106,550 ZAR 1,750,500 CITI 9/21/2022 (169)
USD 106,550 ZAR 1,750,500 JPMC 9/21/2022 (169)
ZAR 287,437,009 USD 17,882,089 CITI 9/21/2022 (358,507)
ZAR 287,436,991 USD 17,882,110 JPMC 9/21/2022 (358,531)
Total unrealized depreciation (27,734,146)
Net unrealized depreciation $ (8,514,255)
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
46-56 months
maturity ranging
from 04/17/2026
- 12/18/2026 $3,853,769 $(63,232) $(15,273) $(78,505)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.60% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
46-61 months
maturity ranging
from 04/17/2026
- 07/01/2027 $8,157,492 $(240,431) $(22,778) $(263,209)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-7.00% to 0.70%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
46-61 months
maturity ranging
from 04/17/2026
- 07/01/2027 $6,057,279 $(78,285) $(512) $(78,797)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 07/25/2023 $646,355,615 $7,429,643 $(13,660,704) $(6,231,061)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 20,397 3,141,954 (56,500) 0.9
Alphabet, Inc. 1,728 3,765,761 (237,444) 3.8
Amdocs Ltd. 40,287 3,356,310 (55,193) 0.9
Amkor Technology, Inc. 188,814 3,200,397 (147,275) 2.4
APA Corp. 103,933 3,627,262 (267,108) 4.3
AutoNation, Inc. 37,150 4,151,884 (193,180) 3.1
Builders FirstSource, Inc. 116,097 6,234,409 30,185 (0.5)
Cognizant Technology Solutions Corp. 46,400 3,131,536 (112,288) 1.8
General Dynamics Corp. 17,520 3,876,300 (39,420) 0.6
Genuine Parts Co. 26,848 3,570,784 (111,151) 1.8
Huntington Ingalls Industries, Inc. 18,714 4,076,283 (10,293) 0.2
Intel Corp. 92,084 3,444,862 (112,342) 1.8
LKQ Corp. 84,386 4,142,509 (154,426) 2.5
Macy's, Inc. 172,285 3,156,261 (323,896) 5.2
Meta Platforms, Inc. 28,805 4,644,806 (237,353) 3.8
Micron Technology, Inc. 72,864 4,027,922 (255,024) 4.1
Molina Healthcare, Inc. 12,080 3,377,689 61,004 (1.0)
Owens Corning 65,477 4,865,596 (175,478) 2.8
PDC Energy, Inc. 61,546 3,791,849 (129,862) 2.1
Playtika Holding Corp. 301,390 3,990,404 (346,599) 5.6
QuidelOrtho Corp. 37,287 3,623,551 (156,605) 2.5
Teradata Corp. 105,218 3,894,118 (89,435) 1.4
Textron, Inc. 87,377 5,336,113 24,466 (0.4)
Yelp, Inc. 166,080 4,612,042 (300,605) 4.8
Ziff Davis, Inc. 64,480 4,805,694 (19,344) 0.3
Short Positions
Common Stocks
Singapore
Sea Ltd., ADR (69,915) (4,674,517) 572,604 (9.2)
United States
Advanced Drainage Systems, Inc. (38,126) (3,434,009) (46,132) 0.7
Bill.com Holdings, Inc. (30,927) (3,400,114) 460,194 (7.4)
Boeing Co. (The) (37,430) (5,117,430) 74,860 (1.2)
Cheniere Energy, Inc. (35,999) (4,788,947) (72,358) 1.2
Dollar General Corp. (13,731) (3,370,137) 18,125 (0.3)
Enphase Energy, Inc. (17,320) (3,381,557) 189,308 (3.0)
EQT Corp. (113,191) (3,893,770) 254,680 (4.1)
Fastly, Inc. (251,990) (2,925,604) 377,985 (6.1)
Five9, Inc. (34,096) (3,107,509) 309,251 (5.0)
Guardant Health, Inc. (103,482) (4,174,464) 421,172 (6.8)
HealthEquity, Inc. (53,625) (3,292,039) 287,430 (4.6)
Hess Corp. (57,292) (6,069,514) 58,438 (0.9)
Honeywell International, Inc. (37,283) (6,480,158) 167,028 (2.7)
Insulet Corp. (21,883) (4,769,181) 224,738 (3.6)
New Fortress Energy, Inc. (94,060) (3,721,954) 136,387 (2.2)
NOV, Inc. (211,033) (3,568,568) (46,427) 0.7
Novocure Ltd. (42,264) (2,937,348) 219,350 (3.5)
Oak Street Health, Inc. (291,755) (4,796,452) 986,131 (15.8)
Ollie's Bargain Outlet Holdings, Inc. (63,356) (3,722,165) 260,393 (4.2)
Plug Power, Inc. (226,893) (3,759,617) 347,146 (5.6)
Quanta Services, Inc. (27,966) (3,505,258) 71,873 (1.2)
Shoals Technologies Group, Inc. (217,532) (3,584,927) 358,928 (5.8)
Williams Cos., Inc. (The) (105,279) (3,285,758) (65,273) 1.0

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wolfspeed, Inc. (58,906) (3,737,586) 420,000 (6.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/13/2025
- 06/09/2027 $87,051,087 $34,158 $(133,639) $(99,481)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 121,790 2,896,901 (15,971) 16.1
Atlas Arteria Ltd. 406,270 2,263,629 (21,858) 22.0
Aurizon Holdings Ltd. 1,394,204 3,666,800 (355,820) 357.7
BHP Group Ltd. 34,358 983,794 (112,816) 113.4
BlueScope Steel Ltd. 222,928 2,456,366 (330,330) 332.1
Brambles Ltd. 330,993 2,447,460 (24,563) 24.7
Cleanaway Waste Management Ltd. 365,293 635,859 (80,228) 80.6
Computershare Ltd. 36,590 623,975 30,201 (30.4)
Domino's Pizza Enterprises Ltd. 11,991 563,646 36,415 (36.6)
Fortescue Metals Group Ltd. 67,590 812,753 (193,107) 194.1
Harvey Norman Holdings Ltd. 452,022 1,159,034 (160,760) 161.6
Incitec Pivot Ltd. 763,435 1,756,896 (98,007) 98.5
JB Hi-Fi Ltd. 166,953 4,440,329 (596,781) 599.9
Qube Holdings Ltd. 1,817,867 3,428,778 (335,570) 337.3
Sonic Healthcare Ltd. 29,261 666,954 (23,393) 23.5
South32 Ltd. 593,193 1,607,370 (443,982) 446.3
Tabcorp Holdings Ltd. 734,251 541,985 30,100 (30.3)
Telstra Corp. Ltd. 554,701 1,475,380 (2,546) 2.6
Treasury Wine Estates Ltd. 66,871 524,416 13,450 (13.5)
Worley Ltd. 157,830 1,556,203 (118,238) 118.9
Short Positions
Common Stocks
Australia
Allkem Ltd. (152,106) (1,087,937) 81,665 (82.1)
Alumina Ltd. (1,007,920) (1,021,708) 126,225 (126.9)
APA Group (589,095) (4,587,736) 133,155 (133.9)
Cochlear Ltd. (8,730) (1,198,565) 104,833 (105.4)
Commonwealth Bank of Australia (9,182) (573,660) 28,122 (28.3)
CSL Ltd. (7,703) (1,430,253) 14,321 (14.4)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Evolution Mining Ltd. (636,554) (1,040,099) 532,886 (535.7)
IDP Education Ltd. (256,782) (4,204,839) (53,789) 54.1
IGO Ltd. (110,968) (760,624) 135,545 (136.3)
Insurance Australia Group Ltd. (666,487) (2,009,827) (36,244) 36.4
Lendlease Corp. Ltd. (249,243) (1,569,967) 184,840 (185.8)
Lynas Rare Earths Ltd. (310,860) (1,878,954) 71,498 (71.9)
Macquarie Group Ltd. (7,939) (903,902) 75,245 (75.6)
Medibank Pvt Ltd. (1,448,242) (3,257,354) (78,470) 78.9
Newcrest Mining Ltd. (47,279) (673,547) 101,845 (102.4)
NEXTDC Ltd. (106,814) (786,145) 11,596 (11.7)
Northern Star Resources Ltd. (141,668) (664,523) 164,705 (165.6)
Pilbara Minerals Ltd. (1,036,838) (1,649,258) (10,357) 10.4
Qantas Airways Ltd. (705,141) (2,182,294) 353,535 (355.4)
QBE Insurance Group Ltd. (153,725) (1,291,732) 5,977 (6.0)
Ramsay Health Care Ltd. (33,931) (1,718,625) 95,790 (96.3)
REA Group Ltd. (14,506) (1,120,162) (68,822) 69.2
Reece Ltd. (144,720) (1,374,669) 31,824 (32.0)
Santos Ltd. (111,569) (565,675) 101,236 (101.8)
SEEK Ltd. (73,457) (1,065,561) 66,653 (67.0)
Wesfarmers Ltd. (29,322) (848,109) 58,419 (58.7)
Woodside Energy Group Ltd. (126,405) (2,778,195) 309,620 (311.2)
Woolworths Group Ltd. (66,778) (1,640,224) (49,536) 49.8
New Zealand
Xero Ltd. (27,964) (1,491,618) 47,150 (47.4)
United States
James Hardie Industries plc (42,181) (923,462) 75,198 (75.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.25% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/13/2025
- 07/02/2027 $200,291,933 $(4,124,030) $1,287,350 $(2,836,680)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Bank of Communications Co. Ltd. 2,116,000 1,466,705 66,970 (2.4)
Beijing Enterprises Holdings Ltd. 420,000 1,493,288 10,646 (0.4)
BOC Hong Kong Holdings Ltd. 602,500 2,392,514 115,901 (4.1)
China CITIC Bank Corp. Ltd. 5,270,000 2,360,511 (179,964) 6.3
China Coal Energy Co. Ltd. 1,959,000 1,655,363 (314,422) 11.1
China Hongqiao Group Ltd. 2,202,500 2,481,214 (219,689) 7.7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China Medical System Holdings Ltd. 890,000 1,387,520 105,851 (3.7)
China Minsheng Banking Corp. Ltd. 4,608,500 1,645,275 (127,537) 4.5
China National Building Material Co. Ltd. 1,448,000 1,551,043 (28,896) 1.0
China Resources Power Holdings Co. Ltd. 728,000 1,503,724 113,930 (4.0)
China Taiping Insurance Holdings Co. Ltd. 1,358,000 1,677,365 81,714 (2.9)
CITIC Ltd. 1,552,000 1,582,135 (152,463) 5.4
CSPC Pharmaceutical Group Ltd. 1,330,000 1,329,368 58,458 (2.1)
Dongyue Group Ltd. 1,191,000 1,494,074 (121,484) 4.3
Kunlun Energy Co. Ltd. 2,392,000 1,961,557 (39,091) 1.4
New China Life Insurance Co. Ltd. 777,500 2,188,087 72,622 (2.6)
PetroChina Co. Ltd. 3,100,000 1,453,919 (268,566) 9.5
Sinopharm Group Co. Ltd. 692,800 1,677,361 56,342 (2.0)
Topsports International Holdings Ltd. 2,148,000 1,956,216 203,155 (7.2)
Xinyi Glass Holdings Ltd. 1,037,000 2,502,039 96,804 (3.4)
Hong Kong
ASM Pacific Technology Ltd. 265,600 2,260,590 (237,407) 8.4
CK Asset Holdings Ltd. 573,872 4,077,543 245,294 (8.6)
Sino Land Co. Ltd. 952,000 1,405,796 44,548 (1.6)
Sun Hung Kai Properties Ltd. 218,000 2,581,134 (94,276) 3.3
Swire Pacific Ltd. 307,000 1,833,484 (81,647) 2.9
WH Group Ltd. 8,509,000 6,585,843 339,751 (12.0)
United Kingdom
CK Hutchison Holdings Ltd. 1,279,500 8,680,129 (35,433) 1.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (792,400) (2,377,754) (201,552) 7.1
China Mengniu Dairy Co. Ltd. (273,000) (1,368,591) (52,091) 1.8
China Merchants Bank Co. Ltd. (478,000) (3,228,616) (198,017) 7.0
China Southern Airlines Co. Ltd. (2,260,000) (1,310,410) (98,997) 3.5
CITIC Securities Co. Ltd. (832,000) (1,864,996) (70,393) 2.5
ESR Group Ltd. (1,084,600) (2,941,059) 210,402 (7.4)
Flat Glass Group Co. Ltd. (402,000) (1,415,181) 215,768 (7.6)
Ganfeng Lithium Co. Ltd. (210,000) (2,314,535) (230,883) 8.1
Meituan (57,500) (1,434,872) 43,884 (1.5)
Microport Scientific Corp. (466,237) (1,353,948) (293,940) 10.4
Postal Savings Bank of China Co. Ltd. (2,698,000) (2,150,088) (114,659) 4.0
Shenzhou International Group Holdings Ltd. (108,100) (1,319,426) 127,257 (4.5)
Xiaomi Corp. (816,400) (1,428,430) (147,482) 5.2
Yihai International Holding Ltd. (458,000) (1,652,227) (218,172) 7.7
ZhongAn Online P&C Insurance Co. Ltd. (643,500) (2,101,647) 128,970 (4.5)
Hong Kong
AIA Group Ltd. (632,600) (6,912,148) (269,155) 9.5
Hong Kong & China Gas Co. Ltd. (4,103,716) (4,428,796) 37,450 (1.3)
Man Wah Holdings Ltd. (1,663,200) (1,795,925) (180,798) 6.4
Power Assets Holdings Ltd. (281,500) (1,773,425) 31,062 (1.1)
Techtronic Industries Co. Ltd. (271,500) (2,835,045) 638,805 (22.5)
Wharf Real Estate Investment Co. Ltd. (894,000) (4,269,051) (99,148) 3.5
Macau
Galaxy Entertainment Group Ltd. (341,000) (2,042,786) (130,669) 4.6
Sands China Ltd. (1,040,400) (2,502,891) (370,859) 13.1

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.30% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/14/2025
- 06/09/2027 $603,754,539 $749,951 $1,714,170 $2,464,121
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 163,400 5,741,498 (520,885) (21.1)
ENEOS Holdings, Inc. 1,038,200 3,906,532 (520,815) (21.1)
Iida Group Holdings Co. Ltd. 262,000 4,022,320 (7,706) (0.3)
Japan Post Insurance Co. Ltd. 274,400 4,391,693 (61,644) (2.5)
Kajima Corp. 307,200 3,522,543 221,411 9.0
Lion Corp. 390,300 4,321,032 178,697 7.3
Mazda Motor Corp. 456,300 3,724,543 (260,684) (10.6)
Medipal Holdings Corp. 230,600 3,252,972 226,007 9.2
Mitsubishi Electric Corp. 462,100 4,967,185 (93,846) (3.8)
Mitsubishi HC Capital, Inc. 849,400 3,920,300 (55,002) (2.2)
NIPPON EXPRESS HOLDINGS, Inc. 79,900 4,352,405 (252,680) (10.3)
Nippon Yusen KK 53,000 3,633,942 (213,714) (8.7)
Obayashi Corp. 471,900 3,432,252 27,254 1.1
Osaka Gas Co. Ltd. 351,100 6,728,916 34,520 1.4
Shimamura Co. Ltd. 40,500 3,558,542 191,502 7.8
Sohgo Security Services Co. Ltd. 134,500 3,734,894 220,724 9.0
Sojitz Corp. 252,700 3,581,798 (450,450) (18.3)
Sumitomo Heavy Industries Ltd. 146,900 3,251,878 (315,600) (12.8)
Suntory Beverage & Food Ltd. 112,200 4,237,008 197,378 8.0
Taisei Corp. 141,800 4,421,322 84,131 3.4
Tokyo Electric Power Co. Holdings, Inc. 1,107,100 4,631,230 363,739 14.8
Tokyo Gas Co. Ltd. 212,600 4,405,933 220,684 9.0
TOPPAN, Inc. 282,800 4,718,213 (261,218) (10.6)
Tosoh Corp. 291,500 3,625,890 (228,407) (9.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (223,600) (3,883,960) (55,667) (2.3)
ANA Holdings, Inc. (265,200) (4,898,687) 98,246 4.0
Daiichi Sankyo Co. Ltd. (192,900) (4,905,927) 88,602 3.6
Daikin Industries Ltd. (38,400) (6,165,471) 68,020 2.8
Denso Corp. (72,800) (3,842,565) 522,323 21.2
East Japan Railway Co. (74,100) (3,790,154) 58,480 2.4
Fast Retailing Co. Ltd. (7,800) (4,097,160) (82,758) (3.4)
Japan Airlines Co. Ltd. (213,800) (3,673,427) 53,261 2.2

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Japan Airport Terminal Co. Ltd. (141,900) (5,638,001) 176,887 7.2
Kakaku.com, Inc. (221,200) (3,673,926) 233,919 9.5
Keio Corp. (88,800) (3,185,583) (158,608) (6.4)
Keyence Corp. (13,200) (4,526,785) 494,235 20.1
Kikkoman Corp. (61,700) (3,283,481) (132,088) (5.4)
Kobe Bussan Co. Ltd. (230,300) (5,661,014) (170,002) (6.9)
Lasertec Corp. (39,100) (4,656,955) 600,854 24.4
M3, Inc. (263,400) (7,581,963) 160,071 6.5
Marui Group Co. Ltd. (236,500) (4,140,416) 175,430 7.1
MonotaRO Co. Ltd. (346,800) (5,172,069) 144,440 5.9
Nidec Corp. (89,500) (5,546,036) 322,124 13.1
Odakyu Electric Railway Co. Ltd. (236,000) (3,184,060) (63,600) (2.6)
Oriental Land Co. Ltd. (52,900) (7,387,588) 2,739 0.1
Pan Pacific International Holdings Corp. (247,600) (3,947,548) (89,747) (3.6)
Sony Group Corp. (73,600) (6,002,579) 664,166 27.0
Toyota Motor Corp. (235,700) (3,636,687) 252,849 10.3
Unicharm Corp. (226,800) (7,610,782) (409,614) (16.6)
West Japan Railway Co. (101,600) (3,737,707) 31,857 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.83% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/13/2025
- 07/01/2027 $1,047,239,184 $(13,575,609) $466,488 $(13,109,121)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Archer-Daniels-Midland Co. 53,999 4,190,322 (452,512) 3.5
Arrow Electronics, Inc. 41,733 4,677,852 (405,645) 3.1
Brunswick Corp. 60,494 3,955,098 (392,001) 3.0
Cracker Barrel Old Country Store, Inc. 47,530 3,968,280 (508,096) 3.9
Essential Utilities, Inc. 85,332 3,912,472 8,533 (0.1)
Exelixis, Inc. 196,612 4,093,462 381,427 (2.9)
Gilead Sciences, Inc. 70,445 4,354,205 44,380 (0.3)
Greif, Inc. 65,777 4,103,169 (146,025) 1.1
International Paper Co. 112,701 4,714,283 (501,519) 3.8
Jabil, Inc. 78,362 4,012,918 (764,814) 5.8
Knight-Swift Transportation Holdings, Inc. 97,875 4,530,634 (46,001) 0.4
ManpowerGroup, Inc. 64,472 4,926,306 (673,732) 5.1
Moderna, Inc. 31,094 4,441,778 273,938 (2.1)
Molson Coors Beverage Co. 150,331 8,194,543 315,695 (2.4)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
NRG Energy, Inc. 121,204 4,626,357 (890,850) 6.8
Nu Skin Enterprises, Inc. 112,217 4,858,996 (272,687) 2.1
PepsiCo, Inc. 28,969 4,827,974 112,400 (0.9)
Pfizer, Inc. 133,621 7,005,749 86,854 (0.7)
Regeneron Pharmaceuticals, Inc. 8,681 5,131,600 135,858 (1.0)
Schneider National, Inc. 228,055 5,103,871 (223,494) 1.7
Syneos Health, Inc. 68,827 4,933,519 31,660 (0.2)
Texas Roadhouse, Inc. 55,802 4,084,706 (378,896) 2.9
Toll Brothers, Inc. 89,946 4,011,592 (437,138) 3.3
Tyson Foods, Inc. 58,245 5,012,565 43,684 (0.3)
UGI Corp. 144,749 5,588,759 (665,845) 5.1
United Therapeutics Corp. 18,805 4,431,210 272,296 (2.1)
Werner Enterprises, Inc. 124,779 4,808,983 (137,257) 1.0
Westrock Co. 138,014 5,498,478 (1,030,966) 7.9
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,591,558) (4,026,642) 572,961 (4.4)
United States
10X Genomics, Inc. (121,812) (5,511,993) (334,983) 2.6
American Airlines Group, Inc. (353,526) (4,482,710) 986,337 (7.5)
Aon plc (14,557) (3,925,732) (153,867) 1.2
AptarGroup, Inc. (38,452) (3,968,631) 100,744 (0.8)
Aptiv plc (44,935) (4,002,360) 815,569 (6.2)
Ball Corp. (88,599) (6,092,953) 146,188 (1.1)
Cable One, Inc. (3,360) (4,332,115) 79,464 (0.6)
Charter Communications, Inc. (8,561) (4,011,085) 117,543 (0.9)
Dominion Energy, Inc. (79,722) (6,362,613) (37,469) 0.3
Globe Life, Inc. (43,310) (4,221,426) (88,352) 0.7
Grocery Outlet Holding Corp. (133,020) (5,670,643) (752,893) 5.7
Liberty Broadband Corp. (54,787) (6,335,569) 288,727 (2.2)
NextEra Energy, Inc. (81,936) (6,346,763) (9,832) 0.1
Progressive Corp. (The) (35,224) (4,095,494) (25,714) 0.2
Public Service Enterprise Group, Inc. (98,469) (6,231,118) 185,122 (1.4)
QuantumScape Corp. (463,883) (3,984,755) 1,117,957 (8.5)
Repligen Corp. (26,249) (4,262,838) (80,059) 0.6
Seagen, Inc. (22,271) (3,940,631) (783,717) 6.0
Tesla, Inc. (7,465) (5,027,080) 341,151 (2.6)
T-Mobile US, Inc. (30,334) (4,081,136) (46,108) 0.4
Uber Technologies, Inc. (243,002) (4,971,821) 1,210,149 (9.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
47-61 months
maturity
ranging from
04/20/2026
- 07/02/2027 $18,525,807 $(828,805) $(27,936) $(856,741)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 22,277 391,349 (452) 0.1
South Africa
Absa Group Ltd. 108,260 1,033,701 (42,807) 5.0
African Rainbow Minerals Ltd. 80,120 1,052,672 (140,582) 16.4
Anglo American Platinum Ltd. 3,047 266,891 (13,865) 1.6
Aspen Pharmacare Holdings Ltd. 151,200 1,299,684 (12,241) 1.4
Exxaro Resources Ltd. 84,665 1,028,646 (73,557) 8.6
Foschini Group Ltd. (The) 40,178 301,296 (4,361) 0.5
Impala Platinum Holdings Ltd. 70,788 785,353 (9,759) 1.1
Kumba Iron Ore Ltd. 20,733 672,146 (63,569) 7.4
Mr Price Group Ltd. 2,351 25,780 (2,365) 0.3
MTN Group Ltd. 6,321 51,438 (5,386) 0.6
MultiChoice Group 128,607 915,496 (113,123) 13.2
Nedbank Group Ltd. 4,095 52,414 (1,193) 0.1
Old Mutual Ltd. 357,960 242,614 (15,399) 1.8
Pepkor Holdings Ltd. 257,630 302,782 (22,804) 2.7
Shoprite Holdings Ltd. 24,146 294,195 (17,991) 2.1
Sibanye Stillwater Ltd. 735,756 1,827,232 (180,502) 21.1
SPAR Group Ltd. (The) 31,695 269,087 (3,634) 0.4
Standard Bank Group Ltd. 14,850 141,680 (4,917) 0.6
Vodacom Group Ltd. 15,430 124,952 (4,065) 0.5
Woolworths Holdings Ltd. 103,034 343,579 6,523 (0.8)
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (33,614) (433,049) 13,409 (1.6)
Capitec Bank Holdings Ltd. (18,465) (2,263,076) 91,884 (10.7)
Clicks Group Ltd. (38,771) (651,341) 12,893 (1.5)
Discovery Ltd. (138,692) (1,096,921) 61,122 (7.1)
FirstRand Ltd. (124,915) (480,726) 33,100 (3.9)
Naspers Ltd. (10,629) (1,552,754) (353,827) 41.3
Northam Platinum Holdings Ltd. (25,892) (272,611) (3,338) 0.4
Sasol Ltd. (15,280) (352,342) 42,001 (4.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
33-61 months
maturity
ranging from
02/25/2025
- 06/09/2027 $178,216,741 $(1,398,718) $70,434 $(1,328,284)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 198,445 2,502,146 (155,710) 11.7
Atco Ltd. 97,734 3,348,407 176,911 (13.3)
Bank of Montreal 19,199 1,846,218 (22,671) 1.7
Bank of Nova Scotia (The) 37,884 2,242,078 (91,531) 6.9
Canadian Imperial Bank of Commerce 39,562 1,921,240 (50,405) 3.8
Canadian Natural Resources Ltd. 69,248 3,721,165 44,114 (3.3)
Canadian Tire Corp. Ltd. 17,398 2,195,024 (1,487) 0.1
Capital Power Corp. 97,458 3,407,850 84,799 (6.4)
CI Financial Corp. 196,977 2,091,886 (59,681) 4.5
Empire Co. Ltd. 56,391 1,737,029 (32,419) 2.4
Fairfax Financial Holdings Ltd. 7,011 3,715,198 264,165 (19.9)
iA Financial Corp., Inc. 41,141 2,046,183 96,844 (7.3)
Imperial Oil Ltd. 62,258 2,934,909 (122,369) 9.2
Loblaw Cos. Ltd. 25,813 2,328,023 127,340 (9.6)
Manulife Financial Corp. 201,967 3,502,100 136,507 (10.3)
National Bank of Canada 25,996 1,705,937 (24,841) 1.9
Northland Power, Inc. 77,996 2,321,944 89,678 (6.8)
Nutrien Ltd. 34,892 2,778,728 (153,696) 11.6
Onex Corp. 42,717 2,127,222 (35,177) 2.6
Open Text Corp. 45,854 1,734,487 29,211 (2.2)
Suncor Energy, Inc. 89,651 3,145,307 30,645 (2.3)
Teck Resources Ltd. 64,254 1,964,759 (406,330) 30.6
TFI International, Inc. 30,229 2,426,633 194,215 (14.6)
West Fraser Timber Co. Ltd. 93,799 7,197,426 (212,053) 16.0
Whitecap Resources, Inc. 552,924 3,840,227 (356,531) 26.8
United States
BRP, Inc. 31,909 1,963,821 (47,844) 3.6
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (59,753) (2,153,002) 168,044 (12.7)
Canada
Agnico Eagle Mines Ltd. (60,245) (2,757,641) 335,579 (25.3)
Air Canada (196,740) (2,451,608) 187,997 (14.2)
Algonquin Power & Utilities Corp. (391,682) (5,264,216) (127,802) 9.6
Ballard Power Systems, Inc. (443,645) (2,802,077) (27,573) 2.1
Boralex, Inc. (93,458) (3,113,331) (136,499) 10.3
Brookfield Infrastructure Corp. (44,107) (1,871,943) 46,259 (3.5)
CAE, Inc. (103,399) (2,548,024) (161,461) 12.2
Cameco Corp. (154,060) (3,238,707) (16,756) 1.3
Canadian Pacific Railway Ltd. (26,590) (1,857,292) (42,141) 3.2
Element Fleet Management Corp. (206,767) (2,155,697) (80,317) 6.0
Emera, Inc. (43,533) (2,039,341) (87,594) 6.6
Enbridge, Inc. (74,228) (3,134,737) (95,149) 7.2
Franco-Nevada Corp. (14,270) (1,877,095) 129,818 (9.8)
GFL Environmental, Inc. (115,953) (2,987,105) (69,363) 5.2
Innergex Renewable Energy, Inc. (182,476) (2,452,482) 9,923 (0.7)
Pembina Pipeline Corp. (58,223) (2,058,069) (5,880) 0.4
Ritchie Bros Auctioneers, Inc. (46,397) (3,018,761) (224,560) 16.9
Rogers Communications, Inc. (49,654) (2,379,318) (102,996) 7.8

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Shopify, Inc. (106,560) (3,329,586) 88,083 (6.6)
TC Energy Corp. (40,320) (2,088,671) (42,600) 3.2
Thomson Reuters Corp. (24,445) (2,548,380) (109,577) 8.2
WSP Global, Inc. (36,817) (4,162,792) (171,042) 12.9
United States
Brookfield Renewable Corp. (90,609) (3,227,488) (92,214) 6.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
01/22/2025
- 06/09/2027 $185,433,680 $(1,264,386) $397,004 $(867,382)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 42,985 2,569,929 (138,969) 16.0
Germany
TUI AG 926,366 1,504,021 (217,924) 25.1
Italy
Coca-Cola HBC AG 307,273 6,846,561 1,566 (0.2)
Jordan
Hikma Pharmaceuticals plc 94,368 1,861,936 142,844 (16.5)
Netherlands
Shell plc 219,753 5,722,980 255,171 (29.4)
Nigeria
Airtel Africa plc 997,323 1,656,818 31,217 (3.6)
South Africa
Anglo American plc 64,774 2,315,578 (321,540) 37.1
United Kingdom
abrdn plc 733,483 1,431,726 (24,543) 2.8
Associated British Foods plc 164,008 3,164,629 (46,692) 5.4
BAE Systems plc 247,508 2,505,770 232,827 (26.8)
Barclays plc 744,525 1,392,230 (20,889) 2.4
Barratt Developments plc 255,793 1,430,820 (38,567) 4.4
BP plc 597,660 2,806,310 45,691 (5.3)
British American Tobacco plc 79,998 3,429,056 83,999 (9.7)
Britvic plc 172,841 1,713,243 1,644 (0.2)
BT Group plc 2,254,359 5,123,615 178,510 (20.6)
Centrica plc 3,239,907 3,163,894 109,708 (12.6)
DCC plc 75,655 4,706,994 (8,261) 1.0
DS Smith plc 1,488,863 5,042,514 (62,996) 7.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Imperial Brands plc 222,207 4,974,711 151,828 (17.5)
Inchcape plc 271,406 2,306,411 (60,780) 7.0
J Sainsbury plc 689,175 1,715,123 (11,400) 1.3
Kingfisher plc 622,847 1,861,370 34,886 (4.0)
Man Group plc 514,937 1,571,965 78,849 (9.1)
Marks & Spencer Group plc 1,281,576 2,126,178 (30,608) 3.5
Royal Mail plc 1,499,204 4,952,562 (11,386) 1.3
Tesco plc 764,903 2,383,900 40,280 (4.6)
Travis Perkins plc 211,317 2,504,783 (112,596) 13.0
Vodafone Group plc 1,561,944 2,428,655 13,935 (1.6)
Short Positions
Common Stocks
Hong Kong
Prudential plc (572,199) (7,117,718) (464,388) 53.5
United Kingdom
AstraZeneca plc (30,699) (4,049,868) (341,279) 39.3
Croda International plc (26,409) (2,087,420) (186,850) 21.5
Diageo plc (80,889) (3,493,816) (49,961) 5.8
Experian plc (58,200) (1,708,799) (89,948) 10.4
Halma plc (123,727) (3,037,763) (178,378) 20.6
Hargreaves Lansdown plc (191,407) (1,846,781) (44,295) 5.1
Informa plc (453,395) (2,929,210) (17,292) 2.0
InterContinental Hotels Group plc (36,909) (1,961,639) (51,244) 5.9
National Grid plc (299,717) (3,851,644) (80,966) 9.3
Pearson plc (183,170) (1,677,376) 6,961 (0.8)
Pennon Group plc (113,160) (1,316,747) 146,155 (16.9)
Reckitt Benckiser Group plc (102,395) (7,701,359) (200,197) 23.1
RELX plc (57,623) (1,564,543) (100,628) 11.6
Rentokil Initial plc (554,267) (3,213,064) (207,909) 24.0
Rightmove plc (240,771) (1,668,504) (79,953) 9.2
Rolls-Royce Holdings plc (2,932,506) (2,984,299) 146,720 (16.9)
Spirax-Sarco Engineering plc (12,990) (1,566,707) (123,005) 14.2
St James's Place plc (110,616) (1,488,376) 18,390 (2.1)
Weir Group plc (The) (91,801) (1,530,033) 162,411 (18.7)
United States
Ferguson plc (12,476) (1,397,593) (38,353) 4.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
33-59 months
maturity
ranging from
02/25/2025
- 04/26/2027 $27,849,405 $(732,502) $(4,146) $(736,648)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 470,200 1,368,557 11,397 (1.5)
Yangzijiang Shipbuilding Holdings Ltd. 11,948,200 8,000,855 (513,301) 69.7
Singapore
DBS Group Holdings Ltd. 47,900 1,024,936 (5,605) 0.8
Genting Singapore Ltd. 2,994,100 1,552,872 (20,361) 2.8
Oversea-Chinese Banking Corp. Ltd. 145,900 1,196,825 (2,469) 0.3
Singapore Airlines Ltd. 270,500 993,943 4,855 (0.7)
United Overseas Bank Ltd. 66,400 1,254,438 (27,871) 3.8
Venture Corp. Ltd. 40,500 485,129 (5,489) 0.7
Yangzijiang Financial Holding Ltd. 1,589,300 469,023 (45,758) 6.2
Short Positions
Common Stocks
Singapore
City Developments Ltd. (582,400) (3,420,732) (8,412) 1.1
Keppel Corp. Ltd. (454,400) (2,122,783) 26,074 (3.5)
SATS Ltd. (169,200) (474,722) 2,687 (0.4)
Singapore Technologies Engineering Ltd. (351,900) (1,035,929) (43,020) 5.8
Singapore Telecommunications Ltd. (2,342,300) (4,263,140) (98,827) 13.4
UOL Group Ltd. (35,000) (185,521) (6,402) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.90% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 06/28/2024 $75,918,536 $24,962 $(2,824,065) $(2,799,103)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
CJ Corp. 10,885 653,584 (7,190) 0.3
CJ ENM Co. Ltd. 16,614 1,202,245 (58,123) 2.1
DB Insurance Co. Ltd. 16,420 777,902 24,896 (0.9)
E-MART, Inc. 13,593 1,108,312 (1,062) 0.0
GS Holdings Corp. 24,391 788,062 1,286 (0.0)
Hana Financial Group, Inc. 35,646 1,083,415 (19,310) 0.7
Hankook Tire & Technology Co. Ltd. 47,452 1,209,703 (68,297) 2.4
HMM Co. Ltd. 48,150 916,705 (37,650) 1.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Hyundai Glovis Co. Ltd. 6,268 871,385 (12,873) 0.5
Hyundai Mobis Co. Ltd. 8,095 1,247,740 (32,687) 1.2
Industrial Bank of Korea 192,450 1,429,276 (57,609) 2.1
Kia Corp. 46,217 2,758,487 (147,700) 5.3
Korea Investment Holdings Co. Ltd. 22,941 1,093,572 (18,998) 0.7
Kumho Petrochemical Co. Ltd. 21,594 2,322,615 (102,734) 3.7
LG Corp. 14,866 894,180 (24,438) 0.9
LG Display Co. Ltd. 81,821 918,031 (64,546) 2.3
LG Electronics, Inc. 16,606 1,132,466 (25,326) 0.9
Lotte Chemical Corp. 7,739 1,078,937 (66,980) 2.4
Lotte Shopping Co. Ltd. 10,528 846,158 (795) 0.0
NH Investment & Securities Co. Ltd. 125,657 878,995 (37,147) 1.3
POSCO Holdings, Inc. 12,571 2,241,876 (82,914) 3.0
Samsung Life Insurance Co. Ltd. 21,020 1,015,797 (41,289) 1.5
Samsung Securities Co. Ltd. 34,555 893,236 (34,730) 1.2
Seegene, Inc. 35,627 993,581 (34,689) 1.2
SK Hynix, Inc. 25,299 1,786,466 (81,634) 2.9
SK Telecom Co. Ltd. 17,384 697,639 (33,366) 1.2
Woori Financial Group, Inc. 389,599 3,646,936 (133,260) 4.8
Short Positions
Common Stocks
South Korea
Alteogen, Inc. (20,535) (968,574) (1,319) 0.0
Celltrion Healthcare Co. Ltd. (40,390) (2,143,860) 6,632 (0.2)
Hanon Systems (102,386) (795,986) (178) 0.0
Hanwha Solutions Corp. (34,361) (1,006,122) (21,623) 0.8
HD Hyundai Co. Ltd. (14,735) (677,017) 21,680 (0.8)
Hyundai Motor Co. (11,564) (1,616,041) 19,331 (0.7)
Iljin Materials Co. Ltd. (24,765) (1,340,418) 157,167 (5.6)
Kakao Corp. (26,318) (1,426,044) 38,253 (1.4)
KakaoBank Corp. (37,500) (876,054) 119,902 (4.3)
Korea Aerospace Industries Ltd. (21,720) (898,202) (20,319) 0.7
L&F Co. Ltd. (6,347) (1,034,669) 144,401 (5.2)
LG Chem Ltd. (2,477) (984,067) 65,223 (2.3)
LG H&H Co. Ltd. (1,385) (727,674) (10,710) 0.4
NAVER Corp. (12,236) (2,282,340) 85,826 (3.1)
Netmarble Corp. (12,788) (679,728) 31,958 (1.1)
POSCO Chemical Co. Ltd. (32,581) (2,698,215) 239,406 (8.6)
Samsung Biologics Co. Ltd. (2,361) (1,443,438) 35,685 (1.3)
Samsung C&T Corp. (10,519) (1,001,455) (72,743) 2.6
Samsung Heavy Industries Co. Ltd. (265,045) (1,239,723) (20,130) 0.7
Samsung SDI Co. Ltd. (3,547) (1,462,730) 105,995 (3.8)
SK Innovation Co. Ltd. (12,220) (1,814,149) 71,258 (2.5)
SK, Inc. (5,763) (959,071) 35,361 (1.3)
SKC Co. Ltd. (15,295) (1,572,819) 252,048 (9.0)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.25% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-64 months
maturity
05/19/2023 $77,854,538 $(1,377,343) $26,901 $(1,350,442)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 192,174 1,738,597 (41,727) 3.1
Switzerland
Adecco Group AG (Registered) 128,700 4,386,719 (205,040) 15.2
Baloise Holding AG (Registered) 7,891 1,291,704 6,363 (0.5)
BKW AG 11,708 1,224,920 342 (0.0)
Bucher Industries AG (Registered) 3,331 1,162,676 (34,132) 2.5
Cie Financiere Richemont SA 2,490 267,832 19,576 (1.4)
DKSH Holding AG 21,202 1,754,330 59,769 (4.4)
dormakaba Holding AG 1,870 816,120 24,751 (1.8)
Flughafen Zurich AG (Registered) 11,782 1,785,264 (101,781) 7.5
Georg Fischer AG (Registered) 18,297 903,666 (24,361) 1.8
Helvetia Holding AG (Registered) 10,096 1,185,707 5,470 (0.4)
Julius Baer Group Ltd. 12,901 598,478 (12,348) 0.9
Kuehne + Nagel International AG (Registered) 4,316 1,025,492 21,372 (1.6)
Novartis AG (Registered) 26,218 2,222,779 53,714 (4.0)
OC Oerlikon Corp. AG (Registered) 58,548 408,761 (17,784) 1.3
SGS SA (Registered) 325 745,446 43,802 (3.2)
Sulzer AG (Registered) 12,451 776,091 (57,975) 4.3
Swatch Group AG (The) 13,622 3,235,750 68,009 (5.0)
Swiss Life Holding AG (Registered) 577 281,673 (16,543) 1.2
Swisscom AG (Registered) 1,339 740,628 13,797 (1.0)
Tecan Group AG (Registered) 6,525 1,900,003 1,250 (0.1)
Temenos AG (Registered) 999 85,494 4,729 (0.4)
UBS Group AG (Registered) 115,645 1,869,602 31,928 (2.4)
Zurich Insurance Group AG 2,483 1,082,770 20,281 (1.5)
United States
Roche Holding AG 288 96,278 4,763 (0.4)
Swiss Re AG 631 48,977 171 (0.0)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (12,673) (339,867) 6,080 (0.5)
Alcon, Inc. (8,509) (596,664) (27,645) 2.0
Bachem Holding AG (Registered) (24,512) (1,708,489) 110,686 (8.2)
Banque Cantonale Vaudoise (Registered) (12,216) (960,033) (9,907) 0.7
Barry Callebaut AG (Registered) (337) (754,011) (14,810) 1.1
Belimo Holding AG (Registered) (4,151) (1,461,480) (52,667) 3.9
Chocoladefabriken Lindt & Spruengli AG (201) (2,046,591) (126,389) 9.4
Clariant AG (Registered) (74,355) (1,417,823) (15,853) 1.2
Credit Suisse Group AG (Registered) (87,163) (497,513) 24,561 (1.8)
Dufry AG (Registered) (85,356) (2,769,801) 38,592 (2.9)
EMS-Chemie Holding AG (Registered) (2,177) (1,624,698) (61,473) 4.6
Geberit AG (Registered) (4,851) (2,333,834) 32,595 (2.4)
Givaudan SA (Registered) (990) (3,489,466) (315,119) 23.3
Holcim AG (21,168) (907,886) 73,738 (5.5)
Idorsia Ltd. (169,346) (2,425,970) 36,212 (2.7)
Logitech International SA (Registered) (59,213) (3,087,675) 76,885 (5.7)
Lonza Group AG (Registered) (2,896) (1,546,862) (38,570) 2.9
Partners Group Holding AG (2,059) (1,859,477) (15,403) 1.1
Schindler Holding AG (6,920) (1,265,385) (4,469) 0.3
SIG Group AG (335,162) (7,401,056) (670,782) 49.7
Sika AG (Registered) (9,285) (2,143,324) (12,341) 0.9
Straumann Holding AG (Registered) (9,798) (1,180,327) (149,364) 11.1
VAT Group AG (5,788) (1,384,238) 6,604 (0.5)
United States
Nestle SA (Registered) (25,298) (2,956,647) (131,772) 9.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.70% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
21-24 months
maturity
02/21/2024 $41,747,620 $(527,995) $(24,222) $(552,217)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,332 5,474,598 50,005 (9.1)
Carlsberg A/S 26,751 3,418,851 112,643 (20.4)
GN Store Nord A/S 2,850 100,540 12,922 (2.3)
H Lundbeck A/S 290,504 1,410,863 49,935 (9.0)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
H Lundbeck A/S 72,626 348,520 9,823 (1.8)
ISS A/S 193,762 3,089,149 (29,858) 5.4
Novo Nordisk A/S 4,280 474,662 24,142 (4.4)
Pandora A/S 14,104 896,062 (24,591) 4.5
ROCKWOOL A/S 1,757 398,899 (7,455) 1.3
Royal Unibrew A/S 14,488 1,289,401 49,127 (8.9)
Short Positions
Common Stocks
Denmark
Ambu A/S (45,872) (448,219) 11,952 (2.2)
Chr Hansen Holding A/S (25,748) (1,879,546) (126,264) 22.9
Coloplast A/S (10,565) (1,207,154) (83,007) 15.0
Danske Bank A/S (23,499) (334,455) 18,318 (3.3)
Demant A/S (477) (17,931) (935) 0.2
DSV A/S (22,643) (3,183,998) (79,879) 14.5
Genmab A/S (4,266) (1,384,082) (190,091) 34.4
Jyske Bank A/S (Registered) (4,715) (232,401) (17,628) 3.2
Novozymes A/S (33,115) (1,992,959) (129,947) 23.5
Orsted A/S (47,474) (5,000,148) (384,885) 69.7
SimCorp A/S (10,809) (790,167) (21,092) 3.8
Tryg A/S (177,251) (3,993,448) (102,570) 18.6
Vestas Wind Systems A/S (206,075) (4,381,567) 331,340 (60.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-61 months
maturity
11/11/2022 $386,038,328 $(9,458,772) $(2,287,262) $(11,746,034)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 246,753 3,642,037 (372,492) 3.2
Finland
Nokia OYJ 562,062 2,605,187 8,818 (0.1)
France
AXA SA 121,143 2,767,093 (88,053) 0.7
Bouygues SA 142,180 4,388,175 (248,628) 2.1
Cie de Saint-Gobain 99,406 4,295,258 (476,885) 4.1
Electricite de France SA 798,098 6,555,456 (153,879) 1.3

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Engie SA 446,382 5,168,641 (95,823) 0.8
Orange SA 333,619 3,931,224 107,124 (0.9)
Rexel SA 167,527 2,588,627 (518,783) 4.4
TotalEnergies SE 126,188 6,642,154 117,496 (1.0)
Veolia Environnement SA 117,197 2,872,887 18,629 (0.2)
Germany
Deutsche Bank AG (Registered) 355,142 3,120,883 (377,897) 3.2
Deutsche Post AG (Registered) 71,690 2,706,739 60,371 (0.5)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 12,178 2,880,674 87,087 (0.7)
ProSiebenSat.1 Media SE 452,103 4,205,054 (120,570) 1.0
Netherlands
Aegon NV 819,828 3,530,697 (197,106) 1.7
ASR Nederland NV 117,673 4,744,220 57,000 (0.5)
Koninklijke Ahold Delhaize NV 221,934 5,776,725 (41,157) 0.4
NN Group NV 94,870 4,296,936 (159,024) 1.4
Randstad NV 69,397 3,353,985 (34,253) 0.3
Spain
Acerinox SA 356,525 3,461,681 (310,017) 2.6
Mapfre SA 2,015,506 3,564,156 5,184 (0.0)
Repsol SA 552,875 8,150,487 189,732 (1.6)
Telefonica SA 696,692 3,556,986 346,014 (2.9)
United States
Signify NV 99,576 3,285,042 (222,184) 1.9
Short Positions
Common Stocks
China
Prosus NV (100,166) (6,486,114) (1,355,232) 11.5
Finland
Elisa OYJ (63,164) (3,555,963) (149,686) 1.3
France
Dassault Systemes SE (77,494) (2,870,445) (130,019) 1.1
Edenred (59,029) (2,796,242) 31,971 (0.3)
EssilorLuxottica SA (17,863) (2,708,258) (101,563) 0.9
Getlink SE (189,224) (3,355,952) 80,540 (0.7)
Hermes International (2,414) (2,716,784) (253,312) 2.2
L'Oreal SA (12,084) (4,195,632) (299,728) 2.6
LVMH Moet Hennessy Louis Vuitton SE (5,439) (3,333,444) (228,763) 1.9
Pernod Ricard SA (18,934) (3,500,419) (134,243) 1.1
Remy Cointreau SA (20,364) (3,573,100) (250,392) 2.1
Safran SA (40,354) (4,017,866) (163,649) 1.4
Sartorius Stedim Biotech (21,751) (6,862,829) (298,168) 2.5
Germany
Merck KGaA (16,539) (2,805,367) (64,304) 0.5
RWE AG (82,999) (3,069,806) 182,332 (1.6)
Sartorius AG (9,578) (3,361,577) (269,095) 2.3
Netherlands
Adyen NV (2,017) (2,910,798) (289,369) 2.5
Argenx SE (13,716) (5,170,293) (412,604) 3.5
ASML Holding NV (5,536) (2,615,416) (9,695) 0.1
IMCD NV (27,156) (3,713,163) (145,936) 1.2
Spain
Amadeus IT Group SA (81,506) (4,563,860) (79,614) 0.7
Cellnex Telecom SA (185,285) (7,210,958) 264,564 (2.3)
Ferrovial SA (280,229) (7,130,081) (220,121) 1.9
Naturgy Energy Group SA (133,302) (3,851,851) (64,751) 0.6

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Schneider Electric SE (25,238) (3,007,248) 54,920 (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
21-24 months
maturity
02/21/2024 $23,406,528 $(1,168,578) $84,451 $(1,084,127)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 58,311 2,443,291 (170,424) 15.7
Norway
Equinor ASA 192,334 6,701,955 (144,173) 13.3
Leroy Seafood Group ASA 36,205 259,230 4,317 (0.4)
Norsk Hydro ASA 274,544 1,551,520 (157,673) 14.5
Orkla ASA 22,118 177,181 9,752 (0.9)
United Kingdom
Subsea 7 SA 234,446 1,872,526 (31,186) 2.9
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,488) (804,851) (31,459) 2.9
France
Adevinta ASA (71,792) (528,528) (50,386) 4.6
Norway
DNB Bank ASA (26) (471) (5) 0.0
Gjensidige Forsikring ASA (57,155) (1,163,477) (31,367) 2.9
Mowi ASA (50,015) (1,143,727) 73,934 (6.8)
Salmar ASA (16,359) (1,158,155) 6,110 (0.6)
Schibsted ASA (101,392) (1,831,543) (205,104) 18.9
Telenor ASA (68,828) (919,764) (24,624) 2.3
TOMRA Systems ASA (151,871) (2,850,309) (416,290) 38.4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-2.13% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
21-24 months
maturity
02/21/2024 $66,643,783 $(232,719) $33,140 $(199,579)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 128,444 1,840,822 (55,751) 27.9
Finland
Nordea Bank Abp 37,580 331,964 (12,105) 6.1
Sweden
BillerudKorsnas AB 222,484 2,608,684 82,570 (41.4)
Boliden AB 49,624 1,587,000 (108,892) 54.6
Electrolux AB 22,703 306,646 5,708 (2.9)
Elekta AB 106,399 737,395 38,660 (19.4)
Essity AB 118,202 3,089,867 94,881 (47.5)
Getinge AB 67,431 1,562,805 142,962 (71.6)
H & M Hennes & Mauritz AB 102,830 1,234,232 (18,254) 9.1
Hexpol AB 29,323 251,105 (1,859) 0.9
Saab AB 66,429 2,746,999 259,909 (130.2)
Securitas AB 546,200 4,722,348 66,453 (33.3)
Skandinaviska Enskilda Banken AB 33,507 330,106 (9,558) 4.8
Skanska AB 65,371 1,005,767 (10,288) 5.2
SKF AB 64,901 962,890 (85,829) 43.0
SSAB AB 775,582 3,222,720 (221,615) 111.0
Svenska Handelsbanken AB 2,413 20,713 (441) 0.2
Swedbank AB 37,937 481,140 (21,362) 10.7
Telefonaktiebolaget LM Ericsson 396,057 2,958,157 25,793 (12.9)
Telia Co. AB 360,501 1,383,641 27,940 (14.0)
Trelleborg AB 49,944 1,010,494 (67,990) 34.1
Volvo AB 67,185 1,045,358 (41,056) 20.6
Short Positions
Common Stocks
Sweden
AAK AB (46,069) (751,705) (48,944) 24.5
Alfa Laval AB (41,061) (995,405) 12,882 (6.5)
Assa Abloy AB (91,968) (1,962,601) (5,424) 2.7
Atlas Copco AB (123,076) (1,151,997) 11,900 (6.0)
Axfood AB (29,906) (861,069) (81,682) 40.9
Beijer Ref AB (98,605) (1,352,205) (34,548) 17.3
Embracer Group AB (84,684) (650,466) 23,711 (11.9)
Epiroc AB (109,324) (1,695,075) 109,402 (54.8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
EQT AB (165,767) (3,407,019) 88,271 (44.2)
Evolution AB (14,408) (1,318,059) (52,293) 26.2
Hexagon AB (236,170) (2,467,753) (41,353) 20.7
Holmen AB (50,152) (2,042,874) 109,842 (55.0)
Husqvarna AB (6,156) (45,375) 709 (0.4)
Indutrade AB (49,984) (917,108) 39,843 (20.0)
Lifco AB (144,520) (2,333,798) 22,656 (11.4)
Nibe Industrier AB (591,056) (4,455,525) (393,721) 197.3
Sandvik AB (38,134) (621,474) 49,336 (24.7)
Svenska Cellulosa AB SCA (165,955) (2,493,483) 34,026 (17.0)
Sweco AB (108,818) (1,134,140) (82,633) 41.4
Swedish Match AB (163,945) (1,672,655) (62,814) 31.5
Tele2 AB (74,975) (854,930) (25,274) 12.7
United States
Sinch AB (5,576) (18,214) 3,513 (1.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-26.25% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $57,392,668 $(2,348,300) $1,114,418 $(1,233,882)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 347,800 2,218,339 (93,871) 7.6
Klabin SA 96,100 370,925 (8,131) 0.7
Petroleo Brasileiro SA 606,800 3,238,385 10,451 (0.8)
Telefonica Brasil SA 41,400 372,275 5,678 (0.5)
TIM SA 668,300 1,629,424 8,729 (0.7)
Vibra Energia SA 360,400 1,150,729 (31,700) 2.6
Taiwan
ASE Technology Holding Co. Ltd. 167,000 430,111 (116,981) 9.5
AUO Corp. 3,783,000 2,071,317 (121,310) 9.8
Catcher Technology Co. Ltd. 300,000 1,673,547 10,347 (0.8)
Cathay Financial Holding Co. Ltd. 341,000 583,919 (23,334) 1.9
Evergreen Marine Corp. Taiwan Ltd. 447,000 1,270,494 (524,300) 42.5
Formosa Plastics Corp. 104,000 379,750 7,596 (0.6)
Innolux Corp. 4,894,000 1,991,424 (204,024) 16.5
Micro-Star International Co. Ltd. 96,000 366,737 (38,076) 3.1
Nanya Technology Corp. 1,076,000 1,790,750 (382,124) 31.0
Novatek Microelectronics Corp. 113,000 1,149,678 (178,665) 14.5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Pegatron Corp. 607,000 1,163,881 (261,719) 21.2
Pou Chen Corp. 742,000 736,941 (29,693) 2.4
United Microelectronics Corp. 290,000 387,639 (76,651) 6.2
Wan Hai Lines Ltd. 88,000 351,858 (35,482) 2.9
Winbond Electronics Corp. 1,325,000 969,463 (126,808) 10.3
Yang Ming Marine Transport Corp. 457,000 1,263,972 (570,974) 46.3
United States
JBS SA 297,300 1,794,554 (99,840) 8.1
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (458,800) (960,829) 62,433 (5.1)
Banco BTG Pactual SA (273,700) (1,166,773) (22,679) 1.8
Cosan SA (305,200) (1,061,373) 28,924 (2.3)
Equatorial Energia SA (146,906) (641,132) 50,222 (4.1)
Localiza Rent a Car SA (135,000) (1,351,948) (26,612) 2.2
Rumo SA (341,300) (1,041,485) 81,392 (6.6)
Suzano SA (107,300) (1,018,781) 7,233 (0.6)
WEG SA (177,600) (897,595) (107,808) 8.7
China
Airtac International Group (9,467) (315,988) (9,667) 0.8
Silergy Corp. (6,000) (485,156) (29,541) 2.4
Taiwan
Advantech Co. Ltd. (96,000) (1,117,181) (54,346) 4.4
ASMedia Technology, Inc. (25,000) (941,490) 121,107 (9.8)
Chailease Holding Co. Ltd. (224,130) (1,572,596) (4,766) 0.4
China Development Financial Holding Corp. (685,000) (339,223) 9,442 (0.8)
China Steel Corp. (860,000) (823,450) 134,418 (10.9)
Chunghwa Telecom Co. Ltd. (280,000) (1,149,801) 26,199 (2.1)
Delta Electronics, Inc. (170,000) (1,267,563) 29,061 (2.4)
E Ink Holdings, Inc. (101,000) (644,912) 49,079 (4.0)
E.Sun Financial Holding Co. Ltd. (2,502,318) (2,442,684) 4,083 (0.3)
Formosa Petrochemical Corp. (229,000) (721,847) 16,816 (1.4)
Hon Hai Precision Industry Co. Ltd. (121,000) (444,208) 4,732 (0.4)
Hotai Motor Co. Ltd. (16,000) (326,396) (21,041) 1.7
Mega Financial Holding Co. Ltd. (765,000) (909,037) (1,670) 0.1
Taiwan Cement Corp. (297,000) (395,231) (43) 0.0
Taiwan Cooperative Financial Holding Co. Ltd. (596,000) (538,913) (3,228) 0.3
Win Semiconductors Corp. (152,000) (986,835) 49,927 (4.0)
Wiwynn Corp. (20,000) (468,647) 38,711 (3.1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (13,566) $ – $ (13,566)
Investment Companies 7,831,278 – 7,831,278
BARC
Cash – 38,215,514 38,215,514
CITG
Cash – (437,527) (437,527)
CITI
Cash (11,183) – (11,183)
Investment Companies 16,450,492 – 16,450,492
GSCO
Cash – 3,456,958 3,456,958
GSIN
U.S. Treasury Bills 122,660,580 – 122,660,580
JPMC
U.S. Treasury Bills 43,411,824 – 43,411,824
JPMS
Cash – 128,846 128,846
MLIN
Cash 7,030,000 – 7,030,000
MSCL
Cash – 20,215,740 20,215,740
MSIP
U.S. Treasury Bills 54,158,168 – 54,158,168
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 7,175,580 $ 7,175,580
MSCL
Cash – 9,317,923 9,317,923

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 76.0%
INVESTMENT COMPANIES - 39.6%
Limited Purpose Cash Investment
Fund, 1.15% (1)(a)
(Cost $9,245,681) 9,252,302 9,244,901
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 36.4%
U.S. Treasury Bills
0.37%, 7/21/2022 (b) $ 212,000 211,880
0.77%, 8/18/2022 (b) 482,000 481,145
1.06%, 9/29/2022 (b) 171,000 170,299
1.39%, 11/10/2022 (b) 235,000 233,261
1.50%, 11/17/2022 (b) 3,119,000 3,094,297
1.54%, 11/25/2022 (b) 406,000 402,635
1.59%, 12/1/2022 (b) 1,506,000 1,491,895
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.4% (continued)
2.53%, 12/29/2022 (b) $ 2,464,000 2,434,020
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,531,256) 8,519,432
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,776,937) 17,764,333
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 76.0%
(Cost $17,776,937) 17,764,333
OTHER ASSETS IN EXCESS OF
LIABILITIES - 24.0% (c) 5,613,942
NET ASSETS - 100.0% 23,378,275
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 9,244,901 39.6
U.S. Treasury Obligations 8,519,432 36.4
Total Investments In Securities
At Value $ 17,764,333 76.0
Other Assets in Excess of
Liabilities (c) 5,613,942 24.0
Net Assets
$ 23,378,275 100.0%
(a) Represents 7-day effective yield as of June 30, 2022.
(b) The rate shown was the effective yield at the date of purchase.
(c) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 19,346 USD 15,031 CITI 9/21/2022 $ 1
CAD 19,345 USD 15,030 JPMC 9/21/2022 1
CHF 162,000 USD 167,935 CITI 9/21/2022 2,741
CHF 162,000 USD 167,935 JPMC 9/21/2022 2,740
EUR 50,000 USD 52,494 CITI 9/21/2022 205
EUR 49,999 USD 52,493 JPMC 9/21/2022 205
HKD 190,500 USD 24,331 CITI 9/21/2022 2
HKD 190,500 USD 24,331 JPMC 9/21/2022 2
JPY 4,719,500 USD 34,898 CITI 9/21/2022 84
JPY 4,719,500 USD 34,898 JPMC 9/21/2022 84
USD 12,222 AUD 17,000 CITI 9/21/2022 480
USD 12,222 AUD 17,000 JPMC 9/21/2022 480
USD 12,303 CAD 15,500 CITI 9/21/2022 259
USD 12,303 CAD 15,500 JPMC 9/21/2022 259
USD 19,349 EUR 18,000 CITI 9/21/2022 378
USD 19,349 EUR 18,000 JPMC 9/21/2022 377
USD 11,633 HKD 91,000 CITI 9/21/2022 9
USD 11,633 HKD 91,000 JPMC 9/21/2022 9
USD 8,905 JPY 1,171,000 CITI 9/21/2022 225
USD 8,905 JPY 1,171,000 JPMC 9/21/2022 225
USD 323 NZD 500 CITI 9/21/2022 11

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 323 NZD 500 JPMC 9/21/2022 $ 11
USD 2,178 SGD 3,000 CITI 9/21/2022 18
USD 2,178 SGD 3,000 JPMC 9/21/2022 18
Total unrealized appreciation 8,824
AUD 205,503 USD 144,975 CITI 9/21/2022 (3,032)
AUD 205,497 USD 144,971 JPMC 9/21/2022 (3,032)
CAD 271,158 USD 211,507 CITI 9/21/2022 (820)
CAD 271,151 USD 211,515 JPMC 9/21/2022 (833)
DKK 317,000 USD 45,071 CITI 9/21/2022 (143)
DKK 317,000 USD 45,071 JPMC 9/21/2022 (143)
EUR 456,006 USD 487,257 CITI 9/21/2022 (6,640)
EUR 455,995 USD 487,246 JPMC 9/21/2022 (6,640)
GBP 216,002 USD 270,419 CITI 9/21/2022 (7,073)
GBP 215,998 USD 270,414 JPMC 9/21/2022 (7,074)
HKD 326,000 USD 41,641 CITI 9/21/2022 –
HKD 326,000 USD 41,641 JPMC 9/21/2022 –
ILS 43,000 USD 12,874 CITI 9/21/2022 (492)
ILS 43,000 USD 12,874 JPMC 9/21/2022 (492)
JPY 46,101,000 USD 363,671 CITI 9/21/2022 (21,966)
JPY 46,101,000 USD 363,671 JPMC 9/21/2022 (21,967)
NOK 137,003 USD 14,211 CITI 9/21/2022 (277)
NOK 136,997 USD 14,210 JPMC 9/21/2022 (277)
NZD 5,000 USD 3,196 CITI 9/21/2022 (76)
NZD 5,000 USD 3,196 JPMC 9/21/2022 (76)
SEK 570,001 USD 57,495 CITI 9/21/2022 (1,586)
SEK 569,999 USD 57,495 JPMC 9/21/2022 (1,587)
SGD 131,500 USD 95,295 CITI 9/21/2022 (595)
SGD 131,500 USD 95,295 JPMC 9/21/2022 (595)
Total unrealized depreciation (85,416)
Net unrealized depreciation $ (76,592)
Total Return Basket Swaps Outstanding at June 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.63% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
12/18/2026
- 07/01/2027 $20,295,271 $55,144 $56,784 $111,928
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 17,300 127,541 (11,441) (10 .2)
Dai-ichi Life Holdings, Inc. 8,700 160,910 (7,518) (6 .7)
Fukuoka Financial Group, Inc. 7,800 140,478 4,066 3 .6
Honda Motor Co. Ltd. 6,500 156,722 (6,344) (5 .7)
Japan Post Holdings Co. Ltd. 19,900 142,383 1,742 1 .6
Japan Post Insurance Co. Ltd. 10,000 160,047 (2,301) (2 .1)
KDDI Corp. 4,700 148,212 (3,496) (3 .1)
Mazda Motor Corp. 29,400 239,977 (15,547) (13 .9)
Mitsubishi HC Capital, Inc. 27,900 128,769 (1,807) (1 .6)
Mizuho Financial Group, Inc. 40,800 464,505 3,064 2 .7
NGK Insulators Ltd. 10,300 138,767 (10,550) (9 .4)
NGK Spark Plug Co. Ltd. 9,700 175,954 (12,149) (10 .9)
NIPPON EXPRESS HOLDINGS, Inc. 2,600 141,630 (8,222) (7 .3)
Nippon Telegraph & Telephone Corp. 4,400 126,426 (828) (0 .7)
Nippon Yusen KK 2,000 137,130 (7,035) (6 .3)
Resona Holdings, Inc. 39,800 148,872 3,436 3 .1
Ricoh Co. Ltd. 17,500 136,625 (11,428) (10 .2)
SCREEN Holdings Co. Ltd. 2,500 169,631 (36,074) (32 .2)
Seiko Epson Corp. 8,600 121,664 (15,084) (13 .5)
Shimamura Co. Ltd. 2,200 193,304 10,403 9 .3
Sohgo Security Services Co. Ltd. 5,400 149,951 6,733 6 .0
Sumitomo Mitsui Financial Group, Inc. 4,500 133,763 733 0 .7
Taisei Corp. 5,100 159,018 3,026 2 .7
Tosoh Corp. 11,200 139,314 (7,409) (6 .6)
Yamada Holdings Co. Ltd. 45,300 162,906 5,881 5 .3
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (8,300) (144,172) (2,070) (1 .8)
ANA Holdings, Inc. (8,400) (155,162) 2,725 2 .4
Asahi Intecc Co. Ltd. (8,600) (130,212) (6,048) (5 .4)
Daikin Industries Ltd. (1,000) (160,559) 1,771 1 .6
Denso Corp. (3,700) (195,295) 26,547 23 .7
Fast Retailing Co. Ltd. (300) (157,583) (3,183) (2 .8)
Japan Airlines Co. Ltd. (7,100) (121,989) 1,769 1 .6
JSR Corp. (8,500) (220,883) 34,742 31 .0
Keyence Corp. (500) (171,469) 14,938 13 .3
Kikkoman Corp. (2,400) (127,720) (5,138) (4 .6)
Kobe Bussan Co. Ltd. (6,100) (149,944) (4,003) (3 .6)
Lasertec Corp. (1,600) (190,566) 19,666 17 .6
Mitsubishi UFJ Financial Group, Inc. (26,500) (141,776) 4,298 3 .8
MonotaRO Co. Ltd. (11,900) (177,473) 3,561 3 .2
Nexon Co. Ltd. (5,700) (117,048) 17,217 15 .4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Nidec Corp. (3,200) (198,294) 11,517 10 .3
Nippon Paint Holdings Co. Ltd. (23,200) (173,587) (1,248) (1 .1)
Nomura Research Institute Ltd. (4,500) (120,764) 783 0 .7
Obic Co. Ltd. (900) (127,986) 382 0 .3
Oriental Land Co. Ltd. (1,000) (139,652) 52 0 .0
Pan Pacific International Holdings Corp. (9,900) (157,838) (3,364) (3 .0)
SMC Corp. (300) (133,542) 24,042 21 .5
Sony Group Corp. (1,600) (130,491) 13,797 12 .3
Toyota Motor Corp. (14,200) (219,096) 15,233 13 .6
Unicharm Corp. (4,800) (161,075) (6,866) (6 .1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.29% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
12/18/2026
- 07/01/2027 $56,876,778 $(1,000,386) $(215,062) $(1,215,448)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 596 218,172 (32,041) 2 .6
Alaska Air Group, Inc. 4,962 198,728 (18,610) 1 .5
Alphabet, Inc. 84 183,058 (9,617) 0 .8
Amazon.com, Inc. 2,313 245,664 (16,081) 1 .3
American International Group, Inc. 3,197 163,463 (11,323) 0 .9
Apple, Inc. 2,940 401,957 (16,052) 1 .3
Arrow Electronics, Inc. 1,903 213,307 (12,277) 1 .0
Bank of America Corp. 6,375 198,454 (10,458) 0 .9
Booking Holdings, Inc. 90 157,409 (46,155) 3 .8
Cisco Systems, Inc. 6,309 269,016 (9,649) 0 .8
Citigroup, Inc. 5,292 243,379 (21,062) 1 .7
Coca-Cola Co. (The) 4,717 296,746 3,762 (0 .3)
Colgate-Palmolive Co. 3,312 265,424 10,000 (0 .8)
CVS Health Corp. 2,614 242,213 (623) 0 .1
Douglas Emmett, Inc. 6,800 152,184 (16,409) 1 .4
Expedia Group, Inc. 1,671 158,461 (37,130) 3 .1

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
General Motors Co. 4,785 151,972 (20,962) 1 .7
Gilead Sciences, Inc. 4,220 260,838 1,667 (0 .1)
Intel Corp. 5,883 220,083 (14,658) 1 .2
Keurig Dr Pepper, Inc. 4,480 158,547 (1,468) 0 .1
Kraft Heinz Co. (The) 6,038 230,289 3,705 (0 .3)
LyondellBasell Industries NV 2,023 176,932 (36,444) 3 .0
ManpowerGroup, Inc. 2,623 200,423 (22,429) 1 .8
Merck & Co., Inc. 2,188 199,480 6,229 (0 .5)
Microsoft Corp. 1,859 477,447 (13,871) 1 .1
Owens Corning 2,213 164,448 (33,150) 2 .7
PepsiCo, Inc. 1,837 306,154 5,399 (0 .4)
Starbucks Corp. 2,186 166,989 (5,509) 0 .5
Tractor Supply Co. 1,016 196,952 (5,101) 0 .4
Tyson Foods, Inc. 2,885 248,283 2,107 (0 .2)
Ulta Beauty, Inc. 635 244,780 (19,245) 1 .6
Vail Resorts, Inc. 780 170,079 (8,384) 0 .7
Verizon Communications, Inc. 3,657 185,593 (695) 0 .1
Vishay Intertechnology, Inc. 8,981 160,041 (14,204) 1 .2
Wells Fargo & Co. 4,964 194,440 (14,407) 1 .2
Westrock Co. 4,269 170,077 (23,163) 1 .9
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (13,087) (165,943) 22,339 (1 .8)
Americold Realty Trust, Inc. (5,083) (152,693) 335 (0 .0)
Clorox Co. (The) (1,353) (190,746) (10,137) 0 .8
Commerce Bancshares, Inc. (2,468) (162,024) 3,455 (0 .3)
Constellation Brands, Inc. (892) (207,890) 8,467 (0 .7)
First Financial Bankshares, Inc. (4,272) (167,761) 1,965 (0 .2)
Honeywell International, Inc. (1,242) (215,872) 15,220 (1 .3)
M&T Bank Corp. (1,592) (253,749) 16,118 (1 .3)
McCormick & Co., Inc. (Non-Voting) (2,308) (192,141) 8,100 (0 .7)
Principal Financial Group, Inc. (2,329) (155,554) 6,543 (0 .5)
Progressive Corp. (The) (1,650) (191,846) (1,205) 0 .1
Realty Income Corp. (3,690) (251,879) (5,771) 0 .5
SVB Financial Group (392) (154,836) 25,386 (2 .1)
Welltower, Inc. (2,312) (190,393) 2,035 (0 .2)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-2.00% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
12/18/2023
- 06/28/2024 $2,544,786 $1,976 $(28,562) $(26,586)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 2,929 21,668 (1,117) 4 .2
Ampol Ltd. 1,445 34,106 81 (0 .3)
APA Group 3,074 23,940 (630) 2 .4
Aristocrat Leisure Ltd. 2,670 63,509 (627) 2 .4
Atlas Arteria Ltd. 6,427 35,810 (80) 0 .3
Aurizon Holdings Ltd. 40,897 107,560 (184) 0 .7
Australia & New Zealand Banking Group Ltd. 10,119 154,120 (3,516) 13 .2
BlueScope Steel Ltd. 11,065 121,921 (1,570) 5 .9
Boral Ltd. 12,893 23,064 (2,121) 8 .0
Brambles Ltd. 10,659 78,816 (1,232) 4 .6
Coles Group Ltd. 7,745 95,313 (531) 2 .0
Computershare Ltd. 2,773 47,288 842 (3 .2)
Fortescue Metals Group Ltd. 1,406 16,907 (608) 2 .3
Harvey Norman Holdings Ltd. 23,761 60,926 (2,354) 8 .9
Incitec Pivot Ltd. 36,188 83,280 (2,424) 9 .1
JB Hi-Fi Ltd. 5,260 139,896 (6,321) 23 .8
QBE Insurance Group Ltd. 7,081 59,501 422 (1 .6)
Qube Holdings Ltd. 7,592 14,320 (298) 1 .1
Ramsay Health Care Ltd. 790 40,014 (79) 0 .3
Sonic Healthcare Ltd. 5,176 117,978 (86) 0 .3
Suncorp Group Ltd. 10,395 79,270 (1,307) 4 .9
Telstra Corp. Ltd. 35,501 94,425 (1,878) 7 .1
Westpac Banking Corp. 4,231 57,072 (1,077) 4 .1
United States
James Hardie Industries plc 625 13,683 91 (0 .3)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Allkem Ltd. (1,812) (12,960) 560 (2 .1)
Cleanaway Waste Management Ltd. (18,758) (32,652) 1,012 (3 .8)
Commonwealth Bank of Australia (868) (54,230) 1,933 (7 .3)
CSL Ltd. (245) (45,490) 677 (2 .5)
Domino's Pizza Enterprises Ltd. (1,699) (79,863) 1,748 (6 .6)
Evolution Mining Ltd. (12,844) (20,986) 2,401 (9 .0)
IDP Education Ltd. (3,599) (58,934) 1,961 (7 .4)
Insurance Australia Group Ltd. (5,598) (16,881) 121 (0 .5)
Lendlease Corp. Ltd. (8,365) (52,691) 1,007 (3 .8)
Lynas Rare Earths Ltd. (8,396) (50,749) 2,394 (9 .0)
Macquarie Group Ltd. (392) (44,632) 355 (1 .3)
Medibank Pvt Ltd. (14,299) (32,161) 15 (0 .1)
Mineral Resources Ltd. (355) (11,915) 21 (0 .1)
NEXTDC Ltd. (1,559) (11,474) 858 (3 .2)
Northern Star Resources Ltd. (4,602) (21,587) 751 (2 .8)
Orica Ltd. (1,440) (15,755) 155 (0 .6)
OZ Minerals Ltd. (1,466) (18,022) 658 (2 .5)
Pilbara Minerals Ltd. (10,077) (16,029) 108 (0 .4)
Pro Medicus Ltd. (1,857) (54,268) 3,267 (12 .3)
Qantas Airways Ltd. (13,877) (42,947) 1,498 (5 .6)
REA Group Ltd. (447) (34,518) 1,530 (5 .8)
Reece Ltd. (6,128) (58,209) 3,680 (13 .8)
SEEK Ltd. (820) (11,895) 687 (2 .6)
Seven Group Holdings Ltd. (2,082) (23,936) 4 (0 .0)
Wesfarmers Ltd. (775) (22,416) 467 (1 .8)
Woolworths Group Ltd. (1,608) (39,496) 539 (2 .0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.17% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 08/25/2023 $3,449,402 $19,565 $(126,362) $(106,797)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 2,273 77,874 1,448 (1 .4)
Bank of Montreal 1,447 139,147 (682) 0 .6
Bank of Nova Scotia (The) 1,671 98,894 (922) 0 .9
Canadian Imperial Bank of Commerce 925 44,921 (338) 0 .3
Canadian National Railway Co. 460 51,743 (440) 0 .4
Canadian Tire Corp. Ltd. 527 66,489 (2,334) 2 .2
CGI, Inc. 389 30,988 (171) 0 .2
CI Financial Corp. 4,440 47,153 (2,007) 1 .9
Cogeco Communications, Inc. 455 30,778 (1,311) 1 .2
Empire Co. Ltd. 1,160 35,732 (189) 0 .2
Enbridge, Inc. 2,155 91,008 (167) 0 .2
Finning International, Inc. 2,545 53,561 (576) 0 .5
George Weston Ltd. 805 94,040 1,501 (1 .4)
iA Financial Corp., Inc. 1,016 50,532 1,616 (1 .5)
Loblaw Cos. Ltd. 948 85,498 1,237 (1 .2)
Magna International, Inc. 696 38,217 (2,272) 2 .1
Metro, Inc. 591 31,722 92 (0 .1)
National Bank of Canada 835 54,795 91 (0 .1)
Nutrien Ltd. 1,027 81,788 (4,229) 4 .0
Onex Corp. 1,311 65,285 (789) 0 .7
Open Text Corp. 1,197 45,278 (1,711) 1 .6
Parkland Corp. 2,147 58,312 1,051 (1 .0)
Pembina Pipeline Corp. 2,716 96,005 295 (0 .3)
SSR Mining, Inc. 2,070 34,575 (2,221) 2 .1
TFI International, Inc. 389 31,227 227 (0 .2)
Toromont Industries Ltd. 811 65,576 1,024 (1 .0)
West Fraser Timber Co. Ltd. 1,426 109,420 82 (0 .1)
Chile
Lundin Mining Corp. 10,261 65,048 (4,180) 3 .9
Short Positions
Common Stocks
Canada
Air Canada (3,308) (41,222) 3,167 (3 .0)
Algonquin Power & Utilities Corp. (2,088) (28,063) 1,006 (0 .9)
Ballard Power Systems, Inc. (14,338) (90,559) 6,126 (5 .7)
BlackBerry Ltd. (5,512) (29,718) 2,194 (2 .1)
Boralex, Inc. (1,916) (63,827) (104) 0 .1
Brookfield Asset Management, Inc. (1,153) (51,290) 1,469 (1 .4)
CAE, Inc. (1,848) (45,540) 93 (0 .1)
Cameco Corp. (1,278) (26,867) 2,492 (2 .3)
Canadian Pacific Railway Ltd. (912) (63,703) 751 (0 .7)
Capital Power Corp. (1,049) (36,681) 782 (0 .7)
Constellation Software, Inc. (28) (41,566) 767 (0 .7)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Dollarama, Inc. (1,343) (77,333) 1,711 (1 .6)
Element Fleet Management Corp. (3,649) (38,043) (257) 0 .2
Emera, Inc. (1,151) (53,920) (27) 0 .0
Franco-Nevada Corp. (433) (56,957) 3,549 (3 .3)
GFL Environmental, Inc. (2,046) (52,708) 3,131 (2 .9)
Intact Financial Corp. (369) (52,048) 335 (0 .3)
Lightspeed Commerce, Inc. (1,222) (27,246) 2,457 (2 .3)
Restaurant Brands International, Inc. (1,381) (69,275) 236 (0 .2)
Royal Bank of Canada (867) (83,952) 88 (0 .1)
TMX Group Ltd. (381) (38,775) (370) 0 .3
United States
Brookfield Renewable Corp. (1,917) (68,283) 1,522 (1 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.65% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $2,663,002 $18,382 $(16,243) $2,139
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 2,997 80,374 (647) (30 .3)
Adecco Group AG (Registered) 902 30,745 (757) (35 .4)
Baloise Holding AG (Registered) 101 16,533 187 8 .8
Barry Callebaut AG (Registered) 20 44,748 (504) (23 .6)
Belimo Holding AG (Registered) 10 3,521 (83) (3 .9)
Bucher Industries AG (Registered) 144 50,263 (2,017) (94 .3)
DKSH Holding AG 528 43,689 (7) (0 .3)
dormakaba Holding AG 37 16,148 (189) (8 .8)
Galenica AG 402 30,924 1,342 62 .8
Geberit AG (Registered) 36 17,320 (547) (25 .6)
Georg Fischer AG (Registered) 141 6,964 (228) (10 .7)
Helvetia Holding AG (Registered) 300 35,233 137 6 .4
Julius Baer Group Ltd. 762 35,349 (1,232) (57 .6)
Kuehne + Nagel International AG (Registered) 297 70,568 (1,236) (57 .8)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Lonza Group AG (Registered) 53 28,309 458 21 .4
Novartis AG (Registered) 3,897 330,390 (3,687) (172 .4)
OC Oerlikon Corp. AG (Registered) 4,385 30,615 (963) (45 .0)
SGS SA (Registered) 19 43,580 (464) (21 .7)
Sulzer AG (Registered) 149 9,287 (436) (20 .4)
Swisscom AG (Registered) 189 104,540 1,338 62 .6
Temenos AG (Registered) 1,210 103,552 (2,955) (138 .1)
UBS Group AG (Registered) 2,612 42,228 (1,933) (90 .4)
United States
Roche Holding AG 522 174,505 (337) (15 .8)
Swiss Re AG 847 65,742 (534) (25 .0)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (1,904) (17,225) 1,538 71 .9
Switzerland
Alcon, Inc. (670) (46,981) (482) (22 .5)
Bachem Holding AG (Registered) (790) (55,063) 4,567 213 .5
BKW AG (194) (20,297) 194 9 .1
Chocoladefabriken Lindt & Spruengli AG (2) (20,364) (252) (11 .8)
Cie Financiere Richemont SA (149) (16,027) 73 3 .4
Clariant AG (Registered) (1,351) (25,761) (741) (34 .6)
Credit Suisse Group AG (Registered) (8,322) (47,501) 1,611 75 .3
Dufry AG (Registered) (1,313) (42,607) 5,751 268 .9
EMS-Chemie Holding AG (Registered) (98) (73,138) 979 45 .8
Flughafen Zurich AG (Registered) (149) (22,577) 1,459 68 .2
Givaudan SA (Registered) (34) (119,840) (2,040) (95 .4)
Holcim AG (2,990) (128,240) 5,071 237 .1
Idorsia Ltd. (4,283) (61,356) 3,540 165 .5
Logitech International SA (Registered) (1,849) (96,417) 3,960 185 .1
Partners Group Holding AG (36) (32,511) 1,526 71 .3
Schindler Holding AG (260) (47,543) 24 1 .1
SIG Group AG (3,722) (82,189) 2,278 106 .5
Sika AG (Registered) (358) (82,640) 1,688 78 .9
Sonova Holding AG (Registered) (65) (20,773) 42 1 .9
Straumann Holding AG (Registered) (266) (32,044) (1,166) (54 .5)
Swiss Life Holding AG (Registered) (9) (4,394) 53 2 .5
Tecan Group AG (Registered) (142) (41,349) 1,128 52 .7
VAT Group AG (196) (46,875) 2,296 107 .3
United States
Nestle SA (Registered) (549) (64,163) 579 27 .1

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $1,062,467 $(2,209) $(5,348) $(7,557)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 67 157,289 (6,886) 91 .1
Carlsberg A/S 770 98,408 (149) 2 .0
DSV A/S 153 21,514 (234) 3 .1
Genmab A/S 199 64,565 950 (12 .6)
H Lundbeck A/S 6,393 31,048 (2,819) 37 .3
H Lundbeck A/S 2,113 10,140 (1,084) 14 .3
ISS A/S 5,298 84,466 (2,488) 32 .9
Novo Nordisk A/S 1,263 140,070 (457) 6 .0
Pandora A/S 1,374 87,294 (3,129) 41 .4
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (192) (14,016) 484 (6 .4)
Coloplast A/S (618) (70,612) 2,002 (26 .5)
GN Store Nord A/S (1,178) (41,557) (1,071) 14 .2
Novozymes A/S (401) (24,133) 65 (0 .9)
Orsted A/S (198) (20,854) (406) 5 .4
ROCKWOOL A/S (20) (4,541) 444 (5 .9)
Royal Unibrew A/S (204) (18,156) (212) 2 .8
SimCorp A/S (106) (7,749) 400 (5 .3)
Tryg A/S (2,414) (54,387) (326) 4 .3
Vestas Wind Systems A/S (5,252) (111,668) 12,707 (168 .1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.50% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $11,342,445 $(14,157) $(296,664) $(310,821)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokia OYJ 20,252 93,869 (3,319) 1 .1
Nokian Renkaat OYJ 7,199 79,402 (5,350) 1 .7
France
Atos SE 7,400 100,322 (5,613) 1 .8
AXA SA 5,243 119,758 (1,357) 0 .4
Bouygues SA 2,794 86,233 (2,514) 0 .8
Cie de Saint-Gobain 2,057 88,881 (2,799) 0 .9
Eiffage SA 1,354 122,483 (2,161) 0 .7
Ipsen SA 899 85,120 4,313 (1 .4)
Orange SA 17,361 204,575 1,923 (0 .6)
Germany
Bayer AG (Registered) 1,703 101,697 (3,198) 1 .0
Bayerische Motoren Werke AG 1,327 102,870 (2,049) 0 .7
Covestro AG 2,702 93,891 (3,087) 1 .0
Deutsche Bank AG (Registered) 15,442 135,700 (6,611) 2 .1
GEA Group AG 2,748 95,268 (2,014) 0 .6
ProSiebenSat.1 Media SE 12,808 119,128 (6,233) 2 .0
Italy
Leonardo SpA 14,324 145,328 2,198 (0 .7)
UniCredit SpA 12,878 123,067 (7,975) 2 .6
Unipol Gruppo SpA 29,042 132,286 (1,089) 0 .4
Netherlands
Aegon NV 33,163 142,821 (5,713) 1 .8
ASR Nederland NV 2,756 111,114 197 (0 .1)
Koninklijke Ahold Delhaize NV 5,963 155,211 (887) 0 .3
NN Group NV 2,981 135,018 996 (0 .3)
OCI NV 2,367 77,864 2,358 (0 .8)
Singapore
STMicroelectronics NV 2,509 79,347 (4,383) 1 .4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Banco Santander SA 41,683 117,939 (2,889) 0 .9
Enagas SA 4,125 91,231 (176) 0 .1
Industria de Diseno Textil SA 5,728 130,172 (806) 0 .3
Red Electrica Corp. SA 5,523 104,548 (1,803) 0 .6
Telefonica SA 30,576 156,107 4,412 (1 .4)
United States
Stellantis NV 11,857 147,202 (4,486) 1 .4
Short Positions
Common Stocks
China
Prosus NV (2,770) (179,368) (1,105) 0 .4
France
Air Liquide SA (1,032) (138,910) 5,585 (1 .8)
EssilorLuxottica SA (1,053) (159,648) (1,673) 0 .5
LVMH Moet Hennessy Louis Vuitton SE (178) (109,092) (865) 0 .3
Germany
adidas AG (645) (114,572) 1,574 (0 .5)
Continental AG (1,564) (109,775) 2,389 (0 .8)
Deutsche Lufthansa AG (Registered) (14,509) (85,462) 4,647 (1 .5)
Deutsche Telekom AG (Registered) (6,501) (129,300) (314) 0 .1
Fresenius Medical Care AG & Co. KGaA (2,108) (105,613) (125) 0 .0
Puma SE (1,191) (79,019) 3,150 (1 .0)
RWE AG (3,259) (120,538) 5,198 (1 .7)
Symrise AG (727) (79,290) 1,216 (0 .4)
Italy
Ferrari NV (711) (130,851) 1,428 (0 .5)
Intesa Sanpaolo SpA (42,238) (79,047) 4,507 (1 .4)
Netherlands
Argenx SE (271) (102,154) (2,160) 0 .7
ASM International NV (403) (100,269) 5,817 (1 .9)
Spain
CaixaBank SA (40,263) (141,003) 3,757 (1 .2)
Cellnex Telecom SA (4,510) (175,521) 8,330 (2 .7)
Ferrovial SA (4,316) (109,815) (757) 0 .2
United States
Schneider Electric SE (1,272) (151,566) 4,630 (1 .5)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $3,866,748 $(23,370) $(85,758) $(109,128)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 2,874 171,827 (5,234) 4 .8
Austria
Mondi plc 1,738 30,850 (1,078) 1 .0
Italy
Coca-Cola HBC AG 2,312 51,515 138 (0 .1)
Jordan
Hikma Pharmaceuticals plc 3,242 63,967 (1,746) 1 .6
Nigeria
Airtel Africa plc 38,838 64,520 (622) 0 .6
United Kingdom
abrdn plc 46,586 90,934 (3,447) 3 .2
Associated British Foods plc 5,849 112,860 (4,305) 3 .9
Aviva plc 12,377 60,626 (1,478) 1 .4
BAE Systems plc 6,563 66,444 1,803 (1 .7)
Barclays plc 64,325 120,285 (3,864) 3 .5
Barratt Developments plc 13,584 75,984 (2,721) 2 .5
Burberry Group plc 1,580 31,697 (527) 0 .5
DCC plc 741 46,102 280 (0 .3)
Diageo plc 766 33,086 (1,000) 0 .9
Direct Line Insurance Group plc 15,446 47,411 (648) 0 .6
Howden Joinery Group plc 8,949 65,967 (1,592) 1 .5
Inchcape plc 3,787 32,182 (899) 0 .8
InterContinental Hotels Group plc 1,473 78,287 (1,324) 1 .2
Intertek Group plc 574 29,503 (1,108) 1 .0
J Sainsbury plc 14,921 37,133 (1,300) 1 .2
JD Sports Fashion plc 20,237 28,514 (398) 0 .4
Johnson Matthey plc 1,286 30,325 (1,376) 1 .3
Kingfisher plc 26,833 80,190 (1,045) 1 .0
Legal & General Group plc 16,628 48,613 (1,322) 1 .2
Lloyds Banking Group plc 96,905 49,858 (1,226) 1 .1
Marks & Spencer Group plc 48,274 80,088 (4,798) 4 .4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
National Grid plc 6,816 87,592 (357) 0 .3
Royal Mail plc 29,929 98,869 (3,118) 2 .9
Smiths Group plc 3,985 68,147 (1,038) 1 .0
Spectris plc 1,141 37,801 (1,937) 1 .8
Travis Perkins plc 3,512 41,628 (1,637) 1 .5
Unilever plc 971 44,258 122 (0 .1)
Vodafone Group plc 79,301 123,305 495 (0 .5)
WPP plc 5,878 59,375 243 (0 .2)
United States
GSK plc 9,248 199,309 677 (0 .6)
Short Positions
Common Stocks
Hong Kong
Prudential plc (2,745) (34,146) (317) 0 .3
United Kingdom
Admiral Group plc (1,526) (41,782) 144 (0 .1)
AstraZeneca plc (1,276) (168,332) (225) 0 .2
AVEVA Group plc (1,817) (49,881) 4,287 (3 .9)
B&M European Value Retail SA (17,268) (77,279) 4,133 (3 .8)
Compass Group plc (3,512) (72,106) 1,020 (0 .9)
ConvaTec Group plc (23,027) (63,117) (363) 0 .3
Experian plc (1,751) (51,411) (148) 0 .1
Halma plc (3,548) (87,111) 823 (0 .8)
Hargreaves Lansdown plc (3,753) (36,211) 831 (0 .8)
Ocado Group plc (2,991) (28,512) 2,800 (2 .6)
Reckitt Benckiser Group plc (488) (36,704) 175 (0 .2)
Severn Trent plc (2,171) (72,078) 3,320 (3 .0)
St James's Place plc (2,801) (37,688) 1,608 (1 .5)
Tate & Lyle plc (3,608) (33,064) 1,027 (0 .9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-1.25% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 06/28/2024 $1,114,364 $(9,477) $(5,527) $(15,004)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 25,000 99,274 (926) 6 .2
Hong Kong
ASM Pacific Technology Ltd. 4,300 36,598 (1,399) 9 .3
CK Asset Holdings Ltd. 7,000 49,737 (162) 1 .1
Hang Lung Properties Ltd. 5,000 9,514 11 (0 .1)
Hang Seng Bank Ltd. 2,100 37,214 656 (4 .4)
HKT Trust & HKT Ltd. 5,000 6,715 (4) 0 .0
Hong Kong Exchanges & Clearing Ltd. 100 4,946 (155) 1 .0
Man Wah Holdings Ltd. 29,600 31,962 49 (0 .3)
MTR Corp. Ltd. 7,500 39,321 (166) 1 .1
New World Development Co. Ltd. 7,000 25,215 (201) 1 .3
Power Assets Holdings Ltd. 2,000 12,600 74 (0 .5)
Sino Land Co. Ltd. 24,000 35,440 375 (2 .5)
Sun Hung Kai Properties Ltd. 13,500 159,841 (125) 0 .8
Swire Properties Ltd. 6,200 15,436 300 (2 .0)
WH Group Ltd. 107,000 82,816 3,864 (25 .8)
Macau
Sands China Ltd. 1,600 3,849 187 (1 .2)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (11,600) (34,808) (1,694) 11 .3
Chow Tai Fook Jewellery Group Ltd. (8,800) (16,622) (608) 4 .0
ESR Group Ltd. (22,200) (60,199) (1,210) 8 .1
SITC International Holdings Co. Ltd. (2,000) (5,688) 365 (2 .4)
Hong Kong
AIA Group Ltd. (4,400) (48,077) (1,620) 10 .8
Henderson Land Development Co. Ltd. (1,000) (3,758) 14 (0 .1)
Techtronic Industries Co. Ltd. (6,500) (67,874) 3,697 (24 .6)
Wharf Real Estate Investment Co. Ltd. (15,000) (71,628) (1,952) 13 .0
Macau
Galaxy Entertainment Group Ltd. (22,000) (131,793) (6,977) 46 .5
Wynn Macau Ltd. (34,400) (23,439) (1,870) 12 .5

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $433,736 $(7,230) $(18,921) $(26,151)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 1,119 46,887 (2,426) 9 .3
Norway
Gjensidige Forsikring ASA 1,267 25,792 1,164 (4 .5)
Leroy Seafood Group ASA 4,834 34,612 480 (1 .8)
Mowi ASA 964 22,044 (84) 0 .3
Norsk Hydro ASA 9,356 52,873 (5,449) 20 .8
Orkla ASA 4,841 38,780 831 (3 .2)
Telenor ASA 3,910 52,250 188 (0 .7)
TOMRA Systems ASA 208 3,904 99 (0 .4)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (145) (9,345) (270) 1 .0
France
Adevinta ASA (7,071) (52,056) 2,539 (9 .7)
Norway
Kongsberg Gruppen ASA (457) (16,436) (681) 2 .6
Salmar ASA (1,011) (71,575) (3,574) 13 .7
Schibsted ASA (188) (3,396) (62) 0 .2
United Kingdom
Subsea 7 SA (474) (3,786) 15 (0 .1)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 07/25/2024 $1,938,347 $(10,682) $(23,861) $(34,543)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 907 12,999 (351) 1 .0
Finland
Nordea Bank Abp 5,696 50,316 (2,046) 5 .9
Sweden
Assa Abloy AB 303 6,466 (98) 0 .3
BillerudKorsnas AB 439 5,147 19 (0 .1)
Boliden AB 2,465 78,832 (3,588) 10 .4
Elekta AB 7,037 48,770 (1,103) 3 .2
Essity AB 619 16,181 (49) 0 .1
Evolution AB 87 7,959 104 (0 .3)
Getinge AB 1,318 30,546 311 (0 .9)
H & M Hennes & Mauritz AB 3,632 43,594 (283) 0 .8
Saab AB 1,877 77,618 5,162 (14 .9)
Sandvik AB 306 4,987 (203) 0 .6
Securitas AB 5,084 43,955 (299) 0 .9
Skandinaviska Enskilda Banken AB 6,441 63,456 (1,617) 4 .7
Skanska AB 3,534 54,372 583 (1 .7)
SSAB AB 27,311 113,483 (3,639) 10 .5
Svenska Cellulosa AB SCA 805 12,095 (375) 1 .1
Svenska Handelsbanken AB 5,877 50,448 (747) 2 .2
Swedbank AB 7,992 101,359 (2,236) 6 .5
Swedish Orphan Biovitrum AB 526 11,425 210 (0 .6)
Tele2 AB 2,804 31,974 (147) 0 .4
Telefonaktiebolaget LM Ericsson 22,457 167,732 (10,384) 30 .1
Telia Co. AB 44,873 172,227 (1,278) 3 .7
Trelleborg AB 163 3,298 (216) 0 .6
Volvo AB 4,837 75,261 (2,690) 7 .8

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
AAK AB (2,076) (33,874) (702) 2 .0
Alfa Laval AB (2,549) (61,793) 2,148 (6 .2)
Atlas Copco AB (1,164) (10,895) 229 (0 .7)
Axfood AB (664) (19,118) (723) 2 .1
Beijer Ref AB (1,662) (22,792) (46) 0 .1
Electrolux AB (1,394) (18,829) 135 (0 .4)
Embracer Group AB (8,204) (63,016) 1,888 (5 .5)
Epiroc AB (3,132) (48,562) 1,362 (3 .9)
EQT AB (3,443) (70,764) 5,321 (15 .4)
Hexagon AB (10,103) (105,567) 2,679 (7 .8)
Hexpol AB (395) (3,383) 89 (0 .3)
Holmen AB (291) (11,853) 299 (0 .9)
Husqvarna AB (1,000) (7,371) 397 (1 .1)
Indutrade AB (597) (10,954) 139 (0 .4)
Lifco AB (2,268) (36,625) 365 (1 .1)
Nibe Industrier AB (8,668) (65,342) (1,445) 4 .2
SKF AB (2,447) (36,304) 871 (2 .5)
Sweco AB (1,726) (17,989) 31 (0 .1)
United States
Sinch AB (2,699) (8,816) 1,241 (3 .6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 06/28/2024 $562,176 $(1,424) $5,460 $4,036
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 11,100 32,307 (850) (21 .0)
Yangzijiang Shipbuilding Holdings Ltd. 230,600 154,416 1,712 42 .4

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
Genting Singapore Ltd. 7,300 3,786 (128) (3 .2)
Oversea-Chinese Banking Corp. Ltd. 17,900 146,835 13 0 .3
Singapore Technologies Engineering Ltd. 19,300 56,816 316 7 .8
Singapore Telecommunications Ltd. 39,500 71,893 (1,655) (41 .0)
United Overseas Bank Ltd. 3,900 73,679 (875) (21 .7)
Short Positions
Common Stocks
Singapore
Singapore Airlines Ltd. (3,800) (13,963) 151 3 .7
UOL Group Ltd. (1,600) (8,481) (108) (2 .7)
Collateral pledged to, or (received from), each counterparty at June 30, 2022 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSIN
Cash $ 5,420,000 $ – $ 5,420,000
MLIN
Cash 1,880,000 – 1,880,000

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 0.52%
Australian Bank-Bill Reference Rate (“BBR”): 1.14%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.81%
Bank of Japan Estimate Unsecured Overnight Call Rate ( “MUTSC”): -0.04%
Brazilian Interbank Certificate of Deposit (“CDI”): 13.15%
Canadian Bankers’ Acceptance Rate ("BA"): 2.23%
Canadian Dollar Offered Rate (“CDOR”): 2.23%
Canadian Overnight Repo Rate Average ("CORRA"): 1.46%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.28%
Denmark Tomorrow/Next : -0.47%
Euro Short-Term Rate ("ESTR"): -0.59%
Federal Funds Floating Rate: 1.58%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.87%
Hong Kong Overnight Index Average (“HONIX”): 1.13%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 8.03%
Norway Interbank Offered Rate ("NIBOR"): 1.37%
Norwegian Overnight Weighted Average ("NOWA"): 1.25%
Overnight Bank Funding Rate ("OBFR"): 1.57%
Rand Overnight Deposit Rate: 4.57%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.81%
Singapore Overnight Rate Average (“SORA”): 1.66%
Sterling Overnight Index Average (“SONIA”): 1.19%
Swiss Average Rate Overnight (“SARON”): -0.20%
Tokyo Overnight Average Rate (“TONAR”):  -0.04%
Warsaw Interbank Offered Rate(“WIBOR”): 6.49%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 218,779,041 $ 1,126,483,578 $ 2,624,480 $ 153,475,950
Investments in securities of affiliated issuers, at cost ............. — 357,493,073 124,195,596 —
Investments in securities of unaffiliated issuers, at value .......... $ 238,015,479 $ 1,062,656,349 $ 2,623,710 $ 152,880,011
Investments in securities of affiliated issuers, at value ............ — 357,409,881 129,225,501 —
Cash ................................................. — 15,604,523 — —
Cash denominated in foreign currencies
‡
...................... 472,024 1,194,952 — 3,830,442
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,123,713 477,139 — 9,309
Unrealized appreciation on OTC swaps ....................... 41,525 976,530 — 78,282
Deposits for securities sold short ............................ 16,210,706 5,477,917 — 4,772,179
Due from broker ........................................ 484,465 102,006,635 — 520,000
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $(261,122), $(2,868,352), $— and $—, respectively) ........................................... 972,912 5,793,274 — —
Deposits with brokers for futures contracts ..................... 12,349,911 4,244,150 — —
Variation margin on centrally cleared swaps .................... 73,794 189,362 — —
Variation margin on futures contracts ......................... 4,090 — — 1
Receivables:
Securities sold ....................................... — 1,120,609 3,020,565 1,811,035
Foreign tax reclaims ................................... 235,326 39,581 — 383,238
Dividends and interest .................................. 194,460 1,310,548 1,934 68,421
Capital shares sold .................................... 832 8,806,141 309,566 1,374,477
Due from Investment Adviser ............................. — — 5,296 —
Prepaid expenses .......................................
28,184 64,329 45,636 31,673
Total Assets 272,207,421 1,567,371,920 135,232,208 165,759,068
LIABILITIES:
Securities sold short, at value (proceeds  $181,415,711, $82,159,723,
$– and $6,682,402, respectively) ............................ 125,073,344 61,518,495 — 5,249,634
Due to custodian ........................................ 22,591 — — 9,602
Due to broker .......................................... 18,404 420,483 — 5,220
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,396,050 46,822 — 1,793
Unrealized depreciation on OTC swaps ....................... 466,234 63,137,448 — 7,147,389
Deposits from brokers for futures contracts .................... — — — 322
Variation margin on futures contracts ......................... 638,473 1,623,335 — —
Payables: – – – –
Securities purchased ................................... 163 27,495,775 3,120,071 1,413,974
Accrued investment advisory fees ......................... 122,743 1,134,652 — 121,837
Accrued distribution fees—Class N ........................ 1,249 10,304 1,432 4,252
Capital shares redeemed ............................... 171,077 1,994,657 197,204 609,778
Dividends and interest payable on securities sold short ......... 146,991 93,557 — 1,588
Other accrued expenses and liabilities ........................
90,992 480,041 45,806 103,537
Total Liabilities 130,148,311 157,955,569 3,364,513 14,668,926
Net Assets $ 142,059,110 $ 1,409,416,351 $ 131,867,695 $ 151,090,142
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 184,856,316 $ 1,608,609,028 $ 127,391,775 $ 132,320,400
Total distributable earnings (loss) ...........................
(42,797,206) (199,192,677) 4,475,920 18,769,742
Net Assets $ 142,059,110 $ 1,409,416,351 $ 131,867,695 $ 151,090,142

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
NET ASSETS:
Class I ............................................... $ 38,717,816 $ 944,635,759 $ 119,827,480 $ 103,546,412
Class N ............................................... 5,951,333 50,297,803 6,871,613 20,429,488
Class R6 .............................................. 97,389,961 414,482,789 5,168,602 27,114,242
SHARES OUTSTANDING: – – – –
Class I ............................................... 4,351,825 81,576,440 10,018,596 11,656,051
Class N ............................................... 672,792 4,341,693 576,126 2,338,369
Class R6 .............................................. 10,910,530 35,829,656 431,533 3,039,343
NET ASSET VALUE: – – – –
Class I ............................................... $ 8.90 $ 11.58 $ 11.96 $ 8.88
Class N ............................................... $ 8.85 $ 11.58 $ 11.93 $ 8.74
Class R6 .............................................. $ 8.93 $ 11.57 $ 11.98 $ 8.92
‡
Cash denominated in foreign currencies, at cost ............... $ 472,456 $ 1,326,423 $ — $ 3,828,149
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
**
AQR MANAGED
FUTURES
STRATEGY
FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 557,023,734 $ 69,920,555 $ 1,409,626,871 $ 134,879,029
Repurchase agreements, at cost ............................ — 12,232,625 — —
Investments in securities of unaffiliated issuers, at value .......... $ 556,450,328 $ 68,308,188 $ 1,408,043,006 $ 134,752,677
Repurchase agreements, at value ........................... — 12,232,625 — —
Cash ................................................. — 1,642 663,804 —
Cash denominated in foreign currencies
‡
...................... 13,695,848 83,036 3,316,436 499,876
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 165,649 2,855,420 56,682,237 7,246,216
Unrealized appreciation on OTC swaps ....................... 2,325 147,575 2,693,149 305,649
Due from broker ........................................ 51,184,431 454,170 27,364,607 106,410
Deposits with brokers for centrally cleared swaps (unamortized upfront payments (receipts) premium (received) $—, $(2,805), $5,196,000 and
$804,459, respectively) ................................... — 1,863,055 17,402,008 2,549,096
Deposits with brokers for futures contracts ..................... 10,421,592 6,473,647 74,461,519 11,648,636
Variation margin on centrally cleared swaps .................... — 9,133 — —
Variation margin on futures contracts ......................... — 453,644 3,693,027 729,771
Receivables:
Securities sold ....................................... 1,771 6,747,144 77,478 3,657
Foreign tax reclaims ................................... 129,742 — — —
Dividends and interest .................................. 156,187 58,469 218,060 29,898
Capital shares sold .................................... 1,710,357 2,069,087 2,389,860 1,319,796
Prepaid expenses .......................................
81,098 40,015 118,863 39,193
Total Assets 633,999,328 101,796,850 1,597,124,054 159,230,875
LIABILITIES:
Securities sold short, at value (proceeds  $–, $12,213,236, $– and $–, respectively) ........................................... — 12,224,203 — —
Reverse repurchase agreements, at value (proceeds  $–, $11,633,500,
$– and $–, respectively) .................................. — 11,633,500 — —
Due to custodian ........................................ 145,074 — — 51,724
Due to broker .......................................... — 19,879 19,025,495 2,455,957
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,281,529 3,355,555 24,697,634 2,976,689
Unrealized depreciation on OTC swaps ....................... 32,411,817 88,945 15,819,992 2,276,676
Deposits from brokers for futures contracts .................... — 5 — —
Variation margin on centrally cleared swaps .................... — 332,209 2,999,437 404,061
Variation margin on futures contracts ......................... 1,578,821 402,384 8,320,717 1,512,960
Payables: – – – –
Securities purchased ................................... 4,836 6,767,545 100,522 7,296
Accrued investment advisory fees ......................... 537,373 27,415 1,299,319 147,063
Accrued distribution fees—Class N ........................ 3,376 1,229 14,149 1,934
Capital shares redeemed ............................... 853,596 1,430 1,032,346 72,220
Dividends and interest payable on securities sold short ......... — 73,257 715 56
Other accrued expenses and liabilities ........................
258,370 63,675 550,969 85,926
Total Liabilities 38,074,792 34,991,231 73,861,295 9,992,562
Net Assets $ 595,924,536 $ 66,805,619 $ 1,523,262,759 $ 149,238,313
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 512,123,276 $ 62,038,934 $ 2,315,492,921 $ 223,851,667
Total distributable earnings (loss) ...........................
83,801,260 4,766,685 (792,230,162) (74,613,354)
Net Assets $ 595,924,536 $ 66,805,619 $ 1,523,262,759 $ 149,238,313

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
**
AQR MANAGED
FUTURES
STRATEGY
FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
NET ASSETS:
Class I ............................................... $ 571,556,382 $ 25,389,919 $ 1,352,439,437 $ 96,802,054
Class N ............................................... 17,750,966 6,067,646 68,883,391 12,652,476
Class R6 .............................................. 6,617,188 35,348,054 101,939,931 39,783,783
SHARES OUTSTANDING: – – – –
Class I ............................................... 41,197,347 2,422,952 141,263,946 10,654,067
Class N ............................................... 1,303,837 589,756 7,262,080 1,388,710
Class R6 .............................................. 473,921 3,364,943 10,628,605 4,366,158
NET ASSET VALUE: – – – –
Class I ............................................... $ 13.87 $ 10.48 $ 9.57 $ 9.09
Class N ............................................... $ 13.61 $ 10.29 $ 9.49 $ 9.11
Class R6 .............................................. $ 13.96 $ 10.50 $ 9.59 $ 9.11
‡
Cash denominated in foreign currencies, at cost ............... $ 13,698,564 $ 85,883 $ 3,329,542 $ 503,376
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 176,932,691 $ 268,125,594 $ 502,014,755 $ 17,776,937
Investments in securities of affiliated issuers, at cost ............. — 275,998,356 296,249,302 —
Investments in securities of unaffiliated issuers, at value .......... $ 172,100,970 $ 267,710,412 $ 496,615,285 $ 17,764,333
Investments in securities of affiliated issuers, at value ............ — 275,936,465 296,221,982 —
Cash ................................................. — — 5,185,642 —
Cash denominated in foreign currencies
‡
...................... 656,980 — 7,395,712 63,642
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,614,927 — 19,219,891 8,824
Unrealized appreciation on OTC swaps ....................... 97,642 35,998 2,650,526 118,103
Deposits for securities sold short ............................ — — 2,808,823 —
Due from broker ........................................ 271,339 287,421 6,799,459 7,300,000
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $—, $686,806 and $—, respectively) ...... — — 7,522,890 —
Deposits with brokers for futures contracts ..................... 6,688,013 54,467,981 105,689,472 —
Variation margin on centrally cleared swaps .................... — — 360,466 —
Variation margin on futures contracts ......................... 783,478 — 2,983,629 —
Receivables:
Securities sold ....................................... 131,974 — 19,676 —
Foreign tax reclaims ................................... 93,035 — 443,108 —
Dividends and interest .................................. 145,970 239,706 268,616 4,667
Capital shares sold .................................... 389,703 1,504,344 1,596,872 —
Due from Investment Adviser ............................. — — — 4,470
Prepaid expenses .......................................
60,412 113,424 71,326 108,797
Total Assets 183,034,443 600,295,751 955,853,375 25,372,836
LIABILITIES:
Securities sold short, at value (proceeds  $24,533,807, $–,
$48,386,206 and $–, respectively) ........................... 18,877,466 — 39,248,454 —
Reverse repurchase agreements, at value (proceeds  $13,456,750, $–,
$– and $–, respectively) .................................. 13,456,750 — — —
Due to custodian ........................................ 648,955 — — —
Due to broker .......................................... 99,688 1,752,248 66,656 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,186,287 — 27,734,146 85,416
Unrealized depreciation on OTC swaps ....................... 102,456 46,042 49,250,975 1,852,035
Deposits from brokers for futures contracts .................... — — — 21
Variation margin on futures contracts ......................... 594,972 13,321,757 7,732,705 5
Payables: – – – –
Securities purchased ................................... 516,390 — 12,295 58
Accrued investment advisory fees ......................... 53,756 411,537 962,563 —
Accrued distribution fees—Class N ........................ 1,256 9,414 6,907 677
Capital shares redeemed ............................... 1,089,209 2,407,225 2,937,376 —
Dividends and interest payable on securities sold short ......... 13,043 — 18,402 —
Other accrued expenses and liabilities ........................
107,007 5,372 253,670 56,349
Total Liabilities 37,747,235 17,953,595 128,224,149 1,994,561
Net Assets $ 145,287,208 $ 582,342,156 $ 827,629,226 $ 23,378,275
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 143,321,196 $ 532,559,630 $ 1,064,879,145 $ 23,063,140
Total distributable earnings (loss) ...........................
1,966,012 49,782,526 (237,249,919) 315,135
Net Assets $ 145,287,208 $ 582,342,156 $ 827,629,226 $ 23,378,275

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
NET ASSETS:
Class I ............................................... $ 111,200,949 $ 515,750,206 $ 326,340,413 $ 7,723,644
Class N ............................................... 5,923,064 41,600,044 30,798,895 5,631,913
Class R6 .............................................. 28,163,195 24,991,906 470,489,918 10,022,718
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,798,110 54,454,790 37,118,282 694,973
Class N ............................................... 630,828 4,477,924 3,533,761 507,431
Class R6 .............................................. 2,989,867 2,625,621 53,294,646 901,150
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.43 $ 9.47 $ 8.79 $ 11.11
Class N ............................................... $ 9.39 $ 9.29 $ 8.72 $ 11.10
Class R6 .............................................. $ 9.42 $ 9.52 $ 8.83 $ 11.12
‡
Cash denominated in foreign currencies, at cost ............... $ 681,084 $ — $ 7,404,536 $ 64,204
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,251,249 $ 295,576 $ 3,344 $ 313,565
Affiliated issuers ...................................... — 691,157 — —
Interest income ......................................... 44,774 3,284,841 16 147,843
Total Income 2,296,023 4,271,574 3,360 461,408
EXPENSES:
Investment advisory fees .................................. 836,099 6,755,740 — 612,629
Custody fees ........................................... 6,680 37,373 5,186 2,271
Administration & accounting fees ............................ 33,096 320,898 14,644 26,455
Legal fees ............................................. 2,148 76,738 998 2,002
Audit & tax fees ......................................... 64,537 97,466 16,405 50,070
Shareholder reporting fees ................................ 9,638 46,175 5,709 10,296
Transfer agent fees ...................................... 33,374 498,964 43,016 58,251
Trustee fees ........................................... 7,016 41,944 2,134 5,772
Distribution fees—Class N ................................. 8,155 57,703 4,965 23,820
Dividends and interest on securities sold short ................. 1,011,592 608,430 — 124,101
Interest expense ........................................ 4,299 50,499 — 13,438
Recoupment of waiver and/or reimbursement .................. — 3,108 — —
Registration fees ........................................ 29,545 39,003 28,064 26,014
Other expenses ........................................ 17,282 67,221 411 14,048
Total Expenses 2,063,461 8,701,262 121,532 969,167
Less expense reimbursements ............................. (110,340) (31,965) (47,004) (91,224)
Net Expenses 1,953,121 8,669,297 74,528 877,943
Net Investment Income (Loss) 342,902 (4,397,723) (71,168) (416,535)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (5,810,900) 3,673,511 (19) (305,009)
Transactions in investment securities of affiliated issuers ........ — (100,202) (403,293) —
Distributions of capital gains received from affiliated issuers ...... — 84 — —
Settlement of foreign currency and foreign currency transactions .. (39,443) 92,599 — (62,899)
Settlement of forward foreign currency contracts .............. 608,958 426,906 — 11,604
Expiration or closing of futures contracts .................... 10,955,756 13,104,199 — (844,470)
Closed short positions in securities ........................ (1,028,895) 12,859,620 — 106,667
Expiration or closing of swap contracts ..................... (3,898,107) 55,070,179 — 22,266,570
Expiration or closing of written option contracts (premium-style) ... — 100 — —
Net realized gain (loss) 787,369 85,126,996 (403,312) 21,172,463
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (15,872,909) (83,031,758) (640) (1,227,786)
Investment securities of affiliated issuers ................... — (83,226) 3,909,222 —
Foreign currency and foreign currency transactions ............ (5,987) (38,913) — (42,032)
Forward foreign currency exchange contracts ................ (227,587) 543,413 — 8,060
Futures contracts ..................................... 2,281,175 2,166,012 — (107,319)
Short positions in securities .............................. 35,480,680 22,359,886 — 1,475,611
Swap contracts ....................................... 37,176 (83,196,457) — (7,600,149)
Net change in unrealized appreciation (depreciation) 21,692,548 (141,281,043) 3,908,582 (7,493,615)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 22,479,917 (56,154,047) 3,505,270 13,678,848
Net increase (decrease) in net assets resulting from operations $ 22,822,819 $ (60,551,770) $ 3,434,102 $ 13,262,313
________________
†
Net of foreign taxes withheld of ............................ $ 238,545 $ 526,294 $ — $ 60,690
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
**
AQR MANAGED
FUTURES
STRATEGY
FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
INVESTMENT INCOME:
Dividend income
†
....................................... $ 293,930 $ 120,103 $ 993,657 $ 98,592
Interest income ......................................... 715,618 129,132 2,033,585 153,049
Total Income 1,009,548 249,235 3,027,242 251,641
EXPENSES:
Investment advisory fees .................................. 2,367,655 212,448 6,583,774 674,856
Custody fees ........................................... 28,982 11,882 42,943 16,390
Administration & accounting fees ............................ 102,240 10,091 297,837 22,107
Legal fees ............................................. 9,388 313 37,509 5,175
Audit & tax fees ......................................... 53,116 53,036 62,795 61,678
Shareholder reporting fees ................................ 15,792 8,223 95,186 8,022
Transfer agent fees ...................................... 221,363 18,367 597,941 42,126
Trustee fees ........................................... 14,433 4,091 40,250 5,524
Distribution fees—Class N ................................. 16,827 2,656 74,439 5,387
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ — 47,754 — —
Interest expense ........................................ 34,379 1,105 75,922 7,150
Registration fees ........................................ 29,963 23,604 37,401 29,676
Other expenses ........................................ 22,065 13,286 27,977 9,580
Total Expenses 2,916,203 406,856 7,973,974 887,671
Less expense reimbursements ............................. (72,336) (112,784) (32,655) (121,406)
Net Expenses 2,843,867 294,072 7,941,319 766,265
Net Investment Income (Loss) (1,834,319) (44,837) (4,914,077) (514,624)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 192,437 (376,839) (44,475) (8,350)
Settlement of foreign currency and foreign currency transactions .. (669,651) 41,222 2,073,941 80,144
Settlement of forward foreign currency contracts .............. (3,670,702) (328,734) 3,695,073 833,187
Expiration or closing of futures contracts .................... (17,550,611) 4,048,430 260,883,415 24,549,440
Closed short positions in securities ........................ — 610,603 — —
Expiration or closing of swap contracts ..................... 101,070,310 581,914 52,158,315 4,961,322
Net realized gain (loss) 79,371,783 4,576,596 318,766,269 30,415,743
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (571,643) (1,612,054) (1,583,937) (126,343)
Foreign currency and foreign currency transactions ............ (52,462) 6,367 218,976 8,362
Forward foreign currency exchange contracts ................ (2,417,899) (198,425) 37,257,545 4,867,899
Futures contracts ..................................... (9,714,650) 1,760,596 13,804,893 1,346,202
Short positions in securities .............................. — (10,967) — —
Swap contracts ....................................... (38,338,774) 1,263,325 (32,675,632) (3,898,157)
Net change in unrealized appreciation (depreciation) (51,095,428) 1,208,842 17,021,845 2,197,963
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 28,276,355 5,785,438 335,788,114 32,613,706
Net increase (decrease) in net assets resulting from operations $ 26,442,036 $ 5,740,601 $ 330,874,037 $ 32,099,082
________________
†
Net of foreign taxes withheld of ............................ $ — $ 7,928 $ — $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 1,108,406 $ — $ 1,909,253 $ 9,573
Affiliated issuers ...................................... — 478,846 436,372 —
Interest income ......................................... 1,401,999 594,522 841,484 15,557
Total Income 2,510,405 1,073,368 3,187,109 25,130
EXPENSES:
Investment advisory fees .................................. 416,975 1,899,598 5,550,691 77,116
Custody fees ........................................... 13,821 6,380 13,611 3,811
Administration & accounting fees ............................ 33,010 112,789 195,303 3,330
Legal fees ............................................. 5,597 10,089 22,703 423
Audit & tax fees ......................................... 68,004 50,876 66,285 52,347
Shareholder reporting fees ................................ 7,321 19,846 24,708 5,179
Transfer agent fees ...................................... 68,309 243,872 184,384 9,802
Trustee fees ........................................... 7,129 14,985 26,597 2,981
Offering costs .......................................... — — — 71,762
Distribution fees—Class N ................................. 8,391 50,834 34,125 1,382
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ 171,422 — 698,076 —
Interest expense ........................................ 4,752 10,529 80,696 604
Registration fees ........................................ 28,657 46,546 44,709 34,756
Other expenses ........................................ 7,035 3,823 60,933 6
Total Expenses 840,423 2,470,167 7,002,821 263,499
Less expense reimbursements ............................. (111,224) (38,924) (263,022) (175,475)
Net Expenses 729,199 2,431,243 6,739,799 88,024
Net Investment Income (Loss) 1,781,206 (1,357,875) (3,552,690) (62,894)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (79,335) 203,714 1,323,949 (1,578)
Transactions in investment securities of affiliated issuers ........ — (51,150) (96,390) —
Maturity of reverse repurchase agreements .................. 1,061,632 — — —
Settlement of foreign currency and foreign currency transactions .. 162,226 4,197 140,763 (20)
Settlement of forward foreign currency contracts .............. 1,560,394 — 1,715,541 (96,888)
Expiration or closing of futures contracts .................... (2,593,412) 103,054,188 26,896,339 (169,399)
Closed short positions in securities ........................ 2,235,525 — (257,350) —
Expiration or closing of swap contracts ..................... 552,611 654,628 216,095,549 2,474,860
Net realized gain (loss) 2,899,641 103,865,577 245,818,401 2,206,975
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (20,423,032) (414,636) (9,459,235) (13,199)
Investment securities of affiliated issuers ................... — (61,885) (27,333) —
Reverse repurchase agreements .......................... 3,164 — — —
Foreign currency and foreign currency transactions ............ (27,809) 43 191,643 (1,360)
Forward foreign currency exchange contracts ................ (241,456) — (8,683,203) (86,271)
Futures contracts ..................................... (3,246,421) (75,429,474) 15,240,689 —
Short positions in securities .............................. 3,321,389 — 12,187,917 —
Swap contracts ....................................... (156,184) (276,432) (80,654,434) (1,805,527)
Net change in unrealized appreciation (depreciation) (20,770,349) (76,182,384) (71,203,956) (1,906,357)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (17,870,708) 27,683,193 174,614,445 300,618
Net increase (decrease) in net assets resulting from operations $ (16,089,502) $ 26,325,318 $ 171,061,755 $ 237,724
________________
†
Net of foreign taxes withheld of ............................ $ 82,589 $ — $ 66,464 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
**
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 342,902 $ (590,657) $ (4,397,723) $ (10,577,252)
Net realized gain (loss) ............................. 787,369 2,193,307 85,126,996 143,102,943
Net change in unrealized appreciation (depreciation) ....... 21,692,548 13,321,675 (141,281,043) (77,764,992)
Net increase (decrease) in net assets resulting from
operations 22,822,819 14,924,325 (60,551,770) 54,760,699
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (1,866,399) — (5,849,858)
Class N ......................................... — (257,017) — (173,385)
Class R6 ........................................ — (2,367,059) — (2,583,028)
Total distributions — (4,490,475) — (8,606,271)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 11,239,098 16,967,266 295,351,682 495,692,139
Reinvestment of distributions ......................... — 1,832,945 — 4,577,191
Cost of shares redeemed ........................... (26,134,973) (37,098,888) (232,018,690) (221,272,814)
Net increase (decrease) from capital transactions (14,895,875) (18,298,677) 63,332,992 278,996,516
CLASS N — — — —
Proceeds from shares sold .......................... 1,406,309 720,520 14,359,929 24,408,599
Reinvestment of distributions ......................... — 252,376 — 166,515
Cost of shares redeemed ........................... (4,009,332) (680,743) (6,673,952) (16,357,046)
Net increase (decrease) from capital transactions (2,603,023) 292,153 7,685,977 8,218,068
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,158,632 45,932,684 112,123,937 181,737,377
Reinvestment of distributions ......................... — 2,351,570 — 1,591,943
Cost of shares redeemed ........................... (13,175,583) (26,401,664) (38,726,160) (69,687,969)
Net increase (decrease) from capital transactions (16,951) 21,882,590 73,397,777 113,641,351
Net increase (decrease) in net assets resulting from capital transactions (17,515,849) 3,876,066 144,416,746 400,855,935
Total increase (decrease) in net assets 5,306,970 14,309,916 83,864,976 447,010,363
NET ASSETS:
Beginning of period ................................ 136,752,140 122,442,224 1,325,551,375 878,541,012
End of period ................................... $ 142,059,110 $ 136,752,140 $ 1,409,416,351 $ 1,325,551,375
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
**
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,189,769 8,863,505 76,251,849 53,386,837
Shares sold ..................................... 1,291,983 2,275,795 24,970,919 40,690,127
Shares issued on reinvestment of distributions ........... — 245,046 — 378,907
Shares redeemed ................................. (3,129,927) (5,194,577) (19,646,328) (18,204,022)
Shares outstanding, end of period 4,351,825 6,189,769 81,576,440 76,251,849
CLASS N
Shares outstanding, beginning of period ................ 985,910 947,658 3,685,631 3,014,424
Shares sold ..................................... 162,393 97,055 1,219,918 1,999,493
Shares issued on reinvestment of distributions ........... — 33,921 — 13,762
Shares redeemed ................................. (475,511) (92,724) (563,856) (1,342,048)
Shares outstanding, end of period 672,792 985,910 4,341,693 3,685,631
CLASS R6
Shares outstanding, beginning of period ................ 10,881,765 7,938,571 29,636,579 20,297,549
Shares sold ..................................... 1,548,013 6,187,254 9,487,023 14,876,727
Shares issued on reinvestment of distributions ........... — 313,543 — 131,893
Shares redeemed ................................. (1,519,248) (3,557,603) (3,293,946) (5,669,590)
Shares outstanding, end of period 10,910,530 10,881,765 35,829,656 29,636,579
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ (71,168) $ 1,263,619 $ (416,535) $ (702,101)
Net realized gain (loss) ............................. (403,312) 61,747 21,172,463 8,444,249
Net change in unrealized appreciation (depreciation) ....... 3,908,582 1,006,378 (7,493,615) 1,134,372
Net increase (decrease) in net assets resulting from
operations 3,434,102 2,331,744 13,262,313 8,876,520
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (1,379,468) — (460,474)
Class N ......................................... — (104,319) — (219,447)
Class R6 ........................................ — (290,208) — (74,096)
Total distributions — (1,773,995) — (754,017)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 95,717,083 12,789,016 90,905,193 12,013,276
Reinvestment of distributions ......................... — 1,338,578 — 435,194
Cost of shares redeemed ........................... (5,654,411) (3,110,804) (29,046,252) (23,764,184)
Net increase (decrease) from capital transactions 90,062,672 11,016,790 61,858,941 (11,315,714)
CLASS N — — — —
Proceeds from shares sold .......................... 4,894,205 1,264,460 14,177,146 14,168,246
Reinvestment of distributions ......................... — 71,979 — 214,006
Cost of shares redeemed ........................... (50,409) (53,236) (12,649,335) (10,238,462)
Net increase (decrease) from capital transactions 4,843,796 1,283,203 1,527,811 4,143,790
CLASS R6 — — — —
Proceeds from shares sold .......................... 394,973 35,260 20,844,281 2,422,643
Reinvestment of distributions ......................... — 24,120 — 73,570
Cost of shares redeemed ........................... (433,047) (21,986) (1,090,688) (2,055,050)
Net increase (decrease) from capital transactions (38,074) 37,394 19,753,593 441,163
Net increase (decrease) in net assets resulting from capital transactions 94,868,394 12,337,387 83,140,345 (6,730,761)
Total increase (decrease) in net assets 98,302,496 12,895,136 96,402,658 1,391,742
NET ASSETS:
Beginning of period ................................ 33,565,199 20,670,063 54,687,484 53,295,742
End of period ................................... $ 131,867,695 $ 33,565,199 $ 151,090,142 $ 54,687,484
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,500,544 1,509,380 4,481,423 6,103,292
Shares sold ..................................... 7,994,811 1,146,092 10,497,615 1,737,094
Shares issued on reinvestment of distributions ........... — 123,485 — 60,193
Shares redeemed ................................. (476,759) (278,413) (3,322,987) (3,419,156)
Shares outstanding, end of period 10,018,596 2,500,544 11,656,051 4,481,423
CLASS N
Shares outstanding, beginning of period ................ 165,948 51,473 2,215,198 1,612,139
Shares sold ..................................... 414,509 112,719 1,622,716 2,016,912
Shares issued on reinvestment of distributions ........... — 6,652 — 30,057
Shares redeemed ................................. (4,331) (4,896) (1,499,545) (1,443,910)
Shares outstanding, end of period 576,126 165,948 2,338,369 2,215,198
CLASS R6
Shares outstanding, beginning of period ................ 436,452 433,047 805,243 752,319
Shares sold ..................................... 32,293 3,212 2,357,631 337,969
Shares issued on reinvestment of distributions ........... — 2,223 — 10,134
Shares redeemed ................................. (37,212) (2,030) (123,531) (295,179)
Shares outstanding, end of period 431,533 436,452 3,039,343 805,243

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR MACRO OPPORTUNITIES
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ (1,834,319) $ (3,750,432) $ (44,837) $ (343,758)
Net realized gain (loss) ............................. 79,371,783 72,656,523 4,576,596 (643,688)
Net change in unrealized appreciation (depreciation) ....... (51,095,428) 9,173,540 1,208,842 (395,344)
Net increase (decrease) in net assets resulting from
operations 26,442,036 78,079,631 5,740,601 (1,382,790)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — — — (110,636)
Class N ......................................... — — — (8,267)
Class R6 ........................................ — — — (300,419)
Total — — — (419,322)
Total distributions — — — (419,322)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 364,685,106 98,668,089 18,192,225 4,917,986
Reinvestment of distributions ......................... — — — 109,839
Cost of shares redeemed ........................... (95,554,126) (241,227,711) (2,004,646) (5,780,955)
Net increase (decrease) from capital transactions 269,130,980 (142,559,622) 16,187,579 (753,130)
CLASS N — — — —
Proceeds from shares sold .......................... 7,535,536 8,735,206 5,246,661 261,432
Reinvestment of distributions ......................... — — — 7,580
Cost of shares redeemed ........................... (1,988,126) (7,208,924) (31,995) (122,035)
Net increase (decrease) from capital transactions 5,547,410 1,526,282 5,214,666 146,977
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,275,752 2,956,081 13,307,108 1,768,718
Reinvestment of distributions ......................... — — — 82,806
Cost of shares redeemed ........................... (13,409,617) (8,393,296) (861,747) (343,303)
Net increase (decrease) from capital transactions (10,133,865) (5,437,215) 12,445,361 1,508,221
Net increase (decrease) in net assets resulting from capital transactions 264,544,525 (146,470,555) 33,847,606 902,068
Total increase (decrease) in net assets 290,986,561 (68,390,924) 39,588,207 (900,044)
NET ASSETS:
Beginning of period ................................ 304,937,975 373,328,899 27,217,412 28,117,456
End of period ................................... $ 595,924,536 $ 304,937,975 $ 66,805,619 $ 27,217,412
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR MACRO OPPORTUNITIES
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 22,660,129 37,323,213 798,180 888,298
Shares sold ..................................... 25,312,055 8,955,898 1,823,747 510,946
Shares issued on reinvestment of distributions ........... — — — 12,286
Shares redeemed ................................. (6,774,837) (23,618,982) (198,975) (613,350)
Shares outstanding, end of period 41,197,347 22,660,129 2,422,952 798,180
CLASS N
Shares outstanding, beginning of period ................ 913,522 749,475 72,073 57,047
Shares sold ..................................... 536,126 822,939 520,942 27,192
Shares issued on reinvestment of distributions ........... — — — 862
Shares redeemed ................................. (145,811) (658,892) (3,259) (13,028)
Shares outstanding, end of period 1,303,837 913,522 589,756 72,073
CLASS R6
Shares outstanding, beginning of period ................ 1,207,353 1,686,829 2,147,926 1,985,904
Shares sold ..................................... 234,195 261,108 1,302,945 188,379
Shares issued on reinvestment of distributions ........... — — — 9,242
Shares redeemed ................................. (967,627) (740,584) (85,928) (35,599)
Shares outstanding, end of period 473,921 1,207,353 3,364,943 2,147,926
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
**
AQR MANAGED FUTURES
STRATEGY HV FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ (4,914,077) $ (18,918,450) $ (514,624) $ (1,677,053)
Net realized gain (loss) ............................. 318,766,269 80,523,328 30,415,743 4,379,467
Net change in unrealized appreciation (depreciation) ....... 17,021,845 (58,148,727) 2,197,963 (5,217,323)
Net increase (decrease) in net assets resulting from
operations 330,874,037 3,456,151 32,099,082 (2,514,909)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (60,400,347) — (4,180,219)
Class N ......................................... — (3,113,556) — (237,747)
Class R6 ........................................ — (7,636,294) — (2,001,524)
Total distributions — (71,150,197) — (6,419,490)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 450,133,413 328,131,780 56,960,328 23,862,052
Reinvestment of distributions ......................... — 47,020,849 — 4,127,343
Cost of shares redeemed ........................... (258,048,966) (886,099,012) (17,890,811) (74,693,533)
Net increase (decrease) from capital transactions 192,084,447 (510,946,383) 39,069,517 (46,704,138)
CLASS N — — — —
Proceeds from shares sold .......................... 19,017,029 13,334,036 11,833,747 1,421,435
Reinvestment of distributions ......................... — 3,036,104 — 237,522
Cost of shares redeemed ........................... (14,718,595) (336,195,400) (2,455,476) (2,157,096)
Net increase (decrease) from capital transactions 4,298,434 (319,825,260) 9,378,271 (498,139)
CLASS R6 — — — —
Proceeds from shares sold .......................... 23,861,190 90,464,467 16,135,509 7,802,731
Reinvestment of distributions ......................... — 5,667,632 — 1,999,161
Cost of shares redeemed ........................... (47,658,553) (427,501,150) (7,003,111) (12,676,074)
Net increase (decrease) from capital transactions (23,797,363) (331,369,051) 9,132,398 (2,874,182)
Net increase (decrease) in net assets resulting from capital transactions 172,585,518 (1,162,140,694) 57,580,186 (50,076,459)
Total increase (decrease) in net assets 503,459,555 (1,229,834,740) 89,679,268 (59,010,858)
NET ASSETS:
Beginning of period ................................ 1,019,803,204 2,249,637,944 59,559,045 118,569,903
End of period ................................... $ 1,523,262,759 $ 1,019,803,204 $ 149,238,313 $ 59,559,045
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
**
AQR MANAGED FUTURES
STRATEGY HV FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 119,912,936 184,061,144 6,090,044 13,033,808
Shares sold ..................................... 51,129,773 41,746,669 6,768,920 3,409,999
Shares issued on reinvestment of distributions ........... — 6,521,616 — 684,468
Shares redeemed ................................. (29,778,763) (112,416,493) (2,204,897) (11,038,231)
Shares outstanding, end of period 141,263,946 119,912,936 10,654,067 6,090,044
CLASS N
Shares outstanding, beginning of period ................ 6,791,239 47,202,273 380,076 452,751
Shares sold ..................................... 2,167,342 1,701,088 1,298,315 198,971
Shares issued on reinvestment of distributions ........... — 424,629 — 39,195
Shares redeemed ................................. (1,696,501) (42,536,751) (289,681) (310,841)
Shares outstanding, end of period 7,262,080 6,791,239 1,388,710 380,076
CLASS R6
Shares outstanding, beginning of period ................ 13,840,246 55,630,961 3,296,965 3,657,794
Shares sold ..................................... 2,644,076 11,425,370 1,949,004 1,142,740
Shares issued on reinvestment of distributions ........... — 784,991 — 330,440
Shares redeemed ................................. (5,855,717) (54,001,076) (879,811) (1,834,009)
Shares outstanding, end of period 10,628,605 13,840,246 4,366,158 3,296,965
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
OPERATIONS:
Net investment income (loss) ........................ $ 1,781,206 $ 1,816,726 $ (1,357,875) $ (1,765,481)
Net realized gain (loss) ............................. 2,899,641 11,220,709 103,865,577 45,624,121
Net change in unrealized appreciation (depreciation) ....... (20,770,349) 4,727,867 (76,182,384) 3,965,649
Net increase (decrease) in net assets resulting from
operations (16,089,502) 17,765,302 26,325,318 47,824,289
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (6,565,161) — (34,748,130)
Class N ......................................... — (343,784) — (5,277,938)
Class R6 ........................................ — (959,104) — (487,714)
Total distributions — (7,868,049) — (40,513,782)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 44,847,812 15,594,074 428,205,849 232,827,893
Reinvestment of distributions ......................... — 4,670,202 — 34,473,488
Cost of shares redeemed ........................... (25,653,319) (44,606,195) (149,823,007) (95,519,548)
Net increase (decrease) from capital transactions 19,194,493 (24,341,919) 278,382,842 171,781,833
CLASS N — — — —
Proceeds from shares sold .......................... 3,918,003 1,976,625 22,683,686 22,008,305
Reinvestment of distributions ......................... — 296,427 — 5,277,938
Cost of shares redeemed ........................... (3,069,473) (2,282,264) (15,660,881) (16,240,342)
Net increase (decrease) from capital transactions 848,530 (9,212) 7,022,805 11,045,901
CLASS R6 — — — —
Proceeds from shares sold .......................... 21,804,907 5,306,569 24,198,101 3,333,019
Reinvestment of distributions ......................... — 955,684 — 476,176
Cost of shares redeemed ........................... (7,917,930) (2,435,755) (1,686,160) (1,383,589)
Net increase (decrease) from capital transactions 13,886,977 3,826,498 22,511,941 2,425,606
Net increase (decrease) in net assets resulting from capital transactions 33,930,000 (20,524,633) 307,917,588 185,253,340
Total increase (decrease) in net assets 17,840,498 (10,627,380) 334,242,906 192,563,847
NET ASSETS:
Beginning of period ................................ 127,446,710 138,074,090 248,099,250 55,535,403
End of period ................................... $ 145,287,208 $ 127,446,710 $ 582,342,156 $ 248,099,250
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 9,928,770 12,265,365 26,596,501 5,631,966
Shares sold ..................................... 4,385,631 1,477,644 42,933,822 27,913,051
Shares issued on reinvestment of distributions ........... — 445,205 — 4,293,087
Shares redeemed ................................. (2,516,291) (4,259,444) (15,075,533) (11,241,603)
Shares outstanding, end of period 11,798,110 9,928,770 54,454,790 26,596,501
CLASS N
Shares outstanding, beginning of period ................ 556,832 570,487 3,735,120 2,399,584
Shares sold ..................................... 374,443 180,312 2,333,058 2,637,058
Shares issued on reinvestment of distributions ........... — 28,339 — 669,789
Shares redeemed ................................. (300,447) (222,306) (1,590,254) (1,971,311)
Shares outstanding, end of period 630,828 556,832 4,477,924 3,735,120
CLASS R6
Shares outstanding, beginning of period ................ 1,609,210 1,245,435 430,409 114,907
Shares sold ..................................... 2,158,565 500,818 2,365,550 414,638
Shares issued on reinvestment of distributions ........... — 91,191 — 59,079
Shares redeemed ................................. (777,908) (228,234) (170,338) (158,215)
Shares outstanding, end of period 2,989,867 1,609,210 2,625,621 430,409
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE PERIOD
12/16/21
*
- 12/31/21
OPERATIONS:
Net investment income (loss) ........................ $ (3,552,690) $ (9,477,690) $ (62,894) $ (4,936)
Net realized gain (loss) ............................. 245,818,401 126,371,766 2,206,975 (115)
Net change in unrealized appreciation (depreciation) ....... (71,203,956) 33,550,456 (1,906,357) 81,983
Net increase (decrease) in net assets resulting from
operations 171,061,755 150,444,532 237,724 76,932
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (27,925,373) — —
Class N ......................................... — (2,257,265) — —
Class R6 ........................................ — (46,587,791) — —
Total — (76,770,429) — —
Total distributions — (76,770,429) — —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 136,043,982 158,057,194 7,779,544 500,000
Reinvestment of distributions ......................... — 25,637,051 — —
Cost of shares redeemed ........................... (116,052,435) (203,683,304) (12,455) —
Net increase (decrease) from capital transactions 19,991,547 (19,989,059) 7,767,089 500,000
CLASS N — — — —
Proceeds from shares sold .......................... 15,726,306 9,682,806 5,298,896 500,000
Reinvestment of distributions ......................... — 2,069,523 — —
Cost of shares redeemed ........................... (9,214,392) (9,305,147) (13,866) —
Net increase (decrease) from capital transactions 6,511,914 2,447,182 5,285,030 500,000
CLASS R6 — — — —
Proceeds from shares sold .......................... 89,857,636 85,955,708 — 9,011,500
Reinvestment of distributions ......................... — 44,723,437 — —
Cost of shares redeemed ........................... (117,998,544) (170,969,347) — —
Net increase (decrease) from capital transactions (28,140,908) (40,290,202) — 9,011,500
Net increase (decrease) in net assets resulting from capital transactions (1,637,447) (57,832,079) 13,052,119 10,011,500
Total increase (decrease) in net assets 169,424,308 15,842,024 13,289,843 10,088,432
NET ASSETS:
Beginning of period ................................ 658,204,918 642,362,894 10,088,432 —
End of period ................................... $ 827,629,226 $ 658,204,918 $ 23,378,275 $ 10,088,432
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2022
FOR THE PERIOD
12/16/21
*
- 12/31/21
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 34,514,139 37,337,857 50,000 —
Shares sold ..................................... 16,052,402 21,549,285 646,037 50,000
Shares issued on reinvestment of distributions ........... — 3,688,784 — —
Shares redeemed ................................. (13,448,259) (28,061,787) (1,064) —
Shares outstanding, end of period 37,118,282 34,514,139 694,973 50,000
CLASS N
Shares outstanding, beginning of period ................ 2,732,084 2,352,158 50,000 —
Shares sold ..................................... 1,824,954 1,341,245 458,662 50,000
Shares issued on reinvestment of distributions ........... — 299,931 — —
Shares redeemed ................................. (1,023,277) (1,261,250) (1,231) —
Shares outstanding, end of period 3,533,761 2,732,084 507,431 50,000
CLASS R6
Shares outstanding, beginning of period ................ 56,170,219 61,159,132 901,150 —
Shares sold ..................................... 10,602,211 11,791,726 — 901,150
Shares issued on reinvestment of distributions ........... — 6,407,369 — —
Shares redeemed ................................. (13,477,784) (23,188,008) — —
Shares outstanding, end of period 53,294,646 56,170,219 901,150 901,150
*
Commencement of operations.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
***
AQR MACRO
OPPORTUNITIES
FUND
***
AQR MULTI-
ASSET FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 22,822,819 $ 5,740,601 $ (16,089,502)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (78,062,964) (25,846,890) (86,486 , 596 )
Payments to cover short positions in securities .......................... (40,107,654) — (13,938,261)
Proceeds from sale of securities ..................................... 46,257,898 541,546 68,908, 256
Proceeds from short positions in securities ............................. 92,613,210 19,716,457 21,641,549
(Purchases) sales of short-term investments, net ........................ (4,507,390) (28,828,231) 4,743,924
Realized (gain) loss on investments in securities ........................ 5,810,900 376,839 79,335
Realized (gain) loss on reverse repurchase agreements ................... — — (1,061,632)
Realized (gain) loss on short positions in securities ....................... 1,028,895 (610,603) (2,235,525)
Change in unrealized (appreciation) depreciation on investments in securities ... 15,872,909 1,612,054 20,423,032
Change in unrealized (appreciation) depreciation on short positions in securities . (35,480,680) 10,967 (3,321,389)
Amortization (accretion) of bond premium (discount) ...................... (46,366) (98,376) (1,301,335)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (393,248) (444,194) 222,661
Deposits with brokers for futures contracts ............................. (2,509,475) (2,913,094) (1,418,108)
Repurchase Agreements .......................................... — (12,232,625) (12,470,628)
Unrealized appreciation on forward foreign currency exchange contracts ...... (1,483,737) (2,076,371) (637,680)
Unrealized appreciation on OTC swaps ............................... 477,656 27,514 56,553
Deposits for securities sold short .................................... (9,916,018) — —
Deposits with brokers for centrally cleared swaps ....................... 184,513 (1,136,077) —
Variation margin on centrally cleared swaps ............................ (67,888) (6,849) —
Variation margin on futures contracts ................................. 8,299 (425,806) (636,080)
Foreign tax reclaim .............................................. (42,940) — (26,782)
Dividends and Interest ............................................ (72,949) (58,350) (37,487)
Due from Investment Adviser ....................................... — 37,638 —
Prepaid expenses ............................................... 1,053 (22,273) (29,586)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (118,003) (82,968) (48,010)
Unrealized depreciation on forward foreign currency exchange contracts ...... 1,711,324 2,274,796 879,136
Unrealized depreciation on OTC swaps ............................... 254,881 50,753 99,631
Deposits from brokers for futures contracts ............................. — 5 —
Variation margin on centrally cleared swaps ............................ — 332,209 —
Variation margin on futures contracts ................................. 2,263 307,159 341,022
Accrued investment advisory fees ................................... 31,449 27,415 12,052
Accrued distribution fees—Class N ................................... (211) 1,092 6
Dividends and Interest payable on securities sold short ................... 20,101 73,257 5,162
Other accrued expenses and liabilities ................................ (1,154) (23,612) 10,840
Net cash provided by (used in) operating activities $ 14,287,493 $ (43,676,017) $ (22,315,442)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 25,825,949 34,860,200 70,240,552
Net change in reverse repurchase agreements .......................... — 11,633,500 (12,749,680)
Payments on shares redeemed ..................................... (43,174,071) (2,902,958) (35,738,194)
Due to custodian ................................................ 22,591 — 648,608
Net cash provided by (used in) financing activities ....................... $ (17,325,531) $ 43,590,742 $ 22,401,286
Net change in cash and cash denominated in foreign currencies .............. (3,038,038) (85,275) 85,844
Cash, beginning of period ......................................... 3,510,062 169,953 571,136
Cash, end of period** ............................................. $ 472,024 $ 84,678 $ 656,980
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $402,580, $– and $59,119.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ — $ 472,024 $ 472,024
AQR Macro Opportunities Fund ............................................. 1,642 83,036 84,678
AQR Multi-Asset Fund ................................................... — 656,980 656,980

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 7.56 0.01 1.33 1.34 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 7.53 0.00
7
1.32 1.32 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 7.58 0.03 1.32 1.35 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 12.10 (0.04) (0.48) (0.52) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 12.12 (0.05) (0.49) (0.54) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 12.08 (0.03) (0.48) (0.51) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.90 17.72% $ 38,718 3.02% 2.86% 1.40% 0.21% 98%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 8.85 17.53% $ 5,951 3.27% 3.11% 1.65% 0.05% 98%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 8.93 17.81% $ 97,390 2.91% 2.76% 1.30% 0.64% 98%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 11.58 (4.30)% $ 944,635 1.31%
8
1.30%
8
1.20%
8
(0.67)% 63%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 11.58 (4.46)% $ 50,298 1.56%
8
1.55%
8
1.45%
8
(0.92)% 63%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 11.57 (4.22)% $ 414,483 1.21%
8
1.20%
8
1.10%
8
(0.56)% 63%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 10.82 (0.01) 1.15 1.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 10.80 (0.03) 1.16 1.13 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 10.83 (0.01) 1.16 1.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 7.32 (0.03) 1.59 1.56 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 7.21 (0.05) 1.58 1.53 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 7.35 (0.02) 1.59 1.57 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.96 10.54% $ 119,827 0.33% 0.20% 0.20% (0.19)% 13%
$ 10.82 10.66% $ 27,048 1.03%
8
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 11.93 10.46% $ 6,872 0.57% 0.45% 0.45% (0.44)% 13%
$ 10.80 10.37% $ 1,792 1.15%
8
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 11.98 10.62% $ 5,169 0.26% 0.10% 0.10% (0.09)% 13%
$ 10.83 10.84% $ 4,725 0.93%
8
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 8.88 21.31% $ 103,546 1.71% 1.55% 1.30% (0.70)% 234%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 8.74 21.22% $ 20,430 1.98% 1.80% 1.55% (1.12)% 234%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 8.92 21.36% $ 27,114 1.61% 1.45% 1.20% (0.50)% 234%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 12.31 (0.06) 1.62 1.56 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 12.09 (0.08) 1.60 1.52 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 12.38 (0.06) 1.64 1.58 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
AQR MACRO OPPORTUNITIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 9.01 (0.01) 1.48 1.47 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — (0.00)
7
AQR MACRO OPPORTUNITIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 8.86 (0.02) 1.45 1.43 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
AQR MACRO OPPORTUNITIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 9.03 (0.01) 1.48 1.47 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.87 12.67% $ 571,557 1.35% 1.32% 1.30% (0.84)% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 13.61 12.57% $ 17,751 1.60% 1.57% 1.55% (1.13)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 13.96 12.76% $ 6,617 1.25% 1.22% 1.20% (0.92)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 10.48 16.32% $ 25,390 1.95% 1.43% 1.20% (0.23)% 364%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26%
11
1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 10.29 16.14% $ 6,068 2.17% 1.68% 1.45% (0.49)% 364%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50%
11
1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 10.50 16.28% $ 35,348 1.87% 1.33% 1.10% (0.17)% 364%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16%
11
1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 7.26 (0.03) 2.34 2.31 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
7
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01
10
(0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 7.20 (0.04) 2.33 2.29 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
7
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
7,10
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 7.27 (0.03) 2.35 2.32 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
7,10
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 6.09 (0.04) 3.04 3.00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
7
(1.32) (1.32) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 6.12 (0.05) 3.04 2.99 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 6.11 (0.04) 3.04 3.00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — — —

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.57 31.82% $ 1,352,440 1.27% 1.26% 1.25% (0.78)% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 9.49 31.81% $ 68,883 1.51% 1.51% 1.50% (1.03)% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 9.59 31.91% $ 101,940 1.17% 1.16% 1.15% (0.70)% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 9.09 49.26% $ 96,802 1.92% 1.66% 1.65% (1.12)% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 9.11 48.86% $ 12,652 2.16% 1.91% 1.90% (1.31)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 9.11 49.10% $ 39,784 1.83% 1.56% 1.55% (1.05)% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 10.54 0.13 (1.24) (1.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
AQR MULTI-ASSET FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 10.51 0.11 (1.23) (1.12) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0.11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
AQR MULTI-ASSET FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 10.53 0.14 (1.25) (1.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 8.08 (0.03) 1.42 1.39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 7.94 (0.04) 1.39 1.35 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54
10
0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 8.12 (0.02) 1.42 1.40 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.43 (10.53)% $ 111,201 1.21% 1.05% 0.80% 2.54% 83%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 9.39 (10.66)% $ 5,923 1.46% 1.30% 1.05% 2.22% 83%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 9.42 (10.54)% $ 28,163 1.11% 0.95% 0.70% 2.79% 83%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 9.47 17.20% $ 515,750 1.02% 1.01% 1.00% (0.55)% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 9.29 17.00% $ 41,600 1.27% 1.26% 1.25% (0.84)% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 9.52 17.24% $ 24,992 0.92% 0.91% 0.90% (0.32)% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 7.03 (0.04) 1.80 1.76 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 6.98 (0.05) 1.79 1.74 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 7.06 (0.03) 1.80 1.77 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2022 $ 10.08 (0.04) 1.07 1.03 — — — —
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2022 $ 10.08 (0.06) 1.08 1.02 — — — —
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2022 $ 10.08 (0.05) 1.09 1.04 — — — —
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.00)
7
0.08 0.08 — — — —

AQR Funds | Semi-Annual Report | June 2022
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2022 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.79 25.04% $ 326,340 1.76% 1.69% 1.50% (0.91)% 108%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 8.72 24.93% $ 30,799 2.00% 1.94% 1.75% (1.13)% 108%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 8.83 25.07% $ 470,490 1.65% 1.59% 1.40% (0.82)% 108%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 11.11 10.22% $ 7,723 2.54%
8
1.31% 1.30% (0.76)% 0%
$ 10.08 0.80% $ 504 3.45%
8
1.30% 1.30% (1.29)% 0%
$ 11.10 10.12% $ 5,632 3.12%
8
1.56% 1.55% (1.06)% 0%
$ 10.08 0.80% $ 503 3.70%
8
1.55% 1.55% (1.54)% 0%
$ 11.12 10.32% $ 10,023 3.44%
8
1.21% 1.20% (0.92)% 0%
$ 10.08 0.80% $ 9,081 3.43%
8
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 30, 2022
The accompanying notes are an integral part of these financial statements.
June 30, 2022 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$ 0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
FUND
TOTAL EXPENSES
TOTAL EXPENSES
AFTER FEES
REIMBURSED
AQR Macro Opportunities Fund – Class I ........................................
2.10%
1.04%
AQR Macro Opportunities Fund – Class N ........................................
2.38
1.28
AQR Macro Opportunities Fund – Class R6 .......................................
2.02
0.94
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11
Includes certain non-recurring professional service expenses. Without these costs the "Expenses, Before Reimbursements and/or Waivers" would have been:

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2022, the Trust consists of twenty-three active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Macro Opportunities Fund, AQR Long-
Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced
Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to AQR Diversified Arbitrage Fund.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund is to seek total return.
The investment objective of AQR Diversifying Strategies Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon Aware
Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows (as
applicable) and the Financial Highlights of AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund,
AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative
Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd.,
AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd.,
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia Alternative Offshore Fund Ltd., respectively, which are wholly-
owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2022
% OF TOTAL
ASSETS AT
JUNE 30, 2022
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 32,574,483 8.0%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 15,363,446 11.2%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 344,466,058 19.2%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 34,482,007 18.8%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 14,523,757 6.6%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 133,680,081 22.5%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 193,678,777 14.7%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld, including amounts withheld in prior years which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized, if any, for reclaims is reflected as dividend income in the Statements of Operations. Income recognized related to
EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Offering Costs: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company”  ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2022, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the
Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds may invest in common stock, rights, units, warrants, and other securities of
SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units”
that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Fund FEES
AQR Alternative Risk Premia Fund ........................................................................
$ 402,580
AQR Diversified Arbitrage Fund ...........................................................................
394,378
AQR Equity Market Neutral Fund .........................................................................
1,800
AQR Multi-Asset Fund .................................................................................
59,119
AQR Style Premia Alternative Fund ........................................................................
95,776

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $10,923,167 for AQR Multi-Asset Fund.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review of the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00pm Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 68,495,052 $ 56,028,731 $ – $ 124,523,783
Preferred Stocks
†
................................ 52,371 – – 52,371
Short-Term Investments ........................... 77,492,955 35,946,370 – 113,439,325
Futures Contracts* ............................... 7,400,520 – – 7,400,520
Forward Foreign Currency Exchange Contracts* ........ – 3,123,713 – 3,123,713
Interest Rate Swap Contracts* ...................... – 5,069,917 – 5,069,917
Total Return Swaps Contracts* ...................... – 41,525 – 41,525
Total Assets $ 153,440,898 $ 100,210,256 $ – $ 253,651,154
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (66,014,782) $ (59,049,184) $ – $ (125,063,966)
Warrants (Sold Short)
†
............................ (9,378) – – (9,378)
Futures Contracts* ............................... (4,288,693) – – (4,288,693)
Forward Foreign Currency Exchange Contracts* ........ – (3,396,050) – (3,396,050)
Interest Rate Swap Contracts* ...................... – (4,383,675) – (4,383,675)
Total Return Swaps Contracts* ...................... – (466,234) – (466,234)
Total Liabilities $ (70,312,853) $ (67,295,143) $ – $ (137,607,996)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 316,959,746 $ 88,472,228 $ 275,539 $ 405,707,513
Corporate Bonds ................................ – – 216,460 216,460
Convertible Bonds ............................... – 261,813,424 – 261,813,424
Closed End Funds ............................... 24,240,447 – – 24,240,447
Rights ........................................ 185,181 115,865 269,159 570,205
Securities in Litigation ............................ – – –
(a)
–
(a)
Warrants ...................................... 5,004,733 1,615,910 112,847 6,733,490
Units ......................................... 4,001,811 609,913 – 4,611,724
Short-Term Investments ........................... 363,056,457 353,116,510 – 716,172,967
Futures Contracts* ............................... 1,628,647 – – 1,628,647
Credit Default Swap Contracts* ..................... – 2,403,855 – 2,403,855
Forward Foreign Currency Exchange Contracts* ........ – 477,139 – 477,139
Total Return Basket Swaps Contracts* ................ – 976,530 – 976,530
Total Assets $ 715,077,022 $ 709,601,374 $ 874,005 $ 1,425,552,401
LIABILITIES
Common Stocks (Sold Short) ...................... $ (54,085,935) $ – $ –
(a)
$ (54,085,935)
Convertible Bonds (Sold Short) ..................... – (7,432,560) – (7,432,560)
Futures Contracts* ............................... (444,728) – – (444,728)
Forward Foreign Currency Exchange Contracts* ........ – (46,822) – (46,822)
Total Return Basket Swaps Contracts* ................ – (63,137,448) – (63,137,448)
Total Liabilities $ (54,530,663) $ (70,616,830) $ –
(a)
$ (125,147,493)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 129,225,501 $ – $ – $ 129,225,501
Short-Term Investments ........................... 2,623,710 – – 2,623,710
Total Assets $ 131,849,211 $ – $ – $ 131,849,211

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 5,618,701 $ – $ 5,618,701
Short-Term Investments ........................... 72,350,120 74,911,190 – 147,261,310
Forward Foreign Currency Exchange Contracts* ........ – 9,309 – 9,309
Total Return Basket Swaps Contracts* ................ – 78,282 – 78,282
Total Assets $ 72,350,120 $ 80,617,482 $ – $ 152,967,602
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (5,249,634) $ – $ (5,249,634)
Forward Foreign Currency Exchange Contracts* ........ – (1,793) – (1,793)
Total Return Basket Swaps Contracts* ................ – (7,147,389) – (7,147,389)
Total Liabilities $ – $ (12,398,816) $ – $ (12,398,816)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 171,323,377 $ 385,126,951 $ – $ 556,450,328
Forward Foreign Currency Exchange Contracts* ........ – 165,649 – 165,649
Total Return Basket Swaps Contracts* ................ – 1,064 – 1,064
Total Return Swaps Contracts* ...................... – 1,261 – 1,261
Total Assets $ 171,323,377 $ 385,294,925 $ – $ 556,618,302
LIABILITIES
Futures Contracts* ............................... $ (7,219,043) $ – $ – $ (7,219,043)
Forward Foreign Currency Exchange Contracts* ........ – (2,281,529) – (2,281,529)
Total Return Basket Swaps Contracts* ................ – (31,238,510) – (31,238,510)
Total Return Swaps Contracts* ...................... – (1,173,307) – (1,173,307)
Total Liabilities $ (7,219,043) $ (34,693,346) $ – $ (41,912,389)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,419,817 $ 3,738,128 $ – $ 5,157,945
U.S. Treasury Obligations ......................... – 11,384,191 – 11,384,191
Short-Term Investments ........................... 29,865,378 34,133,299 – 63,998,677
Futures Contracts* ............................... 5,970,893 – – 5,970,893
Interest Rate Swap Contracts* ...................... – 8,391,545 – 8,391,545
Credit Default Swap Contracts* ..................... – 140,678 – 140,678
Forward Foreign Currency Exchange Contracts* ........ – 2,855,420 – 2,855,420
Total Return Swaps Contracts* ...................... – 147,575 – 147,575
Total Assets $ 37,256,088 $ 60,790,836 $ – $ 98,046,924
LIABILITIES
U.S. Treasury Obligations (Sold Short) ............... $ – $ (12,224,203) $ – $ (12,224,203)
Reverse Repurchase Agreements ................... – (11,633,500) – (11,633,500)
Futures Contracts* ............................... (4,296,548) – – (4,296,548)
Forward Foreign Currency Exchange Contracts* ........ – (3,355,555) – (3,355,555)
Interest Rate Swap Contracts* ...................... – (6,953,949) – (6,953,949)
Total Return Swaps Contracts* ...................... – (88,945) – (88,945)
Total Liabilities $ (4,296,548) $ (34,256,152) $ – $ (38,552,700)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 246,308,543 $ 1,161,734,463 $ – $ 1,408,043,006
Futures Contracts* ............................... 58,457,572 – – 58,457,572
Interest Rate Swap Contracts* ...................... – 90,686,362 – 90,686,362
Forward Foreign Currency Exchange Contracts* ........ – 56,682,237 – 56,682,237
Total Return Basket Swaps Contracts* ................ – 709,390 – 709,390
Total Return Swaps Contracts* ...................... – 1,983,759 – 1,983,759
Total Assets $ 304,766,115 $ 1,311,796,211 $ – $ 1,616,562,326

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (34,044,651) $ – $ – $ (34,044,651)
Forward Foreign Currency Exchange Contracts* ........ – (24,697,634) – (24,697,634)
Interest Rate Swap Contracts* ...................... – (96,347,756) – (96,347,756)
Total Return Basket Swaps Contracts* ................ – (15,803,612) – (15,803,612)
Total Return Swaps Contracts* ...................... – (16,380) – (16,380)
Total Liabilities $ (34,044,651) $ (136,865,382) $ – $ (170,910,033)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 25,955,303 $ 108,797,374 $ – $ 134,752,677
Futures Contracts* ............................... 6,521,121 – – 6,521,121
Forward Foreign Currency Exchange Contracts* ........ – 7,246,216 – 7,246,216
Interest Rate Swap Contracts* ...................... – 13,541,856 – 13,541,856
Total Return Basket Swaps Contracts* ................ – 61,195 – 61,195
Total Return Swaps Contracts* ...................... – 244,454 – 244,454
Total Assets $ 32,476,424 $ 129,891,095 $ – $ 162,367,519
LIABILITIES
Futures Contracts* ............................... $ (4,374,905) $ – $ – $ (4,374,905)
Forward Foreign Currency Exchange Contracts* ........ – (2,976,689) – (2,976,689)
Interest Rate Swap Contracts* ...................... – (14,351,647) – (14,351,647)
Total Return Basket Swaps Contracts* ................ – (2,272,559) – (2,272,559)
Total Return Swaps Contracts* ...................... – (4,117) – (4,117)
Total Liabilities $ (4,374,905) $ (19,605,012) $ – $ (23,979,917)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 53,654,245 $ 23,482,081 $ –
(a)
$ 77,136,326
Foreign Government Securities ..................... – 13,134,929 – 13,134,929
U.S. Treasury Obligations ......................... – 16,723,062 – 16,723,062
Short-Term Investments ........................... 31,469,758 33,636,895 – 65,106,653
Futures Contracts* ............................... 2,713,845 – – 2,713,845
Forward Foreign Currency Exchange Contracts* ........ – 1,614,927 – 1,614,927
Total Return Swaps Contracts* ...................... – 97,642 – 97,642
Total Assets $ 87,837,848 $ 88,689,536 $ –
(a)
$ 176,527,384
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (10,344,365) $ (8,533,101) $ – $ (18,877,466)
Reverse Repurchase Agreements ................... – (13,456,750) – (13,456,750)
Futures Contracts* ............................... (4,871,609) – – (4,871,609)
Forward Foreign Currency Exchange Contracts* ........ – (2,186,287) – (2,186,287)
Total Return Swaps Contracts* ...................... – (102,456) – (102,456)
Total Liabilities $ (15,215,974) $ (24,278,594) $ – $ (39,494,568)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 275,936,465 $ 267,710,412 $ – $ 543,646,877
Futures Contracts* ............................... 86,753,281 – – 86,753,281
Total Return Swaps Contracts* ...................... – 35,998 – 35,998
Total Assets $ 362,689,746 $ 267,746,410 $ – $ 630,436,156
LIABILITIES
Futures Contracts* ............................... $ (151,347,985) $ – $ – $ (151,347,985)
Total Return Swaps Contracts* ...................... – (46,042) – (46,042)
Total Liabilities $ (151,347,985) $ (46,042) $ – $ (151,394,027)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Diversified Arbitrage, AQR Multi-Asset Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 39,395,776 $ – $ 39,395,776
Short-Term Investments ........................... 320,503,811 432,937,680 – 753,441,491
Futures Contracts* ............................... 58,879,212 – – 58,879,212
Forward Foreign Currency Exchange Contracts* ........ – 19,219,891 – 19,219,891
Interest Rate Swap Contracts* ...................... – 42,796,863 – 42,796,863
Total Return Basket Swaps Contracts* ................ – 2,464,121 – 2,464,121
Total Return Swaps Contracts* ...................... – 186,405 – 186,405
Total Assets $ 379,383,023 $ 537,000,736 $ – $ 916,383,759
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,320,849) $ (37,927,603) $ (2) $ (39,248,454)
Futures Contracts* ............................... (36,449,377) – – (36,449,377)
Forward Foreign Currency Exchange Contracts* ........ – (27,734,146) – (27,734,146)
Interest Rate Swap Contracts* ...................... – (34,475,980) – (34,475,980)
Total Return Basket Swaps Contracts* ................ – (45,451,293) – (45,451,293)
Total Return Swaps Contracts* ...................... – (3,799,682) – (3,799,682)
Total Liabilities $ (37,770,226) $ (149,388,704) $ (2) $ (187,158,932)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 9,244,901 $ 8,519,432 $ – $ 17,764,333
Forward Foreign Currency Exchange Contracts* ........ – 8,824 – 8,824
Total Return Basket Swaps Contracts* ................ – 118,103 – 118,103
Total Assets $ 9,244,901 $ 8,646,359 $ – $ 17,891,260
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (85,416) $ – $ (85,416)
Total Return Basket Swaps Contracts* ................ – (1,852,035) – (1,852,035)
Total Liabilities $ – $ (1,937,451) $ – $ (1,937,451)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2022, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of passive foreign investment companies (“PFIC”), gain/(loss) recognition on constructive sales, investments in partnerships, convertible securities, contingent payment debt instruments (“CPDI”) and certain forward foreign currency, swap, option, and futures contracts.
As of December 31, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.
7. Investment Transactions
During the period ended June 30, 2022, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the period ended June 30, 2022, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 37,146,938 $ 92,187,594 $ (13,291,374) $ 78,896,220
AQR Diversified Arbitrage Fund ............................. 1,400,294,351 39,977,356 (139,866,799) (99,889,443)
AQR Diversifying Strategies Fund ........................... 127,400,633 5,614,821 (1,166,243) 4,448,578
AQR Equity Market Neutral Fund ........................... 146,986,911 1,513,842 (7,931,967) (6,418,125)
AQR Long-Short Equity Fund .............................. 557,081,982 121,698 (42,497,767) (42,376,069)
AQR Macro Opportunities Fund ............................. 58,312,083 12,474,182 (11,292,041) 1,182,141
AQR Managed Futures Strategy Fund ........................ 1,415,072,983 143,719,463 (113,140,153) 30,579,310
AQR Managed Futures Strategy HV Fund ..................... 135,693,301 17,940,634 (15,246,333) 2,694,301
AQR Multi-Asset Fund ................................... 140,415,972 15,447,075 (18,830,231) (3,383,156)
AQR Risk-Balanced Commodities Strategy Fund ................ 544,182,283 86,732,476 (151,872,630) (65,140,154)
AQR Style Premia Alternative Fund .......................... 751,055,886 110,120,762 (131,951,821) (21,831,059)
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 17,778,762 126,093 (1,951,046) (1,824,953)
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 119,553,215 $ —
AQR Diversified Arbitrage Fund .................................................... — 154,168,522
AQR Macro Opportunities Fund .................................................... — 629,248
AQR Managed Futures Strategy Fund ............................................... 532,117,042 615,829,254
AQR Managed Futures Strategy HV Fund ............................................ 54,125,189 57,470,333
AQR Risk-Balanced Commodities Strategy Fund ....................................... 68 —
AQR Style Premia Alternative Fund ................................................. 456,102,761 41,587,126
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 78,056,986 $ 46,230,077 $ 92,613,210 $ 40,104,076
AQR Diversified Arbitrage Fund ............................. 476,514,601 241,609,458 150,306,615 142,727,832
AQR Diversifying Strategies Fund ........................... 101,970,480 9,091,730 — —
AQR Equity Market Neutral Fund ........................... 9,150,784 4,613,496 7,245,596 2,919,048
AQR Macro Opportunities Fund ............................. 32,617,973 7,288,690 19,716,457 —
AQR Multi-Asset Fund ................................... 87,144,333 69,005,671 21,641,025 13,935,294
AQR Style Premia Alternative Fund .......................... 32,231,238 14,232,336 28,067,204 7,624,403
FUND PURCHASES
SECURITIES
SOLD SHORT
AQR Macro Opportunities Fund ............................................................ $ 7,321,414 $ 19,716,457

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2022:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 3,040,038 20,841,129 7,225,671
Unrealized Appreciation on Futures Contracts
*
.................................. $ 1,494,986 $ 690,629 $ –
Swaps at Value (Assets)
**
................................................. 31,789 6,718,393 78,282
Unrealized Depreciation on Futures Contracts
*
................................. (1,057,517) (444,728) –
Swaps at Value (Liabilities)
**
............................................... (455,747) (12,987,381) (7,147,389)
3,040,038 20,841,129 7,225,671
Foreign Exchange Rate Risk Exposure: 6,519,763 523,961 11,102
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 3,123,713 477,139 9,309
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (3,396,050) (46,822) (1,793)
6,519,763 523,961 11,102
Interest Rate Risk Exposure: 13,162,796 56,829,949 –
Unrealized Appreciation on Futures Contracts
*
.................................. 2,868,964 938,018 –
Swaps at Value (Assets)
**
................................................. 5,069,917 – –
Unrealized Depreciation on Futures Contracts
*
................................. (840,239) – –
Swaps at Value (Liabilities)
**
............................................... (4,383,675) (55,891,930) –
13,162,796 56,829,949 –
Credit Risk Exposure: – 2,403,855 –
Swaps at Value (Assets)
**
................................................. – 2,403,855 –
– 2,403,855 –
Commodity Risk Exposure: 5,447,730 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 3,036,570 – –
Swaps at Value (Assets)
**
................................................. 9,736 – –
Unrealized Depreciation on Futures Contracts
*
................................. (2,390,937) – –
Swaps at Value (Liabilities)
**
............................................... (10,487) – –
5,447,730 – –
Net Fair Value of Derivative Contracts: 2,828,687 (117,899,890) (14,130,698)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 3,111,827 1,183,919 –
Swaps at Value
**
........................................................ 261,533 (59,757,063) (7,069,107)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (272,337) 430,317 7,516
2,828,687 117,899,890 14,130,698
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 39,633,185 2,074,868 27,666,888 3,998,182
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 1,415,483 $ 9,045,349 $ 1,371,620
Swaps at Value (Assets)
**
................................. 2,325 52,774 2,565,724 291,435
Unrealized Depreciation on Futures Contracts
*
................. (7,219,043) (520,093) (252,203) (62,570)
Swaps at Value (Liabilities)
**
............................... (32,411,817) (86,520) (15,803,612) (2,272,559)
39,633,185 2,074,868 27,666,888 3,998,182
Foreign Exchange Rate Risk Exposure: 2,447,178 6,210,975 81,379,871 10,222,905
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 165,649 2,855,420 56,682,237 7,246,216
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,281,529) (3,355,555) (24,697,634) (2,976,689)
2,447,178 6,210,975 81,379,871 10,222,905
Interest Rate Risk Exposure: – 16,225,499 202,956,094 29,765,503
Unrealized Appreciation on Futures Contracts
*
.................. – 582,839 14,174,899 1,547,347
Swaps at Value (Assets)
**
................................. – 8,391,545 90,686,362 13,541,856

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Unrealized Depreciation on Futures Contracts
*
................. – (297,168) (1,747,076) (324,648)
Swaps at Value (Liabilities)
**
............................... – (6,953,949) (96,347,756) (14,351,647)
– 16,225,499 202,956,094 29,765,503
Credit Risk Exposure: – 140,678 – –
Swaps at Value (Assets)
**
................................. – 140,678 – –
– 140,678 – –
Commodity Risk Exposure: – 7,549,084 67,426,503 7,608,174
Unrealized Appreciation on Futures Contracts
*
.................. – 3,972,571 35,237,324 3,602,154
Swaps at Value (Assets)
**
................................. – 94,801 127,425 14,214
Unrealized Depreciation on Futures Contracts
*
................. – (3,479,287) (32,045,372) (3,987,687)
Swaps at Value (Liabilities)
**
............................... – (2,425) (16,380) (4,117)
– 7,549,084 67,426,503 7,608,174
Net Fair Value of Derivative Contracts: (83,488,830) 2,310,978 18,821,050 854,107
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (7,219,043) 1,674,345 24,412,921 2,146,216
Swaps at Value
**
........................................ (32,409,492) 1,636,904 (18,788,237) (2,780,818)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (2,115,880) (500,135) 31,984,603 4,269,527
83,488,830 2,310,978 18,821,050 854,107
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 807,185 – 68,993,610 1,970,138
Unrealized Appreciation on Futures Contracts
*
.................. $ 608,755 $ – $ 8,235,131 $ –
Swaps at Value (Assets)
**
................................. 17,499 – 2,650,526 118,103
Unrealized Depreciation on Futures Contracts
*
................. (180,929) – (8,856,978) –
Swaps at Value (Liabilities)
**
............................... – – (49,250,975) (1,852,035)
807,185 – 68,993,610 1,970,138
Foreign Exchange Rate Risk Exposure: 3,801,214 – 46,954,037 94,240
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,614,927 – 19,219,891 8,824
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,186,287) – (27,734,146) (85,416)
3,801,214 – 46,954,037 94,240
Interest Rate Risk Exposure: 1,538,964 – 111,389,580 –
Unrealized Appreciation on Futures Contracts
*
.................. 507,531 – 25,520,884 –
Swaps at Value (Assets)
**
................................. – – 42,796,863 –
Unrealized Depreciation on Futures Contracts
*
................. (1,031,431) – (8,595,853) –
Swaps at Value (Liabilities)
**
............................... – – (34,475,980) –
1,538,964 – 111,389,580 –
Commodity Risk Exposure: 5,439,402 238,183,305 44,119,743 –
Unrealized Appreciation on Futures Contracts
*
.................. 1,597,559 86,753,281 25,123,197 –
Swaps at Value (Assets)
**
................................. 80,143 35,998 – –
Unrealized Depreciation on Futures Contracts
*
................. (3,659,249) (151,347,985) (18,996,546) –
Swaps at Value (Liabilities)
**
............................... (102,456) (46,042) – –
5,439,402 238,183,305 44,119,743 –
Net Fair Value of Derivative Contracts: (5,467,876) (129,209,498) (71,157,807) (3,621,048)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (2,157,764) (64,594,704) 22,429,835 –
Swaps at Value
**
........................................ (4,814) (10,044) (38,279,566) (1,733,932)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2022:
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (571,360) – (8,514,255) (76,592)
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 1,889,275 31,291,694 21,422,099
Futures Contracts ....................................................... $ 4,353,349 $ 7,235,382 $ (844,470)
Swap Contracts ........................................................ (2,464,074) 24,056,212 22,266,570
Written Options ......................................................... – 100 –
1,889,275.27 31,291,693.66 21,422,099.29
Foreign Exchange Rate Risk Exposure: 608,958 426,906 11,604
Forward Foreign Currency Exchange Contracts ................................. 608,958 426,906 11,604
608,958 426,906 11,604
Interest Rate Risk Exposure: (239,955) 36,483,202 –
Futures Contracts ....................................................... 1,197,367 5,868,817 –
Swap Contracts ........................................................ (1,437,322) 30,614,385 –
(239,955.23) 36,483,202.43 –
Credit Risk Exposure: – 399,582 –
Swap Contracts ........................................................ – 399,582 –
– 399,582.05 –
Commodity Risk Exposure: 5,408,329 – –
Futures Contracts ....................................................... 5,405,040 – –
Swap Contracts ........................................................ 3,289 – –
5,408,328.93 – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (266,849) (11,156,587) (7,707,468)
Futures Contracts ....................................................... 464,941 570,493 (107,319)
Swap Contracts ........................................................ (731,786) (11,727,080) (7,600,149)
266,849 11,156,587 7,707,468
Foreign Exchange Rate Risk Exposure: 227,587 543,413 8,060
Forward Foreign Currency Exchange Contracts ................................. (227,587) 543,413 8,060
227,587 543,413 8,060
Interest Rate Risk Exposure: 2,136,403 75,194,802 –
Futures Contracts ....................................................... 1,366,689 1,595,519 –
Swap Contracts ........................................................ 769,713 (76,790,322) –
2,136,403 75,194,802 –
Credit Risk Exposure: – 5,320,945 –
Swap Contracts ........................................................ – 5,320,945 –
– 5,320,945 –
Commodity Risk Exposure: 448,796 – –
Futures Contracts ....................................................... 449,545 – –
Swap Contracts ........................................................ (751) – –
448,796 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 83,519,699 1,771,861 67,219,790 6,484,158
Futures Contracts ....................................... $ (17,550,611) $ 2,090,932 $ 17,235,701 $ 1,859,180
Swap Contracts ........................................ 101,070,310 (319,070) 49,984,090 4,624,977
83,519,699.41 1,771,861.48 67,219,790.23 6,484,157.61
Foreign Exchange Rate Risk Exposure: (3,670,702) (328,734) 3,695,073 833,187
Forward Foreign Currency Exchange Contracts ................. (3,670,702) (328,734) 3,695,073 833,187
(3,670,702) (328,734) 3,695,073 833,187
Interest Rate Risk Exposure: – 2,541,535 163,180,308 15,626,201
Futures Contracts ....................................... – 1,598,771 161,121,056 15,300,420
Swap Contracts ........................................ – 942,764 2,059,252 325,781
– 2,541,534.98 163,180,308.13 15,626,201.19
Credit Risk Exposure: – 154,607 – –
Swap Contracts ........................................ – 154,607 – –
– 154,606.59 – –
Commodity Risk Exposure: – 162,340 82,641,631 7,400,405
Futures Contracts ....................................... – 358,727 82,526,658 7,389,840
Swap Contracts ........................................ – (196,387) 114,973 10,564
– 162,340.21 82,641,631.23 7,400,404.74
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (48,053,424) 782,237 (11,656,838) (849,030)
Futures Contracts ....................................... (9,714,650) 952,885 10,465,654 1,459,838
Swap Contracts ........................................ (38,338,774) (170,644) (22,122,495) (2,308,862)
48,053,424 782,237 11,656,838 849,030
Foreign Exchange Rate Risk Exposure: 2,417,899 198,424 37,257,545 4,867,899
Forward Foreign Currency Exchange Contracts ................. (2,417,899) (198,425) 37,257,545 4,867,899
2,417,899 198,424 37,257,545 4,867,899
Interest Rate Risk Exposure: – 1,384,069 8,885,033 1,207,393
Futures Contracts ....................................... – 260,004 1,972,359 406,858
Swap Contracts ........................................ – 1,124,064 (10,857,394) (1,614,250)
– 1,384,069 8,885,033 1,207,393
Credit Risk Exposure: – 217,527 – –
Swap Contracts ........................................ – 217,528 – –
– 217,527 – –
Commodity Risk Exposure: – 640,087 1,671,133 495,534
Futures Contracts ....................................... – 547,707 1,366,880 (520,494)
Swap Contracts ........................................ – 92,377 304,257 24,955
– 640,087 1,671,133 495,534
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 944,487 – 254,708,341 2,305,460
Futures Contracts ....................................... $ 1,120,571 $ – $ 28,723,035 $ (169,399)
Swap Contracts ........................................ (176,083) – 225,985,306 2,474,860
944,486.76 – 254,708,340.83 2,305,460.4
Foreign Exchange Rate Risk Exposure: 1,560,394 – 1,715,541 (96,888)
Forward Foreign Currency Exchange Contracts ................. 1,560,394 – 1,715,541 (96,888)
1,560,394 – 1,715,541 (96,888)
Interest Rate Risk Exposure: (11,296,373) – (44,773,026) –
Futures Contracts ....................................... (11,296,373) – (34,883,269) –
Swap Contracts ........................................ – – (9,889,757) –
(11,296,372.72) – (44,773,025.93) –
Commodity Risk Exposure: 8,311,084 103,708,816 33,056,573 –
Futures Contracts ....................................... 7,582,390 103,054,188 33,056,573 –
Swap Contracts ........................................ 728,694 654,628 – –
8,311,084.35 103,708,815.96 33,056,572.82 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of June 30, 2022:
AQR Alternative Risk Premia Fund
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 491,698 – (87,157,101) (1,805,527)
Futures Contracts ....................................... 523,152 – (1,105,004) –
Swap Contracts ........................................ (31,455) – (86,052,100) (1,805,527)
491,698 – 87,157,101 1,805,527
Foreign Exchange Rate Risk Exposure: 241,456 – 8,683,203 86,271
Forward Foreign Currency Exchange Contracts ................. (241,456) – (8,683,203) (86,271)
241,456 – 8,683,203 86,271
Interest Rate Risk Exposure: 1,011,906 – 18,426,473 –
Futures Contracts ....................................... (1,011,905) – 13,028,809 –
Swap Contracts ........................................ – – 5,397,666 –
1,011,906 – 18,426,473 –
Commodity Risk Exposure: 2,882,399 75,705,907 3,316,885 –
Futures Contracts ....................................... (2,757,668) (75,429,474) 3,316,884 –
Swap Contracts ........................................ (124,729) (276,432) – –
2,882,399 75,705,907 3,316,885 –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Swap
Contracts $ 24,070 $ (24,070) $ – $ – $ – $ –
CITI .......... Forward Foreign
Currency Exchange
Contracts 1,561,887 (1,561,887) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,561,826 (1,561,826) – – – –
MLIN ......... Total Return Swap
Contracts 7,719 (7,719) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,155,502 (3,155,502) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Alternative Risk Premia Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,117,921.
AQR Alternative Risk Premia Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 342,910 $ (24,070) $ 318,840 $ – $ – $ 318,840
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,697,923 (1,561,887) 136,036 – (136,036) –
GSIN .......... Total Return Swap
Contracts 5 – 5 – (5) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,698,127 (1,561,826) 136,301 – (136,301) –
MLIN .......... Total Return Swap
Contracts 86,911 (7,719) 79,192 – (79,192) –
MSCS .......... Total Return Swap
Contracts 25,921 – 25,921 (25,921) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,851,797 (3,155,502) 696,295 (25,921) (351,534) 318,840
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 5,736 $ – $ 5,736 $ – $ – $ 5,736
MLIN ......... Total Return Swap
Contracts 4,000 (4,000) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,736 (4,000) 5,736 – – 5,736

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Alternative Risk Premia Offshore Fund Ltd. (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $13,513.
AQR Diversified Arbitrage Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MLIN .......... Total Return Swap
Contracts $ 10,487 $ (4,000) $ 6,487 $ – $ (6,487) $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,487 (4,000) 6,487 – (6,487) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Basket
Swap Contracts $ 103,433 $ – $ 103,433 $ – $ – $ 103,433
BNPP ......... Total Return Basket
Swap Contracts 27,343 (27,343) – – – –
CITI .......... Forward Foreign
Currency Exchange
Contracts 328,070 (32,598) 295,472 – (180,477) 114,995
GSIN ......... Total Return Basket
Swap Contracts 845,754 (845,754) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 149,069 (14,224) 134,845 – – 134,845
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,453,669 (919,919) 533,750 – (180,477) 353,273

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Diversified Arbitrage Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $216,157,069.
AQR Equity Market Neutral Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 47,816,924 $ (27,343) $ 47,789,581 $ – $ (47,789,581) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 32,598 (32,598) – – – –
GSIN .......... Total Return Basket
Swap Contracts 15,313,461 (845,754) 14,467,707 (14,467,707) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 14,224 (14,224) –
JPMC .......... Total Return Basket
Swap Contracts 7,063 – 7,063
Total JPMC 21,287 (14,224) 7,063 – (7,063) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 63,184,270 (919,919) 62,264,351 (14,467,707) (47,796,644) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 4,655 $ (896) $ 3,759 $ – $ – $ 3,759
JPMC ......... Forward Foreign
Currency Exchange
Contracts 4,654 (897) 3,757
JPMC ......... Total Return Basket
Swap Contracts 11,565 (11,565) –
Total JPMC 16,219 (12,462) 3,757 – – 3,757
MLIN ......... Total Return Basket
Swap Contracts 66,717 (66,717) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 87,591 (80,075) 7,516 – – 7,516

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Equity Market Neutral Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $5,220 and total additional collateral pledged was $36,604,889.
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 896 $ (896) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 897 (897) –
JPMC .......... Total Return Basket
Swap Contracts 1,120,055 (11,565) 1,108,490
Total JPMC 1,120,952 (12,462) 1,108,490 – (1,108,490) –
MLIN .......... Total Return Basket
Swap Contracts 475,117 (66,717) 408,400 – (408,400) –
MSIP .......... Total Return Basket
Swap Contracts 5,552,217 – 5,552,217 (5,552,217) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,149,182 (80,075) 7,069,107 (5,552,217) (1,516,890) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 82,830 $ (82,830) $ – $ – $ – $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 82,819 (82,819) –
JPMC ......... Total Return Swap
Contracts 1,261 (1,261) –
Total JPMC 84,080 (84,080) – – – –
MSIP ......... Total Return Basket
Swap Contracts 1,064 (1,064) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 167,974 (167,974) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $137,817,693.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 5,152,958 $ – $ 5,152,958 $ – $ (4,900,077) $ 252,881
BNPP .......... Total Return Basket
Swap Contracts 9,368,186 – 9,368,186 – (9,368,186) –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,140,587 (82,830) 1,057,757 – (1,057,757) –
GSIN .......... Total Return Swap
Contracts 99,409 – 99,409
GSIN .......... Total Return Basket
Swap Contracts 6,601,773 – 6,601,773
Total GSIN 6,701,182 – 6,701,182 (6,701,182) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,140,942 (82,819) 1,058,123
JPMC .......... Total Return Swap
Contracts 1,073,898 (1,261) 1,072,637
JPMC .......... Total Return Basket
Swap Contracts 4,154,368 – 4,154,368
Total JPMC 6,369,208 (84,080) 6,285,128 (6,285,128) – –
MSIP .......... Total Return Basket
Swap Contracts 5,961,225 (1,064) 5,960,161 (5,960,161) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 34,693,346 (167,974) 34,525,372 (18,946,471) (15,326,020) 252,881

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $11,625,078 and total additional collateral pledged was $12,941,325.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 1,427,763 $ (1,427,763) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 18,143 (18,143) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,427,657 (1,427,657) – – – –
JPMS ......... Repurchase
Agreements 12,232,625 (11,633,500) 599,125 (599,125) – –
MLIN ......... Total Return Swap
Contracts 34,630 (20,769) 13,861 – – 13,861
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,140,818 (14,527,832) 612,986 (599,125) – 13,861
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,677,802 $ (1,427,763) $ 250,039 $ – $ (250,039) $ –
GSIN .......... Total Return Swap
Contracts 65,751 (18,143) 47,608 (47,608) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,677,753 (1,427,657) 250,096 – (250,096) –
JPMS .......... Reverse
Repurchase
Agreements 11,633,500 (11,633,500) – – – –
MLIN .......... Total Return Swap
Contracts 20,769 (20,769) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,075,575 (14,527,832) 547,743 (47,608) (500,135) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Macro Opportunities Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $369,476.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
GSIN ......... Total Return Swap
Contracts $ 77,484 $ – $ 77,484 $ – $ – $ 77,484
MACQ ........ Total Return Swap
Contracts 17,318 (2,425) 14,893 – – 14,893
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 94,802 (2,425) 92,377 – – 92,377
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 2,425 $ (2,425) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,425 (2,425) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,732,075 and total additional collateral pledged was $85,502,453.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 28,341,384 $ (12,345,796) $ 15,995,588 $ – $ (15,995,588) $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 28,340,853 (12,351,838) 15,989,015 – – 15,989,015
MLIN ......... Total Return Swap
Contracts 552,143 – 552,143
MLIN ......... Total Return Basket
Swap Contracts 709,390 (709,390) –
Total MLIN 1,261,533 (709,390) 552,143 – – 552,143
MSCS ......... Total Return Swap
Contracts 1,304,191 – 1,304,191 – (641,752) 662,439
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 59,247,961 (25,407,024) 33,840,937 – (16,637,340) 17,203,597
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 12,345,796 $ (12,345,796) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 8,201,119 – 8,201,119 (8,201,119) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 12,351,838 (12,351,838) – – – –
MLIN .......... Total Return Basket
Swap Contracts 7,602,493 (709,390) 6,893,103 – (6,893,103) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 40,501,246 (25,407,024) 15,094,222 (8,201,119) (6,893,103) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Managed Futures Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $699,728.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 127,425 $ (16,380) $ 111,045 $ – $ – $ 111,045
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 127,425 (16,380) 111,045 – – 111,045
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 16,380 $ (16,380) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 16,380 (16,380) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $289,047 and total additional collateral pledged was $11,316,680.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 3,623,151 $ (1,488,760) $ 2,134,391 $ – $ (2,134,391) $ –
GSIN ......... Total Return Basket
Swap Contracts 61,195 (61,195) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 3,623,065 (1,487,929) 2,135,136 – – 2,135,136
MLIN ......... Total Return Swap
Contracts 230,240 – 230,240 – – 230,240
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,537,651 (3,037,884) 4,499,767 – (2,134,391) 2,365,376
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,488,760 $ (1,488,760) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 779,362 (61,195) 718,167 (718,167) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,487,929 (1,487,929) –
JPMC .......... Total Return Basket
Swap Contracts 1,493,197 – 1,493,197
Total JPMC 2,981,126 (1,487,929) 1,493,197 – (1,493,197) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,249,248 (3,037,884) 2,211,364 (718,167) (1,493,197) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Managed Futures Strategy HV Offshore Fund Ltd.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 14,214 $ (4,117) $ 10,097 $ – $ – $ 10,097
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,214 (4,117) 10,097 – – 10,097
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 4,117 $ (4,117) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,117 (4,117) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $13,508,865.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP ......... Repurchase
Agreements $ 9,345,750 $ (9,345,750) $ – $ – $ – $ –
CITI .......... Forward Foreign
Currency Exchange
Contracts 810,128 (810,128) –
CITI .......... Repurchase
Agreements 4,129,750 (4,079,500) 50,250
Total CITI 4,939,878 (4,889,628) 50,250 – – 50,250
JPMC ......... Forward Foreign
Currency Exchange
Contracts 804,799 (804,799) – – – –
MLIN ......... Total Return Swap
Contracts 17,499 – 17,499 – – 17,499
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,107,926 (15,040,177) 67,749 – – 67,749
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 9,377,250 $ (9,345,750) $ 31,500 $ (31,500) $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,097,692 (810,128) 287,564
CITI ........... Reverse
Repurchase
Agreements 4,079,500 (4,079,500) –
Total CITI 5,177,192 (4,889,628) 287,564 (287,564) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,088,595 (804,799) 283,796 – (283,796) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,643,037 (15,040,177) 602,860 (319,064) (283,796) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Multi-Asset Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $60,183 and total additional collateral pledged was $9,297.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
GSIN ......... Total Return Swap
Contracts $ 78,790 $ (78,790) $ – $ – $ – $ –
MACQ ........ Total Return Swap
Contracts 893 (893) – – – –
MLIN ......... Total Return Swap
Contracts 460 (460) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 80,143 (80,143) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 98,626 $ (78,790) $ 19,836 $ – $ (6,976) $ 12,860
MACQ ......... Total Return Swap
Contracts 2,600 (893) 1,707 – – 1,707
MLIN .......... Total Return Swap
Contracts 1,230 (460) 770 – (770) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 102,456 (80,143) 22,313 – (7,746) 14,567

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $15,745.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Total Return Swap
Contracts $ 17,782 $ (17,782) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 6,056 (6,056) – – – –
MACQ ........ Total Return Swap
Contracts 12,160 (12,160) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 35,998 (35,998) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 19,013 $ (17,782) $ 1,231 $ – $ – $ 1,231
GSIN .......... Total Return Swap
Contracts 6,107 (6,056) 51 – (51) –
MACQ ......... Total Return Swap
Contracts 20,922 (12,160) 8,762 – – 8,762
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 46,042 (35,998) 10,044 – (51) 9,993

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 9,610,208 $ (9,610,208) $ –
CITI .......... Total Return Swap
Contracts 166,404 (166,404) –
Total CITI 9,776,612 (9,776,612) – $ – $ – $ –
GSIN ......... Total Return Basket
Swap Contracts 2,464,121 (2,464,121) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 9,609,683 (9,609,683) –
JPMC ......... Total Return Swap
Contracts 16,519 (16,519) –
Total JPMC 9,626,202 (9,626,202) – – – –
MLIN ......... Total Return Swap
Contracts 3,482 (3,482) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 21,870,417 (21,870,417) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $24,749 and total additional collateral pledged was $196,427,638.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 6,231,061 $ – $ 6,231,061 $ – $ (6,231,061) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 13,867,716 (9,610,208) 4,257,508
CITI ........... Total Return Swap
Contracts 2,130,128 (166,404) 1,963,724
Total CITI 15,997,844 (9,776,612) 6,221,232 – (6,221,232) –
GSIN .......... Total Return Swap
Contracts 659,212 – 659,212
GSIN .......... Total Return Basket
Swap Contracts 16,902,023 (2,464,121) 14,437,902
Total GSIN 17,561,235 (2,464,121) 15,097,114 (15,097,114) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 13,866,430 (9,609,683) 4,256,747
JPMC .......... Total Return Swap
Contracts 212,365 (16,519) 195,846
JPMC .......... Total Return Basket
Swap Contracts 3,352,825 – 3,352,825
Total JPMC 17,431,620 (9,626,202) 7,805,418 (7,805,418) – –
MLIN .......... Total Return Swap
Contracts 797,977 (3,482) 794,495
MLIN .......... Total Return Basket
Swap Contracts 2,799,103 – 2,799,103
Total MLIN 3,597,080 (3,482) 3,593,598 – (3,593,598) –
MSIP .......... Total Return Basket
Swap Contracts 16,166,281 – 16,166,281 (16,166,281) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 76,985,121 (21,870,417) 55,114,704 (39,068,813) (16,045,891) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $5,566,068.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 4,413 $ (4,413) $ – $ – $ – $ –
GSIN ......... Total Return Basket
Swap Contracts 111,928 (111,928) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 4,411 (4,411) – – – –
MLIN ......... Total Return Basket
Swap Contracts 6,175 (6,175) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 126,927 (126,927) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 42,700 $ (4,413) $ 38,287 $ – $ – $ 38,287
GSIN .......... Total Return Basket
Swap Contracts 1,215,448 (111,928) 1,103,520 – (1,103,520) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 42,716 (4,411) 38,305 – – 38,305
MLIN .......... Total Return Basket
Swap Contracts 636,587 (6,175) 630,412 – (630,412) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,937,451 (126,927) 1,810,524 – (1,733,932) 76,592

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
For the period ended June 30, 2022, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 589,533,254 $ 7,998,975 $ 3,947,931 $ 140,242,867
Average Notional Balance - Short 388,005,451 175,454,108 – 895,662
Ending Notional Balance - Long 411,776,493 7,389,525 – 162,824,522
Ending Notional Balance - Short 334,424,908 179,095,600 – –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 157,495,746 6,021,364 581,043 70,280,185
Average Settlement Value - Sold 165,087,865 40,874,748 565,352 1,161,226
Ending Value - Purchased 125,004,494 3,314,648 685,649 100,626,728
Ending Value - Sold 132,836,044 57,048,917 691,060 1,401,109
Credit Default Swaps:
Average Notional Balance - Buy Protection – 64,050,000 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 87,325,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swaps:
Average Notional Balance - Long 16,757,143 – – 24,730,640
Average Notional Balance - Short 5,448,515 – – –
Ending Notional Balance - Long 6,819,112 – – 26,546,258
Ending Notional Balance - Short 3,091,273 – – –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 139,777,041 – – –
Average Notional Balance - Receives Fixed Rate 203,095,636 – – –
Ending Notional Balance - Pays Fixed Rate 97,943,975 – – –
Ending Notional Balance - Receives Fixed Rate 220,325,878 – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 1,212,626,009 232,041,295 963,748,617
Average Notional of Underlying Positions - Short – 259,615,089 223,701,454 934,134,161
Ending Notional Balance - Long – 1,161,979,006 324,930,799 1,305,953,539
Ending Notional Balance - Short – 144,290,358 303,465,354 1,217,149,693

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 64,271,354 $ 384,590,136 $ 40,429,820 $ 207,151,411 $ 1,011,985,962
Average Notional Balance - Short 108,408,506 4,473,742,569 487,176,927 51,372,350 512,845,035
Ending Notional Balance - Long 73,040,810 257,375,511 33,549,410 166,217,296 1,116,994,468
Ending Notional Balance - Short 127,361,326 2,932,848,850 485,903,667 48,518,702 463,142,735
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 99,225,636 1,770,796,266 197,357,065 91,456,585 –
Average Settlement Value - Sold 106,033,316 2,370,590,872 270,408,039 102,752,736 –
Ending Value - Purchased 150,566,051 1,410,486,097 166,620,977 88,418,197 –
Ending Value - Sold 158,999,779 2,098,723,513 282,140,077 108,310,771 –
Credit Default Swaps:
Average Notional Balance - Buy Protection 4,540,930 – – – –
Average Notional Balance - Sell Protection – – – – –
Ending Notional Balance - Buy Protection 5,007,129 – – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 3,493,408 6,609,404 528,713 3,009,864 3,422,905
Average Notional Balance - Short 3,893,135 64,334,555 7,498,796 2,325,228 3,065,471
Ending Notional Balance - Long 3,560,121 261,900 43,650 548,680 1,812,338
Ending Notional Balance - Short 3,089,386 85,117,240 12,344,386 1,954,568 1,812,338
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate 268,921,782 5,166,959,581 765,279,937 – –
Average Notional Balance - Receives Fixed Rate 178,450,969 2,853,244,753 424,686,032 – –
Ending Notional Balance - Pays Fixed Rate 362,583,268 5,166,959,581 765,279,937 – –
Ending Notional Balance - Receives Fixed Rate 259,574,544 2,853,244,753 424,686,032 – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 569,308,104 61,624,878 – –
Average Notional of Underlying Positions - Short – 575,063,919 62,721,381 – –
Ending Notional Balance - Long – 560,181,296 70,712,939 – –
Ending Notional Balance - Short – 575,137,430 73,172,716 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 5,183,470,129 $ 226,538
Average Notional Balance - Short 2,431,648,440 –
Ending Notional Balance - Long 3,628,450,994 –
Ending Notional Balance - Short 2,514,679,270 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 999,445,245 2,522,384
Average Settlement Value - Sold 960,856,441 79,111
Ending Value - Purchased 965,055,189 4,084,587
Ending Value - Sold 985,314,153 133,826
Total Return Swaps:
Average Notional Balance - Long 143,652,205 –
Average Notional Balance - Short 40,260,780 –
Ending Notional Balance - Long 60,166,967 –
Ending Notional Balance - Short 12,524,526 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 1,215,914,275 –
Average Notional Balance - Receives Fixed Rate 1,727,151,423 –
Ending Notional Balance - Pays Fixed Rate 815,500,841 –
Ending Notional Balance - Receives Fixed Rate 1,756,457,265 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 1,679,481,019 40,040,593
Average Notional of Underlying Positions - Short 1,644,862,700 30,058,060
Ending Notional Balance - Long 1,869,924,384 61,577,177
Ending Notional Balance - Short 1,871,864,155 44,572,352
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Diversifying Strategies Fund ......................................................................... 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund ........................................................................... 1.00
AQR Managed Futures Strategy Fund ...................................................................... 1.05
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Style Premia Alternative Fund (a) ..................................................................... 1.35
AQR Sustainable Long-Short Equity Carbon Aware Fund ........................................................ 1.10
(a) Effective July 1, 2022, the AQR Style Premia Alternative Fund's Advisory Fee was reduced from 1.35% to 1.30%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2023 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i)
the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the period ended June 30, 2022, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2022 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund ..................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ....................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund .................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund (a) ................................................. 0.15 0.15 0.05
AQR Sustainable Long-Short Equity Carbon Aware Fund .................................... 0.20 0.20 0.10
(a) Effective July 1, 2022, the AQR Style Premia Alternative Fund's operating expenses cap was increased from 0.15% to 0.20% for Class I and Class N shares, and from 0.05% to 0.10% for Class R6 shares. The Adviser has agreed to reimburse operating expenses of the Fund at least through April 30,
2024 for Class I, N, and R6 shares.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2022 JUNE 30, 2022 20 22 20 23 20 24 20 25
AQR ALTERNATIVE RISK PREMIA FUND
Class I ................ $ 31,599 $ 355,731 $ 65,981 $ 119,994 $ 138,157 $ 31,599
Class N ................ 5,149 40,043 3,438 10,423 21,033 5,149
Class R6 ............... 73,592 421,356 43,692 117,600 186,472 73,592
Totals $ 110,340 $ 817,130 $ 113,111 $ 248,017 $ 345,662 $ 110,340
AQR DIVERSIFIED ARBITRAGE FUND
Class I ................ $ 20,290 $ 764,234 $ 187,629 $ 248,996 $ 307,319 $ 20,290
Class N ................ 1,245 62,099 25,406 19,054 16,394 1,245
Class R6 ............... 10,430 197,434 8,254 61,318 117,432 10,430
Totals $ 31,965 $ 1,023,767 $ 221,289 $ 329,368 $ 441,145 $ 31,965
AQR DIVERSIFYING STRATEGIES FUND
Class I ................ $ 40,484 $ 290,651 $ – $ 93,193 $ 156,974 $ 40,484
Class N ................ 2,437 15,597 – 5,620 7,540 2,437
Class R6 ............... 4,083 91,357 – 46,386 40,888 4,083
Totals $ 47,004 $ 397,605 $ – $ 145,199 $ 205,402 $ 47,004
AQR EQUITY MARKET NEUTRAL FUND
Class I ................ $ 62,311 $ 388,680 $ 64,292 $ 122,329 $ 139,748 $ 62,311
Class N ................ 17,322 89,766 3,794 11,995 56,655 17,322
Class R6 ............... 11,591 79,349 11,212 37,566 18,980 11,591
Totals $ 91,224 $ 557,795 $ 79,298 $ 171,890 $ 215,383 $ 91,224

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
During the period ended June 30, 2022, the Funds repaid to the Advisor amounts previously waived or reimbursed as follows:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30,
JUNE 30, 2022 JUNE 30, 2022 2022 2023 2024 2025
AQR LONG-SHORT EQUITY FUND
Class I ................ $ 67,885 $ 293,627 $ – $ 71,176 $ 154,566 $ 67,885
Class N ................ 2,346 10,543 – 1,679 6,518 2,346
Class R6 ............... 2,105 21,383 – 9,376 9,902 2,105
Totals $ 72,336 $ 325,553 $ – $ 82,231 $ 170,986 $ 72,336
AQR MACRO OPPORTUNITIES FUND
Class I ................ $ 40,553 $ 309,771 $ 64,932 $ 106,111 $ 98,175 $ 40,553
Class N ................ 5,111 25,194 4,538 8,498 7,047 5,111
Class R6 ............... 67,120 439,054 47,322 113,912 210,700 67,120
Totals $ 112,784 $ 774,019 $ 116,792 $ 228,521 $ 315,922 $ 112,784
AQR MANAGED FUTURES STRATEGY FUND
Class I ................ $ 29,960 $ 29,960 $ – $ – $ – $ 29,960
Class N ................ – – – – – –
Class R6 ............... 2,695 2,695 – – – 2,695
Totals $ 32,655 $ 32,655 $ – $ – $ – $ 32,655
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ................ $ 78,085 $ 475,793 $ 73,242 $ 145,232 $ 179,234 $ 78,085
Class N ................ 5,282 45,150 16,332 16,365 7,171 5,282
Class R6 ............... 38,039 209,068 43,364 71,441 56,224 38,039
Totals $ 121,406 $ 730,011 $ 132,938 $ 233,038 $ 242,629 $ 121,406
AQR MULTI-ASSET FUND
Class I ................ $ 87,795 $ 605,399 $ 123,655 $ 185,398 $ 208,551 $ 87,795
Class N ................ 5,363 34,067 9,125 10,646 8,933 5,363
Class R6 ............... 18,066 59,256 3,139 12,377 25,674 18,066
Totals $ 111,224 $ 698,722 $ 135,919 $ 208,421 $ 243,158 $ 111,224
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ................ $ 34,349 $ 258,241 $ 31,472 $ 34,925 $ 157,495 $ 34,349
Class N ................ 3,929 58,569 4,291 20,019 30,330 3,929
Class R6 ............... 646 148,952 40,830 104,625 2,851 646
Totals $ 38,924 $ 465,762 $ 76,593 $ 159,569 $ 190,676 $ 38,924
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ................ $ 100,393 $ 765,470 $ 209,280 $ 288,290 $ 167,507 $ 100,393
Class N ................ 8,724 41,811 9,222 11,441 12,424 8,724
Class R6 ............... 153,905 1,048,444 205,626 417,046 271,867 153,905
Totals $ 263,022 $ 1,855,725 $ 424,128 $ 716,777 $ 451,798 $ 263,022
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ................ $ 22,100 $ 25,240 $ – $ – $ 3,140 $ 22,100
Class N ................ 11,154 14,294 – – 3,140 11,154
Class R6 ............... 142,221 199,100 – – 56,879 142,221
Totals $ 175,475 $ 238,634 $ – $ – $ 63,159 $ 175,475
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 2,141 $ 105 $ 862

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
11. Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral
Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund, the Funds are non-diversified. Because the non-
diversified Funds may invest in securities of a smaller number of issuers, such non-diversified Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified
Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Many financial instruments may be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term deposits between major international banks (LIBOR rates are available for five currencies - CHF, EUR, GBP, JPY, USD - across a range of tenors). On July 27, 2017, the head of the United Kingdom (“UK”) Financial Conduct
Authority (“FCA”) announced a desire to phaseout the use of LIBOR. The publication of all British Pound, Euro, Swiss Franc and Japanese Yen
settings, and the 1-week and 2-month USD settings ceased after December 31, 2021, and the remaining USD settings will cease on June 30, 2023.
While many financial instruments have transitioned to alternative reference rates, such as risk-free rates or 'synthetic' LIBOR, there does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund, if any, are disclosed in the Schedule of Investments.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Affiliated Funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess
ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement, is included in Interfund lending income in the Statements of Operations.
There were no open borrowings as of June 30, 2022 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2022.
13. Line of Credit
Effective March 18, 2022 and terminating on March 17, 2023, all funds within the Trust, with the exception of AQR Diversifying Strategies Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. AQR Sustainable Long-
Short Equity Carbon Aware Fund was also added as a borrower under the agreement. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR (including a 0.10% adjustment), which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s
Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in Interest expense in the Statements of Operations.
There were no open borrowings as of June 30, 2022 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2022.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2022
June 30, 2022 (Unaudited)
14. Principal Ownership
As of June 30, 2022, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule
18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 3 89.57%
AQR Diversified Arbitrage Fund ............................................. 5 83.62
AQR Diversifying Strategies Fund ........................................... 4 92.01
AQR Equity Market Neutral Fund* ........................................... 7 91.37
AQR Long-Short Equity Fund .............................................. 8 93.81
AQR Macro Opportunities Fund* ............................................ 7 88.72
AQR Managed Futures Strategy Fund ........................................ 8 80.40
AQR Managed Futures Strategy HV Fund* .................................... 5 90.70
AQR Multi-Asset Fund* ................................................... 7 94.23
AQR Risk-Balanced Commodities Strategy Fund ................................ 6 91.24
AQR Style Premia Alternative Fund .......................................... 3 76.39
AQR Sustainable Long-Short Equity Carbon Aware Fund* ......................... 5 99.38
*
The percentage held by the Adviser and/or affiliates is , 17.29%, 44.81%, 10.74%, 18.54% and 46.97% respectively.

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2022
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/22
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,177.20 2.86% $15.44
Hypothetical Return $1,000.00 $1,010.61 2.86% $14.26
Class N
Actual Return $1,000.00 $1,175.30 3.11% $16.77
Hypothetical Return $1,000.00 $1,009.37 3.11% $15.49
Class R6
Actual Return $1,000.00 $1,178.10 2.76% $14.91
Hypothetical Return $1,000.00 $1,011.11 2.76% $13.76
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $957.00 1.30% $6.31
Hypothetical Return $1,000.00 $1,018.35 1.30% $6.51
Class N
Actual Return $1,000.00 $955.40 1.55% $7.51
Hypothetical Return $1,000.00 $1,017.11 1.55% $7.75
Class R6
Actual Return $1,000.00 $957.80 1.20% $5.83
Hypothetical Return $1,000.00 $1,018.84 1.20% $6.01
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,105.40 0.20% $1.04
Hypothetical Return $1,000.00 $1,023.80 0.20% $1.00
Class N
Actual Return $1,000.00 $1,104.60 0.45% $2.35
Hypothetical Return $1,000.00 $1,022.56 0.45% $2.26
Class R6
Actual Return $1,000.00 $1,106.20 0.10% $0.52
Hypothetical Return $1,000.00 $1,024.30 0.10% $0.50

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/22
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,213.10 1.55% $8.51
Hypothetical Return $1,000.00 $1,017.11 1.55% $7.75
Class N
Actual Return $1,000.00 $1,212.20 1.80% $9.87
Hypothetical Return $1,000.00 $1,015.87 1.80% $9.00
Class R6
Actual Return $1,000.00 $1,213.60 1.45% $7.96
Hypothetical Return $1,000.00 $1,017.60 1.45% $7.25
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,126.70 1.32% $6.96
Hypothetical Return $1,000.00 $1,018.25 1.32% $6.61
Class N
Actual Return $1,000.00 $1,125.70 1.57% $8.27
Hypothetical Return $1,000.00 $1,017.01 1.57% $7.85
Class R6
Actual Return $1,000.00 $1,127.60 1.22% $6.44
Hypothetical Return $1,000.00 $1,018.74 1.22% $6.11
AQR Macro Opportunities Fund
Class I
Actual Return $1,000.00 $1,163.20 1.43% $7.67
Hypothetical Return $1,000.00 $1,017.70 1.43% $7.15
Class N
Actual Return $1,000.00 $1,161.40 1.68% $9.00
Hypothetical Return $1,000.00 $1,016.46 1.68% $8.40
Class R6
Actual Return $1,000.00 $1,162.80 1.33% $7.13
Hypothetical Return $1,000.00 $1,018.20 1.33% $6.66
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,318.20 1.26% $7.24
Hypothetical Return $1,000.00 $1,018.55 1.26% $6.31
Class N
Actual Return $1,000.00 $1,318.10 1.51% $8.68
Hypothetical Return $1,000.00 $1,017.31 1.51% $7.55
Class R6
Actual Return $1,000.00 $1,319.10 1.16% $6.67
Hypothetical Return $1,000.00 $1,019.04 1.16% $5.81
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $1,492.60 1.66% $10.26
Hypothetical Return $1,000.00 $1,016.56 1.66% $8.30
Class N
Actual Return $1,000.00 $1,488.60 1.91% $11.79
Hypothetical Return $1,000.00 $1,015.32 1.91% $9.54
Class R6
Actual Return $1,000.00 $1,491.00 1.56% $9.64
Hypothetical Return $1,000.00 $1,017.06 1.56% $7.80

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2022
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/22
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/22
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $894.70 1.05% $4.93
Hypothetical Return $1,000.00 $1,019.59 1.05% $5.26
Class N
Actual Return $1,000.00 $893.40 1.30% $6.10
Hypothetical Return $1,000.00 $1,018.35 1.30% $6.51
Class R6
Actual Return $1,000.00 $894.60 0.95% $4.46
Hypothetical Return $1,000.00 $1,020.08 0.95% $4.76
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,172.00 1.01% $5.44
Hypothetical Return $1,000.00 $1,019.79 1.01% $5.06
Class N
Actual Return $1,000.00 $1,170.00 1.26% $6.78
Hypothetical Return $1,000.00 $1,018.55 1.26% $6.31
Class R6
Actual Return $1,000.00 $1,172.40 0.91% $4.90
Hypothetical Return $1,000.00 $1,020.28 0.91% $4.56
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,250.40 1.69% $9.43
Hypothetical Return $1,000.00 $1,016.41 1.69% $8.45
Class N
Actual Return $1,000.00 $1,249.30 1.94% $10.82
Hypothetical Return $1,000.00 $1,015.17 1.94% $9.69
Class R6
Actual Return $1,000.00 $1,250.70 1.59% $8.87
Hypothetical Return $1,000.00 $1,016.91 1.59% $7.95
AQR Sustainable Long-Short Equity Carbon Aware Fund
Class I
Actual Return $1,000.00 $1,102.20 1.31% $6.83
Hypothetical Return $1,000.00 $1,018.30 1.31% $6.56
Class N
Actual Return $1,000.00 $1,101.20 1.56% $8.13
Hypothetical Return $1,000.00 $1,017.06 1.56% $7.80
Class R6
Actual Return $1,000.00 $1,103.20 1.21% $6.31
Hypothetical Return $1,000.00 $1,018.79 1.21% $6.06
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365
(to reflect the one-half year period unless stated otherwise).

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2022
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a meeting via video conference on May 26-27, 2022 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management
Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy
Fund, AQR Style Premia Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and certain other series of the Trust (the “Investment Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk Premia Fund, AQR Diversifying Strategies Fund and certain other series of the Trust (the "Investment Management Agreement
II"); and (iii) the Second Amended and Restated Investment Sub-Advisory Agreement between AQR and AQR Arbitrage, LLC (formerly CNH Partners,
LLC) (“AQR Arbitrage” or the “Sub-Adviser”) for the AQR Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR and AQR Arbitrage to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement.
These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii)
performance information for the Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser;
(b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of
Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, liquidity risk management, derivatives risk management, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of a high quality and benefit the Funds.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2022
I nvestment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s
Performance Peers, and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund by Fund basis.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of drawdown control and/or internal risk protections may affect a Fund’s performance in relation to its Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of December 31, 2021, the net expenses for certain Funds were lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers. The Board determined to reduce the management fee for AQR Style Premia
Alternative Fund and to increase this Fund’s expense cap by a commensurate amount, effective July 1, 2022. Finally, the Board noted that while the
AQR Diversifying Strategies Fund bears a management fee of 0%, as a fund of funds it indirectly bears a pro rata portion of the management fees charged by the Funds in which it invests.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and Sub-Adviser’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each
Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the Funds had undertaken to rely on Rule 30e-3 under the 1940 Act which reduced charges related to printing and mailing costs for shareholder reports.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2022
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program
AQR Funds | Semi-Annual Report | June 2022
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 27, 2022, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2021 through March 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds during the Reporting Period. Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Section 302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
August 25, 2022

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
August 25, 2022